SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Apparel — 2.2%
NIKE, Inc., Class B	280,336	$ 35,524,178
Auto Manufacturers — 0.5%
Ferrari NV	31,607	8,806,974
Beverages — 3.2%
Monster Beverage Corp.†	939,208	52,595,648
Biotechnology — 4.0%
Genmab A/S ADR†	165,708	6,795,685
Illumina, Inc.†	26,242	5,394,306
Vertex Pharmaceuticals, Inc.†	157,539	53,678,263
		65,868,254
Building Materials — 0.4%
Trex Co., Inc.†	113,110	6,182,593
Chemicals — 0.8%
Sherwin-Williams Co.	57,032	13,547,381
Commercial Services — 0.4%
PayPal Holdings, Inc.†	83,659	6,358,084
Computers — 4.8%
Crowdstrike Holdings, Inc., Class A†	60,470	7,259,424
EPAM Systems, Inc.†	93,273	26,344,026
Fortinet, Inc.†	707,383	44,600,498
		78,203,948
Distribution/Wholesale — 2.2%
Copart, Inc.†	456,146	36,058,341
Diversified Financial Services — 5.3%
Visa, Inc., Class A	377,041	87,748,752
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	102,990	14,205,411
Electronics — 1.8%
Amphenol Corp., Class A	170,248	12,848,617
Mettler-Toledo International, Inc.†	11,256	16,788,324
		29,636,941
Healthcare-Products — 8.7%
Align Technology, Inc.†	20,138	6,550,891
Contra Abiomed, Inc.†(1)	29,276	40,840
Edwards Lifesciences Corp.†	415,778	36,580,149
IDEXX Laboratories, Inc.†	82,410	40,558,906
Intuitive Surgical, Inc.†	157,591	47,469,561
Waters Corp.†	37,189	11,170,088
		142,370,435
Healthcare-Services — 5.5%
UnitedHealth Group, Inc.	183,635	90,364,947
Internet — 8.9%
Alphabet, Inc., Class C†	667,548	72,242,045
Amazon.com, Inc.†	553,734	58,391,250
Etsy, Inc.†	92,753	9,370,836
Netflix, Inc.†	18,970	6,258,772
		146,262,903
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.1%
Cognex Corp.	125,505	$ 5,985,333
IDEX Corp.	61,264	12,639,989
		18,625,322
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	19,949	5,745,910
Pharmaceuticals — 4.8%
Eli Lilly & Co.	66,723	26,412,967
Zoetis, Inc.	299,847	52,707,105
		79,120,072
Retail — 8.3%
Chipotle Mexican Grill, Inc.†	10,207	21,104,197
Costco Wholesale Corp.	102,092	51,374,736
Dollar General Corp.	64,994	14,393,571
Home Depot, Inc.	104,942	31,539,269
Tractor Supply Co.	77,161	18,395,183
		136,806,956
Semiconductors — 6.3%
ASML Holding NV	21,612	13,763,818
Entegris, Inc.	109,359	8,193,176
NVIDIA Corp.	172,514	47,870,910
QUALCOMM, Inc.	288,318	33,675,543
		103,503,447
Software — 22.5%
Adobe, Inc.†	73,144	27,616,249
Autodesk, Inc.†	68,920	13,424,927
Cadence Design Systems, Inc.†	67,763	14,192,960
Manhattan Associates, Inc.†	54,220	8,983,169
Microsoft Corp.	522,253	160,467,457
MSCI, Inc.	49,884	24,066,536
Paycom Software, Inc.†	38,113	11,066,872
PTC, Inc.†	74,894	9,420,916
Roper Technologies, Inc.	68,885	31,327,520
ServiceNow, Inc.†	21,681	9,960,685
Synopsys, Inc.†	38,165	14,171,428
Tyler Technologies, Inc.†	38,561	14,615,776
Veeva Systems, Inc., Class A†	172,955	30,972,781
		370,287,276
Telecommunications — 3.5%
Arista Networks, Inc.†	243,570	39,010,171
Motorola Solutions, Inc.	65,953	19,218,704
		58,228,875
TOTAL INVESTMENTS (cost $1,217,514,962)	96.5%	1,586,052,648
Other assets less liabilities	3.5	57,646,389
NET ASSETS	100.0%	$1,643,699,037
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$142,329,595	$—	$40,840	$142,370,435
Other Industries	1,443,682,213	—	—	1,443,682,213
Total Investments at Value	$1,586,011,808	$—	$40,840	$1,586,052,648
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A	150,440	$ 4,477,094
Airlines — 1.3%
Alaska Air Group, Inc.†	149,290	6,488,143
Apparel — 3.7%
Carter's, Inc.	12,292	857,613
PVH Corp.	44,416	3,811,337
Ralph Lauren Corp.	59,133	6,787,877
Tapestry, Inc.	157,520	6,428,391
		17,885,218
Auto Parts & Equipment — 1.4%
Dana, Inc.	226,337	3,347,524
Goodyear Tire & Rubber Co.†	329,044	3,510,900
		6,858,424
Banks — 10.6%
BankUnited, Inc.	114,286	2,577,149
Comerica, Inc.	115,467	5,007,804
First BanCorp/Puerto Rico	529,606	6,222,870
First Citizens BancShares, Inc., Class A	9,544	9,612,526
First Hawaiian, Inc.	289,626	5,534,753
Synovus Financial Corp.	145,659	4,486,297
Texas Capital Bancshares, Inc.†	106,770	5,365,193
Webster Financial Corp.	92,528	3,451,294
Wintrust Financial Corp.	76,810	5,251,500
Zions Bancorp NA	154,944	4,316,740
		51,826,126
Building Materials — 1.1%
Masonite International Corp.†	58,657	5,361,836
Chemicals — 1.3%
Huntsman Corp.	233,061	6,243,704
Commercial Services — 4.1%
ADT, Inc.	775,854	5,198,222
Herc Holdings, Inc.	64,200	6,421,284
Korn Ferry	72,890	3,500,178
Robert Half International, Inc.	68,949	5,033,277
		20,152,961
Computers — 2.9%
Crane Holdings Co.	73,941	3,501,846
Genpact, Ltd.	135,006	6,014,517
Lumentum Holdings, Inc.†	99,490	4,800,393
		14,316,756
Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	41,840	5,845,048
Moelis & Co., Class A	112,123	4,247,219
Stifel Financial Corp.	112,548	6,749,504
		16,841,771
Electric — 2.8%
IDACORP, Inc.	74,969	8,330,555
Portland General Electric Co.	107,429	5,438,056
		13,768,611
Electrical Components & Equipment — 0.9%
Belden, Inc.	58,756	4,635,261
Security Description	Shares or Principal Amount	Value

Electronics — 2.3%
Avnet, Inc.	139,866	$ 5,770,871
Sensata Technologies Holding PLC	124,700	5,418,215
		11,189,086
Engineering & Construction — 4.1%
Arcosa, Inc.	94,514	6,383,476
Dycom Industries, Inc.†	80,331	7,440,257
Fluor Corp.†	204,215	5,934,488
		19,758,221
Food — 2.9%
Hain Celestial Group, Inc.†	346,215	6,207,635
Nomad Foods, Ltd.†	413,268	7,769,438
		13,977,073
Hand/Machine Tools — 1.5%
Regal Rexnord Corp.	57,624	7,500,340
Healthcare-Products — 3.3%
Envista Holdings Corp.†	217,160	8,358,488
Integra LifeSciences Holdings Corp.†	141,194	7,810,852
		16,169,340
Healthcare-Services — 3.1%
Acadia Healthcare Co., Inc.†	74,672	5,398,039
Pediatrix Medical Group, Inc. †	412,220	5,907,113
Syneos Health, Inc.†	95,690	3,756,789
		15,061,941
Home Builders — 4.2%
KB Home	132,680	5,814,038
PulteGroup, Inc.	139,469	9,365,343
Taylor Morrison Home Corp.†	120,726	5,202,083
		20,381,464
Insurance — 7.1%
American Financial Group, Inc.	37,478	4,599,675
Everest Re Group, Ltd.	24,026	9,081,828
Hanover Insurance Group, Inc.	43,600	5,212,816
Kemper Corp.	87,205	4,242,523
Reinsurance Group of America, Inc.	41,832	5,953,530
Selective Insurance Group, Inc.	55,560	5,352,095
		34,442,467
Internet — 2.1%
Criteo SA ADR†	203,189	6,390,294
Gen Digital, Inc.	229,155	4,049,169
		10,439,463
Iron/Steel — 1.2%
ATI, Inc.†	146,365	5,652,616
Lodging — 1.4%
Hilton Grand Vacations, Inc.†	158,112	6,767,194
Machinery-Construction & Mining — 2.7%
Oshkosh Corp.	73,740	5,642,585
Vertiv Holdings Co.	489,409	7,301,982
		12,944,567
Machinery-Diversified — 0.8%
Crane Co.†	57,111	4,115,990
Metal Fabricate/Hardware — 1.3%
Timken Co.	82,670	6,353,190

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.5%
Cameco Corp.	260,164	$ 7,151,908
Oil & Gas — 2.2%
HF Sinclair Corp.	95,954	4,232,531
Magnolia Oil & Gas Corp., Class A	317,446	6,704,459
		10,936,990
Oil & Gas Services — 1.2%
ChampionX Corp.	211,020	5,714,422
Packaging & Containers — 1.6%
Berry Global Group, Inc.	133,950	7,743,649
REITS — 6.0%
Broadstone Net Lease, Inc.	253,330	4,096,346
Camden Property Trust	50,468	5,554,003
CubeSmart	146,118	6,646,908
Physicians Realty Trust	395,006	5,695,987
STAG Industrial, Inc.	211,869	7,176,003
		29,169,247
Retail — 4.9%
Bath & Body Works, Inc.	150,100	5,268,510
Dine Brands Global, Inc.	72,887	4,732,553
Papa John's International, Inc.	58,472	4,373,121
Sally Beauty Holdings, Inc.†	332,930	4,737,594
Williams-Sonoma, Inc.	38,998	4,720,318
		23,832,096
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.1%
FormFactor, Inc.†	162,260	$ 4,431,321
Kulicke & Soffa Industries, Inc.	113,970	5,431,810
Synaptics, Inc.†	57,291	5,073,691
		14,936,822
Software — 1.8%
ACI Worldwide, Inc.†	187,110	4,739,496
CommVault Systems, Inc.†	69,339	4,040,384
		8,779,880
Transportation — 4.5%
Knight-Swift Transportation Holdings, Inc.	140,945	7,938,022
Star Bulk Carriers Corp.	256,133	5,406,968
XPO, Inc.†	192,333	8,497,272
		21,842,262
TOTAL INVESTMENTS (cost $497,384,783)	99.3%	483,716,133
Other assets less liabilities	0.7	3,183,034
NET ASSETS	100.0%	$486,899,167
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$483,716,133	$—	$—	$483,716,133
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.8%
iShares MSCI EAFE Min Vol Factor ETF	44,592	$ 3,137,493
iShares MSCI USA Min Vol Factor ETF	92,639	6,838,611
iShares MSCI USA Quality Factor ETF	114,526	14,452,036
iShares MSCI USA Size Factor ETF	56,763	6,641,101
iShares MSCI USA Value Factor ETF	20,755	1,900,743
iShares MSCI USA Momentum Factor ETF	74,765	10,644,293
iShares MSCI International Momentum Factor ETF	164,657	5,506,311
iShares MSCI International Quality Factor ETF	188,599	6,840,486
iShares MSCI International Value Factor ETF	41,992	1,069,956
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	171,797	14,643,048
iShares MSCI EAFE Small-Cap ETF	51,731	3,147,314
iShares Core U.S. Aggregate Bond ETF	112,585	11,253,997
Total Long-Term Investment Securities (cost $87,372,953)		86,075,389
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class 4.68%(2) (cost $235,816)	235,816	$ 235,816
TOTAL INVESTMENTS (cost $87,608,769)	100.1%	86,311,205
Other assets less liabilities	(0.1)	(87,498)
NET ASSETS	100.0%	$86,223,707
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The rate shown is the 7-day yield as of April 30, 2023.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$86,075,389	$—	$—	$86,075,389
Short-Term Investments	235,816	—	—	235,816
Total Investments at Value	$86,311,205	$—	$—	$86,311,205
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.7%
Australia — 1.6%
Adbri, Ltd.	10,558	$ 11,112
AGL Energy, Ltd.	19,929	109,720
Allkem, Ltd.†	2,706	22,054
AMP, Ltd.	12,417	9,349
Ampol, Ltd.	399	7,930
ANZ Group Holdings, Ltd.	20,434	330,577
APA Group	2,120	14,459
Aristocrat Leisure, Ltd.	16,350	411,091
ASX, Ltd.	564	25,637
Aurizon Holdings, Ltd.	8,782	19,917
Bank of Queensland, Ltd.	2,738	10,542
BHP Group, Ltd. (ASX)	91,889	2,718,764
BHP Group, Ltd. (LSE)	1,935	56,932
BlueScope Steel, Ltd.	1,676	22,134
Challenger, Ltd.	4,069	16,285
Charter Hall Group	1,864	13,792
Cochlear, Ltd.	190	31,074
Coles Group, Ltd.	4,941	59,513
Commonwealth Bank of Australia	13,814	911,295
CSL, Ltd.	3,887	773,630
Deterra Royalties, Ltd.	3,363	10,264
Endeavour Group, Ltd.	3,096	13,941
Flight Centre Travel Group, Ltd.†	3,560	46,537
Fortescue Metals Group, Ltd.	25,946	358,684
Goodman Group	2,642	33,954
GPT Group	10,403	30,465
IGO, Ltd.	1,182	10,789
Iluka Resources, Ltd.	1,621	11,817
Insurance Australia Group, Ltd.	5,501	18,162
Ioof Holdings, Ltd.	3,653	7,228
Lottery Corp., Ltd.	5,627	18,787
Macquarie Group, Ltd.	9,620	1,169,330
Medibank Private, Ltd.	111,472	263,205
Mineral Resources, Ltd.	426	20,833
National Australia Bank, Ltd.	47,329	905,854
Newcrest Mining, Ltd.	12,696	243,089
Northern Star Resources, Ltd.	8,679	76,920
Orica, Ltd.	2,402	25,846
Origin Energy, Ltd.	2,201	12,129
Perpetual, Ltd.	649	10,598
Pilbara Minerals, Ltd.	4,002	11,373
Pro Medicus, Ltd.	352	14,388
Qantas Airways, Ltd.†	22,703	99,428
QBE Insurance Group, Ltd.	12,534	127,366
Ramsay Health Care, Ltd.	297	12,725
REA Group, Ltd.	199	18,673
Region RE, Ltd.	4,472	7,293
Rio Tinto, Ltd.	3,141	234,656
Santos, Ltd.	6,281	29,488
Scentre Group	54,107	103,443
SEEK, Ltd.	730	11,824
Sonic Healthcare, Ltd.	1,543	36,297
South32, Ltd.	89,382	253,230
Stockland	50,853	150,089
Treasury Wine Estates, Ltd.	1,108	10,210
Wesfarmers, Ltd.	2,971	102,337
Westpac Banking Corp.	69,126	1,031,734
WiseTech Global, Ltd.	237	10,786
Woodside Energy Group, Ltd.	3,685	83,583
Woodside Energy Group, Ltd. (LSE)	349	7,915
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woolworths Group, Ltd.	3,314	$ 85,382
Worley, Ltd.	1,274	12,704
		11,319,163
Austria — 0.1%
ams-OSRAM AG†	3,755	26,068
ANDRITZ AG	4,979	323,372
BAWAG Group AG*	911	44,554
Erste Group Bank AG	1,651	60,217
OMV AG	879	41,588
Raiffeisen Bank International AG†	6,414	98,613
Verbund AG	117	10,416
		604,828
Belgium — 0.3%
Ackermans & van Haaren NV	167	29,421
Ageas SA/NV	4,182	186,190
Anheuser-Busch InBev SA NV	4,232	275,541
D'ieteren Group	79	14,890
Elia Group SA	78	10,704
Galapagos NV†	1,601	62,044
Groupe Bruxelles Lambert NV	7,549	678,229
KBC Group NV	558	39,843
Proximus SADP	23,234	198,363
Solvay SA, Class A	3,879	465,840
UCB SA	385	35,865
Umicore SA	196	6,445
		2,003,375
Bermuda — 0.0%
Arch Capital Group, Ltd.†	1,310	98,342
Bunge, Ltd.	332	31,075
CK Infrastructure Holdings, Ltd.	2,000	11,403
Jardine Matheson Holdings, Ltd.	2,400	116,172
Kerry Properties, Ltd.	8,500	21,967
Norwegian Cruise Line Holdings, Ltd.†	680	9,078
NWS Holdings, Ltd.	13,608	11,785
VTech Holdings, Ltd.	2,200	13,202
		313,024
British Virgin Islands — 0.0%
Nomad Foods, Ltd.†	1,374	25,831
Canada — 0.0%
Canada Goose Holdings, Inc.†	7,001	137,360
Cayman Islands — 0.0%
ASMPT, Ltd.	900	7,070
CK Asset Holdings, Ltd.	16,000	94,606
CK Hutchison Holdings, Ltd.	9,500	63,890
Grab Holdings, Ltd., Class A†	7,033	20,466
Sands China, Ltd.†	8,000	28,559
Sea, Ltd. ADR†	382	29,097
Wharf Real Estate Investment Co., Ltd.	3,000	17,309
		260,997
Curacao — 0.2%
Schlumberger NV	22,312	1,101,097
Denmark — 0.6%
AP Moller-Maersk A/S, Series A	64	114,316
Carlsberg A/S, Class B	1,288	212,747
Coloplast A/S, Class B	1,458	210,128
Danske Bank A/S	687	14,521
DSV A/S	984	185,071

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Genmab A/S†	904	$ 371,348
H Lundbeck A/S	7,372	39,030
Novo Nordisk A/S, Class B	15,385	2,566,495
Novozymes A/S, Class B	6,188	322,230
Orsted A/S*	161	14,470
ROCKWOOL A/S, Class B	72	17,436
Tryg A/S	683	16,140
Vestas Wind Systems A/S	865	23,865
		4,107,797
Finland — 0.1%
Kesko Oyj, Class B	1,799	37,499
Kone Oyj, Class B	8,930	509,232
Neste Oyj	487	23,535
Nokia Oyj	21,623	91,426
Nordea Bank Abp	15,970	177,907
Outokumpu Oyj	7,508	41,007
Sampo Oyj, Class A	2,096	106,299
Wartsila Oyj Abp	1,962	22,786
		1,009,691
France — 2.6%
Accor SA†	2,327	82,535
Aeroports de Paris†	245	38,959
Air France-KLM†	7,503	13,004
Air Liquide SA	1,848	332,572
Alstom SA	585	14,714
Amundi SA*	3,525	231,383
Arkema SA	519	51,479
AXA SA	36,965	1,206,784
BioMerieux	94	9,848
BNP Paribas SA	1,967	127,348
Bureau Veritas SA	14,413	415,462
Capgemini SE	2,650	483,705
Carrefour SA	8,996	187,181
Credit Agricole SA	1,186	14,509
Danone SA	590	39,041
Dassault Systemes SE	3,536	143,658
Edenred	1,373	89,293
Eiffage SA	1,265	150,621
Engie SA	59,328	950,000
Eramet SA	134	13,042
EssilorLuxottica SA	464	91,722
Faurecia SE†	616	12,793
Gecina SA	139	15,493
Getlink SE	5,929	110,848
Hermes International	512	1,111,009
Ipsen SA	106	12,859
JCDecaux SA†	1,445	31,973
Kering SA	1,261	807,078
La Francaise des Jeux SAEM*	191	8,169
Legrand SA	5,304	501,808
L'Oreal SA	5,474	2,612,568
LVMH Moet Hennessy Louis Vuitton SE	2,857	2,745,391
Pernod Ricard SA	2,910	672,212
Publicis Groupe SA	351	28,769
Remy Cointreau SA	289	50,064
Renault SA†	530	19,688
Rexel SA	14,978	347,490
Safran SA	2,474	384,943
Sanofi	11,786	1,299,054
Security Description	Shares or Principal Amount	Value

France (continued)
Sartorius Stedim Biotech	63	$ 16,909
Schneider Electric SE	5,331	931,375
Societe Generale SA	16,804	408,932
Sodexo SA	806	86,413
SPIE SA	3	94
Teleperformance	645	128,510
Thales SA	707	107,861
TotalEnergies SE	3,139	200,107
Ubisoft Entertainment SA†	2,113	61,561
Valeo	2,277	44,547
Veolia Environnement SA	1,545	48,986
Vinci SA	3,160	391,295
Wendel SE	361	40,484
Worldline SA*†	1,056	45,913
		17,972,056
Germany — 2.0%
adidas AG	1,569	275,883
Allianz SE	5,508	1,381,747
Aurubis AG	206	19,250
BASF SE	2,633	135,950
Bayer AG	8,535	562,103
Bayerische Motoren Werke AG	5,017	560,760
Bayerische Motoren Werke AG (Preference Shares)	206	21,870
Bechtle AG	423	19,615
Beiersdorf AG	1,480	206,543
Carl Zeiss Meditec AG	142	19,089
Commerzbank AG†	8,126	90,302
Continental AG	110	7,693
Covestro AG*	2,944	129,082
Daimler Truck Holding AG†	2,824	93,295
Delivery Hero SE*†	1,060	42,232
Deutsche Bank AG	19,108	209,621
Deutsche Boerse AG	280	53,347
Deutsche Lufthansa AG†	15,754	168,899
Deutsche Pfandbriefbank AG*	6	55
Deutsche Post AG	6,731	323,053
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	354	44,263
DWS Group GmbH & Co. KGaA*	455	15,093
E.ON SE	39,058	516,932
Encavis AG	560	9,680
Evonik Industries AG	18,162	395,600
Fielmann AG	325	16,823
Fraport AG Frankfurt Airport Services Worldwide†	320	17,156
Freenet AG	9,666	275,304
Fresenius SE & Co. KGaA	1,007	29,104
Fuchs Petrolub SE (Preference Shares)	1,792	70,703
Hannover Rueck SE	86	18,347
HeidelbergCement AG	1,302	98,464
Henkel AG & Co. KGaA	379	27,991
Henkel AG & Co. KGaA (Preference Shares)	530	42,782
HUGO BOSS AG	1,044	78,483
Infineon Technologies AG	11,849	430,223
Jenoptik AG	2	64
K+S AG	1,513	30,176
Knorr-Bremse AG	496	34,712
LEG Immobilien SE	532	33,091
Mercedes-Benz Group AG	18,698	1,456,347
Merck KGaA	2,974	532,978

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	204	$ 76,599
Nemetschek SE	364	28,285
Porsche Automobil Holding SE (Preference Shares)	383	21,310
ProSiebenSat.1 Media SE	1,432	12,815
Rheinmetall AG	52	15,230
RWE AG	1,096	51,414
SAP SE	13,093	1,773,582
Sartorius AG	43	16,653
Scout24 SE*	1,860	115,886
Siemens AG	13,363	2,192,343
Siemens Healthineers AG*	522	32,466
Symrise AG	660	79,594
Telefonica Deutschland Holding AG	44,028	148,795
thyssenkrupp AG	16,066	115,321
United Internet AG	2,199	37,699
Volkswagen AG (Preference Shares)	3,421	466,864
Vonovia SE	5,853	126,570
Wacker Chemie AG	264	40,756
Zalando SE*†	547	22,411
		13,869,298
Hong Kong — 0.6%
AIA Group, Ltd.	187,219	2,042,781
BOC Hong Kong Holdings, Ltd.	192,500	607,433
Cathay Pacific Airways, Ltd.†	13,000	12,563
CLP Holdings, Ltd.	4,000	29,813
Galaxy Entertainment Group, Ltd.†	32,000	227,496
Hang Seng Bank, Ltd.	3,000	44,523
Hong Kong & China Gas Co., Ltd.	12,107	10,753
Hong Kong Exchanges & Clearing, Ltd.	3,504	146,191
Hysan Development Co., Ltd.	5,000	14,150
Link REIT	50,300	329,538
MTR Corp., Ltd.	5,000	25,002
New World Development Co., Ltd.	67,000	178,865
Power Assets Holdings, Ltd.	3,500	20,006
Sino Land Co., Ltd.	6,000	8,084
Sun Hung Kai Properties, Ltd.	4,500	62,686
Swire Pacific, Ltd., Class A	13,819	109,678
Swire Properties, Ltd.	70,200	188,776
		4,058,338
Ireland — 0.8%
Accenture PLC, Class A	5,345	1,498,150
AIB Group PLC	14,023	60,482
Alkermes PLC†	1,910	54,531
Aon PLC, Class A	2,701	878,311
Bank of Ireland Group PLC	891	9,225
CRH PLC	2,525	122,109
Eaton Corp. PLC	2,109	352,456
Flutter Entertainment PLC†	101	20,220
Horizon Therapeutics PLC†	120	13,339
James Hardie Industries PLC CDI	4,819	107,445
Johnson Controls International PLC	594	35,545
Kerry Group PLC, Class A	1,165	122,669
Kingspan Group PLC	2,556	177,249
Linde PLC	2,487	918,822
Medtronic PLC	13,992	1,272,573
Smurfit Kappa Group PLC	494	18,281
Security Description	Shares or Principal Amount	Value

Ireland (continued)
STERIS PLC	88	$ 16,592
Trane Technologies PLC	665	123,564
		5,801,563
Isle of Man — 0.0%
Entain PLC	1,628	29,638
Israel — 0.2%
Bank Hapoalim BM	24,363	209,769
Bank Leumi Le-Israel BM	1,872	14,837
Check Point Software Technologies, Ltd.†	3,244	413,156
CyberArk Software, Ltd.†	107	13,332
Elbit Systems, Ltd.	85	15,715
First International Bank of Israel, Ltd.	725	26,340
Israel Discount Bank, Ltd., Class A	26,924	133,866
Mizrahi Tefahot Bank, Ltd.	851	27,885
NICE, Ltd.†	725	148,469
Teva Pharmaceutical Industries, Ltd.†	7,481	65,435
Teva Pharmaceutical Industries, Ltd. ADR†	16,324	142,509
		1,211,313
Italy — 0.4%
A2A SpA	8,510	15,034
Assicurazioni Generali SpA	3,553	73,954
Banca Mediolanum SpA	5,372	48,536
Banca Monte dei Paschi di Siena SpA†	14,062	32,399
Banco BPM SpA	12,136	49,316
Enel SpA	106,776	729,574
Eni SpA	2,802	42,461
FinecoBank Banca Fineco SpA	4,666	70,655
Intesa Sanpaolo SpA	319,014	838,834
Italgas SpA	9,670	63,125
Leonardo SpA	6,772	80,702
Mediobanca Banca di Credito Finanziario SpA	20,471	219,606
Moncler SpA	1,619	120,032
Nexi SpA*†	3,179	26,393
Pirelli & C SpA*	3,322	17,384
Recordati Industria Chimica e Farmaceutica SpA	490	22,550
Reply SpA	53	6,190
Snam SpA	18,644	103,464
Telecom Italia SpA†	83,921	24,694
Terna - Rete Elettrica Nazionale SpA	2,556	22,123
UniCredit SpA	7,666	151,708
UnipolSai Assicurazioni SpA	5,174	13,905
		2,772,639
Japan — 4.1%
Acom Co., Ltd.	5,100	12,492
Advantest Corp.	900	69,886
Aeon Co., Ltd.	6,500	132,477
Ajinomoto Co., Inc.	300	10,771
Alfresa Holdings Corp.	1,100	15,901
Alps Alpine Co., Ltd.	10,400	94,989
Amada Co., Ltd.	24,300	227,053
ANA Holdings, Inc.†	18,300	398,674
Anritsu Corp.	4,700	42,989
Asahi Group Holdings, Ltd.	700	27,046
Asahi Intecc Co., Ltd.	500	9,051
Asahi Kasei Corp.	34,700	245,617

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	42,000	$ 633,429
Azbil Corp.	600	16,783
Benesse Holdings, Inc.	1,300	18,627
Calbee, Inc.	2,900	62,743
Canon, Inc.	7,000	167,177
Capcom Co., Ltd.	300	11,280
Central Japan Railway Co.	2,800	346,585
Chugai Pharmaceutical Co., Ltd.	12,235	315,810
Chugoku Electric Power Co., Inc.†	1,800	9,474
COMSYS Holdings Corp.	600	11,471
Cosmos Pharmaceutical Corp.	100	9,846
Daifuku Co., Ltd.	6,900	127,340
Dai-ichi Life Holdings, Inc.	2,700	50,123
Daiichi Sankyo Co., Ltd.	17,400	596,722
Daikin Industries, Ltd.	2,600	473,026
Daito Trust Construction Co., Ltd.	200	18,925
Daiwa House Industry Co., Ltd.	13,500	344,545
Denso Corp.	1,300	78,450
DIC Corp.	900	16,626
Disco Corp.	2,100	239,213
DMG Mori Co., Ltd.	1,100	17,684
Dowa Holdings Co., Ltd.	500	16,363
East Japan Railway Co.	500	28,679
Ebara Corp.	600	26,279
Eisai Co., Ltd.	392	22,664
EXEO Group, Inc.	800	14,847
FANUC Corp.	10,600	359,098
Fast Retailing Co., Ltd.	2,800	662,877
Fuji Electric Co., Ltd.	300	12,112
FUJIFILM Holdings Corp.	4,000	208,645
Fujitsu, Ltd.	892	118,863
GMO Payment Gateway, Inc.	200	15,661
Hankyu Hanshin Holdings, Inc.	500	15,599
Hino Motors, Ltd.†	2,100	8,279
Hitachi, Ltd.	8,900	493,837
Honda Motor Co., Ltd.	16,035	425,810
Horiba, Ltd.	300	16,561
Hoya Corp.	4,500	474,023
Hulic Co., Ltd.	1,900	16,361
Ibiden Co., Ltd.	400	15,758
IHI Corp.	500	12,563
Inpex Corp.	1,900	20,958
Isuzu Motors, Ltd.	1,500	17,675
ITOCHU Corp.	16,300	541,646
Itochu Techno-Solutions Corp.	1,000	25,897
Japan Exchange Group, Inc.	1,500	24,349
Japan Post Bank Co., Ltd.	900	7,196
Japan Real Estate Investment Corp.	3	11,892
Japan Tobacco, Inc.	36,400	783,193
JGC Holdings Corp.	1,900	23,719
JTEKT Corp.	1,400	11,549
Kandenko Co., Ltd.	1,100	8,268
Kao Corp.	10,100	408,735
KDDI Corp.	18,516	578,213
Keisei Electric Railway Co., Ltd.	400	14,102
Keyence Corp.	800	361,048
Kintetsu Group Holdings Co., Ltd.	300	10,132
Kirin Holdings Co., Ltd.	2,200	35,768
Kobayashi Pharmaceutical Co., Ltd.	400	24,948
Kobe Bussan Co., Ltd.	500	13,999
Koei Tecmo Holdings Co., Ltd.	500	9,194
Security Description	Shares or Principal Amount	Value

Japan (continued)
Konica Minolta, Inc.	11,600	$ 48,346
Kubota Corp.	3,600	54,397
Kyowa Kirin Co., Ltd.	1,000	22,292
Lawson, Inc.	9,400	427,054
Lintec Corp.	700	11,702
Lion Corp.	1,000	10,894
M3, Inc.	500	12,276
MatsukiyoCocokara & Co.	300	16,035
Mazda Motor Corp.	5,100	45,949
McDonald's Holdings Co. Japan, Ltd.	1,000	41,615
Medipal Holdings Corp.	800	12,226
MEIJI Holdings Co., Ltd.	1,700	41,023
Mitsubishi Corp.	19,800	734,626
Mitsubishi Electric Corp.	7,300	90,507
Mitsubishi Estate Co., Ltd.	28,500	352,181
Mitsubishi Gas Chemical Co., Inc.	900	13,082
Mitsubishi Heavy Industries, Ltd.	2,100	79,590
Mitsubishi Materials Corp.	1,600	26,245
Mitsubishi Motors Corp.†	5,400	20,667
Mitsubishi UFJ Financial Group, Inc.	105,400	664,876
Mitsui & Co., Ltd.	20,200	632,444
Mitsui Chemicals, Inc.	300	7,577
Mitsui Fudosan Co., Ltd.	31,500	625,786
Mitsui Mining & Smelting Co., Ltd.	3,600	85,812
Mitsui OSK Lines, Ltd.	400	9,899
Mizuho Financial Group, Inc.	11,770	171,044
Morinaga Milk Industry Co., Ltd.	500	18,811
MS&AD Insurance Group Holdings, Inc.	800	26,277
Murata Manufacturing Co., Ltd.	1,200	69,856
Nabtesco Corp.	700	16,898
Nagoya Railroad Co., Ltd.	1,100	17,724
NEC Corp.	3,300	126,980
Nexon Co., Ltd.	1,100	24,836
Nidec Corp.	3,700	183,335
Nikon Corp.	20,200	208,667
Nintendo Co., Ltd.	1,510	63,685
Nippon Building Fund, Inc.	3	12,579
Nippon Paint Holdings Co., Ltd.	1,600	14,487
Nippon Steel Corp.	15,200	324,521
Nippon Telegraph & Telephone Corp.	33,000	1,006,414
Nippon Yusen KK	500	11,812
Nissin Foods Holdings Co., Ltd.	600	57,862
Niterra Co., Ltd.	2,100	43,924
Nitori Holdings Co., Ltd.	200	25,496
Nitto Denko Corp.	4,786	309,587
Nomura Real Estate Holdings, Inc.	500	12,447
Nomura Research Institute, Ltd.	8,500	214,642
NSK, Ltd.	2,200	12,417
Obayashi Corp.	2,100	17,538
OBIC Co., Ltd.	300	46,182
Olympus Corp.	11,900	208,167
Omron Corp.	8,600	505,384
Ono Pharmaceutical Co., Ltd.	8,100	163,926
Oracle Corp. Japan	400	28,735
Oriental Land Co., Ltd.	9,700	343,002
ORIX Corp.	1,400	23,841
Otsuka Corp.	800	29,095
Otsuka Holdings Co., Ltd.	9,100	311,589
Pigeon Corp.	800	12,434
Pola Orbis Holdings, Inc.	44	611
Recruit Holdings Co., Ltd.	24,900	701,961

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Renesas Electronics Corp.†	2,500	$ 32,664
Resona Holdings, Inc.	3,200	15,896
Ricoh Co., Ltd.	9,100	75,376
Rohm Co., Ltd.	200	15,083
Sankyo Co., Ltd.	600	26,406
Santen Pharmaceutical Co., Ltd.	3,600	30,228
SCREEN Holdings Co., Ltd.	400	32,517
SCSK Corp.	2,100	31,656
Secom Co., Ltd.	500	31,942
Sega Sammy Holdings, Inc.	800	14,957
Sekisui House, Ltd.	6,900	141,870
Shimadzu Corp.	3,800	118,880
Shin-Etsu Chemical Co., Ltd.	9,900	283,355
Shionogi & Co., Ltd.	3,240	145,146
Shiseido Co., Ltd.	400	20,066
SMC Corp.	700	350,520
SoftBank Corp.	22,500	253,422
SoftBank Group Corp.	9,300	351,235
Sohgo Security Services Co., Ltd.	1,100	30,686
Sompo Holdings, Inc.	300	12,519
Sony Group Corp.	1,200	114,001
Square Enix Holdings Co., Ltd.	100	4,922
Subaru Corp.	24,000	390,229
SUMCO Corp.	4,600	63,347
Sumitomo Chemical Co., Ltd.	211,000	712,834
Sumitomo Corp.	24,500	439,398
Sumitomo Mitsui Financial Group, Inc.	20,800	853,906
Sumitomo Mitsui Trust Holdings, Inc.	400	14,435
Sumitomo Realty & Development Co., Ltd.	5,000	116,625
Sundrug Co., Ltd.	400	11,019
Suntory Beverage & Food, Ltd.	5,700	214,016
Suzuki Motor Corp.	3,300	114,740
Sysmex Corp.	700	45,060
T&D Holdings, Inc.	1,000	12,242
Takeda Pharmaceutical Co., Ltd.	2,300	76,469
TDK Corp.	1,500	51,681
Teijin, Ltd.	8,700	97,159
Terumo Corp.	20,300	607,458
TIS, Inc.	600	16,462
Tobu Railway Co., Ltd.	400	10,202
Tohoku Electric Power Co., Inc.†	5,200	26,781
Tokio Marine Holdings, Inc.	7,600	152,907
Tokyo Electron, Ltd.	5,300	605,269
Tokyo Tatemono Co., Ltd.	2,100	26,571
Tokyu Corp.	1,500	21,177
Toshiba Corp.	3,100	100,281
Tosoh Corp.	3,300	44,094
TOTO, Ltd.	1,300	44,630
Toyota Industries Corp.	200	11,624
Toyota Motor Corp.	49,425	678,665
Trend Micro, Inc.	1,500	73,296
Tsuruha Holdings, Inc.	4,100	268,603
Unicharm Corp.	5,200	209,677
USS Co., Ltd.	800	13,436
Welcia Holdings Co., Ltd.	600	12,564
West Japan Railway Co.	300	13,004
Yakult Honsha Co., Ltd.	200	15,063
Yamada Holdings Co., Ltd.	39,300	136,823
Yamato Holdings Co., Ltd.	500	8,595
Yaskawa Electric Corp.	4,200	171,434
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yokogawa Electric Corp.	1,400	$ 22,745
Z Holdings Corp.	2,600	7,121
ZOZO, Inc.	2,400	50,431
		28,899,472
Jersey — 0.2%
Aptiv PLC†	116	11,932
Experian PLC	23,001	812,761
Ferguson PLC	1,430	201,509
Glencore PLC	57,545	339,549
WPP PLC	16,314	189,355
		1,555,106
Luxembourg — 0.2%
ArcelorMittal SA (XAMS)	34,646	983,152
Aroundtown SA	17,713	24,038
Eurofins Scientific SE	297	20,769
RTL Group SA	455	21,324
SES SA FDR	4	25
Spotify Technology SA†	118	15,765
Tenaris SA	4,802	68,981
		1,134,054
Netherlands — 1.0%
ABN AMRO Bank NV CVA*	6,121	98,046
Adyen NV*†	23	36,833
Aegon NV	18,633	84,920
Airbus SE	1,269	178,140
Akzo Nobel NV	816	67,888
Argenx SE (BSE)†	180	69,477
ASM International NV	62	22,586
ASML Holding NV (XAMS)	4,377	2,786,906
ASR Nederland NV	3,250	143,217
CNH Industrial NV	727	10,228
Euronext NV*	211	16,790
EXOR NV	160	13,131
EXOR NV†	905	74,508
Ferrari NV	447	124,542
Heineken Holding NV	274	26,278
Heineken NV	734	84,249
IMCD NV	1,421	213,956
ING Groep NV	18,883	234,489
Just Eat Takeaway.com NV *†	1,866	32,776
Koninklijke Ahold Delhaize NV	1,069	36,814
Koninklijke Philips NV	14,104	298,113
Koninklijke Vopak NV	2,380	90,953
LyondellBasell Industries NV, Class A	1,125	106,436
NN Group NV	2,078	77,692
NXP Semiconductors NV	2,444	400,181
Prosus NV	4,557	341,268
QIAGEN NV†	618	27,601
Randstad NV	5,156	280,293
Signify NV*	8,083	270,047
Stellantis NV	2,429	40,172
Wolters Kluwer NV	6,265	830,253
		7,118,783
New Zealand — 0.1%
Auckland International Airport, Ltd.†	10,887	59,577
EBOS Group, Ltd.	1,276	34,961
Fisher & Paykel Healthcare Corp., Ltd.	12,276	210,414
Mercury NZ, Ltd.	8,927	35,037

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Meridian Energy, Ltd.	11,763	$ 39,780
Xero, Ltd.†	167	10,365
		390,134
Norway — 0.2%
Adevinta ASA†	1,256	9,689
Aker BP ASA	7,384	176,557
DNB Bank ASA	5,527	97,209
Equinor ASA	20,342	584,605
Gjensidige Forsikring ASA	4,242	73,814
Kongsberg Gruppen ASA	542	24,314
Mowi ASA	1,451	27,678
Norsk Hydro ASA	30,349	223,271
Orkla ASA	9,423	67,733
Salmar ASA	367	16,298
Yara International ASA	1,541	62,105
		1,363,273
Portugal — 0.1%
EDP - Energias de Portugal SA	6,267	34,575
Galp Energia SGPS SA	1,304	15,802
Jeronimo Martins SGPS SA	19,674	497,038
		547,415
Singapore — 0.1%
CapitaLand Ascendas REIT	16,400	35,309
CapitaLand Ascott Trust	439	357
CapitaLand Integrated Commercial Trust	12,900	19,697
Capitaland Investment, Ltd.	7,700	21,569
City Developments, Ltd.	7,300	38,147
ComfortDelGro Corp., Ltd.	23,100	20,673
DBS Group Holdings, Ltd.	2,382	59,078
Flex, Ltd.†	1,024	21,064
Jardine Cycle & Carriage, Ltd.	10,400	265,039
Keppel Corp., Ltd.	6,400	29,703
Mapletree Logistics Trust	7,900	10,336
Mapletree Pan Asia Commercial Trust	9,300	12,309
Oversea-Chinese Banking Corp., Ltd.	4,037	38,217
SATS, Ltd.†	5,500	10,505
Sembcorp Industries, Ltd.	4,300	13,825
Singapore Airlines, Ltd.	66,400	292,023
United Overseas Bank, Ltd.	1,900	40,376
Venture Corp., Ltd.	1,500	19,133
Wilmar International, Ltd.	8,000	23,636
		970,996
Spain — 0.7%
Acciona SA	411	76,223
Acerinox SA	8,808	95,212
ACS Actividades de Construccion y Servicios SA	474	16,321
Aena SME SA*	341	57,585
Amadeus IT Group SA†	4,168	293,238
Banco Bilbao Vizcaya Argentaria SA	105,124	773,335
Banco de Sabadell SA	59,246	61,928
Banco Santander SA	172,960	609,691
Bankinter SA	11,471	67,980
CaixaBank SA	25,620	94,878
EDP Renovaveis SA	2,329	51,846
Endesa SA	1,452	32,597
Ferrovial SA	1,294	40,617
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	35,010	$ 454,206
Industria de Diseno Textil SA	35,741	1,229,340
Merlin Properties Socimi SA	1,686	14,916
Naturgy Energy Group SA	484	15,084
Repsol SA	33,086	485,997
Telefonica SA	31,178	141,927
		4,612,921
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	544	29,247
Sweden — 0.4%
Assa Abloy AB, Class B	20,434	486,631
Atlas Copco AB, Class A	13,538	196,007
Atlas Copco AB, Class B	16,090	206,561
Boliden AB	5,174	185,306
Epiroc AB, Class A	4,070	81,462
EQT AB	638	13,763
Essity AB, Class B	1,542	46,720
Evolution AB*	334	44,575
Getinge AB, Class B	490	12,445
H & M Hennes & Mauritz AB, Class B	1,542	22,586
Hexagon AB, Class B	4,309	49,299
Holmen AB, Class B	297	11,235
Industrivarden AB, Class A	2,046	58,575
Industrivarden AB, Class C	5,780	165,359
Indutrade AB	849	20,417
Investor AB, Class A	1,040	22,820
Investor AB, Class B	40,393	868,392
L E Lundbergforetagen AB, Class B	1,150	55,203
Nibe Industrier AB, Class B	1,227	13,752
Saab AB, Series B	2,222	124,909
Sagax AB, Class B	312	7,658
Sandvik AB	1,041	21,267
Skandinaviska Enskilda Banken AB, Class A	4,434	50,526
Skanska AB, Class B	1,274	20,849
Svenska Handelsbanken AB, Class A	3,599	31,835
Swedbank AB, Class A	1,983	34,534
Swedish Orphan Biovitrum AB†	691	16,823
Telefonaktiebolaget LM Ericsson, Class B	4,589	25,344
Trelleborg AB, Class B	9,623	242,328
Volvo Car AB, Class B†	4,090	16,891
		3,154,072
Switzerland — 1.9%
ABB, Ltd.	18,117	653,917
Accelleron Industries AG†	813	20,003
Alcon, Inc.	1,368	99,529
Baloise Holding AG	685	114,548
Belimo Holding AG	39	18,770
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	10	123,514
Chubb, Ltd.	2,047	412,593
Cie Financiere Richemont SA	2,354	388,982
Clariant AG	8,050	134,005
Coca-Cola HBC AG	1,394	42,549
DKSH Holding AG	402	31,935
EMS-Chemie Holding AG	46	37,769
Flughafen Zurich AG	78	15,015
Garmin, Ltd.	1,009	99,054
Givaudan SA	255	892,004

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Helvetia Holding AG	148	$ 22,084
Holcim AG	4,645	306,006
Idorsia, Ltd.†	981	9,486
Julius Baer Group, Ltd.	287	20,565
Logitech International SA	382	22,564
Lonza Group AG	87	54,147
Nestle SA	23,276	2,984,237
Novartis AG	25,137	2,572,789
Partners Group Holding AG	204	198,095
PSP Swiss Property AG	475	55,901
Roche Holding AG	7,968	2,497,472
Roche Holding AG (BR)	544	184,351
Sika AG	2,302	633,010
Sonova Holding AG	56	17,734
Straumann Holding AG	109	16,393
Swatch Group AG	441	150,596
Swiss Life Holding AG	38	25,028
Swiss Prime Site AG	362	32,791
Swiss Re AG	402	40,404
TE Connectivity, Ltd.	1,424	174,255
Temenos AG	485	40,788
UBS Group AG	8,630	175,402
VAT Group AG*	219	77,262
Zurich Insurance Group AG	205	99,155
		13,494,702
United Kingdom — 2.8%
3i Group PLC	2,385	53,122
Abrdn PLC	1,848	4,956
Admiral Group PLC	348	10,108
Anglo American PLC	11,414	350,539
Antofagasta PLC	694	12,752
Ashtead Group PLC	4,749	273,508
Associated British Foods PLC	936	23,029
AstraZeneca PLC	13,099	1,927,490
Atlantica Sustainable Infrastructure PLC	1,639	43,630
Auto Trader Group PLC*	6,165	49,343
Aviva PLC	16,762	89,182
Babcock International Group PLC†	6	24
BAE Systems PLC	7,633	97,318
Barclays PLC	77,908	157,163
Bellway PLC	332	10,071
Berkeley Group Holdings PLC	393	21,964
BP PLC	235,534	1,584,050
British American Tobacco PLC	52,401	1,935,858
British Land Co. PLC	18,598	93,577
BT Group PLC	9,787	19,531
Carnival PLC†	1,554	12,807
Centrica PLC	375,620	540,753
Compass Group PLC	6,186	163,060
Croda International PLC	432	37,929
Diageo PLC	23,295	1,064,172
Drax Group PLC	8,561	67,775
easyJet PLC†	2,800	17,532
Fresnillo PLC	7,368	65,897
Greggs PLC	582	20,661
GSK PLC	29,196	528,897
Haleon PLC	7,678	33,900
Hargreaves Lansdown PLC	8,877	89,877
HSBC Holdings PLC	46,878	337,399
IG Group Holdings PLC	10,342	95,559
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
IMI PLC	1,399	$ 28,071
Imperial Brands PLC	15,377	380,321
Informa PLC	5,191	47,167
InterContinental Hotels Group PLC	2,774	190,619
International Game Technology PLC	1,355	38,130
Intertek Group PLC	975	50,956
ITV PLC	75,623	76,848
J Sainsbury PLC	8,246	28,687
JD Sports Fashion PLC	4,105	8,333
Johnson Matthey PLC	3,671	90,653
Kingfisher PLC	59,146	191,698
Land Securities Group PLC	1,578	13,407
Legal & General Group PLC	12,646	37,347
Liberty Global PLC, Class C†	515	10,475
Lloyds Banking Group PLC	834,457	506,763
London Stock Exchange Group PLC	567	59,445
M&G PLC	3,526	9,109
Mondi PLC	1,839	29,263
National Grid PLC	7,252	104,024
NatWest Group PLC	74,214	245,772
Next PLC	324	27,467
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	26,067
Phoenix Group Holdings PLC	21,249	158,179
Prudential PLC	3,598	55,121
Reckitt Benckiser Group PLC	1,398	113,062
RELX PLC	22,979	764,377
Rightmove PLC	72,194	522,554
Rio Tinto PLC	8,053	511,351
Sage Group PLC	3,550	36,596
Schroders PLC	3,772	23,112
Segro PLC	8,192	86,288
Severn Trent PLC	906	33,399
Shell PLC	71,274	2,192,730
Smith & Nephew PLC	1,636	27,060
Smiths Group PLC	12,688	268,546
Spectris PLC	8,688	411,734
Spirax-Sarco Engineering PLC	118	16,488
SSE PLC	33,440	771,527
St. James's Place PLC	1,449	22,012
Standard Chartered PLC	16,916	133,781
Taylor Wimpey PLC	5,831	9,425
Tesco PLC	115,462	408,358
Unilever PLC	7,275	405,201
Unilever PLC	11,860	660,639
United Utilities Group PLC	3,439	46,756
Weir Group PLC	1,467	33,960
Whitbread PLC	1,251	51,148
		19,797,459
United States — 24.4%
3M Co.	2,371	251,848
Abbott Laboratories	13,530	1,494,659
AbbVie, Inc.	8,668	1,309,908
Activision Blizzard, Inc.	1,229	95,506
Adobe, Inc.†	4,587	1,731,868
Advance Auto Parts, Inc.	601	75,444
Advanced Micro Devices, Inc.†	1,983	177,221
AECOM	2,260	187,693
AES Corp.	2,327	55,057
Aflac, Inc.	252	17,602
Agilent Technologies, Inc.	8,934	1,209,932
Air Products & Chemicals, Inc.	865	254,621

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Alaska Air Group, Inc.†	203	$ 8,822
Albemarle Corp.	999	185,275
Align Technology, Inc.†	104	33,831
Allstate Corp.	1,311	151,761
Alphabet, Inc., Class A†	35,281	3,787,063
Alphabet, Inc., Class C†	28,123	3,043,471
Altria Group, Inc.	15,629	742,534
Amazon.com, Inc.†	49,938	5,265,962
Ameren Corp.	2,140	190,396
American Airlines Group, Inc.†	1,046	14,267
American Electric Power Co., Inc.	864	79,851
American Express Co.	6,809	1,098,564
American Financial Group, Inc.	100	12,273
American Tower Corp.	1,899	388,137
American Water Works Co., Inc.	693	102,737
Ameriprise Financial, Inc.	91	27,766
AMETEK, Inc.	3,838	529,375
Amgen, Inc.	3,253	779,874
Amphenol Corp., Class A	5,087	383,916
Analog Devices, Inc.	5,172	930,339
ANSYS, Inc.†	174	54,622
APA Corp.	1,491	54,943
Apple, Inc.	72,943	12,376,968
Applied Materials, Inc.	8,198	926,620
Archer-Daniels-Midland Co.	1,719	134,220
Arthur J. Gallagher & Co.	107	22,262
Atlassian Corp., Class A†	77	11,370
Autodesk, Inc.†	643	125,250
Automatic Data Processing, Inc.	203	44,660
AutoZone, Inc.†	162	431,456
Avery Dennison Corp.	98	17,099
Baker Hughes Co.	3,826	111,872
Ball Corp.	1,349	71,740
Ball Corp.	644	34,248
Bank of America Corp.	42,244	1,236,904
Bank of New York Mellon Corp.	5,953	253,538
Baxter International, Inc.	430	20,502
Becton Dickinson & Co.	2,333	616,635
Bentley Systems, Inc., Class B	194	8,257
Berkshire Hathaway, Inc., Class B†	7,318	2,404,329
Berry Global Group, Inc.	296	17,112
Best Buy Co., Inc.	2,006	149,487
Biogen, Inc.†	1,154	351,081
BioMarin Pharmaceutical, Inc.†	1,132	108,717
Bio-Rad Laboratories, Inc., Class A†	157	70,774
Bio-Techne Corp.	127	10,145
Black Knight, Inc.†	240	13,114
Blackstone, Inc.	228	20,367
Block, Inc.†	198	12,036
Boeing Co.†	1,919	396,811
Booking Holdings, Inc.†	46	123,570
Boston Scientific Corp.†	20,466	1,066,688
Box, Inc., Class A†	483	12,780
Boyd Gaming Corp.	262	18,183
Brighthouse Financial, Inc.†	1,312	57,990
Bristol-Myers Squibb Co.	21,383	1,427,743
Brixmor Property Group, Inc.	874	18,642
Broadcom, Inc.	1,035	648,428
Burlington Stores, Inc.†	237	45,696
C.H. Robinson Worldwide, Inc.	84	8,473
Cadence Design Systems, Inc.†	1,857	388,949
Security Description	Shares or Principal Amount	Value

United States (continued)
Campbell Soup Co.	881	$ 47,838
Capital One Financial Corp.	566	55,072
Carlisle Cos., Inc.	158	34,104
CarMax, Inc.†	1,482	103,784
Catalent, Inc.†	367	18,394
Caterpillar, Inc.	1,163	254,464
Cboe Global Markets, Inc.	171	23,889
CBRE Group, Inc., Class A†	1,028	78,806
CDW Corp.	213	36,123
Celanese Corp.	456	48,445
CenterPoint Energy, Inc.	347	10,573
CF Industries Holdings, Inc.	1,167	83,534
Charles River Laboratories International, Inc.†	40	7,605
Charles Schwab Corp.	2,872	150,033
Chemed Corp.	24	13,230
Cheniere Energy, Inc.	1,305	199,665
Chevron Corp.	15,266	2,573,542
Chipotle Mexican Grill, Inc.†	42	86,840
Church & Dwight Co., Inc.	3,294	319,913
Cigna Group	2,317	586,873
Cintas Corp.	845	385,126
Cirrus Logic, Inc.†	149	12,783
Cisco Systems, Inc.	14,044	663,579
Citigroup, Inc.	13,338	627,820
Citizens Financial Group, Inc.	818	25,309
Cleveland-Cliffs, Inc.†	3,456	53,153
Clorox Co.	1,751	290,001
CME Group, Inc.	656	121,865
CMS Energy Corp.	5,198	323,627
Coca-Cola Co.	31,977	2,051,325
Cognizant Technology Solutions Corp., Class A	6,686	399,221
Colgate-Palmolive Co.	13,688	1,092,302
Comcast Corp., Class A	19,493	806,425
Comerica, Inc.	212	9,194
Commercial Metals Co.	178	8,311
Conagra Brands, Inc.	1,940	73,642
ConocoPhillips	10,101	1,039,292
Consolidated Edison, Inc.	771	75,920
Constellation Brands, Inc., Class A	54	12,391
Constellation Energy Corp.	803	62,152
Contra Abiomed, Inc.†(1)	79	110
Cooper Cos., Inc.	24	9,155
Corning, Inc.	616	20,464
Corteva, Inc.	2,597	158,729
Costco Wholesale Corp.	3,917	1,971,113
Coterra Energy, Inc.	1,133	29,005
Crowdstrike Holdings, Inc., Class A†	112	13,446
Crown Castle, Inc.	2,926	360,161
Crown Holdings, Inc.	478	41,003
CSX Corp.	8,444	258,724
CubeSmart	653	29,705
CVS Health Corp.	7,885	578,049
Danaher Corp.	5,276	1,249,937
Darden Restaurants, Inc.	79	12,002
Datadog, Inc., Class A†	136	9,164
Deere & Co.	753	284,649
Delta Air Lines, Inc.†	13,953	478,727
DENTSPLY SIRONA, Inc.	408	17,107
Devon Energy Corp.	979	52,308
Dexcom, Inc.†	518	62,854

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Diamondback Energy, Inc.	245	$ 34,839
Discover Financial Services	507	52,459
DocuSign, Inc.†	274	13,547
Dollar General Corp.	496	109,844
Dollar Tree, Inc.†	383	58,871
Dominion Energy, Inc.	1,723	98,452
Domino's Pizza, Inc.	204	64,764
Dow, Inc.	2,716	147,750
Dropbox, Inc., Class A†	553	11,248
DTE Energy Co.	7,349	826,101
Duke Energy Corp.	972	96,111
DuPont de Nemours, Inc.	7,214	502,960
DXC Technology Co.†	367	8,753
East West Bancorp, Inc.	189	9,769
Eastman Chemical Co.	822	69,270
eBay, Inc.	7,114	330,303
Ecolab, Inc.	2,722	456,860
Edison International	683	50,269
Edwards Lifesciences Corp.†	2,551	224,437
Electronic Arts, Inc.	1,235	157,191
Element Solutions, Inc.	3,087	56,029
Elevance Health, Inc.	1,452	680,480
Eli Lilly & Co.	3,952	1,564,439
Enovis Corp.†	388	22,601
Enphase Energy, Inc.†	160	26,272
Entergy Corp.	2,352	253,028
EOG Resources, Inc.	7,644	913,229
EQT Corp.	316	11,009
Equinix, Inc.	559	404,761
Equity Residential	154	9,741
Essex Property Trust, Inc.	566	124,367
Estee Lauder Cos., Inc., Class A	2,093	516,385
Etsy, Inc.†	535	54,051
Evergy, Inc.	1,191	73,973
Eversource Energy	326	25,301
Exelixis, Inc.†	2,232	40,846
Exelon Corp.	1,848	78,429
Expedia Group, Inc.†	1,388	130,416
Expeditors International of Washington, Inc.	469	53,391
Exxon Mobil Corp.	21,526	2,547,387
FactSet Research Systems, Inc.	412	169,616
Fair Isaac Corp.†	60	43,677
Federal Realty Investment Trust	117	11,570
FedEx Corp.	214	48,745
Fidelity National Information Services, Inc.	2,728	160,188
Fifth Third Bancorp	1,698	44,488
First Citizens BancShares, Inc., Class A	19	19,136
First Horizon Corp.	819	14,373
First Republic Bank	456	1,601
First Solar, Inc.†	59	10,772
FirstEnergy Corp.	766	30,487
Fiserv, Inc.†	1,149	140,316
FMC Corp.	401	49,556
Ford Motor Co.	5,475	65,043
Fortinet, Inc.†	2,526	159,264
Fox Corp., Class A	14,061	467,669
Fox Corp., Class B	340	10,384
Freeport-McMoRan, Inc.	1,774	67,252
Gartner, Inc.†	1,190	359,927
Security Description	Shares or Principal Amount	Value

United States (continued)
GE HealthCare Technologies, Inc.†	486	$ 39,531
General Dynamics Corp.	5,569	1,215,935
General Electric Co.	4,710	466,149
General Mills, Inc.	1,774	157,230
General Motors Co.	5,370	177,425
Gilead Sciences, Inc.	7,917	650,857
Global Payments, Inc.	1,257	141,676
Goldman Sachs Group, Inc.	517	177,558
Graco, Inc.	251	19,902
Guidewire Software, Inc.†	166	12,648
Halliburton Co.	11,100	363,525
Hartford Financial Services Group, Inc.	1,391	98,747
Hasbro, Inc.	946	56,022
HCA Healthcare, Inc.	54	15,516
HEICO Corp.	272	45,870
HEICO Corp., Class A	743	99,733
Helmerich & Payne, Inc.	545	18,072
Hershey Co.	532	145,268
Hess Corp.	409	59,330
Hewlett Packard Enterprise Co.	5,549	79,462
Hilton Worldwide Holdings, Inc.	109	15,698
Hologic, Inc.†	1,698	146,045
Home Depot, Inc.	8,014	2,408,528
Honeywell International, Inc.	6,589	1,316,746
Hormel Foods Corp.	1,637	66,200
HP, Inc.	5,039	149,709
HubSpot, Inc.†	111	46,725
Humana, Inc.	114	60,476
Huntington Bancshares, Inc.	3,325	37,240
IDEXX Laboratories, Inc.†	1,003	493,636
Illinois Tool Works, Inc.	1,946	470,815
Illumina, Inc.†	281	57,762
Incyte Corp.†	2,568	191,085
Insulet Corp.†	99	31,486
Integra LifeSciences Holdings Corp.†	188	10,400
Intel Corp.	32,057	995,690
Intercontinental Exchange, Inc.	900	98,037
International Business Machines Corp.	1,165	147,268
International Flavors & Fragrances, Inc.	1,792	173,752
International Paper Co.	14,524	480,890
Intuit, Inc.	1,537	682,351
Intuitive Surgical, Inc.†	654	196,998
IQVIA Holdings, Inc.†	269	50,634
ITT, Inc.	153	12,919
J.M. Smucker Co.	291	44,933
Jack Henry & Associates, Inc.	157	25,644
JB Hunt Transport Services, Inc.	58	10,167
Jefferies Financial Group, Inc.	622	19,923
Johnson & Johnson	15,363	2,514,923
Jones Lang LaSalle, Inc.†	136	18,909
JPMorgan Chase & Co.	12,106	1,673,533
Kellogg Co.	721	50,304
KeyCorp	3,652	41,122
Keysight Technologies, Inc.†	244	35,292
Kimberly-Clark Corp.	2,965	429,599
Kinder Morgan, Inc.	881	15,109
KLA Corp.	495	191,337
Knight-Swift Transportation Holdings, Inc.	1,631	91,858
Kraft Heinz Co.	2,579	101,277
Kroger Co.	2,725	132,517
L3Harris Technologies, Inc.	126	24,589

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lam Research Corp.	752	$ 394,108
Lamar Advertising Co., Class A	161	17,014
Lamb Weston Holdings, Inc.	647	72,341
Lennox International, Inc.	102	28,755
Lincoln National Corp.	249	5,411
LKQ Corp.	1,655	95,543
Lockheed Martin Corp.	1,420	659,519
Lowe's Cos., Inc.	6,560	1,363,365
Lululemon Athletica, Inc.†	2,097	796,713
Lyft, Inc., Class A†	2,381	24,405
M&T Bank Corp.	442	55,604
Manhattan Associates, Inc.†	2,351	389,514
ManpowerGroup, Inc.	170	12,871
Marathon Oil Corp.	11,845	286,175
Marathon Petroleum Corp.	5,720	697,840
MarketAxess Holdings, Inc.	84	26,743
Marriott International, Inc., Class A	254	43,012
Marsh & McLennan Cos., Inc.	2,876	518,226
Mastercard, Inc., Class A	5,346	2,031,640
McCormick & Co., Inc.	1,037	91,100
McDonald's Corp.	1,180	348,985
MercadoLibre, Inc.†	46	58,765
Merck & Co., Inc.	9,692	1,119,135
Meta Platforms, Inc., Class A†	11,031	2,650,970
MetLife, Inc.	7,006	429,678
Mettler-Toledo International, Inc.†	341	508,602
MGM Resorts International	1,870	84,000
Microchip Technology, Inc.	2,008	146,564
Micron Technology, Inc.	1,363	87,723
Microsoft Corp.	41,549	12,766,346
Moderna, Inc.†	940	124,917
Mohawk Industries, Inc.†	1,273	134,811
Mondelez International, Inc., Class A	4,161	319,232
Monolithic Power Systems, Inc.	307	141,825
Moody's Corp.	1,447	453,085
Morgan Stanley	2,175	195,685
MSCI, Inc.	143	68,990
Murphy Oil Corp.	1,311	48,127
Nasdaq, Inc.	548	30,343
Netflix, Inc.†	1,124	370,841
Neurocrine Biosciences, Inc.†	1,128	113,973
Newmont Corp.	7,650	362,610
News Corp., Class B	191	3,390
NextEra Energy, Inc.	4,552	348,820
NIKE, Inc., Class B	9,025	1,143,648
Norfolk Southern Corp.	2,025	411,136
Northern Trust Corp.	284	22,197
Northrop Grumman Corp.	1,479	682,218
NOV, Inc.	3,310	55,443
NRG Energy, Inc.	656	22,416
Nucor Corp.	1,547	229,234
NVIDIA Corp.	13,250	3,676,742
Occidental Petroleum Corp.	1,189	73,159
Old Dominion Freight Line, Inc.	89	28,515
ON Semiconductor Corp.†	728	52,387
ONEOK, Inc.	490	32,051
Oracle Corp.	2,773	262,659
O'Reilly Automotive, Inc.†	311	285,283
Organon & Co.	406	10,000
Otis Worldwide Corp.	2,169	185,016
Ovintiv, Inc.	1,147	41,384
Security Description	Shares or Principal Amount	Value

United States (continued)
Owens Corning	279	$ 29,800
Packaging Corp. of America	1,810	244,821
Palantir Technologies, Inc., Class A†	1,577	12,222
Paychex, Inc.	1,727	189,728
Paycom Software, Inc.†	421	122,246
Paylocity Holding Corp.†	111	21,455
PayPal Holdings, Inc.†	3,220	244,720
PDC Energy, Inc.	300	19,515
PepsiCo, Inc.	9,343	1,783,485
PerkinElmer, Inc.	123	16,050
Pfizer, Inc.	24,328	946,116
PG&E Corp.†	4,152	71,041
Philip Morris International, Inc.	1,895	189,443
Phillips 66	593	58,707
Pinnacle West Capital Corp.	177	13,887
Pioneer Natural Resources Co.	837	182,089
PNC Financial Services Group, Inc.	1,616	210,484
Pool Corp.	133	46,726
Power Integrations, Inc.	729	53,057
PPG Industries, Inc.	1,716	240,686
PPL Corp.	3,401	97,677
Procter & Gamble Co.	19,625	3,068,957
Progressive Corp.	190	25,916
Prologis, Inc.	1,294	162,074
Prudential Financial, Inc.	87	7,569
Public Service Enterprise Group, Inc.	2,829	178,793
Public Storage	96	28,304
Qorvo, Inc.†	144	13,260
QUALCOMM, Inc.	1,244	145,299
Ralph Lauren Corp.	818	93,898
Raymond James Financial, Inc.	318	28,789
Raytheon Technologies Corp.	5,845	583,916
Regency Centers Corp.	231	14,190
Regeneron Pharmaceuticals, Inc.†	423	339,157
Regions Financial Corp.	2,566	46,855
Reinsurance Group of America, Inc.	64	9,108
Reliance Steel & Aluminum Co.	1,560	386,568
ResMed, Inc.	180	43,373
RingCentral, Inc., Class A†	1,490	41,064
ROBLOX Corp., Class A†	217	7,725
Roper Technologies, Inc.	240	109,147
Ross Stores, Inc.	1,372	146,434
RPM International, Inc.	344	28,218
S&P Global, Inc.	4,539	1,645,751
Salesforce, Inc.†	5,586	1,108,095
SBA Communications Corp.	375	97,834
Seagen, Inc.†	68	13,600
Sempra Energy	555	86,297
ServiceNow, Inc.†	1,355	622,514
Sherwin-Williams Co.	2,029	481,969
Silicon Laboratories, Inc.†	121	16,855
Simon Property Group, Inc.	3,235	366,590
Sirius XM Holdings, Inc.	47,531	180,618
SiteOne Landscape Supply, Inc.†	272	40,185
Skyworks Solutions, Inc.	75	7,943
Snap-on, Inc.	1,311	340,087
SolarEdge Technologies, Inc.†	76	21,708
Southern Co.	1,326	97,527
Southwest Airlines Co.	22,103	669,500
Splunk, Inc.†	103	8,883
Starbucks Corp.	3,179	363,328
State Street Corp.	528	38,153

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Steel Dynamics, Inc.	2,869	$ 298,233
Stifel Financial Corp.	1,833	109,925
Stryker Corp.	449	134,543
Synchrony Financial	2,517	74,277
Synopsys, Inc.†	1,013	376,147
Sysco Corp.	743	57,018
T. Rowe Price Group, Inc.	418	46,954
Take-Two Interactive Software, Inc.†	293	36,417
Tapestry, Inc.	392	15,998
Target Corp.	882	139,136
Teladoc Health, Inc.†	2,606	69,137
Teradata Corp.†	639	24,736
Teradyne, Inc.	263	24,033
Tesla, Inc.†	10,102	1,659,860
Texas Instruments, Inc.	5,124	856,733
Texas Pacific Land Corp.	12	17,732
Textron, Inc.	457	30,592
Thermo Fisher Scientific, Inc.	2,167	1,202,468
TJX Cos., Inc.	6,632	522,734
Toast, Inc., Class A†	708	12,886
Travel & Leisure Co.	3,446	131,878
Travelers Cos., Inc.	3,550	643,047
Trimble, Inc.†	683	32,169
Truist Financial Corp.	2,428	79,104
Tyler Technologies, Inc.†	132	50,032
Tyson Foods, Inc., Class A	1,060	66,239
UGI Corp.	334	11,316
Ulta Beauty, Inc.†	492	271,304
Union Pacific Corp.	4,779	935,250
United Airlines Holdings, Inc.†	537	23,521
United Parcel Service, Inc., Class B	4,777	858,952
United States Steel Corp.	3,067	70,173
United Therapeutics Corp.†	58	13,348
UnitedHealth Group, Inc.	4,818	2,370,890
US Bancorp	14,817	507,927
Valero Energy Corp.	1,894	217,185
VeriSign, Inc.†	1,804	400,127
Vertex Pharmaceuticals, Inc.†	1,761	600,026
VF Corp.	4,756	111,814
Visa, Inc., Class A	12,570	2,925,416
Vistra Corp.	3,315	79,096
VMware, Inc., Class A†	165	20,630
Walgreens Boots Alliance, Inc.	816	28,764
Walmart, Inc.	15,203	2,295,197
Walt Disney Co.†	1,386	142,065
Waste Management, Inc.	211	35,037
Waters Corp.†	580	174,209
Webster Financial Corp.	194	7,236
WEC Energy Group, Inc.	602	57,894
Wells Fargo & Co.	19,706	783,314
Welltower, Inc.	110	8,714
West Pharmaceutical Services, Inc.	97	35,040
Westlake Corp.	245	27,876
WestRock Co.	2,645	79,165
Williams Cos., Inc.	6,802	205,829
Wintrust Financial Corp.	1,366	93,393
Workday, Inc., Class A†	1,237	230,255
Xcel Energy, Inc.	706	49,356
Xylem, Inc.	4,688	486,802
Yum! Brands, Inc.	4,961	697,417
Zimmer Biomet Holdings, Inc.	195	26,996
Security Description	Shares or Principal Amount	Value

United States (continued)
Zions Bancorp NA	242	$ 6,742
Zoetis, Inc.	808	142,030
Zoom Video Communications, Inc., Class A†	234	14,375
		171,638,529
Total Common Stocks (cost $314,477,169)		321,304,171
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.6%
United States — 45.6%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$60,500,000	49,767,480
0.88%, 11/15/2030	35,000,000	29,214,062
1.13%, 02/15/2031	40,000,000	33,976,562
1.25%, 08/15/2031	33,000,000	27,905,625
1.38%, 11/15/2031	40,079,600	34,077,054
1.63%, 05/15/2031	30,000,000	26,296,875
1.88%, 02/15/2032	29,000,000	25,629,883
2.75%, 08/15/2032	30,000,000	28,392,188
2.88%, 05/15/2032	30,000,000	28,713,281
3.50%, 02/15/2033	10,000,000	10,059,375
4.13%, 11/15/2032	25,000,000	26,386,719
Total U.S. Government & Agency Obligations (cost $356,296,538)		320,419,104
PURCHASED OPTIONS — 0.3%
Purchased Options - Puts — 0.3%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,350) (cost $3,092,305)	828	2,194,200
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	1,557
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	9,407
Total Warrants (cost $1,155)		10,964
Total Long-Term Investment Securities (cost $673,867,167)		643,928,439
SHORT-TERM INVESTMENTS — 6.6%
U.S. Government — 2.5%
United States Treasury Bill
4.17%, 05/18/2023	2,000,000	1,995,894
United States Treasury Bills
4.43%, 10/05/2023	9,000,000	8,810,805
4.59%, 07/13/2023	500,000	494,995
4.80%, 02/22/2024	5,000,000	4,813,069
5.06%, 08/22/2023	2,000,000	1,968,760
		18,083,523

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class 4.68%(2)	28,683,986	$ 28,683,987
Total Short-Term Investments (cost $46,771,961)		46,767,510
TOTAL INVESTMENTS (cost $720,639,128)	98.2%	690,695,949
Other assets less liabilities	1.8	12,414,525
NET ASSETS	100.0%	$703,110,474
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Blackrock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $1,473,011 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2023.
ADR—American Depositary Receipt
BR—Bearer Shares
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank, N.A.	Pay	Russell 1000 Value Index	3-Month SOFR + 0.280%	Quarterly	11/10/2023	$14,054,009	$—	$(279,129)	$(279,129)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
447	Long	MSCI EAFE Index	June 2023	$46,068,136	$48,043,560	$1,975,424
275	Long	S&P 500 E-Mini Index	June 2023	55,244,343	57,591,875	2,347,532
46	Long	TOPIX Index	June 2023	6,543,796	6,989,700	445,904
256	Short	U.S. Treasury 5 Year Notes	June 2023	28,168,825	28,094,000	74,825
						$4,843,685
						Unrealized (Depreciation)
48	Short	U.S. Treasury Ultra Bonds	June 2023	$6,539,780	$6,787,500	$ (247,720)
		Net Unrealized Appreciation (Depreciation)				$4,595,965
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	22,989,000	USD	175,152	06/21/2023	$ 5,138	$ —
Citibank, N.A.	CHF	356,000	USD	393,734	06/21/2023	—	(6,789)
	USD	177,872	CHF	157,000	06/21/2023	—	(1,237)
						—	(8,026)
Deutsche Bank AG	AUD	626,000	USD	422,762	06/21/2023	7,653	—

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	1,131,735	USD	1,208,173	06/21/2023	$ —	$(42,375)
	GBP	328,000	USD	394,344	06/21/2023	—	(18,294)
	JPY	19,451,000	USD	148,254	06/21/2023	4,405	—
	NZD	336,000	USD	207,081	06/21/2023	—	(660)
	USD	317,742	AUD	474,000	06/21/2023	—	(3,426)
	USD	204,232	JPY	27,205,000	06/21/2023	—	(3,039)
						12,058	(67,794)
Goldman Sachs International	EUR	142,000	USD	153,319	06/21/2023	—	(3,589)
	NOK	8,771,000	USD	838,902	06/21/2023	13,896	—
	NZD	214,000	USD	133,030	06/21/2023	718	—
	USD	255,866	EUR	237,000	06/21/2023	6,015	—
	USD	187,154	NOK	1,964,000	06/21/2023	—	(2,419)
	USD	170,742	NZD	273,000	06/21/2023	—	(1,952)
						20,629	(7,960)
JPMorgan Chase Bank, N.A.	EUR	175,000	USD	194,137	06/21/2023	765	—
	GBP	251,000	USD	313,621	06/21/2023	—	(2,148)
	JPY	18,742,000	USD	142,952	06/21/2023	4,347	—
	SEK	2,189,000	USD	213,982	06/21/2023	—	(15)
	USD	298	AUD	442	06/21/2023	—	(5)
	USD	6,566,932	EUR	6,192,499	06/21/2023	275,673	—
	USD	148,225	GBP	120,000	06/21/2023	2,740	—
						283,525	(2,168)
Morgan Stanley & Co. International PLC	AUD	889,000	USD	596,364	06/21/2023	6,857	—
	CAD	38,000	USD	27,976	06/21/2023	—	(99)
	USD	329,298	AUD	491,000	06/21/2023	—	(3,710)
	USD	387,845	EUR	363,000	06/21/2023	13,264	—
	USD	170,954	GBP	141,000	06/21/2023	6,430	—
	USD	415,935	JPY	56,012,000	06/21/2023	—	(1,702)
	USD	266,967	NOK	2,786,000	06/21/2023	—	(4,914)
	USD	142,227	SEK	1,490,000	06/21/2023	3,436	—
						29,987	(10,425)
UBS AG	CAD	1	USD	—	06/21/2023	—	—
	JPY	267,839,930	USD	1,986,766	06/21/2023	5,970	—
	USD	397,333	CHF	370,000	06/21/2023	18,941	—
	USD	6,567,995	EUR	6,192,500	06/21/2023	274,612	—
	USD	24,561	SGD	33,000	06/21/2023	215	—
						299,738	—
Unrealized Appreciation (Depreciation)						$651,075	$(96,373)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	45.6%
Short-Term Investments	6.6
Pharmaceuticals	4.0
Software	3.2
Banks	2.7
Internet	2.7
Retail	2.5
Computers	2.3
Oil & Gas	2.0
Semiconductors	1.9

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Insurance	1.6%
Healthcare-Products	1.4
Cosmetics/Personal Care	1.4
Chemicals	1.3
Commercial Services	1.2
Beverages	1.0
Electronics	1.0
Apparel	1.0
Mining	1.0
Diversified Financial Services	0.9
Auto Manufacturers	0.9
Machinery-Diversified	0.9
Electric	0.8
Food	0.7
Biotechnology	0.7
Miscellaneous Manufacturing	0.7
Aerospace/Defense	0.7
Agriculture	0.6
Telecommunications	0.6
Iron/Steel	0.6
Transportation	0.5
Healthcare-Services	0.5
Distribution/Wholesale	0.5
REITS	0.5
Electrical Components & Equipment	0.4
Airlines	0.4
Media	0.3
Building Materials	0.3
Purchased Options	0.3
Oil & Gas Services	0.3
Household Products/Wares	0.3
Real Estate	0.2
Investment Companies	0.2
Entertainment	0.2
Engineering & Construction	0.1
Machinery-Construction & Mining	0.1
Lodging	0.1
Hand/Machine Tools	0.1
Gas	0.1
Forest Products & Paper	0.1
Home Builders	0.1
Private Equity	0.1
98.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$138,495	$174,529	$—	$313,024
British Virgin Islands	25,831	—	—	25,831
Canada	137,360	—	—	137,360
Cayman Islands	49,563	211,434	—	260,997
Curacao	1,101,097	—	—	1,101,097
Ireland	5,163,883	637,680	—	5,801,563
Israel	568,997	642,316	—	1,211,313
Jersey	11,932	1,543,174	—	1,555,106
Luxembourg	15,765	1,118,289	—	1,134,054
Netherlands	519,748	6,599,035	—	7,118,783
Singapore	21,064	949,932	—	970,996

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Switzerland	$685,902	$12,808,800	$—	$13,494,702
United Kingdom	92,235	19,705,224	0	19,797,459
United States	171,638,419	—	110	171,638,529
Other Countries	—	96,743,357	—	96,743,357
U.S. Government & Agency Obligations	—	320,419,104	—	320,419,104
Purchased Options	2,194,200	—	—	2,194,200
Warrants	10,964	—	—	10,964
Short-Term Investments:
U.S. Government	—	18,083,523	—	18,083,523
Other Short-Term Investments	28,683,987	—	—	28,683,987
Total Investments at Value	$211,059,442	$479,636,397	$110	$690,695,949
Other Financial Instruments:†
Futures Contracts	$4,397,781	$445,904	$—	$4,843,685
Forward Foreign Currency Contracts	—	651,075	—	651,075
Total Other Financial Instruments	$4,397,781	$1,096,979	$—	$5,494,760
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$279,129	$—	$279,129
Futures Contracts	247,720	—	—	247,720
Forward Foreign Currency Contracts	—	96,373	—	96,373
Total Other Financial Instruments	$247,720	$375,502	$—	$623,222
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.1%
Banks — 17.7%
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	$ 8,975,000	$ 8,916,527
Cooperatieve Rabobank UA
0.38%, 01/12/2024	3,191,000	3,082,521
Cooperatieve Rabobank UA FRS
5.11%, (SOFR+0.30%), 01/12/2024	3,532,000	3,520,763
Dexia Credit Local SA
0.50%, 07/16/2024	1,262,000	1,199,958
3.25%, 09/26/2023	9,750,000	9,673,072
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	379,000	364,339
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,710,457
Landwirtschaftliche Rentenbank
2.38%, 01/23/2024	1,000,000	980,718
National Australia Bank, Ltd.
5.13%, 11/22/2024	2,825,000	2,840,114
Nordea Bank Abp
0.63%, 05/24/2024*	5,000,000	4,748,923
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,851,959
0.63%, 06/30/2023*	2,000,000	1,983,969
3.90%, 11/20/2023	1,303,000	1,292,530
Swedbank AB
0.60%, 09/25/2023*	3,300,000	3,233,215
Toronto-Dominion Bank
3.50%, 07/19/2023	988,000	984,057
Toronto-Dominion Bank FRS
5.03%, (SOFR+0.22%), 06/02/2023	6,000,000	5,997,840
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,889,952
		68,270,914
Internet — 1.4%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,659,766
2.73%, 04/13/2024	3,000,000	2,940,967
		5,600,733
Multi-National — 12.6%
Asian Development Bank
1.63%, 03/15/2024	11,250,000	10,944,125
Asian Infrastructure Investment Bank
0.25%, 09/29/2023	1,424,000	1,396,033
Erste Abwicklungsanstalt
0.25%, 08/25/2023	1,000,000	984,401
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.38%, 11/16/2023	3,275,000	3,191,597
European Bank for Reconstruction & Development
0.25%, 07/10/2023	4,000,000	3,961,523
FMS Wertmanagement
0.38%, 05/06/2024	2,000,000	1,913,416
Inter-American Development Bank
0.25%, 11/15/2023	10,000,000	9,742,301
2.63%, 01/16/2024	1,000,000	983,919
3.00%, 10/04/2023	488,000	483,443
Inter-American Investment Corp. FRS
5.08%, (SOFR+0.27%), 03/22/2024	5,400,000	5,398,668
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
International Bank for Reconstruction & Development
3.00%, 09/27/2023	$ 4,600,000	$ 4,561,673
International Finance Corp.
2.88%, 07/31/2023	5,000,000	4,968,550
		48,529,649
Oil & Gas — 1.4%
Equinor ASA
2.65%, 01/15/2024	5,650,000	5,565,690
Total Corporate Bonds & Notes (cost $129,071,880)		127,966,986
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 37.3%
U.S. Government — 37.3%
United States Treasury Notes
0.13%, 08/15/2023 to 10/15/2023	69,500,000	68,249,403
0.25%, 09/30/2023 to 11/15/2023	28,150,000	27,599,625
0.38%, 10/31/2023	32,000,000	31,288,750
United States Treasury Notes FRS
5.33%, (3 UTBMM+0.20%), 01/31/2025	16,925,000	16,954,048
Total U.S. Government & Agency Obligations (cost $145,947,938)		144,091,826
FOREIGN GOVERNMENT OBLIGATIONS — 21.3%
Banks — 5.1%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	11,000,000	10,787,491
BNG Bank NV
3.00%, 09/20/2023	6,000,000	5,949,796
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	3,000,000	2,900,026
		19,637,313
Diversified Financial Services — 2.2%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,940,586
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,175,603
Ontario Teachers' Finance Trust
0.38%, 09/29/2023	2,421,000	2,372,627
		8,488,816
Regional(State/Province) — 9.6%
Kommunekredit
1.00%, 12/15/2023	1,000,000	974,902
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,711,440
0.38%, 02/16/2024	200,000	192,786
1.38%, 05/08/2024	1,500,000	1,449,575
3.25%, 01/16/2024	1,643,000	1,621,814
Kuntarahoitus Oyj
2.50%, 11/15/2023	3,390,000	3,342,462
Province of Alberta, Canada
2.95%, 01/23/2024	1,650,000	1,624,267
3.35%, 11/01/2023	9,367,000	9,283,287
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,926,880
3.40%, 10/17/2023	6,000,000	5,952,520
		37,079,933

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 4.4%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	$ 917,000	$ 904,012
Export Development Canada
0.50%, 04/08/2024	800,000	769,032
2.63%, 02/21/2024	260,000	255,259
Kommunalbanken AS
0.25%, 12/08/2023	200,000	194,232
2.75%, 02/05/2024	1,786,000	1,754,352
Kommunalbanken AS FRS
4.97%, (SOFR+0.16%), 10/27/2023*	2,500,000	2,498,575
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,922,172
0.50%, 11/10/2023	750,000	732,088
1.75%, 12/12/2023	1,218,000	1,193,078
Svensk Exportkredit AB FRS
5.81%, (SOFR+1.00%), 05/25/2023	6,750,000	6,752,842
		16,975,642
Total Foreign Government Obligations (cost $83,001,893)		82,181,704
Total Long-Term Investment Securities (cost $358,021,711)		354,240,516
SHORT-TERM INVESTMENTS — 8.1%
Commercial Paper — 7.7%
Bank of Montreal 4.98%, 07/11/2023*	1,750,000	1,731,920
BNG Bank NV
4.83%, 05/09/2023*	2,000,000	1,997,025
4.91%, 05/17/2023*	1,000,000	997,413
4.92%, 05/19/2023*	2,000,000	1,994,270
Caisse Des Dépôts et Consignations
4.85%, 06/06/2023*	3,000,000	2,983,854
4.94%, 06/20/2023*	3,500,000	3,474,257
Government of Quebec 4.77%, 05/02/2023*	2,000,000	1,998,933
Hydro-Quebec 4.82%, 07/06/2023*	2,000,000	1,981,056
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
National Securities Clearing Corp.
4.96%, 07/13/2023*	$ 500,000	$ 494,689
4.97%, 06/27/2023*	5,000,000	4,958,250
4.99%, 06/13/2023*	1,000,000	993,634
5.00%, 06/26/2023*	3,500,000	3,471,274
NRW. Bank 4.80%, 05/03/2023*	3,000,000	2,997,980
		30,074,555
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1)	1,484,802	1,484,802
Total Short-Term Investments (cost $31,573,530)		31,559,357
TOTAL INVESTMENTS (cost $389,595,241)	99.8%	385,799,873
Other assets less liabilities	0.2	601,015
NET ASSETS	100.0%	$386,400,888
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $53,102,636 representing 13.7% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2023.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$127,966,986	$—	$127,966,986
U.S. Government & Agency Obligations	—	144,091,826	—	144,091,826
Foreign Government Obligations	—	82,181,704	—	82,181,704
Short-Term Investments:
Commercial Paper	—	30,074,555	—	30,074,555
Other Short-Term Investments	1,484,802	—	—	1,484,802
Total Investments at Value	$1,484,802	$384,315,071	$—	$385,799,873
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 88.1%
Bermuda — 0.5%
Alibaba Health Information Technology, Ltd.†	56,000	$ 40,414
Beijing Enterprises Water Group, Ltd.	46,000	11,697
China Gas Holdings, Ltd.	42,000	53,981
China Resources Gas Group, Ltd.	12,000	37,959
China Ruyi Holdings, Ltd.†	72,000	17,484
COSCO SHIPPING Ports, Ltd.	26,000	17,131
Credicorp, Ltd.	907	122,880
Kunlun Energy Co., Ltd.	54,000	50,105
Nine Dragons Paper Holdings, Ltd.	25,000	17,319
Orient Overseas International, Ltd.	1,500	30,350
Shenzhen International Holdings, Ltd.	24,500	22,047
		421,367
Brazil — 4.7%
AMBEV SA	64,100	181,975
Atacadao SA	6,100	13,147
B3 SA - Brasil Bolsa Balcao	85,200	199,514
Banco Bradesco SA	15,071	37,528
Banco Bradesco SA (Preference Shares)	79,015	219,407
Banco BTG Pactual SA	15,400	72,310
Banco do Brasil SA	11,000	94,523
Banco Santander Brasil SA	5,500	29,629
BB Seguridade Participacoes SA	8,600	59,158
CCR SA	13,400	36,457
Centrais Eletricas Brasileiras SA	14,100	95,690
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	22,629
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	46,243
Cia Energetica de Minas Gerais (Preference Shares)	15,486	38,344
Cia Siderurgica Nacional SA	9,400	26,780
Cosan SA	13,800	41,446
CPFL Energia SA	3,600	23,919
Energisa SA	1,500	12,571
Eneva SA†	11,700	26,624
Engie Brasil Energia SA	1,900	15,706
Equatorial Energia SA	13,300	72,902
Gerdau SA (Preference Shares)	14,595	73,680
Hapvida Participacoes e Investimentos SA*†	64,205	35,528
Hypera SA	4,200	31,367
Itau Unibanco Holding SA (Preference Shares)	66,550	345,839
Itausa SA (Preference Shares)	68,006	118,347
JBS SA	9,600	34,452
Klabin SA	8,700	33,368
Localiza Rent a Car SA†	10,380	120,723
Lojas Renner SA	11,110	35,283
Magazine Luiza SA†	41,000	27,455
Natura & Co. Holding SA	11,900	26,387
Petro Rio SA†	9,400	65,490
Petroleo Brasileiro SA	51,800	276,977
Petroleo Brasileiro SA (Preference Shares)	67,900	322,633
Raia Drogasil SA	13,200	69,549
Rede D'Or Sao Luiz SA*	5,000	22,926
Rumo SA	17,000	67,144
Sendas Distribuidora SA	15,900	39,178
Suzano SA	10,191	81,319
Telefonica Brasil SA	6,300	51,938
TIM SA	8,900	24,981
Security Description	Shares or Principal Amount	Value

Brazil (continued)
TOTVS SA	5,600	$ 28,809
Ultrapar Participacoes SA	9,500	27,503
Vale SA	51,588	748,821
Vibra Energia SA	14,100	37,315
WEG SA	23,600	194,561
		4,308,075
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Cayman Islands — 16.0%
360 DigiTech, Inc. ADR	1,035	18,257
3SBio, Inc.*	13,000	13,042
AAC Technologies Holdings, Inc.†	9,500	20,069
Airtac International Group	2,000	72,588
Akeso, Inc.*†	6,000	32,941
Alibaba Group Holding, Ltd.†	200,828	2,106,543
ANTA Sports Products, Ltd.	17,400	216,339
Autohome, Inc. ADR	772	22,890
Baidu, Inc. Class A†	30,728	462,359
BeiGene, Ltd. ADR†	700	178,472
Bilibili, Inc.†	2,235	45,345
Bosideng International Holdings, Ltd.	42,000	20,682
C&D International Investment Group, Ltd.	9,000	27,741
Chailease Holding Co., Ltd.	18,106	132,148
China Conch Venture Holdings, Ltd.	22,500	35,928
China Feihe, Ltd.*	49,000	33,044
China Hongqiao Group, Ltd.	23,000	22,647
China Lesso Group Holdings, Ltd.	15,000	12,966
China Literature, Ltd.*†	4,200	19,403
China Medical System Holdings, Ltd.	16,000	26,569
China Meidong Auto Holdings, Ltd.	8,000	12,404
China Mengniu Dairy Co., Ltd.	44,000	177,393
China Resources Cement Holdings, Ltd.	36,000	16,307
China Resources Land, Ltd.	46,000	214,481
China Resources Mixc Lifestyle Services, Ltd.*	7,600	40,241
Chinasoft International, Ltd.	36,000	24,015
Chow Tai Fook Jewellery Group, Ltd.	28,200	56,665
Country Garden Holdings Co., Ltd.	167,000	42,987
Country Garden Services Holdings Co., Ltd.	27,689	43,490
Dali Foods Group Co., Ltd.*	27,500	11,428
Daqo New Energy Corp. ADR†	750	34,440
Dongyue Group, Ltd.	20,000	20,318
East Buy Holding, Ltd.*†	5,000	17,353
ENN Energy Holdings, Ltd.	11,100	151,994
GCL-Poly Energy Holdings, Ltd.†	283,000	71,090
GDS Holdings, Ltd., Class A†	9,776	18,881
Geely Automobile Holdings, Ltd.	82,000	101,109
Genscript Biotech Corp.†	14,000	37,026
Greentown China Holdings, Ltd.	13,500	16,222
H World Group, Ltd. ADR†	2,724	127,756
Haidilao International Holding, Ltd.*†	11,000	26,957
Haitian International Holdings, Ltd.	9,000	23,368
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	29,300
Hengan International Group Co., Ltd.	9,000	40,134
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	33,857
Innovent Biologics, Inc.*†	16,000	76,582
iQIYI, Inc. ADR†	5,742	35,026
JD Health International, Inc.*†	15,650	112,682

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
JD.com, Inc., Class A	29,327	$ 520,948
Jiumaojiu International Holdings, Ltd.*	10,000	22,452
JOYY, Inc. ADR	750	22,822
Kanzhun, Ltd. ADR†	2,500	46,225
KE Holdings, Inc. ADR†	9,400	147,486
Kingboard Holdings, Ltd.	10,500	32,162
Kingboard Laminates Holdings, Ltd.	16,000	16,279
Kingdee International Software Group Co., Ltd.†	34,000	52,550
Kingsoft Corp., Ltd.	12,000	52,764
Kuaishou Technology*†	24,800	164,202
Legend Biotech Corp. ADR†	600	41,226
Li Auto, Inc., Class A†	15,200	178,363
Li Ning Co., Ltd.	32,000	229,018
Longfor Group Holdings, Ltd.*	26,000	71,116
Lufax Holding, Ltd. ADR	8,266	14,052
Meituan, Class B*†	67,190	1,146,683
Microport Scientific Corp.†	10,000	22,191
MINISO Group Holding, Ltd. ADR	1,300	23,972
Minth Group, Ltd.	10,000	28,906
NetEase, Inc.	26,750	476,393
New Oriental Education & Technology Group, Inc.†	21,360	96,874
NIO, Inc. ADR†	19,429	152,906
Parade Technologies, Ltd.†	1,000	30,752
PDD Holdings, Inc. ADR†	6,805	463,761
Ping An Healthcare and Technology Co., Ltd.*†	7,000	17,463
Pop Mart International Group, Ltd.*	7,000	17,033
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	18,551
Shenzhou International Group Holdings, Ltd.	11,700	112,265
Shimao Group Holdings, Ltd.†(1)	17,500	2,218
Silergy Corp.	4,000	63,701
Sino Biopharmaceutical, Ltd.	141,750	78,690
Smoore International Holdings, Ltd.*	24,000	28,068
Sunac China Holdings, Ltd.†	35,000	7,312
Sunny Optical Technology Group Co., Ltd.	10,000	105,890
TAL Education Group ADR†	5,319	31,169
Tencent Holdings, Ltd.	84,400	3,733,623
Tencent Music Entertainment Group ADR†	8,901	65,956
Tingyi Cayman Islands Holding Corp.	26,000	45,418
Tongcheng Travel Holdings, Ltd.†	11,200	23,830
Topsports International Holdings, Ltd.*	17,000	15,222
Trip.com Group, Ltd. ADR†	7,729	274,457
Uni-President China Holdings, Ltd.	18,000	17,964
Vinda International Holdings, Ltd.	5,000	13,056
Vipshop Holdings, Ltd. ADR†	6,113	95,974
Want Want China Holdings, Ltd.	68,000	43,385
Weibo Corp. ADR†	688	12,047
Wuxi Biologics Cayman, Inc.*†	49,000	293,111
Xinyi Solar Holdings, Ltd.	66,000	70,824
Xpeng, Inc. ADR†	5,200	49,400
Xtep International Holdings, Ltd.	17,500	20,383
Yadea Group Holdings, Ltd.*	14,000	32,760
Yihai International Holding, Ltd.	7,000	18,586
Zai Lab, Ltd. ADR†	953	33,336
Zhen Ding Technology Holding, Ltd.	7,000	25,514
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Zhongsheng Group Holdings, Ltd.	8,000	$ 34,166
ZTO Express Cayman, Inc. ADR	5,548	153,569
		14,742,523
Chile — 0.5%
Banco de Chile	582,395	62,009
Banco de Credito e Inversiones SA	690	20,813
Banco Santander Chile	824,433	39,422
Cencosud SA	17,694	36,057
Cia Sud Americana de Vapores SA	167,320	17,098
Empresas CMPC SA	15,604	24,452
Empresas COPEC SA	5,516	38,381
Enel Americas SA	275,251	37,507
Enel Chile SA	335,891	19,140
Falabella SA	8,881	19,044
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,021	136,820
		450,743
China — 6.9%
Agricultural Bank of China, Ltd.	394,000	151,881
Air China, Ltd.†	20,000	17,688
Aluminum Corp. of China, Ltd.	34,000	20,224
Anhui Conch Cement Co., Ltd.	17,500	55,284
Bank of China, Ltd.	1,110,000	443,568
Bank of Communications Co., Ltd.	127,000	82,144
Beijing Capital International Airport Co., Ltd.†	24,000	18,719
BYD Co., Ltd.	12,000	362,239
China Cinda Asset Management Co., Ltd.	87,000	10,346
China CITIC Bank Corp., Ltd.	125,000	67,644
China Coal Energy Co., Ltd.	29,000	24,888
China Communications Services Corp., Ltd.	24,000	13,165
China Construction Bank Corp.	1,310,000	878,876
China Everbright Bank Co., Ltd.	45,000	14,413
China Galaxy Securities Co., Ltd.	67,500	36,692
China International Capital Corp., Ltd.*	18,400	38,688
China Life Insurance Co., Ltd.	102,000	195,708
China Longyuan Power Group Corp. Ltd.	45,000	47,170
China Merchants Bank Co., Ltd.	56,500	271,792
China Minsheng Banking Corp., Ltd.	80,000	29,435
China National Building Material Co., Ltd.	54,000	40,741
China Pacific Insurance Group Co., Ltd.	39,000	116,676
China Petroleum & Chemical Corp.	342,000	224,445
China Railway Group, Ltd.	43,000	33,097
China Shenhua Energy Co., Ltd.	49,000	162,708
China Southern Airlines Co, Ltd.†	26,000	18,228
China Tourism Group Duty Free Corp., Ltd.*†	1,100	23,509
China Tower Corp., Ltd.*	580,000	74,106
China Vanke Co., Ltd.	24,300	37,954
CITIC Securities Co., Ltd.	28,500	59,947
CMOC Group, Ltd.	42,000	25,734
COSCO SHIPPING Holdings Co., Ltd.	50,050	57,960
Dongfeng Motor Group Co., Ltd.	36,000	17,209
Flat Glass Group Co., Ltd.	5,000	14,084
Fuyao Glass Industry Group Co., Ltd.*	6,800	27,640
Ganfeng Lithium Co., Ltd.*	4,760	31,370
GF Securities Co., Ltd.	14,600	20,994

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Great Wall Motor Co., Ltd.	44,500	$ 53,724
Guangzhou Automobile Group Co., Ltd.	37,200	23,144
Haier Smart Home Co., Ltd.	32,800	106,376
Haitong Securities Co., Ltd.	56,000	37,196
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	14,130
Huaneng Power International, Inc.†	48,000	29,930
Huatai Securities Co., Ltd.*	26,200	33,847
Industrial & Commercial Bank of China, Ltd.	785,000	423,079
Jiangsu Expressway Co., Ltd.	14,000	14,186
Jiangxi Copper Co., Ltd.	12,000	21,351
New China Life Insurance Co., Ltd.	10,800	31,020
Nongfu Spring Co., Ltd.*	24,200	130,889
People's Insurance Co. Group of China, Ltd.	104,000	40,907
PetroChina Co., Ltd.	304,000	211,079
Pharmaron Beijing Co., Ltd.*	2,700	11,742
PICC Property & Casualty Co., Ltd.	96,000	115,931
Ping An Insurance Group Co. of China, Ltd.	87,000	634,010
Postal Savings Bank of China Co., Ltd.*	110,000	71,749
Shandong Gold Mining Co, Ltd.*	8,750	18,573
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	61,387
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	18,544
Shanghai Fudan Microelectronics Group Co. Ltd.	4,000	12,110
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	11,782
Sinopharm Group Co., Ltd.	16,800	59,520
TravelSky Technology, Ltd.	12,000	23,988
Tsingtao Brewery Co., Ltd.	8,000	85,474
Weichai Power Co., Ltd.	25,000	36,966
WuXi AppTec Co., Ltd.*	4,896	43,118
Yanzhou Coal Mining Co., Ltd.	20,000	68,346
Zhaojin Mining Industry Co, Ltd.†	16,000	25,350
Zhejiang Expressway Co., Ltd.	18,000	14,924
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	30,220
Zijin Mining Group Co., Ltd.	82,000	137,733
		6,419,291
Colombia — 0.1%
Bancolombia SA	3,585	27,471
Bancolombia SA (Preference Shares)	5,647	34,978
Interconexion Electrica SA ESP	6,010	23,283
		85,732
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	2,137	114,796
Komercni Banka AS	1,302	42,153
Moneta Money Bank AS*	4,444	16,327
		173,276
Security Description	Shares or Principal Amount	Value

Greece — 0.3%
Alpha Services and Holdings SA†	25,956	$ 32,673
Eurobank Ergasias Services and Holdings SA†	27,995	39,651
Hellenic Telecommunications Organization SA	2,692	39,343
JUMBO SA	1,014	23,390
Motor Oil Hellas Corinth Refineries SA	880	20,979
Mytilineos SA	1,227	35,589
National Bank of Greece SA†	7,176	37,566
OPAP SA	2,396	40,900
Public Power Corp. S.A.†	2,501	21,632
Terna Energy SA	801	17,720
		309,443
Hong Kong — 1.0%
Beijing Enterprises Holdings, Ltd.	6,000	24,890
BYD Electronic International Co., Ltd.	9,500	28,759
China Everbright Environment Group, Ltd.	45,000	19,084
China Merchants Port Holdings Co., Ltd.	17,320	25,656
China Power International Development, Ltd.	75,000	28,500
China Resources Beer Holdings Co., Ltd.	22,000	170,037
China Resources Pharmaceutical Group, Ltd.*†	23,000	22,859
China Resources Power Holdings Co., Ltd.	28,000	61,043
China Taiping Insurance Holdings Co., Ltd.	21,600	24,836
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	17,478
CITIC, Ltd.	78,000	97,976
CSPC Pharmaceutical Group, Ltd.	122,320	124,671
Fosun International, Ltd.	37,000	25,980
Guangdong Investment, Ltd.	38,000	36,296
Hua Hong Semiconductor, Ltd.*†	6,000	24,671
Lenovo Group, Ltd.	106,000	108,746
Yuexiu Property Co., Ltd.†	28,000	40,536
		882,018
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	53,935
OTP Bank Nyrt	3,169	96,490
Richter Gedeon Nyrt	1,902	45,893
		196,318
India — 12.8%
ABB India, Ltd.	738	30,849
ACC, Ltd.	753	16,317
Adani Enterprises, Ltd.	2,236	53,217
Adani Green Energy, Ltd.†	4,464	52,170
Adani Ports & Special Economic Zone, Ltd.	6,474	54,194
Adani Power, Ltd.†	10,645	29,420
Adani Total Gas, Ltd.	3,861	44,642
Adani Transmission, Ltd.†	3,936	49,828
Ambuja Cements, Ltd.†	7,361	35,890
Apollo Hospitals Enterprise, Ltd.	1,385	76,730
Asian Paints, Ltd.	5,198	184,289
AU Small Finance Bank, Ltd.*	2,023	16,434
Aurobindo Pharma, Ltd.	3,893	29,306
Avenue Supermarts, Ltd.*†	2,121	91,347
Axis Bank, Ltd.	30,995	327,013

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Auto, Ltd.	798	$ 43,112
Bajaj Finance, Ltd.	3,894	299,075
Bajaj Finserv, Ltd.	4,870	80,734
Bajaj Holdings & Investment, Ltd.	357	30,125
Balkrishna Industries, Ltd.	1,036	26,394
Bandhan Bank, Ltd.*†	9,067	25,481
Bank of Baroda	13,447	31,114
Berger Paints India, Ltd.	2,613	19,516
Bharat Electronics, Ltd.	44,040	55,690
Bharat Forge, Ltd.	2,445	23,926
Bharat Petroleum Corp., Ltd.	11,716	51,073
Bharti Airtel, Ltd.†	30,551	298,971
Britannia Industries, Ltd.	1,420	78,745
CG Power & Industrial Solutions, Ltd.	8,762	33,025
Cholamandalam Investment and Finance Co., Ltd.	4,836	51,724
Cipla, Ltd.	6,084	67,646
Coal India, Ltd.	21,962	62,708
Colgate-Palmolive India, Ltd.	1,376	26,759
Container Corp. Of India, Ltd.	2,762	20,645
Dabur India, Ltd.	6,181	40,272
Divi's Laboratories, Ltd.	1,768	70,703
DLF, Ltd.	7,657	39,898
Dr Reddy's Laboratories, Ltd.	1,567	94,101
Eicher Motors, Ltd.	1,700	68,570
GAIL India, Ltd.	29,109	38,267
Godrej Consumer Products, Ltd.†	5,234	58,319
Godrej Properties, Ltd.†	1,798	29,012
Grasim Industries, Ltd.	3,820	80,323
Havells India, Ltd.	2,980	44,812
HCL Technologies, Ltd.	12,950	168,943
HDFC Life Insurance Co., Ltd.*	12,121	78,673
Hero MotoCorp, Ltd.	1,510	47,287
Hindalco Industries, Ltd.	19,529	104,475
Hindustan Petroleum Corp., Ltd.	8,320	25,516
Hindustan Unilever, Ltd.	11,318	340,730
Housing Development Finance Corp., Ltd.	23,431	795,570
ICICI Bank, Ltd.	69,699	785,447
ICICI Lombard General Insurance Co., Ltd.*	2,658	35,063
ICICI Prudential Life Insurance Co., Ltd.*	4,024	21,367
Indian Hotels Co., Ltd.	10,791	44,785
Indian Oil Corp., Ltd.	36,076	35,897
Indian Railway Catering & Tourism Corp., Ltd.	3,145	23,796
Indraprastha Gas, Ltd.	3,557	21,536
Indus Towers, Ltd.	8,088	15,331
Info Edge India, Ltd.	950	43,817
Infosys, Ltd.	45,663	709,160
InterGlobe Aviation, Ltd.*†	1,191	29,513
ITC, Ltd.	43,227	225,435
Jindal Steel & Power, Ltd.	5,040	35,991
JSW Steel, Ltd.	10,169	90,457
Jubilant Foodworks, Ltd.	5,085	27,817
Kotak Mahindra Bank, Ltd.	7,612	180,664
Larsen & Toubro, Ltd.	9,173	264,949
LTIMindtree, Ltd.*	1,337	72,374
Lupin, Ltd.	2,736	23,681
Mahindra & Mahindra, Ltd.	12,098	181,407
Security Description	Shares or Principal Amount	Value

India (continued)
Marico, Ltd.	6,506	$ 39,629
Maruti Suzuki India, Ltd.	1,651	173,910
Mphasis, Ltd.	1,114	24,897
MRF, Ltd.	17	18,459
Muthoot Finance, Ltd.	1,484	18,462
Nestle India, Ltd.	455	121,068
NTPC, Ltd.	55,297	116,483
Oil & Natural Gas Corp., Ltd.	35,442	69,020
Page Industries, Ltd.	62	30,572
Petronet LNG, Ltd.†	9,779	28,317
PI Industries, Ltd.	1,010	41,722
Pidilite Industries, Ltd.	2,030	60,060
Power Grid Corp. of India, Ltd.	42,054	121,887
Reliance Industries, Ltd.	41,193	1,221,713
Samvardhana Motherson International, Ltd.	23,245	20,999
SBI Cards & Payment Services, Ltd.	2,884	27,241
SBI Life Insurance Co., Ltd.*	6,146	85,881
Shree Cement, Ltd.	127	37,462
Shriram Transport Finance Co., Ltd.	2,349	38,366
Siemens, Ltd.	913	38,630
SRF, Ltd.	1,957	60,730
State Bank of India	23,858	168,660
Sun Pharmaceutical Industries, Ltd.	13,247	160,092
Tata Consultancy Services, Ltd.	12,565	495,479
Tata Consumer Products, Ltd.	8,350	77,828
Tata Elxsi, Ltd.	477	38,775
Tata Motors, Ltd.†	22,179	131,787
Tata Power Co., Ltd.	19,071	47,062
Tata Steel, Ltd.	94,670	125,368
Tech Mahindra, Ltd.	8,265	103,429
Titan Co., Ltd.	4,707	152,067
Torrent Pharmaceuticals, Ltd.	1,084	21,824
Trent, Ltd.	1,848	30,910
Tube Investments of India, Ltd.	1,374	43,458
TVS Motor Co., Ltd.	2,672	37,268
UltraTech Cement, Ltd.	1,332	122,991
United Spirits, Ltd.†	2,861	27,186
UPL, Ltd.	6,028	54,513
Varun Beverages, Ltd.	2,991	52,798
Vedanta, Ltd.	9,884	33,878
Wipro, Ltd.	17,946	84,553
Yes Bank, Ltd.†	111,453	21,341
Zomato, Ltd.†	21,117	16,756
		11,855,598
Indonesia — 1.9%
Adaro Energy Tbk PT	183,600	39,279
Aneka Tambang Tbk	102,700	14,729
Astra International Tbk PT	260,900	120,326
Bank Central Asia Tbk PT	773,600	478,153
Bank Mandiri Persero Tbk PT	502,000	177,369
Bank Negara Indonesia Persero Tbk PT	90,600	58,390
Bank Rakyat Indonesia Persero Tbk PT	912,200	317,657
Barito Pacific Tbk PT	306,794	17,487
Charoen Pokphand Indonesia Tbk PT	92,900	29,087
Indah Kiat Pulp & Paper Corp. PT	36,200	19,223
Indofood CBP Sukses Makmur Tbk PT	20,800	14,972
Indofood Sukses Makmur Tbk PT	47,000	20,667
Kalbe Farma Tbk PT	224,100	32,437
Merdeka Copper Gold Tbk PT†	155,600	41,810
Sarana Menara Nusantara Tbk PT	189,300	13,249
Semen Indonesia Persero Tbk PT	34,700	14,104

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	203,900	$ 40,347
Telkom Indonesia Persero Tbk PT	646,400	186,816
Unilever Indonesia Tbk PT	91,400	27,436
United Tractors Tbk PT	23,600	46,603
		1,710,141
Kuwait — 0.9%
Agility Public Warehousing Co. KSCP	19,532	39,495
Boubyan Bank KSCP	15,537	34,293
Gulf Bank KSCP	22,838	20,983
Kuwait Finance House KSCP	109,018	265,495
Mabanee Co. KPSC	13,330	33,289
Mobile Telecommunications Co. KSCP	29,805	55,378
National Bank of Kuwait SAKP	103,640	339,640
		788,573
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	40,260
Reinet Investments SCA	1,465	31,961
		72,221
Malaysia — 1.2%
AMMB Holdings Bhd	15,800	12,825
Axiata Group Bhd	30,600	20,531
CELCOMDIGI Bhd	32,000	31,610
CIMB Group Holdings Bhd	84,200	95,627
Dialog Group Bhd	47,800	24,602
Gamuda Bhd	26,600	24,752
Genting Bhd	23,000	24,290
Genting Malaysia Bhd	28,800	17,550
Hong Leong Bank Bhd	8,500	38,449
Hong Leong Financial Group Bhd	3,600	14,627
IHH Healthcare Bhd	22,700	29,230
Inari Amertron Bhd†	40,600	21,031
IOI Corp. Bhd	27,900	23,949
Kuala Lumpur Kepong Bhd	4,800	23,186
Malayan Banking Bhd	64,500	125,384
Maxis Bhd	24,800	24,492
MISC Bhd	15,100	24,751
Nestle Malaysia Bhd	1,100	33,405
Petronas Chemicals Group Bhd	30,400	48,378
Petronas Dagangan Bhd	3,700	18,789
Petronas Gas Bhd	9,400	35,629
PPB Group Bhd	8,200	29,904
Press Metal Aluminium Holdings Bhd	48,700	56,262
Public Bank Bhd	199,600	174,352
QL Resources Bhd	11,600	14,696
RHB Bank Bhd	19,700	24,215
Sime Darby Bhd	26,300	12,804
Sime Darby Plantation Bhd	23,000	22,103
Telekom Malaysia Bhd	11,600	12,909
Tenaga Nasional Bhd	35,400	70,677
Top Glove Corp. Bhd†	68,500	15,086
		1,146,095
Mexico — 2.6%
Alfa SAB de CV	38,800	24,774
America Movil SAB de CV	387,400	417,792
Arca Continental SAB de CV	4,600	43,942
Banco del Bajio SA*	9,800	32,224
Cemex SAB de CV CPO†	206,400	124,096
Coca-Cola Femsa SAB de CV	7,385	61,168
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	37,300	$ 51,470
Fomento Economico Mexicano SAB de CV	26,100	253,865
Gruma SAB de CV, Class B	2,775	43,577
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	85,348
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	71,476
Grupo Bimbo SAB de CV, Class A	21,400	114,859
Grupo Carso SAB de CV, Class A1	4,600	26,112
Grupo Financiero Banorte SAB de CV, Class O	35,400	306,795
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	66,474
Grupo Mexico SAB de CV, Class B	42,700	208,827
Grupo Televisa SAB CPO	30,800	31,349
Industrias Penoles SAB de CV†	1,630	25,203
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	39,104
Operadora De Sites Mexicanos SAB de CV	14,700	14,194
Orbia Advance Corp SAB de CV	12,000	27,631
Promotora y Operadora de Infraestructura SAB de CV	2,130	22,167
Wal-Mart de Mexico SAB de CV	70,300	283,358
		2,375,805
Netherlands — 0.1%
NEPI Rockcastle NV	5,148	31,101
Pepco Group NV†	2,620	25,179
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		56,280
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	16,438
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	21,156
ACEN Corp.†	11,265	1,226
Ayala Corp.	3,755	43,445
Ayala Land, Inc.	108,400	52,270
Bank of the Philippine Islands	25,541	49,791
BDO Unibank, Inc.	29,640	77,336
International Container Terminal Services, Inc.	11,660	45,687
JG Summit Holdings, Inc.	39,165	35,848
Jollibee Foods Corp.	4,780	19,454
Manila Electric Co.	2,750	16,903
Metropolitan Bank & Trust Co.	18,723	19,823
Monde Nissin Corp.*	57,400	9,677
PLDT, Inc.	1,155	25,170
SM Investments Corp.	3,160	51,093
SM Prime Holdings, Inc.	164,300	100,774
Universal Robina Corp.	10,620	28,236
		597,889
Poland — 0.6%
Bank Polska Kasa Opieki SA	2,138	49,520
CD Projekt SA	878	23,977
Dino Polska SA*†	661	67,367
KGHM Polska Miedz SA	1,972	56,898
LPP SA	16	46,128

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
PGE Polska Grupa Energetyczna SA†	10,070	$ 16,689
Polski Koncern Naftowy Orlen SA	8,645	132,217
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	89,606
Powszechny Zaklad Ubezpieczen SA	7,578	69,897
Santander Bank Polska SA	376	30,623
		582,922
Qatar — 0.8%
Barwa Real Estate Co.	34,884	23,978
Commercial Bank PSQC	42,642	68,777
Industries Qatar QSC	19,992	70,150
Masraf Al Rayan QSC	71,297	50,028
Mesaieed Petrochemical Holding Co.	45,719	24,917
Ooredoo Q.P.S.C.	6,504	17,686
Qatar Electricity & Water Co. QSC	4,301	19,807
Qatar Fuel QSC	6,324	28,734
Qatar Gas Transport Co., Ltd.	36,420	39,725
Qatar International Islamic Bank QSC	13,451	36,635
Qatar Islamic Bank SAQ	22,644	111,307
Qatar National Bank Q.P.S.C.	63,926	270,378
		762,122
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	158,896	0
Lukoil PJSC ADR(1)(2)	5,515	0
Magnit PJSC GDR†(1)(2)	4,625	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	1,146	47,971
Advanced Petrochemical Co.	1,578	20,044
Al Rajhi Bank	26,585	547,154
Alinma Bank	13,115	111,140
Almarai Co. JSC	3,390	53,354
Arab National Bank	7,328	53,680
Arabian Internet & Communications Services Co.	329	24,528
Bank AlBilad	6,412	71,057
Bank Al-Jazira	5,363	27,885
Banque Saudi Fransi	7,816	80,565
Bupa Arabia for Cooperative Insurance Co.	961	45,369
Dallah Healthcare Co.	428	19,468
Dar Al Arkan Real Estate Development Co.†	9,752	41,817
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	92,180
Elm Co.	315	37,243
Etihad Etisalat Co.	5,135	63,260
Jarir Marketing Co.	640	27,899
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Mobile Telecommunications Co. Saudi Arabia†	5,798	$ 23,217
Mouwasat Medical Services Co.	491	32,369
Nahdi Medical Co.	517	24,801
Rabigh Refining & Petrochemical Co.†	2,559	7,633
Riyad Bank	18,467	148,738
SABIC Agri-Nutrients Co.	3,006	106,732
Sahara International Petrochemical Co.	4,799	49,709
Saudi Arabian Mining Co.†	12,117	225,442
Saudi Arabian Oil Co.*	32,832	315,458
Saudi Basic Industries Corp.	12,362	305,219
Saudi British Bank	12,910	125,086
Saudi Electricity Co.	11,038	71,499
Saudi Industrial Investment Group	4,949	33,622
Saudi Investment Bank	6,604	28,927
Saudi Kayan Petrochemical Co.†	10,442	35,412
Saudi National Bank	31,050	406,730
Saudi Research & Media Group†	462	26,073
Saudi Tadawul Group Holding Co.	458	20,465
Saudi Telecom Co.	20,242	243,473
Savola Group	3,609	30,692
Yanbu National Petrochemical Co.	3,335	39,718
		3,665,629
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	19,772
South Africa — 3.2%
Absa Group, Ltd.	12,013	116,825
African Rainbow Minerals, Ltd.	1,413	17,786
Anglo American Platinum, Ltd.	710	42,210
AngloGold Ashanti, Ltd.	5,570	148,745
Aspen Pharmacare Holdings, Ltd.	4,858	48,620
Bid Corp., Ltd.	4,316	98,312
Bidvest Group, Ltd.	3,426	46,909
Capitec Bank Holdings, Ltd.	1,207	105,193
Clicks Group, Ltd.	3,106	45,396
Discovery, Ltd.†	6,646	52,201
Exxaro Resources, Ltd.	3,710	38,994
FirstRand, Ltd.	72,051	253,944
Foschini Group Ltd/The	4,145	21,459
Gold Fields, Ltd.	11,884	184,095
Growthpoint Properties, Ltd.	38,120	26,548
Harmony Gold Mining Co., Ltd.	6,594	30,790
Impala Platinum Holdings, Ltd.	10,887	105,494
Kumba Iron Ore, Ltd.	844	20,540
Mr. Price Group, Ltd.	3,088	25,424
MTN Group, Ltd.	22,749	159,756
MultiChoice Group, Ltd.	5,919	36,989
Naspers, Ltd., Class N	2,936	524,406
Nedbank Group, Ltd.	5,570	64,412
Northam Platinum Holdings, Ltd.†	4,333	42,491
Old Mutual, Ltd.	61,491	39,129
OUTsurance Group, Ltd.	11,213	21,339
Pepkor Holdings, Ltd.*	16,088	14,928
Remgro, Ltd.	5,915	45,312
Sanlam, Ltd.	23,915	73,872
Sasol, Ltd.	7,454	96,990
Shoprite Holdings, Ltd.	6,487	79,184
Sibanye Stillwater, Ltd.	35,477	78,641
Standard Bank Group, Ltd.	17,725	166,218

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Vodacom Group, Ltd.	8,572	$ 58,714
Woolworths Holdings, Ltd.	11,889	42,275
		2,974,141
South Korea — 11.2%
Amorepacific Corp.	423	39,044
BGF retail Co., Ltd.	92	12,851
Celltrion Healthcare Co., Ltd.	1,021	53,260
Celltrion Pharm, Inc.†	238	14,599
Celltrion, Inc.	1,417	170,844
CJ CheilJedang Corp.†	113	26,208
Coway Co, Ltd.	543	19,965
DB Insurance Co., Ltd.	563	35,334
Doosan Bobcat, Inc.	500	19,194
Doosan Enerbility Co., Ltd.†	4,704	58,903
Ecopro BM Co., Ltd.	600	120,892
E-MART Inc.	247	18,073
F&F Co., Ltd.	223	23,523
GS Holdings Corp.	649	19,322
Hana Financial Group, Inc.	4,136	129,986
Hankook Tire & Technology Co., Ltd.	947	24,450
Hanmi Pharm Co., Ltd.	78	18,872
Hanon Systems	2,390	16,447
Hanwha Galleria Co., Ltd.†	1,705	2,196
Hanwha Solutions Corp.†	1,512	54,651
HD Hyundai Co., Ltd.	510	22,650
HLB, Inc.†	1,186	31,570
HMM Co., Ltd.	3,345	51,287
Hotel Shilla Co., Ltd.	288	17,564
HYBE Co., Ltd.†	166	33,510
Hyundai Engineering & Construction Co., Ltd.	947	29,184
Hyundai Glovis Co., Ltd.	239	29,332
Hyundai Heavy Industries Co., Ltd.†	234	19,266
Hyundai Mipo Dockyard Co., Ltd.†	311	17,146
Hyundai Mobis Co., Ltd.	913	149,030
Hyundai Motor Co.	1,861	275,852
Hyundai Motor Co. (2nd Preference Shares)	341	28,311
Hyundai Motor Co. (Preference Shares)	195	15,492
Hyundai Steel Co.	1,079	29,457
Industrial Bank of Korea	2,725	20,545
Kakao Corp.	4,181	183,147
Kakao Games Corp.†	409	12,423
KakaoBank Corp.	1,267	21,018
Kakaopay Corp.†	374	15,360
Kangwon Land, Inc.	1,186	16,817
KB Financial Group, Inc.	5,445	202,040
Kia Corp.	3,625	230,001
Korea Aerospace Industries, Ltd.	1,110	45,652
Korea Electric Power Corp.†	3,329	46,480
Korea Investment Holdings Co., Ltd.	528	21,867
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	29,481
Korea Zinc Co., Ltd.	116	44,646
Korean Air Lines Co., Ltd.	2,137	36,650
Krafton, Inc.†	297	42,876
KT&G Corp.	1,562	100,150
Kumho Petrochemical Co., Ltd.	246	25,124
L&F Co., Ltd.	302	60,635
LG Chem, Ltd.	698	389,240
LG Chem, Ltd. (Preference Shares)	87	25,528
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LG Corp.	1,184	$ 77,343
LG Display Co., Ltd.†	3,126	34,839
LG Electronics, Inc.	1,484	121,866
LG Energy Solution, Ltd.†	475	207,591
LG H&H Co., Ltd.	134	62,424
LG Innotek Co., Ltd.	178	35,439
LG Uplus Corp.	1,876	15,480
Lotte Chemical Corp.	224	28,273
Lotte Energy Materials Corp.	315	14,229
Meritz Financial Group, Inc.	1,285	44,148
Mirae Asset Daewoo Co., Ltd.	3,672	19,118
NAVER Corp.	1,861	270,115
NCSoft Corp.	226	64,068
Netmarble Corp.*†	264	12,844
Orion Corp.	289	31,330
Pan Ocean Co., Ltd.	3,044	12,439
PearlAbyss Corp.†	340	11,001
POSCO Future M Co., Ltd.	366	92,288
POSCO Holdings, Inc.	962	272,418
Samsung Biologics Co, Ltd.*†	224	131,115
Samsung C&T Corp.	1,149	94,433
Samsung Electro-Mechanics Co., Ltd.	768	83,078
Samsung Electronics Co., Ltd.	64,832	3,194,168
Samsung Electronics Co., Ltd. (Preference Shares)	11,559	484,091
Samsung Engineering Co., Ltd.†	1,634	35,704
Samsung Fire & Marine Insurance Co., Ltd.	403	67,910
Samsung Heavy Industries Co., Ltd.†	8,827	37,627
Samsung Life Insurance Co., Ltd.	978	48,482
Samsung SDI Co., Ltd.	769	399,964
Samsung SDS Co., Ltd.	443	38,990
Samsung Securities Co. Ltd.	706	17,933
Shinhan Financial Group Co., Ltd.	6,578	172,416
SK Biopharmaceuticals Co., Ltd.†	193	9,976
SK Bioscience Co., Ltd.†	260	13,754
SK Hynix, Inc.	7,725	520,311
SK IE Technology Co., Ltd.*†	193	11,242
SK Innovation Co., Ltd.†	807	105,105
SK Square Co., Ltd.†	1,308	41,586
SK, Inc.	560	68,317
SKC Co., Ltd.	252	18,865
S-Oil Corp.	578	32,309
Woori Financial Group, Inc.	7,094	62,441
Yuhan Corp.	721	31,094
		10,346,109
Taiwan — 13.6%
Accton Technology Corp.	7,000	68,655
Acer, Inc.	56,000	55,248
Advantech Co., Ltd.	6,499	78,884
ASE Technology Holding Co., Ltd.	44,000	145,111
Asia Cement Corp.	22,000	31,548
Asustek Computer, Inc.†	11,000	101,774
AUO Corp.	91,200	50,709
Catcher Technology Co., Ltd.†	10,000	59,038
Cathay Financial Holding Co., Ltd.	113,000	156,542
Chang Hwa Commercial Bank, Ltd.	46,626	27,054
Cheng Shin Rubber Industry Co., Ltd.	16,000	19,736
China Airlines, Ltd.	38,000	23,596
China Development Financial Holding Corp.	201,451	86,106
China Steel Corp.†	156,000	147,881

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chunghwa Telecom Co., Ltd.†	49,000	$ 202,804
Compal Electronics, Inc.†	66,000	51,596
CTBC Financial Holding Co., Ltd.	246,000	181,432
Delta Electronics, Inc.	27,000	265,296
E Ink Holdings, Inc.†	12,000	74,710
E.Sun Financial Holding Co., Ltd.†	164,402	133,846
Eclat Textile Co., Ltd.†	2,000	31,851
eMemory Technology, Inc.	1,000	59,972
Eva Airways Corp.	35,000	30,680
Evergreen Marine Corp Taiwan, Ltd.	13,000	68,652
Far Eastern New Century Corp.†	27,000	28,111
Far EasTone Telecommunications Co., Ltd.	20,000	51,441
Feng TAY Enterprise Co., Ltd.	5,280	32,919
First Financial Holding Co., Ltd.†	141,812	125,344
Formosa Chemicals & Fibre Corp.†	43,000	96,476
Formosa Petrochemical Corp.†	16,000	45,214
Formosa Plastics Corp.†	56,000	171,176
Fubon Financial Holding Co., Ltd.	101,640	195,905
Giant Manufacturing Co., Ltd.	4,000	24,028
Globalwafers Co., Ltd.	3,000	47,295
Hon Hai Precision Industry Co., Ltd.	175,200	596,571
Hotai Motor Co., Ltd.	4,000	86,573
Hua Nan Financial Holdings Co., Ltd.	112,833	80,701
Innolux Corp.†	100,455	44,052
Inventec Corp.†	37,000	39,878
Largan Precision Co., Ltd.†	1,000	65,722
Lite-On Technology Corp.†	29,000	69,545
MediaTek, Inc.	21,000	456,382
Mega Financial Holding Co., Ltd.†	153,375	170,823
Micro-Star International Co., Ltd.	12,000	57,068
momo.com, Inc.	1,200	32,449
Nan Ya Plastics Corp.	65,000	165,525
Nan Ya Printed Circuit Board Corp.†	3,000	27,041
Nanya Technology Corp.	16,000	35,428
Nien Made Enterprise Co., Ltd.	2,000	22,049
Novatek Microelectronics Corp.†	8,000	109,588
Pegatron Corp.	30,000	68,498
PharmaEssentia Corp.†	3,000	36,180
Pou Chen Corp.	21,000	21,774
Powerchip Semiconductor Manufacturing Corp.	38,000	36,940
President Chain Store Corp.	6,000	53,198
Quanta Computer, Inc.	39,000	109,180
Realtek Semiconductor Corp.	6,000	70,557
Ruentex Development Co., Ltd.†	19,950	23,277
Shanghai Commercial & Savings Bank, Ltd.	49,000	74,309
Shin Kong Financial Holding Co., Ltd.†	120,598	32,943
SinoPac Financial Holdings Co., Ltd.†	133,178	72,567
Synnex Technology International Corp.†	15,000	30,253
Taishin Financial Holding Co., Ltd.	139,344	78,704
Taiwan Business Bank	72,000	32,924
Taiwan Cement Corp.	78,512	99,296
Taiwan Cooperative Financial Holding Co., Ltd.	132,311	115,451
Taiwan High Speed Rail Corp.	21,000	21,255
Taiwan Mobile Co., Ltd.	21,000	70,893
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	5,477,433
Unimicron Technology Corp.	17,000	80,920
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Uni-President Enterprises Corp.	62,000	$ 148,808
United Microelectronics Corp.†	163,000	261,455
Vanguard International Semiconductor Corp.	13,000	36,821
Voltronic Power Technology Corp.	1,000	57,351
Walsin Lihwa Corp.	35,000	56,868
Wan Hai Lines, Ltd.	9,200	19,485
Win Semiconductors Corp.	5,000	26,690
Winbond Electronics Corp.†	40,000	33,923
Wiwynn Corp.	1,000	38,012
WPG Holdings, Ltd.	15,000	24,442
Yageo Corp.†	4,775	77,626
Yang Ming Marine Transport Corp.	20,000	41,233
Yuanta Financial Holding Co., Ltd.†	118,079	87,137
		12,546,428
Thailand — 1.8%
Advanced Info Service PCL NVDR	15,700	98,469
Airports of Thailand PCL NVDR†	57,200	122,894
Asset World Corp. PCL	108,300	16,809
B Grimm Power PCL	8,400	9,532
Bangkok Dusit Medical Services PCL NVDR	126,400	108,534
Bangkok Expressway & Metro PCL	106,300	27,550
Banpu PCL	113,900	30,353
Berli Jucker PCL	17,600	20,101
BTS Group Holdings PCL NVDR	107,600	24,350
Bumrungrad Hospital PCL	4,600	32,061
Central Pattana PCL NVDR	31,200	62,324
Central Retail Corp. PCL NVDR	20,508	26,946
Charoen Pokphand Foods PCL NVDR	51,700	30,797
CP ALL PCL NVDR	76,500	145,295
Delta Electronics Thai PCL NVDR	42,000	89,749
Energy Absolute PCL NVDR	22,100	43,962
Global Power Synergy PCL	8,100	15,181
Gulf Energy Development PCL NVDR	40,900	60,882
Home Product Center PCL NVDR	84,300	34,614
Indorama Ventures PCL NVDR†	24,900	24,850
Intouch Holdings PCL NVDR	15,000	32,975
Kasikornbank PCL	8,400	30,868
Krung Thai Bank PCL	46,300	24,524
Land & Houses PCL NVDR	102,700	29,537
Minor International PCL NVDR	35,300	32,651
PTT Exploration & Production PCL NVDR	18,100	78,789
PTT Global Chemical PCL NVDR	28,700	35,005
PTT Oil & Retail Business PCL	37,000	24,100
PTT PCL NVDR	133,900	121,946
SCB X PCL	11,600	35,234
SCG Packaging PCL	16,300	21,064
Siam Cement PCL NVDR	10,600	97,737
Srisawad Corp. PCL	8,000	13,002
Thai Oil PCL NVDR	15,100	20,657
True Corp. Public Co., Ltd.	88,527	20,610
		1,643,952
Turkey — 0.5%
Akbank Turk AS	36,733	30,268
Aselsan Elektronik Sanayi Ve Ticaret AS	9,732	22,342
BIM Birlesik Magazalar AS	5,965	47,864
Eregli Demir ve Celik Fabrikalari TAS†	17,018	28,966
Ford Otomotiv Sanayi AS	887	24,482
Haci Omer Sabanci Holding AS	12,699	24,913

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Hektas Ticaret TAS†		14,396	$ 19,915
KOC Holding AS		9,241	35,897
Koza Altin Isletmeleri AS		12,969	12,576
Pegasus Hava Tasimaciligi AS†		590	13,442
Sasa Polyester Sanayi AS†		5,807	29,704
Tupras Turkiye Petrol Rafinerileri AS		11,200	38,133
Turk Hava Yollari AO†		7,380	48,427
Turkcell Iletisim Hizmetleri AS		15,252	25,923
Turkiye Is Bankasi AS		42,388	23,566
Turkiye Sise ve Cam Fabrikalari AS		17,135	32,433
Yapi ve Kredi Bankasi AS		36,655	17,819
			476,670
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC		40,845	98,105
Abu Dhabi Islamic Bank PJSC		21,048	65,185
Abu Dhabi National Oil Co. for Distribution PJSC		41,790	49,964
Aldar Properties PJSC		55,751	82,097
Dubai Islamic Bank PJSC		40,479	61,446
Emaar Properties PJSC		89,527	144,870
Emirates NBD Bank PJSC		26,576	101,924
Emirates Telecommunications Group Co. PJSC		49,131	321,298
First Abu Dhabi Bank PJSC		63,150	244,186
Multiply Group PJSC†		43,101	39,473
Q Holding PJSC†		24,460	16,976
			1,225,524
United States — 0.5%
Southern Copper Corp.		1,232	94,655
Yum China Holdings, Inc.		5,935	363,103
			457,758
Total Common Stocks (cost $86,628,221)			81,308,853
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	492
UNAFFILIATED INVESTMENT COMPANIES — 6.4%
United States — 6.4%
iShares MSCI China A ETF		127,699	4,119,570
iShares MSCI Emerging Markets ETF		45,564	1,782,919
Total Unaffiliated Investment Companies (cost $6,498,451)			5,902,489
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	113
BTS Group Holdings PCL Expires 11/07/2024†		10,760	38
Minor International PCL Expires 02/15/2024†		1,103	99
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Minor International PCL Expires 07/31/2023†	1,605	$ 447
Srisawad Corp. PCL Expires 08/29/2025†	320	34
Total Warrants (cost $0)		731
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA Expires 05/10/2023, Strike Price BRL 41.15† (cost $0)	46	158
Total Long-Term Investment Securities (cost $93,127,238)		87,212,723
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.48%, 11/30/2023(3) (cost $389,409)	$ 400,000	389,571
TOTAL INVESTMENTS (cost $93,516,647)	94.9%	87,602,294
Other assets less liabilities	5.1	4,737,135
NET ASSETS	100.0%	$92,339,429
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $4,037,852 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/04/2018	85,356	$194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
Magnit PJSC GDR
	05/04/2018	2,346	44,142
	05/30/2018	1,119	22,180
	07/28/2020	1,160	18,127
		4,625	84,449	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Polyus PJSC GDR	09/30/2021	852	$68,456	$0	$0.00	0.0%
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
102	Long	MSCI Emerging Markets Index	June 2023	$4,813,081	$5,019,420	$206,339
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	13.7%
Semiconductors	11.9
Internet	11.5
Unaffiliated Investment Companies	6.4
Oil & Gas	4.4

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Diversified Financial Services	4.0%
Telecommunications	3.5
Chemicals	3.0
Retail	2.6
Computers	2.4
Auto Manufacturers	2.2
Insurance	2.2
Food	1.9
Electronics	1.9
Real Estate	1.8
Mining	1.7
Iron/Steel	1.6
Electric	1.6
Beverages	1.4
Pharmaceuticals	1.3
Software	1.2
Engineering & Construction	0.9
Healthcare-Services	0.9
Transportation	0.7
Building Materials	0.6
Commercial Services	0.6
Electrical Components & Equipment	0.6
Biotechnology	0.6
Miscellaneous Manufacturing	0.5
Coal	0.5
Household Products/Wares	0.5
Gas	0.5
Auto Parts & Equipment	0.4
Agriculture	0.4
Short-Term Investments	0.4
Lodging	0.4
Cosmetics/Personal Care	0.4
Home Furnishings	0.3
Holding Companies-Diversified	0.3
Energy-Alternate Sources	0.3
Leisure Time	0.3
Investment Companies	0.2
Machinery-Diversified	0.2
Airlines	0.2
Healthcare-Products	0.2
Metal Fabricate/Hardware	0.2
Aerospace/Defense	0.2
Distribution/Wholesale	0.2
Water	0.2
Apparel	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Entertainment	0.1
Machinery-Construction & Mining	0.1
REITS	0.1
Pipelines	0.1
Housewares	0.1
Storage/Warehousing	0.1
Environmental Control	0.1
94.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$122,880	$298,487	$—	$421,367
Brazil	4,308,075	—	—	4,308,075
British Virgin Islands	—	—	0	0
Cayman Islands	2,052,511	12,687,794	2,218	14,742,523
Chile	450,743	—	—	450,743
Colombia	85,732	—	—	85,732
Cyprus	—	—	0	0
Mexico	2,375,805	—	—	2,375,805
Netherlands	—	56,280	0	56,280
Peru	16,438	—	—	16,438
Russia	—	—	0	0
South Korea	2,196	10,343,913	—	10,346,109
Thailand	185,199	1,458,753	—	1,643,952
United States	457,758	—	—	457,758
Other Countries	—	46,404,071	—	46,404,071
Unaffiliated Investment Companies	5,902,489	—	—	5,902,489
Warrants	731	—	—	731
Rights	158	—	—	158
Corporate Bonds & Notes	—	492	—	492
Short-Term Investments	—	389,571	—	389,571
Total Investments at Value	$15,960,715	$71,639,361	$2,218	$87,602,294
Other Financial Instruments:†
Futures Contracts	$206,339	$—	$—	$206,339
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.2%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 750,000	$ 581,475
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,599,517
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	126,635
5.00%, 08/15/2027*	100,000	92,331
Stagwell Global LLC
5.63%, 08/15/2029*	775,000	673,785
		4,073,743
Aerospace/Defense — 1.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,947,062
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,730,869
3.95%, 08/01/2059	2,670,000	1,965,017
5.81%, 05/01/2050	2,570,000	2,556,240
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,141,893
TransDigm UK Holdings PLC
6.88%, 05/15/2026	675,000	679,164
TransDigm, Inc.
5.50%, 11/15/2027	150,000	143,952
6.25%, 03/15/2026*	300,000	301,418
6.75%, 08/15/2028*	100,000	101,554
7.50%, 03/15/2027	275,000	276,373
		15,843,542
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,996,049
4.54%, 08/15/2047	5,625,000	4,199,990
		8,196,039
Auto Manufacturers — 1.5%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,744,957
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	371,464
4.00%, 11/13/2030	750,000	643,099
4.06%, 11/01/2024	200,000	194,325
4.13%, 08/17/2027	575,000	527,596
5.11%, 05/03/2029	200,000	186,354
5.13%, 06/16/2025	475,000	462,384
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,518,736
5.20%, 04/01/2045	3,750,000	3,173,173
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,262,226
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,683,328
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,383,160
		20,150,802
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	$ 450,000	$ 432,377
7.00%, 04/15/2028*	50,000	51,272
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	150,000	150,581
8.50%, 05/15/2027*	975,000	980,700
Dana, Inc.
5.38%, 11/15/2027	200,000	187,975
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	600,000	444,498
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	225,000	207,759
6.38%, 05/15/2029*(1)	525,000	470,641
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	475,000	357,437
ZF North America Capital, Inc.
7.13%, 04/14/2030*	150,000	154,829
		3,438,069
Banks — 17.7%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,594,989
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,969,503
2.69%, 04/22/2032	5,600,000	4,679,514
2.88%, 10/22/2030	4,000,000	3,483,025
2.97%, 02/04/2033	3,600,000	3,039,071
3.71%, 04/24/2028	2,975,000	2,820,814
3.82%, 01/20/2028	3,170,000	3,026,183
3.95%, 04/21/2025	1,000,000	976,908
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,746,418
4.18%, 11/25/2027	2,760,000	2,662,122
4.38%, 04/27/2028	6,360,000	6,173,991
4.57%, 04/27/2033	3,150,000	3,004,512
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,174,457
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,669,639
2.98%, 11/05/2030	1,390,000	1,220,066
3.06%, 01/25/2033	3,010,000	2,566,234
3.35%, 04/24/2025	2,085,000	2,036,169
3.40%, 05/01/2026	3,340,000	3,217,889
3.52%, 10/27/2028	6,250,000	5,866,971
4.13%, 07/25/2028	1,340,000	1,278,131
4.30%, 11/20/2026	3,100,000	3,031,262
4.91%, 05/24/2033	3,880,000	3,790,487
5.50%, 09/13/2025	2,500,000	2,508,167
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,027,768
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,660,794
4.30%, 01/16/2024	3,485,000	3,432,033
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,596,195
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,084,537
2.62%, 04/22/2032	5,700,000	4,756,943
3.10%, 02/24/2033	4,225,000	3,635,473
3.81%, 04/23/2029	3,800,000	3,577,647
4.22%, 05/01/2029	3,125,000	3,002,280
4.39%, 06/15/2027	9,825,000	9,654,062
5.15%, 05/22/2045	3,000,000	2,833,013

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Huntington National Bank
4.55%, 05/17/2028	$ 3,150,000	$ 3,011,007
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,787,868
2.95%, 02/24/2028	2,310,000	2,149,134
2.96%, 01/25/2033	3,500,000	2,993,087
3.38%, 05/01/2023	1,510,000	1,510,000
3.88%, 09/10/2024	10,500,000	10,319,910
4.32%, 04/26/2028	6,500,000	6,377,525
4.57%, 06/14/2030	8,570,000	8,367,434
8.00%, 04/29/2027	460,000	518,299
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,701,048
1.93%, 04/28/2032	5,000,000	3,977,494
2.94%, 01/21/2033	4,985,000	4,229,365
3.77%, 01/24/2029	2,000,000	1,895,342
3.95%, 04/23/2027	8,250,000	7,927,687
4.10%, 05/22/2023	4,000,000	3,995,697
4.21%, 04/20/2028	6,500,000	6,301,572
4.46%, 04/22/2039	3,125,000	2,869,021
5.00%, 11/24/2025	2,000,000	2,003,328
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,009,079
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,349,718
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,056,351
Truist Bank
3.80%, 10/30/2026	3,000,000	2,795,434
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,668,276
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,018,942
3.53%, 03/24/2028	5,600,000	5,291,660
3.91%, 04/25/2026	6,110,000	5,957,970
4.30%, 07/22/2027	4,800,000	4,696,421
4.90%, 11/17/2045	2,330,000	2,096,865
		238,672,801
Beverages — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,946,998
4.90%, 02/01/2046	3,270,000	3,240,417
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,798,948
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,249,823
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,345,620
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,013,151
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,310,373
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	305,009
4.35%, 05/09/2027	3,150,000	3,124,487
4.65%, 11/15/2028	5,335,000	5,350,850
5.25%, 11/15/2048	2,250,000	2,186,098
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	$ 2,000,000	$ 1,987,846
4.99%, 05/25/2038	1,340,000	1,287,252
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,250,717
		47,397,589
Biotechnology — 1.2%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,681,268
5.25%, 03/02/2033	3,680,000	3,786,345
5.65%, 03/02/2053	3,630,000	3,760,498
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	450,000	360,868
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	968,041
2.80%, 09/15/2050	3,920,000	2,587,636
		16,144,656
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	189,500
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,671,653
2.72%, 02/15/2030	1,265,000	1,107,607
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	356,954
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,984,241
3.00%, 11/15/2023	3,365,000	3,316,308
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	147,000
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	764,955
		11,538,218
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	302,663
Diamond BC BV
4.63%, 10/01/2029*	600,000	589,532
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	352,949
Herens Holdco SARL
4.75%, 05/15/2028*	600,000	497,487
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,639,201
1.83%, 10/15/2027*	635,000	540,941
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	542,421
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	250,000	151,875
WR Grace Holdings LLC
5.63%, 08/15/2029*	350,000	301,905
7.38%, 03/01/2031*	50,000	50,077
		6,969,051

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	$ 700,000	$ 548,787
9.75%, 07/15/2027*	500,000	465,117
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	2,985,004
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,074,037
4.00%, 05/01/2032	3,375,000	3,283,820
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,680,588
3.25%, 06/01/2026	3,425,000	3,277,186
3.95%, 06/15/2023	1,315,000	1,311,050
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	673,435
5.63%, 03/15/2042*	4,090,000	4,214,122
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	493,500
7.75%, 02/15/2028*	150,000	150,750
9.50%, 11/01/2027*	472,000	452,313
Global Payments, Inc.
4.45%, 06/01/2028	870,000	835,691
4.80%, 04/01/2026	695,000	687,197
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,076,822
2.65%, 07/15/2031	2,825,000	2,233,662
MPH Acquisition Holdings LLC
5.50%, 09/01/2028*	125,000	95,556
5.75%, 11/01/2028*	150,000	94,835
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,356,350
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	244,837
4.13%, 03/15/2029	160,000	154,737
5.50%, 06/15/2045	3,560,000	3,489,706
ZipRecruiter, Inc.
5.00%, 01/15/2030*	125,000	109,171
		37,988,273
Computers — 2.2%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	12,164,233
2.80%, 02/08/2061	8,615,000	5,848,453
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,463,771
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,087,031
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	825,753
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,540,046
3.63%, 05/15/2025	1,475,000	1,432,269
McAfee Corp.
7.38%, 02/15/2030*	900,000	747,089
NCR Corp.
5.00%, 10/01/2028*	25,000	21,804
5.13%, 04/15/2029*	225,000	194,625
5.75%, 09/01/2027*	150,000	147,195
6.13%, 09/01/2029*	425,000	416,562
Security Description	Shares or Principal Amount	Value

Computers (continued)
Seagate HDD Cayman
9.63%, 12/01/2032*	$ 331,500	$ 363,516
		30,252,347
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	300,000	258,545
4.00%, 01/15/2028*	50,000	45,775
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	688,125
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	50,000	51,750
7.75%, 03/15/2031*	50,000	53,125
		1,097,320
Diversified Finan Serv — 0.0%
Navient Corp.
5.00%, 03/15/2027	50,000	45,020
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.40%, 10/29/2033	2,500,000	2,008,807
4.63%, 10/15/2027	3,150,000	3,037,795
4.88%, 01/16/2024	715,000	709,143
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,641,808
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,458,125
American Express Co.
4.05%, 05/03/2029	4,725,000	4,626,841
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,613,470
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,919,538
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,563,213
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,436,649
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,538,258
4.85%, 01/15/2027	3,475,000	3,414,092
6.50%, 01/20/2043	1,170,000	1,217,934
Navient Corp.
5.50%, 03/15/2029	325,000	279,809
6.75%, 06/25/2025 to 06/15/2026	275,000	268,991
NFP Corp.
6.88%, 08/15/2028*	1,000,000	872,377
7.50%, 10/01/2030*	100,000	98,015
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,052,774
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	225,000	200,270
3.88%, 03/01/2031*	550,000	444,182
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	300,000	285,808
5.75%, 06/15/2027*	525,000	478,350
		35,166,249

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 6.1%
AEP Texas, Inc.
4.70%, 05/15/2032	$ 3,275,000	$ 3,223,363
Ameren Corp.
1.95%, 03/15/2027	1,090,000	985,458
3.65%, 02/15/2026	1,480,000	1,433,632
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,355,946
3.20%, 11/13/2027	3,125,000	2,956,815
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,018,692
Calpine Corp.
5.00%, 02/01/2031*	425,000	358,051
5.13%, 03/15/2028*	250,000	230,927
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,183,702
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,234,272
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	494,992
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,792,380
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,495,433
Electricite de France SA
5.63%, 01/22/2024*(2)	5,000,000	4,825,931
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,186,772
4.75%, 06/15/2046	1,880,000	1,562,245
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,970,210
4.88%, 06/14/2029*	980,000	967,653
Entergy Louisiana LLC
5.59%, 10/01/2024	125,000	126,107
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,171,284
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,471,028
4.10%, 03/15/2052	7,980,000	6,629,436
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,039,483
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,498,673
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,311,173
4.63%, 07/15/2027	2,010,000	2,011,813
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	341,268
6.63%, 01/15/2027	175,000	175,494
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	822,667
Sempra Energy
3.70%, 04/01/2029	6,100,000	5,754,843
6.00%, 10/15/2039	1,170,000	1,235,244
TransAlta Corp.
7.75%, 11/15/2029	100,000	105,008
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,206,157
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vistra Operations Co. LLC
5.63%, 02/15/2027*	$ 400,000	$ 390,119
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,104,245
		81,670,516
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	524,652
4.75%, 06/15/2028*	50,000	44,965
6.50%, 12/31/2027*	75,000	73,161
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	307,941
		950,719
Electronics — 3.1%
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,158,350
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,566,383
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,789,877
Coherent Corp.
5.00%, 12/15/2029*	500,000	450,065
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,908,307
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,636,453
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,754,139
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,273,138
4.55%, 10/30/2024	4,175,000	4,140,191
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	196,398
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	342,748
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,125,958
		41,342,007
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	475,000	404,936
TerraForm Power Operating LLC
5.00%, 01/31/2028*	300,000	287,250
		692,186
Entertainment — 0.6%
Affinity Interactive
6.88%, 12/15/2027*	450,000	404,769
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	475,000	416,715
6.25%, 07/01/2025*	150,000	150,183
7.00%, 02/15/2030*	50,000	50,446
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	375,000	378,088
CCM Merger, Inc.
6.38%, 05/01/2026*	100,000	97,750
Churchill Downs, Inc.
6.75%, 05/01/2031*	225,000	226,474

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	$ 275,000	$ 246,125
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	550,000	492,250
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	358,043
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	250,000	233,750
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	450,000	399,254
Scientific Games International, Inc.
7.25%, 11/15/2029*	200,000	200,000
8.63%, 07/01/2025*	200,000	204,500
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	450,000	405,014
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	250,000	244,931
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	4,595,000	3,800,526
		8,308,818
Environmental Control — 0.0%
Madison IAQ LLC
5.88%, 06/30/2029*	750,000	587,108
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	525,000	465,148
5.88%, 02/15/2028*	50,000	49,497
6.50%, 02/15/2028*	150,000	151,875
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,533,153
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,390,638
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,076,313
4.45%, 02/01/2047	1,325,000	1,176,729
6.90%, 04/15/2038	940,000	1,075,923
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	341,383
Post Holdings, Inc.
5.50%, 12/15/2029*	275,000	261,564
5.75%, 03/01/2027*	107,000	106,359
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,445,847
3.00%, 10/15/2030*	4,220,000	3,362,711
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,511,619
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,455,110
US Foods, Inc.
4.75%, 02/15/2029*	350,000	325,564
		26,729,433
Security Description	Shares or Principal Amount	Value

Food Service — 0.0%
Aramark Services, Inc.
6.38%, 05/01/2025*	$ 150,000	$ 150,000
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	436,974
5.88%, 08/20/2026	100,000	96,435
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,089,690
5.50%, 01/15/2026	2,025,000	2,035,447
NiSource, Inc.
4.38%, 05/15/2047	935,000	821,852
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,883,830
		7,364,228
Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,566,603
3.75%, 11/30/2026	10,058,000	10,025,241
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,252,384
3.00%, 09/23/2029*	2,245,000	2,034,095
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	280,613
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,652,759
2.80%, 12/10/2051	3,475,000	2,423,624
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,502,749
3.40%, 11/15/2049	4,180,000	3,310,531
Embecta Corp.
5.00%, 02/15/2030*	150,000	129,385
6.75%, 02/15/2030*	300,000	271,804
Medline Borrower LP
5.25%, 10/01/2029*	1,100,000	951,459
PerkinElmer, Inc.
1.90%, 09/15/2028	2,675,000	2,300,670
3.30%, 09/15/2029	2,525,000	2,288,054
		34,989,971
Healthcare-Services — 1.9%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	276,250
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030*	100,000	84,790
Centene Corp.
3.38%, 02/15/2030	175,000	154,449
4.63%, 12/15/2029	200,000	188,500
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030*	200,000	142,344
6.88%, 04/15/2029*	375,000	277,477
8.00%, 03/15/2026*	300,000	297,283
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,830,764
4.55%, 05/15/2052	3,155,000	2,862,776
5.85%, 01/15/2036	760,000	806,359
Global Medical Response, Inc.
6.50%, 10/01/2025*	275,000	169,125
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	424,745

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
LifePoint Health, Inc.
5.38%, 01/15/2029*	$ 750,000	$ 470,142
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	100,000	91,333
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	160,554
4.63%, 07/15/2024	50,000	49,570
5.13%, 11/01/2027	325,000	315,340
6.13%, 10/01/2028	450,000	436,594
6.25%, 02/01/2027	125,000	124,380
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,327,802
3.75%, 07/15/2025	3,165,000	3,120,726
3.88%, 08/15/2059	3,000,000	2,431,914
4.75%, 05/15/2052	3,100,000	3,013,235
		25,056,452
Insurance — 1.8%
AmWINS Group, Inc.
4.88%, 06/30/2029*	400,000	362,967
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	654,426	584,075
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	584,373
7.00%, 08/15/2025*	275,000	272,250
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	737,398
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,415,603
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,023,500
7.00%, 05/01/2026*	625,000	622,218
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	175,000	177,077
10.50%, 12/15/2030*	225,000	228,375
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,442,138
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,283,111
MBIA, Inc.
6.63%, 10/01/2028	250,000	213,075
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,169,488
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,867,432
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	492,566
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,982,338
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	971,519
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	894,971
6.63%, 12/01/2037	2,130,000	2,423,719
Ryan Specialty Group LLC
4.38%, 02/01/2030*	175,000	156,844
USF&G Capital III
8.31%, 07/01/2046*	250,000	281,456
Security Description	Shares or Principal Amount	Value

Insurance (continued)
USI, Inc.
6.88%, 05/01/2025*	$ 725,000	$ 717,650
		23,904,143
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,723,129
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,591,148
3.30%, 04/13/2027	3,365,000	3,270,935
3.60%, 04/13/2032	6,450,000	6,132,721
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,921,402
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	329,812
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	507,375
Millennium Escrow Corp.
6.63%, 08/01/2026*	325,000	219,823
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,069,017
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,039,068
		28,804,430
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	175,000	153,676
6.75%, 04/15/2030*	150,000	145,798
		299,474
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	241,271
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	213,353
5.38%, 05/01/2025*	75,000	74,770
5.75%, 05/01/2028*	75,000	74,818
Station Casinos LLC
4.50%, 02/15/2028*	450,000	413,743
		1,017,955
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,487,655
Machinery-Diversified — 0.6%
CNH Industrial Capital LLC
1.95%, 07/02/2023	770,000	765,709
4.20%, 01/15/2024	2,155,000	2,130,620
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,559,733
SPX FLOW, Inc.
8.75%, 04/01/2030*	500,000	418,796
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	250,000	223,628
		8,098,486
Media — 5.0%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	45,313
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	350,000	266,609

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.75%, 03/01/2030*	$ 475,000	$ 408,688
5.00%, 02/01/2028*	400,000	369,837
5.38%, 06/01/2029*	450,000	412,703
5.50%, 05/01/2026*	350,000	343,594
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,420,763
3.90%, 06/01/2052	3,400,000	2,215,008
4.91%, 07/23/2025	2,750,000	2,724,257
6.48%, 10/23/2045	2,365,000	2,191,271
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,180,005
3.30%, 02/01/2027	4,690,000	4,529,345
4.00%, 11/01/2049	3,554,000	2,995,620
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,983,022
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	269,131
5.00%, 11/15/2031*	775,000	371,969
5.50%, 04/15/2027*	250,000	213,752
5.75%, 01/15/2030*	250,000	127,586
6.50%, 02/01/2029*	400,000	333,973
7.50%, 04/01/2028*	200,000	124,957
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	175,000	128,188
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*†(3)(4)	325,000	21,938
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	200,000	175,514
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	838,647
DISH DBS Corp.
5.13%, 06/01/2029	1,025,000	472,714
DISH Network Corp.
11.75%, 11/15/2027*	125,000	118,081
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	112,179
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	169,910
7.00%, 05/15/2027*	325,000	263,156
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	742,127
6.63%, 03/18/2025	4,673,000	4,766,039
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	85,783
8.38%, 05/01/2027	748,710	494,064
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,177,987
Nexstar Media, Inc.
5.63%, 07/15/2027*	625,000	586,987
Paramount Global
4.90%, 08/15/2044	2,550,000	1,939,025
4.95%, 05/19/2050	940,000	711,037
Scripps Escrow II, Inc.
5.38%, 01/15/2031*	125,000	86,875
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	161,354
Security Description	Shares or Principal Amount	Value

Media (continued)
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	$ 50,000	$ 42,922
5.50%, 03/01/2030*	525,000	405,562
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	358,944
4.13%, 07/01/2030*	250,000	200,524
5.50%, 07/01/2029*	300,000	267,219
TEGNA, Inc.
4.63%, 03/15/2028	350,000	311,605
5.00%, 09/15/2029	275,000	240,784
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	507,650
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	761,653
5.50%, 09/01/2041	3,910,000	3,338,853
6.75%, 06/15/2039	690,000	670,851
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,025,262
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	287,858
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	539,337
Urban One, Inc.
7.38%, 02/01/2028*	400,000	363,256
Virgin Media Finance PLC
5.00%, 07/15/2030*	475,000	400,272
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	171,271
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,768,863
Ziggo Bond Co. BV
5.13%, 02/28/2030*	225,000	182,824
6.00%, 01/15/2027*	525,000	498,077
		67,922,595
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	450,209
5.25%, 10/01/2054	3,815,000	3,435,332
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	3,286,481
4.55%, 04/15/2026	3,083,000	3,057,550
		10,229,572
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	329,880
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,316,280
2.85%, 04/27/2031*	2,790,000	2,356,438
		6,002,598
Miscellaneous Manufacturing — 0.9%
Gates Global LLC/Gates Global Corp.
6.25%, 01/15/2026*	675,000	668,250
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,261,155
Textron Financial Corp. FRS
6.60%, (3 ML+1.74%), 02/15/2067*	2,400,000	1,734,000
Textron, Inc.
3.88%, 03/01/2025	905,000	884,416

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing (continued)
3.90%, 09/17/2029	$ 1,215,000	$ 1,148,618
4.30%, 03/01/2024	1,945,000	1,929,122
		11,625,561
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	440,822
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,371,525
Oil & Gas — 3.5%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	234,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	100,000	96,767
8.25%, 12/31/2028*	275,000	266,374
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,246,841
2.94%, 06/04/2051	5,325,000	3,738,184
3.12%, 05/04/2026	2,810,000	2,728,274
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	120,768
7.50%, 06/15/2030*	75,000	71,063
8.25%, 07/15/2025	225,000	223,875
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,746,130
4.40%, 04/15/2029	2,460,000	2,317,311
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,543,226
Chord Energy Corp.
6.38%, 06/01/2026*	100,000	99,483
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,712,502
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	362,151
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,266,882
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	296,157
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,104,113
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,813,133
4.50%, 04/01/2048	1,725,000	1,403,563
6.50%, 03/01/2041	730,000	771,162
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	235,644
7.50%, 01/15/2028*	100,000	90,998
Occidental Petroleum Corp.
5.88%, 09/01/2025	425,000	429,516
6.63%, 09/01/2030	325,000	346,937
Permian Resources Operating LLC
6.88%, 04/01/2027*	500,000	495,000
Precision Drilling Corp.
6.88%, 01/15/2029*	150,000	137,625
7.13%, 01/15/2026*	200,000	194,251
Range Resources Corp.
4.88%, 05/15/2025	200,000	197,298
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Rockcliff Energy II LLC
5.50%, 10/15/2029*	$ 150,000	$ 135,648
SM Energy Co.
6.75%, 09/15/2026	325,000	320,125
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	186,128
8.38%, 09/15/2028	150,000	157,054
Tap Rock Resources LLC
7.00%, 10/01/2026*	225,000	216,182
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	25,000	25,481
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,084,738
4.00%, 04/01/2029	1,535,000	1,486,140
4.90%, 03/15/2045	1,000,000	906,954
7.50%, 04/15/2032	1,540,000	1,773,221
		46,581,125
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/2027*	650,000	638,665
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	705,563
		1,344,228
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	618,637	506,983
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	200,000	162,913
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	950,000	812,439
Ball Corp.
6.88%, 03/15/2028	175,000	181,972
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	950,000	874,298
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	288,714
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	225,000	228,223
9.25%, 04/15/2027*	275,000	260,975
OI European Group BV
4.75%, 02/15/2030*	250,000	229,525
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	444,550
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	101,470
Trident TPI Holdings, Inc.
6.63%, 11/01/2025*	550,000	550,000
Trivium Packaging Finance BV
8.50%, 08/15/2027*	675,000	651,664
		5,293,726

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 5.1%
AbbVie, Inc.
2.95%, 11/21/2026	$ 5,950,000	$ 5,648,124
3.20%, 11/21/2029	6,575,000	6,075,809
3.80%, 03/15/2025	890,000	874,940
AdaptHealth LLC
5.13%, 03/01/2030*	450,000	372,375
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	3,154,025
3.13%, 06/12/2027	3,085,000	2,965,399
3.38%, 11/16/2025	6,065,000	5,928,379
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	223,250
6.25%, 02/15/2029*	925,000	423,928
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	892,243
4.88%, 06/25/2048*	1,000,000	901,431
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	702,649
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,930,735
3.73%, 12/15/2024	1,625,000	1,592,907
4.69%, 12/15/2044	3,088,000	2,888,128
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	307,343
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,979,381
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,992,420
4.78%, 03/25/2038	3,130,000	2,988,832
5.05%, 03/25/2048	2,740,000	2,557,860
5.13%, 07/20/2045	1,265,000	1,196,806
CVS Pass-Through Trust
5.30%, 01/11/2027*	181,358	179,972
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,706,259
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 06/15/2029*	1,861	966
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,687,526
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	245,037
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,411,441
		68,828,165
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	327,734
5.75%, 03/01/2027*	300,000	290,195
7.88%, 05/15/2026*	325,000	333,701
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,681,636
3.60%, 09/01/2032	2,970,000	2,592,567
4.80%, 05/03/2029	980,000	969,683
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	111,803
4.50%, 10/01/2029	400,000	376,335
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
CNX Midstream Partners LP
4.75%, 04/15/2030*	$ 475,000	$ 397,688
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,046,251
5.80%, 06/01/2045	1,260,000	1,290,487
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029*	475,000	483,312
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	391,282
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,092,066
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,223,905
5.15%, 03/15/2045	3,513,000	3,062,117
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,257,962
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	706,881
6.50%, 07/15/2048	400,000	302,866
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	237,478
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	350,000	326,301
MPLX LP
4.00%, 03/15/2028	850,000	821,227
4.50%, 04/15/2038	3,150,000	2,827,925
5.20%, 03/01/2047 to 12/01/2047	5,490,000	4,942,416
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,548,315
5.20%, 07/15/2048	2,825,000	2,472,899
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,566,561
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	488,910
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,236,542
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	400,000	347,848
Western Midstream Operating LP
4.30%, 02/01/2030	100,000	91,281
4.65%, 07/01/2026	325,000	315,965
5.30%, 03/01/2048	300,000	253,171
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,090,388
		46,505,698
REITS — 3.0%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,319,103
3.95%, 01/15/2028	2,110,000	2,009,690
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,394,843
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,613,155
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,369,357

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Crown Castle, Inc.
2.50%, 07/15/2031	$ 1,775,000	$ 1,489,366
3.25%, 01/15/2051	3,185,000	2,188,145
3.80%, 02/15/2028	3,560,000	3,409,565
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,487,536
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,712,116
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,149,899
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,527,248
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,281,185
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,045,224
Welltower OP LLC
2.80%, 06/01/2031	5,300,000	4,448,766
4.00%, 06/01/2025	2,600,000	2,534,440
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,615,213
4.60%, 04/01/2024	1,890,000	1,861,926
		40,456,777
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	982,104
Academy, Ltd.
6.00%, 11/15/2027*	250,000	245,549
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,606,769
3.90%, 04/15/2030	2,450,000	2,247,536
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	111,251
5.00%, 02/15/2032*	275,000	236,949
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,165,637
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	539,267
Gap, Inc.
3.63%, 10/01/2029*	300,000	212,416
3.88%, 10/01/2031*	250,000	174,646
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	507,438
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,990,926
3.25%, 04/15/2032	3,075,000	2,838,062
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	196,760
SRS Distribution, Inc.
6.00%, 12/01/2029*	250,000	203,625
6.13%, 07/01/2029*	550,000	453,712
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	153,239
5.88%, 03/01/2027	350,000	341,181
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,647,826
Security Description	Shares or Principal Amount	Value

Retail (continued)
White Cap Buyer LLC
6.88%, 10/15/2028*	$ 375,000	$ 325,186
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	206,296
		25,386,375
Semiconductors — 2.1%
ams-OSRAM AG
7.00%, 07/31/2025*	200,000	186,800
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,663,111
3.42%, 04/15/2033*	3,000,000	2,524,922
3.75%, 02/15/2051*	960,000	707,075
Entegris Escrow Corp.
5.95%, 06/15/2030*	325,000	308,894
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,254,904
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,208,650
4.00%, 03/15/2029	3,790,000	3,736,327
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,542,814
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,177,608
3.25%, 05/20/2027	6,589,000	6,382,923
		28,694,028
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,330,250
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,187,046
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	875,000	718,671
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	325,000	316,819
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	275,000	272,288
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	425,000	382,751
Cloud Software Group, Inc.
6.50%, 03/31/2029*	375,000	337,732
9.00%, 09/30/2029*	200,000	171,860
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	550,000	481,250
Elastic NV
4.13%, 07/15/2029*	500,000	432,600
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	225,000	189,000
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	6,144,842
Open Text Corp.
3.88%, 02/15/2028*	225,000	199,375
6.90%, 12/01/2027*	125,000	129,107
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	21,347
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,057,351
3.95%, 03/25/2051	3,000,000	2,265,030

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.15%, 11/09/2029	$ 2,130,000	$ 2,260,067
6.25%, 11/09/2032	2,850,000	3,076,985
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	750,000	177,975
ROBLOX Corp.
3.88%, 05/01/2030*	300,000	253,260
Rocket Software, Inc.
6.50%, 02/15/2029*	800,000	664,048
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,110,918
3.80%, 12/15/2026	1,225,000	1,192,266
3.85%, 12/15/2025	3,510,000	3,427,934
4.20%, 09/15/2028	955,000	949,036
Salesforce, Inc.
1.50%, 07/15/2028	172,000	151,952
1.95%, 07/15/2031	9,500,000	7,978,997
SS&C Technologies, Inc.
5.50%, 09/30/2027*	375,000	362,969
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,665,587
		42,579,063
Telecommunications — 4.5%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,155,037
2.25%, 02/01/2032	2,300,000	1,879,142
2.55%, 12/01/2033	6,999,000	5,634,671
3.30%, 02/01/2052	6,265,000	4,475,802
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,700,214
3.80%, 12/01/2057	4,261,000	3,129,939
3.85%, 06/01/2060	2,125,000	1,569,259
5.15%, 03/15/2042	1,500,000	1,435,294
5.30%, 08/15/2058	1,875,000	1,764,649
6.38%, 03/01/2041	3,500,000	3,791,715
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,042,273
GoTo Group, Inc.
5.50%, 09/01/2027*	525,000	295,580
Rogers Communications, Inc.
4.55%, 03/15/2052*	2,500,000	2,049,928
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,235,000	2,674,877
3.40%, 10/15/2052	8,000,000	5,788,320
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,039,461
3.40%, 03/22/2041	6,165,000	4,852,463
4.13%, 08/15/2046	5,545,000	4,729,996
4.50%, 08/10/2033	3,000,000	2,898,344
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	186,506
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,457,030
		60,550,500
Transportation — 2.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,374,407
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,171,166
4.70%, 05/01/2048	2,710,000	2,522,351
7.13%, 10/15/2031	2,950,000	3,380,618
Security Description	Shares or Principal Amount	Value

Transportation (continued)
FedEx Corp.
3.10%, 08/05/2029	$ 1,220,000	$ 1,125,400
4.05%, 02/15/2048	1,320,000	1,075,430
Kansas City Southern
3.00%, 05/15/2023	1,935,000	1,933,278
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,796,534
3.88%, 12/01/2023	3,300,000	3,271,085
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,429,892
2.97%, 09/16/2062	3,025,000	2,004,992
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,517,588
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	400,000	387,874
		32,990,615
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	360,000
Total Corporate Bonds & Notes (cost $1,383,620,282)		1,269,920,523
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.5%
U.S. Government — 1.5%
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,837,891
4.13%, 11/15/2032	10,000,000	10,554,687
Total U.S. Government & Agency Obligations (cost $20,301,095)		20,392,578
COMMON STOCKS — 0.0%
Oil & Gas — 0.0%
Ultra Resources, Inc. CVR†(5)	364	0
Oil & Gas Services — 0.0%
SESI LLC†(5)(6)	4,776	327,156
Pharmaceuticals — 0.0%
Mallinckrodt PLC†	5,431	31,717
Telecommunications — 0.0%
Intelsat Jackson Holdings SA CVR†(5)	1,293	6,465
Total Common Stocks (cost $238,986)		365,338
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	13,812
Lehman Brothers Holdings, Inc. Class D 5.67%†(2)(5)	30,000	300
Intelsat Jackson Holdings SA 5.50%, 08/01/2023†(5)	550,000	0

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS (continued)
Intelsat Jackson Holdings SA 8.50%, 10/15/2024†(5)	550,000	$ 0
Intelsat Jackson Holdings SA 9.75%, 07/15/2025†(5)	200,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		14,112
TOTAL INVESTMENTS (cost $1,405,372,003)	95.7%	1,290,692,551
Other assets less liabilities	4.3	57,661,481
NET ASSETS	100.0%	$1,348,354,032
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $174,720,164 representing 13.0% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Security in default of interest.
(4)	Company has filed for bankruptcy protection.
(5)	Securities classified as Level 3 (see Note 1).
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	4,776	$138,504	$327,156	$68.50	0.0%
3 ML—3 Month USD LIBOR
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
80	Short	U.S. Treasury Long Bonds	June 2023	$10,035,562	$10,532,500	$(496,938)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,269,920,523	$—	$1,269,920,523
U.S. Government & Agency Obligations	—	20,392,578	—	20,392,578
Common Stocks:
Pharmaceuticals	31,717	—	—	31,717
Other Industries	—	—	333,621	333,621
Escrows and Litigation Trusts	—	13,812	300	14,112
Total Investments at Value	$31,717	$1,290,326,913	$333,921	$1,290,692,551
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$496,938	$—	$—	$496,938
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Canada — 11.4%
Alimentation Couche-Tard, Inc.	85,285	$ 4,256,539
Canadian National Railway Co.	36,026	4,294,349
Canadian Pacific Kansas City, Ltd.	55,488	4,374,003
Constellation Software, Inc.	2,587	5,063,482
GFL Environmental, Inc.	92,930	3,375,344
Thomson Reuters Corp.	33,976	4,467,775
Waste Connections, Inc.	28,942	4,025,840
		29,857,332
Denmark — 4.5%
DSV A/S	23,989	4,511,870
Novo Nordisk A/S, Class B	43,917	7,326,147
		11,838,017
France — 17.5%
Air Liquide SA	27,717	4,988,038
Capgemini SE	21,137	3,858,143
Dassault Systemes SE	103,722	4,213,942
Hermes International	2,424	5,259,934
L'Oreal SA	12,423	5,929,106
LVMH Moet Hennessy Louis Vuitton SE	8,266	7,943,087
Pernod Ricard SA	20,817	4,808,738
Safran SA	24,806	3,859,699
Schneider Electric SE	28,749	5,022,714
		45,883,401
Germany — 1.6%
Infineon Technologies AG	118,981	4,320,061
India — 6.3%
HCL Technologies, Ltd.	294,229	3,838,451
HDFC Bank, Ltd.	205,080	4,242,403
ICICI Bank, Ltd.	413,696	4,661,994
ITC, Ltd.	739,207	3,855,062
		16,597,910
Indonesia — 1.7%
Bank Central Asia Tbk PT	7,213,816	4,458,777
Ireland — 4.6%
CRH PLC	75,900	3,670,526
Kingspan Group PLC	58,477	4,055,152
Linde PLC	11,441	4,226,877
		11,952,555
Israel — 1.5%
NICE, Ltd. ADR†	18,647	3,804,174
Japan — 6.4%
Hoya Corp.	40,471	4,263,150
Keyence Corp.	10,437	4,710,321
Shin-Etsu Chemical Co., Ltd.	130,482	3,734,613
Tokyo Electron, Ltd.	35,485	4,052,448
		16,760,532
Security Description	Shares or Principal Amount	Value

Netherlands — 9.1%
ASM International NV	12,105	$ 4,409,704
ASML Holding NV (XAMS)	10,288	6,550,535
Ferrari NV	17,362	4,837,362
NXP Semiconductors NV	20,762	3,399,570
Wolters Kluwer NV	36,059	4,778,626
		23,975,797
South Korea — 2.6%
LG Chem, Ltd.	6,457	3,600,746
Samsung SDI Co., Ltd.	6,412	3,334,940
		6,935,686
Sweden — 1.8%
Atlas Copco AB, Class A	331,639	4,801,565
Switzerland — 3.9%
Cie Financiere Richemont SA	34,762	5,744,175
Sika AG	16,528	4,544,911
		10,289,086
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	462,893	7,591,213
United Kingdom — 11.3%
Ashtead Group PLC	59,248	3,412,254
AstraZeneca PLC	45,387	6,678,601
Compass Group PLC	181,678	4,788,952
Diageo PLC	111,863	5,110,171
RELX PLC	144,759	4,815,286
Rentokil Initial PLC	600,339	4,774,390
		29,579,654
United States — 12.0%
Fiserv, Inc.†	27,100	3,309,452
Marsh & McLennan Cos., Inc.	23,662	4,263,656
Mastercard, Inc., Class A	10,506	3,992,595
MercadoLibre, Inc.†	3,364	4,297,476
Moody's Corp.	13,025	4,078,388
S&P Global, Inc.	11,111	4,028,626
SolarEdge Technologies, Inc.†	13,441	3,839,153
Thermo Fisher Scientific, Inc.	6,756	3,748,905
		31,558,251
TOTAL INVESTMENTS (cost $231,187,241)	99.1%	260,204,011
Other assets less liabilities	0.9	2,310,832
NET ASSETS	100.0%	$262,514,843
†	Non-income producing security
ADR—American Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Semiconductors	11.6%
Commercial Services	8.0
Chemicals	6.3
Software	6.2
Pharmaceuticals	5.4
Banks	5.1

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Transportation	5.1%
Apparel	5.0
Building Materials	4.7
Retail	3.8
Beverages	3.8
Machinery-Diversified	3.6
Media	3.5
Environmental Control	2.8
Telecommunications	2.7
Cosmetics/Personal Care	2.3
Electrical Components & Equipment	1.9
Auto Manufacturers	1.8
Food Service	1.8
Internet	1.6
Insurance	1.6
Electronics	1.6
Diversified Financial Services	1.5
Aerospace/Defense	1.5
Computers	1.5
Agriculture	1.5
Energy-Alternate Sources	1.5
Healthcare-Products	1.4
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$29,857,332	$—	$—	$29,857,332
Ireland	4,226,877	7,725,678	—	11,952,555
Israel	3,804,174	—	—	3,804,174
Netherlands	3,399,570	20,576,227	—	23,975,797
United States	31,558,251	—	—	31,558,251
Other Countries	—	159,055,902	—	159,055,902
Total Investments at Value	$72,846,204	$187,357,807	$—	$260,204,011
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Commercial Services — 0.7%
GEO Group, Inc.†	244,100	$ 1,838,073
Real Estate — 1.3%
CBRE Group, Inc., Class A†	42,100	3,227,386
WeWork, Inc., Class A†	634,900	267,610
		3,494,996
REITS — 97.1%
Alexandria Real Estate Equities, Inc.	74,800	9,288,664
CareTrust REIT, Inc.	183,500	3,576,415
Crown Castle, Inc.	29,300	3,606,537
CubeSmart	393,100	17,882,119
Digital Realty Trust, Inc.	29,500	2,924,925
EastGroup Properties, Inc.	39,600	6,595,776
Equinix, Inc.	37,600	27,225,408
Equity LifeStyle Properties, Inc.	154,092	10,616,939
Essex Property Trust, Inc.	51,713	11,362,898
Four Corners Property Trust, Inc.	289,300	7,380,043
Host Hotels & Resorts, Inc.	48,100	777,777
Invitation Homes, Inc.	308,800	10,304,656
Lamar Advertising Co., Class A	65,900	6,964,312
LXP Industrial Trust	292,300	2,747,620
Mid-America Apartment Communities, Inc.	93,200	14,334,160
Security Description	Shares or Principal Amount	Value

REITS (continued)
Outfront Media, Inc.	97,100	$ 1,617,686
Prologis, Inc.	296,660	37,156,665
Public Storage	28,200	8,314,206
Ryman Hospitality Properties, Inc.	93,700	8,401,142
SITE Centers Corp.	552,700	6,820,318
Spirit Realty Capital, Inc.	177,800	6,838,188
Terreno Realty Corp.	81,880	5,042,989
UDR, Inc.	197,100	8,146,143
Urban Edge Properties	422,700	6,201,009
Ventas, Inc.	305,045	14,657,412
VICI Properties, Inc.	160,700	5,454,158
Welltower, Inc.	141,964	11,246,388
		255,484,553
Telecommunications — 0.1%
Cyxtera Technologies, Inc.†	444,481	144,545
TOTAL INVESTMENTS (cost $256,823,413)	99.2%	260,962,167
Other assets less liabilities	0.8	2,202,349
NET ASSETS	100.0%	$263,164,516
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$260,962,167	$—	$—	$260,962,167
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 38.1%
Aerospace/Defense — 0.7%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 962,324
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,961,943
Raytheon Technologies Corp.
5.40%, 05/01/2035	1,000,000	1,044,133
		3,968,400
Agriculture — 0.2%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	943,817
Auto Manufacturers — 0.7%
Cummins, Inc.
4.88%, 10/01/2043	605,000	584,848
General Motors Co.
6.25%, 10/02/2043	1,000,000	968,924
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,633,696
4.35%, 01/17/2027	1,000,000	967,711
		4,155,179
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,269,522
Banks — 4.5%
Bank of America Corp.
3.82%, 01/20/2028	2,000,000	1,909,264
4.44%, 01/20/2048	963,000	853,903
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	897,474
Barclays PLC
5.20%, 05/12/2026	1,000,000	976,120
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,907,658
4.65%, 07/30/2045	750,000	688,735
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,221,797
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,914,508
4.02%, 10/31/2038	1,000,000	863,642
6.75%, 10/01/2037	1,200,000	1,313,268
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	829,244
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,914,249
6.40%, 05/15/2038	999,000	1,130,108
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,059,742
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	985,545
PNC Bank NA
4.05%, 07/26/2028	1,000,000	951,053
State Street Corp.
3.55%, 08/18/2025	844,000	818,992
US Bancorp
3.15%, 04/27/2027	1,000,000	941,178
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,944,913
3.90%, 05/01/2045	1,311,000	1,068,017
		25,189,410
Security Description	Shares or Principal Amount	Value

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 1,000,000	$ 1,006,077
4.90%, 02/01/2046	1,000,000	990,953
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,620,582
		3,617,612
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,403,753
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,955,880
5.65%, 12/01/2041	1,000,000	1,072,511
		6,432,144
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	1,010,959
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,934,612
		2,945,571
Commercial Services — 0.5%
Moody's Corp.
4.88%, 02/15/2024	1,031,000	1,025,350
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,876,415
		2,901,765
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,021,591
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,876,635
4.25%, 05/15/2049	1,000,000	863,529
		4,761,755
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,644,213
1.95%, 04/23/2031	2,000,000	1,737,394
		3,381,607
Diversified Financial Services — 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,153,197
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,873,040
3.20%, 02/05/2025	500,000	476,964
CME Group, Inc.
3.00%, 03/15/2025	680,000	657,102
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,122,693
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,881,534
Visa, Inc.
4.30%, 12/14/2045	539,000	523,141
		7,687,671
Electric — 1.5%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	821,272

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	$ 859,000	$ 750,970
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	212,052
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	1,023,495
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,876,501
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	917,147
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	716,045
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,858,636
		8,176,118
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	560,701
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,520,730
		2,081,431
Gas — 0.3%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	935,147
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	961,543
		1,896,690
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	976,257
Medtronic, Inc.
4.63%, 03/15/2045	701,000	708,551
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,674,080
		3,358,888
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,719,636
5.50%, 10/15/2032	1,500,000	1,584,302
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,005,347
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,967,224
3.88%, 12/15/2028	2,500,000	2,452,653
		8,729,162
Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	500,000	484,900
Allstate Corp.
5.75%, 08/15/2053	500,000	486,731
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,323,403
		2,295,034
Security Description	Shares or Principal Amount	Value

Internet — 1.2%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	$ 1,000,000	$ 798,076
4.50%, 11/28/2034	1,000,000	946,634
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,935,978
4.25%, 08/22/2057	1,000,000	908,176
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,051,813
		6,640,677
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,552,500
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,705,289
3.13%, 06/15/2026	1,000,000	951,637
		2,656,926
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	926,542
6.83%, 10/23/2055	1,000,000	948,922
Comcast Corp.
3.70%, 04/15/2024	3,000,000	2,963,121
3.90%, 03/01/2038	2,000,000	1,801,108
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	917,003
Paramount Global
4.20%, 06/01/2029	1,500,000	1,390,997
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	972,247
		9,919,940
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,877,317
Southern Copper Corp.
5.25%, 11/08/2042	810,000	790,984
		2,668,301
Miscellaneous Manufacturing — 0.7%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	975,526
General Electric Co.
5.88%, 01/14/2038	778,000	852,598
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,975,380
		3,803,504
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,097,704
Devon Energy Corp.
7.95%, 04/15/2032	200,000	235,041
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	250,533
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	210,918

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.
6.50%, 03/01/2041	$ 500,000	$ 528,193
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	929,745
6.38%, 12/15/2038	1,000,000	1,164,381
Valero Energy Corp.
7.50%, 04/15/2032	200,000	230,288
		6,646,803
Oil & Gas Services — 0.7%
Halliburton Co.
3.80%, 11/15/2025	834,000	818,627
7.45%, 09/15/2039	500,000	589,349
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,475,470
		3,883,446
Packaging & Containers — 0.3%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,817,483
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,772,232
Allergan Funding SCS
3.85%, 06/15/2024	250,000	242,767
4.55%, 03/15/2035	1,000,000	895,527
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	755,773
Cigna Corp.
4.38%, 10/15/2028	1,000,000	993,191
4.80%, 07/15/2046	800,000	739,197
CVS Health Corp.
5.13%, 07/20/2045	872,000	824,992
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,115,628
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	987,720
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	788,076
Pfizer, Inc.
4.20%, 09/15/2048	844,000	791,921
		10,907,024
Pipelines — 3.1%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,363,175
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,947,430
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	962,721
5.70%, 02/15/2042	1,000,000	1,022,917
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	336,890
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,405,138
MPLX LP
4.00%, 03/15/2028	1,125,000	1,086,919
4.95%, 09/01/2032	2,000,000	1,963,216
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,027,657
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	$ 1,500,000	$ 1,589,181
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	988,722
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,699,137
4.30%, 03/04/2024	1,000,000	991,742
		17,384,845
REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,258,291
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,168,167
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,890,483
		4,316,941
Retail — 3.1%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,701,174
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,139,790
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,960,909
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,899,584
3.50%, 09/15/2056	786,000	615,076
4.50%, 09/15/2032	2,000,000	2,028,405
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	570,920
4.80%, 04/01/2026	2,000,000	2,014,351
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,944,692
Target Corp.
6.50%, 10/15/2037	840,000	989,212
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,337,162
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,038,490
		17,239,765
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,694,573
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,982,782
		3,677,355
Software — 1.0%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	931,432
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	939,219
Oracle Corp.
2.40%, 09/15/2023	1,000,000	989,064
2.65%, 07/15/2026	3,000,000	2,817,348
		5,677,063
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	895,995
6.00%, 08/15/2040	864,000	898,129

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
6.38%, 03/01/2041	$ 710,000	$ 769,176
Cisco Systems, Inc.
2.20%, 09/20/2023	500,000	494,891
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,832,717
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,842,396
3.38%, 02/15/2025	2,500,000	2,445,905
3.70%, 03/22/2061	2,000,000	1,485,609
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	969,558
		11,634,376
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,837,269
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	654,546
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,943,439
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,383,689
		4,981,674
Total Corporate Bonds & Notes (cost $229,545,676)		211,037,668
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.4%
U.S. Government — 53.3%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	5,000,000	3,339,453
1.25%, 05/15/2050	5,000,000	2,914,648
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,790,703
1.63%, 11/15/2050	2,000,000	1,285,391
1.75%, 08/15/2041	2,000,000	1,454,766
1.88%, 02/15/2041 to 11/15/2051	6,000,000	4,233,750
2.00%, 11/15/2041 to 08/15/2051	6,000,000	4,342,344
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,973,263
2.38%, 02/15/2042 to 05/15/2051	4,000,000	3,152,032
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,315,966
2.75%, 08/15/2042 to 11/15/2047	7,300,000	6,160,043
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,913,220
3.00%, 11/15/2044 to 02/15/2049	10,462,000	9,145,504
3.13%, 02/15/2043 to 05/15/2048	4,779,000	4,288,257
3.38%, 05/15/2044	1,498,000	1,399,752
3.63%, 08/15/2043 to 02/15/2044	2,102,000	2,044,353
3.75%, 11/15/2043	1,685,000	1,672,692
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,299,023
4.50%, 05/15/2038	2,000,000	2,228,984
4.63%, 02/15/2040	2,015,000	2,278,131
4.75%, 02/15/2041	1,751,000	2,004,279
5.00%, 05/15/2037	2,000,000	2,342,812
5.38%, 02/15/2031	2,000,000	2,263,906
5.50%, 08/15/2028	2,000,000	2,185,234
United States Treasury Notes
0.13%, 02/15/2024	2,000,000	1,925,859
0.25%, 03/15/2024 to 10/31/2025	15,000,000	13,980,507
0.38%, 04/15/2024 to 09/30/2027	19,000,000	17,513,437
0.50%, 03/31/2025 to 10/31/2027	16,000,000	14,317,617
0.63%, 10/15/2024 to 08/15/2030	14,000,000	12,289,610
0.75%, 11/15/2024 to 01/31/2028	13,500,000	12,364,531
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
0.88%, 06/30/2026 to 11/15/2030	$ 7,500,000	$ 6,578,047
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,656,875
1.13%, 01/15/2025 to 02/15/2031	8,000,000	7,152,110
1.25%, 08/31/2024 to 08/15/2031	15,100,000	13,661,062
1.38%, 08/31/2026 to 11/15/2031	6,500,000	5,707,461
1.50%, 02/29/2024 to 02/15/2030	16,181,000	15,199,365
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,912,495
1.75%, 06/30/2024 to 11/15/2029	10,570,000	9,927,115
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,535,039
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,536,423
2.13%, 03/31/2024 to 05/15/2025	10,320,000	9,999,863
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,337,215
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,449,948
2.50%, 01/31/2024 to 01/31/2025	4,620,000	4,509,741
2.63%, 12/31/2023 to 02/15/2029	4,700,000	4,542,910
2.75%, 02/28/2025 to 02/15/2028	5,000,000	4,856,718
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,229,375
3.13%, 11/15/2028	3,000,000	2,938,359
		295,150,188
U.S. Government Agency — 4.1%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	983,466
Federal Home Loan Bank
0.13%, 06/02/2023	2,000,000	1,990,773
1.50%, 08/15/2024	1,500,000	1,441,207
2.88%, 09/13/2024	1,000,000	977,418
4.25%, 12/10/2027	2,000,000	2,048,040
5.50%, 07/15/2036	2,000,000	2,313,590
Federal Home Loan Mtg. Corp.
Zero Coupon, 12/14/2029	2,200,000	1,721,928
0.38%, 07/21/2025 to 09/23/2025	4,000,000	3,677,993
6.25%, 07/15/2032	1,000,000	1,190,613
Federal National Mtg. Assoc.
0.50%, 06/17/2025 to 11/07/2025	4,000,000	3,692,156
0.63%, 04/22/2025	2,000,000	1,865,906
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	1,020,694
		22,923,784
Total U.S. Government & Agency Obligations (cost $343,109,336)		318,073,972
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,112,834
iShares 20+ Year Treasury Bond ETF	14,200	1,511,732
iShares 7-10 Year Treasury Bond ETF	9,900	987,327
iShares 1-3 Year Treasury Bond ETF	44,300	3,640,574
iShares 10-20 Year Treasury Bond ETF	1,400	160,482
iShares 3-7 Year Treasury Bond ETF	33,000	3,899,940
Total Unaffiliated Investment Companies (cost $21,078,686)		18,312,889
Total Long-Term Investment Securities (cost $593,733,698)		547,424,529

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $6,450,764 and collateralized by $5,332,400 of United States Treasury Inflation Index Notes, bearing interest at 3.75% due 07/15/2025 and having an approximate value of $6,579,007
(cost $6,449,990)	$ 6,449,990	$ 6,449,990
TOTAL INVESTMENTS (cost $600,183,688)	100.0%	553,874,519
Other assets less liabilities	(0.0)	(101,825)
NET ASSETS	100.0%	$553,772,694
ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$211,037,668	$—	$211,037,668
U.S. Government & Agency Obligations	—	318,073,972	—	318,073,972
Unaffiliated Investment Companies	18,312,889	—	—	18,312,889
Repurchase Agreements	—	6,449,990	—	6,449,990
Total Investments at Value	$18,312,889	$535,561,630	$—	$553,874,519
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.7%
Aerospace/Defense — 0.9%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,961,943
Raytheon Technologies Corp.
3.50%, 03/15/2027	3,000,000	2,910,894
		4,872,837
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,906,248
4.00%, 01/31/2024	700,000	693,478
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	991,873
		3,591,599
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,024,263
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,101,797
Auto Manufacturers — 0.3%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,878,707
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,336,081
3.80%, 09/15/2027	1,000,000	957,226
		2,293,307
Banks — 6.2%
Bank of America Corp.
3.88%, 08/01/2025	1,200,000	1,173,826
Bank of Montreal
3.30%, 02/05/2024	1,000,000	983,985
Barclays PLC
3.65%, 03/16/2025	1,000,000	957,029
4.34%, 01/10/2028	2,000,000	1,928,587
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,637,137
6.27%, 11/17/2033	2,000,000	2,162,095
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	952,220
Discover Bank
2.70%, 02/06/2030	2,000,000	1,641,424
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,907,788
JPMorgan Chase & Co.
3.38%, 05/01/2023	1,300,000	1,300,000
3.88%, 09/10/2024	1,000,000	982,849
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	774,823
Morgan Stanley
3.63%, 01/20/2027	1,000,000	962,677
4.00%, 07/23/2025	2,000,000	1,971,211
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	989,515
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,691,718
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,396,194
Security Description	Shares or Principal Amount	Value

Banks (continued)
State Street Corp.
3.10%, 05/15/2023	$ 3,000,000	$ 2,997,301
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	934,443
Wells Fargo & Co.
1.65%, 06/02/2024	2,000,000	1,993,312
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,919,793
3.55%, 09/29/2025	1,000,000	972,456
		33,230,383
Beverages — 0.5%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,746,696
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,000,000	989,990
		2,736,686
Biotechnology — 0.5%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	883,679
3.65%, 03/01/2026	2,000,000	1,955,879
		2,839,558
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,837,088
2.05%, 05/15/2030	2,000,000	1,744,798
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,009,089
		4,590,975
Commercial Services — 1.0%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,893,262
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,734,861
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,830,154
		5,458,277
Computers — 0.7%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,876,728
3.35%, 02/09/2027	1,000,000	977,187
3.45%, 05/06/2024	1,000,000	985,830
		3,839,745
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,797,505
Diversified Financial Services — 1.3%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,942,406
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,944,299
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,957,809
Visa, Inc.
3.15%, 12/14/2025	1,000,000	970,584
		6,815,098

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 3.0%
Connecticut Light & Power Co.
3.20%, 03/15/2027	$ 2,000,000	$ 1,919,311
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	980,183
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,925,596
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	2,054,763
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,924,525
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,624,851
4.55%, 07/01/2030	2,000,000	1,858,636
Sempra Energy
3.25%, 06/15/2027	1,000,000	942,431
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,175,569
		16,405,865
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,903,768
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	968,979
Food — 1.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	989,988
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,895,294
Kroger Co.
4.50%, 01/15/2029	2,000,000	2,001,031
		5,886,313
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,858,592
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	935,147
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	877,556
		3,671,295
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	282,078
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,112,403
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,967,224
		4,079,627
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,707,586
Internet — 1.0%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,227,188
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.
2.80%, 08/22/2024	$ 1,200,000	$ 1,174,391
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,274,331
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,887,640
		5,563,550
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	856,473
Machinery-Diversified — 0.8%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,339,603
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,200,607
		4,540,210
Mining — 0.3%
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,685,511
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,790,132
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,894,553
		3,684,685
Oil & Gas — 2.1%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,498,705
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,321,302
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,952,803
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	593,101
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,936,339
		11,302,250
Pharmaceuticals — 1.8%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	781,577
Allergan Funding SCS
3.80%, 03/15/2025	600,000	576,208
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,643,736
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	972,674
CVS Health Corp.
4.00%, 12/05/2023	700,000	694,329
4.30%, 03/25/2028	2,000,000	1,975,511
Evernorth Health, Inc.
3.00%, 07/15/2023	1,000,000	991,262
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	960,534
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,182,114
		9,777,945

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	$ 500,000	$ 502,459
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,699,137
		2,201,596
REITS — 0.3%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,805,237
Retail — 1.6%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,701,174
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,984,040
Target Corp.
3.38%, 04/15/2029	2,000,000	1,929,597
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	972,365
3.70%, 06/26/2028	2,000,000	1,990,902
		8,578,078
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	971,615
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,913,009
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	686,798
		3,571,422
Software — 2.6%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,272,038
3.30%, 02/06/2027	2,000,000	1,964,788
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,836,478
2.65%, 07/15/2026	900,000	845,204
3.40%, 07/08/2024	1,000,000	980,505
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,598,405
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,907,382
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,893,498
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,885,282
		14,183,580
Telecommunications — 0.9%
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	963,035
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,842,396
Vodafone Group PLC
4.38%, 05/30/2028	2,000,000	2,010,919
		4,816,350
Security Description	Shares or Principal Amount	Value

Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	$ 1,500,000	$ 1,427,716
Total Corporate Bonds & Notes (cost $198,180,025)		186,970,851
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.4%
U.S. Government — 53.4%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,088,008
5.38%, 02/15/2031	1,000,000	1,131,953
6.00%, 02/15/2026	1,000,000	1,057,891
6.25%, 05/15/2030	1,500,000	1,757,520
6.50%, 11/15/2026	1,500,000	1,640,449
United States Treasury Notes
0.13%, 02/15/2024	2,000,000	1,925,859
0.25%, 03/15/2024 to 10/31/2025	17,000,000	15,864,220
0.38%, 04/15/2024 to 09/30/2027	18,500,000	17,103,476
0.50%, 03/31/2025 to 10/31/2027	11,000,000	9,863,749
0.63%, 10/15/2024 to 08/15/2030	11,500,000	10,068,126
0.75%, 11/15/2024 to 01/31/2028	10,000,000	9,137,929
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,867,579
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,656,875
1.13%, 01/15/2025 to 02/15/2031	15,000,000	13,556,016
1.25%, 08/31/2024 to 08/15/2031	20,500,000	18,207,969
1.38%, 01/31/2025 to 11/15/2031	17,000,000	15,001,015
1.50%, 02/29/2024 to 02/15/2030	15,000,000	14,020,060
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,894,730
1.75%, 06/30/2024 to 11/15/2029	9,900,000	9,330,004
1.88%, 08/31/2024 to 02/15/2032	15,500,000	14,144,004
2.00%, 04/30/2024 to 11/15/2026	8,000,000	7,706,868
2.13%, 02/29/2024 to 05/31/2026	9,100,000	8,811,792
2.25%, 03/31/2024 to 11/15/2027	14,500,000	13,953,082
2.38%, 02/29/2024 to 05/15/2029	8,600,000	8,242,352
2.50%, 01/31/2024 to 03/31/2027	10,700,000	10,408,343
2.63%, 03/31/2025 to 07/31/2029	13,800,000	13,312,772
2.75%, 02/15/2024 to 08/15/2032	18,500,000	17,925,410
2.88%, 04/30/2025 to 05/15/2032	16,500,000	16,025,079
3.00%, 09/30/2025	1,000,000	979,258
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,923,750
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,943,281
3.50%, 01/31/2028 to 02/15/2033	4,000,000	4,009,609
4.13%, 10/31/2027 to 11/15/2032	3,000,000	3,134,140
		287,693,168
U.S. Government Agency — 7.0%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,356,210
Federal Home Loan Bank
1.50%, 08/15/2024	3,000,000	2,882,414
2.50%, 02/13/2024	3,000,000	2,945,033
2.88%, 09/13/2024	1,000,000	977,418
3.25%, 11/16/2028	2,000,000	1,967,684
Federal Home Loan Mtg. Corp.
0.25%, 06/26/2023	2,000,000	1,985,376
0.38%, 07/21/2025 to 09/23/2025	5,000,000	4,597,491
2.75%, 06/19/2023	3,000,000	2,990,671
Federal National Mtg. Assoc.
0.25%, 07/10/2023	2,000,000	1,981,927
0.38%, 08/25/2025	2,000,000	1,838,971
0.50%, 06/17/2025	2,500,000	2,318,820
0.75%, 10/08/2027	2,000,000	1,768,741
1.63%, 10/15/2024	3,000,000	2,876,076
1.88%, 09/24/2026	2,000,000	1,881,582

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.13%, 04/24/2026	$ 2,000,000	$ 1,907,507
2.63%, 09/06/2024	3,500,000	3,414,915
		37,690,836
Total U.S. Government & Agency Obligations (cost $339,183,335)		325,384,004
UNAFFILIATED INVESTMENT COMPANIES — 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,826,290
iShares 7-10 Year Treasury Bond ETF	12,200	1,216,706
iShares 1-3 Year Treasury Bond ETF	58,000	4,766,440
iShares 3-7 Year Treasury Bond ETF	42,200	4,987,196
Total Unaffiliated Investment Companies (cost $18,601,008)		16,796,632
Total Long-Term Investment Securities (cost $555,964,368)		529,151,487
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $6,798,960 and collateralized by $7,536,700 of United States Treasury Notes, bearing interest at 0.25% due 07/31/2025 and having an approximate value of $6,934,171
(cost $6,798,144)	$ 6,798,144	$ 6,798,144
TOTAL INVESTMENTS (cost $562,762,512)	99.4%	535,949,631
Other assets less liabilities	0.6	2,993,861
NET ASSETS	100.0%	$538,943,492
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$186,970,851	$—	$186,970,851
U.S. Government & Agency Obligations	—	325,384,004	—	325,384,004
Unaffiliated Investment Companies	16,796,632	—	—	16,796,632
Repurchase Agreements	—	6,798,144	—	6,798,144
Total Investments at Value	$16,796,632	$519,152,999	$—	$535,949,631
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	52,700	$ 1,882,971
Omnicom Group, Inc.	33,900	3,070,323
		4,953,294
Agriculture — 3.2%
Altria Group, Inc.	237,500	11,283,625
Archer-Daniels-Midland Co.	92,100	7,191,168
Darling Ingredients, Inc.†	21,600	1,286,712
Philip Morris International, Inc.	203,600	20,353,892
		40,115,397
Apparel — 0.3%
Capri Holdings, Ltd.†	17,200	713,800
Levi Strauss & Co., Class A	13,400	193,764
Ralph Lauren Corp.	5,648	648,334
Skechers USA, Inc., Class A†	17,800	946,782
Tapestry, Inc.	31,400	1,281,434
		3,784,114
Auto Manufacturers — 1.9%
Cummins, Inc.	19,300	4,536,272
Ford Motor Co.	652,000	7,745,760
General Motors Co.	192,300	6,353,592
PACCAR, Inc.	70,648	5,276,699
		23,912,323
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	31,700	1,525,721
Lear Corp.	8,000	1,021,280
		2,547,001
Banks — 12.7%
Bank of America Corp.	1,114,900	32,644,272
Bank of New York Mellon Corp.	114,000	4,855,260
BOK Financial Corp.	9,200	771,604
Citigroup, Inc.	142,100	6,688,647
Commerce Bancshares, Inc.	15,587	870,534
Fifth Third Bancorp	92,700	2,428,740
Goldman Sachs Group, Inc.	45,900	15,763,896
Huntington Bancshares, Inc.	195,400	2,188,480
JPMorgan Chase & Co.	397,000	54,881,280
Morgan Stanley	228,800	20,585,136
Northern Trust Corp.	26,700	2,086,872
PNC Financial Services Group, Inc.	54,500	7,098,625
Prosperity Bancshares, Inc.	12,300	770,226
Regions Financial Corp.	126,400	2,308,064
State Street Corp.	47,400	3,425,124
		157,366,760
Beverages — 0.1%
Molson Coors Beverage Co., Class B	27,141	1,614,347
Biotechnology — 3.6%
Amgen, Inc.	72,300	17,333,202
Biogen, Inc.†	14,500	4,411,335
Bio-Rad Laboratories, Inc., Class A†	3,300	1,487,607
Gilead Sciences, Inc.	169,700	13,951,037
Moderna, Inc.†	52,200	6,936,858
		44,120,039
Building Materials — 0.9%
Builders FirstSource, Inc.†	19,900	1,885,923
Carrier Global Corp.	97,967	4,096,980
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Fortune Brands Innovations, Inc.	17,300	$ 1,119,137
Masco Corp.	43,700	2,338,387
Owens Corning	17,100	1,826,451
		11,266,878
Chemicals — 1.5%
Albemarle Corp.	8,300	1,539,318
CF Industries Holdings, Inc.	25,700	1,839,606
Dow, Inc.	92,100	5,010,240
Eastman Chemical Co.	15,800	1,331,466
FMC Corp.	14,600	1,804,268
Huntsman Corp.	12,396	332,089
LyondellBasell Industries NV, Class A	44,243	4,185,830
Mosaic Co.	23,800	1,019,830
Olin Corp.	18,503	1,025,066
		18,087,713
Commercial Services — 1.0%
Avis Budget Group, Inc.†	2,800	494,676
FleetCor Technologies, Inc.†	9,600	2,053,632
Global Payments, Inc.	19,300	2,175,303
Robert Half International, Inc.	7,900	576,700
Service Corp. International	29,100	2,042,529
U-Haul Holding Co.	2,600	158,756
U-Haul Holding Co. (Non-Voting)	23,800	1,287,580
United Rentals, Inc.	8,900	3,213,879
		12,003,055
Computers — 2.5%
CACI International, Inc., Class A†	2,400	751,968
Cognizant Technology Solutions Corp., Class A	22,800	1,361,388
Dell Technologies, Inc., Class C	31,200	1,356,888
DXC Technology Co.†	31,000	739,350
Hewlett Packard Enterprise Co.	215,800	3,090,256
HP, Inc.	215,400	6,399,534
International Business Machines Corp.	109,100	13,791,331
Leidos Holdings, Inc.	18,547	1,729,693
NetApp, Inc.	26,200	1,647,718
		30,868,126
Distribution/Wholesale — 0.2%
LKQ Corp.	51,000	2,944,230
Diversified Financial Services — 2.9%
American Express Co.	99,500	16,053,330
Ameriprise Financial, Inc.	14,600	4,454,752
Capital One Financial Corp.	17,600	1,712,480
Discover Financial Services	37,000	3,828,390
Invesco, Ltd.	61,500	1,053,495
Jefferies Financial Group, Inc.	33,900	1,085,817
SEI Investments Co.	19,500	1,148,745
Synchrony Financial	59,300	1,749,943
T. Rowe Price Group, Inc.	29,300	3,291,269
Voya Financial, Inc.	19,500	1,491,360
		35,869,581
Electric — 3.8%
Alliant Energy Corp.	31,400	1,731,396
CenterPoint Energy, Inc.	44,600	1,358,962
Duke Energy Corp.	100,900	9,976,992
Edison International	46,200	3,400,320
Evergy, Inc.	30,100	1,869,511
Eversource Energy	41,100	3,189,771

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Exelon Corp.	162,500	$ 6,896,500
OGE Energy Corp.	27,178	1,020,262
Pinnacle West Capital Corp.	15,394	1,207,813
PPL Corp.	99,700	2,863,384
Public Service Enterprise Group, Inc.	87,200	5,511,040
Sempra Energy	42,700	6,639,423
Vistra Corp.	55,800	1,331,388
		46,996,762
Electronics — 0.4%
Arrow Electronics, Inc.†	12,000	1,373,160
Jabil, Inc.	24,300	1,899,045
Sensata Technologies Holding PLC	20,600	895,070
TD SYNNEX Corp.	12,800	1,139,712
		5,306,987
Engineering & Construction — 0.1%
TopBuild Corp.†	2,400	541,152
Environmental Control — 0.1%
Pentair PLC	22,400	1,300,992
Food — 1.4%
Conagra Brands, Inc.	64,363	2,443,220
Ingredion, Inc.	9,000	955,530
Kellogg Co.	41,100	2,867,547
Kraft Heinz Co.	165,800	6,510,966
Kroger Co.	96,900	4,712,247
		17,489,510
Gas — 0.1%
National Fuel Gas Co.	9,600	536,640
UGI Corp.	28,400	962,192
		1,498,832
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	2,800	364,448
Snap-on, Inc.	7,200	1,867,752
		2,232,200
Healthcare-Products — 0.2%
Hologic, Inc.†	29,800	2,563,098
Healthcare-Services — 3.7%
DaVita, Inc.†	6,600	596,376
Elevance Health, Inc.	41,100	19,261,515
HCA Healthcare, Inc.	55,800	16,033,014
Laboratory Corp. of America Holdings	14,600	3,309,966
Molina Healthcare, Inc.†	4,200	1,251,138
Quest Diagnostics, Inc.	21,900	3,039,939
Tenet Healthcare Corp.†	7,500	549,900
Universal Health Services, Inc., Class B	14,600	2,195,110
		46,236,958
Home Builders — 1.5%
D.R. Horton, Inc.	60,500	6,644,110
Lennar Corp., Class A	43,700	4,929,797
NVR, Inc.†	490	2,861,600
PulteGroup, Inc.	43,700	2,934,455
Toll Brothers, Inc.	8,100	517,671
		17,887,633
Security Description	Shares or Principal Amount	Value

Insurance — 6.1%
Aflac, Inc.	89,600	$ 6,258,560
Allstate Corp.	38,700	4,479,912
American Financial Group, Inc.	9,600	1,178,208
Arch Capital Group, Ltd.†	51,000	3,828,570
Chubb, Ltd.	58,200	11,730,792
Cincinnati Financial Corp.	20,600	2,192,664
Equitable Holdings, Inc.	55,800	1,450,242
Everest Re Group, Ltd.	5,300	2,003,400
Fidelity National Financial, Inc.	36,700	1,302,483
First American Financial Corp.	14,000	806,540
Globe Life, Inc.	10,100	1,096,052
Hartford Financial Services Group, Inc.	46,200	3,279,738
Loews Corp.	33,900	1,951,623
Markel Corp.†	1,470	2,011,739
MetLife, Inc.	116,300	7,132,679
Old Republic International Corp.	41,100	1,038,597
Principal Financial Group, Inc.	33,900	2,531,991
Prudential Financial, Inc.	51,000	4,437,000
Reinsurance Group of America, Inc.	8,643	1,230,072
RenaissanceRe Holdings, Ltd.	7,200	1,550,952
Travelers Cos., Inc.	60,500	10,958,970
Unum Group	26,900	1,135,180
W.R. Berkley Corp.	35,825	2,110,809
		75,696,773
Iron/Steel — 1.2%
Cleveland-Cliffs, Inc.†	37,600	578,288
Nucor Corp.	48,500	7,186,730
Reliance Steel & Aluminum Co.	9,600	2,378,880
Steel Dynamics, Inc.	33,900	3,523,905
United States Steel Corp.	31,700	725,296
		14,393,099
Leisure Time — 0.2%
Brunswick Corp.	12,000	1,017,480
Harley-Davidson, Inc.	20,100	745,710
Polaris, Inc.	7,500	814,875
		2,578,065
Lodging — 0.1%
Boyd Gaming Corp.	13,994	971,184
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	37,700	8,248,760
Oshkosh Corp.	9,600	734,592
		8,983,352
Machinery-Diversified — 1.0%
AGCO Corp.	10,100	1,251,794
Deere & Co.	21,600	8,165,232
Dover Corp.	16,600	2,426,256
Middleby Corp.†	3,900	549,432
		12,392,714
Media — 2.2%
Comcast Corp., Class A	596,200	24,664,794
Fox Corp., Class A	55,800	1,855,908
Nexstar Media Group, Inc.	5,000	867,250
		27,387,952
Mining — 0.2%
Newmont Corp.	58,000	2,749,200

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.8%
Carlisle Cos., Inc.	7,000	$ 1,510,950
Parker-Hannifin Corp.	17,600	5,717,888
Textron, Inc.	36,300	2,429,922
		9,658,760
Oil & Gas — 11.5%
APA Corp.	43,700	1,610,345
Chevron Corp.	139,333	23,488,757
ConocoPhillips	168,700	17,357,543
Devon Energy Corp.	88,400	4,723,212
EOG Resources, Inc.	96,900	11,576,643
Exxon Mobil Corp.	518,600	61,371,124
Marathon Oil Corp.	94,470	2,282,395
Marathon Petroleum Corp.	32,500	3,965,000
Occidental Petroleum Corp.	122,800	7,555,884
PDC Energy, Inc.	12,300	800,115
Range Resources Corp.	31,700	838,465
Valero Energy Corp.	53,300	6,111,911
		141,681,394
Oil & Gas Services — 0.2%
Halliburton Co.	66,000	2,161,500
NOV, Inc.	28,700	480,725
		2,642,225
Packaging & Containers — 0.8%
Amcor PLC	261,700	2,870,849
Berry Global Group, Inc.	16,800	971,208
Crown Holdings, Inc.	21,900	1,878,582
Graphic Packaging Holding Co.	41,400	1,020,924
Packaging Corp. of America	14,600	1,974,796
Sonoco Products Co.	12,800	775,936
		9,492,295
Pharmaceuticals — 13.1%
AbbVie, Inc.	239,100	36,132,792
AmerisourceBergen Corp.	33,900	5,656,215
Bristol-Myers Squibb Co.	287,700	19,209,729
Cardinal Health, Inc.	35,407	2,906,915
Cigna Group	43,700	11,068,773
CVS Health Corp.	172,045	12,612,619
Henry Schein, Inc.†	17,200	1,389,932
McKesson Corp.	26,700	9,725,208
Merck & Co., Inc.	295,600	34,132,932
Pfizer, Inc.	759,700	29,544,733
		162,379,848
Pipelines — 0.7%
Kinder Morgan, Inc.	304,300	5,218,745
ONEOK, Inc.	53,300	3,486,353
		8,705,098
Real Estate — 0.3%
CBRE Group, Inc., Class A†	42,699	3,273,305
Retail — 3.0%
AutoNation, Inc.†	12,000	1,580,400
Bath & Body Works, Inc.	29,800	1,045,980
Best Buy Co., Inc.	30,100	2,243,052
Lowe's Cos., Inc.	121,100	25,168,213
Murphy USA, Inc.	1,600	440,368
Penske Automotive Group, Inc.	12,000	1,662,960
Security Description	Shares or Principal Amount	Value

Retail (continued)
Walgreens Boots Alliance, Inc.	109,100	$ 3,845,775
Williams-Sonoma, Inc.	8,900	1,077,256
		37,064,004
Semiconductors — 4.9%
Applied Materials, Inc.	114,200	12,908,026
KLA Corp.	17,300	6,687,142
Lam Research Corp.	18,500	9,695,480
Micron Technology, Inc.	147,600	9,499,536
ON Semiconductor Corp.†	31,500	2,266,740
QUALCOMM, Inc.	151,700	17,718,560
Skyworks Solutions, Inc.	21,600	2,287,440
		61,062,924
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,300	1,068,798
Software — 0.7%
Concentrix Corp.	7,100	685,221
Fiserv, Inc.†	67,794	8,279,003
		8,964,224
Telecommunications — 3.9%
AT&T, Inc.	964,500	17,042,715
Cisco Systems, Inc.	556,200	26,280,450
Corning, Inc.	114,400	3,800,368
Frontier Communications Parent, Inc.†	33,200	748,328
		47,871,861
Transportation — 2.9%
C.H. Robinson Worldwide, Inc.	16,200	1,634,094
CSX Corp.	148,500	4,550,040
Expeditors International of Washington, Inc.	21,600	2,458,944
FedEx Corp.	34,100	7,767,298
Knight-Swift Transportation Holdings, Inc.	21,100	1,188,352
Landstar System, Inc.	4,500	792,135
United Parcel Service, Inc., Class B	99,000	17,801,190
		36,192,053
Total Common Stocks (cost $1,025,620,427)		1,206,716,110
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Russell 1000 Value ETF (cost $24,563,448)	161,100	24,910,893
Total Long-Term Investment Securities (cost $1,050,183,875)		1,231,627,003

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1) (cost $6,358,343)	6,358,344	$ 6,358,344
TOTAL INVESTMENTS (cost $1,056,542,218)	100.0%	1,237,985,347
Other assets less liabilities	(0.0)	(42,146)
NET ASSETS	100.0%	$1,237,943,201
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2023.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,206,716,110	$—	$—	$1,206,716,110
Unaffiliated Investment Companies	24,910,893	—	—	24,910,893
Short-Term Investments	6,358,344	—	—	6,358,344
Total Investments at Value	$1,237,985,347	$—	$—	$1,237,985,347
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.1%
Apparel — 2.2%
Capri Holdings, Ltd.†	44,959	$ 1,865,799
Carter's, Inc.	48,968	3,416,497
Dr. Martens PLC	509,576	1,066,373
		6,348,669
Auto Manufacturers — 0.2%
REV Group, Inc.	48,294	518,195
Auto Parts & Equipment — 1.2%
Adient PLC†	92,547	3,418,686
Banks — 9.8%
Atlantic Union Bankshares Corp.	43,497	1,244,884
Camden National Corp.	57,902	1,849,969
Columbia Banking System, Inc.	252,684	5,397,330
First Bancorp	28,318	871,628
First Interstate BancSystem, Inc., Class A	175,301	4,485,952
German American Bancorp, Inc.	59,152	1,719,549
Peoples Bancorp, Inc.	80,801	2,105,674
Seacoast Banking Corp. of Florida	41,262	915,604
SouthState Corp.	100,262	6,916,073
TriCo Bancshares	71,521	2,561,167
		28,067,830
Building Materials — 5.5%
Masonite International Corp.†	48,352	4,419,856
Summit Materials, Inc., Class A†	106,160	2,909,846
UFP Industries, Inc.	107,157	8,413,968
		15,743,670
Chemicals — 4.8%
Ashland, Inc.	14,735	1,497,223
Avient Corp.	72,595	2,795,633
Elementis PLC†	2,885,495	4,527,944
Minerals Technologies, Inc.	44,918	2,661,841
Tronox Holdings PLC	159,102	2,178,106
		13,660,747
Commercial Services — 3.6%
Herc Holdings, Inc.	41,623	4,163,132
ICF International, Inc.	17,539	1,999,446
QinetiQ Group PLC	713,039	3,329,275
Ritchie Bros. Auctioneers, Inc.	12,331	705,210
WillScot Mobile Mini Holdings Corp.†	3,391	153,951
		10,351,014
Computers — 1.2%
NetScout Systems, Inc.†	130,931	3,562,633
Diversified Financial Services — 0.5%
Bread Financial Holdings, Inc.	47,500	1,311,000
Electric — 1.9%
Black Hills Corp.	39,339	2,568,443
IDACORP, Inc.	27,008	3,001,129
		5,569,572
Electrical Components & Equipment — 0.2%
Insteel Industries, Inc.	17,698	487,226
Electronics — 4.7%
Benchmark Electronics, Inc.	115,684	2,469,854
Coherent Corp.†	170,223	5,811,413
Security Description	Shares or Principal Amount	Value

Electronics (continued)
CTS Corp.	3,429	$ 134,451
Knowles Corp.†	294,793	4,976,106
		13,391,824
Energy-Alternate Sources — 2.7%
Green Plains, Inc.†	225,830	7,716,611
Engineering & Construction — 2.5%
Primoris Services Corp.	136,875	3,462,938
Stantec, Inc.	61,154	3,675,965
		7,138,903
Food — 4.3%
Glanbia PLC	536,805	8,139,319
Maple Leaf Foods, Inc.	200,976	4,117,868
		12,257,187
Hand/Machine Tools — 1.5%
Regal Rexnord Corp.	32,322	4,207,032
Healthcare-Products — 4.9%
Envista Holdings Corp.†	178,538	6,871,928
Integer Holdings Corp.†	87,253	7,185,284
		14,057,212
Home Builders — 1.6%
Century Communities, Inc.	10,129	682,087
LCI Industries	17,972	2,030,117
M/I Homes, Inc.†	16,377	1,107,740
Meritage Homes Corp.	4,250	544,213
Taylor Morrison Home Corp.†	4,376	188,562
		4,552,719
Insurance — 5.9%
CNO Financial Group, Inc.	154,513	3,467,272
Hanover Insurance Group, Inc.	66,416	7,940,697
Horace Mann Educators Corp.	125,256	3,918,007
Selective Insurance Group, Inc.	16,448	1,584,436
		16,910,412
Iron/Steel — 0.5%
Commercial Metals Co.	32,904	1,536,288
Leisure Time — 1.2%
Brunswick Corp.	42,258	3,583,056
Lodging — 2.5%
Boyd Gaming Corp.	20,734	1,438,940
Dalata Hotel Group PLC†	477,947	2,400,637
Hilton Grand Vacations, Inc.†	79,543	3,404,440
		7,244,017
Machinery-Diversified — 2.0%
Columbus McKinnon Corp.	101,224	3,513,485
Zurn Elkay Water Solutions Corp.	104,836	2,259,216
		5,772,701
Metal Fabricate/Hardware — 0.5%
Ryerson Holding Corp.	35,668	1,347,180
Timken Co.	1,877	144,248
		1,491,428
Mining — 2.8%
Alcoa Corp.	37,885	1,407,049
Arconic Corp.†	266,564	6,597,459
		8,004,508

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.2%
Senior PLC	335,063	$ 692,642
Oil & Gas — 3.1%
Crescent Point Energy Corp.	1,182,763	8,747,304
Oil & Gas Services — 1.9%
Hunting PLC	461,439	1,359,665
TechnipFMC PLC†	299,537	4,100,662
		5,460,327
Real Estate — 2.4%
Cushman & Wakefield PLC†	15,446	152,143
McGrath RentCorp	74,616	6,631,870
		6,784,013
REITS — 4.1%
Alexander & Baldwin, Inc.	162,522	3,125,298
Highwoods Properties, Inc.	52,870	1,211,780
STAG Industrial, Inc.	71,195	2,411,375
Sunstone Hotel Investors, Inc.	513,224	4,891,025
		11,639,478
Retail — 4.7%
Brinker International, Inc.†	170,941	6,823,965
Children's Place, Inc.†	67,021	1,986,502
Denny's Corp.†	65,167	730,522
Group 1 Automotive, Inc.	1,823	409,227
Jack in the Box, Inc.	37,967	3,519,161
		13,469,377
Savings & Loans — 1.5%
WSFS Financial Corp.	124,937	4,394,034
Semiconductors — 2.8%
Cohu, Inc.†	115,546	3,910,077
Onto Innovation, Inc.†	50,203	4,065,439
		7,975,516
Security Description	Shares or Principal Amount	Value

Software — 3.9%
ACI Worldwide, Inc.†	439,315	$ 11,127,849
Telecommunications — 0.5%
Clearfield, Inc.†	32,079	1,401,211
Transportation — 0.3%
Saia, Inc.†	2,842	846,262
Total Long-Term Investment Securities (cost $276,594,834)		269,441,153
SHORT-TERM INVESTMENTS — 6.1%
Sovereign — 5.0%
Federal Home Loan Bank
4.55%, 05/01/2023	$14,230,000	14,230,000
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1)	3,077,817	3,077,817
Total Short-Term Investments (cost $17,307,817)		17,307,817
TOTAL INVESTMENTS (cost $293,902,651)	100.2%	286,748,970
Other assets less liabilities	(0.2)	(542,106)
NET ASSETS	100.0%	$286,206,864
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2023.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$5,282,296	$1,066,373	$—	$6,348,669
Chemicals	9,132,803	4,527,944	—	13,660,747
Commercial Services	7,021,739	3,329,275	—	10,351,014
Food	4,117,868	8,139,319	—	12,257,187
Lodging	4,843,380	2,400,637	—	7,244,017
Miscellaneous Manufacturing	—	692,642	—	692,642
Oil & Gas Services	4,100,662	1,359,665	—	5,460,327
Other Industries	213,426,550	—	—	213,426,550
Short-Term Investments:
Sovereign	—	14,230,000	—	14,230,000
Other Short-Term Investments	3,077,817	—	—	3,077,817
Total Investments at Value	$251,003,115	$35,745,855	$—	$286,748,970
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.1%
Omnicom Group, Inc.	1,485	$ 134,496
Aerospace/Defense — 1.8%
General Dynamics Corp.	2,048	447,160
Lockheed Martin Corp.	4,260	1,978,557
		2,425,717
Agriculture — 0.7%
Altria Group, Inc.	10,893	517,526
Archer-Daniels-Midland Co.	2,062	161,001
Philip Morris International, Inc.	2,448	244,727
		923,254
Airlines — 0.2%
Delta Air Lines, Inc.†	6,451	221,334
Apparel — 0.4%
Deckers Outdoor Corp.†	1,179	565,142
Auto Manufacturers — 2.5%
General Motors Co.	59,884	1,978,567
PACCAR, Inc.	11,862	885,973
Tesla, Inc.†	2,834	465,655
		3,330,195
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	4,125	201,259
BorgWarner, Inc.	3,957	190,450
		391,709
Banks — 3.1%
Bank of America Corp.	36,236	1,060,990
Bank OZK	4,919	175,707
Citigroup, Inc.	35,878	1,688,777
FNB Corp.	15,606	179,157
JPMorgan Chase & Co.	1,082	149,576
State Street Corp.	9,089	656,771
Webster Financial Corp.	7,629	284,562
		4,195,540
Beverages — 1.8%
Brown-Forman Corp., Class B	2,268	147,624
PepsiCo, Inc.	11,744	2,241,812
		2,389,436
Biotechnology — 3.4%
Gilead Sciences, Inc.	28,303	2,326,790
Regeneron Pharmaceuticals, Inc.†	1,944	1,558,680
Vertex Pharmaceuticals, Inc.†	2,010	684,867
		4,570,337
Building Materials — 0.7%
Builders FirstSource, Inc.†	6,396	606,149
Eagle Materials, Inc.	1,019	151,026
Owens Corning	1,948	208,066
		965,241
Chemicals — 1.9%
Air Products & Chemicals, Inc.	478	140,704
Albemarle Corp.	2,913	540,245
CF Industries Holdings, Inc.	8,736	625,323
Linde PLC	1,737	641,735
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	3,170	$ 299,914
Mosaic Co.	6,577	281,824
		2,529,745
Commercial Services — 1.3%
Avis Budget Group, Inc.†	1,116	197,164
Cintas Corp.	470	214,212
Euronet Worldwide, Inc.†	2,127	235,544
Gartner, Inc.†	582	176,032
ManpowerGroup, Inc.	2,234	169,136
MarketAxess Holdings, Inc.	1,553	494,429
Quanta Services, Inc.	813	137,917
Rollins, Inc.	4,522	191,054
		1,815,488
Computers — 7.3%
Amdocs, Ltd.	5,401	492,841
Apple, Inc.	43,737	7,421,294
CACI International, Inc., Class A†	449	140,681
Cognizant Technology Solutions Corp., Class A	3,919	234,003
DXC Technology Co.†	10,134	241,696
Genpact, Ltd.	2,883	128,438
Hewlett Packard Enterprise Co.	57,320	820,822
Pure Storage, Inc., Class A†	5,402	123,328
Science Applications International Corp.	2,397	244,566
		9,847,669
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	25,948	2,070,650
Estee Lauder Cos., Inc., Class A	723	178,379
Procter & Gamble Co.	956	149,499
		2,398,528
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	647	450,034
Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc.	1,652	238,516
Evercore, Inc., Class A	1,604	182,968
Jefferies Financial Group, Inc.	8,843	283,241
LPL Financial Holdings, Inc.	3,523	735,743
Mastercard, Inc., Class A	1,098	417,273
OneMain Holdings, Inc.	4,693	180,071
SEI Investments Co.	4,553	268,217
Synchrony Financial	20,092	592,915
Visa, Inc., Class A	11,255	2,619,376
Western Union Co.	17,249	188,532
		5,706,852
Electric — 2.8%
American Electric Power Co., Inc.	18,419	1,702,284
Consolidated Edison, Inc.	13,579	1,337,124
NRG Energy, Inc.	10,229	349,525
OGE Energy Corp.	8,948	335,908
		3,724,841
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	1,410	221,906
Electronics — 2.4%
Agilent Technologies, Inc.	1,107	149,921
Amphenol Corp., Class A	1,643	123,997
Arrow Electronics, Inc.†	1,104	126,331
Hubbell, Inc.	2,166	583,347

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Jabil, Inc.	5,750	$ 449,363
Keysight Technologies, Inc.†	772	111,662
Mettler-Toledo International, Inc.†	969	1,445,263
nVent Electric PLC	3,147	131,954
Vontier Corp.	4,825	130,902
		3,252,740
Environmental Control — 0.1%
Clean Harbors, Inc.†	1,144	166,063
Food — 2.1%
Albertsons Cos., Inc., Class A	10,079	210,651
Hershey Co.	4,087	1,115,996
Kroger Co.	28,280	1,375,257
Performance Food Group Co.†	2,219	139,109
		2,841,013
Gas — 0.1%
National Fuel Gas Co.	2,257	126,166
Hand/Machine Tools — 0.8%
Lincoln Electric Holdings, Inc.	2,469	414,298
Snap-on, Inc.	2,330	604,425
		1,018,723
Healthcare-Products — 2.7%
Align Technology, Inc.†	469	152,566
Edwards Lifesciences Corp.†	2,973	261,565
Hologic, Inc.†	10,865	934,499
IDEXX Laboratories, Inc.†	2,888	1,421,358
Waters Corp.†	2,106	632,558
Zimmer Biomet Holdings, Inc.	1,876	259,713
		3,662,259
Healthcare-Services — 1.7%
Centene Corp.†	15,762	1,086,474
HCA Healthcare, Inc.	767	220,382
Humana, Inc.	855	453,569
UnitedHealth Group, Inc.	1,042	512,758
		2,273,183
Home Builders — 0.4%
NVR, Inc.†	73	426,320
Thor Industries, Inc.	2,240	177,005
		603,325
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	2,694	225,461
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,053	152,569
Insurance — 3.1%
Aon PLC, Class A	2,321	754,743
Arch Capital Group, Ltd.†	15,613	1,172,068
Berkshire Hathaway, Inc., Class B†	2,000	657,100
Erie Indemnity Co., Class A	1,049	227,979
Everest Re Group, Ltd.	347	131,166
Globe Life, Inc.	2,840	308,197
Hartford Financial Services Group, Inc.	4,353	309,019
MGIC Investment Corp.	13,209	196,418
Unum Group	8,815	371,993
		4,128,683
Security Description	Shares or Principal Amount	Value

Internet — 9.4%
Alphabet, Inc., Class A†	22,833	$ 2,450,894
Alphabet, Inc., Class C†	20,213	2,187,451
Amazon.com, Inc.†	17,959	1,893,777
Booking Holdings, Inc.†	321	862,306
eBay, Inc.	16,107	747,848
Etsy, Inc.†	1,313	132,652
Meta Platforms, Inc., Class A†	13,696	3,291,423
Netflix, Inc.†	2,854	941,620
VeriSign, Inc.†	749	166,128
		12,674,099
Iron/Steel — 0.9%
Nucor Corp.	4,592	680,443
Steel Dynamics, Inc.	4,772	496,049
		1,176,492
Lodging — 0.1%
Boyd Gaming Corp.	2,773	192,446
Machinery-Diversified — 0.3%
AGCO Corp.	2,740	339,596
Media — 1.3%
Comcast Corp., Class A	18,967	784,665
FactSet Research Systems, Inc.	1,695	697,815
Nexstar Media Group, Inc.	725	125,751
World Wrestling Entertainment, Inc., Class A	1,879	201,372
		1,809,603
Metal Fabricate/Hardware — 0.2%
Timken Co.	2,694	207,034
Miscellaneous Manufacturing — 0.8%
3M Co.	8,125	863,038
Textron, Inc.	3,276	219,295
		1,082,333
Oil & Gas — 4.8%
APA Corp.	12,795	471,496
Chevron Corp.	5,572	939,328
Exxon Mobil Corp.	12,429	1,470,848
HF Sinclair Corp.	2,923	128,933
Marathon Petroleum Corp.	8,914	1,087,508
Ovintiv, Inc.	6,742	243,251
PDC Energy, Inc.	3,877	252,199
Valero Energy Corp.	15,997	1,834,376
		6,427,939
Oil & Gas Services — 0.3%
Schlumberger NV	7,698	379,896
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	12,978	320,037
Pharmaceuticals — 5.8%
Becton Dickinson & Co.	546	144,313
Bristol-Myers Squibb Co.	15,712	1,049,090
Cigna Group	705	178,569
CVS Health Corp.	10,946	802,451
Johnson & Johnson	2,311	378,311
McKesson Corp.	1,502	547,089
Merck & Co., Inc.	26,601	3,071,618
Pfizer, Inc.	40,675	1,581,851
		7,753,292

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	763	$ 106,087
REITS — 2.1%
First Industrial Realty Trust, Inc.	5,723	300,286
Gaming & Leisure Properties, Inc.	2,579	134,108
Medical Properties Trust, Inc.	26,747	234,571
Mid-America Apartment Communities, Inc.	2,027	311,753
Public Storage	3,176	936,380
Simon Property Group, Inc.	4,286	485,689
VICI Properties, Inc.	6,805	230,962
Weyerhaeuser Co.	4,370	130,707
		2,764,456
Retail — 5.1%
AutoZone, Inc.†	161	428,793
Best Buy Co., Inc.	1,537	114,537
Genuine Parts Co.	1,498	252,128
Home Depot, Inc.	1,984	596,271
Lowe's Cos., Inc.	3,621	752,552
Lululemon Athletica, Inc.†	395	150,072
Macy's, Inc.	12,019	196,391
McDonald's Corp.	3,551	1,050,208
Penske Automotive Group, Inc.	1,137	157,566
Target Corp.	951	150,020
TJX Cos., Inc.	5,212	410,810
Ulta Beauty, Inc.†	1,548	853,614
Walmart, Inc.	6,901	1,041,844
Williams-Sonoma, Inc.	2,039	246,801
Yum! Brands, Inc.	2,894	406,839
		6,808,446
Semiconductors — 5.3%
Broadcom, Inc.	616	385,924
Cirrus Logic, Inc.†	2,369	203,237
KLA Corp.	2,362	913,007
Microchip Technology, Inc.	12,715	928,068
NVIDIA Corp.	3,512	974,545
ON Semiconductor Corp.†	15,302	1,101,132
QUALCOMM, Inc.	2,728	318,630
Texas Instruments, Inc.	14,101	2,357,687
		7,182,230
Software — 11.3%
Activision Blizzard, Inc.	4,793	372,464
Cadence Design Systems, Inc.†	10,222	2,140,998
Fair Isaac Corp.†	1,058	770,171
Security Description	Shares or Principal Amount	Value

Software (continued)
Jack Henry & Associates, Inc.	3,236	$ 528,568
Manhattan Associates, Inc.†	2,794	462,910
Microsoft Corp.	28,138	8,645,682
MSCI, Inc.	411	198,287
Paychex, Inc.	4,102	450,645
Synopsys, Inc.†	684	253,983
Teradata Corp.†	4,487	173,692
VMware, Inc., Class A†	9,338	1,167,530
		15,164,930
Telecommunications — 1.8%
AT&T, Inc.	46,670	824,659
Cisco Systems, Inc.	28,607	1,351,681
T-Mobile US, Inc.†	1,881	270,676
		2,447,016
Transportation — 0.9%
Expeditors International of Washington, Inc.	7,142	813,045
Landstar System, Inc.	1,593	280,416
Ryder System, Inc.	2,164	171,302
		1,264,763
Water — 0.1%
Essential Utilities, Inc.	3,159	134,889
Total Long-Term Investment Securities (cost $123,503,402)		133,493,233
SHORT-TERM INVESTMENTS — 0.7%
Sovereign — 0.5%
Federal Home Loan Bank
4.55%, 05/01/2023	$740,000	740,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1)	207,962	207,962
Total Short-Term Investments (cost $947,963)		947,962
TOTAL INVESTMENTS (cost $124,451,365)	100.0%	134,441,195
Other assets less liabilities	0.0	57,788
NET ASSETS	100.0%	$134,498,983
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2023.

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$133,493,233	$—	$—	$133,493,233
Short-Term Investments:
Sovereign	—	740,000	—	740,000
Other Short-Term Investments	207,962	—	—	207,962
Total Investments at Value	$133,701,195	$740,000	$—	$134,441,195
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 0.6%
Northrop Grumman Corp.	4,787	$ 2,208,099
Agriculture — 1.5%
Altria Group, Inc.	116,097	5,515,768
Apparel — 0.7%
PVH Corp.	12,698	1,089,615
Tapestry, Inc.	40,997	1,673,088
		2,762,703
Auto Manufacturers — 1.2%
General Motors Co.	133,028	4,395,245
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.	45,945	2,211,333
Banks — 9.5%
Bank of America Corp.	14,237	416,859
Bank of New York Mellon Corp.	93,070	3,963,851
Bank OZK	22,501	803,736
BOK Financial Corp.	5,950	499,026
Comerica, Inc.	25,571	1,109,014
FNB Corp.	69,071	792,935
Goldman Sachs Group, Inc.	17,260	5,927,774
Huntington Bancshares, Inc.	271,239	3,037,877
JPMorgan Chase & Co.	74,887	10,352,379
Regions Financial Corp.	176,641	3,225,465
State Street Corp.	52,410	3,787,147
Zions Bancorp NA	27,187	757,430
		34,673,493
Beverages — 1.8%
Molson Coors Beverage Co., Class B	32,582	1,937,977
PepsiCo, Inc.	24,078	4,596,250
		6,534,227
Biotechnology — 4.2%
Biogen, Inc.†	15,468	4,705,830
Gilead Sciences, Inc.	66,579	5,473,459
Regeneron Pharmaceuticals, Inc.†	6,134	4,918,180
Vertex Pharmaceuticals, Inc.†	1,094	372,759
		15,470,228
Building Materials — 1.6%
Louisiana-Pacific Corp.	12,563	750,514
Owens Corning	18,482	1,974,062
Trane Technologies PLC	16,219	3,013,652
		5,738,228
Chemicals — 2.1%
Albemarle Corp.	6,815	1,263,910
LyondellBasell Industries NV, Class A	42,695	4,039,374
Mosaic Co.	59,099	2,532,392
		7,835,676
Commercial Services — 0.5%
FTI Consulting, Inc.†	3,826	690,593
Grand Canyon Education, Inc.†	5,717	678,608
Moody's Corp.	1,844	577,393
		1,946,594
Security Description	Shares or Principal Amount	Value

Computers — 1.8%
Hewlett Packard Enterprise Co.	253,941	$ 3,636,435
HP, Inc.	104,200	3,095,782
		6,732,217
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	55,225	4,406,955
Procter & Gamble Co.	2,493	389,855
		4,796,810
Distribution/Wholesale — 0.3%
Univar Solutions, Inc.†	31,471	1,117,221
Diversified Financial Services — 3.0%
American Express Co.	33,282	5,369,718
Janus Henderson Group PLC	26,649	691,541
Jefferies Financial Group, Inc.	39,210	1,255,896
Raymond James Financial, Inc.	5,752	520,729
Synchrony Financial	85,353	2,518,767
Western Union Co.	50,856	555,856
		10,912,507
Electric — 4.1%
American Electric Power Co., Inc.	48,831	4,512,961
Avangrid, Inc.	14,042	565,331
Consolidated Edison, Inc.	44,681	4,399,738
NRG Energy, Inc.	41,584	1,420,925
Xcel Energy, Inc.	60,740	4,246,334
		15,145,289
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	6,480	1,019,822
Electronics — 0.4%
Agilent Technologies, Inc.	6,051	819,487
Allegion PLC	3,600	397,728
Keysight Technologies, Inc.†	2,651	383,441
		1,600,656
Energy-Alternate Sources — 1.0%
First Solar, Inc.†	19,465	3,553,920
Environmental Control — 0.6%
Clean Harbors, Inc.†	9,976	1,448,116
Waste Management, Inc.	5,268	874,752
		2,322,868
Food — 3.1%
Campbell Soup Co.	20,169	1,095,177
General Mills, Inc.	53,699	4,759,342
Hershey Co.	3,645	995,304
Kroger Co.	91,035	4,427,032
		11,276,855
Healthcare-Products — 3.7%
Abbott Laboratories	27,602	3,049,193
Hologic, Inc.†	47,662	4,099,409
Thermo Fisher Scientific, Inc.	11,700	6,492,330
		13,640,932
Healthcare-Services — 1.7%
Elevance Health, Inc.	5,870	2,750,976
Humana, Inc.	809	429,166
Quest Diagnostics, Inc.	21,681	3,009,540
		6,189,682

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings — 0.3%
Dolby Laboratories, Inc., Class A	11,945	$ 999,677
Household Products/Wares — 0.1%
Clorox Co.	2,305	381,754
Insurance — 6.4%
Aon PLC, Class A	2,316	753,117
Arch Capital Group, Ltd.†	26,388	1,980,947
Axis Capital Holdings, Ltd.	15,246	862,009
Berkshire Hathaway, Inc., Class B†	23,620	7,760,351
Equitable Holdings, Inc.	68,180	1,771,998
Hartford Financial Services Group, Inc.	38,463	2,730,488
Marsh & McLennan Cos., Inc.	10,449	1,882,805
Travelers Cos., Inc.	22,270	4,033,988
Unum Group	39,257	1,656,646
		23,432,349
Internet — 5.8%
Alphabet, Inc., Class A†	46,656	5,008,055
Alphabet, Inc., Class C†	44,551	4,821,309
Meta Platforms, Inc., Class A†	25,781	6,195,690
Netflix, Inc.†	15,485	5,108,966
		21,134,020
Iron/Steel — 0.5%
Steel Dynamics, Inc.	16,996	1,766,734
Leisure Time — 0.3%
Brunswick Corp.	11,681	990,432
Machinery-Diversified — 2.4%
IDEX Corp.	11,839	2,442,623
Otis Worldwide Corp.	52,058	4,440,547
Xylem, Inc.	17,589	1,826,442
		8,709,612
Media — 2.3%
Comcast Corp., Class A	175,662	7,267,137
Fox Corp., Class A	14,683	488,356
Fox Corp., Class B	27,974	854,326
		8,609,819
Miscellaneous Manufacturing — 1.2%
Illinois Tool Works, Inc.	6,121	1,480,915
Textron, Inc.	41,591	2,784,101
		4,265,016
Oil & Gas — 4.7%
Chevron Corp.	16,792	2,830,795
ConocoPhillips	7,960	819,004
Exxon Mobil Corp.	49,419	5,848,245
Marathon Petroleum Corp.	16,123	1,967,006
Ovintiv, Inc.	13,851	499,744
Southwestern Energy Co.†	200,082	1,038,426
Valero Energy Corp.	35,203	4,036,728
		17,039,948
Oil & Gas Services — 0.5%
Halliburton Co.	56,430	1,848,083
Packaging & Containers — 0.3%
WestRock Co.	31,637	946,895
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	79,995	5,341,266
Cardinal Health, Inc.	50,284	4,128,317
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Henry Schein, Inc.†	26,904	$ 2,174,112
Johnson & Johnson	29,639	4,851,904
McKesson Corp.	6,208	2,261,202
Merck & Co., Inc.	59,425	6,861,805
Pfizer, Inc.	22,336	868,647
Premier, Inc., Class A	13,821	460,654
		26,947,907
Pipelines — 0.9%
Cheniere Energy, Inc.	20,712	3,168,936
Real Estate — 1.2%
CBRE Group, Inc., Class A†	31,340	2,402,524
Howard Hughes Corp.†	7,320	566,348
Jones Lang LaSalle, Inc.†	9,414	1,308,923
		4,277,795
REITS — 2.9%
American Tower Corp.	3,489	713,117
AvalonBay Communities, Inc.	23,862	4,303,989
Boston Properties, Inc.	13,592	725,269
Brixmor Property Group, Inc.	18,426	393,026
Iron Mountain, Inc.	10,662	588,969
Omega Healthcare Investors, Inc.	46,560	1,245,946
Regency Centers Corp.	33,579	2,062,758
Weyerhaeuser Co.	21,352	638,638
		10,671,712
Retail — 6.0%
AutoNation, Inc.†	6,598	868,957
AutoZone, Inc.†	326	868,239
Best Buy Co., Inc.	23,557	1,755,468
Darden Restaurants, Inc.	6,472	983,291
Dick's Sporting Goods, Inc.	10,249	1,486,207
Home Depot, Inc.	17,147	5,153,359
Lowe's Cos., Inc.	16,260	3,379,316
Macy's, Inc.	53,114	867,883
McDonald's Corp.	9,140	2,703,155
Walmart, Inc.	3,322	501,522
Yum! Brands, Inc.	24,072	3,384,042
		21,951,439
Semiconductors — 1.5%
Cirrus Logic, Inc.†	11,058	948,666
ON Semiconductor Corp.†	32,589	2,345,104
Texas Instruments, Inc.	12,789	2,138,321
		5,432,091
Software — 3.0%
Electronic Arts, Inc.	17,024	2,166,815
MSCI, Inc.	3,803	1,834,757
Oracle Corp.	46,368	4,391,977
VMware, Inc., Class A†	21,616	2,702,649
		11,096,198
Telecommunications — 3.4%
AT&T, Inc.	105,072	1,856,622
Cisco Systems, Inc.	150,890	7,129,552
Motorola Solutions, Inc.	11,614	3,384,320
		12,370,494
Transportation — 2.6%
CSX Corp.	55,418	1,698,008

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Expeditors International of Washington, Inc.	21,723	$ 2,472,946
FedEx Corp.	19,808	4,511,866
Ryder System, Inc.	8,928	706,741
		9,389,561
Water — 0.1%
American Water Works Co., Inc.	2,796	414,507
Total Long-Term Investment Securities (cost $359,817,790)		363,445,352
SHORT-TERM INVESTMENTS — 0.6%
Sovereign — 0.5%
Federal Home Loan Bank
4.55%, 05/01/2023	$1,660,000	1,660,000
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1)	404,172	$ 404,172
Total Short-Term Investments (cost $2,064,172)		2,064,172
TOTAL INVESTMENTS (cost $361,881,962)	100.0%	365,509,524
Other assets less liabilities	(0.0)	(46,865)
NET ASSETS	100.0%	$365,462,659
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2023.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$363,445,352	$—	$—	$363,445,352
Short-Term Investments:
Sovereign	—	1,660,000	—	1,660,000
Other Short-Term Investments	404,172	—	—	404,172
Total Investments at Value	$363,849,524	$1,660,000	$—	$365,509,524
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	219	$ 7,825
Omnicom Group, Inc.	141	12,770
Publicis Groupe SA	420	34,424
WPP PLC	2,597	30,143
		85,162
Aerospace/Defense — 1.2%
AAR Corp.†	361	19,054
Airbus SE	932	130,832
BAE Systems PLC	1,895	24,161
Bombardier, Inc., Class B†	540	23,324
General Dynamics Corp.	220	48,035
Lockheed Martin Corp.	165	76,634
MTU Aero Engines AG	133	34,849
Northrop Grumman Corp.	65	29,983
Raytheon Technologies Corp.	5,975	596,902
Thales SA	299	45,616
		1,029,390
Agriculture — 0.5%
Altria Group, Inc.	2,227	105,805
Andersons, Inc.	300	13,410
Archer-Daniels-Midland Co.	383	29,905
British American Tobacco PLC	900	33,249
Darling Ingredients, Inc.†	90	5,361
Japan Tobacco, Inc.	1,300	27,971
KT&G Corp.	851	54,563
Philip Morris International, Inc.	847	84,675
Turning Point Brands, Inc.	241	5,733
Vector Group, Ltd.	1,845	23,505
		384,177
Airlines — 0.1%
Deutsche Lufthansa AG†	2,800	30,019
Japan Airlines Co., Ltd.	1,867	35,529
Qantas Airways, Ltd.†	8,000	35,036
Singapore Airlines, Ltd.	6,000	26,387
		126,971
Apparel — 0.7%
Burberry Group PLC	2,150	70,115
Capri Holdings, Ltd.†	71	2,947
Hermes International	50	108,497
Lakeland Industries, Inc.	481	5,796
Levi Strauss & Co., Class A	54	781
LVMH Moet Hennessy Louis Vuitton SE	111	106,664
NIKE, Inc., Class B	2,196	278,277
Ralph Lauren Corp.	23	2,640
Skechers USA, Inc., Class A†	74	3,936
Tapestry, Inc.	131	5,346
		584,999
Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	1,427	159,499
Cummins, Inc.	80	18,803
Ford Motor Co.	2,713	32,230
General Motors Co.	800	26,432
Honda Motor Co., Ltd.	4,400	116,842
Isuzu Motors, Ltd.	2,200	25,924
Mazda Motor Corp.	5,600	50,454
Mercedes-Benz Group AG	852	66,360
PACCAR, Inc.	1,104	82,458
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Tesla, Inc.†	928	$ 152,480
Toyota Motor Corp.	2,800	38,447
Volkswagen AG	150	25,121
Wabash National Corp.	480	12,322
		807,372
Auto Parts & Equipment — 0.3%
Aptiv PLC†	1,457	149,867
BorgWarner, Inc.	132	6,353
Goodyear Tire & Rubber Co.†	1,500	16,005
Lear Corp.	33	4,213
NGK Insulators, Ltd.	3,100	38,850
Niterra Co., Ltd.	2,600	54,382
Titan International, Inc.†	2,181	21,286
		290,956
Banks — 3.4%
Amalgamated Financial Corp.	601	9,784
Associated Banc-Corp	722	12,873
Banco Bilbao Vizcaya Argentaria SA	18,055	132,820
Banco do Brasil SA	4,500	38,668
Banco Santander SA	20,000	70,501
Bank Leumi Le-Israel BM	10,638	84,314
Bank of America Corp.	9,430	276,110
Bank of New York Mellon Corp.	1,534	65,333
Bank of Nova Scotia	1,100	54,909
Barclays PLC	24,000	48,415
BAWAG Group AG*	981	47,977
BNP Paribas SA	2,160	139,843
BOK Financial Corp.	38	3,187
Carter Bankshares, Inc.†	1,084	13,929
Central Pacific Financial Corp.	426	6,765
Citigroup, Inc.	599	28,195
Columbia Banking System, Inc.	422	9,014
Commerce Bancshares, Inc.	64	3,574
Commerzbank AG†	4,459	49,552
CrossFirst Bankshares, Inc.†	800	8,024
Deutsche Bank AG	4,000	43,881
Equity Bancshares, Inc., Class A	360	8,478
Erste Group Bank AG	1,000	36,473
Fifth Third Bancorp	386	10,113
Financial Institutions, Inc.	566	9,894
First BanCorp/Puerto Rico	2,113	24,828
First Financial Corp.	355	12,265
First Internet Bancorp	241	3,545
Goldman Sachs Group, Inc.	191	65,597
Hana Financial Group, Inc.	600	18,857
Hancock Whitney Corp.	301	10,993
Hanmi Financial Corp.	1,225	19,796
Heartland Financial USA, Inc.	121	3,940
Heritage Financial Corp.	284	5,001
HomeStreet, Inc.	481	4,695
Hope Bancorp, Inc.	1,400	12,740
HSBC Holdings PLC	10,025	72,154
Huntington Bancshares, Inc.	813	9,106
Independent Bank Corp.	142	2,530
ING Groep NV	2,806	34,845
JPMorgan Chase & Co.	4,399	608,118
KBC Group NV	703	50,197
Lloyds Banking Group PLC	63,164	38,359
Mercantile Bank Corp.	121	3,395
Midland States Bancorp, Inc.	567	11,340
Mitsubishi UFJ Financial Group, Inc.	5,200	32,802

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Morgan Stanley	952	$ 85,651
NatWest Group PLC	13,561	44,909
Nordea Bank Abp	3,461	38,556
Northern Trust Corp.	111	8,676
OFG Bancorp	709	18,129
Peoples Bancorp, Inc.	361	9,408
PNC Financial Services Group, Inc.	227	29,567
Prosperity Bancshares, Inc.	51	3,194
Rakuten Bank, Ltd.†	400	5,329
Regions Financial Corp.	526	9,605
Shinhan Financial Group Co., Ltd.	700	18,348
Societe Generale SA	1,672	40,689
Standard Chartered PLC	14,564	115,180
State Street Corp.	197	14,235
Sumitomo Mitsui Financial Group, Inc.	600	24,632
Swedbank AB, Class A	1,000	17,415
UniCredit SpA	3,344	66,177
US Bancorp	2,688	92,145
		2,899,574
Beverages — 1.2%
Anheuser-Busch InBev SA NV	665	43,297
Carlsberg A/S, Class B	179	29,567
Coca-Cola Co.	2,670	171,280
Coca-Cola Consolidated, Inc.	43	25,347
Coca-Cola Femsa SAB de CV, ADR	400	33,768
Diageo PLC	1,672	76,381
Kirin Holdings Co., Ltd.	1,600	26,013
Molson Coors Beverage Co., Class B	113	6,721
Monster Beverage Corp.†	5,674	317,744
PepsiCo, Inc.	1,044	199,289
Remy Cointreau SA	150	25,985
Treasury Wine Estates, Ltd.	3,947	36,372
		991,764
Biotechnology — 0.7%
2seventy bio, Inc.†	500	4,755
Abeona Therapeutics, Inc.†	200	614
ACADIA Pharmaceuticals, Inc.†	700	14,931
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Alaunos Therapeutics, Inc.†	7,098	4,046
Amgen, Inc.	614	147,200
Aptevo Therapeutics, Inc.†	709	1,361
Arbutus Biopharma Corp.†	1,277	3,205
Ardelyx, Inc.†	6,000	26,760
Assembly Biosciences, Inc.†	3,100	3,224
Atara Biotherapeutics, Inc.†	1,100	2,981
Biogen, Inc.†	61	18,558
BioNTech SE ADR	90	10,282
Bio-Rad Laboratories, Inc., Class A†	14	6,311
Bluebird Bio, Inc.†	1,200	5,220
Cara Therapeutics, Inc.†	426	1,789
Caribou Biosciences, Inc.†	638	2,743
CSL, Ltd.	36	7,165
CytomX Therapeutics, Inc.†	679	1,107
Deciphera Pharmaceuticals, Inc.†	500	7,105
Editas Medicine, Inc.†	330	2,693
Genmab A/S†	111	45,597
Gilead Sciences, Inc.	1,628	133,838
GlycoMimetics, Inc.†	4,542	6,359
Homology Medicines, Inc.†	1,845	1,753
Infinity Pharmaceuticals, Inc.†	4,968	894
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Inovio Pharmaceuticals, Inc.†	2,400	$ 1,854
Intercept Pharmaceuticals, Inc.†	284	4,919
iTeos Therapeutics, Inc.†	142	1,951
MacroGenics, Inc.†	1,300	8,957
Moderna, Inc.†	217	28,837
Mustang Bio, Inc.†	100	426
Nektar Therapeutics†	1,500	1,128
NextCure, Inc.†	1,277	1,928
PDL BioPharma, Inc.†(1)	3,800	1,606
PhenomeX, Inc.†	1,500	1,755
Precigen, Inc.†	1,205	1,458
Precision BioSciences, Inc.†	3,123	2,623
Prothena Corp. PLC†	65	3,420
Puma Biotechnology, Inc.†	851	2,281
RAPT Therapeutics, Inc.†	160	2,912
REGENXBIO, Inc.†	230	4,453
Rigel Pharmaceuticals, Inc.†	3,500	3,955
Sangamo Therapeutics, Inc.†	1,000	1,470
Savara, Inc.†	6,246	11,743
Sio Gene Therapies, Inc.†	2,122	870
Solid Biosciences, Inc.†	378	1,845
Surface Oncology, Inc.†	2,413	1,388
Sutro Biopharma, Inc.†	851	3,625
Synlogic, Inc.†	2,981	1,580
Theravance Biopharma, Inc.†	426	4,614
UNITY Biotechnology, Inc.†	567	1,213
Verastem, Inc.†	5,000	1,953
Vir Biotechnology, Inc.†	300	7,545
VYNE Therapeutics, Inc.†	144	757
Xencor, Inc.†	190	5,024
		578,581
Building Materials — 0.5%
Armstrong Flooring, Inc.†	1,358	13
Boise Cascade Co.	284	19,400
Builders FirstSource, Inc.†	83	7,866
Carrier Global Corp.	408	17,063
Cie de Saint-Gobain	830	48,038
Fortune Brands Innovations, Inc.	72	4,658
Geberit AG	40	22,780
HeidelbergCement AG	550	41,594
Holcim AG	691	45,522
JELD-WEN Holding, Inc.†	601	7,681
Masco Corp.	182	9,739
Masonite International Corp.†	355	32,450
Modine Manufacturing Co.†	1,135	23,733
Owens Corning	71	7,583
TOTO, Ltd.	800	27,464
Vulcan Materials Co.	684	119,782
		435,366
Chemicals — 1.5%
AdvanSix, Inc.	500	18,840
Air Products & Chemicals, Inc.	721	212,234
Albemarle Corp.	35	6,491
American Vanguard Corp.	426	8,201
BASF SE	712	36,763
Brenntag SE	379	30,844
CF Industries Holdings, Inc.	107	7,659
Dow, Inc.	383	20,835
Eastman Chemical Co.	66	5,562
Ecolab, Inc.	654	109,767
Ecovyst, Inc.†	1,100	12,485

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	61	$ 7,538
Huntsman Corp.	50	1,340
K+S AG	1,000	19,945
LyondellBasell Industries NV, Class A	184	17,408
Mitsubishi Gas Chemical Co., Inc.	1,700	24,710
Mosaic Co.	100	4,285
Nitto Denko Corp.	500	32,343
Nutrien, Ltd.	559	38,779
Olin Corp.	77	4,266
PPG Industries, Inc.	1,520	213,195
Rayonier Advanced Materials, Inc.†	1,635	8,894
Sherwin-Williams Co.	1,143	271,508
Shin-Etsu Chemical Co., Ltd.	2,500	71,554
Solvay SA, Class A	255	30,624
Tronox Holdings PLC	993	13,594
Yara International ASA	752	30,307
		1,259,971
Coal — 0.1%
SunCoke Energy, Inc.	3,300	25,674
Teck Resources, Ltd., Class B	600	27,949
		53,623
Commercial Services — 1.6%
2U, Inc.†	1,400	7,756
Alarm.com Holdings, Inc.†	213	10,158
American Public Education, Inc.†	700	3,990
AMN Healthcare Services, Inc.†	163	14,075
Arlo Technologies, Inc.†	1,900	12,236
Automatic Data Processing, Inc.	1,388	305,360
Avis Budget Group, Inc.†	12	2,120
Barrett Business Services, Inc.	171	14,297
Bureau Veritas SA	1,000	28,826
Chegg, Inc.†	600	10,788
CoreCivic, Inc.†	1,561	13,721
CRA International, Inc.	121	12,722
Cross Country Healthcare, Inc.†	600	13,188
FleetCor Technologies, Inc.†	40	8,557
GEO Group, Inc.†	1,565	11,784
Global Payments, Inc.	81	9,130
Graham Holdings Co., Class B	25	14,389
Heidrick & Struggles International, Inc.	366	9,190
Herc Holdings, Inc.	181	18,104
Insperity, Inc.	284	34,779
Kforce, Inc.	373	22,059
LiveRamp Holdings, Inc.†	483	11,635
New Oriental Education & Technology Group, Inc.†	326	14,862
PayPal Holdings, Inc.†	3,230	245,480
Perdoceo Education Corp.†	426	5,529
Recruit Holdings Co., Ltd.	900	25,372
Robert Half International, Inc.	33	2,409
S&P Global, Inc.	832	301,667
Service Corp. International	121	8,493
StoneCo, Ltd., Class A†	1,500	18,480
TravelSky Technology, Ltd.	16,284	32,552
TriNet Group, Inc.†	220	20,412
Triton International, Ltd.	355	29,348
TrueBlue, Inc.†	481	7,287
U-Haul Holding Co.	10	611
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
U-Haul Holding Co. (NES)	99	$ 5,356
United Rentals, Inc.	37	13,361
		1,320,083
Computers — 2.5%
Amdocs, Ltd.	750	68,437
Apple, Inc.	9,070	1,538,998
CACI International, Inc., Class A†	10	3,133
Check Point Software Technologies, Ltd.†	475	60,496
Cognizant Technology Solutions Corp., Class A	97	5,792
Dell Technologies, Inc., Class C	130	5,654
DXC Technology Co.†	129	3,077
ExlService Holdings, Inc.†	241	42,990
Grid Dynamics Holdings, Inc.†	602	6,544
Hewlett Packard Enterprise Co.	898	12,859
HP, Inc.	2,792	82,950
International Business Machines Corp.	1,022	129,191
Leidos Holdings, Inc.	77	7,181
Logitech International SA	800	47,253
NetApp, Inc.	109	6,855
NetScout Systems, Inc.†	301	8,190
Qualys, Inc.†	182	20,555
Stratasys, Ltd.†	553	7,941
Super Micro Computer, Inc.†	190	20,032
Tenable Holdings, Inc.†	246	9,099
Varonis Systems, Inc.†	541	12,530
		2,099,757
Cosmetics/Personal Care — 0.9%
Amorepacific Corp.	344	31,752
Edgewell Personal Care Co.	350	15,285
Estee Lauder Cos., Inc., Class A	800	197,376
Kao Corp.	700	28,328
L'Oreal SA	199	94,976
Procter & Gamble Co.	1,802	281,797
Unilever PLC	893	49,738
Unilever PLC	1,002	55,815
		755,067
Distribution/Wholesale — 1.1%
A-Mark Precious Metals, Inc.	350	12,530
Bunzl PLC	830	33,054
Ferguson PLC	276	38,893
Inchcape PLC	2,918	29,727
ITOCHU Corp.	1,900	63,136
LKQ Corp.	212	12,239
Marubeni Corp.	7,610	108,128
Mitsubishi Corp.	4,200	155,830
Mitsui & Co., Ltd.	2,500	78,273
MRC Global, Inc.†	1,686	16,421
Rush Enterprises, Inc., Class A	497	26,396
Titan Machinery, Inc.†	650	20,377
Veritiv Corp.	241	27,684
WW Grainger, Inc.	485	337,351
		960,039
Diversified Financial Services — 2.1%
American Express Co.	414	66,795
Ameriprise Financial, Inc.	61	18,612
BGC Partners, Inc., Class A	4,000	18,120
Bread Financial Holdings, Inc.	300	8,280
Capital One Financial Corp.	73	7,103

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
CI Financial Corp.	800	$ 7,877
CME Group, Inc.	696	129,296
Discover Financial Services	154	15,934
Enova International, Inc.†	650	28,548
IG Group Holdings PLC	8,695	80,341
Intercontinental Exchange, Inc.	890	96,948
International Money Express, Inc.†	722	18,613
Invesco, Ltd.	256	4,385
Jefferies Financial Group, Inc.	141	4,516
Julius Baer Group, Ltd.	1,070	76,669
Mr. Cooper Group, Inc.†	426	19,724
Navient Corp.	567	9,378
Radian Group, Inc.	1,419	34,439
SBI Holdings, Inc.	1,100	21,476
SEI Investments Co.	81	4,772
Synchrony Financial	247	7,289
T. Rowe Price Group, Inc.	122	13,704
Visa, Inc., Class A	4,539	1,056,362
Voya Financial, Inc.	81	6,195
		1,755,376
Electric — 1.0%
ALLETE, Inc.	326	20,336
Alliant Energy Corp.	131	7,223
Atco, Ltd., Class I	1,700	56,175
CenterPoint Energy, Inc.	188	5,728
Consolidated Edison, Inc.	600	59,082
Duke Energy Corp.	420	41,530
Edison International	192	14,131
Endesa SA	1,200	26,939
Engie SA	3,500	56,044
Evergy, Inc.	125	7,764
Eversource Energy	171	13,271
Exelon Corp.	676	28,689
Iberdrola SA	3,010	39,051
NextEra Energy, Inc.	2,589	198,395
OGE Energy Corp.	113	4,242
Otter Tail Corp.	213	15,325
Pinnacle West Capital Corp.	64	5,021
PNM Resources, Inc.	468	22,525
Portland General Electric Co.	709	35,890
PPL Corp.	415	11,919
Public Service Enterprise Group, Inc.	363	22,942
Red Electrica Corp. SA	3,077	56,016
Sempra Energy	581	90,340
Unitil Corp.	200	11,118
Vistra Corp.	232	5,536
		855,232
Electrical Components & Equipment — 0.2%
Brother Industries, Ltd.	900	14,119
Emerson Electric Co.	302	25,144
Encore Wire Corp.	120	18,760
Legrand SA	500	47,305
Nexans SA	375	32,250
Schneider Electric SE	274	47,870
		185,448
Electronics — 0.6%
Applied Optoelectronics, Inc.†	3,163	6,136
Arrow Electronics, Inc.†	50	5,722
Atkore, Inc.†	100	12,633
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Avnet, Inc.	200	$ 8,252
GoPro, Inc., Class A†	782	3,347
Hirose Electric Co., Ltd.	200	27,001
Honeywell International, Inc.	1,597	319,144
Hoya Corp.	500	52,669
Jabil, Inc.	101	7,893
Sanmina Corp.†	241	12,595
Sensata Technologies Holding PLC	936	40,669
TD SYNNEX Corp.	53	4,719
TDK Corp.	900	31,009
TTM Technologies, Inc.†	481	5,681
Vishay Intertechnology, Inc.	241	5,131
		542,601
Energy-Alternate Sources — 0.0%
Cleanspark, Inc.†	3,000	11,730
SunPower Corp.†	481	6,359
		18,089
Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,492	51,374
Aena SME SA*	200	33,774
Dycom Industries, Inc.†	181	16,764
EMCOR Group, Inc.	181	30,951
Exponent, Inc.	121	11,138
Granite Construction, Inc.	350	13,346
Taisei Corp.	900	30,595
TopBuild Corp.†	10	2,255
		190,197
Entertainment — 0.1%
International Game Technology PLC	738	20,767
La Francaise des Jeux SAEM*	483	20,658
Penn Entertainment, Inc.†	121	3,605
Sankyo Co., Ltd.	1,000	44,009
SeaWorld Entertainment, Inc.†	230	12,342
		101,381
Environmental Control — 0.4%
Pentair PLC	93	5,401
Waste Management, Inc.	1,749	290,422
		295,823
Food — 1.8%
Cal-Maine Foods, Inc.	200	9,500
Carrefour SA	1,700	35,372
Conagra Brands, Inc.	268	10,173
Empire Co., Ltd., Class A	3,000	80,555
Flowers Foods, Inc.	2,389	65,721
George Weston, Ltd.	700	93,991
Hershey Co.	250	68,265
Ingredion, Inc.	37	3,928
J.M. Smucker Co.	421	65,007
Jeronimo Martins SGPS SA	1,502	37,946
John B. Sanfilippo & Son, Inc.	121	12,578
Kellogg Co.	900	62,793
Kesko Oyj, Class B	2,105	43,878
Koninklijke Ahold Delhaize NV	3,409	117,398
Kraft Heinz Co.	690	27,096
Kroger Co.	1,860	90,452
Loblaw Cos., Ltd.	1,100	103,460
Marks & Spencer Group PLC†	10,368	21,440

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Mondelez International, Inc., Class A	2,073	$ 159,041
Nestle SA	1,245	159,623
Nissin Foods Holdings Co., Ltd.	400	38,575
Saputo, Inc.	800	20,714
Simply Good Foods Co.†	426	15,494
Sprouts Farmers Market, Inc.†	530	18,370
Tesco PLC	10,000	35,367
Toyo Suisan Kaisha, Ltd.	900	40,178
Yakult Honsha Co., Ltd.	500	37,658
		1,474,573
Food Service — 0.1%
Compass Group PLC	2,203	58,070
Forest Products & Paper — 0.1%
International Paper Co.	1,523	50,427
Sylvamo Corp.	350	16,037
		66,464
Gas — 0.4%
AltaGas, Ltd.	1,100	19,242
Canadian Utilities, Ltd., Class A	1,100	31,802
Centrica PLC	40,000	57,585
Enagas SA	2,450	49,076
National Fuel Gas Co.	40	2,236
Northwest Natural Holding Co.	241	11,317
Snam SpA	18,900	104,884
Tokyo Gas Co., Ltd.	2,400	49,283
UGI Corp.	118	3,998
		329,423
Hand/Machine Tools — 0.1%
Amada Co., Ltd.	3,600	33,638
Regal Rexnord Corp.	12	1,562
Snap-on, Inc.	30	7,782
		42,982
Healthcare-Products — 2.1%
Adaptive Biotechnologies Corp.†	700	4,998
Alcon, Inc.	3,262	236,430
Alpha Pro Tech, Ltd.†	567	2,285
Avanos Medical, Inc.†	426	12,584
Electromed, Inc.†	481	5,267
Haemonetics Corp.†	100	8,371
Hologic, Inc.†	124	10,665
InfuSystem Holdings, Inc.†	361	3,383
Inmode, Ltd.†	850	31,671
Intuitive Surgical, Inc.†	852	256,639
iRadimed Corp.	142	5,911
Lantheus Holdings, Inc.†	120	10,254
Masimo Corp.†	71	13,429
QIAGEN NV†	600	26,797
Quanterix Corp.†	300	3,792
QuidelOrtho Corp.†	142	12,773
Semler Scientific, Inc.†	200	5,616
Shockwave Medical, Inc.†	156	45,265
Stryker Corp.	1,343	402,430
T2 Biosystems, Inc.†	120	40
Terumo Corp.	1,300	38,901
Thermo Fisher Scientific, Inc.	1,025	568,772
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Varex Imaging Corp.†	421	$ 7,469
Zynex, Inc.†	1,277	14,609
		1,728,351
Healthcare-Services — 1.5%
Addus HomeCare Corp.†	156	12,751
DaVita, Inc.†	28	2,530
Elevance Health, Inc.	171	80,139
Ensign Group, Inc.	360	34,952
Fulgent Genetics, Inc.†	121	3,578
HCA Healthcare, Inc.	232	66,661
Joint Corp.†	254	4,011
Laboratory Corp. of America Holdings	61	13,829
ModivCare, Inc.†	121	7,696
Molina Healthcare, Inc.†	18	5,362
Quest Diagnostics, Inc.	91	12,632
Sonic Healthcare, Ltd.	1,271	29,898
Tenet Healthcare Corp.†	387	28,375
UnitedHealth Group, Inc.	1,941	955,147
Universal Health Services, Inc., Class B	61	9,171
		1,266,732
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	700	33,884
Swire Pacific, Ltd., Class A	4,000	31,747
		65,631
Home Builders — 0.2%
Beazer Homes USA, Inc.†	1,561	33,265
D.R. Horton, Inc.	252	27,675
Lennar Corp., Class A	182	20,531
M/I Homes, Inc.†	284	19,210
MDC Holdings, Inc.	241	9,874
Meritage Homes Corp.	284	36,366
NVR, Inc.†	2	11,680
PulteGroup, Inc.	182	12,221
Toll Brothers, Inc.	34	2,173
Vistry Group PLC	2,165	21,326
Winnebago Industries, Inc.	200	11,628
		205,949
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	426	11,898
Howden Joinery Group PLC	4,079	35,129
Lite-On Technology Corp.†	27,000	64,749
Sony Group Corp.	300	28,500
		140,276
Insurance — 3.2%
Admiral Group PLC	2,186	63,495
Aflac, Inc.	373	26,054
Ageas SA/NV	780	34,727
AIA Group, Ltd.	7,635	83,307
Allianz SE	319	80,025
Allstate Corp.	705	81,611
Ambac Financial Group, Inc.†	970	15,471
American Financial Group, Inc.	40	4,909
Arch Capital Group, Ltd.†	212	15,915
Aviva PLC	7,000	37,243
AXA SA	1,350	44,073
Berkshire Hathaway, Inc., Class B†	1,447	475,412
Chubb, Ltd.	242	48,778
Cincinnati Financial Corp.	86	9,154

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Dai-ichi Life Holdings, Inc.	1,800	$ 33,415
Direct Line Insurance Group PLC	24,094	52,160
Equitable Holdings, Inc.	232	6,030
Essent Group, Ltd.	300	12,741
Everest Re Group, Ltd.	22	8,316
Fidelity National Financial, Inc.	153	5,430
First American Financial Corp.	58	3,341
Genworth Financial, Inc., Class A†	4,400	25,564
Globe Life, Inc.	42	4,558
Greenlight Capital Re, Ltd., Class A†	843	8,245
Hartford Financial Services Group, Inc.	1,363	96,759
Jackson Financial, Inc., Class A	600	21,606
Japan Post Insurance Co., Ltd.	1,600	25,973
Loews Corp.	141	8,117
M&G PLC	8,919	23,042
Manulife Financial Corp.	1,100	21,718
Markel Corp.†	6	8,211
Marsh & McLennan Cos., Inc.	1,208	217,669
MetLife, Inc.	484	29,684
MGIC Investment Corp.	1,703	25,324
MS&AD Insurance Group Holdings, Inc.	1,700	55,839
Muenchener Rueckversicherungs-Gesellschaft AG	200	75,097
NMI Holdings, Inc., Class A†	603	14,110
NN Group NV	937	35,033
Old Republic International Corp.	171	4,321
Principal Financial Group, Inc.	141	10,531
ProAssurance Corp.	426	7,651
Progressive Corp.	1,257	171,455
Prudential Financial, Inc.	212	18,444
Reinsurance Group of America, Inc.	36	5,124
RenaissanceRe Holdings, Ltd.	30	6,462
RLI Corp.	100	13,905
Safety Insurance Group, Inc.	158	11,548
Samsung Fire & Marine Insurance Co., Ltd.	431	72,628
SCOR SE	998	25,814
Stewart Information Services Corp.	241	10,038
Swiss Re AG	768	77,190
T&D Holdings, Inc.	2,500	30,604
Travelers Cos., Inc.	2,076	376,047
Unum Group	112	4,726
W.R. Berkley Corp.	149	8,779
		2,693,423
Internet — 3.7%
Alphabet, Inc., Class A†	2,279	244,628
Alphabet, Inc., Class C†	2,099	227,154
Amazon.com, Inc.†	9,820	1,035,519
ANGI, Inc.†	1,916	4,407
Auto Trader Group PLC*	3,045	24,372
Cargurus, Inc.†	500	8,220
Couchbase, Inc.†	1,000	15,360
Kakaku.com, Inc.	700	9,646
Meituan, Class B*†	100	1,707
Meta Platforms, Inc., Class A†	2,007	482,322
Netflix, Inc.†	1,132	373,481
Palo Alto Networks, Inc.†	1,521	277,522
Perion Network, Ltd.†	722	25,292
Rightmove PLC	6,500	47,048
Sea, Ltd. ADR†	1,244	94,755
Tencent Holdings, Ltd.	1,005	44,458
Security Description	Shares or Principal Amount	Value

Internet (continued)
TrueCar, Inc.†	3,265	$ 8,391
Uber Technologies, Inc.†	5,307	164,782
Wix.com, Ltd.†	310	27,041
Yelp, Inc.†	700	20,944
ZOZO, Inc.	700	14,709
		3,151,758
Investment Companies — 0.0%
Cannae Holdings, Inc.†	600	10,944
Iron/Steel — 0.4%
ArcelorMittal SA (NYSE)	4,290	122,136
ArcelorMittal SA (XAMS)	2,560	72,645
BlueScope Steel, Ltd.	1,603	21,170
Cleveland-Cliffs, Inc.†	159	2,446
Evraz PLC†(1)	3,725	64
Nippon Steel Corp.	1,800	38,430
Nucor Corp.	202	29,933
Reliance Steel & Aluminum Co.	40	9,912
Steel Dynamics, Inc.	141	14,657
United States Steel Corp.	132	3,020
		314,413
Leisure Time — 0.0%
Brunswick Corp.	50	4,240
Harley-Davidson, Inc.	83	3,079
Polaris, Inc.	31	3,368
		10,687
Lodging — 0.1%
Boyd Gaming Corp.	58	4,025
Galaxy Entertainment Group, Ltd.†	5,851	41,596
InterContinental Hotels Group PLC	557	38,275
Marcus Corp.	750	13,140
Playa Hotels & Resorts NV†	1,700	15,827
		112,863
Machinery-Construction & Mining — 0.3%
Argan, Inc.	500	20,115
Caterpillar, Inc.	450	98,460
Hitachi, Ltd.	818	45,389
Manitowoc Co., Inc.†	963	14,724
Metso Outotec Oyj	3,500	38,708
Oshkosh Corp.	40	3,061
Terex Corp.	461	20,556
		241,013
Machinery-Diversified — 0.3%
AGCO Corp.	42	5,205
ANDRITZ AG	552	35,851
CNH Industrial NV (NYSE)	3,698	52,142
CNH Industrial NV (XMIL)	2,500	35,173
Deere & Co.	91	34,400
Dover Corp.	69	10,085
GEA Group AG	1,835	86,000
Georg Fischer AG	340	24,736
Middleby Corp.†	17	2,395
		285,987
Media — 0.6%
Comcast Corp., Class A	6,475	267,871
Fox Corp., Class A	232	7,716
Gannett Co, Inc.†	1,565	2,974
Nexstar Media Group, Inc.	21	3,642

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	3,000	$ 33,342
Vivendi SE	3,000	32,982
Walt Disney Co.†	891	91,328
Wolters Kluwer NV	468	62,020
		501,875
Metal Fabricate/Hardware — 0.0%
Olympic Steel, Inc.	220	10,245
Tenaris SA	2,172	31,201
		41,446
Mining — 0.5%
Anglo American PLC	1,686	51,779
BHP Group, Ltd.	1,339	39,618
Glencore PLC	19,629	115,823
Kaiser Aluminum Corp.	155	10,186
Newcrest Mining, Ltd.	1,800	34,464
Newmont Corp.	245	11,613
Rio Tinto PLC	700	44,449
Rio Tinto, Ltd.	1,083	80,908
South32, Ltd.	15,000	42,497
		431,337
Miscellaneous Manufacturing — 0.7%
3M Co.	421	44,719
Carlisle Cos., Inc.	29	6,260
Eaton Corp. PLC	2,313	386,548
Parker-Hannifin Corp.	73	23,716
Siemens AG	455	74,648
Teledyne Technologies, Inc.†	154	63,817
Textron, Inc.	151	10,108
		609,816
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	21,389
Oil & Gas — 3.0%
APA Corp.	182	6,707
BP PLC	12,264	82,480
Chevron Corp.	2,569	433,082
ConocoPhillips	702	72,229
Coterra Energy, Inc.	2,000	51,200
Devon Energy Corp.	368	19,662
Diamondback Energy, Inc.	169	24,032
Eni SpA	4,753	72,026
EOG Resources, Inc.	403	48,146
EQT Corp.	2,012	70,098
Equinor ASA	1,337	38,424
Exxon Mobil Corp.	4,939	584,481
Helmerich & Payne, Inc.	400	13,264
Imperial Oil, Ltd.	800	40,778
Inpex Corp.	8,410	92,767
Marathon Oil Corp.	393	9,495
Marathon Petroleum Corp.	137	16,714
Murphy Oil Corp.	900	33,039
Nabors Industries, Ltd.†	80	7,979
Noble Corp. PLC†	560	21,532
Noble Corp. PLC†	9	338
Occidental Petroleum Corp.	511	31,442
OMV AG	652	30,848
Ovintiv, Inc.	250	9,020
Patterson-UTI Energy, Inc.	1,100	12,309
PBF Energy, Inc., Class A	475	16,559
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
PDC Energy, Inc.	231	$ 15,027
PetroChina Co., Ltd.	86,000	59,713
Pioneer Natural Resources Co.	962	209,283
Range Resources Corp.	132	3,491
Ranger Oil Corp., Class A	400	16,480
Repsol SA	1,588	23,326
SandRidge Energy, Inc.†	1,565	22,176
Shell PLC	4,629	142,410
Shell PLC (XAMS)	600	18,549
SM Energy Co.	851	23,896
TotalEnergies SE	1,953	124,501
Valero Energy Corp.	222	25,457
Woodside Energy Group, Ltd.	1,973	44,751
		2,567,711
Oil & Gas Services — 0.1%
Halliburton Co.	279	9,137
NOV, Inc.	121	2,027
NOW, Inc.†	2,555	27,262
RPC, Inc.	1,600	11,824
		50,250
Packaging & Containers — 0.2%
Amcor PLC	1,089	11,946
Ball Corp.	1,623	86,311
Berry Global Group, Inc.	69	3,989
Clearwater Paper Corp.†	426	15,379
Crown Holdings, Inc.	91	7,806
Graphic Packaging Holding Co.	172	4,241
O-I Glass, Inc.†	700	15,729
Packaging Corp. of America	61	8,251
Sonoco Products Co.	53	3,213
		156,865
Pharmaceuticals — 5.8%
AbbVie, Inc.	1,955	295,440
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	219
Agios Pharmaceuticals, Inc.†	320	7,318
Akebia Therapeutics, Inc.†	2,300	2,090
Alector, Inc.†	339	2,237
Alkermes PLC†	567	16,188
AmerisourceBergen Corp.	571	95,271
Amphastar Pharmaceuticals, Inc.†	362	12,949
Anika Therapeutics, Inc.†	220	5,645
Assertio Holdings, Inc.†	1,703	9,384
Astellas Pharma, Inc.	3,400	51,278
AstraZeneca PLC	863	126,989
Bayer AG	754	49,657
Bayer AG ADR	2,420	39,543
Becton Dickinson & Co.	695	183,695
Beyondspring, Inc.†	330	320
Bristol-Myers Squibb Co.	2,257	150,700
Cardinal Health, Inc.	1,047	85,959
CASI Pharmaceuticals Holdings, Inc.†	1,200	3,372
Chimerix, Inc.†	1,205	1,398
Chugai Pharmaceutical Co., Ltd.	1,400	36,137
Cigna Group	182	46,099
Corcept Therapeutics, Inc.†	350	7,885
CVS Health Corp.	1,502	110,112
Cyclerion Therapeutics, Inc.†	3,133	865
Dexcom, Inc.†	1,865	226,299
Eagle Pharmaceuticals, Inc.†	180	5,054

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	922	$ 364,983
Enanta Pharmaceuticals, Inc.†	150	5,332
Euroapi SA†	11	132
Gritstone Bio, Inc.†	843	2,006
GSK PLC	3,500	63,404
Henry Schein, Inc.†	71	5,737
Heron Therapeutics, Inc.†	1,100	2,629
Hikma Pharmaceuticals PLC	990	22,929
Ipsen SA	239	28,993
Ironwood Pharmaceuticals, Inc.†	600	6,246
Johnson & Johnson	2,561	419,236
McKesson Corp.	111	40,431
Merck & Co., Inc.	5,433	627,348
Nature's Sunshine Products, Inc.†	481	5,272
Nippon Shinyaku Co., Ltd.	500	22,865
Novartis AG	1,481	151,581
Novo Nordisk A/S, Class B	2,040	340,309
Ono Pharmaceutical Co., Ltd.	1,600	32,380
Otsuka Holdings Co., Ltd.	1,000	34,241
Owens & Minor, Inc.†	446	6,931
PetIQ, Inc.†	900	10,611
Pfizer, Inc.	8,131	316,215
Protagonist Therapeutics, Inc.†	700	15,820
Roche Holding AG	731	229,123
Sanofi	1,904	209,859
Shionogi & Co., Ltd.	700	31,359
SIGA Technologies, Inc.	600	3,498
Spectrum Pharmaceuticals, Inc.†	2,839	2,768
Syros Pharmaceuticals, Inc.†	227	722
uniQure NV†	171	3,319
USANA Health Sciences, Inc.†	121	8,031
Vanda Pharmaceuticals, Inc.†	900	5,526
Vaxcyte, Inc.†	50	2,141
Voyager Therapeutics, Inc.†	638	4,625
Zoetis, Inc.	1,581	277,908
		4,876,613
Pipelines — 0.2%
Golar LNG, Ltd.†	993	22,541
Kinder Morgan, Inc.	5,460	93,639
ONEOK, Inc.	222	14,521
		130,701
Private Equity — 0.0%
3i Group PLC	1,557	34,679
Real Estate — 0.3%
CBRE Group, Inc., Class A†	178	13,646
CK Asset Holdings, Ltd.	5,500	32,521
Daito Trust Construction Co., Ltd.	1,231	116,485
Mitsui Fudosan Co., Ltd.	1,000	19,866
RE/MAX Holdings, Inc., Class A	520	10,041
Sun Hung Kai Properties, Ltd.	3,000	41,790
		234,349
REITS — 0.8%
American Tower Corp.	897	183,338
Apartment Investment & Management Co., Class A	1,000	7,830
Apple Hospitality REIT, Inc.	1,419	21,129
CareTrust REIT, Inc.	851	16,586
Chatham Lodging Trust	1,000	10,240
Security Description	Shares or Principal Amount	Value

REITS (continued)
Dexus	3,679	$ 19,007
DiamondRock Hospitality Co.	2,500	20,275
Equinix, Inc.	268	194,054
Hersha Hospitality Trust, Class A	2,800	17,640
Innovative Industrial Properties, Inc.	114	7,815
Klepierre SA	1,114	28,254
Ladder Capital Corp.	1,200	11,220
National Health Investors, Inc.	300	14,931
Park Hotels & Resorts, Inc.	502	6,049
Pebblebrook Hotel Trust	800	11,384
Piedmont Office Realty Trust, Inc., Class A	993	6,464
Redwood Trust, Inc.	1,419	8,911
RLJ Lodging Trust	963	9,726
Ryman Hospitality Properties, Inc.	100	8,966
Service Properties Trust	1,500	13,155
Stockland	10,484	30,943
		647,917
Retail — 2.6%
Academy Sports & Outdoors, Inc.	601	38,176
Arcos Dorados Holdings, Inc.	1,800	14,292
AutoNation, Inc.†	50	6,585
B&M European Value Retail SA	7,215	43,585
Bath & Body Works, Inc.	124	4,352
Best Buy Co., Inc.	125	9,315
Bloomin' Brands, Inc.	1,200	29,724
BlueLinx Holdings, Inc.†	310	21,719
Cheesecake Factory, Inc.	383	12,903
Cie Financiere Richemont SA	660	109,060
Cracker Barrel Old Country Store, Inc.	66	7,007
Dick's Sporting Goods, Inc.	181	26,247
Dollar General Corp.	290	64,223
Dollarama, Inc.	400	24,776
Fiesta Restaurant Group, Inc.†	426	3,421
Genesco, Inc.†	213	7,383
Hibbett, Inc.	326	17,712
Home Depot, Inc.	1,008	302,944
Industria de Diseno Textil SA	3,320	114,194
Jardine Cycle & Carriage, Ltd.	3,700	94,293
JD Sports Fashion PLC	5,395	10,952
Lawson, Inc.	800	36,345
Lowe's Cos., Inc.	504	104,746
Macy's, Inc.	638	10,425
McDonald's Corp.	322	95,231
Movado Group, Inc.	360	9,223
Murphy USA, Inc.	7	1,927
Next PLC	351	29,756
Pandora A/S	530	49,196
Patrick Industries, Inc.	200	13,726
Penske Automotive Group, Inc.	50	6,929
Red Robin Gourmet Burgers, Inc.†	100	1,307
Signet Jewelers, Ltd.	270	19,867
Swatch Group AG (TRQX)	414	26,106
Swatch Group AG (XEGT)	99	33,807
TJX Cos., Inc.	4,193	330,492
TravelCenters of America, Inc.†	200	17,226
Walgreens Boots Alliance, Inc.	1,911	67,363
Walmart, Inc.	2,076	313,414
Williams-Sonoma, Inc.	37	4,478
Yamada Holdings Co., Ltd.	6,000	20,889
		2,155,316

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	601	$ 12,783
First Financial Northwest, Inc.	938	11,397
Flushing Financial Corp.	601	7,230
HomeTrust Bancshares, Inc.	341	7,117
New York Community Bancorp, Inc.	1,606	17,168
Washington Federal, Inc.	450	12,618
		68,313
Semiconductors — 2.6%
Alpha & Omega Semiconductor, Ltd.†	361	8,621
Amkor Technology, Inc.	1,060	23,712
Applied Materials, Inc.	475	53,689
ASML Holding NV (NASDAQ)	582	370,653
ASML Holding NV (XAMS)	320	203,749
Axcelis Technologies, Inc.†	200	23,660
Broadcom, Inc.	145	90,843
Infineon Technologies AG	707	25,670
Intel Corp.	3,217	99,920
KLA Corp.	72	27,831
Kulicke & Soffa Industries, Inc.	362	17,253
Lam Research Corp.	77	40,354
Micron Technology, Inc.	614	39,517
NVIDIA Corp.	2,831	785,574
ON Semiconductor Corp.†	133	9,571
Photronics, Inc.†	1,205	17,424
QUALCOMM, Inc.	631	73,701
Samsung Electronics Co., Ltd.	1,974	97,256
Skyworks Solutions, Inc.	90	9,531
STMicroelectronics NV	900	38,557
Texas Instruments, Inc.	441	73,735
Tokyo Electron, Ltd.	300	34,261
United Microelectronics Corp.†	10,000	16,040
		2,181,122
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	22	4,437
Software — 4.6%
8x8, Inc.†	2,300	6,601
Activision Blizzard, Inc.	743	57,739
Adobe, Inc.†	971	366,611
Alignment Healthcare, Inc.†	1,000	6,290
Asana, Inc., Class A†	121	1,958
Atlassian Corp., Class A†	811	119,752
Box, Inc., Class A†	650	17,199
CommVault Systems, Inc.†	312	18,180
Concentrix Corp.	29	2,799
DigitalOcean Holdings, Inc.†	500	15,770
Domo, Inc., Class B†	121	1,921
eGain Corp.†	963	7,068
Fiserv, Inc.†	282	34,438
Matterport, Inc.†	2,800	6,524
Microsoft Corp.	7,050	2,166,183
NextGen Healthcare, Inc.†	709	11,869
Open Text Corp.	900	34,084
Open Text Corp. (NASDAQ)	1,350	51,151
Oracle Corp.	1,837	174,001
Sage Group PLC	4,797	49,451
Salesforce, Inc.†	1,388	275,338
SAP SE	692	93,739
Skillz, Inc.†	11,200	6,974
Splunk, Inc.†	1,598	137,811
Security Description	Shares or Principal Amount	Value

Software (continued)
Unity Software, Inc.†	1,144	$ 30,854
Veradigm, Inc.†	500	6,245
Workday, Inc., Class A†	851	158,405
Yext, Inc.†	1,800	15,804
Zuora, Inc., Class A†	722	5,624
		3,880,383
Telecommunications — 1.9%
A10 Networks, Inc.	1,565	22,129
ADTRAN Holdings, Inc.	1,000	9,120
Arista Networks, Inc.†	517	82,803
AT&T, Inc.	7,575	133,850
BCE, Inc.	500	24,032
Bezeq The Israeli Telecommunication Corp., Ltd.	25,000	34,020
Cisco Systems, Inc.	3,918	185,125
Corning, Inc.	2,126	70,626
EchoStar Corp., Class A†	532	9,081
Eutelsat Communications SA	5,223	34,712
Extreme Networks, Inc.†	1,334	23,718
Frontier Communications Parent, Inc.†	138	3,111
Inseego Corp.†	4,000	2,408
Iridium Communications, Inc.	489	31,037
KDDI Corp.	1,800	56,210
Koninklijke KPN NV	13,000	47,392
NETGEAR, Inc.†	600	8,478
Nippon Telegraph & Telephone Corp.	1,900	57,945
Nokia Oyj	10,440	44,142
Orange SA	8,300	108,028
SoftBank Corp.	4,900	55,190
Telefonaktiebolaget LM Ericsson, Class B	15,982	88,264
Telefonica SA	13,000	59,178
Telephone & Data Systems, Inc.	601	6,010
T-Mobile US, Inc.†	1,219	175,414
United States Cellular Corp.†	114	2,421
Verizon Communications, Inc.	4,500	174,735
Vodafone Group PLC	16,442	19,766
		1,568,945
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	700	15,680
Transportation — 1.4%
AP Moller-Maersk A/S, Series B	13	23,448
ArcBest Corp.	241	22,750
Aurizon Holdings, Ltd.	19,753	44,799
C.H. Robinson Worldwide, Inc.	67	6,758
Canadian Pacific Kansas City, Ltd.	1,372	108,168
Covenant Logistics Group, Inc.	709	27,928
CSX Corp.	626	19,181
Deutsche Post AG	901	43,243
DHT Holdings, Inc.	1,600	15,184
DSV A/S	225	42,318
Expeditors International of Washington, Inc.	90	10,246
FedEx Corp.	142	32,345
Kamigumi Co., Ltd.	1,400	30,682
Knight-Swift Transportation Holdings, Inc.	88	4,956
Kuehne & Nagel International AG	172	50,921
Landstar System, Inc.	19	3,345
Scorpio Tankers, Inc.	240	12,540
Teekay Tankers, Ltd., Class A†	450	18,220

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
TFI International, Inc.	200	$ 21,555
Union Pacific Corp.	241	47,164
United Parcel Service, Inc., Class B	3,238	582,225
Werner Enterprises, Inc.	542	24,482
		1,192,458
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	121	3,200
Water — 0.0%
Consolidated Water Co., Ltd.	1,135	19,182
Total Common Stocks (cost $46,397,957)		52,200,522
CORPORATE BONDS & NOTES — 12.1%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 335,000	324,917
Banks — 1.9%
Bank of America Corp.
3.50%, 04/19/2026	365,000	354,706
Citigroup, Inc.
3.20%, 10/21/2026	255,000	242,141
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	320,000	298,004
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	242,532
US Bancorp
1.38%, 07/22/2030	275,000	215,037
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	235,271
		1,587,691
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	340,000	327,813
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	360,000	344,424
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	235,554
Computers — 0.4%
Apple, Inc.
3.75%, 11/13/2047	350,000	306,468
Diversified Financial Services — 1.2%
American Express Co.
4.42%, 08/03/2033	250,000	240,320
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	319,566
Mastercard, Inc.
3.30%, 03/26/2027	245,000	237,423
Visa, Inc.
4.30%, 12/14/2045	245,000	237,791
		1,035,100
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	235,000	222,434
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.70%, 08/15/2049	$ 265,000	$ 217,928
		440,362
Insurance — 0.5%
MetLife, Inc.
3.60%, 04/10/2024	220,000	216,468
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	235,015
		451,483
Media — 0.8%
Comcast Corp.
3.70%, 04/15/2024	220,000	217,296
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	440,000	425,982
		643,278
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	218,622
Exxon Mobil Corp.
3.57%, 03/06/2045	245,000	204,657
		423,279
Pharmaceuticals — 0.8%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	222,833
Cigna Group
1.25%, 03/15/2026	240,000	218,971
CVS Health Corp.
4.78%, 03/25/2038	220,000	210,077
		651,881
Pipelines — 0.6%
Enterprise Products Operating LLC
3.75%, 02/15/2025	325,000	320,860
MPLX LP
2.65%, 08/15/2030	265,000	226,419
		547,279
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	213,985
Lowe's Cos, Inc.
3.75%, 04/01/2032	230,000	213,393
McDonald's Corp.
3.38%, 05/26/2025	220,000	215,239
TJX Cos., Inc.
2.25%, 09/15/2026	225,000	212,181
		854,798
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	230,139
NVIDIA Corp.
3.20%, 09/16/2026	325,000	316,868
		547,007
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	340,000	324,620

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.6%
AT&T, Inc.
5.35%, 09/01/2040	$ 240,000	$ 237,287
Verizon Communications, Inc.
2.88%, 11/20/2050	365,000	242,115
		479,402
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	238,750
CSX Corp.
3.80%, 03/01/2028	210,000	206,040
FedEx Corp.
4.75%, 11/15/2045	275,000	248,724
		693,514
Total Corporate Bonds & Notes (cost $11,435,666)		10,218,870
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.6%
U.S. Government — 14.6%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	492,507
1.25%, 05/15/2050	1,265,000	737,406
2.75%, 11/15/2047	855,000	712,288
3.00%, 08/15/2048	950,000	830,545
3.38%, 05/15/2044	755,000	705,483
United States Treasury Notes
1.13%, 02/15/2031	990,000	840,920
1.63%, 08/15/2029	750,000	672,715
2.00%, 11/15/2026	1,645,000	1,555,103
2.13%, 02/29/2024	600,000	586,313
2.25%, 01/31/2024 to 02/15/2027	1,575,000	1,508,749
2.63%, 02/15/2029	440,000	419,289
2.88%, 08/15/2028 to 05/15/2032	705,000	679,011
3.00%, 07/31/2024	965,000	946,567
3.25%, 06/30/2027	770,000	759,864
4.13%, 11/15/2032	355,000	374,691
4.25%, 10/15/2025	210,000	211,739
United States Treasury Notes TIPS
1.13%, 01/15/2033	247,391	244,985
Total U.S. Government & Agency Obligations (cost $13,443,540)		12,278,175
UNAFFILIATED INVESTMENT COMPANIES — 5.1%
iShares Core S&P 500 ETF	5,738	2,396,533
iShares MSCI USA Quality Factor ETF	2,340	295,284
iShares MSCI USA Momentum Factor ETF	2,064	293,852
Security Description	Shares or Principal Amount	Value

iShares Russell 1000 Value ETF	594	$ 91,850
iShares Core High Dividend ETF	2,826	290,400
Vanguard Value ETF	4,462	627,179
CION Investment Corp.	1,200	11,376
Invesco S&P 500 Low Volatility ETF	4,649	297,257
Total Unaffiliated Investment Companies (cost $4,179,862)		4,303,731
Total Long-Term Investment Securities (cost $75,457,025)		79,001,298
SHORT-TERM INVESTMENTS — 5.9%
Unaffiliated Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(2)	3,652,916	3,652,916
U.S. Government — 1.5%
United States Treasury Bills
4.69%, 06/08/2023	$1,300,000	1,293,456
Total Short-Term Investments (cost $4,946,480)		4,946,372
TOTAL INVESTMENTS (cost $80,403,505)	99.7%	83,947,670
Other assets less liabilities	0.3	238,927
NET ASSETS	100.0%	$84,186,597
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $128,488 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2023.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
TIPS—Treasury Inflation Protected Securities
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
XMIL—Euronext Milan Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
18	Long	U.S. Treasury 10 Year Notes	June 2023	$2,020,219	$2,073,656	$53,437

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
16	Short	S&P 500 E-Mini Index	June 2023	$3,193,864	$3,350,800	$(156,936)
Net Unrealized Appreciation (Depreciation)						$(103,499)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$20,595	$64,567	$—	$85,162
Aerospace/Defense	793,932	235,458	—	1,029,390
Agriculture	268,394	115,783	—	384,177
Airlines	—	126,971	—	126,971
Apparel	299,723	285,276	—	584,999
Auto Manufacturers	324,725	482,647	—	807,372
Auto Parts & Equipment	197,724	93,232	—	290,956
Banks	1,632,678	1,266,896	—	2,899,574
Beverages	754,149	237,615	—	991,764
Biotechnology	524,213	52,762	1,606	578,581
Building Materials	249,968	185,398	—	435,366
Chemicals	982,881	277,090	—	1,259,971
Commercial Services	1,233,333	86,750	—	1,320,083
Computers	2,052,504	47,253	—	2,099,757
Cosmetics/Personal Care	494,458	260,609	—	755,067
Distribution/Wholesale	452,998	507,041	—	960,039
Diversified Financial Services	1,576,890	178,486	—	1,755,376
Electric	677,182	178,050	—	855,232
Electrical Components & Equipment	43,904	141,544	—	185,448
Electronics	431,922	110,679	—	542,601
Engineering & Construction	74,454	115,743	—	190,197
Entertainment	36,714	64,667	—	101,381
Food	907,138	567,435	—	1,474,573
Food Service	—	58,070	—	58,070
Gas	68,595	260,828	—	329,423
Hand/Machine Tools	9,344	33,638	—	42,982
Healthcare-Products	1,662,653	65,698	—	1,728,351
Healthcare-Services	1,236,834	29,898	—	1,266,732
Holding Companies-Diversified	—	65,631	—	65,631
Home Builders	184,623	21,326	—	205,949
Home Furnishings	11,898	128,378	—	140,276
Insurance	1,843,758	849,665	—	2,693,423
Internet	3,009,818	141,940	—	3,151,758
Iron/Steel	182,104	132,245	64	314,413
Lodging	32,992	79,871	—	112,863
Machinery-Construction & Mining	156,916	84,097	—	241,013
Machinery-Diversified	104,227	181,760	—	285,987
Media	373,531	128,344	—	501,875
Metal Fabricate/Hardware	10,245	31,201	—	41,446
Mining	21,799	409,538	—	431,337
Miscellaneous Manufacturing	535,168	74,648	—	609,816
Office/Business Equipment	—	21,389	—	21,389
Oil & Gas	1,837,578	730,133	—	2,567,711
Pharmaceuticals	3,445,377	1,431,236	0	4,876,613
Private Equity	—	34,679	—	34,679
Real Estate	23,687	210,662	—	234,349
REITS	569,713	78,204	—	647,917
Retail	1,587,133	568,183	—	2,155,316

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Semiconductors	$1,765,589	$415,533	$—	$2,181,122
Software	3,737,193	143,190	—	3,880,383
Telecommunications	964,098	604,847	—	1,568,945
Transportation	957,047	235,411	—	1,192,458
Other Industries	904,258	—	—	904,258
Corporate Bonds & Notes	—	10,218,870	—	10,218,870
U.S. Government & Agency Obligations	—	12,278,175	—	12,278,175
Unaffiliated Investment Companies	4,303,731	—	—	4,303,731
Short-Term Investments:
U.S. Government	—	1,293,456	—	1,293,456
Other Short-Term Investments	3,652,916	—	—	3,652,916
Total Investments at Value	$47,223,304	$36,722,696	$1,670	$83,947,670
Other Financial Instruments:†
Futures Contracts	$53,437	$—	$—	$53,437
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$156,936	$—	$—	$156,936
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 41.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,834,110	$17,534,094
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,860,192	18,360,092
Total Domestic Fixed Income Investment Companies (cost $39,113,113)		35,894,186
Domestic Equity Investment Companies — 30.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	672,892	20,698,156
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	343,116	4,388,451
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	142,120	1,519,265
Total Domestic Equity Investment Companies (cost $25,320,171)		26,605,872
International Equity Investment Companies — 28.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	189,281	2,528,793
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,788,296	$22,210,636
Total International Equity Investment Companies (cost $23,068,914)		24,739,429
TOTAL INVESTMENTS (cost $87,502,198)	100.1%	87,239,487
Other assets less liabilities	(0.1)	(67,502)
NET ASSETS	100.0%	$87,171,985
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$87,239,487	$—	$—	$87,239,487
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 38.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	801,230	$24,645,845
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	405,866	5,191,033
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	300,163	3,208,738
Total Domestic Equity Investment Companies (cost $31,881,640)		33,045,616
International Equity Investment Companies — 35.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	306,847	4,099,483
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,123,042	26,368,177
Total International Equity Investment Companies (cost $29,171,477)		30,467,660
Domestic Fixed Income Investment Companies — 26.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,133,191	10,833,301
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,182,767	$11,673,912
Total Domestic Fixed Income Investment Companies (cost $24,434,869)		22,507,213
TOTAL INVESTMENTS (cost $85,487,986)	100.1%	86,020,489
Other assets less liabilities	(0.1)	(67,700)
NET ASSETS	100.0%	$85,952,789
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$86,020,489	$—	$—	$86,020,489
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,430,614	$105,525,683
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,024,151	25,888,899
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,375,589	14,705,047
Total Domestic Equity Investment Companies (cost $139,272,649)		146,119,629
International Equity Investment Companies — 43.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,128,717	15,079,662
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,091,516	125,336,628
Total International Equity Investment Companies (cost $133,466,042)		140,416,290
Domestic Fixed Income Investment Companies — 11.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,698,174	16,234,543
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,964,979	$ 19,394,340
Total Domestic Fixed Income Investment Companies (cost $38,370,917)		35,628,883
TOTAL INVESTMENTS (cost $311,109,608)	100.0%	322,164,802
Other assets less liabilities	(0.0)	(141,159)
NET ASSETS	100.0%	$322,023,643
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$322,164,802	$—	$—	$322,164,802
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.8%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 369,974
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		475,000	366,056
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	201,673
Westpac Banking Corp.
2.67%, 11/15/2035		525,000	411,946
			1,349,649
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	217,800
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	242,763
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/2033		230,000	222,999
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	664,394
France — 1.8%
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	1,980,508
BPCE SA
4.00%, 09/12/2023*		1,300,000	1,289,548
Credit Agricole SA
1.25%, 01/26/2027*		650,000	582,519
8.13%, 12/23/2025*(1)		200,000	198,160
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	400,000	365,408
6.13%, 06/02/2034	GBP	150,000	190,323
Societe Generale SA
1.49%, 12/14/2026*		550,000	485,808
8.00%, 09/29/2025*(1)		200,000	186,649
9.38%, 11/22/2027*(1)		200,000	189,880
TotalEnergies SE
2.00%, 06/04/2030(1)	EUR	275,000	231,800
			5,700,603
Germany — 0.6%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	87,281
2.13%, 11/24/2026		150,000	133,472
2.22%, 09/18/2024		300,000	293,868
3.73%, 01/14/2032		325,000	244,496
4.63%, 10/30/2027(1)	EUR	600,000	436,286
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	710,395
			1,905,798
Ireland — 0.3%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	273,959
Bank of Ireland Group PLC
1.38%, 08/11/2031	EUR	350,000	332,829
7.50%, 05/19/2025(1)	EUR	200,000	214,871
Security Description		Shares or Principal Amount	Value

Ireland (continued)
Smurfit Kappa Acquisitions ULC
2.88%, 01/15/2026	EUR	210,000	$ 224,404
			1,046,063
Italy — 0.4%
Aeroporti di Roma SpA
1.63%, 02/02/2029	EUR	250,000	239,412
Enel SpA
1.38%, 06/08/2027(1)	EUR	700,000	622,926
3.38%, 08/24/2026(1)	EUR	135,000	135,814
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	163,012
			1,161,164
Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		$ 177,420	153,693
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	118,207
			271,900
Luxembourg — 0.6%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	147,851
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	350,000	288,890
1.25%, 04/26/2027	EUR	237,000	208,944
1.75%, 03/12/2029	EUR	231,000	188,913
2.00%, 02/15/2024	EUR	300,000	319,663
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	357,601
3.25%, 11/13/2028	EUR	300,000	280,004
			1,791,866
Mexico — 0.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		200,000	174,250
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	194,496
			368,746
Netherlands — 0.6%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	443,866
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	835,498
ING Groep NV
4.02%, 03/28/2028		225,000	214,895
Prosus NV
3.68%, 01/21/2030		200,000	170,330
Technip Energies NV
1.13%, 05/28/2028	EUR	122,000	115,662
			1,780,251
South Korea — 0.1%
Korea Hydro & Nuclear Power Co, Ltd.
4.25%, 07/27/2027*		220,000	217,710

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Spain — 0.7%
Banco Santander SA
2.71%, 06/27/2024		$ 600,000	$ 580,273
3.49%, 05/28/2030		200,000	177,394
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	298,732
0.75%, 05/26/2028	EUR	100,000	95,139
1.13%, 05/17/2024	EUR	400,000	428,549
6.25%, 02/23/2033	EUR	100,000	112,123
6.75%, 06/13/2024(1)	EUR	200,000	212,942
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	378,549
			2,283,701
SupraNational — 2.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	162,880
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	80,714
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,166,202
2.35%, 06/21/2027	JPY	40,000,000	321,241
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	175,729
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,764,013
Inter-American Development Bank
7.00%, 06/15/2025		850,000	896,881
			6,567,660
Sweden — 0.2%
Swedbank AB
1.30%, 02/17/2027	EUR	500,000	493,963
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	144,880
			638,843
Switzerland — 0.2%
Credit Suisse AG
2.95%, 04/09/2025		250,000	232,751
Credit Suisse Group AG
1.00%, 06/24/2027	EUR	275,000	262,816
3.09%, 05/14/2032*		300,000	240,243
			735,810
United Kingdom — 1.0%
BAT International Finance PLC
2.25%, 06/26/2028	GBP	400,000	416,331
3.95%, 06/15/2025*		1,000,000	978,743
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	103,054
NatWest Group PLC
8.00%, 08/10/2025(1)		200,000	197,986
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	380,734
Security Description		Shares or Principal Amount	Value

United Kingdom (continued)
Standard Chartered PLC
1.21%, 03/23/2025*		$ 200,000	$ 191,246
1.46%, 01/14/2027*		700,000	623,497
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	223,035
			3,114,626
United States — 6.1%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	724,051
Air Lease Corp.
2.88%, 01/15/2026		350,000	327,004
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026		550,000	540,636
AutoNation, Inc.
1.95%, 08/01/2028		125,000	104,043
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	67,150
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	963,398
4.57%, 04/27/2033		293,000	279,467
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	637,317
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	234,437
3.36%, 06/06/2024		431,000	423,501
Boeing Co.
3.25%, 02/01/2035		50,000	40,909
3.75%, 02/01/2050		25,000	18,770
5.15%, 05/01/2030		425,000	428,271
Broadcom, Inc.
3.14%, 11/15/2035*		364,000	281,794
4.15%, 04/15/2032*		275,000	251,196
Cheniere Energy Partners LP
3.25%, 01/31/2032		145,000	120,797
4.50%, 10/01/2029		735,000	691,515
Citigroup, Inc.
3.11%, 04/08/2026		800,000	769,614
3.79%, 03/17/2033		855,000	768,983
4.91%, 05/24/2033		350,000	341,925
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	151,619
6.02%, 06/15/2026		475,000	488,848
6.20%, 07/15/2030		75,000	79,244
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	393,707
EMD Finance LLC
3.25%, 03/19/2025*		900,000	872,703
General Motors Financial Co, Inc.
1.69%, 03/26/2025	EUR	185,000	196,026
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	115,906
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	269,421
HCA, Inc.
3.38%, 03/15/2029*		100,000	91,299
5.88%, 02/01/2029		300,000	309,284

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023		$ 350,000	$ 348,222
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,434,010
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	269,570
JPMorgan Chase & Co.
2.96%, 05/13/2031		350,000	303,328
McKesson Corp.
1.50%, 11/17/2025	EUR	200,000	209,481
Morgan Stanley
2.94%, 01/21/2033		333,000	282,523
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	387,393
4.63%, 08/01/2029		300,000	227,107
ONE Gas, Inc.
1.10%, 03/11/2024		270,000	260,612
Realty Income Corp.
4.63%, 11/01/2025		650,000	643,020
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	653,197
Spirit Realty LP
2.10%, 03/15/2028		175,000	147,799
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	382,965
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	243,234
3.75%, 04/15/2027		328,000	315,875
4.75%, 02/01/2028		150,000	149,258
UnitedHealth Group, Inc.
5.35%, 02/15/2033		925,000	986,458
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	534,066
VMware, Inc.
4.70%, 05/15/2030		145,000	139,729
			18,900,682
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)		390,000	12,675
Total Corporate Bonds & Notes (cost $54,163,370)			49,195,703
ASSET BACKED SECURITIES — 4.0%
Cayman Islands — 3.3%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.20%, (SOFR30A+1.45%), 01/15/2037*		950,000	931,934
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.50%, (3 ML+1.24%), 07/15/2036*		1,100,000	1,073,580
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.50%, (3 ML+1.24%), 04/15/2033*	$ 1,100,000	$ 1,087,816
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 6.75%, (3 ML+1.45%), 11/30/2032*	1,225,000	1,208,352
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.44%, (3 ML+1.17%), 07/28/2034*	2,100,000	2,040,253
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 6.57%, (3 ML+1.32%), 07/20/2032*	2,100,000	2,070,124
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 6.54%, (3 ML+1.28%), 04/15/2033*	1,200,000	1,175,785
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.42%, (3 ML+1.17%), 07/20/2032*	750,000	734,580
		10,322,424
United States — 0.7%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	906,910
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.70%, (1 ML+0.68%), 10/25/2035	55,887	53,820
Higher Education Funding I FRS
Series 2014-1, Class A 6.01%, (3 ML+1.05%), 05/25/2034*	58,380	58,360
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.25%, (1 ML+0.23%), 04/25/2037	269,244	258,869
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.98%, (3 ML+0.11%), 12/15/2032*	874,202	812,555
		2,090,514
Total Asset Backed Securities (cost $12,498,153)		12,412,938
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Bermuda — 0.0%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 6.32%, (SOFR30A+1.50%), 06/25/2031*	225,000	221,438

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States — 1.3%
BANK
Series 2019-BN19, Class D 3.00%, 08/15/2061*	$ 100,000	$ 43,112
Benchmark Mtg. Trust VRS
Series 2018-B6, Class D 3.26%, 10/10/2051*(4)	250,000	158,937
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.56%, (1 ML+0.54%), 02/25/2036	221,665	181,820
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 7.42%, (SOFR30A+2.60%), 11/25/2050*	99,921	99,921
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA5, Class B1 9.62%, (SOFR30A+4.80%), 10/25/2050*	578,000	612,997
Series 2020-HQA4, Class B1 10.27%, (1 ML+5.25%), 09/25/2050*	387,390	407,933
Series 2020-DNA4, Class B1 11.02%, (1 ML+6.00%), 08/25/2050*	522,551	570,799
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA4, Class B1 7.72%, (1 ML+2.70%), 10/25/2049*	100,000	100,685
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2019-R02, Class 1M2 7.32%, (1 ML+2.30%), 08/25/2031*	5,899	5,899
Series 2021-R01, Class 1B1 7.92%, (SOFR30A+3.10%), 10/25/2041*	381,000	369,547
Series 2023-R03, Class 2M2 8.72%, (SOFR30A+3.90%), 04/25/2043*	63,524	63,683
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	153,033	164,521
Series 2012-111, Class B 7.00%, 10/25/2042	41,584	44,305
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	673,901	556,013
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.50%, (1 ML+0.48%), 06/25/2047	183,534	161,487
Security Description	Shares or Principal Amount	Value

United States (continued)
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.15%, 07/25/2059*(4)	$ 110,730	$ 104,470
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.07%, (6 ML+0.66%), 11/20/2034	13,381	11,710
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 4.45%, (12 MTA+0.99%), 06/25/2046	196,874	153,263
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 4.29%, 12/28/2037(4)	93,815	85,066
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	105,162
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	22,350	20,453
		4,021,783
Total Collateralized Mortgage Obligations (cost $4,616,203)		4,243,221
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.1%
United States — 28.1%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,384,297
1.75%, 08/15/2041	8,350,000	6,073,646
1.88%, 02/15/2041	13,060,000	9,810,815
2.00%, 11/15/2041	1,350,000	1,022,889
2.25%, 05/15/2041	18,220,000	14,528,315
United States Treasury Bonds STRIPS
0.01%, 02/15/2038 to 08/15/2038	1,020,000	578,306
United States Treasury Notes
0.75%, 04/30/2026	18,080,000	16,562,975
1.38%, 11/15/2031	2,440,000	2,074,572
1.88%, 02/15/2032	7,650,000	6,760,986
2.75%, 05/31/2029	2,740,000	2,624,727
2.88%, 04/30/2029	2,190,000	2,113,436
3.88%, 09/30/2029	70,000	71,441
4.25%, 10/15/2025	14,880,000	15,003,225
Federal Home Loan Bank
2.63%, 09/12/2025	2,200,000	2,121,269
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041	438,421	446,943
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041	50,221	50,342
5.00%, 05/01/2053	3,000,000	2,983,075
6.00%, 10/01/2034 to 10/01/2041	552,407	573,094

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
Government National Mtg. Assoc.
4.50%, 02/20/2049		$ 1,370,415	$ 1,359,728
5.00%, 09/20/2049		1,227,063	1,239,360
Total U.S. Government & Agency Obligations (cost $88,559,022)			87,383,441
FOREIGN GOVERNMENT OBLIGATIONS — 42.3%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	462,512
4.50%, 04/21/2033	AUD	1,100,000	798,680
			1,261,192
Belgium — 0.7%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	945,906
2.15%, 06/22/2066*	EUR	620,000	504,795
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	803,568
			2,254,269
Canada — 2.1%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	1,063,601
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,603,686
4.95%, 06/18/2040	CAD	400,000	331,269
Province of Ontario, Canada
2.85%, 06/02/2023	CAD	1,200,000	884,565
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,587,740
			6,470,861
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	858,849
France — 5.0%
Government of France
Zero Coupon, 03/25/2025	EUR	7,820,000	8,167,406
0.75%, 02/25/2028	EUR	1,210,000	1,219,712
1.25%, 05/25/2034	EUR	2,110,000	1,950,916
1.75%, 05/25/2066*	EUR	1,100,000	813,807
2.00%, 05/25/2048*	EUR	130,000	112,557
4.50%, 04/25/2041	EUR	2,450,000	3,166,696
			15,431,094
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	477,699
Hungary — 0.1%
Republic of Hungary
6.13%, 05/22/2028		300,000	310,707
Indonesia — 0.3%
Republic of Indonesia
4.65%, 09/20/2032		860,000	861,698
Security Description		Shares or Principal Amount	Value

Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	$ 124,092
Israel — 0.1%
Israel Government USAID
5.50%, 09/18/2023		$ 300,000	300,259
Italy — 4.3%
Republic of Italy
0.90%, 04/01/2031	EUR	1,650,000	1,446,923
1.45%, 05/15/2025	EUR	1,200,000	1,274,414
2.15%, 09/01/2052*	EUR	1,640,000	1,138,765
2.80%, 06/15/2029	EUR	6,170,000	6,440,406
2.80%, 03/01/2067*	EUR	200,000	150,431
3.25%, 03/01/2038*	EUR	40,000	38,526
3.35%, 03/01/2035*	EUR	1,670,000	1,676,369
6.00%, 05/01/2031	EUR	1,040,000	1,310,892
			13,476,726
Japan — 21.5%
Government of Japan
0.01%, 09/01/2024 to 01/01/2025	JPY	4,071,800,000	29,922,637
0.10%, 06/20/2030 to 09/20/2031	JPY	3,080,000,000	22,311,488
1.00%, 03/20/2062	JPY	800,000,000	5,194,994
1.10%, 09/20/2042	JPY	692,000,000	5,152,021
1.40%, 09/20/2052	JPY	560,150,000	4,218,156
			66,799,296
Mexico — 0.1%
United Mexican States
6.34%, 05/04/2053		200,000	206,211
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	55,135
3.38%, 01/28/2050*	EUR	10,000	6,611
3.62%, 05/26/2030*	EUR	300,000	282,671
			344,417
Spain — 2.4%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	251,250
1.25%, 10/31/2030*	EUR	160,000	154,240
1.50%, 04/30/2027*	EUR	2,770,000	2,887,008
2.55%, 10/31/2032*	EUR	660,000	682,674
2.90%, 10/31/2046*	EUR	770,000	731,294
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	2,026,202
5.15%, 10/31/2044*	EUR	550,000	722,525
			7,455,193
SupraNational — 1.7%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,272,432
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	425,381
United Kingdom — 2.9%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	343,695
1.75%, 07/22/2057	GBP	40,000	29,475
3.25%, 01/22/2044	GBP	3,130,000	3,463,188

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	$ 4,643,929
4.25%, 12/07/2046	GBP	470,000	602,161
			9,082,448
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	23,000
Total Foreign Government Obligations (cost $141,100,091)			131,435,824
PURCHASED OPTIONS — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the EUR vs. NOK (Expiration Date: 05/04/2023; Strike Price: EUR 11.63; Counterparty: JPMorgan Chase Bank, N.A,)		1,969,000	24,311
Over the Counter call option on the EUR vs. NOK (Expiration Date: 05/15/2023; Strike Price: EUR 11.74; Counterparty: JPMorgan Chase Bank, N.A,)		972,000	8,642
Over the Counter call option on the EUR vs. NOK (Expiration Date: 05/22/2023; Strike Price: EUR 11.84; Counterparty: JPMorgan Chase Bank, N.A,)		1,943,000	13,685
Over the Counter call option on the EUR vs. NOK (Expiration Date: 06/01/2023; Strike Price: EUR 12.03; Counterparty: JPMorgan Chase Bank, N.A,)		968,000	5,936
Over the Counter call option on the EUR vs. NZD (Expiration Date: 05/15/2023; Strike Price: EUR 1.77; Counterparty: JPMorgan Chase Bank, N.A,)		1,969,000	21,601
Over the Counter call option on the EUR vs. NZD (Expiration Date: 05/22/2023; Strike Price: EUR 1.81; Counterparty: JPMorgan Chase Bank, N.A,)		1,943,000	6,635
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the EUR vs. SEK (Expiration Date: 05/11/2023; Strike Price: EUR 11.45; Counterparty: JPMorgan Chase Bank, N.A,)	988,000	$ 1,374
Over the Counter call option on the EUR vs. SEK (Expiration Date: 05/15/2023; Strike Price: EUR 11.50; Counterparty: JPMorgan Chase Bank, N.A,)	1,575,000	1,493
Over the Counter call option on the EUR vs. USD (Expiration Date: 05/03/2023; Strike Price: EUR 1.11; Counterparty: JPMorgan Chase Bank, N.A,)	2,965,000	5,368
Over the Counter call option on the EUR vs. USD (Expiration Date: 05/08/2023; Strike Price: EUR 1.11; Counterparty: JPMorgan Chase Bank, N.A,)	3,907,000	8,020
Over the Counter call option on the EUR vs. USD (Expiration Date: 05/24/2023; Strike Price: EUR 1.12; Counterparty: JPMorgan Chase Bank, N.A,)	3,887,000	14,464
Over the Counter call option on the USD vs. ZAR (Expiration Date: 05/23/2023; Strike Price: USD 18.77; Counterparty: JPMorgan Chase Bank, N.A,)	2,138,000	13,091
Over the Counter call option on the USD vs. JPY (Expiration Date: 06/16/2023; Strike Price: USD 136.70; Counterparty: JPMorgan Chase Bank, N.A,)	638,000	6,486
Over the Counter call option on the USD vs. KRW (Expiration Date: 05/03/2023; Strike Price: USD 1,340.85; Counterparty: JPMorgan Chase Bank, N.A,)	2,136,000	6,021

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. KRW (Expiration Date: 05/29/2023; Strike Price: USD 1,360.50; Counterparty: JPMorgan Chase Bank, N.A,)	2,146,000	$ 11,648
Over the Counter call option on the USD vs. NOK (Expiration Date: 05/23/2023; Strike Price: USD 10.89; Counterparty: JPMorgan Chase Bank, N.A,)	1,069,000	5,830
Over the Counter call option on the USD vs. SEK (Expiration Date: 05/10/2023; Strike Price: USD 10.71; Counterparty: JPMorgan Chase Bank, N.A,)	1,091,000	295
Over the Counter call option on the USD vs. ZAR (Expiration Date: 05/03/2023; Strike Price: USD 18.44; Counterparty: JPMorgan Chase Bank, N.A,)	4,271,000	10,434
Over the Counter call option on the USD vs. ZAR (Expiration Date: 05/22/2023; Strike Price: USD 18.81; Counterparty: JPMorgan Chase Bank, N.A,)	2,129,000	11,171
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.98% versus EUR-LIBOR_BBA maturing 12/01/2023 (Counterparty: CitiBank, N.A.)	2,970,000	15,860
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus USD-SOFR maturing 07/28/2023 (Counterparty: Citibank, N.A.)	3,200,000	10,115
		202,480
Purchased Options - Puts — 0.0%
Over the Counter put option on the NZD vs. USD (Expiration Date: 05/08/2023; Strike Pripe: NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A,)	3,456,000	4,448
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the NZD vs. USD (Expiration Date: 05/09/2023; Strike Pripe: NZD 0.62; Counterparty: JPMorgan Chase Bank, N.A,)	6,898,000	$ 34,382
Over the Counter put option on the NZD vs. USD (Expiration Date: 05/10/2023; Strike Pripe: NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A,)	1,727,000	4,494
Over the Counter put option on the NZD vs. USD (Expiration Date: 05/10/2023; Strike Pripe: NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A,)	3,440,000	5,410
Over the Counter put option on the NZD vs. USD (Expiration Date: 05/17/2023; Strike Pripe: NZD 0.61; Counterparty: JPMorgan Chase Bank, N.A,)	6,912,000	13,490
Over the Counter put option on the USD vs. CHF (Expiration Date: 05/11/2023; Strike Pripe: USD 0.88; Counterparty: JPMorgan Chase Bank, N.A,)	4,315,000	12,108
Over the Counter put option on the USD vs. JPY (Expiration Date: 05/16/2023; Strike Pripe: USD 129.45; Counterparty: JPMorgan Chase Bank, N.A,)	4,331,000	1,061
Over the Counter put option on the USD vs. JPY (Expiration Date: 05/16/2023; Strike Pripe: USD 131.80; Counterparty: JPMorgan Chase Bank, N.A,)	2,166,000	2,261

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the USD vs. JPY (Expiration Date: 05/29/2023; Strike Price: USD 126.90; Counterparty: JPMorgan Chase Bank, N.A,)	4,265,000	$ 1,173
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus USD-SOFR maturing 05/05/2023 (Counterparty: Deutsche Bank AG)	2,990,000	41,253
		120,080
Total Purchased Options (cost $683,336)		322,560
Total Long-Term Investment Securities (cost $301,620,175)		284,993,687
SHORT-TERM INVESTMENTS — 7.1%
U.S. Government — 4.1%
United States Treasury Bills
4.58%, 06/15/2023(5)	$ 12,610,000	12,535,561
Unaffiliated Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.51%(6)	9,417,350	9,417,350
Total Short-Term Investments (cost $21,957,214)		21,952,911
TOTAL INVESTMENTS (cost $323,577,389)	98.7%	306,946,598
Other assets less liabilities	1.3	3,984,162
NET ASSETS	100.0%	$310,930,760
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $43,012,920 representing 13.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$12,675	$3.25	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	23,000	10.00	0.0
				$35,675		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of April 30, 2023.
1 ML—1 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
ULC—Unlimited Liability Corp.
USAID—United States Agency for International Development
VRS—Variable Rate Security

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,280,000	BRL	Less than 1-Month BR CDI	Fixed 8.495%	Maturity	Maturity	Jan 2027	$ (28,678)	$ 2,918	$ (25,760)
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300	Maturity	Maturity	Jan 2024	444	(1,920)	(1,476)
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	5,055	(48,266)	(43,211)
Centrally Cleared	850,000	BRL	1-Month CETIP	Fixed 11.230	Monthly	Monthly	Jan 2027	(6,509)	3,407	(3,102)
Centrally Cleared	5,150,000	BRL	Fixed 10.950%	1-Month BRCDI	Monthly	Monthly	Jan 2025	(835)	34,493	33,658
Centrally Cleared	4,100,000	BRL	Less than 1-Month BRCDI	Fixed 12.060	Maturity	Maturity	Jan 2025	(7,077)	(602)	(7,679)
Centrally Cleared	1,890,000	EUR	6-Month EURIBOR	Fixed 2.855	Annual	Semiannual	Jul 2037	5,774	(26,200)	(20,426)
Centrally Cleared	1,450,000	EUR	Fixed 1.560	6-Month EURIBOR	Annual	Semiannual	Jul 2052	5,889	59,106	64,995
Centrally Cleared	2,490,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	8,802	15,719	24,521
Centrally Cleared	6,040,000	USD	Less than 1-Month SOFR	Fixed 2.910	Annual	Annual	Jul 2037	(38,849)	(24,525)	(63,374)
Centrally Cleared	4,580,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	42,208	19,036	61,244
Centrally Cleared	6,780,000	EUR	Fixed 1.452	6-Month EURIBOR	Annual	Semiannual	Aug 2042	52,969	187,883	240,852
Centrally Cleared	2,980,000	EUR	6-Month EURIBOR	Fixed 2.152	Annual	Semiannual	Aug 2037	(42,394)	(65,702)	(108,096)
Centrally Cleared	3,750,000	EUR	6-Month EURIBOR	Fixed 1.051	Annual	Semiannual	Aug 2047	(11,200)	(85,669)	(96,869)
Centrally Cleared	240,000	EUR	Fixed 2.350	6-Month EURIBOR	Annual	Semiannual	Jul 2029	3,879	1,910	5,789
Centrally Cleared	6,870,000	USD	Less than 1-Month SOFR	Fixed 2.720	Annual	Annual	Aug 2037	(100,558)	(16,777)	(117,335)
Centrally Cleared	3,320,000	USD	Fixed 2.170	Less than 1-Month SOFR	Annual	Annual	Aug 2052	77,662	61,738	139,400
Centrally Cleared	7,090,000	BRL	Fixed 12.795	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2024	—	9,575	9,575
Centrally Cleared	43,810,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Annual	Oct 2027	163,132	295,445	458,577
Centrally Cleared	10,070,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	(31,050)	(188,779)	(219,829)
Centrally Cleared	4,550,000	BRL	Fixed 13.300	1-Month BRCDI	Monthly	Monthly	Jan 2025	(29)	(13,417)	(13,446)
Centrally Cleared	3,720,000	BRL	1-Month BRCDI	Fixed 13.950	Monthly	Monthly	Jan 2024	(330)	3,738	3,408
Centrally Cleared	25,220,000	ZAR	Fixed 8.250	3-Month JIBAR	Quarterly	Quarterly	Mar 2025	26	(532)	(506)
Centrally Cleared	4,100,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Dec 2032	(36,545)	(37,996)	(74,541)
Centrally Cleared	24,720,000	CNY	Fixed 2.750	3-Month CNRR	Quarterly	Quartely	Jun 2025	(3,427)	(16,276)	(19,703)
Centrally Cleared	5,900,000	CNY	Fixed 3.000	3-Month CNRR	Quarterly	Quartely	Jun 2028	102	(9,585)	(9,483)
Centrally Cleared	1,096,760,000	KRW	3-Month KSDA	Fixed 3.500	Quarterly	Quartely	Jun 2028	(5,703)	20,040	14,337
Centrally Cleared	806,030,000	KRW	3-Month KSDA	Fixed 3.500	Quarterly	Quartely	Jun 2033	7,481	12,106	19,587
Centrally Cleared	4,625,000	PLN	6-Month WIBOR	Fixed 6.000	Annual	Semiannual	Jun 2033	13,765	39,526	53,291
Centrally Cleared	10,675,000	ZAR	3-Month JIBAR	Fixed 9.250	Quarterly	Quartely	Jun 2033	(4,472)	(1,313)	(5,785)
Centrally Cleared	11,830,000	USD	Fixed 3.750	Less than 1-Month SOFR	Annual	Annual	Jun 2025	44,973	(15,651)	29,322
Centrally Cleared	1,960,000	USD	Less than 1-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2028	(21,155)	22,860	1,705
Centrally Cleared	2,500,000	USD	Less than 1-Month SOFR	Fixed 3.000	Annual	Annual	Jun 2033	(26,597)	1,479	(25,118)
Centrally Cleared	2,040,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Jun 2026	56,668	(11,400)	45,268
Centrally Cleared	320,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Jun 2028	(10,553)	1,695	(8,858)
Centrally Cleared	2,540,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Jun 2030	101,624	(15,646)	85,978
Centrally Cleared	2,740,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Jun 2033	150,733	(23,333)	127,400
Centrally Cleared	200,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Jun 2043	11,782	720	12,502
Centrally Cleared	980,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Jun 2053	66,038	6,065	72,103
Centrally Cleared	2,510,000	EUR	Less than 1-Month ESTR	Fixed 2.250	Annual	Annual	Jun 2025	(54,738)	5,646	(49,092)
Centrally Cleared	1,760,000	EUR	Fixed 2.250	12-Month ESTR	Annual	Annual	Jun 2028	78,365	(29,971)	48,394
Centrally Cleared	1,250,000	GBP	Less than 1-Month SONIA	Fixed 3.500	Annual	Annual	Jun 2027	(31,878)	(1,178)	(33,056)
Centrally Cleared	1,730,000	GBP	Less than 1-Month SONIA	Fixed 3.500	Annual	Annual	Jun 2028	(41,972)	(1,894)	(43,866)
Centrally Cleared	1,940,000	GBP	Less than 1-Month SONIA	Fixed 3.250	Annual	Annual	Jun 2030	(72,890)	(3,690)	(76,580)
Centrally Cleared	890,000	GBP	Less than 1-Month SONIA	Fixed 3.250	Annual	Annual	Jun 2033	(23,311)	(14,415)	(37,726)
Centrally Cleared	470,000	GBP	Fixed 3.000	Less than 1-Month SONIA	Annual	Annual	Jun 2043	47,209	1,537	48,746
Centrally Cleared	730,000	GBP	Fixed 3.000	Less than 1-Month SONIA	Annual	Annual	Jun 2053	77,051	4,194	81,245

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	5,210,000	CAD	Fixed 3.500%	3-Month CDOR	Semiannual	Semiannual	Jun 2033	$ (61,267)	$ (10,014)	$ (71,281)
Centrally Cleared	26,170,000	AUD	Fixed 3.750	3-Month BBSW	Quarterly	Quartely	Jun 2025	(51,251)	(43,268)	(94,519)
Centrally Cleared	3,350,000	AUD	6-Month BBSW	Fixed 4.000%	Semiannual	Semiannual	Jun 2028	(6,207)	56,079	49,872
Centrally Cleared	1,720,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Jun 2033	24,315	17,727	42,042
Centrally Cleared	4,405,970,000	JPY	Fixed 0.250	12-Month TONA	Annual	Annual	Jun 2028	345,380	(296,714)	48,666
Centrally Cleared	1,187,270,000	JPY	Fixed 0.500	12-Month TONA	Annual	Annual	Jun 2033	277,935	(188,865)	89,070
Centrally Cleared	4,870,000	CHF	12-Month SARON	Fixed 2.000	Annual	Annual	Jun 2028	19,347	24,127	43,474
Centrally Cleared	9,070,000	CHF	Less than 1-Month SARON	Fixed 2.000	Annual	Annual	Jun 2033	(16,962)	80,395	63,433
Centrally Cleared	42,540,000	SEK	3-Month STIBO	Fixed 4.000	Annual	Quartely	Jun 2025	10,623	34,171	44,794
Centrally Cleared	2,590,000	SEK	Fixed 3.500	3-Month STIBO	Annual	Quartely	Jun 2028	(4,780)	(1,746)	(6,526)
Centrally Cleared	43,570,000	SEK	Fixed 3.250	3-Month STIBO	Annual	Quartely	Jun 2033	(151,684)	(5,608)	(157,292)
Centrally Cleared	24,780,000	NOK	Fixed 3.750	6-Month NIBOR	Annual	Semiannual	Jun 2028	(28,774)	(7,607)	(36,381)
Centrally Cleared	14,730,000	NOK	6-Month NIBOR	Fixed 3.500	Annual	Semiannual	Jun 2033	22,345	4,606	26,951
Centrally Cleared	22,160,000	NZD	3-Month NZDBB	Fixed 5.250	Semiannual	Quartely	Jun 2025	35,797	40,151	75,948
Centrally Cleared	3,580,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quartely	Jun 2028	(7,921)	56,518	48,597
Centrally Cleared	210,000	NZD	Fixed 4.750	3-Month NZDBB	Semiannual	Quartely	Jun 2033	(5,568)	(486)	(6,054)
Centrally Cleared	2,450,000	BRL	Less than 1-Month BRCDI	Fixed 13.030	Maturity	Maturity	Jan 2027	2,294	12,207	14,501
Centrally Cleared	32,110,000	GBP	Less than 1-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2025	(75,263)	(40,211)	(115,474)
Centrally Cleared	31,010,000	USD	Fixed 4.000	Less than 1-Month SOFR	Annual	Annual	Mar 2025	112,491	(278,490)	(165,999)
Centrally Cleared	72,265,000	MXN	1-Month TIIE	Fixed 10.500	Monthly	Monthly	Jun 2025	36,156	21,289	57,445
Centrally Cleared	6,000,000	USD	Fixed 3.714	Less than 1-Month SOFR	Annual	Annual	Sep 2027	(71,010)	(21,754)	(92,764)
Centrally Cleared	14,210,000	USD	Less than 1-Month SOFR	Fixed 4.540	Annual	Annual	Mar 2025	100,137	16,503	116,640
Centrally Cleared	7,150,000	BRL	Less than 1-Month BRCDI	Fixed 12.064	Monthly	Monthly	Jan 2025	—	(1,292)	(1,292)
Centrally Cleared	2,790,000	USD	Less than 1-Month SOFR	Fixed 3.500	Annual	Annual	Jun 2025	(17,753)	(2,418)	(20,171)
Centrally Cleared	2,450,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Dec 2042	13,283	35,541	48,824
Centrally Cleared	22,000,000	HKD	Fixed 3.250	3-Month HIBOR	Quarterly	Quartely	Jun 2025	17,211	7,813	25,024
Centrally Cleared	19,260,000	CAD	3-Month CDOR	Fixed 3.750	Semiannual	Semiannual	Jun 2025	(79,204)	(15,514)	(94,718)
Centrally Cleared	2,010,000	SGD	Fixed 3.000	Less than 1-Month SORA	Semiannual	Semiannual	Jun 2028	(19,185)	1,084	(18,101)
Centrally Cleared	1,530,000	USD	Less than 1-Month SOFR	Fixed 3.300	Annual	Annual	Jun 2028	7,756	(2,949)	4,807
Centrally Cleared	1,690,000	EUR	6-Month ESTR	Fixed 3.250	Annual	Annual	Apr 2028	50,046	(12,044)	38,002
Centrally Cleared	13,770,000	GBP	Less than 1-Month SONIA	Fixed 4.000	Annual	Annual	Apr 2025	(10,581)	(24,049)	(34,630)
Centrally Cleared	23,310,000	USD	Fixed 3.500	Less than 1-Month SOFR	Annual	Annual	Apr 2025	(14,517)	(31,753)	(46,270)
Centrally Cleared	10,000,000	EUR	Less than 1-Month ESTR	Fixed 3.000	Annual	Annual	Apr 2025	(8,617)	16,585	7,968
Centrally Cleared	6,190,000	EUR	Less than 1-Month ESTR	Fixed 2.673	Annual	Annual	Apr 2028	1,969	26,991	28,960
Centrally Cleared	6,190,000	EUR	Fixed 2.852	3-Month EURIBOR	Annual	Quarterly	Apr 2028	(766)	(22,499)	(23,265)
								$866,656	$(399,395)	$467,261

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.6258%	13,225,000	USD	13,225,000	1.000%	Quarterly	Dec 2026	$183,561	$(16,776)	$166,785
Centrally Cleared	CDX North America Investment Grade Index	0.5660	1,850,000	USD	1,850,000	1.000	Quarterly	Jun 2025	14,064	2,373	16,437
Centrally Cleared	CDX North America Investment Grade Index	0.7309	2,300,000	USD	2,300,000	1.000	Quarterly	Dec 2027	15,043	10,922	25,965
Centrally Cleared	CDX North America Investment Grade Index	0.7562	250,000	USD	250,000	1.000	Quarterly	Jun 2028	3,133	(331)	2,802
					17,625,000				$215,801	$(3,812)	$211,989
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
BBSW—Bank Bill Swap Reference Rate
BR—Bearer Shares
BRCDI—Brazilian Interbank Certificate of Deposit
CDI—Chess Depositary Interest
CDOR—Canadian Dollar Offered Rate
CETIP—Central of Custody and Financial Settlement of Securities
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
HIBOR—Hong Kong Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBO—Stockholm Interbank Offered Rate
TIIE—Interbank Equilibrium Interest Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.75% versus USD-SOFR maturing 07/28/2023	1.75	7/28/2023	$3,200,000	$40,000	$ 1,461	$ 38,539
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.08% versus USD-SOFR maturing 07/28/2023	2.08	7/28/2023	3,200,000	67,200	3,906	63,294
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.48% versus EUR-LIBOR_BBA maturing 12/01/2023	1.48	12/1/2023	1,200,000	67,729	8,632	59,097
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 0.40% versus JPY-LIBOR_BBA maturing 01/05/2024	0.40	1/5/2024	355,000,000	11,313	23,740	(12,427)
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.12% versus USD_SOFR maturing 05/03/2023	3.12	5/3/2023	1,740,000	21,541	5,588	15,953
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.83% versus EUR-LIBOR_BBA maturing 05/09/2023	2.83	5/9/2023	1,450,000	18,260	2,507	15,753
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.12% versus USD_SOFR maturing 05/10/2023	3.11	5/10/2023	1,740,000	21,976	10,850	11,126
UBS AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.99% versus EUR-LIBOR_BBA maturing 05/15/2023	2.99	5/15/2023	1,430,000	15,954	11,164	4,790
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.28% versus USD_SOFR maturing 05/17/2023	3.28	5/17/2023	1,740,000	18,836	28,180	(9,344)
UBS AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.10% versus EUR-LIBOR_BBA maturing 05/22/2023	3.10	5/22/2023	1,410,000	15,690	21,809	(6,119)
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.21% versus USD_SOFR maturing 05/24/2023	3.21	5/24/2023	1,740,000	19,162	24,226	(5,064)
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 05/30/2023	3.08	5/30/2023	1,430,000	15,923	22,823	(6,900)
					$333,584	$164,886	$168,698

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Puts
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.89% versus USD-SOFR maturing 05/05/2023	3.89	5/5/2023	$2,990,000	$38,425	$ -	$ 38,425
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.45% versus USD-SOFR maturing 05/05/2023	3.45	5/5/2023	2,990,000	66,176	524	65,652
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.12% versus USD_SOFR maturing 05/03/2023	3.12	5/3/2023	1,740,000	21,541	10,204	11,337
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.83% versus EUR-LIBOR_BBA maturing 05/09/2023	2.83	5/9/2023	1,450,000	18,260	25,635	(7,375)
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.11% versus USD_SOFR maturing 05/10/2023	3.11	5/10/2023	1,740,000	21,976	15,581	6,395
UBS AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.99% versus EUR-LIBOR_BBA maturing 05/15/2023	2.99	5/15/2023	1,430,000	15,954	12,223	3,731
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.28% versus USD_SOFR maturing 05/17/2023	3.28	5/17/2023	1,740,000	18,836	7,786	11,050
UBS AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.10% versus EUR-LIBOR_BBA maturing 05/24/2023	3.10	5/22/2023	1,410,000	15,690	8,063	7,627
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.2% versus USD_SOFR maturing 05/30/2023	3.21	5/24/2023	1,740,000	19,162	13,213	5,949
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.08% versus EUR-LIBOR_BBA maturing 05/30/2023	3.08	5/30/2023	1,430,000	15,923	10,892	5,031
					$251,943	$104,121	$147,822
					$585,527	$269,007	$316,520
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. NOK	JPMorgan Chase Bank, N.A.	USD	11.00	6/16/2023	$691,000	$ 13,298	$ 5,185	$ 8,113
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	136.70	6/16/2023	638,000	6,312	6,486	(174)
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	17.95	5/3/2023	2,136,000	38,525	41,466	(2,941)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.44	5/9/2023	397,000	2,627	2,769	(142)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	5/8/2023	435,000	3,023	3,852	(829)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.06	5/9/2023	645,000	3,190	4,537	(1,347)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/11/2023	431,000	2,500	3,595	(1,095)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.42	5/11/2023	395,000	3,122	3,181	(59)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/15/2023	394,000	2,776	2,626	150
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.37	5/15/2023	394,000	4,614	1,298	3,316

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.48	5/18/2023	$390,000	$ 2,965	$ 3,037	$ (72)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/18/2023	427,000	2,249	1,990	259
EUR vs. NOK	JPMorgan Chase Bank, N.A.	EUR	11.63	5/4/2023	1,969,000	16,585	24,310	(7,725)
EUR vs. NZD	JPMorgan Chase Bank, N.A.	EUR	1.77	5/15/2023	1,969,000	24,709	21,601	3,108
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	18.44	5/3/2023	2,135,500	12,066	5,218	6,848
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.33	5/22/2023	389,000	3,461	2,390	1,071
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/22/2023	389,000	2,486	2,578	(92)
USD vs. KRW	JPMorgan Chase Bank, N.A.	USD	1,340.85	5/3/2023	2,136,000	7,198	6,021	1,177
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	18.44	5/3/2023	2,135,500	8,380	5,217	3,163
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.11	5/3/2023	2,965,000	6,091	1,765	4,326
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.11	5/8/2023	3,907,000	11,210	8,020	3,190
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/26/2023	427,000	2,460	2,195	265
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.50	5/26/2023	388,000	2,488	3,374	(886)
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.12	5/24/2023	3,887,000	17,142	14,464	2,678
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/26/2023	391,000	2,529	2,753	(224)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	5/26/2023	647,000	3,237	1,731	1,506
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.39	5/31/2023	389,000	3,399	2,035	1,364
EUR vs. NOK	JPMorgan Chase Bank, N.A.	EUR	11.74	5/15/2023	972,000	12,472	12,472	—
						$221,114	$196,166	$24,948
Puts
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	130.85	5/29/2023	2,132,000	42,960	3,620	39,340
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.44	5/9/2023	397,000	2,627	628	1,999
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	5/8/2023	435,000	2,627	211	2,416
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.06	5/9/2023	645,000	3,190	344	2,846
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.63	5/9/2023	3,449,000	28,955	48,380	(19,425)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/11/2023	431,000	2,112	522	1,590
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.42	5/11/2023	395,000	1,928	630	1,298
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.37	5/15/2023	394,000	3,722	3,855	(133)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/15/2023	394,000	2,776	1,162	1,614
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	131.80	5/16/2023	2,166,000	27,876	2,261	25,615
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.62	5/9/2023	6,898,000	51,022	34,382	16,640
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/18/2023	427,000	2,249	1,806	443
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.48	5/18/2023	390,000	1,811	1,266	545
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.33	5/22/2023	389,000	3,461	3,193	268
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/22/2023	389,000	2,486	1,739	747
USD vs. CHF	JPMorgan Chase Bank, N.A.	USD	0.89	5/11/2023	4,315,000	20,995	11,720	9,275
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.61	5/10/2023	1,720,000	6,099	2,705	3,394
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.33	5/26/2023	427,000	2,186	2,300	(114)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.50	5/26/2023	388,000	2,488	1,623	865
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.61	5/8/2023	3,456,000	8,480	4,448	4,032
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.98	5/26/2023	391,000	2,529	2,083	446
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	5/26/2023	647,000	3,237	4,547	(1,310)
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.61	5/10/2023	1,727,000	9,909	4,458	5,451
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	129.45	5/16/2023	4,331,000	11,780	1,061	10,719
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.39	5/31/2023	389,000	3,399	5,280	(1,881)
						$250,904	$144,224	$106,680
						$472,018	$340,390	$131,628
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
35	Long	Australian 10 Year Bonds	June 2023	$2,763,589	$2,836,024	$ 72,435
5	Long	Australian 3 Year Bonds	June 2023	355,110	359,322	4,212
12	Long	Canada 10 Year Bonds	June 2023	1,072,148	1,116,699	44,551
8	Long	Euro-BOBL	June 2023	1,028,382	1,039,930	11,548
2	Long	Euro-BTP	June 2023	244,997	253,107	8,110
22	Long	Euro-BUND	June 2023	3,266,286	3,286,220	19,934
19	Long	Euro-OAT	June 2023	2,690,543	2,721,484	30,941

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
20	Long	Euro-Schatz	June 2023	2,318,839	$2,328,866	$ 10,027
31	Long	U.S. Treasury 10 Year Notes	June 2023	3,558,688	3,571,298	12,610
16	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	1,896,031	1,943,250	47,219
46	Long	U.S. Treasury Ultra Bonds	June 2023	6,457,484	6,504,687	47,203
15	Short	U.S. Treasury 2 Year Notes	June 2023	3,099,149	3,092,461	6,688
						$315,478
						Unrealized (Depreciation)
12	Long	Euro Buxl 30 Year Bonds	June 2023	$ 1,867,435	$ 1,844,582	$ (22,853)
149	Long	U.S. Treasury 5 Year Notes	June 2023	16,360,903	16,351,586	(9,317)
59	Short	U.S. Treasury Long Bonds	June 2023	7,609,978	7,767,719	(157,741)
2	Short	90 Day Euro	September 2023	530,179	530,344	(165)
						$(190,076)
		Net Unrealized Appreciation (Depreciation)				$125,402
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	875,808	EUR	542,072	06/21/2023	$ 18,221	$ —
	AUD	487,783	JPY	43,068,025	05/01/2023	—	(6,659)
	AUD	1,598,998	NZD	1,725,684	05/25/2023	8,013	—
	AUD	2,589,373	NZD	2,805,650	06/21/2023	17,624	—
	AUD	294,859	USD	195,264	05/02/2023	156	—
	AUD	3,996,711	USD	2,661,261	06/21/2023	10,989	—
	BRL	11,902,108	USD	2,354,258	05/03/2023	—	(31,986)
	CAD	734,342	GBP	432,564	06/21/2023	1,636	—
	CAD	5,864,511	USD	4,323,052	06/21/2023	—	(9,783)
	CHF	353,813	EUR	358,813	05/25/2023	—	(941)
	CHF	518,757	EUR	523,069	06/21/2023	—	(5,653)
	CHF	559,060	EUR	571,300	06/21/2023	2,298	—
	CHF	4,007,917	USD	4,492,425	05/15/2023	2,407	—
	CHF	1,968,422	USD	2,149,012	06/21/2023	—	(65,592)
	CLP	230,351,985	USD	282,000	06/29/2023	—	(1,218)
	CNH	3,634,247	EUR	487,006	06/21/2023	11,529	—
	CNH	18,288,547	USD	2,667,942	06/21/2023	17,927	—
	CZK	6,623,365	EUR	280,744	05/25/2023	—	(101)
	CZK	13,445,606	EUR	562,870	06/21/2023	—	(6,271)
	CZK	9,654,572	USD	428,935	06/21/2023	—	(22,166)
	EUR	280,810	CHF	275,551	05/25/2023	—	(773)
	EUR	2,431,918	CHF	2,409,965	06/21/2023	24,141	—
	EUR	1,122,838	CHF	1,098,100	06/21/2023	—	(5,282)
	EUR	56,572	CZK	1,331,000	05/25/2023	—	(150)
	EUR	276,500	CZK	6,512,310	06/21/2023	—	(1,247)
	EUR	257,128	HUF	100,616,726	06/21/2023	8,638	—
	EUR	735,021	JPY	105,675,907	06/21/2023	—	(30,665)
	EUR	965,430	NOK	11,166,022	05/08/2023	—	(16,118)
	EUR	441,755	NOK	5,144,839	05/19/2023	—	(4,081)
	EUR	465,955	NOK	5,419,752	05/24/2023	—	(4,973)
	EUR	437,175	NOK	5,108,068	05/25/2023	—	(2,502)
	EUR	607,893	NOK	7,177,635	06/05/2023	3,505	—
	EUR	1,125,881	NZD	1,981,015	05/17/2023	—	(16,638)
	EUR	33,114	NZD	59,447	05/17/2023	241	—
	EUR	545,432	NZD	972,155	05/24/2023	—	(601)
	EUR	311,877	NZD	562,476	05/24/2023	3,738	—
	EUR	250,929	NZD	432,238	06/21/2023	—	(10,029)
	EUR	236,289	NZD	424,629	06/21/2023	1,443	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	563,085	SEK	6,391,961	05/15/2023	$ 2,766	$ —
	EUR	496,637	SEK	5,658,379	05/17/2023	4,457	—
	EUR	7,800	SEK	92,515	05/24/2023	425	—
	EUR	233,900	SEK	2,664,305	05/25/2023	2,030	—
	EUR	995,211	SEK	11,263,302	06/21/2023	1,412	—
	EUR	692,350	SEK	7,756,294	06/21/2023	—	(6,778)
	EUR	1,729,702	USD	1,902,658	05/05/2023	—	(3,541)
	EUR	1,799,724	USD	1,979,801	05/10/2023	—	(4,188)
	EUR	3,013,487	USD	3,318,286	05/26/2023	—	(6,713)
	EUR	2,040,640	USD	2,205,446	06/21/2023	—	(49,428)
	GBP	433,468	EUR	488,057	06/21/2023	—	(6,027)
	GBP	1,016,933	USD	1,215,135	05/16/2023	—	(27,282)
	GBP	1,556,989	USD	1,871,766	06/21/2023	—	(86,995)
	HUF	100,796,425	USD	271,214	06/21/2023	—	(22,068)
	ILS	2,825,152	USD	781,290	06/21/2023	1,531	—
	JPY	42,802,959	AUD	487,783	05/01/2023	8,604	—
	JPY	42,831,762	AUD	487,783	06/21/2023	6,695	—
	JPY	70,393,614	EUR	490,875	06/21/2023	21,816	—
	JPY	228,663,703	USD	1,712,568	05/18/2023	30,201	—
	JPY	140,614,379	USD	1,050,214	05/31/2023	13,647	—
	JPY	1,336,136,313	USD	10,094,910	06/07/2023	234,807	—
	JPY	134,504,366	USD	1,030,853	06/20/2023	36,286	—
	JPY	178,517,400	USD	1,350,060	06/21/2023	29,844	—
	KRW	1,870,347,957	USD	1,418,318	05/08/2023	19,972	—
	KRW	2,020,068,833	USD	1,526,331	05/15/2023	15,295	—
	KRW	146,595,480	USD	109,834	05/31/2023	94	—
	KRW	455,290,360	USD	350,687	06/22/2023	9,380	—
	MXN	29,327,632	USD	1,575,460	06/21/2023	—	(39,375)
	NOK	11,146,132	EUR	958,654	05/08/2023	10,516	—
	NOK	11,981,833	EUR	1,018,333	05/19/2023	—	(1,108)
	NOK	12,461,695	EUR	1,068,406	05/24/2023	8,158	—
	NOK	2,837,224	EUR	249,492	06/21/2023	8,814	—
	NOK	22,649,785	USD	2,138,580	05/08/2023	12,708	—
	NOK	5,792,489	USD	546,020	05/25/2023	1,889	—
	NOK	29,908,351	USD	2,826,479	06/20/2023	13,417	—
	NOK	18,370,420	USD	1,759,963	06/21/2023	32,030	—
	NZD	2,409,824	AUD	2,213,723	05/25/2023	—	(23,901)
	NZD	3,081,833	AUD	2,866,594	06/21/2023	—	(4,554)
	NZD	2,839,355	EUR	1,595,665	05/17/2023	3,948	—
	NZD	979,204	EUR	545,432	05/24/2023	—	(3,771)
	NZD	1,005,269	USD	619,949	05/10/2023	—	(1,689)
	NZD	4,801,899	USD	2,971,044	05/11/2023	1,651	—
	NZD	4,694,078	USD	2,899,937	05/12/2023	—	(2,777)
	NZD	95,795	USD	60,403	05/17/2023	1,166	—
	NZD	3,322,833	USD	2,047,732	05/19/2023	—	(7,008)
	NZD	8,483,109	USD	5,208,280	06/21/2023	—	(36,640)
	PLN	1,137,720	EUR	243,974	06/21/2023	—	(3,025)
	PLN	1,292,376	USD	290,125	06/21/2023	—	(19,544)
	SEK	5,065,387	EUR	447,208	05/17/2023	—	(1,101)
	SEK	1,770,943	EUR	156,006	05/24/2023	—	(765)
	SEK	1,247,224	EUR	109,745	06/02/2023	—	(669)
	SEK	7,736,172	EUR	680,869	06/21/2023	—	(3,942)
	SEK	19,414,448	EUR	1,729,319	06/21/2023	12,906	—
	SEK	14,648,937	USD	1,404,337	05/12/2023	—	(24,771)
	SEK	1,931,743	USD	187,293	05/15/2023	—	(1,191)
	SEK	36,536,938	USD	3,472,713	06/21/2023	—	(99,148)
	SGD	1,316,705	USD	986,475	05/25/2023	—	(1,028)
	SGD	1,865,032	USD	1,400,983	06/21/2023	774	—
	TRY	10,137,600	USD	490,035	06/21/2023	27,516	—
	TWD	12,908,283	USD	425,034	05/08/2023	5,282	—
	TWD	14,625,356	USD	479,787	05/15/2023	4,052	—
	TWD	24,323,474	USD	806,065	06/12/2023	12,842	—
	USD	195,638	AUD	295,955	05/02/2023	195	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	3,904,217	AUD	5,903,565	06/06/2023	$ 7,997	$ —
	USD	3,438,396	AUD	5,107,316	06/21/2023	—	(51,667)
	USD	2,377,151	BRL	11,902,108	05/03/2023	9,093	—
	USD	1,053,255	CAD	1,430,912	06/01/2023	3,514	—
	USD	3,193,370	CAD	4,347,726	06/21/2023	18,830	—
	USD	4,925,419	CHF	4,382,380	05/15/2023	—	(15,893)
	USD	2,718,352	CHF	2,448,512	06/21/2023	36,384	—
	USD	266,488	CLP	211,430,271	06/29/2023	—	(6,534)
	USD	1,876,418	CNH	12,828,381	06/21/2023	—	(17,582)
	USD	259,949	CZK	5,591,755	06/21/2023	1,321	—
	USD	1,803,675	EUR	1,638,892	05/05/2023	2,447	—
	USD	2,137,194	EUR	1,943,029	05/10/2023	4,772	—
	USD	149,595	EUR	135,098	05/17/2023	—	(607)
	USD	1,524,562	EUR	1,381,657	05/26/2023	—	(79)
	USD	5,903,024	EUR	5,465,145	06/21/2023	135,869	—
	USD	13,302,427	EUR	12,139,236	06/26/2023	114,990	—
	USD	2,109,896	GBP	1,738,974	05/16/2023	76,221	—
	USD	2,327,621	GBP	1,888,204	06/21/2023	47,824	—
	USD	300,265	ILS	1,075,489	06/21/2023	—	(3,423)
	USD	1,501,122	JPY	201,581,312	05/18/2023	—	(18,011)
	USD	383,179	JPY	50,072,856	05/31/2023	—	(14,057)
	USD	1,154,672	JPY	152,169,073	06/07/2023	—	(31,730)
	USD	2,112,002	JPY	279,204,228	06/20/2023	—	(47,479)
	USD	3,019,083	JPY	401,346,773	06/21/2023	—	(50,945)
	USD	1,164,285	KRW	1,534,803,389	05/08/2023	—	(16,805)
	USD	116,038	KRW	153,129,718	05/11/2023	—	(1,517)
	USD	1,442,188	KRW	1,905,028,433	05/15/2023	—	(17,204)
	USD	637,037	KRW	850,923,752	05/31/2023	—	(44)
	USD	426,066	KRW	552,375,749	06/21/2023	—	(12,008)
	USD	781,656	MXN	14,338,947	06/21/2023	7,873	—
	USD	2,140,097	NOK	22,629,894	05/08/2023	—	(16,092)
	USD	529,552	NOK	5,613,892	05/25/2023	—	(2,198)
	USD	3,965,154	NOK	41,758,329	06/20/2023	—	(37,528)
	USD	645,454	NOK	6,658,883	06/21/2023	—	(19,116)
	USD	556,584	NZD	898,150	05/10/2023	—	(1,186)
	USD	3,629,039	NZD	5,887,254	05/11/2023	11,514	—
	USD	2,423,666	NZD	3,926,405	05/12/2023	4,878	—
	USD	240,158	NZD	387,125	05/17/2023	—	(771)
	USD	1,761,259	NZD	2,853,756	05/19/2023	3,417	—
	USD	2,352,492	NZD	3,769,142	06/21/2023	—	(22,114)
	USD	794,935	PLN	3,324,862	06/21/2023	1,744	—
	USD	991,363	SEK	10,264,486	05/12/2023	10,011	—
	USD	187,293	SEK	1,919,522	05/15/2023	—	(1)
	USD	1,061,748	SEK	11,005,496	06/21/2023	14,153	—
	USD	523,075	SGD	696,470	05/25/2023	—	(736)
	USD	2,486,124	SGD	3,335,254	06/21/2023	17,881	—
	USD	535,832	TRY	10,845,847	06/21/2023	—	(41,000)
	USD	376,645	TWD	11,475,872	05/08/2023	—	(3,472)
	USD	479,549	TWD	14,597,126	05/15/2023	—	(4,732)
	USD	804,287	TWD	24,329,679	06/12/2023	—	(10,862)
	USD	1,112,303	ZAR	20,386,887	05/05/2023	1,987	—
	USD	592,116	ZAR	10,781,592	05/24/2023	—	(3,837)
	USD	577,585	ZAR	10,541,436	05/25/2023	—	(2,461)
	USD	428,836	ZAR	7,896,046	06/21/2023	894	—
	ZAR	40,224,920	USD	2,212,228	05/05/2023	13,647	—
	ZAR	7,819,728	USD	428,505	05/24/2023	1,835	—
	ZAR	9,771,983	USD	532,627	05/25/2023	—	(517)
	ZAR	11,942,417	USD	641,406	06/21/2023	—	(8,541)
Unrealized Appreciation (Depreciation)						$1,278,728	$(1,213,205)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
Foreign Government Obligations	42.3%
U.S. Government & Agency Obligations	28.1
Short-Term Investments	7.1
Banks	5.7
Other Asset Backed Securities	3.7
Multi-National	2.2
Collateralized Mortgage Obligations	1.3
Pharmaceuticals	1.0
REITS	0.7
Auto Manufacturers	0.6
Pipelines	0.5
Electric	0.5
Telecommunications	0.5
Agriculture	0.4
Healthcare-Services	0.4
Computers	0.4
Private Equity	0.4
Credit Card Receivables	0.3
Healthcare-Products	0.3
Aerospace/Defense	0.2
Real Estate	0.2
Diversified Financial Services	0.2
Engineering & Construction	0.2
Beverages	0.2
Semiconductors	0.2
Packaging & Containers	0.2
Oil & Gas	0.2
Retail	0.1
Mining	0.1
Water	0.1
Purchased Options	0.1
Chemicals	0.1
Gas	0.1
Internet	0.1
98.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$49,195,703	$—	$49,195,703
Asset Backed Securities	—	12,412,938	—	12,412,938
Collateralized Mortgage Obligations	—	4,243,221	—	4,243,221
U.S. Government & Agency Obligations	—	87,383,441	—	87,383,441
Foreign Government Obligations	—	131,435,824	—	131,435,824
Purchased Options	—	322,560	—	322,560
Short-Term Investments:
U.S. Government	—	12,535,561	—	12,535,561
Other Short-Term Investments	9,417,350	—	—	9,417,350
Total Investments at Value	$9,417,350	$297,529,248	$—	$306,946,598
Other Financial Instruments:†
Swaps	$—	$1,275,918	$—	$1,275,918
Futures Contracts	315,478	—	—	315,478
Forward Foreign Currency Contracts	—	1,278,728	—	1,278,728
Written Options	—	533,826	—	533,826
Total Other Financial Instruments	$315,478	$3,088,472	$—	$3,403,950
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,679,125	$—	$1,679,125
Futures Contracts	190,076	—	—	190,076
Forward Foreign Currency Contracts	—	1,213,205	—	1,213,205
Written Options	—	85,678	—	85,678
Total Other Financial Instruments	$190,076	$2,978,008	$—	$3,168,084
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 66.5%
Advertising — 0.3%
Trade Desk, Inc., Class A†	1,837	$ 118,193
Aerospace/Defense — 3.1%
Airbus SE	1,710	240,047
Boeing Co.†	97	20,057
Dassault Aviation SA	868	169,755
General Dynamics Corp.	765	167,030
HEICO Corp.	48	8,095
Howmet Aerospace, Inc.	935	41,411
Lockheed Martin Corp.	384	178,349
MTU Aero Engines AG	130	34,063
Safran SA	1,317	204,919
Thales SA	1,092	166,598
		1,230,324
Agriculture — 1.5%
Altria Group, Inc.	766	36,393
Archer-Daniels-Midland Co.	231	18,037
British American Tobacco PLC	5,446	201,192
Imperial Brands PLC	7,014	173,478
Japan Tobacco, Inc.	8,600	185,040
		614,140
Apparel — 0.8%
Crocs, Inc.†	25	3,092
Deckers Outdoor Corp.†	10	4,793
Hermes International	110	238,693
Samsonite International SA*†	19,200	60,863
		307,441
Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	119	13,301
General Motors Co.	4,906	162,094
Mazda Motor Corp.	2,600	23,425
PACCAR, Inc.	199	14,863
Stellantis NV	1,477	24,427
Subaru Corp.	3,500	56,908
Tesla, Inc.†	421	69,175
Volvo AB, Class B	3,642	75,337
		439,530
Auto Parts & Equipment — 0.0%
Aptiv PLC†	115	11,829
Lear Corp.	24	3,064
		14,893
Banks — 3.0%
ANZ Group Holdings, Ltd.	11,099	179,557
Banco BPM SpA	2,611	10,610
Bank of Iwate, Ltd.	200	3,197
Bank of New York Mellon Corp.	3,663	156,007
Citigroup, Inc.	4,229	199,059
Commonwealth Bank of Australia	1,904	125,605
DNB Bank ASA	559	9,832
East West Bancorp, Inc.	958	49,519
JPMorgan Chase & Co.	1,239	171,279
Jyske Bank A/S†	94	6,875
KBC Ancora†	87	4,208
Skandinaviska Enskilda Banken AB, Class A	286	3,259
Societe Generale SA	3,859	93,910
Swedbank AB, Class A	284	4,946
Security Description	Shares or Principal Amount	Value

Banks (continued)
UniCredit SpA	7,488	$ 148,186
US Bancorp	1,050	35,994
		1,202,043
Beverages — 1.1%
Carlsberg A/S, Class B	78	12,884
Coca-Cola Co.	1,660	106,489
Heineken Holding NV	115	11,029
Heineken NV	1,633	187,437
Monster Beverage Corp.†	290	16,240
PepsiCo, Inc.	585	111,671
		445,750
Biotechnology — 2.3%
Biogen, Inc.†	61	18,558
BioMarin Pharmaceutical, Inc.†	72	6,915
Genmab A/S†	101	41,489
Gilead Sciences, Inc.	2,612	214,732
Incyte Corp.†	1,722	128,134
Moderna, Inc.†	140	18,605
Regeneron Pharmaceuticals, Inc.†	26	20,847
Royalty Pharma PLC, Class A	4,746	166,822
Sarepta Therapeutics, Inc.†	33	4,051
Seagen, Inc.†	54	10,800
Swedish Orphan Biovitrum AB†	1,728	42,069
United Therapeutics Corp.†	18	4,142
Vertex Pharmaceuticals, Inc.†	647	220,452
		897,616
Building Materials — 0.6%
Carrier Global Corp.	329	13,759
Johnson Controls International PLC	3,055	182,811
Lennox International, Inc.	13	3,665
Martin Marietta Materials, Inc.	24	8,717
Trane Technologies PLC	91	16,909
Vulcan Materials Co.	52	9,106
		234,967
Chemicals — 1.0%
Air Products & Chemicals, Inc.	87	25,609
Axalta Coating Systems, Ltd.†	94	2,968
Element Solutions, Inc.	3,777	68,552
Linde PLC	82	30,295
Mosaic Co.	1,825	78,201
Sherwin-Williams Co.	827	196,446
		402,071
Coal — 0.1%
Whitehaven Coal, Ltd.	10,888	52,261
Commercial Services — 2.1%
Cintas Corp.	312	142,200
Dai Nippon Printing Co., Ltd.	700	20,071
Edenred	1,349	87,733
Gartner, Inc.†	560	169,377
MarketAxess Holdings, Inc.	14	4,457
Moody's Corp.	68	21,292
Paylocity Holding Corp.†	16	3,093
PayPal Holdings, Inc.†	2,569	195,244
S&P Global, Inc.	505	183,103
San Holdings, Inc.	500	8,540

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
United Rentals, Inc.	27	$ 9,750
WEX, Inc.†	17	3,015
		847,875
Computers — 2.8%
Accenture PLC, Class A	266	74,557
Apple, Inc.	4,309	731,151
Fortinet, Inc.†	1,875	118,219
Fujitsu, Ltd.	1,000	133,255
Genpact, Ltd.	70	3,118
Hewlett Packard Enterprise Co.	544	7,790
International Business Machines Corp.	382	48,289
Zscaler, Inc.†	36	3,244
		1,119,623
Cosmetics/Personal Care — 0.4%
Artnature, Inc.	2,100	12,087
e.l.f. Beauty, Inc.†	1,422	131,905
		143,992
Distribution/Wholesale — 0.9%
Copart, Inc.†	169	13,359
LKQ Corp.	2,596	149,867
Mimasu Semiconductor Industry Co., Ltd.	1,000	19,371
Mitsubishi Corp.	3,500	129,858
Sankyo Seiko Co., Ltd.	9,500	40,889
		353,344
Diversified Financial Services — 2.2%
ASX, Ltd.	777	35,319
Capital One Financial Corp.	161	15,665
CME Group, Inc.	979	181,869
Discover Financial Services	106	10,968
Mastercard, Inc., Class A	232	88,167
Mitsubishi HC Capital, Inc.	30,900	160,428
Nasdaq, Inc.	134	7,419
ORIX Corp.	9,600	163,478
SBI Holdings, Inc.	700	13,666
Synchrony Financial	4,782	141,117
Tokyo Century Corp.	1,900	65,335
		883,431
Electric — 1.0%
CMS Energy Corp.	115	7,160
Constellation Energy Corp.	56	4,334
DTE Energy Co.	78	8,768
E.ON SE	12,785	169,209
Edison International	159	11,702
Engie SA	10,376	166,148
Evergy, Inc.	87	5,404
Public Service Enterprise Group, Inc.	198	12,514
SSE PLC	210	4,845
Xcel Energy, Inc.	231	16,149
		406,233
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,085	149,654
Encore Wire Corp.	873	136,476
Schneider Electric SE	365	63,769
		349,899
Security Description	Shares or Principal Amount	Value

Electronics — 0.6%
ABB, Ltd.	639	$ 23,064
Agilent Technologies, Inc.	117	15,845
Atkore, Inc.†	51	6,443
Fortive Corp.	151	9,527
Garmin, Ltd.	195	19,143
Honeywell International, Inc.	270	53,957
Jabil, Inc.	52	4,064
Mettler-Toledo International, Inc.†	15	22,372
nVent Electric PLC	302	12,663
SCREEN Holdings Co., Ltd.	800	65,033
Shinko Shoji Co., Ltd.	1,600	14,131
		246,242
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	14	2,299
First Solar, Inc.†	45	8,216
		10,515
Engineering & Construction — 0.1%
Strabag SE	868	37,840
Vinci SA	175	21,670
		59,510
Entertainment — 1.2%
Evolution AB*	1,562	208,459
International Game Technology PLC	3,428	96,464
Live Nation Entertainment, Inc.†	65	4,406
Warner Music Group Corp., Class A	5,079	154,757
		464,086
Environmental Control — 0.2%
Republic Services, Inc.	366	52,931
Tetra Tech, Inc.	21	2,906
Waste Connections, Inc.	159	22,125
		77,962
Food — 1.2%
Conagra Brands, Inc.	183	6,947
General Mills, Inc.	250	22,158
Kellogg Co.	108	7,535
Miyoshi Oil & Fat Co., Ltd.	1,100	8,053
Mondelez International, Inc., Class A	2,947	226,094
Sysco Corp.	206	15,808
Woolworths Group, Ltd.	6,895	177,642
		464,237
Food Service — 0.1%
Compass Group PLC	1,539	40,567
Gas — 0.3%
Osaka Gas Co., Ltd.	1,000	16,559
Toho Gas Co., Ltd.	1,600	29,985
Tokyo Gas Co., Ltd.	3,800	78,031
		124,575
Healthcare-Products — 1.2%
Alcon, Inc.	359	26,119
Boston Scientific Corp.†	2,204	114,873
Bruker Corp.	44	3,482
Cochlear, Ltd.	355	58,060
Danaher Corp.	276	65,387
Edwards Lifesciences Corp.†	251	22,083
Hologic, Inc.†	96	8,257
IDEXX Laboratories, Inc.†	26	12,796

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Intuitive Surgical, Inc.†	139	$ 41,870
QIAGEN NV†	99	4,416
Stryker Corp.	51	15,282
Teleflex, Inc.	18	4,905
Thermo Fisher Scientific, Inc.	158	87,674
Waters Corp.†	23	6,908
West Pharmaceutical Services, Inc.	31	11,199
		483,311
Healthcare-Services — 1.6%
Centene Corp.†	2,040	140,617
Chemed Corp.	6	3,308
Elevance Health, Inc.	404	189,335
HCA Healthcare, Inc.	86	24,710
Humana, Inc.	54	28,646
IQVIA Holdings, Inc.†	534	100,515
Medpace Holdings, Inc.†	664	132,893
Tenet Healthcare Corp.†	45	3,299
Universal Health Services, Inc., Class B	26	3,909
		627,232
Holding Companies-Diversified — 0.2%
Jardine Matheson Holdings, Ltd.	1,400	67,767
Home Builders — 0.1%
Daiwa House Industry Co., Ltd.	500	12,761
LGI Homes, Inc.†	242	28,750
PulteGroup, Inc.	69	4,633
		46,144
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	131	18,981
S.T. Corp.	1,700	19,846
		38,827
Insurance — 2.6%
American Financial Group, Inc.	28	3,436
Arch Capital Group, Ltd.†	152	11,411
Aviva PLC	5,805	30,885
Berkshire Hathaway, Inc., Class B†	1,246	409,373
Chubb, Ltd.	177	35,676
CNA Financial Corp.	4,037	157,080
Equitable Holdings, Inc.	112	2,911
Everest Re Group, Ltd.	15	5,670
Goosehead Insurance, Inc., Class A†	2,078	119,485
Marsh & McLennan Cos., Inc.	784	141,269
MetLife, Inc.	1,048	64,274
Progressive Corp.	39	5,320
Prudential Financial, Inc.	152	13,224
Travelers Cos., Inc.	92	16,665
W.R. Berkley Corp.	82	4,831
		1,021,510
Internet — 3.9%
Airbnb, Inc., Class A†	159	19,028
Alphabet, Inc., Class A†	2,015	216,290
Alphabet, Inc., Class C†	2,379	257,455
Amazon.com, Inc.†	3,789	399,550
Booking Holdings, Inc.†	16	42,981
eBay, Inc.	215	9,982
GoDaddy, Inc., Class A†	61	4,616
Meta Platforms, Inc., Class A†	486	116,795
Netflix, Inc.†	504	166,285
Security Description	Shares or Principal Amount	Value

Internet (continued)
Okta, Inc.†	486	$ 33,306
Palo Alto Networks, Inc.†	1,152	210,194
TripAdvisor, Inc.†	616	10,922
VeriSign, Inc.†	39	8,650
Wix.com, Ltd.†	551	48,064
		1,544,118
Investment Companies — 0.2%
Investor AB, Class B	4,106	88,273
Iron/Steel — 0.8%
Kobe Steel, Ltd.	5,000	37,273
Nippon Steel Corp.	7,700	164,396
Sanyo Special Steel Co, Ltd.	1,400	24,816
SSAB AB, Class A	8,111	57,725
SSAB AB, Class B	3,342	22,557
		306,767
Leisure Time — 0.2%
Heiwa Corp.	1,900	37,531
Round One Corp.	6,400	27,528
		65,059
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	590	84,972
Wynn Resorts, Ltd.†	42	4,800
		89,772
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	220	48,136
Epiroc AB, Class B	7,454	128,136
Sakai Heavy Industries, Ltd.	400	12,373
		188,645
Machinery-Diversified — 0.3%
Atlas Copco AB, Class B	709	9,102
Hexagon AB, Class B	3,969	45,409
Ingersoll Rand, Inc.	159	9,066
Komori Corp.	3,800	29,432
Otis Worldwide Corp.	165	14,075
		107,084
Media — 0.4%
Amuse, Inc.	700	9,541
Charter Communications, Inc., Class A†	47	17,329
News Corp., Class A	264	4,649
TV Tokyo Holdings Corp.	6,500	121,347
		152,866
Metal Fabricate/Hardware — 0.3%
Mueller Industries, Inc.	1,525	109,571
Mining — 0.2%
Anglo American PLC	274	8,415
BHP Group, Ltd. (ASE)	366	10,829
BHP Group, Ltd. (LSE)	1,684	49,547
Glencore PLC	2,396	14,138
		82,929
Miscellaneous Manufacturing — 0.2%
Eaton Corp. PLC	162	27,073
Elkem ASA*	1,503	5,079
Illinois Tool Works, Inc.	121	29,275

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc.†	22	$ 9,117
Textron, Inc.	82	5,489
		76,033
Office/Business Equipment — 0.0%
Canon Marketing Japan, Inc.	200	5,003
Oil & Gas — 1.7%
BP PLC ADR	2,551	102,754
Chevron Corp.	1,397	235,506
ConocoPhillips	63	6,482
Equinor ASA	5,898	169,502
Marathon Petroleum Corp.	239	29,158
Phillips 66	198	19,602
Shell PLC	2,795	86,409
Valero Energy Corp.	157	18,003
		667,416
Oil & Gas Services — 0.4%
Aker Solutions ASA	2,130	7,588
TechnipFMC PLC†	11,813	161,720
		169,308
Packaging & Containers — 0.0%
Graphic Packaging Holding Co.	124	3,058
Pharmaceuticals — 5.1%
AbbVie, Inc.	1,243	187,842
Astellas Pharma, Inc.	3,500	52,786
Bayer AG	3,271	215,424
Bristol-Myers Squibb Co.	901	60,160
Cigna Group	698	176,796
CVS Health Corp.	2,695	197,570
Elanco Animal Health, Inc.†	5,159	48,856
GSK PLC ADR	5,930	213,658
Merck & Co., Inc.	1,071	123,668
Merck KGaA	33	5,914
Neurocrine Biosciences, Inc.†	140	14,146
Novartis AG	480	49,128
Novo Nordisk A/S, Class B	1,767	294,767
Pfizer, Inc.	2,383	92,675
Roche Holding AG	31	9,717
Sanofi	2,091	230,470
Sumitomo Dainippon Pharma Co., Ltd.	1,000	6,265
Zoetis, Inc.	200	35,156
		2,014,998
Pipelines — 0.6%
Cheniere Energy, Inc.	512	78,336
Golar LNG, Ltd.†	2,038	46,263
Kinder Morgan, Inc.	2,409	41,314
Williams Cos., Inc.	3,037	91,900
		257,813
Real Estate — 0.1%
Ichigo, Inc.	1,400	2,678
Mirarth Holdings, Inc.	7,500	21,127
		23,805
REITS — 2.5%
American Homes 4 Rent, Class A	118	3,925
AvalonBay Communities, Inc.	55	9,920
Camden Property Trust	297	32,685
Chatham Lodging Trust	13,653	139,807
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.	398	$ 48,990
Equity Residential	145	9,171
Host Hotels & Resorts, Inc.	10,257	165,856
Iron Mountain, Inc.	80	4,419
Lamar Advertising Co., Class A	35	3,699
Mid-America Apartment Communities, Inc.	627	96,432
Park Hotels & Resorts, Inc.	6,294	75,843
Prologis, Inc.	1,387	173,722
SBA Communications Corp.	337	87,920
Ventas, Inc.	2,091	100,472
Welltower, Inc.	309	24,479
		977,340
Retail — 3.0%
CarMax, Inc.†	288	20,169
Casey's General Stores, Inc.	16	3,661
Cie Financiere Richemont SA	1,495	247,038
Costco Wholesale Corp.	509	256,139
Darden Restaurants, Inc.	49	7,445
Five Below, Inc.†	23	4,539
Genuine Parts Co.	59	9,930
H & M Hennes & Mauritz AB, Class B	509	7,455
HUGO BOSS AG	688	51,720
Industria de Diseno Textil SA	5,967	205,240
Lululemon Athletica, Inc.†	48	18,237
Next PLC	662	56,121
Ross Stores, Inc.	145	15,476
Starbucks Corp.	485	55,431
TJX Cos., Inc.	491	38,701
Walmart, Inc.	329	49,669
Wingstop, Inc.	566	113,262
Yum! Brands, Inc.	120	16,870
		1,177,103
Semiconductors — 2.7%
Aixtron SE	127	3,587
ASML Holding NV (XAMS)	488	310,717
Axell Corp.	2,100	23,537
Broadcom, Inc.	161	100,866
Infineon Technologies AG	2,392	86,851
Microchip Technology, Inc.	1,143	83,428
Monolithic Power Systems, Inc.	18	8,315
NVIDIA Corp.	988	274,160
NXP Semiconductors NV	819	134,103
ON Semiconductor Corp.†	545	39,218
STMicroelectronics NV	293	12,530
SUMCO Corp.	500	6,886
		1,084,198
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	78	3,499
Software — 5.7%
Adobe, Inc.†	673	254,098
ANSYS, Inc.†	34	10,673
Autodesk, Inc.†	871	169,662
Clear Secure, Inc., Class A	4,737	114,588
Dassault Systemes SE	3,973	161,412
Datadog, Inc., Class A†	113	7,614
HubSpot, Inc.†	20	8,419
Jastec Co., Ltd.	7,400	67,260
Manhattan Associates, Inc.†	25	4,142

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	2,642	$ 811,781
MongoDB, Inc.†	26	6,239
MSCI, Inc.	95	45,833
Salesforce, Inc.†	408	80,935
SAP SE	1,773	240,171
ServiceNow, Inc.†	303	139,204
Snowflake, Inc., Class A†	356	52,716
Splunk, Inc.†	524	45,190
Synopsys, Inc.†	59	21,908
Veeva Systems, Inc., Class A†	27	4,835
VMware, Inc., Class A†	83	10,378
Zoom Video Communications, Inc., Class A†	101	6,204
		2,263,262
Telecommunications — 0.5%
Arista Networks, Inc.†	96	15,375
Cisco Systems, Inc.	288	13,608
Motorola Solutions, Inc.	65	18,941
Nippon Telegraph & Telephone Corp.	1,700	51,846
Nokia Oyj	781	3,302
SoftBank Group Corp.	2,400	90,641
		193,713
Transportation — 2.3%
AP Moller-Maersk A/S, Series A	9	16,076
AP Moller-Maersk A/S, Series B	7	12,626
Central Japan Railway Co.	900	111,402
Costamare, Inc.	16,753	151,280
CSX Corp.	900	27,576
International Seaways, Inc.	3,177	126,508
Knight-Swift Transportation Holdings, Inc.	66	3,717
NS United Kaiun Kaisha, Ltd.	900	26,372
Scorpio Tankers, Inc.	3,182	166,259
Teekay Tankers, Ltd., Class A†	1,483	60,047
United Parcel Service, Inc., Class B	1,134	203,905
		905,768
Total Common Stocks (cost $24,864,307)		26,393,512
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Global Infrastructure ETF (cost $748,311)	16,409	$ 803,549
Total Long-Term Investment Securities (cost $25,612,618)		27,197,061
SHORT-TERM INVESTMENTS — 29.7%
Unaffiliated Investment Companies — 29.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(1) (cost $11,793,524)	11,793,523	11,793,524
TOTAL INVESTMENTS (cost $37,406,142)	98.2%	38,990,585
Other assets less liabilities	1.8	722,316
NET ASSETS	100.0%	$39,712,901
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $274,401 representing 0.7% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2023.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.7562%	5,070,000	USD	5,070,000	1.000%	Quarterly	Jun 2028	$30,257	$26,560	$56,817
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	MSCI Emerging Markets Index	June 2023	$ 334,964	$ 344,470	$ 9,506
105	Long	U.S. Treasury 10 Year Notes	June 2023	11,741,249	12,096,328	355,079
2	Long	U.S. Treasury 2 Year Notes	June 2023	408,525	412,328	3,803
						$368,388
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$414,942	$815,382	$—	$1,230,324
Agriculture	54,430	559,710	—	614,140
Apparel	7,885	299,556	—	307,441
Auto Manufacturers	246,132	193,398	—	439,530
Banks	611,858	590,185	—	1,202,043
Beverages	234,400	211,350	—	445,750
Biotechnology	814,058	83,558	—	897,616
Coal	—	52,261	—	52,261
Commercial Services	731,531	116,344	—	847,875
Computers	986,368	133,255	—	1,119,623
Cosmetics/Personal Care	131,905	12,087	—	143,992
Distribution/Wholesale	163,226	190,118	—	353,344
Diversified Financial Services	445,205	438,226	—	883,431
Electric	66,031	340,202	—	406,233
Electrical Components & Equipment	286,130	63,769	—	349,899
Electronics	144,014	102,228	—	246,242
Engineering & Construction	—	59,510	—	59,510
Entertainment	255,627	208,459	—	464,086
Food	278,542	185,695	—	464,237
Food Service	—	40,567	—	40,567
Gas	—	124,575	—	124,575
Healthcare-Products	399,132	84,179	—	483,311
Holding Companies-Diversified	—	67,767	—	67,767
Home Builders	33,383	12,761	—	46,144
Household Products/Wares	18,981	19,846	—	38,827
Insurance	990,625	30,885	—	1,021,510
Investment Companies	—	88,273	—	88,273
Iron/Steel	—	306,767	—	306,767
Leisure Time	—	65,059	—	65,059
Machinery-Construction & Mining	48,136	140,509	—	188,645
Machinery-Diversified	23,141	83,943	—	107,084
Media	21,978	130,888	—	152,866
Mining	—	82,929	—	82,929
Miscellaneous Manufacturing	70,954	5,079	—	76,033
Office/Business Equipment	—	5,003	—	5,003

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Oil & Gas	$411,505	$255,911	$—	$667,416
Oil & Gas Services	161,720	7,588	—	169,308
Pharmaceuticals	1,150,527	864,471	—	2,014,998
Real Estate	—	23,805	—	23,805
Retail	609,529	567,574	—	1,177,103
Semiconductors	640,090	444,108	—	1,084,198
Shipbuilding	—	3,499	—	3,499
Software	1,794,419	468,843	—	2,263,262
Telecommunications	47,924	145,789	—	193,713
Transportation	739,292	166,476	—	905,768
Other Industries	4,467,505	—	—	4,467,505
Unaffiliated Investment Companies	803,549	—	—	803,549
Short-Term Investments	11,793,524	—	—	11,793,524
Total Investments at Value	$30,098,198	$8,892,387	$—	$38,990,585
Other Financial Instruments:†
Swaps	$—	$26,560	$—	$26,560
Futures Contracts	368,388	—	—	368,388
Total Other Financial Instruments	$368,388	$26,560	$—	$394,948
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,101,289	$ 95,395,642
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	905,564	11,582,171
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,023,164	10,937,622
Total Domestic Equity Investment Companies (cost $107,429,928)		117,915,435
Domestic Fixed Income Investment Companies — 41.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,028,367	48,071,191
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,098,871	50,325,856
Total Domestic Fixed Income Investment Companies (cost $106,904,202)		98,397,047
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $20,680,096)	1,823,003	$ 22,641,698
TOTAL INVESTMENTS (cost $235,014,226)	100.0%	238,954,180
Other assets less liabilities	(0.0)	(114,844)
NET ASSETS	100.0%	$238,839,336
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$238,954,180	$—	$—	$238,954,180
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 64.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,356,146	$226,275,052
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,490,823	44,647,621
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,924,434	20,572,204
Total Domestic Equity Investment Companies (cost $261,113,725)		291,494,877
Domestic Fixed Income Investment Companies — 21.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,766,277	45,565,608
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,065,128	49,992,807
Total Domestic Fixed Income Investment Companies (cost $103,427,892)		95,558,415
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,289,669)	5,306,328	$ 65,904,596
TOTAL INVESTMENTS (cost $424,831,286)	100.0%	452,957,888
Other assets less liabilities	(0.0)	(177,737)
NET ASSETS	100.0%	$452,780,151
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$452,957,888	$—	$—	$452,957,888
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 69.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,815,485	$ 671,044,297
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,477,721	121,220,053
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,268,350	56,318,662
Total Domestic Equity Investment Companies (cost $758,131,357)		848,583,012
International Equity Investment Companies — 19.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $220,124,357)	19,355,093	240,390,256
Domestic Fixed Income Investment Companies — 11.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,459,828	61,755,952
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,447,663	73,508,439
Total Domestic Fixed Income Investment Companies (cost $145,827,915)		135,264,391
TOTAL INVESTMENTS (cost $1,124,083,629)	100.0%	1,224,237,659
Other assets less liabilities	(0.0)	(426,748)
NET ASSETS	100.0%	$1,223,810,911
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,224,237,659	$—	$—	$1,224,237,659
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Australia — 6.9%
Ampol, Ltd.	10,687	$ 212,400
ANZ Group Holdings, Ltd.	134,928	2,182,837
APA Group	53,182	362,706
Aristocrat Leisure, Ltd.	26,786	673,486
ASX, Ltd.	8,726	396,646
Aurizon Holdings, Ltd.	82,548	187,214
BHP Group, Ltd.	228,509	6,761,006
BlueScope Steel, Ltd.	20,930	276,412
Brambles, Ltd.	62,512	591,223
Cochlear, Ltd.	2,965	484,925
Coles Group, Ltd.	60,232	725,481
Commonwealth Bank of Australia	76,437	5,042,467
Computershare, Ltd.	24,491	363,495
CSL, Ltd.	21,752	4,329,305
Dexus	48,235	249,201
Endeavour Group, Ltd.	64,630	291,021
Fortescue Metals Group, Ltd.	76,329	1,055,192
Goodman Group	76,284	980,369
GPT Group	85,864	251,451
IDP Education, Ltd.	9,357	174,638
IGO, Ltd.	30,720	280,392
Insurance Australia Group, Ltd.	111,112	366,849
Lendlease Corp., Ltd.	30,927	152,845
Lottery Corp., Ltd.	100,324	334,958
Macquarie Group, Ltd.	16,549	2,011,564
Medibank Private, Ltd.	123,506	291,620
Mineral Resources, Ltd.	7,683	375,724
Mirvac Group	176,851	282,874
National Australia Bank, Ltd.	142,209	2,721,811
Newcrest Mining, Ltd.	40,257	770,796
Northern Star Resources, Ltd.	52,517	465,445
Orica, Ltd.	20,425	219,774
Origin Energy, Ltd.	77,651	427,902
Pilbara Minerals, Ltd.	114,354	324,988
Qantas Airways, Ltd.†	41,508	181,784
QBE Insurance Group, Ltd.	66,856	679,366
Ramsay Health Care, Ltd.	8,253	353,604
REA Group, Ltd.	2,373	222,668
Reece, Ltd.	10,139	122,826
Rio Tinto, Ltd.	16,732	1,250,004
Santos, Ltd.	142,352	668,323
Scentre Group	233,950	447,273
SEEK, Ltd.	15,201	246,214
Sonic Healthcare, Ltd.	20,600	484,585
South32, Ltd.	206,913	586,210
Stockland	107,055	315,965
Suncorp Group, Ltd.	56,911	472,504
Telstra Group, Ltd.	182,379	527,912
Transurban Group	138,584	1,375,665
Treasury Wine Estates, Ltd.	32,372	298,307
Vicinity, Ltd.	173,529	241,933
Washington H. Soul Pattinson & Co., Ltd.	9,725	203,009
Wesfarmers, Ltd.	51,176	1,762,772
Westpac Banking Corp.	157,929	2,357,156
WiseTech Global, Ltd.	6,638	302,100
Woodside Energy Group, Ltd.	85,584	1,941,206
Woolworths Group, Ltd.	54,873	1,413,741
		51,074,144
Austria — 0.2%
Erste Group Bank AG	15,498	565,260
Security Description	Shares or Principal Amount	Value

Austria (continued)
OMV AG	6,638	$ 314,063
Verbund AG	3,054	271,888
voestalpine AG	5,212	180,922
		1,332,133
Belgium — 0.8%
Ageas SA/NV	7,243	322,470
Anheuser-Busch InBev SA NV	39,181	2,551,029
D'ieteren Group	1,116	210,339
Elia Group SA	1,481	203,243
Groupe Bruxelles Lambert NV	4,486	403,038
KBC Group NV	11,274	805,009
Sofina SA	692	159,320
Solvay SA, Class A	3,341	401,230
UCB SA	5,699	530,902
Umicore SA	9,440	310,408
Warehouses De Pauw CVA	7,361	220,599
		6,117,587
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	28,500	162,489
Hongkong Land Holdings, Ltd.	50,200	222,960
Jardine Matheson Holdings, Ltd.	7,200	348,516
		733,965
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	77,300	222,976
CK Asset Holdings, Ltd.	89,500	529,203
CK Hutchison Holdings, Ltd.	121,000	813,756
ESR Group, Ltd.*	90,200	141,093
Futu Holdings, Ltd. ADR†	2,664	117,935
Grab Holdings, Ltd., Class A†	58,306	169,670
Sands China, Ltd.†	109,600	391,251
Sea, Ltd. ADR†	16,287	1,240,581
SITC International Holdings Co., Ltd.	61,000	112,739
WH Group, Ltd.*	374,000	208,655
Wharf Real Estate Investment Co., Ltd.	75,000	432,724
Xinyi Glass Holdings, Ltd.	83,000	151,829
		4,532,412
Denmark — 3.0%
AP Moller-Maersk A/S, Series A	140	250,067
AP Moller-Maersk A/S, Series B	227	409,440
Carlsberg A/S, Class B	4,388	724,793
Chr. Hansen Holding A/S	4,758	370,105
Coloplast A/S, Class B	5,355	771,768
Danske Bank A/S	31,090	657,121
Demant A/S†	4,138	176,720
DSV A/S	8,438	1,587,025
Genmab A/S†	2,972	1,220,847
Novo Nordisk A/S, Class B	74,673	12,456,802
Novozymes A/S, Class B	9,219	480,065
Orsted A/S*	8,527	766,364
Pandora A/S	4,092	379,827
ROCKWOOL A/S, Class B	410	99,289
Tryg A/S	16,229	383,503
Vestas Wind Systems A/S	45,519	1,255,846
		21,989,582
Finland — 1.1%
Elisa Oyj	6,411	398,020
Fortum Oyj	20,237	302,296
Kesko Oyj, Class B	12,249	255,324

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone Oyj, Class B	15,320	$ 873,620
Metso Outotec Oyj	29,915	330,843
Neste Oyj	19,069	921,541
Nokia Oyj	243,915	1,031,320
Nordea Bank Abp	149,231	1,662,440
Orion Oyj, Class B	4,790	225,176
Sampo Oyj, Class A	21,624	1,096,669
Stora Enso Oyj, Class R	24,842	315,019
UPM-Kymmene Oyj	24,058	767,123
Wartsila Oyj Abp	21,261	246,923
		8,426,314
France — 11.3%
Accor SA†	7,705	273,286
Aeroports de Paris†	1,333	211,967
Air Liquide SA	23,609	4,248,749
Alstom SA	14,414	362,547
Amundi SA*	2,759	181,103
Arkema SA	2,708	268,604
AXA SA	84,848	2,770,004
BioMerieux	1,881	197,058
BNP Paribas SA	50,110	3,244,229
Bollore SE	39,698	267,778
Bouygues SA	10,135	371,485
Bureau Veritas SA	13,252	381,996
Capgemini SE	7,382	1,347,439
Carrefour SA	26,762	556,841
Cie de Saint-Gobain	22,102	1,279,207
Cie Generale des Etablissements Michelin SCA	30,579	974,752
Covivio	2,121	120,747
Credit Agricole SA	54,897	671,610
Danone SA	28,937	1,914,799
Dassault Aviation SA	1,122	219,429
Dassault Systemes SE	30,043	1,220,565
Edenred	11,250	731,647
Eiffage SA	3,755	447,102
Engie SA	82,326	1,318,259
EssilorLuxottica SA	13,118	2,593,119
Eurazeo SE	1,954	139,618
Gecina SA	2,062	229,827
Getlink SE	19,833	370,796
Hermes International	1,429	3,100,844
Ipsen SA	1,694	205,498
Kering SA	3,378	2,162,022
Klepierre SA	9,648	244,696
La Francaise des Jeux SAEM*	4,711	201,486
Legrand SA	12,036	1,138,718
L'Oreal SA	10,895	5,199,840
LVMH Moet Hennessy Louis Vuitton SE	12,486	11,998,232
Orange SA	89,924	1,170,397
Pernod Ricard SA	9,301	2,148,536
Publicis Groupe SA	10,298	844,046
Remy Cointreau SA	1,046	181,199
Renault SA†	8,671	322,111
Safran SA	15,418	2,398,969
Sanofi	51,456	5,671,487
Sartorius Stedim Biotech	1,247	334,690
Schneider Electric SE	24,473	4,275,658
SEB SA	1,117	128,042
Societe Generale SA	36,392	885,613
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	3,988	$ 427,563
Teleperformance	2,665	530,978
Thales SA	4,810	733,824
TotalEnergies SE	112,236	7,154,902
Valeo	9,336	182,648
Veolia Environnement SA	29,999	951,146
Vinci SA	24,277	3,006,159
Vivendi SE	32,503	357,335
Wendel SE	1,204	135,021
Worldline SA*†	10,782	468,784
		83,475,007
Germany — 8.3%
adidas AG	7,307	1,284,817
Allianz SE	18,193	4,563,930
BASF SE	41,399	2,137,555
Bayer AG	44,315	2,918,523
Bayerische Motoren Werke AG	14,924	1,668,085
Bayerische Motoren Werke AG (Preference Shares)	2,668	283,246
Bechtle AG	3,679	170,597
Beiersdorf AG	4,543	634,003
Brenntag SE	6,964	566,754
Carl Zeiss Meditec AG	1,805	242,643
Commerzbank AG†	47,981	533,202
Continental AG	4,962	347,008
Covestro AG*	8,708	381,810
Daimler Truck Holding AG†	20,402	674,013
Delivery Hero SE*†	7,751	308,812
Deutsche Bank AG	93,157	1,021,964
Deutsche Boerse AG	8,564	1,631,662
Deutsche Lufthansa AG†	26,847	287,827
Deutsche Post AG	44,679	2,144,360
Deutsche Telekom AG	146,204	3,525,146
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	5,133	641,814
E.ON SE	101,196	1,339,328
Evonik Industries AG	9,404	204,835
Fresenius Medical Care AG & Co. KGaA	9,258	449,440
Fresenius SE & Co. KGaA	19,040	550,282
GEA Group AG	6,827	319,956
Hannover Rueck SE	2,718	579,851
HeidelbergCement AG	6,528	493,679
HelloFresh SE†	7,403	198,013
Henkel AG & Co. KGaA	4,688	346,227
Henkel AG & Co. KGaA (Preference Shares)	8,031	648,272
Infineon Technologies AG	58,863	2,137,247
Knorr-Bremse AG	3,258	228,011
LEG Immobilien SE	3,340	207,754
Mercedes-Benz Group AG	36,194	2,819,073
Merck KGaA	5,825	1,043,912
MTU Aero Engines AG	2,409	631,216
Muenchener Rueckversicherungs-Gesellschaft AG	6,320	2,373,081
Nemetschek SE	2,594	201,569
Porsche Automobil Holding SE (Preference Shares)	6,902	384,019
Puma SE	4,735	276,279
Rational AG	229	165,395
Rheinmetall AG	1,963	574,930
RWE AG	28,956	1,358,344

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	47,103	$ 6,380,587
Sartorius AG (Preference Shares)	1,097	424,835
Scout24 SE*	3,597	224,108
Siemens AG	34,508	5,661,406
Siemens Energy AG	23,419	573,025
Siemens Healthineers AG*	12,711	790,559
Symrise AG	5,985	721,769
Telefonica Deutschland Holding AG	46,760	158,028
United Internet AG	4,356	74,679
Volkswagen AG	1,323	221,570
Volkswagen AG (Preference Shares)	8,365	1,141,572
Vonovia SE	32,285	698,156
Zalando SE*†	10,094	413,553
		60,982,331
Hong Kong — 2.0%
AIA Group, Ltd.	533,400	5,820,025
BOC Hong Kong Holdings, Ltd.	167,000	526,968
CLP Holdings, Ltd.	74,000	551,531
Galaxy Entertainment Group, Ltd.†	98,000	696,707
Hang Lung Properties, Ltd.	91,000	166,579
Hang Seng Bank, Ltd.	34,500	512,018
Henderson Land Development Co., Ltd.	65,349	232,911
Hong Kong & China Gas Co., Ltd.	504,967	448,501
Hong Kong Exchanges & Clearing, Ltd.	54,300	2,265,466
Link REIT	114,240	748,438
MTR Corp., Ltd.	70,000	350,026
New World Development Co., Ltd.	68,500	182,869
Power Assets Holdings, Ltd.	62,500	357,250
Sino Land Co., Ltd.	156,000	210,185
Sun Hung Kai Properties, Ltd.	65,500	912,424
Swire Pacific, Ltd., Class A	21,500	170,641
Swire Properties, Ltd.	52,400	140,910
Techtronic Industries Co., Ltd.	62,000	673,021
		14,966,470
Ireland — 0.8%
AIB Group PLC	48,201	207,894
Bank of Ireland Group PLC	48,244	499,508
CRH PLC	33,698	1,629,636
DCC PLC	4,423	275,504
Flutter Entertainment PLC†	7,529	1,507,280
James Hardie Industries PLC CDI	20,087	447,863
Kerry Group PLC, Class A	7,178	755,809
Kingspan Group PLC	6,967	483,134
Smurfit Kappa Group PLC	11,151	412,655
		6,219,283
Isle of Man — 0.1%
Entain PLC	26,539	483,139
Israel — 0.6%
Azrieli Group, Ltd.	1,906	111,323
Bank Hapoalim BM	57,244	492,879
Bank Leumi Le-Israel BM	69,585	551,514
Bezeq The Israeli Telecommunication Corp., Ltd.	93,150	126,759
Check Point Software Technologies, Ltd.†	4,522	575,922
CyberArk Software, Ltd.†	1,829	227,893
Elbit Systems, Ltd.	1,192	220,380
Security Description	Shares or Principal Amount	Value

Israel (continued)
First International Bank of Israel, Ltd.	2,489	$ 90,428
ICL Group, Ltd.	31,982	198,512
Israel Discount Bank, Ltd., Class A	55,757	277,224
Mizrahi Tefahot Bank, Ltd.†	6,951	227,768
NICE, Ltd.†	2,864	586,504
Teva Pharmaceutical Industries, Ltd. ADR†	50,057	436,998
Tower Semiconductor, Ltd.†	4,892	216,325
Wix.com, Ltd.†	2,581	225,141
		4,565,570
Italy — 1.8%
Amplifon SpA	5,593	205,643
Assicurazioni Generali SpA	50,067	1,042,117
DiaSorin SpA	1,131	122,852
Enel SpA	366,601	2,504,893
Eni SpA	112,687	1,707,643
FinecoBank Banca Fineco SpA	27,500	416,419
Infrastrutture Wireless Italiane SpA*	15,095	209,921
Intesa Sanpaolo SpA	728,064	1,914,413
Mediobanca Banca di Credito Finanziario SpA	26,782	287,309
Moncler SpA	9,252	685,942
Nexi SpA*†	26,604	220,876
Poste Italiane SpA*	23,430	243,994
Prysmian SpA	11,482	469,278
Recordati Industria Chimica e Farmaceutica SpA	4,696	216,116
Snam SpA	90,892	504,399
Telecom Italia SpA†	447,529	131,684
Terna - Rete Elettrica Nazionale SpA	63,419	548,918
UniCredit SpA	86,592	1,713,635
		13,146,052
Japan — 20.3%
Advantest Corp.	8,200	636,737
Aeon Co., Ltd.	29,500	601,243
AGC, Inc.	8,700	323,250
Aisin Corp.	6,600	193,709
Ajinomoto Co., Inc.	20,600	739,625
ANA Holdings, Inc.†	7,200	156,855
Asahi Group Holdings, Ltd.	20,600	795,932
Asahi Intecc Co., Ltd.	9,800	177,409
Asahi Kasei Corp.	56,600	400,632
Astellas Pharma, Inc.	82,800	1,248,759
Azbil Corp.	5,200	145,457
Bandai Namco Holdings, Inc.	27,000	613,048
BayCurrent Consulting, Inc.	6,000	208,730
Bridgestone Corp.	25,800	1,035,042
Brother Industries, Ltd.	10,600	166,297
Canon, Inc.	45,100	1,077,098
Capcom Co., Ltd.	7,800	293,292
Central Japan Railway Co.	6,500	804,572
Chiba Bank, Ltd.	23,800	155,154
Chubu Electric Power Co., Inc.	29,100	325,233
Chugai Pharmaceutical Co., Ltd.	30,300	782,103
Concordia Financial Group, Ltd.	48,800	184,957
CyberAgent, Inc.	19,300	168,338
Dai Nippon Printing Co., Ltd.	10,000	286,732
Daifuku Co., Ltd.	13,650	251,912
Dai-ichi Life Holdings, Inc.	44,200	820,528
Daiichi Sankyo Co., Ltd.	79,000	2,709,256
Daikin Industries, Ltd.	11,200	2,037,650

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daito Trust Construction Co., Ltd.	2,800	$ 264,954
Daiwa House Industry Co., Ltd.	27,100	691,642
Daiwa House REIT Investment Corp.	99	210,814
Daiwa Securities Group, Inc.	59,900	278,281
Denso Corp.	19,500	1,176,748
Dentsu Group, Inc.	9,100	327,705
Disco Corp.	3,900	444,253
East Japan Railway Co.	13,600	780,070
Eisai Co., Ltd.	11,400	659,113
ENEOS Holdings, Inc.	138,350	491,803
FANUC Corp.	43,500	1,473,656
Fast Retailing Co., Ltd.	7,900	1,870,262
Fuji Electric Co., Ltd.	5,700	230,132
FUJIFILM Holdings Corp.	16,300	850,230
Fujitsu, Ltd.	8,900	1,185,969
GLP J-REIT	202	231,145
GMO Payment Gateway, Inc.	1,900	148,784
Hakuhodo DY Holdings, Inc.	10,500	123,710
Hamamatsu Photonics KK	6,300	333,964
Hankyu Hanshin Holdings, Inc.	10,300	321,343
Hikari Tsushin, Inc.	900	122,672
Hirose Electric Co., Ltd.	1,335	180,232
Hitachi Construction Machinery Co., Ltd.	4,900	120,774
Hitachi, Ltd.	43,700	2,424,794
Honda Motor Co., Ltd.	73,500	1,951,794
Hoshizaki Corp.	4,900	172,715
Hoya Corp.	16,100	1,695,948
Hulic Co., Ltd.	17,200	148,109
Ibiden Co., Ltd.	5,100	200,917
Idemitsu Kosan Co., Ltd.	9,396	199,849
Iida Group Holdings Co., Ltd.	6,600	117,382
Inpex Corp.	46,900	517,332
Isuzu Motors, Ltd.	26,200	308,731
ITOCHU Corp.	53,600	1,781,117
Itochu Techno-Solutions Corp.	4,300	111,359
Japan Airlines Co., Ltd.	6,500	123,694
Japan Exchange Group, Inc.	22,700	368,485
Japan Metropolitan Fund Investment Corp.	313	229,084
Japan Post Bank Co., Ltd.	66,200	529,269
Japan Post Holdings Co., Ltd.	107,200	884,773
Japan Post Insurance Co., Ltd.	9,000	146,099
Japan Real Estate Investment Corp.	56	221,981
Japan Tobacco, Inc.	54,100	1,164,031
JFE Holdings, Inc.	22,100	261,460
JSR Corp.	8,000	185,884
Kajima Corp.	19,000	251,568
Kansai Electric Power Co., Inc.	31,800	343,884
Kao Corp.	21,000	849,845
KDDI Corp.	72,700	2,270,259
Keio Corp.	4,600	170,635
Keisei Electric Railway Co., Ltd.	5,800	204,485
Keyence Corp.	8,800	3,971,527
Kikkoman Corp.	6,600	390,795
Kintetsu Group Holdings Co., Ltd.	7,700	260,066
Kirin Holdings Co., Ltd.	37,100	603,185
Kobayashi Pharmaceutical Co., Ltd.	2,300	143,450
Kobe Bussan Co., Ltd.	6,824	191,058
Koei Tecmo Holdings Co., Ltd.	5,320	97,825
Koito Manufacturing Co., Ltd.	9,400	181,745
Security Description	Shares or Principal Amount	Value

Japan (continued)
Komatsu, Ltd.	41,700	$ 1,031,668
Konami Group Corp.	4,200	207,101
Kose Corp.	1,500	174,455
Kubota Corp.	45,700	690,542
Kurita Water Industries, Ltd.	4,700	197,063
Kyocera Corp.	14,500	761,363
Kyowa Kirin Co., Ltd.	12,200	271,959
Lasertec Corp.	3,365	464,804
LIXIL Corp.	12,900	203,288
M3, Inc.	19,900	488,589
Makita Corp.	10,100	283,583
Marubeni Corp.	69,700	990,347
MatsukiyoCocokara & Co.	5,200	277,943
Mazda Motor Corp.	25,700	231,547
McDonald's Holdings Co. Japan, Ltd.	3,900	162,299
MEIJI Holdings Co., Ltd.	10,000	241,312
Minebea Mitsumi, Inc.	16,400	304,052
MISUMI Group, Inc.	12,800	323,290
Mitsubishi Chemical Group Corp.	57,800	339,474
Mitsubishi Corp.	56,500	2,096,280
Mitsubishi Electric Corp.	87,100	1,079,880
Mitsubishi Estate Co., Ltd.	50,800	627,747
Mitsubishi HC Capital, Inc.	29,600	153,678
Mitsubishi Heavy Industries, Ltd.	14,500	549,547
Mitsubishi UFJ Financial Group, Inc.	539,200	3,401,337
Mitsui & Co., Ltd.	64,700	2,025,698
Mitsui Chemicals, Inc.	8,300	209,620
Mitsui Fudosan Co., Ltd.	40,900	812,528
Mitsui OSK Lines, Ltd.	15,500	383,596
Mizuho Financial Group, Inc.	108,780	1,580,816
MonotaRO Co., Ltd.	11,300	171,204
MS&AD Insurance Group Holdings, Inc.	19,300	633,933
Murata Manufacturing Co., Ltd.	25,900	1,507,722
NEC Corp.	11,100	427,114
Nexon Co., Ltd.	21,500	485,426
NGK Insulators, Ltd.	10,700	134,095
Nidec Corp.	20,200	1,000,911
Nihon M&A Center Holdings, Inc.	13,568	103,365
Nintendo Co., Ltd.	49,800	2,100,355
Nippon Building Fund, Inc.	69	289,317
Nippon Express Holdings, Inc.	3,500	205,365
Nippon Paint Holdings Co., Ltd.	37,400	338,643
Nippon Prologis REIT, Inc.	96	218,771
Nippon Sanso Holdings Corp.	7,800	140,603
Nippon Shinyaku Co., Ltd.	2,200	100,606
Nippon Steel Corp.	36,400	777,142
Nippon Telegraph & Telephone Corp.	53,900	1,643,809
Nippon Yusen KK	21,900	517,376
Nissan Chemical Corp.	5,700	253,673
Nissan Motor Co., Ltd.	104,600	382,545
Nisshin Seifun Group, Inc.	8,900	107,872
Nissin Foods Holdings Co., Ltd.	2,800	270,024
Nitori Holdings Co., Ltd.	3,600	458,927
Nitto Denko Corp.	6,400	413,990
Nomura Holdings, Inc.	131,200	471,315
Nomura Real Estate Holdings, Inc.	5,400	134,422
Nomura Real Estate Master Fund, Inc.	191	223,479
Nomura Research Institute, Ltd.	17,900	452,012
NTT Data Corp.	28,500	387,101
Obayashi Corp.	29,100	243,023
OBIC Co., Ltd.	3,100	477,211

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Odakyu Electric Railway Co., Ltd.	13,200	$ 184,328
Oji Holdings Corp.	36,400	143,005
Olympus Corp.	55,100	963,864
Omron Corp.	8,400	493,631
Ono Pharmaceutical Co., Ltd.	16,300	329,876
Open House Group Co., Ltd.	3,500	140,153
Oracle Corp. Japan	1,700	122,123
Oriental Land Co., Ltd.	45,000	1,591,245
ORIX Corp.	53,900	917,859
Osaka Gas Co., Ltd.	16,800	278,201
Otsuka Corp.	5,100	185,484
Otsuka Holdings Co., Ltd.	17,600	602,635
Pan Pacific International Holdings Corp.	17,200	322,359
Panasonic Holdings Corp.	99,600	937,911
Persol Holdings Co., Ltd.	7,981	164,524
Rakuten Group, Inc.	39,400	196,321
Recruit Holdings Co., Ltd.	65,000	1,832,428
Renesas Electronics Corp.†	52,879	690,898
Resona Holdings, Inc.	97,400	483,846
Ricoh Co., Ltd.	24,700	204,592
Rohm Co., Ltd.	3,900	294,123
SBI Holdings, Inc.	11,100	216,713
SCSK Corp.	7,006	105,610
Secom Co., Ltd.	9,500	606,895
Seiko Epson Corp.	12,600	192,503
Sekisui Chemical Co., Ltd.	16,500	235,014
Sekisui House, Ltd.	27,800	571,592
Seven & i Holdings Co., Ltd.	34,000	1,539,862
SG Holdings Co., Ltd.	12,900	185,804
Sharp Corp.†	10,300	72,499
Shimadzu Corp.	10,700	334,741
Shimano, Inc.	3,300	512,342
Shimizu Corp.	24,800	151,550
Shin-Etsu Chemical Co., Ltd.	83,500	2,389,909
Shionogi & Co., Ltd.	11,900	533,099
Shiseido Co., Ltd.	18,000	902,950
Shizuoka Financial Group, Inc.	20,000	150,681
SMC Corp.	2,600	1,301,933
SoftBank Corp.	129,500	1,458,585
SoftBank Group Corp.	54,400	2,054,538
Sompo Holdings, Inc.	14,100	588,400
Sony Group Corp.	56,900	5,405,533
Square Enix Holdings Co., Ltd.	3,900	191,951
Subaru Corp.	27,800	452,015
SUMCO Corp.	15,739	216,742
Sumitomo Chemical Co., Ltd.	66,800	225,674
Sumitomo Corp.	50,800	911,078
Sumitomo Electric Industries, Ltd.	32,100	409,306
Sumitomo Metal Mining Co., Ltd.	11,200	413,891
Sumitomo Mitsui Financial Group, Inc.	58,900	2,418,033
Sumitomo Mitsui Trust Holdings, Inc.	14,900	537,708
Sumitomo Realty & Development Co., Ltd.	14,000	326,550
Suntory Beverage & Food, Ltd.	6,300	236,544
Suzuki Motor Corp.	16,600	577,177
Sysmex Corp.	7,600	489,225
T&D Holdings, Inc.	23,800	291,349
Taisei Corp.	8,200	278,758
Takeda Pharmaceutical Co., Ltd.	67,800	2,254,187
TDK Corp.	17,500	602,947
Security Description	Shares or Principal Amount	Value

Japan (continued)
Terumo Corp.	29,100	$ 870,789
TIS, Inc.	10,215	280,261
Tobu Railway Co., Ltd.	8,500	216,791
Toho Co., Ltd.	5,000	198,345
Tokio Marine Holdings, Inc.	82,800	1,665,878
Tokyo Electric Power Co. Holdings, Inc.†	68,500	245,642
Tokyo Electron, Ltd.	20,100	2,295,455
Tokyo Gas Co., Ltd.	17,700	363,459
Tokyu Corp.	23,900	337,415
Toppan, Inc.	11,800	250,837
Toray Industries, Inc.	62,600	354,981
Toshiba Corp.	17,600	569,340
Tosoh Corp.	11,700	156,332
TOTO, Ltd.	6,400	219,714
Toyota Industries Corp.	6,600	383,600
Toyota Motor Corp.	478,400	6,569,011
Toyota Tsusho Corp.	9,600	398,883
Trend Micro, Inc.	6,000	293,182
Unicharm Corp.	18,200	733,871
USS Co., Ltd.	9,300	156,191
Welcia Holdings Co., Ltd.	4,300	90,044
West Japan Railway Co.	9,900	429,137
Yakult Honsha Co., Ltd.	5,800	436,834
Yamaha Corp.	6,300	248,446
Yamaha Motor Co., Ltd.	13,400	346,934
Yamato Holdings Co., Ltd.	12,800	220,039
Yaskawa Electric Corp.	10,800	440,829
Yokogawa Electric Corp.	10,300	167,341
Z Holdings Corp.	120,400	329,775
ZOZO, Inc.	5,600	117,673
		149,980,020
Jersey — 0.7%
Experian PLC	41,554	1,468,348
Glencore PLC	464,618	2,741,520
WPP PLC	48,308	560,706
		4,770,574
Luxembourg — 0.2%
ArcelorMittal SA (XAMS)	23,740	673,671
Aroundtown SA	44,871	60,894
Eurofins Scientific SE	6,073	424,679
Tenaris SA	21,285	305,762
		1,465,006
Netherlands — 5.6%
ABN AMRO Bank NV CVA*	18,205	291,608
Adyen NV*†	977	1,564,603
Aegon NV	80,879	368,606
AerCap Holdings NV†	7,480	421,573
Airbus SE	26,666	3,743,325
Akzo Nobel NV	8,186	681,043
Argenx SE (BSE)†	2,496	963,415
ASM International NV	2,111	769,012
ASML Holding NV (XAMS)	18,185	11,578,682
CNH Industrial NV	46,124	648,930
Davide Campari-Milano NV	23,442	302,088
Euronext NV*	3,865	307,549
EXOR NV†	4,888	402,424
Ferrari NV	5,682	1,583,106
Heineken Holding NV	5,197	498,408
Heineken NV	11,683	1,340,988

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
IMCD NV	2,569	$ 386,808
ING Groep NV	168,096	2,087,418
JDE Peet's NV	4,500	136,821
Just Eat Takeaway.com NV *†	8,281	145,456
Koninklijke Ahold Delhaize NV	47,135	1,623,226
Koninklijke DSM NV	7,878	1,032,118
Koninklijke KPN NV	148,894	542,797
Koninklijke Philips NV	40,085	847,266
NN Group NV	12,576	470,192
OCI NV	4,725	124,506
Prosus NV	36,155	2,707,602
QIAGEN NV†	10,263	458,364
Randstad NV	5,390	293,014
Stellantis NV	101,464	1,678,041
STMicroelectronics NV	30,806	1,319,778
Universal Music Group NV	32,694	715,157
Wolters Kluwer NV	11,616	1,539,380
		41,573,304
New Zealand — 0.3%
Auckland International Airport, Ltd.†	56,471	309,026
EBOS Group, Ltd.	7,310	200,284
Fisher & Paykel Healthcare Corp., Ltd.	26,024	446,060
Mercury NZ, Ltd.	31,029	121,786
Meridian Energy, Ltd.	57,741	195,267
Spark New Zealand, Ltd.	84,495	273,800
Xero, Ltd.†	6,087	377,781
		1,924,004
Norway — 0.6%
Adevinta ASA†	13,039	100,584
Aker BP ASA	14,244	340,584
DNB Bank ASA	41,929	737,450
Equinor ASA	42,939	1,234,017
Gjensidige Forsikring ASA	8,982	156,294
Kongsberg Gruppen ASA	4,010	179,890
Mowi ASA	18,661	355,966
Norsk Hydro ASA	60,618	445,954
Orkla ASA	33,683	242,114
Salmar ASA	2,945	130,781
Telenor ASA	31,563	393,951
Yara International ASA	7,463	300,769
		4,618,354
Portugal — 0.2%
EDP - Energias de Portugal SA	132,013	728,325
Galp Energia SGPS SA	22,480	272,412
Jeronimo Martins SGPS SA	12,694	320,697
		1,321,434
Singapore — 1.2%
CapitaLand Ascendas REIT	151,479	326,136
CapitaLand Ascott Trust	6,687	5,432
CapitaLand Integrated Commercial Trust	239,479	365,667
Capitaland Investment, Ltd.	117,300	328,577
City Developments, Ltd.	18,300	95,629
DBS Group Holdings, Ltd.	81,700	2,026,293
Genting Singapore, Ltd.	271,600	230,872
Jardine Cycle & Carriage, Ltd.	4,500	114,681
Keppel Corp., Ltd.	65,700	304,916
Mapletree Logistics Trust	151,577	198,315
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Mapletree Pan Asia Commercial Trust	105,700	$ 139,902
Oversea-Chinese Banking Corp., Ltd.	152,600	1,444,631
Seatrium, Ltd.†	2,089,086	194,680
Singapore Airlines, Ltd.	60,050	264,096
Singapore Exchange, Ltd.	38,700	278,623
Singapore Technologies Engineering, Ltd.	70,100	190,702
Singapore Telecommunications, Ltd.	372,200	713,686
United Overseas Bank, Ltd.	53,200	1,130,533
UOL Group, Ltd.	20,800	108,523
Venture Corp., Ltd.	12,400	158,164
Wilmar International, Ltd.	86,200	254,681
		8,874,739
Spain — 2.5%
Acciona SA	1,107	205,302
ACS Actividades de Construccion y Servicios SA	9,779	336,720
Aena SME SA*	3,381	570,953
Amadeus IT Group SA†	20,306	1,428,622
Banco Bilbao Vizcaya Argentaria SA	272,006	2,000,986
Banco Santander SA	757,561	2,670,432
CaixaBank SA	199,828	740,021
Cellnex Telecom SA*	25,494	1,074,069
Corp. ACCIONA Energias Renovables SA	2,968	106,596
EDP Renovaveis SA	11,341	252,463
Enagas SA	11,162	223,588
Endesa SA	14,244	319,767
Ferrovial SA	22,016	691,056
Grifols SA†	13,377	137,677
Iberdrola SA	277,176	3,595,973
Industria de Diseno Textil SA	49,168	1,691,172
Naturgy Energy Group SA	6,522	203,262
Red Electrica Corp. SA	18,291	332,982
Repsol SA	62,192	913,532
Siemens Gamesa Renewable Energy SA†	10,707	212,955
Telefonica SA	234,281	1,066,483
		18,774,611
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	170,000	223,507
Unibail-Rodamco-Westfield†	5,316	285,799
		509,306
Sweden — 3.0%
Alfa Laval AB	13,068	479,996
Assa Abloy AB, Class B	45,177	1,075,880
Atlas Copco AB, Class A	121,071	1,752,901
Atlas Copco AB, Class B	70,355	903,205
Boliden AB	12,328	441,526
Electrolux AB, Class B	9,876	148,925
Embracer Group AB†	29,296	153,033
Epiroc AB, Class A	29,639	593,235
Epiroc AB, Class B	17,578	302,171
EQT AB	16,036	345,933
Essity AB, Class B	27,450	831,685
Evolution AB*	8,242	1,099,951
Fastighets AB Balder, Class B†	28,338	132,014
Getinge AB, Class B	10,254	260,438
H & M Hennes & Mauritz AB, Class B	32,919	482,170
Hexagon AB, Class B	87,733	1,003,745

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Holmen AB, Class B	4,207	$ 159,146
Husqvarna AB, Class B	18,793	162,247
Industrivarden AB, Class A	5,890	168,626
Industrivarden AB, Class C	6,908	197,630
Indutrade AB	12,249	294,564
Investment AB Latour, Class B	6,650	144,160
Investor AB, Class A	22,479	493,246
Investor AB, Class B	82,122	1,765,505
Kinnevik AB, Class B†	10,865	178,918
L E Lundbergforetagen AB, Class B	3,414	163,882
Lifco AB, Class B	10,449	238,244
Nibe Industrier AB, Class B	68,309	765,597
Sagax AB, Class B	8,536	209,521
Sandvik AB	48,059	981,815
Securitas AB, Class B	22,100	198,550
Skandinaviska Enskilda Banken AB, Class A	72,836	829,968
Skanska AB, Class B	15,257	249,679
SKF AB, Class B	17,292	314,399
Svenska Cellulosa AB SCA, Class B	27,309	374,885
Svenska Handelsbanken AB, Class A	65,744	581,531
Swedbank AB, Class A	40,819	710,870
Swedish Orphan Biovitrum AB†	7,686	187,117
Tele2 AB, Class B	25,680	272,707
Telefonaktiebolaget LM Ericsson, Class B	131,561	726,572
Telia Co. AB	119,818	333,840
Volvo AB, Class A	8,961	190,437
Volvo AB, Class B	68,017	1,406,974
Volvo Car AB, Class B†	26,724	110,368
		22,417,806
Switzerland — 9.9%
ABB, Ltd.	70,901	2,559,110
Adecco Group AG	7,236	248,207
Alcon, Inc.	22,523	1,638,662
Bachem Holding AG	1,490	163,040
Baloise Holding AG	2,066	345,483
Banque Cantonale Vaudoise	1,358	142,755
Barry Callebaut AG	161	343,584
BKW AG	952	162,807
Chocoladefabriken Lindt & Spruengli AG	5	614,725
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	47	580,517
Cie Financiere Richemont SA	23,546	3,890,810
Clariant AG	9,691	161,322
Coca-Cola HBC AG	9,094	277,575
Credit Suisse Group AG†	162,353	146,572
EMS-Chemie Holding AG	315	258,638
Geberit AG	1,617	920,875
Givaudan SA	417	1,458,689
Holcim AG	24,986	1,646,043
Julius Baer Group, Ltd.	9,637	690,523
Kuehne & Nagel International AG	2,449	725,034
Logitech International SA	7,803	460,898
Lonza Group AG	3,357	2,089,346
Nestle SA	124,047	15,904,177
Novartis AG	97,584	9,987,787
Partners Group Holding AG	1,023	993,386
Roche Holding AG	31,691	9,933,157
Roche Holding AG (BR)	1,202	407,335
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Schindler Holding AG	1,053	$ 224,471
Schindler Holding AG (Participation Certificate)	1,835	408,542
SGS SA	7,175	647,956
SIG Group AG	13,734	366,752
Sika AG	6,583	1,810,210
Sonova Holding AG	2,345	742,607
Straumann Holding AG	5,031	756,617
Swatch Group AG (TRQX)	2,353	148,375
Swatch Group AG (XEGT)	1,305	445,642
Swiss Life Holding AG	1,389	914,845
Swiss Prime Site AG	3,461	313,506
Swiss Re AG	13,595	1,366,405
Swisscom AG	1,167	800,015
Temenos AG	2,872	241,530
UBS Group AG	151,040	3,069,839
VAT Group AG*	1,217	429,352
Zurich Insurance Group AG	6,787	3,282,751
		72,720,472
United Kingdom — 13.8%
3i Group PLC	43,869	977,102
Abrdn PLC	91,489	245,352
Admiral Group PLC	8,196	238,062
Anglo American PLC	57,275	1,758,993
Antofagasta PLC	17,788	326,837
Ashtead Group PLC	19,808	1,140,797
Associated British Foods PLC	16,058	395,092
AstraZeneca PLC	69,896	10,285,048
Auto Trader Group PLC*	42,042	336,495
Aviva PLC	126,331	672,140
BAE Systems PLC	139,340	1,776,531
Barclays PLC	715,192	1,442,752
Barratt Developments PLC	45,187	284,325
Berkeley Group Holdings PLC	4,923	275,133
BP PLC	818,587	5,505,288
British American Tobacco PLC	95,928	3,543,882
British Land Co. PLC	39,487	198,681
BT Group PLC	313,264	625,140
Bunzl PLC	15,215	605,924
Burberry Group PLC	17,359	566,106
Coca-Cola Europacific Partners PLC	9,265	597,315
Compass Group PLC	79,244	2,088,837
Croda International PLC	6,294	552,603
Diageo PLC	102,549	4,684,685
Dowlais Group PLC†	60,916	101,514
GSK PLC	183,472	3,323,669
Haleon PLC	228,931	1,010,775
Halma PLC	17,112	498,308
Hargreaves Lansdown PLC	15,978	161,772
Hikma Pharmaceuticals PLC	7,450	172,547
HSBC Holdings PLC	900,728	6,482,882
Imperial Brands PLC	40,387	998,897
Informa PLC	64,285	584,107
InterContinental Hotels Group PLC	7,909	543,477
Intertek Group PLC	7,275	380,208
J Sainsbury PLC	79,331	275,989
JD Sports Fashion PLC	115,839	235,163
Johnson Matthey PLC	8,247	203,654
Kingfisher PLC	88,101	285,544
Land Securities Group PLC	31,882	270,875
Legal & General Group PLC	269,213	795,051
Lloyds Banking Group PLC	3,034,792	1,843,020

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	17,050	$ 1,787,542
M&G PLC	100,611	259,923
Melrose Industries PLC	60,916	313,450
Mondi PLC	21,886	348,260
National Grid PLC	164,973	2,366,408
NatWest Group PLC	239,548	793,302
Next PLC	5,826	493,902
Ocado Group PLC†	25,924	165,423
Pearson PLC	29,154	324,017
Persimmon PLC	14,316	236,845
Phoenix Group Holdings PLC	33,619	250,262
Prudential PLC	123,922	1,898,476
Reckitt Benckiser Group PLC	32,282	2,610,783
RELX PLC	86,396	2,873,890
Rentokil Initial PLC	113,674	904,029
Rio Tinto PLC	50,727	3,221,076
Rolls-Royce Holdings PLC†	377,160	722,273
Sage Group PLC	45,921	473,386
Schroders PLC	39,995	245,063
Segro PLC	54,499	574,047
Severn Trent PLC	11,334	417,815
Shell PLC	318,362	9,794,342
Smith & Nephew PLC	39,178	648,029
Smiths Group PLC	15,990	338,434
Spirax-Sarco Engineering PLC	3,313	462,921
SSE PLC	48,757	1,124,921
St. James's Place PLC	24,548	372,916
Standard Chartered PLC	110,990	877,772
Taylor Wimpey PLC	160,045	258,685
Tesco PLC	333,885	1,180,860
Unilever PLC	114,347	6,368,876
United Utilities Group PLC	30,735	417,868
Vodafone Group PLC	1,175,611	1,413,263
Whitbread PLC	9,113	372,593
		102,202,224
Total Common Stocks (cost $620,128,704)		709,195,843
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
United States — 0.2%
iShares MSCI EAFE ETF (cost $1,158,816)	16,900	1,244,178
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	51,831
Total Long-Term Investment Securities (cost $621,287,520)		710,491,852
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.48%, 12/28/2023(1) (cost $2,522,110)	$ 2,600,000	$ 2,524,155
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $17,289,827 and collateralized by $14,292,300 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $17,633,549 (cost $17,287,753)	17,287,753	17,287,753
TOTAL INVESTMENTS (cost $641,097,383)	98.9%	730,303,760
Other assets less liabilities	1.1	8,439,456
NET ASSETS	100.0%	$738,743,216
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $11,445,944 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
BR—Bearer Shares
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
254	Long	MSCI EAFE Index	June 2023	$24,816,237	$27,299,920	$2,483,683
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation*
Banks	10.0%
Pharmaceuticals	9.3
Insurance	5.0
Food	4.7
Oil & Gas	4.3
Auto Manufacturers	3.3
Telecommunications	3.1
Semiconductors	2.9
Electric	2.9
Chemicals	2.7
Mining	2.7
Apparel	2.6
Commercial Services	2.5
Repurchase Agreements	2.3
Cosmetics/Personal Care	2.2
Beverages	2.0
Healthcare-Products	1.9
Machinery-Diversified	1.9
Retail	1.9
Building Materials	1.8
Electronics	1.7
Transportation	1.5
Diversified Financial Services	1.4
Aerospace/Defense	1.4
Software	1.4
Distribution/Wholesale	1.4
Engineering & Construction	1.3
Miscellaneous Manufacturing	1.3
Machinery-Construction & Mining	1.2
Computers	1.2
Entertainment	1.0
Biotechnology	0.9
Electrical Components & Equipment	0.9
Internet	0.8
Home Furnishings	0.8
Agriculture	0.8
Auto Parts & Equipment	0.8
Healthcare-Services	0.8
REITS	0.7
Real Estate	0.7
Investment Companies	0.5
Household Products/Wares	0.5
Iron/Steel	0.4
Private Equity	0.4
Toys/Games/Hobbies	0.4
Short-Term Investments	0.4
Food Service	0.4
Lodging	0.4
Media	0.3
Hand/Machine Tools	0.3
Gas	0.3
Advertising	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Packaging & Containers	0.3
Home Builders	0.2
Forest Products & Paper	0.2
Energy-Alternate Sources	0.2
Office/Business Equipment	0.2
Unaffiliated Investment Companies	0.2
Leisure Time	0.2

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Holding Companies-Diversified	0.1%
Pipelines	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$1,528,186	$3,004,226	$—	$4,532,412
Israel	1,465,954	3,099,616	—	4,565,570
Netherlands	421,573	41,151,731	—	41,573,304
Spain	212,955	18,561,656	—	18,774,611
United Kingdom	698,829	101,503,395	—	102,202,224
Other Countries	—	537,547,722	—	537,547,722
Unaffiliated Investment Companies	1,244,178	—	—	1,244,178
Warrants	51,831	—	—	51,831
Short-Term Investments	—	2,524,155	—	2,524,155
Repurchase Agreements	—	17,287,753	—	17,287,753
Total Investments at Value	$5,623,506	$724,680,254	$—	$730,303,760
Other Financial Instruments:†
Futures Contracts	$2,483,683	$—	$—	$2,483,683
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 0.7%
Mercury Systems, Inc.†	36,926	$ 1,760,262
Apparel — 2.1%
Crocs, Inc.†	15,471	1,913,299
Kontoor Brands, Inc.	37,350	1,687,099
On Holding AG, Class A†	41,325	1,340,996
		4,941,394
Auto Parts & Equipment — 2.0%
Fox Factory Holding Corp.†	26,129	2,896,922
Gentherm, Inc.†	30,180	1,800,237
		4,697,159
Biotechnology — 4.6%
Abcam PLC ADR†	147,379	2,400,804
Apellis Pharmaceuticals, Inc.†	20,122	1,678,778
Cytokinetics, Inc.†	24,489	915,889
Guardant Health, Inc.†	61,300	1,382,928
Halozyme Therapeutics, Inc.†	49,839	1,601,327
Intra-Cellular Therapies, Inc.†	27,541	1,711,673
Karuna Therapeutics, Inc.†	6,737	1,336,890
		11,028,289
Building Materials — 1.7%
AAON, Inc.	21,035	2,061,430
AZEK Co., Inc.†	77,542	2,104,490
		4,165,920
Chemicals — 0.8%
Element Solutions, Inc.	108,338	1,966,335
Commercial Services — 6.4%
ASGN, Inc.†	20,985	1,502,316
Clarivate PLC†	83,554	740,288
Flywire Corp.†	78,006	2,275,435
GXO Logistics, Inc.†	41,382	2,198,626
Morningstar, Inc.	14,379	2,563,919
R1 RCM, Inc.†	156,590	2,441,238
Shift4 Payments, Inc., Class A†	25,967	1,759,784
Stride, Inc.†	45,878	1,970,919
		15,452,525
Computers — 2.1%
ExlService Holdings, Inc.†	13,589	2,424,006
KBR, Inc.	47,522	2,695,923
		5,119,929
Distribution/Wholesale — 2.3%
SiteOne Landscape Supply, Inc.†	13,543	2,000,843
WESCO International, Inc.	23,684	3,410,496
		5,411,339
Diversified Financial Services — 1.9%
Avantax, Inc.†	33,256	843,705
LPL Financial Holdings, Inc.	7,156	1,494,459
TMX Group, Ltd.	22,972	2,326,617
		4,664,781
Electrical Components & Equipment — 0.7%
Littelfuse, Inc.	6,753	1,635,847
Electronics — 2.4%
Arrow Electronics, Inc.†	15,742	1,801,357
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Flex, Ltd.†	116,536	$ 2,397,145
Mesa Laboratories, Inc.	9,623	1,602,326
		5,800,828
Energy-Alternate Sources — 0.6%
Shoals Technologies Group, Inc., Class A†	71,686	1,497,521
Engineering & Construction — 2.0%
AECOM	29,242	2,428,548
Construction Partners, Inc., Class A†	94,521	2,451,875
		4,880,423
Entertainment — 0.9%
International Game Technology PLC	14,402	405,272
Marriott Vacations Worldwide Corp.	13,656	1,837,552
		2,242,824
Environmental Control — 1.8%
Clean Harbors, Inc.†	30,278	4,395,155
Food — 3.3%
Grocery Outlet Holding Corp.†	49,630	1,477,981
Performance Food Group Co.†	36,984	2,318,527
Post Holdings, Inc.†	23,938	2,166,150
Simply Good Foods Co.†	51,737	1,881,675
		7,844,333
Gas — 0.8%
New Jersey Resources Corp.	35,785	1,847,937
Healthcare-Products — 9.0%
10X Genomics, Inc., Class A†	43,620	2,286,997
Axonics, Inc.†	25,405	1,459,771
Inspire Medical Systems, Inc.†	7,821	2,093,134
Insulet Corp.†	9,166	2,915,155
iRhythm Technologies, Inc.†	20,281	2,664,923
Lantheus Holdings, Inc.†	25,397	2,170,174
Natera, Inc.†	57,079	2,895,047
Penumbra, Inc.†	8,253	2,344,842
Repligen Corp.†	18,068	2,739,651
		21,569,694
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	32,935	2,380,871
Surgery Partners, Inc.†	59,627	2,364,807
		4,745,678
Home Builders — 0.8%
Cavco Industries, Inc.†	6,180	1,855,360
Insurance — 2.9%
BRP Group, Inc., Class A†	93,098	2,345,139
Hanover Insurance Group, Inc.	7,108	849,832
Kinsale Capital Group, Inc.	5,226	1,707,386
Selective Insurance Group, Inc.	21,705	2,090,843
		6,993,200
Internet — 0.9%
Shutterstock, Inc.	32,131	2,152,777
Leisure Time — 2.1%
Planet Fitness, Inc., Class A†	39,320	3,269,065
Topgolf Callaway Brands Corp.†	82,225	1,822,928
		5,091,993

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	25,031	$ 1,707,615
Machinery-Construction & Mining — 1.6%
BWX Technologies, Inc.	35,936	2,320,747
Terex Corp.	35,578	1,586,423
		3,907,170
Machinery-Diversified — 1.3%
Chart Industries, Inc.†	9,416	1,253,270
Nordson Corp.	8,536	1,846,422
		3,099,692
Metal Fabricate/Hardware — 1.5%
RBC Bearings, Inc.†	8,213	1,864,433
Valmont Industries, Inc.	6,141	1,784,329
		3,648,762
Mining — 0.2%
MP Materials Corp.†	17,238	373,547
Oil & Gas — 4.0%
Chord Energy Corp.	15,934	2,267,886
Matador Resources Co.	53,158	2,606,337
Permian Resources Corp.	189,632	1,981,654
Range Resources Corp.	58,899	1,557,879
SM Energy Co.	41,063	1,153,049
		9,566,805
Oil & Gas Services — 0.9%
ChampionX Corp.	78,883	2,136,152
Pharmaceuticals — 1.6%
Pacira BioSciences, Inc.†	41,053	1,860,111
Prestige Consumer Healthcare, Inc.†	32,145	1,977,882
		3,837,993
REITS — 1.9%
EastGroup Properties, Inc.	16,564	2,758,900
Terreno Realty Corp.	29,211	1,799,105
		4,558,005
Retail — 4.2%
Academy Sports & Outdoors, Inc.	31,396	1,994,274
Freshpet, Inc.†	29,830	2,057,375
Texas Roadhouse, Inc.	17,097	1,891,270
Wingstop, Inc.	20,108	4,023,812
		9,966,731
Semiconductors — 6.3%
Allegro MicroSystems, Inc.†	66,797	2,389,329
Diodes, Inc.†	22,961	1,829,992
Impinj, Inc.†	31,635	2,796,850
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Lattice Semiconductor Corp.†	37,604	$ 2,997,039
MKS Instruments, Inc.	20,771	1,742,064
Power Integrations, Inc.	24,180	1,759,820
Silicon Laboratories, Inc.†	11,064	1,541,215
		15,056,309
Software — 16.0%
Altair Engineering, Inc., Class A†	49,311	3,404,925
Blackline, Inc.†	26,217	1,460,549
CCC Intelligent Solutions Holdings, Inc.†	193,050	1,675,674
Clearwater Analytics Holdings, Inc., Class A†	76,468	1,178,372
Confluent, Inc., Class A†	65,940	1,450,680
Descartes Systems Group, Inc.†	34,673	2,745,408
DigitalOcean Holdings, Inc.†	30,780	970,801
Doximity, Inc., Class A†	50,307	1,848,782
Evolent Health, Inc., Class A†	73,501	2,676,171
Gitlab, Inc., Class A†	34,179	1,037,675
Guidewire Software, Inc.†	31,038	2,364,785
HashiCorp, Inc., Class A†	27,948	749,286
Manhattan Associates, Inc.†	20,415	3,382,357
PagerDuty, Inc.†	54,723	1,644,973
Paycor HCM, Inc.†	64,926	1,525,761
Procore Technologies, Inc.†	42,258	2,257,000
Smartsheet, Inc., Class A†	44,281	1,809,765
Sprout Social, Inc., Class A†	41,005	2,019,906
Verra Mobility Corp.†	110,578	1,874,297
Workiva, Inc.†	25,074	2,342,413
		38,419,580
Telecommunications — 1.1%
Calix, Inc.†	9,890	451,973
Iridium Communications, Inc.	34,002	2,158,107
		2,610,080
Transportation — 1.2%
Saia, Inc.†	9,534	2,838,939
Water — 0.7%
American States Water Co.	19,544	1,734,530
TOTAL INVESTMENTS (cost $229,496,822)	98.0%	235,223,413
Other assets less liabilities	2.0	4,753,550
NET ASSETS	100.0%	$239,976,963
†	Non-income producing security
ADR—American Depositary Receipt

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$235,223,413	$—	$—	$235,223,413
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 1.0%
Interpublic Group of Cos., Inc.	114,665	$ 4,096,980
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	9,644	4,479,156
Raytheon Technologies Corp.	24,253	2,422,875
		6,902,031
Agriculture — 0.8%
British American Tobacco PLC ADR	90,979	3,370,772
Auto Manufacturers — 0.3%
General Motors Co.	32,054	1,059,064
Auto Parts & Equipment — 0.9%
Mobileye Global, Inc., Class A†	97,046	3,652,811
Banks — 3.7%
Columbia Banking System, Inc.	96,819	2,068,054
JPMorgan Chase & Co.	95,455	13,195,699
		15,263,753
Beverages — 5.3%
Coca-Cola Co.	93,221	5,980,127
Constellation Brands, Inc., Class A	36,073	8,277,671
PepsiCo, Inc.	40,778	7,784,113
		22,041,911
Biotechnology — 2.4%
Gilead Sciences, Inc.	78,695	6,469,516
Seagen, Inc.†	17,458	3,491,600
		9,961,116
Building Materials — 1.0%
Vulcan Materials Co.	23,806	4,168,907
Chemicals — 1.7%
DuPont de Nemours, Inc.	41,721	2,908,788
Valvoline, Inc.	114,782	3,965,718
		6,874,506
Commercial Services — 1.3%
Equifax, Inc.	24,897	5,188,037
Computers — 7.0%
Amdocs, Ltd.	38,508	3,513,855
Apple, Inc.	142,453	24,171,425
Crowdstrike Holdings, Inc., Class A†	11,095	1,331,955
		29,017,235
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	152,866	1,814,519
Diversified Financial Services — 9.3%
American Express Co.	49,028	7,910,177
Capital One Financial Corp.	43,867	4,268,259
Charles Schwab Corp.	96,713	5,052,287
Intercontinental Exchange, Inc.	63,181	6,882,306
Mastercard, Inc., Class A	18,985	7,214,870
Rocket Cos., Inc., Class A†	196,504	1,750,851
Visa, Inc., Class A	22,045	5,130,533
		38,209,283
Electric — 2.3%
Dominion Energy, Inc.	97,909	5,594,520
FirstEnergy Corp.	101,788	4,051,163
		9,645,683
Security Description	Shares or Principal Amount	Value

Electronics — 0.9%
Hubbell, Inc.	13,483	$ 3,631,242
Healthcare-Products — 2.3%
Boston Scientific Corp.†	54,271	2,828,605
Zimmer Biomet Holdings, Inc.	47,367	6,557,487
		9,386,092
Healthcare-Services — 4.9%
Catalent, Inc.†	37,800	1,894,536
HCA Healthcare, Inc.	22,580	6,487,912
Tenet Healthcare Corp.†	67,701	4,963,837
UnitedHealth Group, Inc.	13,812	6,796,747
		20,143,032
Household Products/Wares — 0.6%
Clorox Co.	13,718	2,271,975
Insurance — 2.5%
Allstate Corp.	7,384	854,772
Arthur J. Gallagher & Co.	12,074	2,512,116
Equitable Holdings, Inc.	265,929	6,911,495
		10,278,383
Internet — 9.8%
Airbnb, Inc., Class A†	39,055	4,673,712
Alphabet, Inc., Class A†	84,427	9,062,394
Amazon.com, Inc.†	57,604	6,074,342
Meta Platforms, Inc., Class A†	52,178	12,539,417
Netflix, Inc.†	17,675	5,831,513
Uber Technologies, Inc.†	65,445	2,032,067
		40,213,445
Machinery-Diversified — 2.9%
Deere & Co.	10,259	3,878,107
Otis Worldwide Corp.	96,578	8,238,104
		12,116,211
Oil & Gas — 3.8%
Exxon Mobil Corp.	133,016	15,741,113
Pharmaceuticals — 4.9%
AstraZeneca PLC ADR	82,942	6,073,013
Eli Lilly & Co.	18,685	7,396,644
Merck & Co., Inc.	57,920	6,688,023
		20,157,680
Pipelines — 0.7%
Cheniere Energy, Inc.	4,463	682,839
Magellan Midstream Partners LP	41,463	2,313,635
		2,996,474
REITS — 3.3%
American Tower Corp.	12,606	2,576,540
Prologis, Inc.	88,383	11,069,971
		13,646,511
Retail — 2.2%
O'Reilly Automotive, Inc.†	2,338	2,144,671
Starbucks Corp.	59,147	6,759,910
		8,904,581
Semiconductors — 5.7%
Advanced Micro Devices, Inc.†	67,070	5,994,046
Applied Materials, Inc.	45,055	5,092,567
Monolithic Power Systems, Inc.	7,516	3,472,166
NVIDIA Corp.	8,552	2,373,094

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	37,075	$ 4,330,360
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,479	2,232,180
		23,494,413
Software — 11.8%
Electronic Arts, Inc.	5,360	682,221
Fiserv, Inc.†	48,092	5,872,995
Manhattan Associates, Inc.†	10,807	1,790,504
Microsoft Corp.	92,779	28,507,275
ServiceNow, Inc.†	11,687	5,369,241
Synopsys, Inc.†	8,971	3,331,112
Tyler Technologies, Inc.†	8,096	3,068,627
		48,621,975
Telecommunications — 1.0%
Motorola Solutions, Inc.	2,413	703,148
T-Mobile US, Inc.†	25,077	3,608,581
		4,311,729
Transportation — 2.8%
Union Pacific Corp.	7,917	1,549,357
United Parcel Service, Inc., Class B	55,121	9,911,307
		11,460,664
Total Long-Term Investment Securities (cost $365,258,391)		408,642,128
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $2,007,853 and collateralized by $1,659,800 of United States Treasury Notes, bearing interest at 1.44% due 07/15/2025 and having an approximate value of $2,047,828 (cost $2,007,613)	$2,007,613	$ 2,007,613
TOTAL INVESTMENTS (cost $367,266,004)	99.7%	410,649,741
Other assets less liabilities	0.3	1,381,778
NET ASSETS	100.0%	$412,031,519
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$408,642,128	$—	$—	$408,642,128
Repurchase Agreements	—	2,007,613	—	2,007,613
Total Investments at Value	$408,642,128	$2,007,613	$—	$410,649,741
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 1.8%
Howmet Aerospace, Inc.	166,781	$ 7,386,731
Apparel — 3.7%
LVMH Moet Hennessy Louis Vuitton SE	9,940	9,551,692
NIKE, Inc., Class B	45,259	5,735,221
		15,286,913
Auto Manufacturers — 0.3%
Rivian Automotive, Inc., Class A†	78,632	1,008,062
Banks — 1.7%
JPMorgan Chase & Co.	50,145	6,932,045
Biotechnology — 2.2%
Argenx SE ADR†	6,036	2,341,244
Illumina, Inc.†	32,633	6,708,039
		9,049,283
Chemicals — 2.7%
Linde PLC	20,820	7,691,949
Sherwin-Williams Co.	13,469	3,199,426
		10,891,375
Commercial Services — 3.3%
CoStar Group, Inc.†	173,680	13,364,676
Computers — 9.1%
Apple, Inc.	217,812	36,958,340
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	31,728	4,961,625
Diversified Financial Services — 7.6%
Charles Schwab Corp.	69,730	3,642,695
Mastercard, Inc., Class A	72,313	27,481,110
		31,123,805
Entertainment — 1.0%
Caesars Entertainment, Inc.†	88,477	4,007,123
Healthcare-Products — 1.9%
Danaher Corp.	33,374	7,906,634
Healthcare-Services — 2.9%
UnitedHealth Group, Inc.	24,041	11,830,336
Internet — 14.3%
Alphabet, Inc., Class C†	85,901	9,296,206
Amazon.com, Inc.†	257,510	27,154,429
Booking Holdings, Inc.†	3,599	9,668,030
Meta Platforms, Inc., Class A†	50,403	12,112,849
		58,231,514
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 3.0%
Deere & Co.	32,841	$ 12,414,555
Mining — 1.1%
Freeport-McMoRan, Inc.	115,887	4,393,276
Pharmaceuticals — 3.1%
AbbVie, Inc.	83,832	12,668,692
Private Equity — 2.1%
Blackstone, Inc.	95,746	8,552,990
REITS — 2.6%
American Tower Corp.	51,300	10,485,207
Retail — 2.3%
TJX Cos., Inc.	121,213	9,554,009
Semiconductors — 13.7%
Advanced Micro Devices, Inc.†	169,313	15,131,503
Analog Devices, Inc.	23,272	4,186,167
ASML Holding NV (NASDAQ)	17,591	11,203,004
Marvell Technology, Inc.	95,089	3,754,114
NVIDIA Corp.	44,939	12,470,123
Texas Instruments, Inc.	54,511	9,114,239
		55,859,150
Software — 15.9%
Atlassian Corp., Class A†	32,328	4,773,552
Microsoft Corp.	143,585	44,117,927
Workday, Inc., Class A†	85,654	15,943,636
		64,835,115
Total Long-Term Investment Securities (cost $274,919,566)		397,701,456
SHORT-TERM INVESTMENTS — 1.1%
Commercial Paper — 1.1%
Credit Agricole SA
4.76%, 05/01/2023 (cost $4,600,000)	$4,600,000	4,598,166
TOTAL INVESTMENTS (cost $279,519,566)	98.6%	402,299,622
Other assets less liabilities	1.4	5,834,397
NET ASSETS	100.0%	$408,134,019
†	Non-income producing security
ADR—American Depositary Receipt
NASDAQ—National Association of Securities Dealers Automated Quotations

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$5,735,221	$9,551,692	$—	$15,286,913
Other Industries	382,414,543	—	—	382,414,543
Short-Term Investments	—	4,598,166	—	4,598,166
Total Investments at Value	$388,149,764	$14,149,858	$—	$402,299,622
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.6%
Advertising — 0.1%
Dentsu Group, Inc.	500	$ 18,006
Hakuhodo DY Holdings, Inc.	700	8,248
Publicis Groupe SA	523	42,866
Trade Desk, Inc., Class A†	3,342	215,024
WPP PLC	2,388	27,717
		311,861
Aerospace/Defense — 0.7%
Airbus SE	1,366	191,757
BAE Systems PLC	6,786	86,519
Dassault Aviation SA	50	9,778
Elbit Systems, Ltd.	56	10,353
General Dynamics Corp.	711	155,240
Kawasaki Heavy Industries, Ltd.	400	8,692
Leonardo SpA	876	10,439
MTU Aero Engines AG	118	30,919
Northrop Grumman Corp.	2,090	964,054
Raytheon Technologies Corp.	2,273	227,073
Rolls-Royce Holdings PLC†	18,585	35,591
Saab AB, Series B	177	9,950
Safran SA	9,094	1,414,984
Singapore Technologies Engineering, Ltd.	3,800	10,338
Thales SA	237	36,157
		3,201,844
Agriculture — 0.1%
British American Tobacco PLC	4,966	183,460
Imperial Brands PLC	2,109	52,162
Japan Tobacco, Inc.	2,500	53,791
Olam Group, Ltd.	2,400	2,895
Philip Morris International, Inc.	1,708	170,749
Wilmar International, Ltd.	7,000	20,682
		483,739
Airlines — 0.0%
ANA Holdings, Inc.†	400	8,714
Deutsche Lufthansa AG†	1,294	13,873
easyJet PLC†	1,231	7,708
Japan Airlines Co., Ltd.	300	5,709
Qantas Airways, Ltd.†	1,927	8,439
Singapore Airlines, Ltd.	2,900	12,754
		57,197
Apparel — 1.2%
adidas AG	2,271	399,318
Asics Corp.	400	11,195
Burberry Group PLC	900	29,351
Columbia Sportswear Co.	582	48,620
Hermes International	78	169,255
Kering SA	161	103,045
LPP SA	2	5,766
LVMH Moet Hennessy Louis Vuitton SE	3,556	3,417,084
NIKE, Inc., Class B	6,354	805,179
Puma SE	228	13,304
Ralph Lauren Corp.	1,194	137,059
		5,139,176
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	709	79,246
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Bayerische Motoren Werke AG (Preference Shares)	132	$ 14,014
Daimler Truck Holding AG†	1,151	38,025
Ferrari NV	285	79,406
Honda Motor Co., Ltd.	3,700	98,254
Isuzu Motors, Ltd.	1,300	15,319
Mazda Motor Corp.	1,300	11,712
Mercedes-Benz Group AG	1,734	135,057
Mitsubishi Motors Corp.†	1,400	5,358
Nissan Motor Co., Ltd.	5,300	19,383
Porsche Automobil Holding SE (Preference Shares)	341	18,973
Stellantis NV	39,911	660,060
Subaru Corp.	1,400	22,763
Suzuki Motor Corp.	1,100	38,247
Tesla, Inc.†	8,061	1,324,503
Toyota Motor Corp.	27,900	383,101
Volkswagen AG (Preference Shares)	407	55,543
Volvo AB, Class A	498	10,583
Volvo AB, Class B	46,203	955,738
Volvo Car AB, Class B†	1,162	4,799
		3,970,084
Auto Parts & Equipment — 0.1%
Aisin Corp.	400	11,740
Bridgestone Corp.	1,400	56,165
Cie Generale des Etablissements Michelin SCA	1,586	50,556
Continental AG	238	16,644
Denso Corp.	1,100	66,381
Koito Manufacturing Co., Ltd.	600	11,601
NGK Insulators, Ltd.	600	7,519
Niterra Co., Ltd.	400	8,366
Pirelli & C SpA*	879	4,600
Stanley Electric Co., Ltd.	400	9,011
Sumitomo Electric Industries, Ltd.	1,800	22,952
Toyota Industries Corp.	500	29,061
		294,596
Banks — 4.3%
ANZ Group Holdings, Ltd.	6,671	107,922
Banca Mediolanum SpA	474	4,283
Banco Bilbao Vizcaya Argentaria SA	13,392	98,517
Banco BPM SpA	3,366	13,678
Banco Santander SA	37,300	131,484
Bank Central Asia Tbk PT	752,100	464,864
Bank Hapoalim BM	2,703	23,273
Bank Leumi Le-Israel BM	3,428	27,170
Bank of America Corp.	88,619	2,594,764
Bank of Kyoto, Ltd.	200	9,826
Bank Polska Kasa Opieki SA	380	8,801
Barclays PLC	33,266	67,107
BAWAG Group AG*	184	8,999
Bendigo & Adelaide Bank, Ltd.	1,224	7,032
BNP Paribas SA	2,523	163,344
CaixaBank SA	9,027	33,430
Chiba Bank, Ltd.	1,500	9,779
Citigroup, Inc.	2,285	107,555
Citizens Financial Group, Inc.	4,996	154,576
Commerzbank AG†	2,312	25,693
Commonwealth Bank of Australia	3,749	247,318
Concordia Financial Group, Ltd.	2,400	9,096
Credit Agricole SA	3,041	37,204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Credit Suisse Group AG†	8,444	$ 7,623
Cullen/Frost Bankers, Inc.	330	36,383
Danske Bank A/S	1,497	31,641
DBS Group Holdings, Ltd.	62,300	1,545,141
Deutsche Bank AG	4,590	50,354
DNB Bank ASA	1,995	35,088
Erste Group Bank AG	793	28,923
FinecoBank Banca Fineco SpA	1,341	20,306
First Citizens BancShares, Inc., Class A	83	83,596
Fukuoka Financial Group, Inc.	300	5,612
Hang Seng Bank, Ltd.	1,600	23,746
HDFC Bank, Ltd. ADR	27,068	1,889,346
HSBC Holdings PLC	44,349	319,197
ING Bank Slaski SA†	76	2,898
ING Groep NV	8,279	102,809
Intesa Sanpaolo SpA	37,957	99,806
Israel Discount Bank, Ltd., Class A	2,719	13,519
Japan Post Bank Co., Ltd.	3,300	26,384
KBC Group NV	8,159	582,585
Lloyds Banking Group PLC	581,889	353,379
M&T Bank Corp.	2,954	371,613
Macquarie Group, Ltd.	806	97,971
Mediobanca Banca di Credito Finanziario SpA	1,404	15,062
Mitsubishi UFJ Financial Group, Inc.	69,600	439,045
Mizrahi Tefahot Bank, Ltd.†	332	10,879
Mizuho Financial Group, Inc.	5,640	81,962
Morgan Stanley	15,953	1,435,291
National Australia Bank, Ltd.	6,976	133,517
NatWest Group PLC	11,236	37,210
Nordea Bank Abp	59,686	664,905
Northern Trust Corp.	1,425	111,378
Oversea-Chinese Banking Corp., Ltd.	8,900	84,254
PNC Financial Services Group, Inc.	1,757	228,849
Powszechna Kasa Oszczednosci Bank Polski SA	1,915	14,814
Raiffeisen Bank International AG†	293	4,505
Regions Financial Corp.	4,545	82,992
Resona Holdings, Inc.	5,100	25,335
Santander Bank Polska SA	73	5,945
Shinsei Bank, Ltd.†	200	3,573
Skandinaviska Enskilda Banken AB, Class A	3,781	43,085
Skandinaviska Enskilda Banken AB, Class C	34	434
Societe Generale SA	1,669	40,616
Standard Chartered PLC	5,400	42,706
Sumitomo Mitsui Financial Group, Inc.	3,100	127,265
Sumitomo Mitsui Trust Holdings, Inc.	700	25,261
Svenska Handelsbanken AB, Class A	3,413	30,189
Svenska Handelsbanken AB, Class B	83	913
Swedbank AB, Class A	2,037	35,475
Toronto-Dominion Bank	38,286	2,319,173
Truist Financial Corp.	10,236	333,489
UBS Group AG	7,828	159,102
UniCredit SpA	4,298	85,056
United Overseas Bank, Ltd.	3,400	72,252
US Bancorp	10,271	352,090
Wells Fargo & Co.	33,997	1,351,381
Westpac Banking Corp.	7,793	116,314
		18,597,952
Security Description	Shares or Principal Amount	Value

Beverages — 1.4%
Anheuser-Busch InBev SA NV	2,200	$ 143,239
Asahi Group Holdings, Ltd.	1,200	46,365
Budweiser Brewing Co. APAC, Ltd.*	3,800	10,961
Carlsberg A/S, Class B	216	35,678
Coca-Cola Co.	69,504	4,458,682
Coca-Cola Europacific Partners PLC	447	28,818
Coca-Cola HBC AG	453	13,827
Constellation Brands, Inc., Class A	601	137,912
Davide Campari-Milano NV	1,370	17,655
Diageo PLC	16,706	763,170
Endeavour Group, Ltd.	3,023	13,612
Heineken Holding NV	241	23,113
Heineken NV	525	60,260
JDE Peet's NV	284	8,635
Keurig Dr Pepper, Inc.	4,269	139,596
Kirin Holdings Co., Ltd.	1,900	30,891
Pernod Ricard SA	452	104,412
Suntory Beverage & Food, Ltd.	300	11,264
Treasury Wine Estates, Ltd.	1,587	14,624
		6,062,714
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	864	172,109
Amgen, Inc.	568	136,172
Argenx SE (BSE)†	60	23,159
Argenx SE (OTC)†	64	24,703
Biogen, Inc.†	1,533	466,385
CSL, Ltd.	1,112	221,322
Genmab A/S†	150	61,617
Regeneron Pharmaceuticals, Inc.†	3,926	3,147,827
Royalty Pharma PLC, Class A	4,255	149,563
Vertex Pharmaceuticals, Inc.†	2,449	834,448
		5,237,305
Building Materials — 0.6%
AGC, Inc.	500	18,578
Buzzi Unicem SpA	207	5,139
Cie de Saint-Gobain	1,146	66,327
CRH PLC	1,668	80,664
Daikin Industries, Ltd.	700	127,353
Fortune Brands Innovations, Inc.	2,184	141,283
Geberit AG	80	45,560
HeidelbergCement AG	321	24,276
Holcim AG	1,259	82,941
Investment AB Latour, Class B	294	6,373
James Hardie Industries PLC CDI	1,000	22,296
Kingspan Group PLC	340	23,578
LIXIL Corp.	700	11,031
Martin Marietta Materials, Inc.	649	235,717
Mohawk Industries, Inc.†	1,303	137,988
Nibe Industrier AB, Class B	3,405	38,163
Rinnai Corp.	300	7,247
Sika AG	342	94,044
TOTO, Ltd.	400	13,732
Trane Technologies PLC	4,441	825,182
Vulcan Materials Co.	2,765	484,207
		2,491,679
Chemicals — 1.3%
Air Liquide SA	3,413	614,214
Akzo Nobel NV	387	32,197
Asahi Kasei Corp.	3,000	21,235
Axalta Coating Systems, Ltd.†	3,569	112,673

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
BASF SE	2,039	$ 105,280
Brenntag SE	344	27,996
Chr. Hansen Holding A/S	227	17,657
Covestro AG*	430	18,854
Croda International PLC	314	27,569
Dow, Inc.	19,204	1,044,698
Eastman Chemical Co.	4,792	403,822
EMS-Chemie Holding AG	20	16,421
Evonik Industries AG	443	9,649
Givaudan SA	18	62,965
ICL Group, Ltd.	1,587	9,851
Incitec Pivot, Ltd.	4,206	8,900
Johnson Matthey PLC	430	10,619
Kansai Paint Co., Ltd.	600	8,461
Linde PLC	1,405	516,171
Mitsubishi Chemical Group Corp.	3,200	18,794
Mitsubishi Gas Chemical Co., Inc.	500	7,268
Mitsui Chemicals, Inc.	400	10,102
Nippon Paint Holdings Co., Ltd.	2,300	20,826
Nippon Sanso Holdings Corp.	500	9,013
Nissan Chemical Corp.	300	13,351
Nitto Denko Corp.	300	19,406
Novozymes A/S, Class B	460	23,954
PPG Industries, Inc.	5,658	793,591
Shin-Etsu Chemical Co., Ltd.	55,400	1,585,640
Showa Denko KK	400	6,328
Solvay SA, Class A	161	19,335
Sumitomo Chemical Co., Ltd.	3,500	11,824
Symrise AG	291	35,094
Toray Industries, Inc.	3,700	20,981
Tosoh Corp.	700	9,353
Umicore SA	455	14,961
Yara International ASA	359	14,468
		5,703,521
Commercial Services — 1.1%
Adyen NV*†	70	112,100
Amadeus IT Group SA†	1,001	70,425
Ashtead Group PLC	998	57,478
Atlas Arteria, Ltd.	2,679	11,607
Brambles, Ltd.	3,002	28,392
Bureau Veritas SA	636	18,333
Dai Nippon Printing Co., Ltd.	600	17,204
Edenred	555	36,095
Equifax, Inc.	682	142,115
Experian PLC	2,154	76,114
FleetCor Technologies, Inc.†	725	155,092
GMO Payment Gateway, Inc.	100	7,831
IDP Education, Ltd.	445	8,305
Intertek Group PLC	354	18,501
Nexi SpA*†	1,874	15,559
Nihon M&A Center Holdings, Inc.	600	4,571
Persol Holdings Co., Ltd.	400	8,246
Quanta Services, Inc.	2,253	382,199
Randstad NV	270	14,678
Recruit Holdings Co., Ltd.	3,800	107,126
RELX PLC	4,403	146,462
RELX PLC (XAMS)	19,156	637,015
Rentokil Initial PLC	5,598	44,520
S&P Global, Inc.	7,325	2,655,898
Secom Co., Ltd.	500	31,942
Securitas AB, Class B	1,089	9,784
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
SGS SA	350	$ 31,608
Toppan, Inc.	800	17,006
Transurban Group	6,830	67,798
Wise PLC, Class A†	1,020	7,055
Worldline SA*†	551	23,957
		4,965,016
Computers — 2.2%
Apple, Inc.	49,369	8,376,932
AutoStore Holdings, Ltd.*†	2,153	4,616
Capgemini SE	2,297	419,272
Computershare, Ltd.	1,241	18,419
Crowdstrike Holdings, Inc., Class A†	885	106,244
Fujitsu, Ltd.	400	53,302
International Business Machines Corp.	773	97,715
Itochu Techno-Solutions Corp.	300	7,769
Leidos Holdings, Inc.	3,499	326,317
NEC Corp.	700	26,935
Nomura Research Institute, Ltd.	1,000	25,252
NTT Data Corp.	1,500	20,374
OBIC Co., Ltd.	100	15,394
Otsuka Corp.	300	10,911
Ricoh Co., Ltd.	1,600	13,253
SCSK Corp.	300	4,522
Teleperformance	129	25,702
		9,552,929
Cosmetics/Personal Care — 0.4%
Beiersdorf AG	215	30,004
Essity AB, Class A	61	1,850
Essity AB, Class B	1,339	40,569
Estee Lauder Cos., Inc., Class A	696	171,717
Haleon PLC	11,281	49,808
Kao Corp.	1,000	40,469
Kose Corp.	100	11,630
Lion Corp.	600	6,537
L'Oreal SA	1,136	542,177
Procter & Gamble Co.	1,536	240,200
Shiseido Co., Ltd.	900	45,147
Unicharm Corp.	1,000	40,323
Unilever PLC	5,840	325,275
		1,545,706
Distribution/Wholesale — 0.3%
Azelis Group NV	151	3,592
Bunzl PLC	750	29,868
Copart, Inc.†	4,090	323,315
D'ieteren Group	53	9,989
Ferguson PLC	3,326	468,685
ITOCHU Corp.	3,300	109,658
Marubeni Corp.	3,800	53,993
Mitsubishi Corp.	3,300	122,438
Mitsui & Co., Ltd.	3,500	109,582
Seven Group Holdings, Ltd.	338	5,311
Sojitz Corp.	460	9,703
Sumitomo Corp.	2,800	50,217
Toyota Tsusho Corp.	500	20,775
		1,317,126
Diversified Financial Services — 2.5%
Abrdn PLC	4,451	11,937
Acom Co., Ltd.	1,100	2,695
Air Lease Corp.	1,407	56,590

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
American Express Co.	4,232	$ 682,791
Ameriprise Financial, Inc.	1,665	508,025
Amundi SA*	132	8,665
ASX, Ltd.	426	19,364
Capital One Financial Corp.	4,170	405,741
Charles Schwab Corp.	12,925	675,202
CME Group, Inc.	14,949	2,777,076
Daiwa Securities Group, Inc.	3,300	15,331
Deutsche Boerse AG	2,407	458,595
Hargreaves Lansdown PLC	760	7,695
Hong Kong Exchanges & Clearing, Ltd.	2,600	108,475
Japan Exchange Group, Inc.	1,200	19,479
Julius Baer Group, Ltd.	475	34,035
London Stock Exchange Group PLC	844	88,486
Mastercard, Inc., Class A	12,271	4,663,348
Mitsubishi HC Capital, Inc.	1,700	8,826
Nomura Holdings, Inc.	6,600	23,709
Nordnet AB	351	5,530
ORIX Corp.	2,600	44,275
SBI Holdings, Inc.	600	11,714
Schroders PLC	2,186	13,394
Singapore Exchange, Ltd.	1,800	12,959
St. James's Place PLC	1,197	18,184
T. Rowe Price Group, Inc.	896	100,648
Tokyo Century Corp.	100	3,439
		10,786,208
Electric — 2.2%
A2A SpA	3,442	6,080
Chubu Electric Power Co., Inc.	1,700	19,000
CLP Holdings, Ltd.	3,500	26,086
Contact Energy, Ltd.	1,691	8,192
Dominion Energy, Inc.	1,872	106,966
E.ON SE	4,987	66,003
Edison International	1,662	122,323
EDP - Energias de Portugal SA	6,518	35,960
EDP Renovaveis SA	470	10,463
Elia Group SA	80	10,979
Endesa SA	698	15,670
Enel SpA	17,160	117,250
Engie SA	4,110	65,812
Entergy Corp.	888	95,531
EVN AG	92	2,214
Fortum Oyj	957	14,295
Hera SpA	1,736	5,394
HK Electric Investments & HK Electric Investments, Ltd.	5,000	3,157
Iberdrola SA	59,729	774,901
Kansai Electric Power Co., Inc.	1,700	18,384
Mercury NZ, Ltd.	1,407	5,522
Meridian Energy, Ltd.	2,790	9,435
National Grid PLC	8,610	123,504
NextEra Energy, Inc.	38,342	2,938,147
Origin Energy, Ltd.	3,826	21,083
Orsted A/S*	421	37,837
PG&E Corp.†	38,862	664,929
Power Assets Holdings, Ltd.	3,000	17,148
Public Service Enterprise Group, Inc.	13,840	874,688
Red Electrica Corp. SA	951	17,313
RWE AG	60,787	2,851,556
SSE PLC	2,329	53,735
Terna - Rete Elettrica Nazionale SpA	3,092	26,762
Security Description	Shares or Principal Amount	Value

Electric (continued)
Tokyo Electric Power Co. Holdings, Inc.†	1,800	$ 6,455
Verbund AG	72	6,410
Xcel Energy, Inc.	6,040	422,256
		9,601,440
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	1,637	225,792
Brother Industries, Ltd.	700	10,982
Energizer Holdings, Inc.	2,773	92,701
Legrand SA	11,610	1,098,415
Prysmian SpA	596	24,359
Schneider Electric SE	3,224	563,262
		2,015,511
Electronics — 0.8%
ABB, Ltd.	3,797	137,049
Assa Abloy AB, Class B	2,202	52,440
Garmin, Ltd.	1,234	121,142
Halma PLC	834	24,286
Hirose Electric Co., Ltd.	100	13,501
Honeywell International, Inc.	752	150,280
Hoya Corp.	17,300	1,822,354
Hubbell, Inc.	799	215,187
Ibiden Co., Ltd.	300	11,819
Jabil, Inc.	1,748	136,606
Keysight Technologies, Inc.†	666	96,330
Kyocera Corp.	800	42,006
Mettler-Toledo International, Inc.†	84	125,286
Minebea Mitsumi, Inc.	900	16,686
Murata Manufacturing Co., Ltd.	1,400	81,499
Nidec Corp.	1,200	59,460
Sartorius AG (Preference Shares)	61	23,623
Shimadzu Corp.	600	18,771
TD SYNNEX Corp.	1,125	100,170
TDK Corp.	900	31,009
Venture Corp., Ltd.	600	7,653
Yokogawa Electric Corp.	500	8,123
		3,295,280
Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	123	4,418
SolarEdge Technologies, Inc.†	530	151,384
Vestas Wind Systems A/S	2,243	61,883
		217,685
Engineering & Construction — 0.8%
Acciona SA	54	10,015
Ackermans & van Haaren NV	50	8,809
ACS Actividades de Construccion y Servicios SA	497	17,113
AECOM	1,479	122,831
Aena SME SA*	164	27,695
Aeroports de Paris†	61	9,700
Auckland International Airport, Ltd.†	2,655	14,529
Bouygues SA	463	16,971
Cellnex Telecom SA*	1,319	55,570
CK Infrastructure Holdings, Ltd.	1,500	8,552
Eiffage SA	173	20,599
Ferrovial SA	1,096	34,402
Infrastrutture Wireless Italiane SpA*	770	10,708
Japan Airport Terminal Co., Ltd.	200	9,779

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Kajima Corp.	1,000	$ 13,240
Keppel Corp., Ltd.	3,000	13,923
Lendlease Corp., Ltd.	1,491	7,369
Obayashi Corp.	1,500	12,527
Shimizu Corp.	1,500	9,166
Skanska AB, Class B	880	14,401
Strabag SE	27	1,177
Taisei Corp.	400	13,598
Vantage Towers Ag	122	4,375
Vinci SA	24,976	3,092,714
Worley, Ltd.	805	8,027
		3,557,790
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,458	36,659
Entain PLC	1,295	23,575
Evolution AB*	426	56,853
Flutter Entertainment PLC†	339	67,867
Genting Singapore, Ltd.	12,400	10,541
Lottery Corp., Ltd.	4,892	16,333
Oriental Land Co., Ltd.	2,500	88,402
Toho Co., Ltd.	300	11,901
Universal Music Group NV	1,691	36,989
		349,120
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	300	12,578
TOMRA Systems ASA	506	7,756
		20,334
Food — 0.8%
Aeon Co., Ltd.	1,900	38,724
Ajinomoto Co., Inc.	1,200	43,085
Albertsons Cos., Inc., Class A	5,105	106,695
Associated British Foods PLC	782	19,240
Axfood AB	234	5,804
Barry Callebaut AG	10	21,341
Carrefour SA	1,289	26,820
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	37,054
CK Hutchison Holdings, Ltd.	6,000	40,352
Coles Group, Ltd.	2,972	35,797
Danone SA	1,411	93,368
DFI Retail Group Holdings, Ltd.	600	1,802
Dino Polska SA*†	105	10,701
Etablissements Franz Colruyt NV	124	3,445
J Sainsbury PLC	3,907	13,592
Jeronimo Martins SGPS SA	615	15,537
Kerry Group PLC, Class A	343	36,116
Kesko Oyj, Class A	216	4,483
Kesko Oyj, Class B	607	12,653
Kikkoman Corp.	500	29,606
Kobe Bussan Co., Ltd.	300	8,399
Koninklijke Ahold Delhaize NV	2,240	77,141
Kraft Heinz Co.	5,071	199,138
Leroy Seafood Group ASA	606	3,189
MEIJI Holdings Co., Ltd.	600	14,479
Mowi ASA	1,001	19,094
Nestle SA	14,897	1,909,958
Nisshin Seifun Group, Inc.	700	8,484
Nissin Foods Holdings Co., Ltd.	200	19,287
Ocado Group PLC†	1,597	10,191
Security Description	Shares or Principal Amount	Value

Food (continued)
Orkla ASA	1,669	$ 11,997
Post Holdings, Inc.†	1,869	169,126
Salmar ASA	148	6,572
Seven & i Holdings Co., Ltd.	1,800	81,522
Sysco Corp.	1,035	79,426
Tate & Lyle PLC	870	8,921
Tesco PLC	16,447	58,169
Toyo Suisan Kaisha, Ltd.	200	8,928
WH Group, Ltd.*	17,184	9,587
Woolworths Group, Ltd.	2,701	69,588
Yakult Honsha Co., Ltd.	400	30,127
		3,399,538
Food Service — 0.0%
Compass Group PLC	3,965	104,515
Sodexo SA	187	20,049
		124,564
Forest Products & Paper — 0.0%
Holmen AB, Class B	201	7,604
Mondi PLC	1,068	16,995
Oji Holdings Corp.	2,000	7,857
Smurfit Kappa Group PLC	571	21,130
UPM-Kymmene Oyj	1,186	37,817
		91,403
Gas — 0.0%
Centrica PLC	12,982	18,689
Hong Kong & China Gas Co., Ltd.	24,530	21,787
Naturgy Energy Group SA	410	12,778
Osaka Gas Co., Ltd.	1,000	16,559
Snam SpA	4,506	25,006
Tokyo Gas Co., Ltd.	900	18,481
		113,300
Hand/Machine Tools — 0.0%
Disco Corp.	300	34,173
Fuji Electric Co., Ltd.	300	12,112
Makita Corp.	600	16,847
Schindler Holding AG	46	9,806
Schindler Holding AG (Participation Certificate)	114	25,381
Techtronic Industries Co., Ltd.	4,000	43,421
		141,740
Healthcare-Products — 0.9%
Alcon, Inc.	1,109	80,685
Asahi Intecc Co., Ltd.	500	9,051
Boston Scientific Corp.†	26,832	1,398,484
Carl Zeiss Meditec AG	82	11,023
Cochlear, Ltd.	142	23,224
Coloplast A/S, Class B	2,204	317,643
ConvaTec Group PLC*	3,587	9,914
Cooper Cos., Inc.	569	217,045
Demant A/S†	209	8,926
DiaSorin SpA	56	6,083
EssilorLuxottica SA	676	133,629
Exact Sciences Corp.†	2,661	170,490
Fisher & Paykel Healthcare Corp., Ltd.	1,270	21,768
FUJIFILM Holdings Corp.	900	46,945
Getinge AB, Class B	486	12,344
Insulet Corp.†	537	170,788
Intuitive Surgical, Inc.†	1,058	318,691

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Koninklijke Philips NV	1,975	$ 41,745
Lifco AB, Class B	458	10,443
Medtronic PLC	1,187	107,958
Natera, Inc.†	1,714	86,934
Olympus Corp.	2,800	48,980
QIAGEN NV†	507	22,644
Sartorius Stedim Biotech	53	14,225
Siemens Healthineers AG*	626	38,934
Smith & Nephew PLC	1,965	32,502
Sonova Holding AG	116	36,735
Straumann Holding AG	259	38,951
Sysmex Corp.	400	25,749
Terumo Corp.	1,700	50,871
Thermo Fisher Scientific, Inc.	336	186,446
Zimmer Biomet Holdings, Inc.	828	114,628
		3,814,478
Healthcare-Services — 1.5%
BioMerieux	107	11,210
Eurofins Scientific SE	284	19,860
Fresenius SE & Co. KGaA	914	26,416
HCA Healthcare, Inc.	761	218,658
Laboratory Corp. of America Holdings	694	157,337
Lonza Group AG	165	102,693
Medibank Private, Ltd.	5,963	14,080
Mediclinic International PLC†	901	5,649
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	402	17,224
Sonic Healthcare, Ltd.	1,057	24,864
UnitedHealth Group, Inc.	11,536	5,676,750
Wuxi Biologics Cayman, Inc.*†	8,000	47,855
		6,322,596
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	500	24,203
Swire Pacific, Ltd., Class A	1,000	7,937
Swire Pacific, Ltd., Class B	5,000	6,357
		38,497
Home Builders — 0.0%
Barratt Developments PLC	2,214	13,931
Berkeley Group Holdings PLC	244	13,636
Daiwa House Industry Co., Ltd.	1,600	40,835
Haseko Corp.	600	7,328
Iida Group Holdings Co., Ltd.	300	5,336
Open House Group Co., Ltd.	100	4,004
Persimmon PLC	692	11,449
Sekisui Chemical Co., Ltd.	900	12,819
Sekisui House, Ltd.	1,400	28,785
Taylor Wimpey PLC	8,103	13,097
		151,220
Home Furnishings — 0.2%
Electrolux AB, Class B	496	7,480
Hoshizaki Corp.	300	10,574
Howden Joinery Group PLC	1,290	11,110
Panasonic Holdings Corp.	5,200	48,967
Sharp Corp.†	500	3,519
Sony Group Corp.	8,600	817,005
		898,655
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	219	$ 16,174
Henkel AG & Co. KGaA (Preference Shares)	392	31,643
Reckitt Benckiser Group PLC	1,634	132,148
		179,965
Housewares — 0.0%
Newell Brands, Inc.	8,214	99,800
Insurance — 2.3%
Admiral Group PLC	612	17,776
Aegon NV	3,107	14,160
Ageas SA/NV	392	17,453
AIA Group, Ltd.	158,400	1,728,331
Allianz SE	3,898	977,859
Assicurazioni Generali SpA	2,671	55,595
Aviva PLC	6,237	33,184
AXA SA	4,406	143,841
Baloise Holding AG	102	17,057
Berkshire Hathaway, Inc., Class B†	1,769	581,205
Challenger, Ltd.	1,270	5,083
Chubb, Ltd.	787	158,628
CNA Financial Corp.	1,613	62,762
Dai-ichi Life Holdings, Inc.	2,300	42,697
Direct Line Insurance Group PLC	2,840	6,148
Fairfax Financial Holdings, Ltd.	242	169,158
Gjensidige Forsikring ASA	412	7,169
Great Eastern Holdings, Ltd.	200	2,559
Hannover Rueck SE	131	27,947
Hartford Financial Services Group, Inc.	1,455	103,290
Hiscox, Ltd.	767	11,399
Insurance Australia Group, Ltd.	5,418	17,888
Japan Post Holdings Co., Ltd.	5,300	43,743
Japan Post Insurance Co., Ltd.	400	6,493
Legal & General Group PLC	13,126	38,764
Loews Corp.	5,993	345,017
M&G PLC	5,629	14,542
Mapfre SA	2,165	4,342
MGIC Investment Corp.	6,399	95,153
MS&AD Insurance Group Holdings, Inc.	1,000	32,846
Muenchener Rueckversicherungs-Gesellschaft AG	311	116,777
NN Group NV	656	24,527
Phoenix Group Holdings PLC	1,869	13,913
Powszechny Zaklad Ubezpieczen SA	1,234	11,382
Progressive Corp.	11,995	1,636,118
Prudential PLC	6,106	93,544
QBE Insurance Group, Ltd.	3,212	32,639
Sampo Oyj, Class A	1,076	54,570
Sompo Holdings, Inc.	800	33,384
Storebrand ASA	1,021	7,872
Suncorp Group, Ltd.	2,733	22,691
Swiss Life Holding AG	69	45,446
Swiss Re AG	642	64,526
T&D Holdings, Inc.	1,300	15,914
Talanx AG	117	5,872
Tokio Marine Holdings, Inc.	66,400	1,335,921
Travelers Cos., Inc.	1,211	219,361
Tryg A/S	792	18,716
UnipolSai Assicurazioni SpA	942	2,532
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	2,325

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	913	$ 53,794
Zurich Insurance Group AG	2,954	1,428,797
		10,022,710
Internet — 4.8%
Adevinta ASA†	581	4,482
Allegro.eu SA*†	930	7,354
Alphabet, Inc., Class A†	18,179	1,951,334
Alphabet, Inc., Class C†	9,459	1,023,653
Amazon.com, Inc.†	76,911	8,110,265
Auto Trader Group PLC*	2,130	17,048
Booking Holdings, Inc.†	631	1,695,062
CyberAgent, Inc.	900	7,850
Delivery Hero SE*†	425	16,933
IAC, Inc.†	2,367	122,540
Kakaku.com, Inc.	300	4,134
M3, Inc.	1,000	24,552
Meta Platforms, Inc., Class A†	16,800	4,037,376
MonotaRO Co., Ltd.	500	7,575
Palo Alto Networks, Inc.†	1,696	309,452
Prosus NV	2,581	193,288
Rakuten Group, Inc.	2,400	11,959
Rightmove PLC	1,925	13,933
SEEK, Ltd.	788	12,763
Tencent Holdings, Ltd.	13,400	592,779
Trend Micro, Inc.	300	14,659
Uber Technologies, Inc.†	80,001	2,484,031
Z Holdings Corp.	6,000	16,434
ZOZO, Inc.	200	4,203
		20,683,659
Investment Companies — 0.1%
Aker ASA, Class A	53	3,239
Groupe Bruxelles Lambert NV	222	19,945
HAL Trust	192	26,397
Industrivarden AB, Class A	406	11,623
Industrivarden AB, Class C	377	10,786
Investor AB, Class A	1,233	27,055
Investor AB, Class B	4,047	87,005
Kinnevik AB, Class B†	525	8,645
L E Lundbergforetagen AB, Class B	140	6,720
Melrose Industries PLC	3,001	15,442
Sofina SA	35	8,058
Washington H. Soul Pattinson & Co., Ltd.	545	11,377
		236,292
Iron/Steel — 0.0%
ArcelorMittal SA (XAMS)	1,268	35,982
BlueScope Steel, Ltd.	1,018	13,444
Evraz PLC†(1)	1,200	21
Fortescue Metals Group, Ltd.	3,761	51,993
JFE Holdings, Inc.	1,300	15,380
Mineral Resources, Ltd.	372	18,192
Nippon Steel Corp.	2,100	44,835
SSAB AB, Class A	489	3,480
SSAB AB, Class B	1,367	9,227
voestalpine AG	243	8,435
		200,989
Leisure Time — 0.0%
Shimano, Inc.	200	31,051
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Yamaha Corp.	400	$ 15,774
Yamaha Motor Co., Ltd.	800	20,713
		67,538
Lodging — 0.5%
City Developments, Ltd.	1,300	6,793
Galaxy Entertainment Group, Ltd.†	5,000	35,546
Hilton Worldwide Holdings, Inc.	6,236	898,109
InterContinental Hotels Group PLC	416	28,586
Marriott International, Inc., Class A	7,520	1,273,437
Sands China, Ltd.†	5,200	18,563
Whitbread PLC	448	18,317
		2,279,351
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	1,391	27,841
Epiroc AB, Class B	858	14,749
Hitachi Construction Machinery Co., Ltd.	200	4,930
Hitachi, Ltd.	2,100	116,523
Komatsu, Ltd.	2,200	54,429
Metso Outotec Oyj	1,549	17,131
Mitsubishi Electric Corp.	4,900	60,751
Mitsubishi Heavy Industries, Ltd.	700	26,530
Sandvik AB	2,423	49,501
Siemens Energy AG	878	21,483
Weir Group PLC	577	13,357
		407,225
Machinery-Diversified — 1.3%
ANDRITZ AG	155	10,067
Atlas Copco AB, Class A	38,147	552,303
Atlas Copco AB, Class B	3,466	44,496
Beijer Ref AB	722	11,846
CNH Industrial NV	2,213	31,135
Daifuku Co., Ltd.	900	16,610
Deere & Co.	9,009	3,405,582
Dover Corp.	1,468	214,563
FANUC Corp.	2,000	67,754
GEA Group AG	361	16,919
Hexagon AB, Class B	4,828	55,237
Husqvarna AB, Class B	899	7,761
Ingersoll Rand, Inc.	3,371	192,214
Keyence Corp.	1,400	631,834
Kone Oyj, Class B	896	51,094
Kubota Corp.	2,500	37,776
Middleby Corp.†	704	99,180
Omron Corp.	500	29,383
SMC Corp.	100	50,074
Spirax-Sarco Engineering PLC	162	22,636
Toro Co.	947	98,734
Wartsila Oyj Abp	1,050	12,195
Yaskawa Electric Corp.	600	24,490
		5,683,883
Media — 0.3%
Bollore SE	1,994	13,450
Charter Communications, Inc., Class A†	2,679	987,747
Informa PLC	3,143	28,558
ITV PLC	7,844	7,971
Liberty Broadband Corp., Class C†	1,788	151,587
Liberty Media Corp.-Liberty SiriusXM, Series C†	4,455	124,473

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Nexstar Media Group, Inc.	379	$ 65,738
Pearson PLC	1,662	18,471
Schibsted ASA, Class A	154	2,732
Schibsted ASA, Class B	216	3,512
Vivendi SE	1,778	19,547
Wolters Kluwer NV	566	75,008
		1,498,794
Metal Fabricate/Hardware — 0.0%
MISUMI Group, Inc.	700	17,680
NSK, Ltd.	1,100	6,208
SKF AB, Class A	42	760
SKF AB, Class B	824	14,982
Tenaris SA	1,008	14,480
Timken Co.	1,205	92,604
		146,714
Mining — 0.7%
Anglo American PLC	12,745	391,416
Antofagasta PLC	759	13,946
BHP Group, Ltd.	11,252	332,918
BHP Group, Ltd. (LSE)	20,326	598,034
Boliden AB	608	21,775
Freeport-McMoRan, Inc.	3,740	141,783
Fresnillo PLC	398	3,560
Glencore PLC	26,889	158,661
IGO, Ltd.	1,481	13,518
KGHM Polska Miedz SA	294	8,483
Newcrest Mining, Ltd.	1,985	38,007
Norsk Hydro ASA	3,001	22,078
Northern Star Resources, Ltd.	2,523	22,361
Pilbara Minerals, Ltd.	5,726	16,273
Rio Tinto PLC	14,389	913,676
Rio Tinto, Ltd.	824	61,559
South32, Ltd.	10,155	28,770
Sumitomo Metal Mining Co., Ltd.	600	22,173
		2,808,991
Miscellaneous Manufacturing — 0.4%
Alfa Laval AB	646	23,728
Alstom SA	677	17,028
Carlisle Cos., Inc.	509	109,868
Eaton Corp. PLC	6,318	1,055,864
Indutrade AB	585	14,068
ITT, Inc.	617	52,099
JSR Corp.	500	11,618
Nikon Corp.	800	8,264
Orica, Ltd.	975	10,491
Siemens AG	1,662	272,669
Smiths Group PLC	814	17,229
Toshiba Corp.	1,000	32,349
Trelleborg AB, Class B	534	13,447
		1,638,722
Office/Business Equipment — 0.1%
Canon, Inc.	2,400	57,318
Seiko Epson Corp.	800	12,222
Zebra Technologies Corp., Class A†	516	148,624
		218,164
Oil & Gas — 2.7%
Aker BP ASA	681	16,283
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ampol, Ltd.	529	$ 10,514
BP PLC	163,278	1,098,103
Chevron Corp.	12,221	2,060,216
ConocoPhillips	22,279	2,292,286
Coterra Energy, Inc.	3,615	92,544
DCC PLC	223	13,891
ENEOS Holdings, Inc.	7,200	25,594
Eni SpA	5,553	84,149
EOG Resources, Inc.	3,549	423,999
Equinor ASA	2,328	66,904
Galp Energia SGPS SA	986	11,948
Harbour Energy PLC	1,176	3,660
Idemitsu Kosan Co., Ltd.	500	10,635
Inpex Corp.	2,400	26,473
Neste Oyj	957	46,249
OMV AG	316	14,951
Phillips 66	1,791	177,309
Pioneer Natural Resources Co.	3,905	849,533
Polski Koncern Naftowy Orlen SA	1,174	17,955
Repsol SA	2,957	43,435
Santos, Ltd.	7,314	34,338
Shell PLC	98,950	3,044,177
TotalEnergies SE	17,060	1,087,553
Var Energi ASA	864	2,268
Woodside Energy Group, Ltd.	4,208	95,445
		11,650,412
Oil & Gas Services — 0.4%
Baker Hughes Co.	60,702	1,774,927
TechnipFMC PLC†	8,502	116,392
		1,891,319
Packaging & Containers — 0.1%
D.S. Smith PLC	3,060	11,936
Huhtamaki Oyj	208	7,494
Packaging Corp. of America	1,471	198,967
Stora Enso Oyj, Class A	172	2,294
Stora Enso Oyj, Class R	1,346	17,069
Svenska Cellulosa AB SCA, Class A	68	930
Svenska Cellulosa AB SCA, Class B	1,317	18,079
WestRock Co.	2,729	81,679
		338,448
Pharmaceuticals — 4.5%
AbbVie, Inc.	30,443	4,600,546
AmerisourceBergen Corp.	1,784	297,660
Amplifon SpA	201	7,390
Astellas Pharma, Inc.	4,100	61,835
AstraZeneca PLC	20,314	2,989,162
Bayer AG	2,182	143,703
BellRing Brands, Inc.†	1,692	60,895
Bristol-Myers Squibb Co.	55,366	3,696,788
Chugai Pharmaceutical Co., Ltd.	1,400	36,137
Cigna Group	427	108,155
CVS Health Corp.	2,134	156,444
Daiichi Sankyo Co., Ltd.	4,300	147,466
Dechra Pharmaceuticals PLC	246	11,562
Dexcom, Inc.†	1,824	221,324
DSM-Firmenich AG†	385	50,382
Eisai Co., Ltd.	700	40,472
Elanco Animal Health, Inc.†	5,715	54,121
Eli Lilly & Co.	461	182,492
Grifols SA†	637	6,556

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
GSK PLC	8,901	$ 161,245
Hikma Pharmaceuticals PLC	384	8,894
Ipsen SA	88	10,675
Johnson & Johnson	1,995	326,582
Kobayashi Pharmaceutical Co., Ltd.	100	6,237
Kyowa Kirin Co., Ltd.	600	13,375
Medipal Holdings Corp.	400	6,113
Merck & Co., Inc.	1,336	154,268
Merck KGaA	288	51,613
Nippon Shinyaku Co., Ltd.	100	4,573
Novartis AG	5,339	546,450
Novo Nordisk A/S, Class B	13,230	2,207,002
Ono Pharmaceutical Co., Ltd.	1,000	20,238
Orion Oyj, Class A	66	3,096
Orion Oyj, Class B	235	11,047
Otsuka Holdings Co., Ltd.	1,200	41,089
Recordati Industria Chimica e Farmaceutica SpA	217	9,987
Roche Holding AG	8,790	2,755,118
Roche Holding AG (BR)	59	19,994
Sanofi	2,549	280,951
Santen Pharmaceutical Co., Ltd.	800	6,717
Shionogi & Co., Ltd.	600	26,879
Sumitomo Dainippon Pharma Co., Ltd.	500	3,133
Taisho Pharmaceutical Holdings Co., Ltd.	100	4,313
Takeda Pharmaceutical Co., Ltd.	3,600	119,691
Teva Pharmaceutical Industries, Ltd.†	2,441	21,351
UCB SA	278	25,898
		19,719,619
Pipelines — 0.1%
APA Group	2,621	17,875
Cheniere Energy, Inc.	1,222	186,966
Kinder Morgan, Inc.	12,005	205,886
Williams Cos., Inc.	6,160	186,402
		597,129
Private Equity — 0.2%
3i Group PLC	17,928	399,314
Blackstone, Inc.	2,754	246,015
Capitaland Investment, Ltd.	5,400	15,126
EQT AB	729	15,726
Intermediate Capital Group PLC	636	10,464
Partners Group Holding AG	52	50,495
		737,140
Real Estate — 0.1%
Azrieli Group, Ltd.	79	4,614
Castellum AB	621	7,557
CBRE Group, Inc., Class A†	2,535	194,333
CK Asset Holdings, Ltd.	4,000	23,652
Daito Trust Construction Co., Ltd.	200	18,925
Deutsche Wohnen SE	160	3,615
ESR Group, Ltd.*	5,200	8,134
Fastighets AB Balder, Class B†	1,449	6,750
Hang Lung Properties, Ltd.	4,000	7,322
Henderson Land Development Co., Ltd.	4,000	14,256
Hulic Co., Ltd.	1,200	10,333
Mitsubishi Estate Co., Ltd.	2,900	35,836
Mitsui Fudosan Co., Ltd.	2,100	41,719
New World Development Co., Ltd.	2,750	7,341
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Nomura Real Estate Holdings, Inc.	200	$ 4,979
REA Group, Ltd.	115	10,791
Sagax AB	259	684
Sagax AB, Class B	418	10,260
Sino Land Co., Ltd.	8,000	10,779
Sumitomo Realty & Development Co., Ltd.	1,000	23,325
Sun Hung Kai Properties, Ltd.	3,000	41,790
Swire Properties, Ltd.	2,400	6,454
Tokyu Fudosan Holdings Corp.	1,400	7,097
UOL Group, Ltd.	1,000	5,217
Vonovia SE	1,768	38,233
Wharf Holdings, Ltd.	3,000	6,855
Wharf Real Estate Investment Co., Ltd.	3,000	17,309
		568,160
REITS — 1.4%
Advance Residence Investment Corp.	3	7,786
American Homes 4 Rent, Class A	4,926	163,839
Apple Hospitality REIT, Inc.	5,393	80,302
British Land Co. PLC	2,084	10,486
Brixmor Property Group, Inc.	6,563	139,989
CapitaLand Ascendas REIT	7,472	16,087
CapitaLand Ascott Trust	308	250
CapitaLand Integrated Commercial Trust	11,085	16,926
CBL & Associates Properties, Inc.	5,513	127,516
Daiwa House REIT Investment Corp.	4	8,518
Dexus	2,329	12,033
EastGroup Properties, Inc.	357	59,462
Federal Realty Investment Trust	1,244	123,019
Gecina SA	120	13,375
GLP J-REIT	11	12,587
Goodman Group	3,785	48,643
GPT Group	4,148	12,147
Japan Metropolitan Fund Investment Corp.	15	10,978
Japan Prime Realty Investment Corp.	2	5,198
Japan Real Estate Investment Corp.	3	11,892
JBG SMITH Properties	1,742	24,858
Kimco Realty Corp.	10,316	197,964
Lamar Advertising Co., Class A	1,278	135,059
Land Securities Group PLC	1,669	14,180
Link REIT	5,500	36,033
Mapletree Pan Asia Commercial Trust	5,000	6,618
Mid-America Apartment Communities, Inc.	1,126	173,179
Mirvac Group	8,544	13,666
Nippon Building Fund, Inc.	4	16,772
Nippon Prologis REIT, Inc.	6	13,673
Nomura Real Estate Master Fund, Inc.	10	11,700
Orix JREIT, Inc.	6	7,759
Prologis, Inc.	25,218	3,158,555
Public Storage	596	175,719
Rayonier, Inc.	4,287	134,440
Scentre Group	11,528	22,040
Segro PLC	2,686	28,292
Stockland	5,169	15,256
Sun Communities, Inc.	3,552	493,479
Unibail-Rodamco-Westfield†	235	12,634
United Urban Investment Corp.	7	7,772
Vicinity, Ltd.	8,377	11,679
Warehouses De Pauw CVA	341	10,219

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Welltower, Inc.	981	$ 77,715
Weyerhaeuser Co.	7,908	236,528
		5,916,822
Retail — 2.6%
Alimentation Couche-Tard, Inc.	8,905	444,445
AutoZone, Inc.†	102	271,658
B&M European Value Retail SA	1,891	11,423
Bath & Body Works, Inc.	2,801	98,315
Best Buy Co., Inc.	1,063	79,215
Burlington Stores, Inc.†	863	166,395
Cie Financiere Richemont SA	1,160	191,682
Dick's Sporting Goods, Inc.	896	129,929
Dollar General Corp.	2,442	540,805
Domino's Pizza Enterprises, Ltd.	136	4,572
Fast Retailing Co., Ltd.	400	94,697
H & M Hennes & Mauritz AB, Class B	2,005	29,368
Harvey Norman Holdings, Ltd.	1,402	3,360
Home Depot, Inc.	408	122,620
Industria de Diseno Textil SA	2,492	85,714
Jardine Cycle & Carriage, Ltd.	200	5,097
JD Sports Fashion PLC	5,499	11,163
Kingfisher PLC	4,362	14,138
Lawson, Inc.	100	4,543
Lowe's Cos., Inc.	7,143	1,484,530
Marui Group Co., Ltd.	500	7,968
MatsukiyoCocokara & Co.	400	21,380
McDonald's Corp.	9,816	2,903,082
McDonald's Holdings Co. Japan, Ltd.	200	8,323
Moncler SpA	464	34,401
Murphy USA, Inc.	364	100,184
Next PLC	285	24,161
Nitori Holdings Co., Ltd.	200	25,496
Pan Pacific International Holdings Corp.	1,200	22,490
Pandora A/S	210	19,493
Pepco Group NV†	346	3,325
Reece, Ltd.	461	5,585
Ross Stores, Inc.	14,102	1,505,106
Swatch Group AG (TRQX)	122	7,693
Swatch Group AG (XEGT)	64	21,855
Target Corp.	549	86,605
Texas Roadhouse, Inc.	746	82,523
TJX Cos., Inc.	5,416	426,889
Tractor Supply Co.	776	184,998
USS Co., Ltd.	500	8,397
Wal-Mart de Mexico SAB de CV	170,273	686,320
Welcia Holdings Co., Ltd.	200	4,188
Wesfarmers, Ltd.	2,583	88,972
Yum! Brands, Inc.	9,493	1,334,526
Zalando SE*†	493	20,198
		11,427,827
Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	14,039	1,254,665
Advantest Corp.	400	31,060
Analog Devices, Inc.	9,257	1,665,149
ASM International NV	103	37,522
ASML Holding NV (NASDAQ)	241	153,483
ASML Holding NV (XAMS)	3,620	2,304,912
Entegris, Inc.	1,602	120,022
Hamamatsu Photonics KK	400	21,204
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Infineon Technologies AG	2,901	$ 105,332
Lam Research Corp.	370	193,910
Lasertec Corp.	200	27,626
Marvell Technology, Inc.	2,714	107,149
NVIDIA Corp.	7,337	2,035,944
NXP Semiconductors NV	16,317	2,671,746
QUALCOMM, Inc.	1,687	197,042
Renesas Electronics Corp.†	3,200	41,810
Rohm Co., Ltd.	200	15,083
Samsung Electronics Co., Ltd. GDR*	1,357	1,674,538
STMicroelectronics NV	1,457	62,420
SUMCO Corp.	800	11,017
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,650	3,173,895
Teradyne, Inc.	10,054	918,734
Texas Instruments, Inc.	1,229	205,489
Tokyo Electron, Ltd.	900	102,781
Wolfspeed, Inc.†	1,063	49,483
		17,182,016
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	191	8,568
Software — 4.6%
Cadence Design Systems, Inc.†	635	133,001
Capcom Co., Ltd.	400	15,041
Confluent, Inc., Class A†	5,696	125,312
Dassault Systemes SE	1,540	62,566
Embracer Group AB†	1,834	9,580
HashiCorp, Inc., Class A†	2,860	76,677
HubSpot, Inc.†	415	174,694
Intuit, Inc.	6,416	2,848,383
Koei Tecmo Holdings Co., Ltd.	200	3,678
Konami Group Corp.	200	9,862
Microsoft Corp.	46,884	14,405,578
MongoDB, Inc.†	829	198,927
Nexon Co., Ltd.	1,100	24,836
Oracle Corp.	7,959	753,876
Oracle Corp. Japan	100	7,184
Sage Group PLC	2,445	25,205
SAP SE	2,429	329,033
Sega Sammy Holdings, Inc.	400	7,478
ServiceNow, Inc.†	542	249,006
Snowflake, Inc., Class A†	291	43,091
Square Enix Holdings Co., Ltd.	200	9,844
Synopsys, Inc.†	329	122,164
TIS, Inc.	500	13,718
WiseTech Global, Ltd.	384	17,476
Workday, Inc., Class A†	760	141,466
Zoom Video Communications, Inc., Class A†	526	32,312
		19,839,988
Telecommunications — 0.8%
Arista Networks, Inc.†	647	103,623
Bezeq The Israeli Telecommunication Corp., Ltd.	4,430	6,028
BT Group PLC	15,498	30,927
Cisco Systems, Inc.	2,084	98,469
Deutsche Telekom AG	19,449	468,938
Elisa Oyj	331	20,550
HKT Trust & HKT, Ltd.	9,000	11,833
KDDI Corp.	3,400	106,174

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Koninklijke KPN NV	7,063	$ 25,748
NICE, Ltd.†	142	29,079
Nippon Telegraph & Telephone Corp.	15,800	481,859
Nokia Oyj	11,893	50,286
Orange SA	4,195	54,600
Proximus SADP	342	2,920
Singapore Telecommunications, Ltd.	8,500	16,277
Singapore Telecommunications, Ltd.	7,300	13,998
SoftBank Corp.	6,200	69,832
SoftBank Group Corp.	2,600	98,195
Spark New Zealand, Ltd.	4,117	13,341
Swisscom AG	57	39,075
Tele2 AB, Class B	1,221	12,966
Telecom Italia SpA†	21,905	6,445
Telefonaktiebolaget LM Ericsson, Class A	120	736
Telefonaktiebolaget LM Ericsson, Class B	6,824	37,687
Telefonica Deutschland Holding AG	2,049	6,925
Telefonica SA	12,826	58,386
Telekom Austria AG	307	2,394
Telenor ASA	1,430	17,848
Telia Co. AB	5,393	15,026
Telkom Indonesia Persero Tbk PT	955,200	276,062
Telstra Group, Ltd.	8,918	25,814
T-Mobile US, Inc.†	4,033	580,349
TPG Telecom, Ltd.	950	3,382
Verizon Communications, Inc.	17,243	669,546
Vodafone Group PLC	59,522	71,554
		3,526,872
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,500	34,058
Nintendo Co., Ltd.	2,600	109,657
		143,715
Transportation — 1.2%
AP Moller-Maersk A/S, Series A	6	10,717
AP Moller-Maersk A/S, Series B	12	21,644
Aurizon Holdings, Ltd.	4,089	9,274
Canadian National Railway Co.	5,750	685,408
Central Japan Railway Co.	500	61,890
Deutsche Post AG	2,202	105,685
DSV A/S	415	78,054
East Japan Railway Co.	800	45,887
FedEx Corp.	714	162,635
Getlink SE	883	16,509
Hankyu Hanshin Holdings, Inc.	600	18,719
Keio Corp.	300	11,128
Keisei Electric Railway Co., Ltd.	400	14,102
Kintetsu Group Holdings Co., Ltd.	400	13,510
Kuehne & Nagel International AG	127	37,599
Kyushu Railway Co.	300	6,806
Mitsui OSK Lines, Ltd.	800	19,799
MTR Corp., Ltd.	4,000	20,002
Nagoya Railroad Co., Ltd.	500	8,056
Nippon Express Holdings, Inc.	200	11,735
Nippon Yusen KK	1,100	25,987
Norfolk Southern Corp.	3,507	712,026
Odakyu Electric Railway Co., Ltd.	800	11,171
Old Dominion Freight Line, Inc.	337	107,971
Poste Italiane SpA*	989	10,299
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Seibu Holdings, Inc.	500	$ 5,586
SG Holdings Co., Ltd.	1,000	14,403
Tobu Railway Co., Ltd.	300	7,651
Tokyu Corp.	1,400	19,765
Union Pacific Corp.	5,213	1,020,184
United Parcel Service, Inc., Class B	11,322	2,035,809
West Japan Railway Co.	500	21,674
Yamato Holdings Co., Ltd.	700	12,033
		5,363,718
Water — 0.0%
Severn Trent PLC	557	20,533
United Utilities Group PLC	1,499	20,380
Veolia Environnement SA	1,492	47,306
		88,219
Total Common Stocks (cost $249,284,120)		259,044,573
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)†	13,051	3,769
Pharmaceuticals — 0.0%
Grifols SA, Class B (Preference Shares)†	567	4,190
Total Preferred Stocks (cost $12,752)		7,959
CORPORATE BONDS & NOTES — 16.9%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	135,489
Aerospace/Defense — 0.4%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	41,514
Boeing Co.
3.75%, 02/01/2050	50,000	37,539
3.95%, 08/01/2059	205,000	150,872
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,849
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,309
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	104,844
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	113,868
3.20%, 03/15/2024	324,000	318,716
4.13%, 11/16/2028	670,000	660,948
		1,602,459
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	258,509
BAT Capital Corp.
3.22%, 09/06/2026	100,000	94,831
3.46%, 09/06/2029	165,000	146,733
4.39%, 08/15/2037	408,000	332,871
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	231,107
Imperial Brands Finance PLC
3.13%, 07/26/2024*	200,000	193,387
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,815

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
3.88%, 08/21/2042	$ 240,000	$ 192,410
5.13%, 02/15/2030	210,000	212,187
5.38%, 02/15/2033	175,000	178,494
		1,859,344
Airlines — 0.0%
United Airlines Pass-Through Trust
3.50%, 09/01/2031	78,433	70,761
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	74,062
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,055
5.88%, 06/01/2029*	110,000	108,329
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	233,556
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	183,512
General Motors Financial Co., Inc.
2.75%, 06/20/2025	60,000	56,913
3.95%, 04/13/2024	30,000	29,490
		630,855
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	147,469
Banks — 4.8%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	355,092
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,070,600
1.90%, 07/23/2031	87,000	69,866
2.55%, 02/04/2028	260,000	237,269
2.59%, 04/29/2031	160,000	135,536
2.65%, 03/11/2032	660,000	550,051
2.69%, 04/22/2032	55,000	45,960
3.50%, 04/19/2026	250,000	242,949
3.82%, 01/20/2028	140,000	133,648
3.97%, 02/07/2030	250,000	233,908
5.20%, 04/25/2029	30,000	30,199
Bank of Montreal
5.20%, 02/01/2028	320,000	325,277
Bank of New York Mellon Corp.
2.20%, 08/16/2023	250,000	247,612
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026*	400,000	398,837
BPCE SA
1.65%, 10/06/2026*	250,000	226,694
BPCE SA FRS
6.39%, (3 ML+1.24%), 09/12/2023*	250,000	250,161
Citigroup, Inc.
0.98%, 05/01/2025	150,000	142,837
1.46%, 06/09/2027	155,000	139,134
2.01%, 01/25/2026	460,000	434,142
3.11%, 04/08/2026	765,000	735,943
3.20%, 10/21/2026	45,000	42,731
3.89%, 01/10/2028	95,000	91,380
3.98%, 03/20/2030	115,000	107,891
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.45%, 09/29/2027	$ 250,000	$ 244,284
Credit Agricole SA
1.25%, 01/26/2027*	250,000	224,046
1.91%, 06/16/2026*	250,000	231,419
Credit Suisse Group AG
1.31%, 02/02/2027*	320,000	272,000
Danske Bank A/S
6.47%, 01/09/2026*	248,000	249,768
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	205,000	209,999
Goldman Sachs Group, Inc.
0.66%, 09/10/2024	250,000	245,349
1.09%, 12/09/2026	250,000	223,643
1.54%, 09/10/2027	505,000	447,494
1.95%, 10/21/2027	100,000	89,549
1.99%, 01/27/2032	535,000	428,355
2.64%, 02/24/2028	190,000	173,948
3.50%, 04/01/2025	315,000	306,023
3.62%, 03/15/2028	140,000	133,296
4.39%, 06/15/2027	270,000	265,302
HSBC Holdings PLC
1.65%, 04/18/2026	200,000	185,000
2.01%, 09/22/2028	200,000	174,071
2.25%, 11/22/2027	620,000	554,403
3.80%, 03/11/2025	250,000	244,815
6.16%, 03/09/2029	200,000	205,690
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	178,628
Mitsubishi UFJ Financial Group, Inc. FRS
6.13%, (3 ML+0.86%), 07/26/2023	25,000	25,014
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	260,625
Morgan Stanley
1.59%, 05/04/2027	140,000	125,917
1.93%, 04/28/2032	595,000	473,322
2.24%, 07/21/2032	70,000	56,504
2.70%, 01/22/2031	85,000	73,359
2.72%, 07/22/2025	570,000	549,842
3.59%, 07/22/2028	160,000	151,640
4.21%, 04/20/2028	67,000	64,955
5.12%, 02/01/2029	65,000	65,318
5.16%, 04/20/2029	25,000	25,180
5.95%, 01/19/2038	40,000	40,212
6.25%, 08/09/2026	250,000	259,438
NatWest Markets PLC
0.80%, 08/12/2024*	250,000	235,943
PNC Financial Services Group, Inc.
8.49%, 08/01/2023(2)	250,000	248,792
Santander UK Group Holdings PLC
1.09%, 03/15/2025	350,000	333,142
6.53%, 01/10/2029	410,000	421,309
Societe Generale SA
1.49%, 12/14/2026*	200,000	176,658
1.79%, 06/09/2027*	400,000	351,301
2.63%, 01/22/2025*	205,000	192,941
2.80%, 01/19/2028*	400,000	357,479
Standard Chartered PLC
0.99%, 01/12/2025*	250,000	240,912
1.46%, 01/14/2027*	600,000	534,426
1.82%, 11/23/2025*	310,000	290,106

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.82%, 01/30/2026*	$ 210,000	$ 198,776
State Street Corp.
3.10%, 05/15/2023	250,000	249,775
5.82%, 11/04/2028	75,000	78,359
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/2025	450,000	427,802
Truist Financial Corp.
4.00%, 05/01/2025	55,000	53,308
US Bancorp
3.60%, 09/11/2024	500,000	486,870
Wells Fargo & Co.
2.16%, 02/11/2026	285,000	269,047
2.19%, 04/30/2026	300,000	282,611
2.41%, 10/30/2025	375,000	358,785
2.57%, 02/11/2031	575,000	491,077
3.58%, 05/22/2028	250,000	236,574
Westpac Banking Corp.
4.32%, 11/23/2031	586,000	554,900
		20,777,018
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	940,000	945,713
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	55,000	56,245
		1,001,958
Biotechnology — 0.3%
Amgen, Inc.
2.45%, 02/21/2030	385,000	336,792
5.25%, 03/02/2033	105,000	108,034
5.60%, 03/02/2043	83,000	85,407
5.65%, 03/02/2053	65,000	67,337
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	184,620
3.50%, 02/01/2025	250,000	245,467
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	260,000	212,397
		1,240,054
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	175,000	153,332
Griffon Corp.
5.75%, 03/01/2028	75,000	69,192
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	147,673
		370,197
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	71,103
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	88,237
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	229,550
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	115,000	96,384
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Westlake Corp.
3.60%, 08/15/2026	$ 250,000	$ 240,400
		725,674
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	85,543
Ford Foundation
2.82%, 06/01/2070	65,000	40,634
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	310,970
3.20%, 08/15/2029	70,000	61,911
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	85,949
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	188,568
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	96,080
University of Southern California
2.81%, 10/01/2050	125,000	90,410
3.23%, 10/01/2120	50,000	32,086
		992,151
Computers — 0.2%
Apple, Inc.
1.13%, 05/11/2025	300,000	282,113
2.85%, 08/05/2061	170,000	117,096
2.95%, 09/11/2049	95,000	72,021
3.20%, 05/11/2027	250,000	243,921
Leidos, Inc.
2.30%, 02/15/2031	40,000	32,458
NCR Corp.
5.00%, 10/01/2028*	85,000	74,135
6.13%, 09/01/2029*	120,000	117,618
		939,362
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	119,628
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	600,000	537,986
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/2025	190,000	182,027
Air Lease Corp.
2.30%, 02/01/2025	235,000	222,336
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	245,157
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	41,738
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	114,145
		1,343,389
Electric — 1.4%
AES Corp.
1.38%, 01/15/2026	150,000	135,967
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	230,000	199,527

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Alfa Desarrollo SpA
4.55%, 09/27/2051*	$ 199,014	$ 143,987
Alliant Energy Finance LLC
3.75%, 06/15/2023*	216,000	215,450
Ameren Corp.
3.50%, 01/15/2031	140,000	127,526
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	59,609
Black Hills Corp.
4.25%, 11/30/2023	250,000	247,371
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,453
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	36,525
Constellation Energy Generation LLC
5.60%, 03/01/2028 to 06/15/2042	200,000	205,419
6.25%, 10/01/2039	140,000	148,436
Duke Energy Corp.
3.50%, 06/15/2051	105,000	77,857
3.95%, 08/15/2047	35,000	27,846
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	316,320
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	15,502
Emera US Finance LP
2.64%, 06/15/2031	210,000	170,688
4.75%, 06/15/2046	85,000	70,633
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	114,268
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	22,592
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	167,711
Florida Power & Light Co. FRS
4.94%, (SOFR+0.25%), 05/10/2023	100,000	99,981
Fortis, Inc.
3.06%, 10/04/2026	150,000	141,591
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	124,050
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	46,656
4.30%, 01/15/2026*	35,000	34,493
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	40,000
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	193,000	195,089
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	52,616
5.75%, 01/15/2028	35,000	34,127
Ohio Power Co.
2.90%, 10/01/2051	65,000	44,607
Oklahoma Gas and Electric Co.
5.40%, 01/15/2033	180,000	187,968
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	500,000	533,050
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	188,079
4.60%, 06/15/2043	72,000	56,488
PacifiCorp
4.13%, 01/15/2049	105,000	90,418
5.25%, 06/15/2035	500,000	519,480
Security Description	Shares or Principal Amount	Value

Electric (continued)
Potomac Electric Power Co.
3.60%, 03/15/2024	$ 90,000	$ 88,762
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	215,562
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	206,780
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	95,165
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	119,705
Southern California Edison Co.
3.60%, 02/01/2045	156,000	119,182
4.13%, 03/01/2048	70,000	59,402
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	121,788
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	60,677
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	68,271
		6,056,674
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	157,376
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	96,606
		253,982
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	72,870
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	73,023
Entertainment — 0.2%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	72,464
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	129,661
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	174,000	163,979
4.28%, 03/15/2032*	650,000	577,304
		943,408
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	77,338
Madison IAQ LLC
4.13%, 06/30/2028*	100,000	87,976
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	232,383
		397,697
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	161,438
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	56,180
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	91,583

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
McCormick & Co., Inc.
3.15%, 08/15/2024	$ 35,000	$ 34,115
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	145,642
0.61%, 09/14/2024*	250,000	236,384
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	73,282
5.75%, 03/01/2027*	16,000	15,904
		814,528
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	51,098
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	94,674
NiSource, Inc.
2.95%, 09/01/2029	90,000	81,105
3.60%, 05/01/2030	250,000	232,324
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	27,687
		486,888
Healthcare-Products — 0.2%
Danaher Corp.
2.80%, 12/10/2051	20,000	13,949
Hologic, Inc.
3.25%, 02/15/2029*	145,000	130,330
Medtronic, Inc.
4.38%, 03/15/2035	500,000	498,501
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	245,689
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	19,000	16,072
		904,541
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	101,357
Aetna, Inc.
3.88%, 08/15/2047	120,000	94,873
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	46,642
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	78,707
Centene Corp.
4.63%, 12/15/2029	124,000	116,870
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	100,905
DaVita, Inc.
3.75%, 02/15/2031*	215,000	173,134
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	124,220
2.55%, 03/15/2031	100,000	86,243
Encompass Health Corp.
4.50%, 02/01/2028	135,000	127,286
4.63%, 04/01/2031	90,000	80,705
HCA, Inc.
2.38%, 07/15/2031	230,000	187,827
3.50%, 09/01/2030	385,000	346,535
5.38%, 02/01/2025	153,000	153,076
5.50%, 06/15/2047	85,000	79,954
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Memorial Health Services
3.45%, 11/01/2049	$ 60,000	$ 46,299
MultiCare Health System
2.80%, 08/15/2050	75,000	47,365
Tenet Healthcare Corp.
4.88%, 01/01/2026	160,000	157,577
Texas Health Resources
3.37%, 11/15/2051	45,000	34,482
Trinity Health Corp.
3.43%, 12/01/2048	25,000	20,176
UnitedHealth Group, Inc.
2.75%, 05/15/2040	44,000	33,781
3.50%, 08/15/2039	300,000	257,175
5.05%, 04/15/2053	45,000	45,701
		2,540,890
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	122,464
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	143,272
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	137,303
Spectrum Brands, Inc.
5.00%, 10/01/2029*	110,000	99,550
5.75%, 07/15/2025	3,000	2,972
		383,097
Housewares — 0.0%
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	116,869
Insurance — 0.1%
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	70,000	50,161
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	204,064
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	195,050
		449,275
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	45,352
4.05%, 08/22/2047	500,000	454,052
Netflix, Inc.
4.88%, 04/15/2028	132,000	132,823
VeriSign, Inc.
5.25%, 04/01/2025	250,000	251,062
		883,289
Iron/Steel — 0.0%
Carpenter Technology Corp.
6.38%, 07/15/2028	23,000	22,799
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	77,006
		99,805
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	167,694

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	$ 85,000	$ 75,894
MGM Resorts International
5.50%, 04/15/2027	75,000	73,400
		316,988
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	209,925
5.13%, 05/01/2027*	150,000	141,535
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	410,000	344,035
2.80%, 04/01/2031	380,000	306,630
3.50%, 06/01/2041	40,000	27,332
4.91%, 07/23/2025	105,000	104,017
5.38%, 05/01/2047	40,000	32,738
Comcast Corp.
1.95%, 01/15/2031	725,000	606,809
2.35%, 01/15/2027	240,000	224,240
2.45%, 08/15/2052	30,000	18,808
2.80%, 01/15/2051	70,000	47,258
2.94%, 11/01/2056	155,000	103,045
3.30%, 02/01/2027	250,000	241,436
5.50%, 11/15/2032	220,000	235,781
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	166,987
Discovery Communications LLC
4.00%, 09/15/2055	115,000	75,581
DISH DBS Corp.
5.88%, 11/15/2024	205,000	169,613
7.75%, 07/01/2026	40,000	23,108
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	106,627
6.38%, 05/01/2026	75,000	64,337
News Corp.
3.88%, 05/15/2029*	120,000	106,540
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	51,655
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	132,151
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	211,088
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	49,507
5.50%, 09/01/2041	80,000	68,314
6.55%, 05/01/2037	250,000	243,662
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	103,424
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	91,675
Walt Disney Co.
1.75%, 01/13/2026	250,000	234,777
		4,542,635
Mining — 0.3%
Arconic Corp.
6.13%, 02/15/2028*	190,000	187,515
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	77,584
Security Description	Shares or Principal Amount	Value

Mining (continued)
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	$ 170,000	$ 167,615
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	207,267
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	233,824
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	197,660
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	110,380
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	177,794
		1,359,639
Oil & Gas — 0.5%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	196,857
3.59%, 04/14/2027	495,000	483,392
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	302,183
4.88%, 03/22/2030(2)	58,000	53,289
Diamondback Energy, Inc.
3.50%, 12/01/2029	380,000	351,351
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	149,097
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	115,801
Shell International Finance BV
3.75%, 09/12/2046	63,000	53,072
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	201,027
Total Capital International SA
2.83%, 01/10/2030	115,000	105,142
		2,011,211
Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	70,000	66,556
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	188,407
LABL, Inc.
6.75%, 07/15/2026*	110,000	108,986
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	110,000	110,385
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	108,001
		515,779
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	255,969
3.60%, 05/14/2025	230,000	224,703
4.05%, 11/21/2039	185,000	163,646
Astrazeneca Finance LLC
4.88%, 03/03/2033	200,000	207,793

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/2030	$ 155,000	$ 127,389
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	45,000	29,644
5.25%, 01/30/2030*	120,000	56,400
Cigna Group
5.40%, 03/15/2033	375,000	389,974
CVS Health Corp.
1.75%, 08/21/2030	87,000	71,052
2.63%, 08/15/2024	250,000	242,673
3.00%, 08/15/2026	30,000	28,612
3.25%, 08/15/2029	85,000	78,312
5.05%, 03/25/2048	105,000	98,020
5.25%, 02/21/2033	195,000	199,174
CVS Pass-Through Trust
7.51%, 01/10/2032*	46,276	50,026
Eli Lilly & Co.
4.70%, 02/27/2033	105,000	109,007
4.95%, 02/27/2063	25,000	26,097
Merck & Co., Inc.
2.15%, 12/10/2031	285,000	243,161
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	42,000	41,565
3.20%, 09/23/2026	295,000	281,175
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	330,000	280,588
		3,204,980
Pipelines — 0.8%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	145,600
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	224,932
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	29,000	28,737
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	124,076
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	532,567
Energy Transfer LP
4.20%, 04/15/2027	81,000	78,259
5.15%, 02/01/2043	55,000	48,159
5.30%, 04/01/2044	140,000	123,926
5.80%, 06/15/2038	65,000	64,352
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	88,641
Enterprise Products Operating LLC
2.80%, 01/31/2030	270,000	241,384
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	169,967
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	271,453	235,150
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	69,804
Kinder Morgan, Inc.
5.20%, 06/01/2033	110,000	109,197
MPLX LP
4.13%, 03/01/2027	480,000	468,620
5.00%, 03/01/2033	50,000	49,129
5.65%, 03/01/2053	10,000	9,569
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
NGPL PipeCo LLC
4.88%, 08/15/2027*	$ 250,000	$ 243,446
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	50,240
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	125,011
5.88%, 06/30/2026	215,000	219,478
Spectra Energy Partners LP
4.50%, 03/15/2045	65,000	55,324
Williams Cos., Inc.
2.60%, 03/15/2031	190,000	161,418
		3,666,986
REITS — 0.5%
American Tower Corp.
2.10%, 06/15/2030	35,000	28,812
2.40%, 03/15/2025	200,000	190,379
3.60%, 01/15/2028	95,000	89,990
3.95%, 03/15/2029	120,000	113,566
Crown Castle International Corp.
2.90%, 04/01/2041	200,000	142,964
Crown Castle, Inc.
4.15%, 07/01/2050	15,000	12,114
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	119,734
Kilroy Realty LP
4.75%, 12/15/2028	315,000	278,917
Physicians Realty LP
4.30%, 03/15/2027	500,000	480,267
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	108,100
SBA Tower Trust
2.84%, 01/15/2025*	225,000	214,761
UDR, Inc.
2.10%, 06/15/2033	85,000	64,392
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	60,373
5.75%, 02/01/2027*	40,000	39,743
		1,944,112
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	109,123
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	38,949
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	149,892
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	85,981
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	102,046
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	116,525
Lowe's Cos, Inc.
5.63%, 04/15/2053	100,000	100,583
Staples, Inc.
7.50%, 04/15/2026*	35,000	29,517
Walmart, Inc.
4.10%, 04/15/2033	150,000	149,643
		882,259

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.4%
Broadcom, Inc.
1.95%, 02/15/2028*	$ 325,000	$ 285,274
3.47%, 04/15/2034*	100,000	82,617
Entegris, Inc.
3.63%, 05/01/2029*	120,000	102,756
Intel Corp.
5.20%, 02/10/2033	330,000	336,971
Microchip Technology, Inc.
0.97%, 02/15/2024	220,000	212,493
NVIDIA Corp.
2.00%, 06/15/2031	250,000	211,822
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	351,169
2.65%, 02/15/2032	150,000	123,320
		1,706,422
Software — 0.3%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	219,366
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	170,000	153,088
Microsoft Corp.
2.92%, 03/17/2052	68,000	52,110
3.45%, 08/08/2036	62,000	57,593
Oracle Corp.
3.60%, 04/01/2040	435,000	337,789
4.90%, 02/06/2033	85,000	83,744
5.55%, 02/06/2053	50,000	48,037
VMware, Inc.
1.40%, 08/15/2026	125,000	111,618
2.20%, 08/15/2031	120,000	95,135
		1,158,480
Telecommunications — 1.2%
AT&T, Inc.
2.55%, 12/01/2033	178,000	143,302
2.75%, 06/01/2031	300,000	258,700
3.55%, 09/15/2055	370,000	262,588
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	62,177
6.00%, 06/15/2025*	39,000	36,659
CommScope, Inc.
6.00%, 03/01/2026*	40,000	38,203
Corning, Inc.
4.75%, 03/15/2042	250,000	236,880
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	237,599
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	146,396
Lumen Technologies, Inc.
4.00%, 02/15/2027*	215,000	143,577
Rogers Communications, Inc.
3.80%, 03/15/2032*	335,000	301,646
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	91,674
Sprint Corp.
7.63%, 03/01/2026	70,000	74,124
7.88%, 09/15/2023	250,000	252,024
Sprint LLC
7.63%, 02/15/2025	50,000	51,518
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	$ 125,000	$ 124,172
Telefonica Emisiones SAU
4.67%, 03/06/2038	300,000	261,494
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	297,395
3.38%, 04/15/2029	870,000	797,391
3.88%, 04/15/2030	165,000	155,356
4.75%, 02/01/2028	245,000	243,788
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	759,368
2.99%, 10/30/2056	125,000	80,823
Vodafone Group PLC
4.25%, 09/17/2050	40,000	32,780
		5,089,634
Transportation — 0.1%
Canadian Pacific Railway Co.
3.10%, 12/02/2051	80,000	57,325
3.50%, 05/01/2050	80,000	62,117
CSX Corp.
2.50%, 05/15/2051	320,000	208,932
Union Pacific Corp.
3.55%, 08/15/2039	195,000	167,798
		496,172
Total Corporate Bonds & Notes (cost $80,210,344)		73,591,023
ASSET BACKED SECURITIES — 3.2%
Auto Loan Receivables — 3.0%
American Credit Acceptance Receivables Trust
Series 2021-1, Class C 0.83%, 03/15/2027*	619,605	610,162
Series 2021-2, Class C 0.97%, 07/13/2027*	186,248	183,560
Series 2020-4, Class C 1.31%, 12/14/2026*	115,720	113,889
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,023,568
Series 2020-3, Class C 1.85%, 06/15/2026*	58,985	58,638
Series 2019-3, Class D 2.89%, 09/12/2025*	28,894	28,815
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	547,719
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	414,936
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	646,780
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	215,769	210,193
Series 2021-3A, Class A 1.00%, 05/15/2030*	302,000	292,745

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Drive Auto Receivables Trust
Series 2020-2, Class C 2.28%, 08/17/2026	$ 23,684	$ 23,560
Series 2019-4, Class D 2.70%, 02/16/2027	81,537	80,463
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	118,000	114,788
Series 2021-2A, Class C 1.10%, 02/16/2027*	108,000	103,980
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	545,867
Series 2020-3A, Class C 1.47%, 06/15/2026*	414,044	404,567
Series 2020-1A, Class D 2.55%, 11/17/2025*	1,065,000	1,041,136
Series 2020-2A, Class C 3.28%, 03/16/2026*	325,934	323,004
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	222,984
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	226,730	221,224
Series 2020-3A, Class C 1.32%, 07/15/2025	116,379	115,879
Series 2020-2A, Class C 3.28%, 05/15/2025*	6,037	6,031
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	196,381	194,700
Series 2019-2, Class C 3.09%, 05/15/2025*	13,414	13,401
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	90,819
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	85,205	84,538
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	235,445
Santander Drive Auto Receivables Trust
Series 2021-3, Class B 0.60%, 12/15/2025	79,673	79,464
Series 2021-3, Class C 0.95%, 09/15/2027	305,000	297,515
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	95,373
Series 2020-4, Class D 1.48%, 01/15/2027	790,000	761,832
Series 2020-3, Class D 1.64%, 11/16/2026	530,000	515,201
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	128,000	124,497
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	285,047
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	242,666
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	$ 493,000	$ 469,299
Series 2021-1A, Class C 0.95%, 03/16/2026*	1,235,000	1,200,572
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	305,091
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	298,373
Series 2020-2A, Class C 2.01%, 07/15/2025*	224,856	223,937
		12,852,258
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.88%, (1 ML+0.86%), 11/25/2034	14,343	13,747
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 5.76%, (1 ML+0.74%), 08/25/2035	117,587	102,307
		116,054
Other Asset Backed Securities — 0.2%
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	26,636	25,898
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	82,873
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	28,543	25,830
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	23,665	22,641
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.52%, (1 ML+0.50%), 02/25/2044*	26,542	25,756
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.34%, (1 ML+0.32%), 04/25/2036	146,714	93,077
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	141,137	122,287
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.07%, (3 ML+0.20%), 12/15/2039	60,175	56,138
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	151,956	136,181
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	372,398
		963,079
Total Asset Backed Securities (cost $14,317,223)		13,931,391

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Commercial and Residential — 2.4%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	$ 37,595	$ 34,617
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	21,392	20,166
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.23%, 08/10/2038*(3)	100,000	90,601
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	79,399
Series 2019-BN23, Class A3 2.92%, 12/15/2052	100,000	88,589
Series 2019-BN24, Class A3 2.96%, 11/15/2062	45,000	39,931
BBCMS Mtg. Trust FRS
Series 2018-CBM, Class A 5.95%, (1 ML+1.00%), 07/15/2037*	70,000	68,664
BLP Commercial Mtg. Trust FRS
Series 2023-IND, Class A 6.58%, (TSFR1M+1.69%), 03/15/2040*	205,000	203,646
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 5.77%, (1 ML+0.82%), 06/15/2035*	130,000	125,572
BX Commercial Mtg. Trust
Series 2020-VIV4, Class A 2.84%, 03/09/2044*	265,000	223,842
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.60%, (1 ML+0.65%), 05/15/2038*	100,000	96,743
BX Commercial Mtg. Trust VRS
Series 2021-VIV5, Class A 2.84%, 03/09/2044*(3)	260,000	216,998
BX Trust FRS
Series 2022-PSB, Class A 7.34%, (TSFR1M+2.45%), 08/15/2039*	419,425	416,341
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	120,000	107,089
BXP Trust VRS
Series 2017-GM, Class B 3.54%, 06/13/2039*(3)	260,000	224,468
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.58%, 11/15/2050(3)	60,000	51,137
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	162,636
Series 2016-CD2, Class C 4.11%, 11/10/2049(3)	130,000	103,172
Series 2018-CD7, Class C 5.01%, 08/15/2051(3)	600,000	517,932
CIM Trust FRS
Series 2019-INV1, Class A2 5.85%, (1 ML+1.00%), 02/25/2049*	6,788	6,508
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.28%, 04/10/2048(3)	117,435	107,376
Series 2014-GC23, Class C 4.58%, 07/10/2047(3)	215,000	202,951
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	$ 142,878	$ 137,549
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	360,000	337,649
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	89,153
COMM Mtg. Trust VRS
Series 2013-CR10, Class C 5.03%, 08/10/2046*(3)	350,000	344,138
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.15%, (1 ML+0.20%), 07/20/2046	92,908	67,864
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	287,644
CSMC Trust VRS
Series 2015-1, Class B2 3.91%, 01/25/2045*(3)	36,273	34,364
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 5.75%, (1 ML+0.80%), 05/15/2035*	150,771	148,493
Series 2018-BIOD, Class B 5.84%, (1 ML+0.89%), 05/15/2035*	91,376	89,422
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K725, Class C 4.04%, 02/25/2050*(3)	255,000	249,222
Series 2017-K726, Class C 4.15%, 07/25/2049*(3)	345,000	335,527
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	95,314	79,556
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	157,500
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.13%, (TSFR1M+2.25%), 10/15/2039*	251,909	248,993
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	125,000	118,296
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.20%, 07/15/2045(3)	582,000	503,464
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.52%, 12/15/2049(3)	60,000	49,936
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	52,275	46,470
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	27,772	25,495
Series 2017-3, Class B2 3.75%, 08/25/2047*(3)	158,875	143,311
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,663	48,164

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.29%, 08/15/2034*(3)	$ 137,000	$ 126,073
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	98,652	93,232
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.81%, (TSFR1M+0.80%), 04/15/2038*	100,000	97,624
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	168,819
Series 2014-C18, Class B 4.58%, 10/15/2047(3)	175,000	167,471
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	97,577
Morgan Stanley Capital I Trust VRS
Series 2021-L6, Class C 3.58%, 06/15/2054(3)	190,000	137,190
Series 2018-MP, Class A 4.42%, 07/11/2040*(3)	230,000	190,947
Series 2019-L2, Class C 5.14%, 03/15/2052(3)	200,000	159,178
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	130,607
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	132,971
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	72,734	69,277
Series 2015-2A, Class B3 5.38%, 08/25/2055*(3)	53,788	51,317
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.43%, (1 ML+0.95%), 01/25/2059*	144,178	142,094
One Market Plaza Trust
Series 2017-1MKT, Class A 3.61%, 02/10/2032*	330,000	305,342
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	836,481	695,287
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	78,824	69,293
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	14,523	13,782
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	278,041
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	54,122	53,911
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	55,628
Series 2016-NXS6, Class B 3.81%, 11/15/2049	135,000	121,245
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	$ 9,455	$ 8,385
WFRBS Commercial Mtg. Trust VRS
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	135,000	134,229
Series 2014-C22, Class C 3.91%, 09/15/2057(3)	165,000	144,739
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	161,809
		10,536,656
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2018-K82, Class C 4.27%, 09/25/2028*(3)	165,000	154,263
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	7,785	318
Series 4097, Class HI 3.00%, 08/15/2027(4)	192,270	8,159
Series 4207, Class JI 3.00%, 05/15/2028(4)	65,551	3,215
Series 4579, Class BA 3.00%, 01/15/2043	10,150	9,906
Series 4661, Class HA 3.00%, 05/15/2043	23,145	22,588
Series 4323, Class IW 3.50%, 04/15/2028(4)	8,056	102
Series 4121, Class UI 3.50%, 10/15/2042(4)	143,683	17,997
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,226
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.03%, (6.05%-1 ML), 02/25/2050(4)(5)	137,743	16,094
Series 3994, Class SH 1.65%, (1 ML+6.60%), 06/15/2041(4)(5)	239,571	13,207
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.54%, 04/25/2032(3)	1,958,964	1,859,910
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	88,528	3,522
Series 2012-145, Class EI 3.00%, 01/25/2028(4)	22,997	1,086
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	18,671	818
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	118,010	9,091
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	21,015	759
Series 2016-92, Class A 3.00%, 04/25/2042	10,078	9,745
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	175,423	27,386
Series 2014-13, Class KI 3.50%, 03/25/2029(4)	44,321	2,625

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	$ 135,826	$ 13,305
Series 2017-66, Class C 3.50%, 08/25/2045	29,646	28,963
Series 2017-46, Class LB 3.50%, 12/25/2052	85,667	83,622
Series 2017-49, Class JA 4.00%, 07/25/2053	65,736	64,704
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	116,411	25,013
Series 2002-16, Class TM 7.00%, 04/25/2032	27,188	28,721
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 0.98%, (6.00%-1 ML), 09/25/2046(4)(5)	134,405	16,157
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.15%, 06/25/2045(3)(4)	73,465	2,714
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	49,851	3,565
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	795,446	84,243
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	166,394	22,683
Series 2017-51, Class AH 2.60%, 05/16/2059	32,169	27,982
Series 2017-190, Class AD 2.60%, 03/16/2060	19,038	16,599
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	150,210	22,563
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	159,396	23,262
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	227,084	33,348
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	139,073	21,166
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	242,641	35,358
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	31,312	1,933
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.15%, (6.10%-1 ML), 10/20/2046(4)(5)	86,680	8,371
Series 2019-115, Class SW 1.15%, (6.10%-1 ML), 09/20/2049(4)(5)	150,355	17,755
Series 2015-144, Class SA 1.25%, (6.20%-1 ML), 10/20/2045(4)(5)	125,236	16,029
Series 2017-176, Class SC 1.25%, (6.20%-1 ML), 11/20/2047(4)(5)	101,951	12,789
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	$ 443,781	$ 6,244
		2,807,106
Total Collateralized Mortgage Obligations (cost $14,755,494)		13,343,762
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.7%
U.S. Government — 8.6%
United States Treasury Bonds
1.88%, 11/15/2051	3,393,500	2,312,087
2.00%, 11/15/2041 to 08/15/2051	7,717,000	5,689,849
2.25%, 05/15/2041 to 02/15/2052	3,745,800	2,859,112
2.38%, 05/15/2051	710,000	545,951
2.88%, 05/15/2052	965,000	825,754
3.00%, 08/15/2052	370,000	325,022
3.38%, 08/15/2042	425,000	400,230
4.00%, 11/15/2042 to 11/15/2052	1,280,000	1,320,938
4.50%, 02/15/2036	1,445,000	1,613,715
United States Treasury Notes
0.75%, 11/15/2024 to 08/31/2026	2,315,000	2,191,545
0.88%, 01/31/2024 to 06/30/2026	6,096,000	5,884,832
1.50%, 02/15/2025	250,000	238,447
1.75%, 03/15/2025	1,000,000	957,344
1.88%, 02/28/2029	455,000	415,827
2.25%, 03/31/2024 to 03/31/2026	425,000	413,418
2.38%, 05/15/2029	528,000	495,371
2.75%, 05/15/2025 to 07/31/2027	6,650,000	6,457,635
3.00%, 07/15/2025	540,000	528,799
3.63%, 03/31/2028	1,950,000	1,960,512
4.00%, 12/15/2025 to 02/15/2026	850,000	854,054
4.63%, 03/15/2026	150,000	153,586
United States Treasury Notes FRS
5.27%, (3 UTBMM+0.14%), 10/31/2024	740,000	740,846
		37,184,874
U.S. Government Agency — 1.1%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	678,010
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	227,607	198,397
3.00%, 04/01/2035	17,628	16,602
3.50%, 07/01/2042 to 02/01/2044	100,651	95,745
5.00%, 01/01/2034 to 04/01/2035	32,939	33,579
6.00%, 05/01/2031	4,255	4,421
7.50%, 12/01/2030 to 02/01/2031	13,379	13,408
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	115,846	105,609
2.50%, 06/01/2027 to 03/01/2035	172,395	163,176
3.00%, 10/01/2036 to 04/01/2043	109,560	101,567
3.50%, 08/01/2031 to 05/01/2058	1,675,693	1,575,866
4.00%, 09/01/2038 to 07/01/2056	933,216	899,965
4.50%, 03/01/2041 to 11/01/2045	138,381	138,452
5.00%, 08/01/2035 to 07/01/2047	265,365	271,432
6.00%, 05/01/2031	1,820	1,889
6.50%, 09/01/2024 to 01/01/2032	6,743	6,957
7.00%, 05/01/2029 to 01/01/2031	4,793	4,812
7.50%, 01/01/2031	3,803	3,854

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
3.00%, 02/15/2043	$ 66,943	$ 62,752
3.50%, 09/15/2042 to 11/20/2047	213,236	206,326
4.00%, 10/20/2044 to 01/20/2048	136,118	132,367
4.50%, 05/15/2039 to 10/20/2040	61,121	61,493
5.50%, 07/20/2033 to 01/15/2034	71,062	72,648
6.00%, 07/20/2033	20,373	21,472
6.50%, 03/20/2027 to 04/20/2027	2,614	2,612
7.00%, 12/15/2023 to 04/15/2028	3,451	3,461
7.50%, 09/15/2030 to 01/15/2032	15,332	16,080
		4,892,952
Total U.S. Government & Agency Obligations (cost $47,573,565)		42,077,826
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic
6.00%, 02/22/2033*	396,000	369,270
Government of Bermuda
2.38%, 08/20/2030*	260,000	223,340
4.75%, 02/15/2029*	200,000	199,289
5.00%, 07/15/2032*	305,000	305,723
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	161,508
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	224,975
United Mexican States
6.34%, 05/04/2053	200,000	206,211
Total Foreign Government Obligations (cost $1,781,763)		1,690,316
MUNICIPAL SECURITIES — 0.2%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	66,524
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	254,272
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	72,213
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	68,691
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	69,566
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	47,622
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	63,462
Security Description	Shares or Principal Amount	Value

University of Missouri Revenue Bonds
2.75%, 11/01/2050	$ 50,000	$ 33,422
Total Municipal Securities (cost $829,616)		675,772
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $4,300,970)	146,399	4,263,139
Total Long-Term Investment Securities (cost $413,065,847)		408,625,761
SHORT-TERM INVESTMENTS — 4.1%
Commercial Paper — 0.5%
American Electric Power Co., Inc. 5.15%, 07/20/2023	250,000	246,912
Barclays Bank PLC 0.00%, 12/07/2023	250,000	250,189
DNB Bank ASA 5.11%, 12/19/2023	250,000	241,692
DZ Bank Group 4.88%, 07/27/2023	250,000	246,787
Macquarie Bank, Ltd. 5.20%, 11/15/2023	250,000	242,637
Natixis 5.00%, 10/06/2023	250,000	244,113
Societe Generale SA 5.00%, 09/15/2023	250,000	244,860
Standard Chartered Bank 5.28%, 02/21/2024	300,000	287,056
		2,004,246
Sovereign — 0.0%
Federal Home Loan Bank Disc. Notes
2.75%, 09/19/2023	200,000	196,255
Telecommunications — 0.0%
AT&T, Inc.
5.60%, 02/21/2024	250,000	238,329
Unaffiliated Investment Companies — 2.2%
JPMorgan Prime Money Market Fund, Class IM 5.07%†(6)	9,404,110	9,406,932

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 1.4%
United States Treasury Bills
0.33%, 05/09/2023	$4,000,000	$ 3,996,338
1.25%, 07/27/2023	2,200,000	2,173,709
		6,170,047
Total Short-Term Investments (cost $18,018,171)		18,015,809
TOTAL INVESTMENTS (cost $431,084,018)	98.2%	426,641,570
Other assets less liabilities	1.8	7,750,880
NET ASSETS	100.0%	$434,392,450
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $38,718,017 representing 8.9% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2023.
(6)	The rate shown is the 7-day yield as of April 30, 2023.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
OTC—Over the Counter
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
28	Long	E-Mini Russell 1000 Index	June 2023	$ 3,356,370	$ 3,497,200	$ 140,830
32	Long	Euro FX	June 2023	4,290,037	4,419,400	129,363
24	Long	MSCI EAFE Index	June 2023	2,451,880	2,579,520	127,640
58	Long	S&P 500 E-Mini Index	June 2023	11,817,439	12,146,650	329,211
648	Long	U.S. Treasury 10 Year Notes	June 2023	72,215,219	74,651,625	2,436,406
8	Long	U.S. Treasury 2 Year Notes	June 2023	1,630,469	1,649,313	18,844
99	Long	U.S. Treasury 5 Year Notes	June 2023	10,733,049	10,864,477	131,428
87	Long	U.S. Treasury Long Bonds	June 2023	10,961,843	11,454,094	492,251
7	Long	U.S. Treasury Ultra Bonds	June 2023	966,780	989,844	23,064
45	Long	FTSE 100 Index	June 2023	4,368,266	4,457,687	89,421
48	Short	E-Mini Russell 2000 Index	June 2023	4,357,410	4,259,520	97,890
						$4,016,348
						Unrealized (Depreciation)
46	Long	Japanese Yen	June 2023	$ 4,290,321	$ 4,251,837	$ (38,484)
83	Long	Long Gilt	June 2023	10,896,914	10,583,321	(313,593)
45	Short	E-Mini Russell 1000 Index	June 2023	3,296,474	3,441,375	(144,901)
241	Short	MSCI Emerging Markets Index	June 2023	11,383,571	11,859,610	(476,039)
25	Short	S&P/Toronto Stock Exchange 60 Index	June 2023	4,466,122	4,607,521	(141,399)
57	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	6,694,334	6,922,828	(228,494)

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
185	Short	Euro STOXX 50 Index	June 2023	$ 8,690,706	$ 8,830,571	$ (139,865)
14	Short	TOPIX Index	June 2023	2,065,320	2,127,300	(61,980)
						$(1,544,755)
		Net Unrealized Appreciation (Depreciation)				$2,471,593
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	AUD	3,065,949	USD	2,025,807	05/01/2023	$ —	$ (2,931)
	CHF	1,325,647	USD	1,490,870	05/02/2023	7,794	—
	DKK	3,589,906	USD	528,532	05/01/2023	—	(2,165)
	DKK	3,589,906	USD	534,846	07/31/2023	1,002	—
	HKD	81,059	USD	10,343	05/02/2023	16	—
	USD	2,033,583	AUD	3,065,949	07/31/2023	2,826	—
	USD	1,505,839	CHF	1,325,647	07/31/2023	—	(7,992)
	USD	531,681	DKK	3,589,906	05/01/2023	—	(983)
						11,638	(14,071)
Citibank, N.A.	CAD	2,855,380	USD	2,097,403	05/01/2023	—	(10,122)
	CHF	413,259	USD	461,433	05/02/2023	—	(903)
	EUR	509,049	USD	561,624	05/02/2023	703	—
	EUR	509,049	USD	563,826	07/31/2023	133	—
	JPY	465,473,170	USD	3,491,824	05/01/2023	75,382	—
	USD	2,101,157	CAD	2,855,380	07/31/2023	10,099	—
	USD	3,089,160	CHF	2,824,731	05/02/2023	71,025	—
	USD	1,120,644	EUR	1,030,101	05/02/2023	14,424	—
	USD	229,536	EUR	206,882	07/31/2023	—	(446)
	USD	2,856,323	JPY	376,357,935	07/31/2023	—	(55,973)
	USD	356,462	SEK	3,678,915	05/02/2023	2,280	—
	USD	162,736	SGD	216,455	07/31/2023	30	—
						174,076	(67,444)
HSBC Bank PLC	CAD	1,512,759	USD	1,110,525	05/01/2023	—	(6,026)
	CHF	450,907	USD	509,696	07/31/2023	216	—
	EUR	62,780	USD	69,250	07/31/2023	—	(269)
	HKD	1,881,775	USD	240,154	05/02/2023	427	—
	USD	3,783,828	CAD	5,053,689	05/01/2023	—	(53,755)
	USD	301,580	DKK	2,035,368	07/31/2023	1,094	—
	USD	659,875	EUR	601,547	05/02/2023	2,970	—
	USD	470,495	JPY	62,100,988	07/31/2023	—	(8,423)
						4,707	(68,473)
Merrill Lynch International	EUR	3,561,444	USD	3,895,929	05/02/2023	—	(28,428)
	GBP	2,040,222	USD	2,517,630	05/02/2023	—	(46,419)
	SEK	19,890,671	USD	1,955,645	05/02/2023	16,047	—
	SEK	2,987,797	USD	291,159	07/31/2023	—	(1,484)
	USD	2,184,470	AUD	3,065,949	05/01/2023	—	(155,732)
	USD	602,481	GBP	490,892	05/02/2023	14,448	—
	USD	289,852	SEK	2,987,797	05/02/2023	1,497	—
						31,992	(232,063)
Morgan Stanley & Co. International PLC	CHF	1,085,825	USD	1,218,855	05/02/2023	4,082	—
	CHF	254,040	USD	286,340	07/31/2023	—	(700)
						4,082	(700)
Royal Bank of Canada	CAD	685,550	USD	505,304	05/01/2023	—	(693)
	USD	1,437,841	EUR	1,344,226	05/02/2023	43,362	—
	USD	877,984	EUR	796,685	07/31/2023	4,221	—

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	805,037	GBP	659,895	05/02/2023	$ 24,287	$ —
	USD	251,429	HKD	1,962,834	05/02/2023	—	(1,375)
	USD	664,944	SEK	6,967,352	05/02/2023	14,463	—
						86,333	(2,068)
Standard Chartered Bank	USD	1,158,403	EUR	1,062,044	05/02/2023	11,864	—
	USD	290,342	GBP	241,000	05/02/2023	12,535	—
	USD	391,410	JPY	51,906,355	05/01/2023	—	(10,432)
						24,399	(10,432)
State Street Bank & Trust Company	EUR	292,141	USD	311,142	05/02/2023	—	(10,768)
	SGD	1,026,702	USD	770,642	07/31/2023	—	(1,397)
	USD	353,695	EUR	324,717	05/02/2023	4,110	—
	USD	251,522	EUR	228,000	07/31/2023	953	—
	USD	920,633	GBP	741,750	05/02/2023	11,561	—
	USD	3,198,300	JPY	413,566,814	05/01/2023	—	(162,836)
	USD	606,294	SEK	6,256,608	05/02/2023	3,806	—
						20,430	(175,001)
Toronto Dominion Bank	GBP	93,315	USD	116,495	05/02/2023	—	(779)
	USD	116,692	GBP	93,315	07/31/2023	780	—
						780	(779)
Unrealized Appreciation (Depreciation)						$358,437	$(571,031)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$215,024	$96,837	$—	$311,861
Aerospace/Defense	1,346,367	1,855,477	—	3,201,844
Agriculture	170,749	312,990	—	483,739
Apparel	990,858	4,148,318	—	5,139,176
Auto Manufacturers	1,324,503	2,645,581	—	3,970,084
Banks	11,452,476	7,145,476	—	18,597,952
Beverages	4,765,008	1,297,706	—	6,062,714
Biotechnology	4,906,504	330,801	—	5,237,305
Building Materials	1,824,377	667,302	—	2,491,679
Chemicals	2,354,784	3,348,737	—	5,703,521
Commercial Services	3,335,304	1,629,712	—	4,965,016
Computers	8,907,208	645,721	—	9,552,929
Cosmetics/Personal Care	411,917	1,133,789	—	1,545,706
Distribution/Wholesale	323,315	993,811	—	1,317,126
Diversified Financial Services	9,869,421	916,787	—	10,786,208
Electric	5,224,840	4,376,600	—	9,601,440
Electrical Components & Equipment	318,493	1,697,018	—	2,015,511
Electronics	945,001	2,350,279	—	3,295,280
Energy-Alternate Sources	151,384	66,301	—	217,685
Engineering & Construction	122,831	3,434,959	—	3,557,790
Food	554,385	2,845,153	—	3,399,538
Healthcare-Products	2,771,464	1,043,014	—	3,814,478

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Healthcare-Services	$6,052,745	$269,851	$0	$6,322,596
Housewares	99,800	—	—	99,800
Insurance	3,424,486	6,598,224	—	10,022,710
Internet	19,733,713	949,946	—	20,683,659
Iron/Steel	—	200,968	21	200,989
Lodging	2,171,546	107,805	—	2,279,351
Machinery-Diversified	4,010,273	1,673,610	—	5,683,883
Media	1,329,545	169,249	—	1,498,794
Metal Fabricate/Hardware	92,604	54,110	—	146,714
Mining	141,783	2,667,208	—	2,808,991
Miscellaneous Manufacturing	1,217,831	420,891	—	1,638,722
Office/Business Equipment	148,624	69,540	—	218,164
Oil & Gas	5,895,887	5,754,525	—	11,650,412
Oil & Gas Services	1,891,319	—	—	1,891,319
Packaging & Containers	280,646	57,802	—	338,448
Pharmaceuticals	9,909,657	9,809,962	—	19,719,619
Pipelines	579,254	17,875	—	597,129
Private Equity	246,015	491,125	—	737,140
Real Estate	194,333	373,827	—	568,160
REITS	5,501,623	415,199	—	5,916,822
Retail	10,648,145	779,682	—	11,427,827
Semiconductors	14,421,249	2,760,767	—	17,182,016
Software	19,304,487	535,501	—	19,839,988
Telecommunications	1,451,987	2,074,885	—	3,526,872
Transportation	4,724,033	639,685	—	5,363,718
Other Industries	—	3,412,148	—	3,412,148
Preferred Stocks	—	7,959	—	7,959
Corporate Bonds & Notes	—	73,591,023	—	73,591,023
Asset Backed Securities	—	13,931,391	—	13,931,391
Collateralized Mortgage Obligations	—	13,343,762	—	13,343,762
U.S. Government & Agency Obligations	—	42,077,826	—	42,077,826
Foreign Government Obligations	—	1,690,316	—	1,690,316
Municipal Securities	—	675,772	—	675,772
Unaffiliated Investment Companies	4,263,139	—	—	4,263,139
Short-Term Investments:
Unaffiliated Investment Companies	9,406,932	—	—	9,406,932
Other Short-Term Investments	—	8,608,877	—	8,608,877
Total Investments at Value	$189,427,869	$237,213,680	$21	$426,641,570
Other Financial Instruments:†
Futures Contracts	$3,926,927	$89,421	$—	$4,016,348
Forward Foreign Currency Contracts	—	358,437	—	358,437
Total Other Financial Instruments	$3,926,927	$447,858	$—	$4,374,785
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,342,910	$201,845	$—	$1,544,755
Forward Foreign Currency Contracts	—	571,031	—	571,031
Total Other Financial Instruments	$1,342,910	$772,876	$—	$2,115,786
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.1%
Bermuda — 1.3%
Credicorp, Ltd.	12,495	$ 1,692,822
Kunlun Energy Co., Ltd.	834,000	773,837
		2,466,659
Brazil — 8.1%
Ambev SA ADR	442,557	1,239,160
Atacadao SA	140,190	302,146
Banco do Brasil SA	221,418	1,902,637
BB Seguridade Participacoes SA	192,524	1,324,331
Cia de Saneamento Basico do Estado de Sao Paulo	52,612	486,585
Cia Energetica de Minas Gerais ADR	409,362	990,656
EDP - Energias do Brasil SA	200,368	903,861
Gerdau SA (Preference Shares)	102,305	516,468
Localiza Rent a Car SA†	35,566	413,646
Petroleo Brasileiro SA (Preference Shares)	501,792	2,384,312
Porto Seguro SA	104,555	526,779
Raia Drogasil SA	145,802	768,210
Sendas Distribuidora SA	145,636	358,849
SLC Agricola SA	72,418	631,578
Vale SA	52,520	762,350
WEG SA	188,317	1,552,507
		15,064,075
British Virgin Islands — 0.3%
Arcos Dorados Holdings, Inc.	75,505	599,510
Cayman Islands — 12.0%
3SBio, Inc.*	537,500	539,220
Alibaba Group Holding, Ltd.†	467,908	4,908,023
JD.com, Inc., Class A	119,400	2,120,953
Meituan, Class B*†	33,370	569,502
NetEase, Inc.	149,000	2,653,555
PDD Holdings, Inc. ADR†	21,245	1,447,847
Tencent Holdings, Ltd.	179,600	7,945,007
Vipshop Holdings, Ltd. ADR†	42,236	663,105
Yihai International Holding, Ltd.	185,000	491,200
ZTO Express Cayman, Inc. ADR	32,396	896,721
		22,235,133
Chile — 1.0%
Banco de Chile	5,325,421	567,012
Banco Santander Chile ADR	35,148	673,084
Cencosud SA	335,635	683,951
		1,924,047
China — 18.5%
Anhui Guangxin Agrochemical Co., Ltd.	124,000	523,392
Anhui Heli Co, Ltd., Class A	202,100	576,022
Bank of Jiangsu Co, Ltd., Class A	1,288,500	1,434,965
China CITIC Bank Corp., Ltd.	1,449,000	784,130
China Merchants Bank Co., Ltd.	460,500	2,215,223
China Merchants Energy Shipping Co., Ltd., Class A	487,400	467,273
China Pacific Insurance Group Co., Ltd.	635,200	1,900,328
China Railway Group, Ltd.	1,368,000	1,052,960
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	111,000	945,666
China State Construction Engineering Corp., Ltd., Class A	1,169,336	1,111,165
Dongfang Electric Corp., Ltd.	1,234,200	1,751,829
Security Description	Shares or Principal Amount	Value

China (continued)
ENN Natural Gas Co., Ltd., Class A	285,800	$ 838,458
Fangda Special Steel Technology Co., Ltd., Class A	1,146,700	884,643
Haier Smart Home Co., Ltd.	542,600	1,759,752
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	107,200	458,330
Jiangxi Copper Co., Ltd.	575,000	1,023,091
Kweichow Moutai Co, Ltd., Class A	5,000	1,275,862
Laobaixing Pharmacy Chain JSC	103,800	522,630
PetroChina Co., Ltd.	3,578,000	2,484,348
PICC Property & Casualty Co., Ltd.	1,968,000	2,376,584
Ping An Bank Co., Ltd., Class A†	475,900	865,748
Ping An Insurance Group Co. of China, Ltd.	314,500	2,291,908
Sinopharm Group Co., Ltd.	179,200	634,882
Tsingtao Brewery Co., Ltd.	158,000	1,688,121
Xiamen Xiangyu Co., Ltd.†	398,700	614,187
Yixintang Pharmaceutical Group Co., Ltd.	199,600	831,839
YTO Express Group Co., Ltd., Class A	241,900	604,970
Yutong Bus Co, Ltd.†	320,200	625,215
Zhuhai Huafa Properties Co., Ltd., Class A	372,000	571,612
Zhuzhou CRRC Times Electric Co, Ltd.	298,500	1,203,239
		34,318,372
Greece — 0.3%
Hellenic Telecommunications Organization SA	37,545	548,712
Hong Kong — 0.5%
AIA Group, Ltd.	84,400	920,904
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	84,326	683,515
India — 6.8%
HDFC Bank, Ltd. ADR	73,009	5,096,028
ICICI Bank, Ltd. ADR	122,669	2,790,720
Infosys, Ltd. ADR	43,842	681,305
Reliance Industries, Ltd. GDR*	69,370	4,134,452
		12,702,505
Indonesia — 1.8%
Bank Mandiri Persero Tbk PT	2,657,800	939,066
Telkom Indonesia Persero Tbk PT	5,881,600	1,699,840
United Tractors Tbk PT	345,800	682,855
		3,321,761
Malaysia — 0.5%
CIMB Group Holdings Bhd	734,700	834,411
Mexico — 5.0%
America Movil SAB de CV†	103,628	2,226,966
Arca Continental SAB de CV	96,886	925,508
Coca-Cola Femsa SAB de CV, ADR	7,758	654,930
Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,562	845,691
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,792	824,822
Grupo Financiero Banorte SAB de CV, Class O	277,836	2,407,876
Wal-Mart de Mexico SAB de CV	361,375	1,456,595
		9,342,388

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Panama — 0.7%
Copa Holdings SA, Class A	14,605	$ 1,319,124
Poland — 1.4%
Bank Polska Kasa Opieki SA	44,307	1,026,230
Dino Polska SA*†	7,668	781,500
Powszechny Zaklad Ubezpieczen SA	74,288	685,207
		2,492,937
Qatar — 0.3%
Industries Qatar QSC	164,250	576,338
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	731,991	0
Sberbank Of Russia PJSC(1)(2)	426,432	0
Severstal PAO GDR(1)(2)	23,993	0
		0
Saudi Arabia — 0.4%
Etihad Etisalat Co.	52,163	642,619
South Africa — 5.6%
Absa Group, Ltd.	116,701	1,134,907
African Rainbow Minerals, Ltd.	40,762	513,079
Bid Corp., Ltd.	25,058	570,784
Bidvest Group, Ltd.	42,749	585,317
Clicks Group, Ltd.	44,659	652,720
FirstRand, Ltd.	625,386	2,204,180
Mr. Price Group, Ltd.	51,663	425,355
MTN Group, Ltd.	105,480	740,738
Sanlam, Ltd.	178,775	552,227
Shoprite Holdings, Ltd.	97,401	1,188,938
Standard Bank Group, Ltd.	94,527	886,439
Truworths International, Ltd.	156,420	465,893
Woolworths Holdings, Ltd.	138,779	493,466
		10,414,043
South Korea — 15.4%
BGF retail Co., Ltd.	4,739	661,954
DB Insurance Co., Ltd.	9,810	615,679
Hana Financial Group, Inc.	49,892	1,568,007
Hyundai Glovis Co., Ltd.	3,953	485,140
Industrial Bank of Korea	72,602	547,368
Kia Corp.	39,248	2,490,226
Korea Gas Corp.†	18,358	368,695
Kumho Petrochemical Co., Ltd.	4,940	504,530
LG Chem, Ltd.	2,535	1,413,643
Orion Corp.	6,800	737,185
Pan Ocean Co., Ltd.	109,074	445,724
POSCO Holdings, Inc.	4,833	1,368,601
Posco International Corp.	33,191	668,535
Samsung C&T Corp.	8,941	734,836
Samsung Electro-Mechanics Co., Ltd.	6,422	694,693
Samsung Electronics Co., Ltd.	178,212	8,780,219
Samsung Engineering Co., Ltd.†	24,383	532,781
Samsung Fire & Marine Insurance Co., Ltd.	3,813	642,530
Shinhan Financial Group Co., Ltd.	78,801	2,065,450
SK Hynix, Inc.	38,529	2,595,091
S-Oil Corp.	13,563	758,150
		28,679,037
Security Description	Shares or Principal Amount	Value

Taiwan — 11.1%
Accton Technology Corp.	55,000	$ 539,437
Eva Airways Corp.	594,000	520,687
Gigabyte Technology Co., Ltd.†	144,000	616,866
Micro-Star International Co., Ltd.	120,000	570,679
Novatek Microelectronics Corp.†	117,000	1,602,721
Pegavision Corp.	41,000	581,661
Taiwan Semiconductor Manufacturing Co., Ltd.	693,000	11,364,853
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,940	2,018,142
Uni-President Enterprises Corp.	230,000	552,029
United Microelectronics Corp.†	682,000	1,093,939
Voltronic Power Technology Corp.	10,000	573,514
Wistron Corp.	423,000	640,914
		20,675,442
Thailand — 1.4%
Krung Thai Bank PCL	1,906,400	1,004,911
PTT Exploration & Production PCL	374,700	1,624,002
		2,628,913
United Arab Emirates — 0.5%
Emaar Properties PJSC	578,136	935,521
United Kingdom — 1.5%
Airtel Africa PLC*	321,475	485,941
Anglo American PLC	44,374	1,362,785
Rio Tinto PLC	13,625	865,164
		2,713,890
United States — 1.3%
Yum China Holdings, Inc.	39,874	2,439,491
Total Common Stocks (cost $189,697,475)		178,479,347
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA Expires 05/10/2023, Strike Price BRL 41.15† (cost $0)	158	544
Total Long-Term Investment Securities (cost $189,697,475)		178,479,891
TOTAL INVESTMENTS (cost $189,697,475)	96.1%	178,479,891
Other assets less liabilities	3.9	7,252,087
NET ASSETS	100.0%	$185,731,978
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $6,510,615 representing 3.5% of net assets.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/10/2021	530,190	$371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	$0	$0.00	0.0%
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
163	Long	SGX Nifty 50 Index	May 2023	$5,781,640	$5,910,054	$128,414
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	17.5%
Semiconductors	14.8
Internet	9.5
Oil & Gas	6.9
Insurance	6.0
Retail	5.0
Telecommunications	3.8
Food	3.2
Beverages	3.1
Engineering & Construction	2.8
Mining	2.5
Transportation	1.9
Chemicals	1.7
Auto Manufacturers	1.6
Software	1.4
Iron/Steel	1.4
Machinery-Diversified	1.1
Computers	1.0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Electric	1.0%
Airlines	1.0
Electronics	1.0
Home Furnishings	0.9
Electrical Components & Equipment	0.9
Pharmaceuticals	0.8
Real Estate	0.8
Gas	0.7
Miscellaneous Manufacturing	0.7
Distribution/Wholesale	0.6
Commercial Services	0.5
Auto Parts & Equipment	0.5
Textiles	0.3
Healthcare-Products	0.3
Diversified Financial Services	0.3
Biotechnology	0.3
Water	0.3
96.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,692,822	$773,837	$—	$2,466,659
Brazil	15,064,075	—	—	15,064,075
British Virgin Islands	599,510	—	—	599,510
Cayman Islands	3,007,673	19,227,460	—	22,235,133
Chile	1,924,047	—	—	1,924,047
India	12,702,505	—	—	12,702,505
Mexico	9,342,388	—	—	9,342,388
Panama	1,319,124	—	—	1,319,124
Russia	—	—	0	0
Taiwan	2,018,142	18,657,300	—	20,675,442
Thailand	2,628,913	—	—	2,628,913
United States	2,439,491	—	—	2,439,491
Other Countries	—	87,082,060	—	87,082,060
Rights	544	—	—	544
Total Investments at Value	$52,739,234	$125,740,657	$0	$178,479,891
Other Financial Instruments:†
Futures Contracts	$128,414	$—	$—	$128,414
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 5.4%
General Dynamics Corp.	80,257	$ 17,523,313
Northrop Grumman Corp.	25,456	11,742,089
Raytheon Technologies Corp.	259,475	25,921,553
		55,186,955
Agriculture — 2.0%
Philip Morris International, Inc.	200,337	20,027,690
Banks — 7.6%
Bank of America Corp.	579,215	16,959,415
Citigroup, Inc.	147,399	6,938,071
Morgan Stanley	206,219	18,553,523
Northern Trust Corp.	30,510	2,384,662
PNC Financial Services Group, Inc.	76,056	9,906,294
Truist Financial Corp.	105,746	3,445,205
US Bancorp	255,135	8,746,028
Wells Fargo & Co.	258,537	10,276,846
		77,210,044
Beverages — 2.1%
Coca-Cola Co.	171,056	10,973,242
PepsiCo, Inc.	55,729	10,638,109
		21,611,351
Biotechnology — 0.6%
Amgen, Inc.	23,643	5,668,173
Chemicals — 3.9%
Air Products & Chemicals, Inc.	76,422	22,495,580
PPG Industries, Inc.	119,855	16,810,862
		39,306,442
Computers — 2.0%
Accenture PLC, Class A	15,985	4,480,436
Apple, Inc.	21,817	3,701,909
International Business Machines Corp.	55,330	6,994,265
Seagate Technology Holdings PLC	87,028	5,114,635
		20,291,245
Cosmetics/Personal Care — 1.4%
Procter & Gamble Co.	91,510	14,310,334
Diversified Financial Services — 6.6%
American Express Co.	84,256	13,593,863
BlackRock, Inc.	26,817	17,999,570
Capital One Financial Corp.	74,086	7,208,568
Charles Schwab Corp.	152,448	7,963,884
CME Group, Inc.	81,151	15,075,421
T. Rowe Price Group, Inc.	46,122	5,180,884
		67,022,190
Electric — 4.9%
CMS Energy Corp.	112,976	7,033,886
Dominion Energy, Inc.	132,006	7,542,823
NextEra Energy, Inc.	215,762	16,533,842
Public Service Enterprise Group, Inc.	117,289	7,412,665
Xcel Energy, Inc.	156,928	10,970,836
		49,494,052
Environmental Control — 1.0%
Republic Services, Inc.	68,614	9,922,957
Security Description	Shares or Principal Amount	Value

Food — 3.1%
Mondelez International, Inc., Class A	216,406	$ 16,602,668
Sysco Corp.	197,064	15,122,692
		31,725,360
Healthcare-Products — 2.5%
Abbott Laboratories	85,724	9,469,930
Medtronic PLC	177,540	16,147,263
		25,617,193
Healthcare-Services — 2.4%
UnitedHealth Group, Inc.	49,424	24,321,056
Insurance — 4.7%
Arthur J. Gallagher & Co.	41,699	8,675,894
Chubb, Ltd.	58,975	11,887,001
Hartford Financial Services Group, Inc.	107,760	7,649,882
Marsh & McLennan Cos., Inc.	23,774	4,283,837
MetLife, Inc.	143,614	8,807,847
Progressive Corp.	45,753	6,240,709
		47,545,170
Machinery-Diversified — 2.7%
Deere & Co.	30,009	11,344,002
Dover Corp.	107,150	15,661,044
		27,005,046
Media — 2.0%
Comcast Corp., Class A	501,812	20,759,963
Miscellaneous Manufacturing — 1.8%
Eaton Corp. PLC	61,993	10,360,270
Parker-Hannifin Corp.	23,232	7,547,612
		17,907,882
Oil & Gas — 8.9%
Chevron Corp.	82,978	13,988,431
ConocoPhillips	264,594	27,224,077
EOG Resources, Inc.	141,749	16,934,753
Exxon Mobil Corp.	275,320	32,581,369
		90,728,630
Pharmaceuticals — 12.1%
AbbVie, Inc.	120,481	18,207,089
AmerisourceBergen Corp.	44,712	7,460,197
Becton Dickinson & Co.	35,940	9,499,301
Bristol-Myers Squibb Co.	368,146	24,581,109
Cigna Group	37,139	9,406,937
CVS Health Corp.	176,571	12,944,420
Eli Lilly & Co.	22,159	8,771,862
Johnson & Johnson	118,439	19,388,464
Merck & Co., Inc.	44,251	5,109,663
Pfizer, Inc.	198,529	7,720,793
		123,089,835
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	23,721	2,945,674
AvalonBay Communities, Inc.	24,943	4,498,969
Boston Properties, Inc.	39,473	2,106,279
Prologis, Inc.	67,277	8,426,444
Ventas, Inc.	86,018	4,133,165
		22,110,531
Retail — 8.5%
Advance Auto Parts, Inc.	51,993	6,526,681

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Best Buy Co., Inc.	82,901	$ 6,177,783
Home Depot, Inc.	51,112	15,361,200
McDonald's Corp.	56,137	16,602,518
Starbucks Corp.	95,012	10,858,921
TJX Cos., Inc.	208,268	16,415,684
Walmart, Inc.	93,776	14,157,363
		86,100,150
Semiconductors — 4.3%
Analog Devices, Inc.	114,645	20,622,343
Lam Research Corp.	3,807	1,995,172
NXP Semiconductors NV	69,403	11,364,047
Texas Instruments, Inc.	56,355	9,422,556
		43,404,118
Software — 1.4%
Microsoft Corp.	47,401	14,564,431
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Corning, Inc.	207,229	$ 6,884,148
Verizon Communications, Inc.	169,558	6,583,937
		13,468,085
Transportation — 2.9%
Norfolk Southern Corp.	60,480	12,279,254
United Parcel Service, Inc., Class B	93,417	16,797,311
		29,076,565
TOTAL INVESTMENTS (cost $765,783,725)	98.3%	997,475,448
Other assets less liabilities	1.7	16,892,075
NET ASSETS	100.0%	$1,014,367,523

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$997,475,448	$—	$—	$997,475,448
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Australia — 1.3%
BHP Group, Ltd.	88,020	$ 2,604,290
Qantas Airways, Ltd.†	304,803	1,334,885
		3,939,175
Austria — 0.2%
Erste Group Bank AG	19,843	723,735
Bermuda — 0.6%
Everest Re Group, Ltd.	2,405	909,090
Lazard, Ltd., Class A	23,125	723,812
RenaissanceRe Holdings, Ltd.	1,443	310,837
		1,943,739
Canada — 3.0%
Bombardier, Inc., Class B†	21,587	932,407
Celestica, Inc.†	43,805	475,280
George Weston, Ltd.	10,190	1,368,244
Loblaw Cos., Ltd.	17,518	1,647,650
National Bank of Canada	15,986	1,192,062
Royal Bank of Canada	26,600	2,640,858
Torex Gold Resources, Inc.†	60,577	993,930
		9,250,431
Cayman Islands — 0.4%
Sands China, Ltd.†	344,800	1,230,869
Denmark — 1.7%
Carlsberg A/S, Class B	7,713	1,274,003
D/S Norden A/S	14,886	935,799
Novo Nordisk A/S, Class B	17,189	2,867,435
		5,077,237
Finland — 0.2%
Nordea Bank Abp	51,350	572,041
France — 3.3%
BNP Paribas SA	29,395	1,903,096
LVMH Moet Hennessy Louis Vuitton SE	4,008	3,851,427
Schneider Electric SE	10,669	1,863,972
TotalEnergies SE	38,364	2,445,656
		10,064,151
Germany — 2.1%
Allianz SE	6,988	1,753,023
Deutsche Lufthansa AG†	124,539	1,335,184
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	9,567	1,196,226
Mercedes-Benz Group AG	12,861	1,001,716
RWE AG	25,807	1,210,622
		6,496,771
Hong Kong — 0.3%
AIA Group, Ltd.	74,600	813,974
Ireland — 2.1%
Eaton Corp. PLC	15,238	2,546,575
Linde PLC	6,134	2,266,206
Trane Technologies PLC	9,235	1,715,955
		6,528,736
Security Description	Shares or Principal Amount	Value

Italy — 0.8%
Intesa Sanpaolo SpA	401,409	$ 1,055,488
UniCredit SpA	73,512	1,454,785
		2,510,273
Japan — 5.5%
Dentsu Group, Inc.	19,500	702,225
Fujikura, Ltd.	38,800	264,475
Fuyo General Lease Co., Ltd.	8,600	629,294
Hitachi Zosen Corp.	47,000	292,040
ITOCHU Corp.	54,500	1,811,023
Kamigumi Co., Ltd.	32,800	718,845
KDDI Corp.	53,900	1,683,177
Marubeni Corp.	96,400	1,369,719
Meitec Corp.	76,000	1,284,920
Mitsubishi Motors Corp.†	163,700	626,512
Mitsui & Co., Ltd.	16,900	529,124
Nippon Express Holdings, Inc.	5,100	299,247
Nippon Telegraph & Telephone Corp.	42,400	1,293,089
Sankyo Co., Ltd.	13,000	572,122
Shimamura Co., Ltd.	4,800	440,713
Sony Group Corp.	18,200	1,729,010
Sumitomo Mitsui Financial Group, Inc.	37,100	1,523,073
Tokio Marine Holdings, Inc.	41,400	832,939
Yamato Kogyo Co., Ltd.	7,600	298,659
		16,900,206
Jersey — 0.3%
Glencore PLC	142,863	842,976
Netherlands — 4.2%
ASML Holding NV (XAMS)	5,173	3,293,732
CNH Industrial NV	88,843	1,249,953
ING Groep NV	95,636	1,187,609
Koninklijke Ahold Delhaize NV	59,424	2,046,432
Koninklijke KPN NV	211,231	770,048
NXP Semiconductors NV	8,380	1,372,141
Prosus NV	15,433	1,155,758
Stellantis NV	72,939	1,207,236
Technip Energies NV	18,542	410,657
		12,693,566
Norway — 0.3%
Equinor ASA	26,295	755,688
Singapore — 0.4%
United Overseas Bank, Ltd.	53,700	1,141,158
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	83,949	617,563
Iberdrola SA	27,782	360,433
		977,996
Sweden — 0.1%
SSAB AB, Class B	40,533	273,573
Switzerland — 3.6%
Chubb, Ltd.	2,678	539,778
Cie Financiere Richemont SA	8,810	1,455,790
Nestle SA	30,040	3,851,455
Novartis AG	11,999	1,228,106
Roche Holding AG	3,934	1,233,064
UBS Group AG	46,276	940,545
Zurich Insurance Group AG	3,571	1,727,229
		10,975,967

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 5.5%
AstraZeneca PLC	21,316	$ 3,136,604
Balfour Beatty PLC	65,209	314,459
BP PLC	487,821	3,280,769
Centrica PLC	660,689	951,146
Imperial Brands PLC	40,958	1,013,020
JET2 PLC	62,876	969,655
NatWest Group PLC	338,157	1,119,862
Prudential PLC	58,859	901,716
Rio Tinto PLC	30,237	1,919,996
Shell PLC	102,473	3,152,561
		16,759,788
United States — 63.3%
AbbVie, Inc.	23,124	3,494,499
Agilent Technologies, Inc.	15,719	2,128,824
Airbnb, Inc., Class A†	5,600	670,152
Allison Transmission Holdings, Inc.	26,950	1,314,891
Alphabet, Inc., Class C†	89,498	9,685,474
Amazon.com, Inc.†	62,810	6,623,314
Ameriprise Financial, Inc.	2,968	905,596
Amgen, Inc.	3,679	882,003
Apple, Inc.	91,445	15,516,388
Applied Materials, Inc.	21,430	2,422,233
Asbury Automotive Group, Inc.†	1,668	322,691
AutoNation, Inc.†	5,003	658,895
Bank of America Corp.	80,563	2,358,885
Bath & Body Works, Inc.	33,279	1,168,093
Berry Global Group, Inc.	32,418	1,874,085
BorgWarner, Inc.	25,476	1,226,160
Box, Inc., Class A†	37,540	993,308
Bristol-Myers Squibb Co.	40,652	2,714,334
Brunswick Corp.	4,866	412,588
Builders FirstSource, Inc.†	12,857	1,218,458
Cadence Design Systems, Inc.†	10,067	2,108,533
Cardinal Health, Inc.	3,714	304,919
Cigna Group	5,309	1,344,717
Coca-Cola Co.	46,508	2,983,488
Comcast Corp., Class A	30,944	1,280,153
ConocoPhillips	17,167	1,766,313
CSX Corp.	56,944	1,744,764
Deckers Outdoor Corp.†	649	311,092
Deere & Co.	3,870	1,462,937
Dropbox, Inc., Class A†	54,413	1,106,760
Elevance Health, Inc.	4,092	1,917,716
Eli Lilly & Co.	8,126	3,216,758
Encore Wire Corp.	4,404	688,477
Enphase Energy, Inc.†	2,415	396,543
EOG Resources, Inc.	6,325	755,648
Evercore, Inc., Class A	6,370	726,626
Expedia Group, Inc.†	5,378	505,317
Extreme Networks, Inc.†	40,662	722,970
Exxon Mobil Corp.	31,353	3,710,314
Fair Isaac Corp.†	1,901	1,383,833
Federated Hermes, Inc.	7,823	323,794
Freeport-McMoRan, Inc.	36,250	1,374,237
General Mills, Inc.	9,181	813,712
Gilead Sciences, Inc.	6,584	541,271
GoDaddy, Inc., Class A†	3,705	280,394
Hologic, Inc.†	15,580	1,340,036
Home Depot, Inc.	9,679	2,908,927
Inspire Medical Systems, Inc.†	4,543	1,215,843
Ironwood Pharmaceuticals, Inc.†	49,802	518,439
Security Description	Shares or Principal Amount	Value

United States (continued)
Lam Research Corp.	4,264	$ 2,234,677
LKQ Corp.	5,107	294,827
LPL Financial Holdings, Inc.	3,791	791,712
Manhattan Associates, Inc.†	4,029	667,525
Mastercard, Inc., Class A	9,884	3,756,217
McKesson Corp.	6,781	2,469,911
Merck & Co., Inc.	14,062	1,623,739
Meta Platforms, Inc., Class A†	12,784	3,072,251
Microsoft Corp.	49,022	15,062,500
Morgan Stanley	33,200	2,987,004
National Retail Properties, Inc.	26,280	1,143,180
NetApp, Inc.	16,300	1,025,107
Netflix, Inc.†	5,092	1,680,004
Neurocrine Biosciences, Inc.†	3,176	320,903
NextEra Energy, Inc.	33,109	2,537,143
NIKE, Inc., Class B	17,358	2,199,606
NVIDIA Corp.	16,212	4,498,668
Old Dominion Freight Line, Inc.	3,961	1,269,065
Omnicom Group, Inc.	13,373	1,211,193
Oracle Corp.	22,222	2,104,868
Palo Alto Networks, Inc.†	10,514	1,918,384
PepsiCo, Inc.	7,641	1,458,590
Philip Morris International, Inc.	16,007	1,600,220
Pioneer Natural Resources Co.	3,293	716,392
Procter & Gamble Co.	25,077	3,921,541
Progressive Corp.	4,405	600,842
Prologis, Inc.	18,690	2,340,922
Pure Storage, Inc., Class A†	39,177	894,411
QUALCOMM, Inc.	14,882	1,738,218
QuidelOrtho Corp.†	5,505	495,175
Rambus, Inc.†	20,514	909,591
Regeneron Pharmaceuticals, Inc.†	1,171	938,896
Ross Stores, Inc.	10,070	1,074,771
SBA Communications Corp.	3,718	969,989
SeaWorld Entertainment, Inc.†	4,882	261,968
Steel Dynamics, Inc.	11,969	1,244,178
Tesla, Inc.†	12,223	2,008,361
TJX Cos., Inc.	13,972	1,101,273
T-Mobile US, Inc.†	16,090	2,315,351
United Rentals, Inc.	4,890	1,765,828
United Therapeutics Corp.†	4,328	996,003
UnitedHealth Group, Inc.	8,089	3,980,516
Vertex Pharmaceuticals, Inc.†	1,685	574,130
Visa, Inc., Class A	17,039	3,965,486
Voya Financial, Inc.	26,851	2,053,564
Waters Corp.†	2,306	692,630
Wells Fargo & Co.	72,832	2,895,072
WEX, Inc.†	5,380	954,143
WillScot Mobile Mini Holdings Corp.†	6,482	294,283
Winnebago Industries, Inc.	18,605	1,081,695
Yum! Brands, Inc.	13,611	1,913,434
		192,971,359
Total Long-Term Investment Securities (cost $244,809,876)		303,443,409

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $427,615 and collateralized by $353,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $436,141 (cost $427,564)	$427,564	$ 427,564
TOTAL INVESTMENTS (cost $245,237,440)	99.6%	303,870,973
Other assets less liabilities	0.4	1,084,547
NET ASSETS	100.0%	$304,955,520
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $1,196,226 representing 0.4% of net assets.
XAMS—Euronext Amsterdam Stock Exchange
Industry Allocation*
Internet	8.5%
Pharmaceuticals	8.0
Banks	8.0
Software	7.7
Computers	5.7
Oil & Gas	5.5
Semiconductors	5.4
Diversified Financial Services	4.5
Retail	3.7
Food	3.1
Insurance	2.9
Mining	2.5
Telecommunications	2.3
Apparel	2.1
Auto Manufacturers	2.0
Healthcare-Services	1.9
Beverages	1.9
Transportation	1.6
REITS	1.5
Electric	1.3
Distribution/Wholesale	1.3
Biotechnology	1.3
Cosmetics/Personal Care	1.3
Healthcare-Products	1.2
Airlines	1.1
Commercial Services	1.0
Building Materials	1.0
Electrical Components & Equipment	0.9
Machinery-Diversified	0.9
Electronics	0.9
Agriculture	0.8
Miscellaneous Manufacturing	0.8
Auto Parts & Equipment	0.8

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Chemicals	0.7%
Advertising	0.6
Packaging & Containers	0.6
Iron/Steel	0.6
Home Furnishings	0.6
Engineering & Construction	0.5
Media	0.4
Lodging	0.4
Home Builders	0.4
Gas	0.3
Aerospace/Defense	0.3
Entertainment	0.3
Repurchase Agreements	0.1
Leisure Time	0.1
Oil & Gas Services	0.1
Energy-Alternate Sources	0.1
Environmental Control	0.1
99.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,943,739	$—	$—	$1,943,739
Canada	9,250,431	—	—	9,250,431
Ireland	6,528,736	—	—	6,528,736
Netherlands	1,372,141	11,321,425	—	12,693,566
Switzerland	539,778	10,436,189	—	10,975,967
United States	192,971,359	—	—	192,971,359
Other Countries	—	69,079,611	—	69,079,611
Repurchase Agreements	—	427,564	—	427,564
Total Investments at Value	$212,606,184	$91,264,789	$—	$303,870,973
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.4%
Aerospace/Defense — 0.8%
Airbus SE
3.15%, 04/10/2027*	$ 245,000	$ 234,809
3.95%, 04/10/2047*	150,000	129,531
BAE Systems PLC
1.90%, 02/15/2031*	479,000	391,656
3.00%, 09/15/2050*	231,000	162,301
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,393,923
2.75%, 02/01/2026	278,000	263,494
3.25%, 03/01/2028	429,000	397,688
4.88%, 05/01/2025	265,000	264,703
5.04%, 05/01/2027	170,000	170,814
5.15%, 05/01/2030	1,317,000	1,327,135
5.71%, 05/01/2040	1,195,000	1,199,381
5.81%, 05/01/2050	1,698,000	1,688,909
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	196,478
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	42,492
Raytheon Technologies Corp.
3.20%, 03/15/2024	105,000	103,288
3.75%, 11/01/2046	225,000	185,742
4.15%, 05/15/2045	296,000	258,905
4.35%, 04/15/2047	50,000	45,406
4.50%, 06/01/2042	225,000	212,421
5.15%, 02/27/2033	362,000	376,227
TransDigm, Inc.
4.63%, 01/15/2029	2,825,000	2,556,625
		13,601,928
Agriculture — 0.8%
Altria Group, Inc.
2.45%, 02/04/2032	785,000	624,398
BAT Capital Corp.
2.26%, 03/25/2028	355,000	308,223
3.22%, 08/15/2024	917,000	892,052
3.73%, 09/25/2040	240,000	172,288
4.39%, 08/15/2037	495,000	403,851
4.54%, 08/15/2047	613,000	457,706
4.74%, 03/16/2032	3,067,000	2,865,475
BAT International Finance PLC
1.67%, 03/25/2026	270,000	245,835
4.45%, 03/16/2028	2,960,000	2,843,372
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	690,890
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	3,202,000	3,250,963
5.63%, 11/17/2029	495,000	517,024
		13,272,077
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	164,694	146,883
3.55%, 07/15/2031*	232,419	200,766
4.13%, 11/15/2026*	236,862	223,623
American Airlines Pass-Through Trust
3.00%, 04/15/2030	107,383	95,310
3.70%, 04/01/2028	193,089	172,329
British Airways Pass-Through Trust
3.30%, 06/15/2034*	346,583	303,437
3.80%, 03/20/2033*	230,998	215,022
Security Description	Shares or Principal Amount	Value

Airlines (continued)
4.13%, 03/20/2033*	$ 310,565	$ 279,476
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	69,554	67,429
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	155,234	138,909
United Airlines Pass-Through Trust
2.70%, 11/01/2033	527,177	453,971
3.10%, 04/07/2030	432,648	371,044
3.50%, 09/01/2031	429,029	387,060
3.65%, 07/07/2027	131,505	121,955
3.70%, 09/01/2031	611,778	528,140
4.00%, 10/11/2027	210,117	199,465
4.15%, 10/11/2025 to 02/25/2033	724,734	685,360
4.55%, 02/25/2033	375,520	332,314
4.60%, 09/01/2027	200,100	189,425
		5,111,918
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.20%, 10/15/2024	260,000	244,467
2.35%, 01/08/2031	172,000	135,796
2.70%, 06/10/2031	475,000	381,116
3.80%, 04/07/2025	325,000	315,719
4.35%, 01/17/2027	218,000	210,961
Hyundai Capital America
1.30%, 01/08/2026*	215,000	194,288
1.50%, 06/15/2026*	380,000	338,081
1.80%, 10/15/2025 to 01/10/2028*	685,000	602,845
2.38%, 10/15/2027*	260,000	230,173
3.00%, 02/10/2027*	200,000	184,712
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	324,169
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	355,000	311,204
3.20%, 09/26/2026*	1,851,000	1,754,816
3.75%, 05/13/2030*	736,000	678,623
		5,906,970
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	174,527
Banks — 8.4%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	426,895
AIB Group PLC
4.26%, 04/10/2025*	270,000	265,057
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	193,219
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	478,500
Banco Santander SA
1.72%, 09/14/2027	200,000	175,946
1.85%, 03/25/2026	400,000	362,182
2.75%, 05/28/2025	400,000	376,948
Bangkok Bank PCL
3.73%, 09/25/2034*	2,087,000	1,790,646
Bank of America Corp.
1.66%, 03/11/2027	145,000	131,035
1.90%, 07/23/2031	290,000	232,888

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.57%, 10/20/2032	$ 3,990,000	$ 3,276,420
3.37%, 01/23/2026	200,000	192,680
3.42%, 12/20/2028	2,909,000	2,700,386
3.71%, 04/24/2028	1,000,000	948,173
3.97%, 03/05/2029	1,557,000	1,476,824
4.25%, 10/22/2026	270,000	262,775
4.38%, 04/27/2028	705,000	684,381
5.08%, 01/20/2027	544,000	542,962
5.20%, 04/25/2029	920,000	926,116
5.29%, 04/25/2034	1,000,000	1,006,686
5.88%, 03/15/2028(1)	2,572,000	2,327,660
6.10%, 03/17/2025(1)	3,305,000	3,243,031
6.50%, 10/23/2024(1)	2,114,000	2,107,489
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	375,347
6.25%, 09/16/2026*	534,000	537,133
Bank of Montreal
3.80%, 12/15/2032	167,000	151,062
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	652,047
Barclays PLC
1.01%, 12/10/2024	705,000	680,651
2.89%, 11/24/2032	2,322,000	1,859,948
4.97%, 05/16/2029	1,576,000	1,523,555
BNP Paribas SA
1.32%, 01/13/2027*	210,000	189,316
2.16%, 09/15/2029*	933,000	792,722
3.13%, (SOFR+1.56%), 01/20/2033*	315,000	264,638
BPCE SA
1.00%, 01/20/2026*	570,000	513,446
1.65%, 10/06/2026*	342,000	310,118
2.28%, 01/20/2032*	410,000	320,464
4.50%, 03/15/2025*	2,200,000	2,126,992
4.63%, 07/11/2024*	600,000	585,833
5.98%, 01/18/2027*	285,000	287,251
Citigroup, Inc.
2.56%, 05/01/2032	910,000	755,444
2.67%, 01/29/2031	3,715,000	3,184,393
3.06%, 01/25/2033	342,000	291,579
3.20%, 10/21/2026	194,000	184,217
3.52%, 10/27/2028	200,000	187,743
3.67%, 07/24/2028	1,380,000	1,306,304
3.89%, 01/10/2028	800,000	769,513
4.30%, 11/20/2026	540,000	528,026
4.40%, 06/10/2025	190,000	186,767
4.45%, 09/29/2027	53,000	51,788
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	176,255
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	456,490
Credit Agricole SA
1.25%, 01/26/2027*	769,000	689,165
2.81%, 01/11/2041*	345,000	233,868
4.38%, 03/17/2025*	200,000	194,415
Credit Suisse AG
1.25%, 08/07/2026	1,510,000	1,290,601
3.70%, 02/21/2025	500,000	473,600
7.50%, 02/15/2028	250,000	266,250
7.95%, 01/09/2025	678,000	690,041
Credit Suisse Group AG
2.19%, 06/05/2026*	250,000	224,379
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.59%, 09/11/2025*	$ 608,000	$ 565,471
3.09%, 05/14/2032*	250,000	200,203
3.87%, 01/12/2029*	250,000	220,434
4.28%, 01/09/2028*	250,000	225,938
Danske Bank A/S
6.47%, 01/09/2026*	275,000	276,960
Deutsche Bank AG
2.13%, 11/24/2026	390,000	347,026
2.22%, 09/18/2024	555,000	543,655
2.31%, 11/16/2027	2,717,000	2,351,676
3.70%, 05/30/2024	450,000	436,422
6.72%, 01/18/2029	2,978,000	3,027,910
DNB Bank ASA
1.61%, 03/30/2028*	675,000	591,291
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	409,753
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	453,118
1.99%, 01/27/2032	1,250,000	1,000,829
2.38%, 07/21/2032	365,000	298,171
2.60%, 02/07/2030	3,000,000	2,589,883
2.64%, 02/24/2028	599,000	548,393
3.27%, 09/29/2025	484,000	468,289
3.69%, 06/05/2028	1,308,000	1,244,439
4.41%, 04/23/2039	530,000	477,912
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	522,212
2.21%, 08/17/2029	415,000	352,088
2.36%, 08/18/2031	580,000	467,657
4.00%, 03/09/2026(1)	1,271,000	1,067,640
4.29%, 09/12/2026	200,000	194,054
4.70%, 03/09/2031(1)	3,212,000	2,392,940
6.10%, 01/14/2042	230,000	246,558
7.34%, 11/03/2026	567,000	594,555
8.11%, 11/03/2033	600,000	677,107
ING Groep NV
1.73%, 04/01/2027	225,000	202,682
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,937,327
2.96%, 05/13/2031	1,708,000	1,480,239
3.51%, 01/23/2029	3,928,000	3,694,360
4.01%, 04/23/2029	5,046,000	4,829,650
4.20%, 07/23/2029	2,175,000	2,094,936
KeyCorp
4.79%, 06/01/2033	110,000	100,028
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	410,843
3.75%, 01/11/2027	1,106,000	1,052,723
4.38%, 03/22/2028	221,000	213,586
4.50%, 11/04/2024	440,000	429,875
4.58%, 12/10/2025	200,000	191,451
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	262,019
6.13%, 03/08/2027*(1)	3,380,000	2,913,708
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	340,604
4.44%, 06/21/2033*	7,177,000	6,597,457
5.03%, 01/15/2030*	300,000	296,707
6.21%, 11/22/2024*	568,000	574,922
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	346,987

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.05%, 07/17/2030	$ 4,800,000	$ 3,944,690
3.75%, 07/18/2039	355,000	307,337
5.24%, 04/19/2029	280,000	282,070
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	424,951
2.23%, 05/25/2026	680,000	636,892
2.87%, 09/13/2030	337,000	292,531
5.41%, 09/13/2028	355,000	358,834
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,004,094
2.70%, 01/22/2031	272,000	234,749
3.13%, 07/27/2026	73,000	69,405
3.22%, 04/22/2042	705,000	545,969
3.59%, 07/22/2028	533,000	505,152
3.77%, 01/24/2029	278,000	263,452
4.30%, 01/27/2045	275,000	246,957
4.35%, 09/08/2026	75,000	73,358
4.43%, 01/23/2030	457,000	441,536
4.46%, 04/22/2039	300,000	275,426
5.16%, 04/20/2029	765,000	770,515
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	237,300
3.93%, 08/02/2034*	470,000	415,665
Natwest Group PLC
3.75%, 11/01/2029	477,000	450,800
4.45%, 05/08/2030	250,000	237,313
4.80%, 04/05/2026	200,000	199,157
4.89%, 05/18/2029	400,000	389,288
NatWest Group PLC
4.27%, 03/22/2025	200,000	196,996
6.02%, 03/02/2034	771,000	801,303
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	348,621
Northern Trust Corp.
3.38%, 05/08/2032	105,000	95,212
PNC Bank NA
2.50%, 08/27/2024	375,000	360,795
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	596,568
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	407,034
6.53%, 01/10/2029	800,000	822,066
6.83%, 11/21/2026	418,000	425,422
Societe Generale SA
1.49%, 12/14/2026*	997,000	880,638
1.79%, 06/09/2027*	420,000	368,866
2.89%, 06/09/2032*	980,000	777,849
3.00%, 01/22/2030*	352,000	296,391
4.25%, 04/14/2025*	676,000	644,139
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	383,005
2.82%, 01/30/2026*	460,000	435,413
4.87%, 03/15/2033*	250,000	230,775
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,084,989
2.63%, 07/14/2026	188,000	175,675
3.04%, 07/16/2029	1,142,000	1,021,737
5.52%, 01/13/2028	330,000	337,558
5.71%, 01/13/2030	330,000	341,634
Security Description	Shares or Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	$ 711,000	$ 682,692
Truist Financial Corp.
4.00%, 05/01/2025	53,000	51,370
UBS Group AG
3.13%, 08/13/2030*	280,000	240,162
4.13%, 09/24/2025*	1,627,000	1,567,464
4.38%, 02/10/2031*(1)	3,708,000	2,557,606
4.70%, 08/05/2027*	445,000	428,887
UniCredit SpA
1.98%, 06/03/2027*	330,000	291,960
2.57%, 09/22/2026*	420,000	382,170
5.86%, 06/19/2032*	300,000	273,276
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,409,535
4.40%, 06/14/2046	131,000	109,622
4.90%, 11/17/2045	112,000	100,794
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,726,641
3.13%, 11/18/2041	447,000	310,754
4.32%, 11/23/2031	300,000	284,079
		142,260,087
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	948,731
4.90%, 02/01/2046	210,000	208,100
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	61,744
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	521,341
4.44%, 10/06/2048	405,000	379,291
5.45%, 01/23/2039	1,320,000	1,402,786
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	335,000	267,863
2.75%, 01/22/2030	174,000	156,088
Constellation Brands, Inc.
5.25%, 11/15/2048	85,000	82,586
		4,028,530
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/2028	265,000	231,018
5.25%, 03/02/2033	600,000	617,339
5.60%, 03/02/2043	760,000	782,042
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,761
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	446,277
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	735,221
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	175,981
2.15%, 09/02/2031	287,000	228,997
		3,230,636
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	186,797

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	$ 208,000	$ 200,129
Masco Corp.
2.00%, 10/01/2030	170,000	136,876
6.50%, 08/15/2032	250,000	262,945
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	949,676
4.38%, 07/15/2030*	3,257,000	2,811,275
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,080,246
		5,627,944
Chemicals — 0.4%
Albemarle Corp.
5.45%, 12/01/2044	150,000	140,933
Axalta Coating Systems LLC
3.38%, 02/15/2029*	1,625,000	1,405,221
Celanese US Holdings LLC
6.05%, 03/15/2025	358,000	359,351
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025*	700,000	705,534
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	166,808
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027*	290,000	247,044
2.30%, 11/01/2030*	2,675,000	2,174,465
5.00%, 09/26/2048	143,000	123,856
LYB International Finance BV
4.88%, 03/15/2044	300,000	266,369
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	273,430
4.20%, 04/01/2029	75,000	72,950
5.00%, 04/01/2049	110,000	102,235
		6,038,196
Commercial Services — 0.7%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,977,444
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,575,115
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	179,583
7.00%, 10/15/2037*	1,038,000	1,235,105
Ford Foundation
2.82%, 06/01/2070	175,000	109,400
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	3,935,000	3,342,647
3.20%, 08/15/2029	477,000	421,880
5.30%, 08/15/2029	169,000	168,062
Pepperdine University
3.30%, 12/01/2059	290,000	213,943
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	451,071
2.90%, 10/01/2030	710,000	615,876
S&P Global, Inc.
2.90%, 03/01/2032	382,000	339,217
4.25%, 05/01/2029	606,000	599,436
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	518,795
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
University of Southern California
3.23%, 10/01/2120	$ 280,000	$ 179,679
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	416,405
		12,343,658
Computers — 0.5%
Apple, Inc.
2.70%, 08/05/2051	890,000	629,669
3.45%, 02/09/2045	519,000	443,456
3.85%, 08/04/2046	362,000	323,954
CGI, Inc.
2.30%, 09/14/2031	776,000	622,239
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	1,043,000	1,055,888
5.30%, 10/01/2029	4,423,000	4,470,748
6.02%, 06/15/2026	631,000	649,396
Leidos, Inc.
2.30%, 02/15/2031	235,000	190,690
		8,386,040
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	885,000	795,396
Haleon US Capital LLC
3.38%, 03/24/2029	1,339,000	1,246,534
3.63%, 03/24/2032	1,762,000	1,617,964
		3,659,894
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	104,000	99,375
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	206,348
2.45%, 10/29/2026	335,000	300,376
2.88%, 08/14/2024	550,000	528,206
3.00%, 10/29/2028	1,665,000	1,449,580
3.30%, 01/30/2032	1,879,000	1,539,038
4.50%, 09/15/2023	2,483,000	2,467,772
6.50%, 07/15/2025	1,719,000	1,735,770
Air Lease Corp.
2.88%, 01/15/2026	500,000	467,149
3.25%, 03/01/2025 to 10/01/2029	969,000	873,031
3.38%, 07/01/2025	344,000	329,640
3.75%, 06/01/2026	244,000	232,255
5.85%, 12/15/2027	1,647,000	1,666,609
Aviation Capital Group LLC
3.88%, 05/01/2023*	350,000	350,000
5.50%, 12/15/2024*	524,000	517,036
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,566,582
2.53%, 11/18/2027*	3,265,000	2,744,555
2.75%, 02/21/2028*	1,350,000	1,136,149
2.88%, 02/15/2025*	219,000	205,511
3.95%, 07/01/2024*	2,041,000	1,981,919
4.25%, 04/15/2026*	1,194,000	1,118,038
4.38%, 05/01/2026*	395,000	373,052
5.25%, 05/15/2024*	3,833,000	3,779,408
5.50%, 01/15/2026*	1,270,000	1,246,493

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	$ 110,000	$ 90,408
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	195,163
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	139,500
4.70%, 09/20/2047	35,000	30,397
4.85%, 03/29/2029	197,000	193,779
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	368,528
4.20%, 10/29/2025	100,000	95,472
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	2,857,463
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,311,692
E*TRADE Financial Corp.
3.80%, 08/24/2027	1,882,000	1,806,672
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(2)	2,030,749	1,812,890
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	164,580
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,920,298
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	806,946
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	1,523,000	1,517,831
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	516,998
2.68%, 07/16/2030	350,000	287,580
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	62,000	61,382
Raymond James Financial, Inc.
4.95%, 07/15/2046	1,428,000	1,315,598
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,153,833	3,952,821
		49,260,515
Electric — 2.5%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	69,796
Alabama Power Co.
3.75%, 03/01/2045	50,000	40,598
4.10%, 01/15/2042	63,000	53,634
5.70%, 02/15/2033	100,000	104,776
Alexander Funding Trust
1.84%, 11/15/2023*	500,000	485,939
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	300,419
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,721,489
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	171,377
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	180,000	175,938
6.13%, 04/01/2036	176,000	197,239
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,932,113
Security Description	Shares or Principal Amount	Value

Electric (continued)
Calpine Corp.
3.75%, 03/01/2031*	$ 1,405,000	$ 1,198,296
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	417,647
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027*	360,000	350,217
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	270,353
5.95%, 12/15/2036	100,000	103,380
CMS Energy Corp.
2.95%, 02/15/2027	116,000	108,860
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	97,512
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	321,745
5.80%, 03/01/2033	492,000	513,249
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	161,965
DTE Electric Co.
3.70%, 03/15/2045	111,000	91,325
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	214,523
Duke Energy Corp.
3.75%, 04/15/2024 to 09/01/2046	885,000	730,725
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	108,336
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	219,534
4.15%, 12/01/2044	180,000	156,560
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	287,733
3.62%, 08/01/2027*	400,000	364,231
Edison International
3.55%, 11/15/2024	734,000	713,824
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	1,085,626
Emera US Finance LP
4.75%, 06/15/2046	320,000	265,914
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,991,521
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	384,898
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	164,611
3.05%, 06/01/2031	145,000	129,673
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	84,774
Evergy, Inc.
2.90%, 09/15/2029	450,000	404,959
Fells Point Funding Trust
3.05%, 01/31/2027*	1,205,456	1,129,339
FirstEnergy Corp.
2.65%, 03/01/2030	2,230,000	1,926,140
3.40%, 03/01/2050	1,244,000	871,634
5.10%, 07/15/2047	1,007,000	929,239
Fortis, Inc.
3.06%, 10/04/2026	186,000	175,573
Hydro-Quebec
8.05%, 07/07/2024	360,000	372,704

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/2030*	$ 210,000	$ 186,074
4.95%, 09/22/2027*	585,000	593,399
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,439,700
4.30%, 01/15/2026*	245,000	241,454
6.15%, 06/01/2037	100,000	107,440
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	187,462
MidAmerican Energy Co.
3.50%, 10/15/2024	686,000	672,581
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	135,986
Nevada Power Co.
5.38%, 09/15/2040	96,000	95,561
New England Power Co.
3.80%, 12/05/2047*	140,000	113,071
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	107,535
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	369,470
3.51%, 10/01/2024*	360,000	348,058
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	320,375
2.45%, 12/02/2027*	395,000	343,007
4.45%, 06/15/2029*	300,000	275,148
OGE Energy Corp.
0.70%, 05/26/2023	285,000	284,102
Ohio Power Co.
2.90%, 10/01/2051	335,000	229,896
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	345,000	343,971
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	312,624
Pacific Gas & Electric Co.
1.70%, 11/15/2023	350,000	341,812
2.95%, 03/01/2026	1,185,000	1,105,126
3.00%, 06/15/2028	1,428,000	1,269,744
3.30%, 08/01/2040	3,970,000	2,778,304
3.45%, 07/01/2025	290,000	276,896
3.75%, 08/15/2042	75,000	53,321
4.30%, 03/15/2045	130,000	97,241
4.45%, 04/15/2042	420,000	328,784
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	70,048
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	131,246
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	445,492
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	297,914
5.10%, 06/01/2054	385,000	393,246
5.21%, 12/01/2049	205,000	210,128
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	235,832
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	168,494
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	40,648
Security Description	Shares or Principal Amount	Value

Electric (continued)
Public Service Co. of Oklahoma
6.63%, 11/15/2037	$ 450,000	$ 495,712
Public Service Electric & Gas Co.
2.25%, 09/15/2026	70,000	65,098
5.70%, 12/01/2036	100,000	104,965
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	313,926
SCE Recovery Funding LLC
4.70%, 06/15/2042	405,000	409,261
5.11%, 12/14/2049	165,000	168,599
Southern California Edison Co.
3.65%, 03/01/2028	200,000	191,765
4.05%, 03/15/2042	350,000	293,415
5.55%, 01/15/2036	100,000	101,207
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	87,666
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	90,786
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	160,740
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	106,000
Wisconsin Energy Corp.
3.55%, 06/15/2025	55,000	53,159
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	211,045
		41,404,472
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,166,701
3.88%, 01/12/2028	133,000	125,242
		2,291,943
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	2,922,000	2,416,787
5.14%, 03/15/2052*	2,618,000	2,091,932
5.39%, 03/15/2062*	1,048,000	841,458
WMG Acquisition Corp.
3.00%, 02/15/2031*	1,767,000	1,446,143
		6,796,320
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	361,229
Campbell Soup Co.
3.13%, 04/24/2050	145,000	103,124
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	103,707
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	2,816,000	2,393,632
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030*	2,525,000	2,410,744
Kellogg Co.
5.25%, 03/01/2033	465,000	478,788
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	266,032
4.63%, 10/01/2039	400,000	368,396
Kroger Co.
5.00%, 04/15/2042	400,000	378,613

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
McCormick & Co., Inc.
2.50%, 04/15/2030	$ 751,000	$ 650,149
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	581,701
Tyson Foods, Inc.
5.15%, 08/15/2044	195,000	187,133
		8,283,248
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	532,162	133,041
Pindo Deli Pulp & Paper Mills FRS
8.27%, (3 ML+3.00%), 04/28/2027*†(3)(5)	1,465,639	0
		133,041
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	277,288
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	236,170
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,241,384
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	196,529
NiSource, Inc.
1.70%, 02/15/2031	360,000	289,326
2.95%, 09/01/2029	245,000	220,786
3.60%, 05/01/2030	1,413,000	1,313,096
Southern California Gas Co.
2.55%, 02/01/2030	666,000	584,452
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	58,000	57,245
3.15%, 09/30/2051	295,000	204,194
3.25%, 06/15/2026	85,000	81,876
3.95%, 10/01/2046	71,000	56,435
		6,758,781
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	836,872
6.30%, 02/15/2030*	2,533,000	2,580,649
6.40%, 04/15/2033*	1,964,000	2,002,859
		5,420,380
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	484,458
2.75%, 09/23/2026*	716,000	674,152
3.00%, 09/23/2029*	1,740,000	1,576,537
5.38%, 12/06/2032*	707,000	727,808
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	92,300
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	169,052
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	695,000	581,743
		4,306,050
Healthcare-Services — 1.6%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,449,979
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	$ 400,000	$ 283,013
Children's Hospital
2.93%, 07/15/2050	340,000	223,465
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	180,413
CommonSpirit Health
1.55%, 10/01/2025	275,000	253,558
2.78%, 10/01/2030	275,000	236,347
3.91%, 10/01/2050	275,000	218,201
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	243,180
DaVita, Inc.
4.63%, 06/01/2030*	1,425,000	1,241,273
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	103,447
4.65%, 08/15/2044	180,000	166,057
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	546,016
2.88%, 09/01/2050	400,000	272,645
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	510,277
HCA, Inc.
3.50%, 07/15/2051	137,000	95,626
4.13%, 06/15/2029	2,177,000	2,064,003
4.38%, 03/15/2042*	1,780,000	1,493,636
4.63%, 03/15/2052*	1,173,000	972,962
5.13%, 06/15/2039	335,000	314,996
5.25%, 06/15/2026	1,365,000	1,369,925
5.50%, 06/15/2047	390,000	366,847
Humana, Inc.
5.50%, 03/15/2053	255,000	260,090
5.88%, 03/01/2033	2,394,000	2,578,611
Memorial Health Services
3.45%, 11/01/2049	620,000	478,427
MidMichigan Health
3.41%, 06/01/2050	155,000	111,747
MultiCare Health System
2.80%, 08/15/2050	235,000	148,412
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	480,930
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	197,300
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	312,339
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	78,503
Quest Diagnostics, Inc.
3.45%, 06/01/2026	56,000	54,149
Texas Health Resources
2.33%, 11/15/2050	220,000	133,385
4.33%, 11/15/2055	400,000	360,514
Toledo Hospital
5.33%, 11/15/2028	3,425,000	2,996,875
5.75%, 11/15/2038	1,296,000	1,265,134
Tower Health
4.45%, 02/01/2050	3,152,000	1,410,520
UnitedHealth Group, Inc.
3.10%, 03/15/2026	201,000	195,031
3.25%, 05/15/2051	345,000	262,005
3.50%, 08/15/2039	420,000	360,045

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.63%, 07/15/2035	$ 260,000	$ 262,423
5.88%, 02/15/2053	250,000	282,333
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	248,541
		26,083,180
Home Builders — 0.0%
Lennar Corp.
4.50%, 04/30/2024	185,000	183,260
Insurance — 1.2%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	187,220
3.90%, 04/06/2028*	250,000	243,374
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,419,053
Aon Corp.
3.75%, 05/02/2029	3,568,000	3,420,190
Aon Global, Ltd.
3.50%, 06/14/2024	360,000	353,547
Assurant, Inc.
4.20%, 09/27/2023	51,000	50,482
Athene Global Funding
1.45%, 01/08/2026*	470,000	420,215
2.50%, 01/14/2025*	129,000	122,203
2.75%, 06/25/2024*	180,000	173,527
2.95%, 11/12/2026*	1,125,000	1,019,527
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	738,000	528,836
3.85%, 03/15/2052	410,000	349,519
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	745,347
4.95%, 03/17/2052	2,155,000	1,857,827
F&G Global Funding
1.75%, 06/30/2026*	380,000	342,531
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	468,650
4.85%, 04/17/2028	2,552,000	2,510,380
5.63%, 08/16/2032*	1,822,000	1,803,598
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	55,449
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	202,016
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	218,021
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	100,000	99,785
4.57%, 02/01/2029*	350,000	337,656
New York Life Global Funding
3.00%, 01/10/2028*	162,000	152,255
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	262,069
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	353,589
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	193,378
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Prudential Insurance Co. of America
8.30%, 07/01/2025*	$ 200,000	$ 210,504
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	169,397
		19,270,145
Internet — 0.4%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	374,660
3.95%, 04/13/2052	655,000	576,725
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,597,000	2,121,489
Meituan
3.05%, 10/28/2030	1,263,000	1,000,525
Prosus NV
3.68%, 01/21/2030*	2,510,000	2,137,641
		6,211,040
Investment Companies — 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	390,000	387,110
Iron/Steel — 0.0%
Nucor Corp.
2.98%, 12/15/2055	100,000	66,608
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	147,209
		213,817
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,489,297
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.13%, 06/30/2028*	873,000	799,063
Caterpillar, Inc.
6.05%, 08/15/2036	100,000	113,824
		912,887
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	532,902
CNH Industrial NV
3.85%, 11/15/2027	713,000	685,056
nVent Finance SARL
4.55%, 04/15/2028	225,000	217,004
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	624,972
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,564,000	3,537,892
		5,597,826
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	2,926,353
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	363,360
3.70%, 04/01/2051	525,000	332,959

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.80%, 03/01/2050	$ 510,000	$ 386,217
5.25%, 04/01/2053	4,380,000	3,505,534
5.38%, 04/01/2038	138,000	119,620
6.38%, 10/23/2035	602,000	595,089
6.83%, 10/23/2055	175,000	166,061
Comcast Corp.
2.89%, 11/01/2051	494,000	337,595
3.20%, 07/15/2036	300,000	254,922
3.25%, 11/01/2039	1,090,000	884,502
3.90%, 03/01/2038	273,000	245,851
4.20%, 08/15/2034	630,000	605,717
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	161,536
3.35%, 09/15/2026*	134,000	127,912
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,130,349
4.50%, 11/15/2031*	2,150,000	1,506,190
Discovery Communications LLC
4.00%, 09/15/2055	482,000	316,783
4.65%, 05/15/2050	1,355,000	1,023,754
5.20%, 09/20/2047	10,000	8,193
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,736,542
5.50%, 07/01/2029*	812,000	723,273
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,124,250
5.50%, 09/01/2041	700,000	597,749
Walt Disney Co.
3.70%, 10/15/2025	540,000	531,898
		20,712,209
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	143,940
4.38%, 06/15/2045	100,000	92,112
		236,052
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,154,468
2.88%, 03/17/2031*	1,551,000	1,313,546
3.63%, 09/11/2024*	200,000	195,254
3.88%, 03/16/2029*	1,901,000	1,760,514
4.75%, 03/16/2052*	2,499,000	2,116,977
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,113,000	1,835,412
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,056,048
2.85%, 04/27/2031*	2,121,000	1,791,400
4.13%, 05/30/2023*	1,333,000	1,331,385
Novelis Corp.
3.25%, 11/15/2026*	411,000	376,256
3.88%, 08/15/2031*	1,039,000	870,059
		13,801,319
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
5.80%, 03/15/2037	300,000	311,158
Parker-Hannifin Corp.
4.45%, 11/21/2044	180,000	165,237
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026*	$ 300,000	$ 281,452
		757,847
Oil & Gas — 1.3%
Aker BP ASA
2.00%, 07/15/2026*	254,000	231,533
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	308,104
2.94%, 06/04/2051	500,000	351,003
3.02%, 01/16/2027	300,000	287,190
BP Capital Markets PLC
3.28%, 09/19/2027	115,000	111,379
Ecopetrol SA
4.13%, 01/16/2025	180,000	172,664
5.38%, 06/26/2026	193,000	182,820
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	2,091,000	1,926,334
Eni SpA
4.00%, 09/12/2023*	2,645,000	2,641,559
4.25%, 05/09/2029*	1,407,000	1,355,322
Eni USA, Inc.
7.30%, 11/15/2027	200,000	220,257
EOG Resources, Inc.
4.15%, 01/15/2026	100,000	99,288
EQT Corp.
3.63%, 05/15/2031*	807,000	701,921
3.90%, 10/01/2027	1,442,000	1,364,204
5.00%, 01/15/2029	697,000	667,196
Equinor ASA
3.25%, 11/10/2024	90,000	88,486
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	332,480
3.10%, 08/16/2049	510,000	384,532
4.11%, 03/01/2046	183,000	164,644
HF Sinclair Corp.
2.63%, 10/01/2023	490,000	484,030
5.88%, 04/01/2026	265,000	268,635
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	1,125,000	1,063,125
6.75%, 06/30/2030*	1,367,000	1,266,198
Marathon Petroleum Corp.
4.70%, 05/01/2025	251,000	249,442
4.75%, 09/15/2044	2,160,000	1,873,039
5.85%, 12/15/2045	974,000	922,521
Phillips 66 Co.
3.15%, 12/15/2029*	250,000	225,526
3.55%, 10/01/2026*	49,000	46,901
4.90%, 10/01/2046*	256,000	231,555
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	431,769
Saudi Arabian Oil Co.
1.63%, 11/24/2025*	200,000	185,637
Shell International Finance BV
3.25%, 05/11/2025	200,000	195,280
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	154,295
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,292,527

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041	$ 760,000	$ 596,242
3.13%, 05/29/2050	555,000	414,945
3.46%, 07/12/2049	385,000	308,069
Valero Energy Corp.
2.15%, 09/15/2027	251,000	228,007
		22,028,659
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	83,049
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	219,948
		302,997
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 02/01/2026	1,194,000	1,170,516
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	488,704
Packaging Corp. of America
4.05%, 12/15/2049	385,000	313,885
WRKCo., Inc.
3.75%, 03/15/2025	300,000	291,803
3.90%, 06/01/2028	45,000	43,109
		2,308,017
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	733,718
4.05%, 11/21/2039	1,184,000	1,047,332
4.40%, 11/06/2042	275,000	250,502
4.50%, 05/14/2035	420,000	408,759
AstraZeneca PLC
2.13%, 08/06/2050	240,000	152,307
4.00%, 09/18/2042	110,000	100,557
6.45%, 09/15/2037	140,000	165,826
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	225,830
4.55%, 02/20/2048	121,000	115,121
CVS Health Corp.
4.30%, 03/25/2028	75,000	74,082
5.05%, 03/25/2048	1,244,000	1,161,306
CVS Pass-Through Trust
4.70%, 01/10/2036*	209,816	192,614
7.51%, 01/10/2032*	173,532	187,594
8.35%, 07/10/2031*	233,087	252,671
Jazz Securities DAC
4.38%, 01/15/2029*	2,540,000	2,334,425
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,416,807
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	673,866
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	638,491
3.18%, 07/09/2050	385,000	277,190
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	$ 139,000	$ 132,995
Viatris, Inc.
2.30%, 06/22/2027	1,157,000	1,020,132
Zoetis, Inc.
2.00%, 05/15/2030	370,000	314,056
		11,876,181
Pipelines — 2.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	263,442
Buckeye Partners LP
5.85%, 11/15/2043	260,000	200,080
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	405,490
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,059,000	1,688,630
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,124,300
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	323,790
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,427,232
5.70%, 03/08/2033	1,402,000	1,455,964
Energy Transfer LP
4.15%, 09/15/2029	272,000	259,527
4.40%, 03/15/2027	1,555,000	1,516,344
4.75%, 01/15/2026	98,000	97,151
4.95%, 05/15/2028 to 01/15/2043	717,000	627,716
5.50%, 06/01/2027	69,000	70,003
5.55%, 02/15/2028	676,000	689,239
5.75%, 02/15/2033	2,071,000	2,111,608
6.05%, 06/01/2041	677,000	680,180
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	485,834
4.95%, 10/15/2054	180,000	165,222
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	319,033
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	588,706
4.32%, 12/30/2039*	280,000	210,782
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	474,925	389,306
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	265,000	261,095
2.60%, 10/15/2025*	1,345,000	1,249,229
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,486,273
Magellan Midstream Partners LP
3.20%, 03/15/2025	103,000	99,320
MPLX LP
4.95%, 03/14/2052	3,458,000	2,993,393
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	348,489
ONEOK Partners LP
6.65%, 10/01/2036	240,000	253,490
ONEOK, Inc.
5.20%, 07/15/2048	2,261,000	1,979,194
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,458,547

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,021,000	$ 988,964
4.50%, 05/15/2030	1,042,000	1,008,976
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	86,540
8.00%, 03/01/2032	140,000	163,204
Targa Resources Corp.
4.20%, 02/01/2033	697,000	633,236
4.95%, 04/15/2052	836,000	692,815
6.13%, 03/15/2033	2,375,000	2,479,540
Texas Eastern Transmission LP
3.50%, 01/15/2028*	60,000	56,702
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	283,446
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,374,000	2,407,253
		37,029,285
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	247,812
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	229,051
		476,863
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	196,543
3.80%, 04/15/2026	70,000	67,538
4.00%, 02/01/2050	334,000	252,063
American Tower Corp.
1.50%, 01/31/2028	610,000	524,768
1.88%, 10/15/2030	545,000	438,243
2.10%, 06/15/2030	300,000	246,962
2.95%, 01/15/2051	164,000	105,642
3.10%, 06/15/2050	251,000	167,495
3.38%, 10/15/2026	175,000	166,630
3.55%, 07/15/2027	1,859,000	1,763,719
3.70%, 10/15/2049	615,000	448,315
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,829,801
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	323,931
2.50%, 08/16/2031	215,000	169,094
3.85%, 02/01/2025	200,000	193,035
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	135,208
2.75%, 04/15/2031	624,000	474,100
Crown Castle, Inc.
3.25%, 01/15/2051	194,000	133,281
3.70%, 06/15/2026	858,000	829,315
3.80%, 02/15/2028	797,000	763,321
4.00%, 03/01/2027	377,000	367,599
Equinix, Inc.
2.00%, 05/15/2028	901,000	778,529
2.15%, 07/15/2030	2,406,000	1,977,663
2.90%, 11/18/2026	560,000	523,017
Essex Portfolio LP
2.65%, 03/15/2032	365,000	300,382
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	199,728
Security Description	Shares or Principal Amount	Value

REITS (continued)
Healthcare Realty Holdings LP
2.00%, 03/15/2031	$ 300,000	$ 234,258
3.10%, 02/15/2030	795,000	691,372
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	588,691
3.50%, 07/15/2029	356,000	329,891
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,386,740
Life Storage LP
2.40%, 10/15/2031	255,000	206,774
4.00%, 06/15/2029	415,000	388,566
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	240,853
National Retail Properties, Inc.
4.00%, 11/15/2025	291,000	282,229
Physicians Realty LP
2.63%, 11/01/2031	265,000	210,596
Public Storage
1.95%, 11/09/2028	315,000	276,657
2.25%, 11/09/2031	265,000	222,302
Regency Centers LP
2.95%, 09/15/2029	335,000	294,760
4.13%, 03/15/2028	400,000	382,325
Sabra Health Care LP
3.20%, 12/01/2031	430,000	322,713
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	955,972
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,779,442
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	387,940
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	364,540
SITE Centers Corp.
4.70%, 06/01/2027	94,000	87,528
UDR, Inc.
2.10%, 08/01/2032	310,000	243,356
3.00%, 08/15/2031	55,000	47,536
3.20%, 01/15/2030	370,000	333,513
Ventas Realty LP
3.75%, 05/01/2024	380,000	372,226
Welltower OP LLC
3.10%, 01/15/2030	260,000	228,654
6.50%, 03/15/2041	250,000	263,800
WP Carey, Inc.
2.40%, 02/01/2031	395,000	323,043
4.25%, 10/01/2026	790,000	771,729
		27,593,928
Retail — 0.5%
7-Eleven, Inc.
0.95%, 02/10/2026*	325,000	293,782
1.80%, 02/10/2031*	260,000	208,018
2.50%, 02/10/2041*	266,000	181,850
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	406,004
3.63%, 05/13/2051*	610,000	427,830
3.80%, 01/25/2050*	400,000	297,213
AutoZone, Inc.
1.65%, 01/15/2031	340,000	272,730
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,689,774

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
4.40%, 03/15/2045	$ 180,000	$ 167,379
4.95%, 09/15/2052	369,000	371,515
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	457,026
2.63%, 04/01/2031	365,000	314,182
3.13%, 09/15/2024	180,000	175,749
McDonald's Corp.
4.70%, 12/09/2035	155,000	154,916
6.30%, 10/15/2037	102,000	116,620
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	179,398
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,941,000	2,557,205
		8,271,191
Semiconductors — 0.7%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	363,295
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,053,319
3.14%, 11/15/2035*	2,538,000	1,964,819
3.19%, 11/15/2036*	2,581,000	1,964,151
3.47%, 04/15/2034*	2,079,000	1,717,601
4.15%, 11/15/2030	1,146,000	1,065,882
4.93%, 05/15/2037*	1,552,000	1,416,655
Intel Corp.
5.63%, 02/10/2043	520,000	533,662
5.70%, 02/10/2053	305,000	311,961
KLA Corp.
3.30%, 03/01/2050	350,000	267,108
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	599,053
3.25%, 05/11/2041	745,000	542,369
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	269,569
TSMC Global, Ltd.
4.63%, 07/22/2032*	274,000	278,790
		12,348,234
Software — 0.7%
Activision Blizzard, Inc.
1.35%, 09/15/2030	487,000	396,347
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,560,148
4.40%, 07/01/2049	175,000	148,939
5.60%, 03/02/2033	1,191,000	1,241,929
Microsoft Corp.
2.92%, 03/17/2052	325,000	249,054
3.04%, 03/17/2062	91,000	68,558
3.50%, 02/12/2035	137,000	130,873
Oracle Corp.
2.30%, 03/25/2028	635,000	568,042
3.80%, 11/15/2037	200,000	167,328
3.85%, 07/15/2036	54,000	46,148
3.90%, 05/15/2035	46,000	40,356
4.30%, 07/08/2034	81,000	74,689
4.38%, 05/15/2055	200,000	159,670
4.90%, 02/06/2033	1,233,000	1,214,773
5.55%, 02/06/2053	360,000	345,865
6.15%, 11/09/2029	895,000	949,653
Security Description	Shares or Principal Amount	Value

Software (continued)
Roper Technologies, Inc.
1.40%, 09/15/2027	$ 680,000	$ 596,338
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,532,068
VMware, Inc.
1.40%, 08/15/2026	859,000	767,040
4.65%, 05/15/2027	280,000	277,711
Workday, Inc.
3.50%, 04/01/2027	563,000	540,318
		12,075,847
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	96,487
2.25%, 02/01/2032	765,000	625,019
3.50%, 06/01/2041	304,000	239,518
3.55%, 09/15/2055	1,393,000	988,607
Corning, Inc.
3.90%, 11/15/2049	580,000	450,680
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	378,515
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	898,612
Rogers Communications, Inc.
4.50%, 03/15/2042*	3,354,000	2,844,766
4.55%, 03/15/2052*	3,714,000	3,045,373
Telefonica Emisiones SAU
4.67%, 03/06/2038	265,000	230,986
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,471,815
4.38%, 04/15/2040	317,000	284,723
Verizon Communications, Inc.
2.10%, 03/22/2028	110,000	98,337
2.36%, 03/15/2032	76,000	62,391
2.65%, 11/20/2040	495,000	351,297
4.27%, 01/15/2036	1,354,000	1,257,241
Vodafone Group PLC
4.88%, 06/19/2049	450,000	403,756
5.63%, 02/10/2053	847,000	836,157
6.25%, 11/30/2032	300,000	328,941
		16,893,221
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	572,309
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	156,199
3.65%, 09/01/2025	400,000	392,294
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	355,549
CSX Corp.
3.35%, 09/15/2049	85,000	64,089
4.75%, 11/15/2048	345,000	326,200
Indian Railway Finance Corp., Ltd.
2.80%, 02/10/2031*	652,000	547,198
Union Pacific Corp.
4.10%, 09/15/2067	100,000	83,756
		1,925,285

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	$ 500,000	$ 448,047
3.45%, 06/01/2029	450,000	425,262
		873,309
Total Corporate Bonds & Notes (cost $671,080,431)		598,827,845
ASSET BACKED SECURITIES — 11.6%
Auto Loan Receivables — 1.9%
Carvana Auto Receivables Trust
Series 2019-3A, Class D 3.04%, 04/15/2025*	1,105,218	1,096,206
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,129,318
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	755,000	756,038
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	260,125
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,681,523
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	940,000	905,013
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,253,194
Series 2023-1A, Class A 5.48%, 04/15/2027*	1,989,520	1,984,104
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,496,699
Exeter Automobile Receivables Trust
Series 2019-3A, Class D 3.11%, 08/15/2025*	779,967	769,719
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,017,194
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,683,302
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,835,876
Series 2022-3, Class D 6.00%, 07/17/2028*	809,000	802,993
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,774,490
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,651,721
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	2,316,000	2,285,007
Sonoran Auto Receivables Trust
4.75%, 07/15/2024 to 06/15/2025(3)	410,603	391,919
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,124,044
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	116,212	115,252
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	$ 1,315,000	$ 1,319,336
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,769,294
		31,102,367
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 8.74%, (3 ML+3.00%), 12/15/2024*	509,203	510,885
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	945,499
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,656,119
		3,112,503
Other Asset Backed Securities — 9.5%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.82%, (1 ML+0.80%), 12/26/2044*	131,865	126,461
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	808,862	727,342
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.11%, (1 ML+2.15%), 10/16/2036*	1,389,000	1,281,488
Series 2021-FL1, Class D 7.61%, (1 ML+2.65%), 10/16/2036*	1,675,500	1,531,567
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 7.60%, (1 ML+2.65%), 01/15/2037*	1,682,000	1,596,120
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 6.86%, (3 ML+1.60%), 10/21/2028*	2,477,180	2,445,641
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	850,185	822,442
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,265,535	1,231,879
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	847,817	824,644
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	147,170
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	367,284
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	497,712
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	148,228
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	273,353
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,815,695
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,402,075
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,510,076

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class C 7.17%, (SOFR30A+2.16%), 02/15/2035*	$ 1,794,500	$ 1,739,405
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 6.55%, (1 ML+1.60%), 05/15/2036*	625,500	589,661
Series 2021-FL3, Class C 6.80%, (1 ML+1.85%), 08/15/2034*	951,500	905,638
Series 2021-FL1, Class C 6.94%, (1 ML+2.00%), 12/15/2035*	461,000	432,870
Series 2021-FL3, Class D 7.15%, (1 ML+2.20%), 08/15/2034*	527,000	496,549
Series 2021-FL4, Class C 7.25%, (1 ML+2.30%), 11/15/2036*	1,850,500	1,755,376
Series 2022-FL1, Class D 7.75%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,647,375
Series 2021-FL1, Class D 7.89%, (1 ML+2.95%), 12/15/2035*	424,000	396,352
Atrium XII FRS
6.62%, (3 ML+1.35%), 04/22/2027*	2,950,000	2,912,606
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.46%, (1 ML+1.50%), 06/16/2036*	684,000	653,330
BSPRT Issuer, Ltd. FRS
Series 2019-FL5, Class C 6.95%, (1 ML+2.00%), 05/15/2029*	1,485,000	1,410,656
Series 2021-FL7, Class C 7.25%, (1 ML+2.30%), 12/15/2038*	450,000	413,389
Series 2021-FL7, Class D 7.70%, (1 ML+2.75%), 12/15/2038*	513,000	468,888
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	666,366	623,079
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,402,733	1,271,774
Series 2020-1A, Class A 2.98%, 11/15/2035*	554,331	524,207
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,749,908	1,655,395
Camillo Issuer LLC
5.00%, 12/05/2023	1,321,521	1,285,179
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	370,625	321,084
CAUTO
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,176,083	1,106,975
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	2,000,000	1,884,400
CHCP, Ltd. FRS
Series 2021-FL1, Class B 6.65%, (SOFR30A+1.76%), 02/15/2038*	566,500	536,553
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-FL1, Class C 7.10%, (SOFR30A+2.21%), 02/15/2038*	$ 642,000	$ 604,449
CLNC, Ltd. FRS
Series 2019-FL1, Class B 6.93%, (SOFR30A+2.01%), 08/20/2035*	910,000	865,826
Series 2019-FL1, Class C 7.43%, (SOFR30A+2.51%), 08/20/2035*	1,480,000	1,383,676
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 6.53%, (3 ML+1.70%), 11/07/2030*	3,656,527	3,531,920
Series 2018-28A, Class BR 6.98%, (3 ML+2.15%), 11/07/2030*	2,328,072	2,225,364
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	637,980	604,345
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,638,958
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	1,004,730
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 7.06%, (3 ML+1.80%), 01/15/2029*	4,810,000	4,767,128
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,111,794
Diversified ABS Phase III LLC
4.88%, 04/28/2039*(3)	2,395,661	2,108,181
Diversified ABS Phase VI LLC
7.50%, 11/28/2039	1,150,564	1,137,102
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.81%, (3 ML+1.55%), 04/15/2031*	5,500,000	5,319,825
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,375,302
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,367,307
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	835,091
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,528,649
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	106,400	104,530
FTF Funding II LLC
8.00%, 08/15/2024	513	512
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	588,739	495,401
Series 2017-2A, Class A 3.26%, 10/15/2053*	441,149	393,812
Series 2017-1A, Class A 3.74%, 10/15/2052*(3)	90,942	82,051
5.00%, 10/20/2051(3)	393,863	376,139
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*(3)	1,260,000	1,231,890

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Harbourview CLO VII-R, Ltd. FRS
6.96%, (3 ML+1.70%), 07/18/2031*	$ 2,865,000	$ 2,746,226
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	82,767	73,647
Series 2017-3A, Class A2 3.95%, 09/20/2048*	300,401	270,600
Series 2017-1A, Class A2 4.46%, 09/20/2047*	244,517	224,897
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.66%, 12/26/2028*	36,980	36,359
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	879,633	877,268
Series 2022-1, Class A2 7.80%, 11/10/2037*	1,091,708	1,084,612
Ladder Capital Commercial Mtg. Trust FRS
Series 2021-FL2, Class C 7.10%, (1 ML+2.15%), 12/13/2038*	1,072,500	985,181
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,257,696
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	643,546
LoanCore Issuer, Ltd. FRS
Series 2018-CRE1, Class AS 6.45%, (1 ML+1.50%), 05/15/2028*	2,031,173	2,006,761
Series 2021-CRE5, Class AS 6.70%, (1 ML+1.75%), 07/15/2036*	3,077,500	2,909,052
Series 2021-CRE5, Class B 6.95%, (1 ML+2.00%), 07/15/2036*	1,115,000	1,045,541
Series 2019-CRE2, Class D 7.40%, (1 ML+2.45%), 05/15/2036*	501,000	492,537
Series 2018-CRE1, Class C 7.50%, (1 ML+2.55%), 05/15/2028*	1,025,000	1,022,452
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	704,718	685,711
3.23%, 10/15/2028	217,626	216,299
Lument Finance Trust, Inc. FRS
Series 2021-FL1, Class C 6.90%, (1 ML+1.95%), 06/15/2039*	2,150,000	2,046,870
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.29%, (3 ML+2.00%), 07/27/2031*	3,200,273	3,089,809
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,075,000	1,045,356
MF1, Ltd. FRS
Series 2022-FL8, Class C 6.98%, (SOFR30A+2.20%), 02/19/2037*	1,327,832	1,222,855
Series 2020-FL4, Class AS 7.10%, (SOFR30A+2.21%), 11/15/2035*	1,334,500	1,311,769
Series 2022-FL8, Class D 7.43%, (SOFR30A+2.65%), 02/19/2037*	767,466	695,393
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.95%, (3 ML+1.65%), 01/29/2030*	$ 4,114,474	$ 4,060,402
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	585,622	533,589
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.11%, (3 ML+1.85%), 10/15/2029*	1,414,771	1,346,374
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.30%, (3 ML+2.05%), 04/20/2034*	1,276,441	1,217,065
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	2,530,951	2,271,203
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	1,146,823	1,035,723
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	908,871	845,857
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.02%, (3 ML+1.75%), 04/22/2030*	2,169,250	2,099,780
Series 2019-1A, Class CR 7.62%, (3 ML+2.35%), 04/22/2030*	2,324,266	2,225,059
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	651,056
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	552,002
OL SP LLC
4.16%, 02/11/2030	317,372	316,225
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,791,145
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	559,617	534,243
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	997,987
P4 SFR Holdco LLC
7.25%, 10/11/2026	1,100,000	1,051,930
Pagaya AI Debt Selection Trust
Series 2021-1, Class A 1.18%, 11/15/2027*	289,207	287,557
Palmer Square Loan Funding, Ltd. FRS
Series 2020-1A, Class A2 6.27%, (3 ML+1.35%), 02/20/2028*	1,890,000	1,882,240
Series 2020-1A, Class B 6.82%, (3 ML+1.90%), 02/20/2028*	1,671,732	1,663,417
Parallel, Ltd. FRS
Series 2015-1A, Class C1R 7.00%, (3 ML+1.75%), 07/20/2027*	499,072	492,440
Series 2015-1A, Class C2R 7.00%, (3 ML+1.75%), 07/20/2027*	535,769	528,648
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.07%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,631,565

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(6)	$ 2,776,490	$ 2,581,797
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,408,894	1,343,267
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,556,246
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,760,629
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,376,156
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,507,247
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 5.96%, (3 ML+1.04%), 02/20/2030*	1,698,455	1,685,165
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	120,159	106,059
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.70%, (SOFR30A+1.95%), 11/15/2038*	759,000	721,658
Series 2022-FL3, Class C 6.95%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,336,657
Series 2021-FL2, Class C 7.06%, (1 ML+2.10%), 04/18/2038*	1,072,500	985,020
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	826,108	817,727
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,546,087
VM DEBT LLC
7.46%, 07/18/2027(3)	1,999,673	1,909,688
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	719,579	665,127
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	973,678	896,097
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(7)	630,992	576,422
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(7)	2,037,186	1,863,082
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(7)	1,447,276	1,347,047
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	837,888	769,187
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	836,342	780,382
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	$ 1,154,274	$ 1,092,721
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	1,254,838	1,161,126
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 6.70%, (TSFR3M+1.72%), 10/15/2030*	1,058,177	1,018,494
Series 2012-4A, Class BR3 7.20%, (3 ML+1.95%), 10/15/2030*	446,999	422,437
Series 2012-4A, Class C1R3 8.55%, (3 ML+3.30%), 10/15/2030*	631,645	567,390
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	132,754	128,975
		161,401,734
Total Asset Backed Securities (cost $205,004,043)		195,616,604
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.0%
Commercial and Residential — 5.7%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	1,333,783	1,323,427
AREIT Trust FRS
Series 2019-CRE3, Class A 6.02%, (SOFR30A+1.38%), 09/14/2036*	24,591	24,038
Series 2022-CRE6, Class B 6.61%, (SOFR30A+1.85%), 01/16/2037*	614,000	583,336
Series 2019-CRE3, Class B 6.65%, (SOFR30A+1.66%), 09/14/2036*	2,234,000	2,141,206
Series 2022-CRE6, Class C 6.91%, (SOFR30A+2.15%), 01/16/2037*	1,264,000	1,164,827
Series 2019-CRE3, Class C 7.00%, (SOFR30A+2.01%), 09/14/2036*	1,015,000	965,952
Series 2022-CRE6, Class D 7.61%, (SOFR30A+2.85%), 01/16/2037*	537,000	484,627
Series 2019-CRE3, Class D 7.65%, (SOFR30A+2.76%), 09/14/2036*	884,500	825,387
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,179,185
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 3.62%, 08/25/2033(6)	72,558	67,071
Blackstone Mtg. Trust, Inc. FRS
Series 2020-FL2, Class B 6.40%, (SOFR30A+1.51%), 02/15/2038*	875,000	816,893
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.25%, (1 ML+1.30%), 05/15/2038*	2,281,000	2,147,629

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-FL4, Class B 6.50%, (1 ML+1.55%), 05/15/2038*	$ 4,995,500	$ 4,662,891
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,724,794
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,404,418
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	797,722
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,828,932
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,788,517
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,792,637
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,777,799
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	740,422
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,403,663
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	602,098
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,097,437
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(6)	1,790,000	1,649,046
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 4.16%, 03/25/2034(6)	36,182	34,488
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	491,249	458,460
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.54%, 06/10/2034*(6)	1,000,000	902,160
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.69%, (1 ML+0.74%), 07/19/2044	448,586	398,016
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	1,922,158
Series 2021-SAT1, Class A 3.65%, 02/25/2024*(6)	3,330,000	3,179,318
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,830,085
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.52%, (1 ML+0.50%), 09/25/2035	2,631	2,561
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,116,714
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 3.49%, 03/25/2035(6)	$ 80,395	$ 72,162
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,804,236
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 3.79%, 10/25/2033(6)	191,820	174,576
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(6)	824,144	806,977
LoanCore Issuer, Ltd. FRS
Series 2019-CRE3, Class AS 6.32%, (1 ML+1.37%), 04/15/2034*	594,273	593,244
Series 2019-CRE3, Class B 6.55%, (1 ML+1.60%), 04/15/2034*	844,650	842,624
Series 2019-CRE3, Class C 6.90%, (1 ML+1.95%), 04/15/2034*	795,150	786,770
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.66%, (1 ML+0.64%), 10/25/2028	99,060	91,914
Series 2003-G, Class A2 5.91%, (6 ML+0.68%), 01/25/2029	289,720	278,934
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.70%, (SOFR30A+1.81%), 07/15/2036*	1,348,500	1,271,395
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,155,635
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,761,449
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	1,090,214
PFP, Ltd. FRS
Series 2021-7, Class B 6.35%, (1 ML+1.40%), 04/14/2038*	486,976	465,349
Series 2021-7, Class C 6.60%, (1 ML+1.65%), 04/14/2038*	852,957	793,597
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(6)	1,252,573	1,185,841
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	882,505	837,376
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.22%, (1 ML+2.20%), 11/25/2036*	720,000	673,799
Series 2021-FL7, Class D 7.97%, (1 ML+2.95%), 11/25/2036*	845,000	785,477
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.63%, (1 ML+0.68%), 10/20/2034	369,997	324,283
Series 2003-1, Class 1A 5.71%, (1 ML+0.76%), 04/20/2033	319,440	288,199

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	$ 2,010,000	$ 1,634,139
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.45%, (1 ML+0.50%), 07/19/2035	211,036	189,262
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 3.72%, 12/25/2044(6)	52,480	48,265
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,768,618	2,316,302
TVC Mtg. Trust
Series 2020-RTL1, Class A1 3.47%, 09/25/2024*	318,609	317,793
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,582,043
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(6)	1,900,000	1,809,779
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.48%, (1 ML+0.46%), 04/25/2045	18,719	18,062
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,028,282
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,775,579
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,904,295
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	708,892
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,869,994
		96,124,652
U.S. Government Agency — 5.3%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70%, 11/25/2049*(6)	690,000	655,680
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(6)	2,000,000	1,841,440
Series 2015-K44, Class B 3.85%, 01/25/2048*(6)	3,390,000	3,283,998
Series 2014-K40, Class C 4.21%, 11/25/2047*(6)	639,000	621,094
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.81%, 01/25/2025	546,428	529,372
Series K146, Class A2 2.92%, 06/25/2032	2,100,000	1,901,852
3.12%, 06/25/2027	964,000	926,294
3.24%, 04/25/2027	776,000	749,750
3.33%, 05/25/2027	416,000	401,146
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.22%, 07/25/2029(6)(8)	$ 1,918,997	$ 106,390
Series K098, Class X1 1.27%, 08/25/2029(6)(8)	3,315,129	193,265
Series K110, Class XAM 1.99%, 04/25/2030(6)(8)	914,237	96,874
Series K033, Class A2 3.06%, 07/25/2023(6)	765,460	761,606
3.30%, 11/25/2027(6)	681,000	657,811
3.34%, 04/25/2028(6)	719,000	685,492
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,826,961
Series K-153, Class A2 3.82%, 12/25/2032(6)	1,700,000	1,652,999
3.85%, 05/25/2028(6)	2,745,000	2,700,038
3.90%, 08/25/2028(6)	1,255,000	1,242,952
Federal Home Loan Mtg. Corp. REMIC
Zero Coupon 11/15/2037 to 10/15/2039(9)	539,346	460,044
2.00%, 05/15/2042 to 12/25/2051	3,612,204	3,158,667
3.00%, 06/15/2028	125,001	121,344
Series 4474, Class HJ 3.00%, 07/15/2039	76,260	71,270
4.00%, 08/15/2044(8)	37,368	4,058
Series 4471, Class PI 4.50%, 12/15/2040(8)	26,602	2,286
5.50%, 09/15/2033	1,058,255	1,090,072
Series 3845, Class AI 5.50%, 02/15/2036(8)	34,959	5,582
Federal Home Loan Mtg. Corp. REMIC FRS
5.45%, (1 ML+0.50%), 07/15/2042	122,535	120,049
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	278,469	261,816
Series 2019-4, Class MV 3.00%, 02/25/2059	204,570	182,928
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,049,798	1,852,130
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,373,556	2,257,427
Series 2019-1, Class MT 3.50%, 07/25/2058	1,207,212	1,130,414
Series 2019-2, Class MA 3.50%, 08/25/2058	2,249,481	2,150,418
Series 2019-2, Class MV 3.50%, 08/25/2058	152,993	142,466
Series 2019-3, Class MA 3.50%, 10/25/2058	172,724	165,464
Series 2019-3, Class MB 3.50%, 10/25/2058	739,644	645,180
Series 2019-3, Class MV 3.50%, 10/25/2058	197,792	184,839
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,697,673	1,630,405
Series 2019-4, Class M55D 4.00%, 02/25/2059	904,608	868,797

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	$ 622,437	$ 576,924
3.50%, 07/15/2042	964,436	921,337
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	443,668	372,928
Series 2020-M50, Class A1 0.67%, 10/25/2030	6,839	6,816
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	422,616	399,984
Series 2020-M50, Class A2 1.20%, 10/25/2030	390,000	348,965
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	332,090	297,258
Series 2013-53, Class CB 2.00%, 10/25/2040	4,855	4,800
Series 2016-19, Class AD 2.00%, 04/25/2046	118,107	107,517
Series 2015-M7, Class A2 2.59%, 12/25/2024	2,084,306	2,005,248
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	142,095	12,743
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	33,692	2,854
Series 2016-38, Class NA 3.00%, 01/25/2046	309,385	289,542
Series 2010-43, Class AH 3.25%, 05/25/2040	55,455	52,274
Series 2014-10, Class KM 3.50%, 09/25/2043	111,209	106,381
Series 2014-35, Class CA 3.50%, 06/25/2044	98,092	94,685
Series 2019-7, Class CA 3.50%, 11/25/2057	813,430	780,102
Series 2011-104, Class NY 4.00%, 03/25/2039	116,855	116,400
Series 2010-113, Class GB 4.00%, 10/25/2040	79,987	77,984
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	186,949	35,058
Series 2010-47, Class MB 5.00%, 09/25/2039	716,063	722,588
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,666,107	1,690,938
Series 2002-56, Class ZQ 6.00%, 09/25/2032	195,108	202,889
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,360,505
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(6)	2,400,000	1,977,530
Series 2020-M50, Class X1 1.99%, 10/25/2030(6)(8)	5,421,214	376,583
Series 2021-M3, Class X1 2.05%, 11/25/2033(6)(8)	4,753,843	418,878
Series 2020-M38, Class X2 2.10%, 11/25/2028(6)(8)	2,051,977	143,160
Series 2022-M1S, Class A2 2.15%, 04/25/2032(6)	2,470,000	2,094,831
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-M3, Class A2 2.55%, 12/25/2026(6)	$ 263,692	$ 246,668
Series 2015-M8, Class A2 2.90%, 01/25/2025(6)	1,728,521	1,666,618
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	1,008,824	966,379
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	1,067,590	1,025,957
Series 2015-M2, Class A3 3.11%, 12/25/2024(6)	639,154	620,952
Series 2017-M12, Class A2 3.16%, 06/25/2027(6)	857,846	815,808
Series 2018-M4, Class A2 3.16%, 03/25/2028(6)	647,362	617,826
Series 2018-M3, Class A2 3.17%, 02/25/2030(6)	530,986	497,394
Series 2017-M5, Class A2 3.19%, 04/25/2029(6)	752,487	714,600
Series 2018-M10, Class A2 3.47%, 07/25/2028(6)	1,514,000	1,463,486
Series 2022-M2S, Class A2 3.88%, 08/25/2032(6)	1,650,000	1,593,495
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	82,339	69,635
Series 2011-123, Class MA 4.00%, 07/20/2041	98,450	96,712
Series 2022-159, Class MV 4.50%, 10/20/2033	244,167	239,544
Series 2012-12, Class KN 4.50%, 09/20/2041	60,366	59,355
Series 2005-55, Class Z 4.75%, 07/20/2035	1,416,791	1,413,135
Series 2009-92, Class ZC 5.00%, 10/20/2039	603,367	607,515
Series 2010-105, Class B 5.00%, 08/20/2040	581,263	588,060
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 5.04%, (1 ML+0.47%), 02/20/2065	914,644	906,582
Series 2015-H15, Class FJ 5.14%, (1 ML+0.44%), 06/20/2065	533,068	528,382
Series 2015-H16, Class FG 5.14%, (1 ML+0.44%), 07/20/2065	880,420	871,685
Series 2015-H16, Class FL 5.14%, (1 ML+0.44%), 07/20/2065	1,919,573	1,901,320
Series 2011-H06, Class FA 5.15%, (1 ML+0.45%), 02/20/2061	600,772	596,447
Series 2015-H05, Class FC 5.18%, (1 ML+0.48%), 02/20/2065	2,394,962	2,364,253
Series 2015-H06, Class FA 5.18%, (1 ML+0.48%), 02/20/2065	1,377,461	1,366,133
Series 2015-H08, Class FC 5.18%, (1 ML+0.48%), 03/20/2065	4,052,217	4,019,997
Series 2015-H10, Class FC 5.18%, (1 ML+0.48%), 04/20/2065	2,483,680	2,461,335
Series 2015-H12, Class FA 5.18%, (1 ML+0.48%), 05/20/2065	1,395,125	1,383,697
Series 2013-H18, Class EA 5.20%, (1 ML+0.50%), 07/20/2063	406,717	404,955

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-H23, Class FB 5.22%, (1 ML+0.52%), 09/20/2065	$ 694,492	$ 688,709
Series 2015-H26, Class FG 5.22%, (1 ML+0.52%), 10/20/2065	502,727	496,294
Series 2012-H08, Class FB 5.30%, (1 ML+0.60%), 03/20/2062	404,455	402,563
Series 2014-H09, Class TA 5.30%, (1 ML+0.60%), 04/20/2064	333,899	332,614
Series 2015-H29, Class FL 5.30%, (1 ML+0.60%), 11/20/2065	1,717,344	1,699,383
Series 2015-H30, Class FE 5.30%, (1 ML+0.60%), 11/20/2065	2,046,589	2,032,158
Series 2015-H32, Class FH 5.36%, (1 ML+0.66%), 12/20/2065	601,401	597,986
Series 2016-H26, Class FC 5.70%, (1 ML+1.00%), 12/20/2066	333,535	331,070
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.43%, 06/16/2047(6)	189,106	188,312
Series 2015-137, Class W 5.46%, 10/20/2040(6)	885,087	914,369
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	22,910	23,825
		90,753,580
Total Collateralized Mortgage Obligations (cost $200,416,148)		186,878,232
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.7%
U.S. Government — 20.1%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	345,090
1.25%, 05/15/2050	4,241,000	2,472,205
1.38%, 11/15/2040(10)	20,380,000	14,105,985
1.38%, 08/15/2050	340,000	204,545
1.63%, 11/15/2050	4,325,000	2,779,657
1.75%, 08/15/2041	8,350,000	6,073,647
1.88%, 02/15/2041 to 11/15/2051	10,492,800	7,360,314
2.00%, 11/15/2041 to 08/15/2051	7,355,000	5,225,111
2.25%, 05/15/2041 to 02/15/2052	18,232,000	13,797,048
2.38%, 02/15/2042 to 11/15/2049	14,100,000	11,287,309
2.50%, 02/15/2045	3,900,000	3,126,246
2.75%, 08/15/2042	4,100,000	3,506,621
2.88%, 05/15/2043 to 05/15/2052	7,104,000	6,134,310
3.00%, 11/15/2044 to 08/15/2052	7,028,000	6,170,202
3.13%, 02/15/2043	3,050,000	2,756,199
3.50%, 02/15/2039	351,200	348,978
3.63%, 08/15/2043 to 02/15/2053	5,500,000	5,380,348
3.75%, 11/15/2043	9,944,000	9,871,362
3.88%, 08/15/2040	7,140,000	7,350,574
4.25%, 11/15/2040	543,000	585,486
4.38%, 02/15/2038	360,000	396,281
5.25%, 11/15/2028	90,000	97,692
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,679,828	1,713,654
2.50%, 01/15/2029(11)	5,337,619	5,686,024
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2026 to 08/15/2035	40,705,000	29,100,534
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
0.38%, 01/31/2026 to 09/30/2027	$ 3,160,000	$ 2,846,974
0.50%, 02/28/2026	8,315,000	7,590,686
0.63%, 08/15/2030	620,000	508,836
0.75%, 04/30/2026	420,000	384,759
0.88%, 06/30/2026 to 09/30/2026	3,205,000	2,936,418
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,657,564
1.50%, 01/31/2027 to 02/15/2030	876,000	782,401
1.63%, 02/15/2026 to 05/15/2031	2,316,400	2,031,229
1.75%, 12/31/2026 to 01/31/2029	3,017,300	2,781,074
1.88%, 02/28/2029	6,100,000	5,574,828
2.13%, 05/15/2025	155,000	149,163
2.25%, 03/31/2024 to 02/15/2027	20,169,000	19,603,471
2.50%, 02/28/2026 to 03/31/2027	11,940,000	11,459,848
2.75%, 07/31/2027 to 05/31/2029	2,917,000	2,818,271
2.88%, 05/15/2028 to 05/15/2032	23,525,000	22,636,301
3.13%, 08/31/2027 to 08/31/2029	5,345,000	5,239,222
3.25%, 06/30/2029	7,000,000	6,893,633
3.88%, 03/31/2025 to 12/31/2027	30,500,000	30,782,578
4.25%, 09/30/2024	57,600,000	57,451,500
		341,004,178
U.S. Government Agency — 19.6%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 05/01/2052	28,355,262	23,875,300
2.50%, 05/01/2037 to 04/01/2052	11,300,229	9,820,471
3.00%, 01/01/2038 to 10/01/2052	9,349,254	8,506,214
3.50%, 11/01/2037 to 09/01/2052	6,329,529	5,955,783
3.75%, 08/01/2032	2,200,000	2,119,094
4.00%, 07/01/2025 to 10/01/2052	4,680,418	4,528,447
4.50%, 07/01/2025 to 11/01/2052	3,637,859	3,607,767
5.00%, 11/01/2035 to 10/01/2052	144,476	145,304
5.50%, 06/01/2026 to 01/01/2038	22,555	23,161
Federal National Mtg. Assoc.
1.50%, 02/01/2042	74,168	61,097
1.93%, 11/01/2031	2,600,000	2,179,035
2.00%, 01/01/2032 to 04/01/2052	28,250,465	24,070,700
2.42%, 10/01/2029	1,900,000	1,714,579
2.50%, 11/01/2031 to 03/01/2062	39,393,171	34,270,826
2.83%, 05/01/2027	2,459,098	2,334,217
2.92%, 02/01/2030 to 05/01/2030	3,509,346	3,281,604
2.94%, 05/01/2030	1,680,000	1,578,772
2.97%, 06/01/2030	1,822,753	1,702,831
3.00%, 11/01/2028 to 06/01/2062	23,664,296	21,392,530
3.03%, 04/01/2030	2,000,000	1,868,455
3.04%, 12/01/2024	2,340,956	2,276,936
3.07%, 09/01/2024	3,784,816	3,687,744
3.12%, 06/01/2035	2,000,000	1,823,152
3.16%, 02/01/2032	2,649,247	2,459,981
3.50%, 04/01/2038 to 03/01/2062	8,533,756	7,994,629
3.54%, 06/01/2032	2,723,000	2,591,887
3.76%, 12/01/2035	1,766,902	1,720,391
3.77%, 12/01/2025	714,143	702,540
3.81%, 12/01/2028	920,000	904,590
3.89%, 09/01/2032	2,314,000	2,254,725
3.90%, 02/01/2033	2,150,000	2,103,071
3.92%, 09/01/2032	2,000,000	1,960,547
3.95%, 01/01/2027	125,275	124,623
4.00%, 01/01/2035 to 10/01/2049	9,005,970	8,823,900
4.17%, 04/01/2035(3)	1,500,000	1,492,110
4.22%, 10/01/2032	1,664,000	1,663,624
4.33%, 01/01/2033	2,000,000	2,016,746
4.42%, 02/01/2033	3,110,000	3,161,894

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 05/01/2025 to 09/01/2052	$ 6,764,394	$ 6,732,368
4.59%, 04/01/2033	2,083,000	2,147,343
4.74%, 02/01/2033	1,915,000	1,987,723
4.85%, 12/01/2032	1,302,029	1,362,050
5.00%, 03/01/2034 to 04/01/2053	3,372,325	3,403,816
5.08%, 02/01/2030	1,600,000	1,683,137
5.29%, 12/01/2032	1,529,340	1,644,270
5.50%, 07/01/2024 to 05/01/2058	6,989,151	7,112,142
5.55%, 03/01/2038	827,078	860,628
6.00%, 02/01/2033 to 02/01/2053	1,306,194	1,346,113
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(6)	3,098,686	2,562,435
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,516,775	1,434,734
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	4,218,514	3,611,635
2.50%, 08/20/2051 to 11/20/2051	17,369,768	15,361,493
2.50%, May 30 TBA	2,200,000	1,943,691
3.00%, 11/20/2044 to 10/20/2052	8,047,260	7,397,657
3.50%, 10/20/2033 to 09/20/2052	9,636,842	9,073,406
3.50%, May 30 TBA	3,150,000	2,956,816
4.00%, 12/20/2042 to 10/20/2052	11,762,804	11,346,143
4.25%, 01/20/2045 to 06/20/2045	3,255,076	3,185,717
4.50%, 04/15/2039 to 01/20/2053	12,405,296	12,253,187
5.00%, 05/20/2052 to 01/20/2053	4,151,918	4,113,488
5.00%, May 30 TBA	4,625,000	4,604,224
5.50%, 12/15/2036 to 01/20/2042	52,084	53,862
5.50%, May 30 TBA	2,400,000	2,416,125
6.00%, 12/15/2032	8,119	8,284
Government National Mtg. Assoc. FRS
6.36%, (1 Yr USTYCR+1.64%), 05/20/2072	1,735,540	1,784,649
6.37%, (1 Yr USTYCR+1.68%), 04/20/2072	1,952,122	2,010,127
6.40%, (1 Yr USTYCR+1.70%), 03/20/2072	1,898,588	1,958,281
6.45%, (1 Yr USTYCR+1.79%), 09/20/2071	1,948,873	2,012,832
6.51%, (1 Yr USTYCR+1.78%), 04/20/2072	1,961,042	2,029,247
6.54%, 08/20/2071 to 07/20/2072	3,740,027	3,880,774
6.70%, (1 Yr USTYCR+1.97%), 03/20/2072	1,750,016	1,824,819
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	767,787
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	428,808	393,517
Series 2012-20H, Class 1 2.37%, 08/01/2032	207,077	190,917
Series 2013-20F, Class 1 2.45%, 06/01/2033	587,341	544,559
Series 2013-20G, Class 1 3.15%, 07/01/2033	774,289	738,596
Series 2013-20H, Class 1 3.16%, 08/01/2033	769,785	737,885
Series 2013-20I, Class 1 3.62%, 09/01/2033	337,263	327,930
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Tennessee Valley Authority
4.25%, 09/15/2065	$ 405,000	$ 368,756
4.63%, 09/15/2060	240,000	240,096
		331,212,536
Total U.S. Government & Agency Obligations (cost $729,207,928)		672,216,714
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.0%
Province of Quebec, Canada
7.13%, 02/09/2024	540,000	549,621
Sovereign — 0.3%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	354,391
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	265,173
Republic of Chile
2.55%, 01/27/2032	256,000	222,247
Republic of Panama
4.50%, 04/16/2050	200,000	155,999
Republic of Peru
5.63%, 11/18/2050	54,000	55,775
United Mexican States
2.66%, 05/24/2031	541,000	456,694
3.75%, 01/11/2028	547,000	528,401
3.77%, 05/24/2061	398,000	274,074
4.13%, 01/21/2026	200,000	197,472
4.40%, 02/12/2052	400,000	319,079
4.60%, 02/10/2048	400,000	333,209
4.75%, 03/08/2044	1,080,000	939,231
6.34%, 05/04/2053	210,000	216,522
		4,318,267
Total Foreign Government Obligations (cost $5,601,319)		4,867,888
MUNICIPAL SECURITIES — 1.0%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	524,278
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	3,724,000	3,173,979
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	3,828,000	4,196,094
Ohio State University Revenue Bonds
4.05%, 12/01/2056	244,000	210,220
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,340,537
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	522,634

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	$ 1,250,000	$ 1,365,542
6.77%, 06/01/2040	840,000	968,078
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	451,253
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2
5.17%, 04/01/2041	445,000	483,964
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	270,000	266,460
5.14%, 12/01/2036	3,955,000	3,615,617
Total Municipal Securities (cost $18,947,378)		17,118,656
Total Long-Term Investment Securities (cost $1,830,257,247)		1,675,525,939
SHORT-TERM INVESTMENTS — 0.2%
Sovereign — 0.0%
Federal Home Loan Bank
4.55%, 05/01/2023	1,115,000	1,115,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund, Trust Class 4.89%(12)	2,812,103	2,812,947
Total Short-Term Investments (cost $3,928,086)		3,927,947
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $19,244,928 and collateralized by $15,908,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $19,627,584 (cost $19,242,619)	19,242,619	19,242,618
TOTAL INVESTMENTS (cost $1,853,427,952)	100.3%	1,698,696,504
Other assets less liabilities	(0.3)	(5,278,368)
NET ASSETS	100.0%	$1,693,418,136
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $437,528,702 representing 25.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$532,162	$75,297	$133,041	$25.00	0.0%
(5)	Security in default of interest.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2023.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of April 30, 2023.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
139	Long	U.S. Treasury 2 Year Notes	June 2023	$28,403,855	$28,656,804	$ 252,949
329	Long	U.S. Treasury 5 Year Notes	June 2023	35,320,268	36,105,179	784,911
489	Long	U.S. Treasury Ultra Bonds	June 2023	66,490,428	69,147,656	2,657,228
						$3,695,088
						Unrealized (Depreciation)
67	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	$7,845,097	$8,137,359	$ (292,262)
		Net Unrealized Appreciation (Depreciation)				$3,402,826
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$133,041	$133,041
Other Industries	—	598,694,804	—	598,694,804
Asset Backed Securities:
Auto Loan Receivables	—	30,710,448	391,919	31,102,367
Other Asset Backed Securities	—	155,775,836	5,625,898	161,401,734
Other Industries	—	3,112,503	—	3,112,503
Collateralized Mortgage Obligations	—	186,878,232	—	186,878,232
U.S. Government & Agency Obligations:
U.S. Government Agency	—	329,720,426	1,492,110	331,212,536
Other Industries	—	341,004,178	—	341,004,178
Foreign Government Obligations	—	4,867,888	—	4,867,888
Municipal Securities	—	17,118,656	—	17,118,656
Short-Term Investments:
Sovereign	—	1,115,000	—	1,115,000
Other Short-Term Investments	2,812,947	—	—	2,812,947
Repurchase Agreements	—	19,242,618	—	19,242,618
Total Investments at Value	$2,812,947	$1,688,240,589	$7,642,968	$1,698,696,504
Other Financial Instruments:†
Futures Contracts	$3,695,088	$—	$—	$3,695,088
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$292,262	$—	$—	$292,262
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 1.8%
Trade Desk, Inc., Class A†	162,123	$ 10,430,994
Aerospace/Defense — 0.8%
HEICO Corp., Class A	35,594	4,777,783
Beverages — 0.8%
Constellation Brands, Inc., Class A	20,366	4,673,386
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.†	34,078	6,788,338
Exelixis, Inc.†	214,256	3,920,885
Maravai LifeSciences Holdings, Inc., Class A†	121,793	1,679,526
Royalty Pharma PLC, Class A	125,008	4,394,031
Sarepta Therapeutics, Inc.†	20,768	2,549,687
Seagen, Inc.†	21,549	4,309,800
		23,642,267
Building Materials — 2.0%
Trane Technologies PLC	64,373	11,961,147
Commercial Services — 7.0%
Bright Horizons Family Solutions, Inc.†	49,379	3,758,729
Cintas Corp.	8,503	3,875,412
Equifax, Inc.	28,541	5,947,374
Global Payments, Inc.	34,019	3,834,282
Morningstar, Inc.	14,093	2,512,923
Quanta Services, Inc.	69,563	11,800,667
Remitly Global, Inc.†	237,828	3,995,510
S&P Global, Inc.	15,467	5,608,025
		41,332,922
Computers — 1.6%
Crowdstrike Holdings, Inc., Class A†	60,440	7,255,822
Zscaler, Inc.†	24,848	2,238,805
		9,494,627
Distribution/Wholesale — 2.9%
Copart, Inc.†	170,824	13,503,637
Pool Corp.	10,393	3,651,269
		17,154,906
Diversified Financial Services — 2.9%
Air Lease Corp.	111,144	4,470,212
LPL Financial Holdings, Inc.	34,188	7,139,822
Tradeweb Markets, Inc., Class A	76,991	5,420,936
		17,030,970
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	43,225	5,962,024
Electronics — 6.5%
Agilent Technologies, Inc.	75,204	10,184,878
Garmin, Ltd.	34,569	3,393,639
Hubbell, Inc.	26,520	7,142,366
Jabil, Inc.	63,797	4,985,736
Keysight Technologies, Inc.†	34,611	5,006,135
Mettler-Toledo International, Inc.†	5,013	7,476,889
		38,189,643
Energy-Alternate Sources — 0.9%
SolarEdge Technologies, Inc.†	17,737	5,066,219
Engineering & Construction — 0.7%
AECOM	51,750	4,297,838
Security Description	Shares or Principal Amount	Value

Food Service — 0.4%
Aramark	75,106	$ 2,606,178
Healthcare-Products — 10.3%
10X Genomics, Inc., Class A†	46,760	2,451,627
Align Technology, Inc.†	14,799	4,814,115
Cooper Cos., Inc.	15,643	5,967,022
Exact Sciences Corp.†	85,616	5,485,417
Hologic, Inc.†	70,994	6,106,194
IDEXX Laboratories, Inc.†	10,641	5,237,075
Insulet Corp.†	27,611	8,781,402
Natera, Inc.†	84,692	4,295,578
Novocure, Ltd.†	11,715	772,019
ResMed, Inc.	28,310	6,821,578
Shockwave Medical, Inc.†	11,476	3,329,876
West Pharmaceutical Services, Inc.	19,393	7,005,527
		61,067,430
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	70,357	5,086,108
Amedisys, Inc.†	39,923	3,205,817
Centene Corp.†	87,511	6,032,133
		14,324,058
Household Products/Wares — 0.6%
Helen of Troy, Ltd.†	34,922	3,504,074
Insurance — 1.1%
Progressive Corp.	48,678	6,639,679
Internet — 2.5%
Booking Holdings, Inc.†	1,282	3,443,849
Etsy, Inc.†	25,515	2,577,781
Palo Alto Networks, Inc.†	48,707	8,887,079
		14,908,709
Leisure Time — 0.4%
Royal Caribbean Cruises, Ltd.†	33,654	2,201,981
Lodging — 2.5%
Hilton Worldwide Holdings, Inc.	74,353	10,708,319
Las Vegas Sands Corp.†	66,706	4,259,178
		14,967,497
Machinery-Diversified — 1.8%
Ingersoll Rand, Inc.	91,607	5,223,431
Toro Co.	53,218	5,548,509
		10,771,940
Media — 0.9%
FactSet Research Systems, Inc.	13,686	5,634,389
Metal Fabricate/Hardware — 0.6%
Valmont Industries, Inc.	11,644	3,383,281
Mining — 0.6%
Freeport-McMoRan, Inc.	90,231	3,420,657
Miscellaneous Manufacturing — 1.7%
ITT, Inc.	67,837	5,728,156
Teledyne Technologies, Inc.†	10,581	4,384,767
		10,112,923
Office/Business Equipment — 0.8%
Zebra Technologies Corp., Class A†	16,702	4,810,677

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 1.4%
Antero Resources Corp.†	80,323	$ 1,846,626
EOG Resources, Inc.	52,032	6,216,263
		8,062,889
Oil & Gas Services — 0.7%
TechnipFMC PLC†	299,090	4,094,542
Pharmaceuticals — 4.3%
Dexcom, Inc.†	103,720	12,585,385
Jazz Pharmaceuticals PLC†	25,786	3,622,159
McKesson Corp.	12,331	4,491,443
Neurocrine Biosciences, Inc.†	44,613	4,507,698
		25,206,685
Pipelines — 1.8%
Cheniere Energy, Inc.	69,972	10,705,716
Private Equity — 1.3%
Ares Management Corp., Class A	86,960	7,616,826
Retail — 9.5%
AutoZone, Inc.†	3,429	9,132,490
Burlington Stores, Inc.†	26,054	5,023,472
Chipotle Mexican Grill, Inc.†	6,430	13,294,796
Domino's Pizza, Inc.	11,303	3,588,363
Lululemon Athletica, Inc.†	23,718	9,011,180
National Vision Holdings, Inc.†	70,096	1,474,820
Ross Stores, Inc.	55,269	5,898,860
Tractor Supply Co.	36,059	8,596,466
		56,020,447
Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	35,294	3,154,225
Entegris, Inc.	60,372	4,523,070
Lam Research Corp.	4,622	2,422,298
Marvell Technology, Inc.	78,283	3,090,613
Monolithic Power Systems, Inc.	10,065	4,649,728
Rambus, Inc.†	46,114	2,044,695
Teradyne, Inc.	27,949	2,553,979
Wolfspeed, Inc.†	36,646	1,705,871
		24,144,479
Software — 14.4%
Cadence Design Systems, Inc.†	59,712	12,506,679
Clear Secure, Inc., Class A	60,421	1,461,584
Security Description	Shares or Principal Amount	Value

Software (continued)
Confluent, Inc., Class A†	181,339	$ 3,989,458
DocuSign, Inc.†	56,130	2,775,067
Five9, Inc.†	36,879	2,391,234
HashiCorp, Inc., Class A†	132,122	3,542,191
HubSpot, Inc.†	19,344	8,142,857
MongoDB, Inc.†	32,926	7,900,923
MSCI, Inc.	17,612	8,496,909
Procore Technologies, Inc.†	72,586	3,876,818
Snowflake, Inc., Class A†	7,702	1,140,512
Synopsys, Inc.†	35,083	13,027,020
Take-Two Interactive Software, Inc.†	58,245	7,239,271
Workday, Inc., Class A†	23,671	4,406,120
Zoom Video Communications, Inc., Class A†	72,627	4,461,477
		85,358,120
Telecommunications — 1.3%
Arista Networks, Inc.†	48,439	7,757,990
Transportation — 0.9%
Old Dominion Freight Line, Inc.	17,257	5,528,970
Total Long-Term Investment Securities (cost $578,021,579)		586,864,863
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $6,736,452 and collateralized by $5,568,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $6,870,426 (cost $6,735,644)	$6,735,644	6,735,644
TOTAL INVESTMENTS (cost $584,757,223)	100.3%	593,600,507
Other assets less liabilities	(0.3)	(1,786,761)
NET ASSETS	100.0%	$591,813,746
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$586,864,863	$—	$—	$586,864,863
Repurchase Agreements	—	6,735,644	—	6,735,644
Total Investments at Value	$586,864,863	$6,735,644	$—	$593,600,507
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Aerospace/Defense — 1.0%
General Dynamics Corp.	2,364	$ 516,156
L3Harris Technologies, Inc.	1,889	368,638
Lockheed Martin Corp.	3,199	1,485,776
Northrop Grumman Corp.	2,053	946,987
TransDigm Group, Inc.	483	369,495
		3,687,052
Agriculture — 0.8%
Altria Group, Inc.	18,411	874,707
Archer-Daniels-Midland Co.	5,316	415,073
Bunge, Ltd.	1,216	113,817
Philip Morris International, Inc.	16,600	1,659,502
		3,063,099
Auto Manufacturers — 2.4%
Cummins, Inc.	1,427	335,402
Tesla, Inc.†	53,328	8,762,324
		9,097,726
Beverages — 2.6%
Brown-Forman Corp., Class B	1,994	129,790
Coca-Cola Co.	50,162	3,217,892
Constellation Brands, Inc., Class A	1,803	413,734
Keurig Dr Pepper, Inc.	8,424	275,465
Monster Beverage Corp.†	15,103	845,768
PepsiCo, Inc.	27,310	5,213,206
		10,095,855
Biotechnology — 2.7%
Amgen, Inc.	10,589	2,538,607
Biogen, Inc.†	1,342	408,277
Corteva, Inc.	9,753	596,103
Gilead Sciences, Inc.	24,728	2,032,889
Incyte Corp.†	3,670	273,085
Moderna, Inc.†	6,552	870,695
Regeneron Pharmaceuticals, Inc.†	2,132	1,709,416
Vertex Pharmaceuticals, Inc.†	5,098	1,737,042
		10,166,114
Building Materials — 0.1%
Masco Corp.	3,170	169,626
Vulcan Materials Co.	1,556	272,487
		442,113
Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,403	1,296,067
Albemarle Corp.	2,323	430,824
CF Industries Holdings, Inc.	3,890	278,446
FMC Corp.	2,497	308,579
Linde PLC	5,957	2,200,814
Mosaic Co.	6,751	289,280
		4,804,010
Commercial Services — 1.4%
Automatic Data Processing, Inc.	8,215	1,807,300
Cintas Corp.	1,011	460,783
CoStar Group, Inc.†	8,063	620,448
Equifax, Inc.	1,190	247,972
FleetCor Technologies, Inc.†	776	166,002
Gartner, Inc.†	1,568	474,257
MarketAxess Holdings, Inc.	365	116,205
Moody's Corp.	1,469	459,973
Quanta Services, Inc.	2,834	480,760
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Rollins, Inc.	4,590	$ 193,928
Verisk Analytics, Inc.	1,425	276,607
		5,304,235
Computers — 13.8%
Accenture PLC, Class A	6,118	1,714,814
Apple, Inc.	294,904	50,039,311
EPAM Systems, Inc.†	776	219,173
Fortinet, Inc.†	12,857	810,634
Leidos Holdings, Inc.	1,761	164,231
		52,948,163
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	9,109	726,898
Procter & Gamble Co.	25,729	4,023,501
		4,750,399
Distribution/Wholesale — 0.5%
Copart, Inc.†	8,499	671,846
Fastenal Co.	5,546	298,597
Pool Corp.	488	171,444
WW Grainger, Inc.	893	621,144
		1,763,031
Diversified Financial Services — 4.6%
American Express Co.	5,785	933,352
Ameriprise Financial, Inc.	2,088	637,090
Cboe Global Markets, Inc.	1,410	196,977
Charles Schwab Corp.	17,844	932,170
Discover Financial Services	3,070	317,653
Mastercard, Inc., Class A	16,730	6,357,902
Nasdaq, Inc.	4,302	238,202
Raymond James Financial, Inc.	3,843	347,907
Visa, Inc., Class A	32,220	7,498,561
		17,459,814
Electric — 0.4%
AES Corp.	7,814	184,879
NRG Energy, Inc.	2,147	73,363
PG&E Corp.†	31,925	546,237
Sempra Energy	3,740	581,533
WEC Energy Group, Inc.	3,253	312,841
		1,698,853
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	2,277	314,067
Electronics — 0.5%
Agilent Technologies, Inc.	3,520	476,714
Amphenol Corp., Class A	11,792	889,942
Keysight Technologies, Inc.†	1,909	276,118
Mettler-Toledo International, Inc.†	284	423,586
		2,066,360
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	2,695	442,519
First Solar, Inc.†	1,965	358,770
SolarEdge Technologies, Inc.†	1,108	316,478
		1,117,767
Environmental Control — 0.3%
Republic Services, Inc.	2,239	323,804
Waste Management, Inc.	4,345	721,487
		1,045,291

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 1.0%
Campbell Soup Co.	2,347	$ 127,442
General Mills, Inc.	7,950	704,608
Hershey Co.	2,915	795,970
Hormel Foods Corp.	4,134	167,179
Kellogg Co.	2,790	194,658
Lamb Weston Holdings, Inc.	2,854	319,106
McCormick & Co., Inc.	2,535	222,700
Mondelez International, Inc., Class A	14,597	1,119,882
		3,651,545
Gas — 0.0%
Atmos Energy Corp.	1,732	197,690
Hand/Machine Tools — 0.0%
Snap-on, Inc.	601	155,905
Healthcare-Products — 3.5%
Abbott Laboratories	17,976	1,985,809
Bio-Techne Corp.	1,497	119,580
Boston Scientific Corp.†	15,053	784,563
Danaher Corp.	12,997	3,079,119
Hologic, Inc.†	4,888	420,417
IDEXX Laboratories, Inc.†	805	396,189
Insulet Corp.†	1,378	438,259
Intuitive Surgical, Inc.†	3,404	1,025,353
ResMed, Inc.	1,573	379,030
Thermo Fisher Scientific, Inc.	7,778	4,316,012
Waters Corp.†	1,178	353,824
		13,298,155
Healthcare-Services — 3.6%
Elevance Health, Inc.	4,736	2,219,526
HCA Healthcare, Inc.	2,270	652,239
Humana, Inc.	1,586	841,357
IQVIA Holdings, Inc.†	1,768	332,791
Molina Healthcare, Inc.†	1,157	344,659
Quest Diagnostics, Inc.	1,452	201,552
UnitedHealth Group, Inc.	18,527	9,116,952
		13,709,076
Home Builders — 0.1%
D.R. Horton, Inc.	3,099	340,332
Household Products/Wares — 0.2%
Clorox Co.	1,103	182,679
Kimberly-Clark Corp.	3,212	465,387
		648,066
Insurance — 1.8%
Aon PLC, Class A	2,689	874,409
Arch Capital Group, Ltd.†	7,334	550,563
Arthur J. Gallagher & Co.	2,691	559,890
Brown & Brown, Inc.	2,749	177,008
Chubb, Ltd.	4,691	945,518
Everest Re Group, Ltd.	451	170,478
Globe Life, Inc.	1,256	136,301
Marsh & McLennan Cos., Inc.	6,281	1,131,774
Principal Financial Group, Inc.	2,751	205,472
Progressive Corp.	11,597	1,581,831
Travelers Cos., Inc.	2,474	448,140
W.R. Berkley Corp.	4,039	237,978
		7,019,362
Security Description	Shares or Principal Amount	Value

Internet — 8.7%
Alphabet, Inc., Class A†	118,101	$ 12,676,961
Alphabet, Inc., Class C†	102,954	11,141,682
Amazon.com, Inc.†	81,316	8,574,772
CDW Corp.	1,691	286,777
Etsy, Inc.†	1,445	145,988
Gen Digital, Inc.	5,979	105,649
VeriSign, Inc.†	890	197,402
		33,129,231
Iron/Steel — 0.3%
Nucor Corp.	5,016	743,271
Steel Dynamics, Inc.	3,308	343,866
		1,087,137
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	2,536	365,234
Marriott International, Inc., Class A	2,720	460,605
		825,839
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,192	1,354,810
Machinery-Diversified — 0.6%
Deere & Co.	5,361	2,026,565
IDEX Corp.	851	175,579
		2,202,144
Media — 0.0%
FactSet Research Systems, Inc.	454	186,907
Mining — 0.3%
Freeport-McMoRan, Inc.	28,343	1,074,483
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	2,807	679,126
Oil & Gas — 6.6%
APA Corp.	6,375	234,919
Chevron Corp.	35,274	5,946,491
ConocoPhillips	24,267	2,496,831
Coterra Energy, Inc.	15,635	400,256
Devon Energy Corp.	12,962	692,560
Diamondback Energy, Inc.	3,644	518,177
EOG Resources, Inc.	11,647	1,391,467
EQT Corp.	7,277	253,531
Exxon Mobil Corp.	81,654	9,662,934
Hess Corp.	5,502	798,120
Marathon Oil Corp.	12,592	304,223
Marathon Petroleum Corp.	4,321	527,162
Occidental Petroleum Corp.	14,419	887,201
Pioneer Natural Resources Co.	4,713	1,025,313
		25,139,185
Oil & Gas Services — 0.2%
Schlumberger NV	14,925	736,549
Pharmaceuticals — 8.3%
AbbVie, Inc.	35,066	5,299,174
Bristol-Myers Squibb Co.	42,159	2,814,956
Cigna Group	2,902	735,048
Dexcom, Inc.†	7,663	929,828
Eli Lilly & Co.	15,639	6,190,855
Johnson & Johnson	32,142	5,261,645
McKesson Corp.	1,250	455,300

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	50,275	$ 5,805,254
Pfizer, Inc.	111,303	4,328,574
		31,820,634
Pipelines — 0.4%
ONEOK, Inc.	8,864	579,794
Targa Resources Corp.	4,489	339,054
Williams Cos., Inc.	24,152	730,840
		1,649,688
REITS — 0.8%
American Tower Corp.	4,894	1,000,284
Extra Space Storage, Inc.	1,328	201,909
Iron Mountain, Inc.	3,632	200,632
Public Storage	1,943	572,855
SBA Communications Corp.	1,200	313,068
VICI Properties, Inc.	11,345	385,049
Weyerhaeuser Co.	8,281	247,685
		2,921,482
Retail — 5.2%
AutoZone, Inc.†	371	988,088
Chipotle Mexican Grill, Inc.†	547	1,130,988
Costco Wholesale Corp.	5,807	2,922,199
Dollar General Corp.	4,433	981,732
Dollar Tree, Inc.†	4,123	633,746
Domino's Pizza, Inc.	323	102,543
Genuine Parts Co.	2,013	338,808
Home Depot, Inc.	10,711	3,219,084
Lowe's Cos., Inc.	8,273	1,719,378
McDonald's Corp.	9,004	2,662,933
O'Reilly Automotive, Inc.†	1,236	1,133,795
Starbucks Corp.	11,622	1,328,278
TJX Cos., Inc.	14,663	1,155,738
Tractor Supply Co.	2,191	522,334
Ulta Beauty, Inc.†	1,009	556,393
Yum! Brands, Inc.	3,553	499,481
		19,895,518
Semiconductors — 7.8%
Advanced Micro Devices, Inc.†	17,265	1,542,973
Analog Devices, Inc.	4,723	849,573
Applied Materials, Inc.	16,717	1,889,523
Broadcom, Inc.	4,972	3,114,958
KLA Corp.	2,746	1,061,439
Lam Research Corp.	2,676	1,402,438
Microchip Technology, Inc.	5,322	388,453
Monolithic Power Systems, Inc.	887	409,767
NVIDIA Corp.	48,779	13,535,685
NXP Semiconductors NV	3,031	496,296
ON Semiconductor Corp.†	8,567	616,481
QUALCOMM, Inc.	22,109	2,582,331
Teradyne, Inc.	1,514	138,349
Texas Instruments, Inc.	11,320	1,892,704
		29,920,970
Software — 10.4%
Activision Blizzard, Inc.	8,332	647,480
Adobe, Inc.†	4,267	1,611,048
Security Description	Shares or Principal Amount	Value

Software (continued)
Autodesk, Inc.†	2,354	$ 458,536
Broadridge Financial Solutions, Inc.	1,120	162,859
Cadence Design Systems, Inc.†	5,439	1,139,199
Electronic Arts, Inc.	3,513	447,135
Fair Isaac Corp.†	499	363,247
Fiserv, Inc.†	8,689	1,061,101
Intuit, Inc.	2,953	1,310,984
Jack Henry & Associates, Inc.	1,447	236,353
Microsoft Corp.	85,608	26,303,914
MSCI, Inc.	903	435,652
Oracle Corp.	17,978	1,702,876
Paychex, Inc.	3,625	398,242
Paycom Software, Inc.†	956	277,594
PTC, Inc.†	2,110	265,417
ServiceNow, Inc.†	4,025	1,849,165
Synopsys, Inc.†	3,022	1,122,129
Tyler Technologies, Inc.†	388	147,064
		39,939,995
Telecommunications — 0.6%
Arista Networks, Inc.†	4,908	786,065
Motorola Solutions, Inc.	1,824	531,514
T-Mobile US, Inc.†	7,985	1,149,041
		2,466,620
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	1,261	127,197
CSX Corp.	20,011	613,137
Expeditors International of Washington, Inc.	3,156	359,279
JB Hunt Transport Services, Inc.	1,647	288,703
Old Dominion Freight Line, Inc.	1,796	575,420
Union Pacific Corp.	6,066	1,187,116
		3,150,852
Total Common Stocks (cost $301,517,315)		367,025,250
UNAFFILIATED INVESTMENT COMPANIES — 3.9%
SPDR Portfolio S&P 500 Growth ETF (cost $14,397,617)	265,540	14,910,071
Total Long-Term Investment Securities (cost $315,914,932)		381,935,321
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.44%, 09/07/2023(1) (cost $98,766)	$100,000	98,268
TOTAL INVESTMENTS (cost $316,013,698)	99.9%	382,033,589
Other assets less liabilities	0.1	467,037
NET ASSETS	100.0%	$382,500,626
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	June 2023	$395,148	$418,851	$23,703
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$367,025,250	$—	$—	$367,025,250
Unaffiliated Investment Companies	14,910,071	—	—	14,910,071
Short-Term Investments	—	98,268	—	98,268
Total Investments at Value	$381,935,321	$98,268	$—	$382,033,589
Other Financial Instruments:†
Futures Contracts	$23,703	$—	$—	$23,703
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	32,032	$ 1,144,503
Omnicom Group, Inc.	16,713	1,513,697
		2,658,200
Aerospace/Defense — 1.6%
Boeing Co.†	46,363	9,586,941
General Dynamics Corp.	18,553	4,050,862
Howmet Aerospace, Inc.	30,357	1,344,512
L3Harris Technologies, Inc.	15,698	3,063,465
Lockheed Martin Corp.	18,733	8,700,542
Northrop Grumman Corp.	11,861	5,471,123
Raytheon Technologies Corp.	120,778	12,065,722
TransDigm Group, Inc.	4,276	3,271,140
		47,554,307
Agriculture — 0.8%
Altria Group, Inc.	147,208	6,993,852
Archer-Daniels-Midland Co.	45,103	3,521,642
Bunge, Ltd.	12,350	1,155,960
Philip Morris International, Inc.	127,809	12,777,066
		24,448,520
Airlines — 0.2%
Alaska Air Group, Inc.†	10,514	456,938
American Airlines Group, Inc.†	53,642	731,677
Delta Air Lines, Inc.†	52,867	1,813,867
Southwest Airlines Co.	48,996	1,484,089
United Airlines Holdings, Inc.†	26,954	1,180,585
		5,667,156
Apparel — 0.5%
NIKE, Inc., Class B	102,699	13,014,017
Ralph Lauren Corp.	3,388	388,909
Tapestry, Inc.	19,463	794,285
VF Corp.	27,236	640,318
		14,837,529
Auto Manufacturers — 1.7%
Cummins, Inc.	11,649	2,737,981
Ford Motor Co.	322,799	3,834,852
General Motors Co.	114,981	3,798,972
PACCAR, Inc.	43,036	3,214,359
Tesla, Inc.†	221,735	36,433,278
		50,019,442
Auto Parts & Equipment — 0.1%
Aptiv PLC†	22,338	2,297,687
BorgWarner, Inc.	19,303	929,053
		3,226,740
Banks — 4.0%
Bank of America Corp.	575,426	16,848,473
Bank of New York Mellon Corp.	60,641	2,582,700
Citigroup, Inc.	159,684	7,516,326
Citizens Financial Group, Inc.	40,603	1,256,257
Comerica, Inc.	10,798	468,309
Fifth Third Bancorp	56,342	1,476,160
First Republic Bank	15,317	53,763
Goldman Sachs Group, Inc.	27,919	9,588,501
Huntington Bancshares, Inc.	118,974	1,332,509
JPMorgan Chase & Co.	241,828	33,430,303
KeyCorp	76,948	866,434
M&T Bank Corp.	13,957	1,755,791
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley	107,714	$ 9,691,029
Northern Trust Corp.	17,184	1,343,101
PNC Financial Services Group, Inc.	33,060	4,306,065
Regions Financial Corp.	77,004	1,406,093
State Street Corp.	28,775	2,079,282
Truist Financial Corp.	109,390	3,563,926
US Bancorp	114,863	3,937,504
Wells Fargo & Co.	314,156	12,487,701
Zions Bancorp NA	12,335	343,653
		116,333,880
Beverages — 1.8%
Brown-Forman Corp., Class B	15,077	981,362
Coca-Cola Co.	320,881	20,584,516
Constellation Brands, Inc., Class A	13,386	3,071,685
Keurig Dr Pepper, Inc.	70,058	2,290,897
Molson Coors Beverage Co., Class B	15,499	921,880
Monster Beverage Corp.†	62,802	3,516,912
PepsiCo, Inc.	113,547	21,674,987
		53,042,239
Biotechnology — 1.7%
Amgen, Inc.	44,024	10,554,314
Biogen, Inc.†	11,872	3,611,818
Bio-Rad Laboratories, Inc., Class A†	1,775	800,152
Corteva, Inc.	58,769	3,591,961
Gilead Sciences, Inc.	102,809	8,451,928
Illumina, Inc.†	12,969	2,665,908
Incyte Corp.†	15,257	1,135,273
Moderna, Inc.†	27,239	3,619,791
Regeneron Pharmaceuticals, Inc.†	8,863	7,106,265
Vertex Pharmaceuticals, Inc.†	21,196	7,222,113
		48,759,523
Building Materials — 0.5%
Carrier Global Corp.	68,775	2,876,170
Johnson Controls International PLC	56,659	3,390,475
Martin Marietta Materials, Inc.	5,119	1,859,221
Masco Corp.	18,567	993,520
Mohawk Industries, Inc.†	4,348	460,453
Trane Technologies PLC	18,886	3,509,208
Vulcan Materials Co.	10,958	1,918,965
		15,008,012
Chemicals — 1.7%
Air Products & Chemicals, Inc.	18,310	5,389,732
Albemarle Corp.	9,659	1,791,358
Celanese Corp.	8,224	873,718
CF Industries Holdings, Inc.	16,175	1,157,807
Dow, Inc.	58,114	3,161,402
DuPont de Nemours, Inc.	37,770	2,633,325
Eastman Chemical Co.	9,794	825,340
Ecolab, Inc.	20,430	3,428,971
FMC Corp.	10,385	1,283,378
International Flavors & Fragrances, Inc.	21,020	2,038,099
Linde PLC	40,607	15,002,256
LyondellBasell Industries NV, Class A	20,940	1,981,133
Mosaic Co.	28,071	1,202,842
PPG Industries, Inc.	19,377	2,717,818
Sherwin-Williams Co.	19,442	4,618,253
		48,105,432

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.8%
Automatic Data Processing, Inc.	34,161	$ 7,515,420
Cintas Corp.	7,121	3,245,538
CoStar Group, Inc.†	33,530	2,580,133
Equifax, Inc.	10,100	2,104,638
FleetCor Technologies, Inc.†	6,080	1,300,633
Gartner, Inc.†	6,515	1,970,527
Global Payments, Inc.	21,690	2,444,680
MarketAxess Holdings, Inc.	3,103	987,902
Moody's Corp.	12,989	4,067,116
PayPal Holdings, Inc.†	93,276	7,088,976
Quanta Services, Inc.	11,781	1,998,529
Robert Half International, Inc.	8,879	648,167
Rollins, Inc.	19,083	806,257
S&P Global, Inc.	27,141	9,840,784
United Rentals, Inc.	5,718	2,064,827
Verisk Analytics, Inc.	12,893	2,502,660
		51,166,787
Computers — 8.6%
Accenture PLC, Class A	51,919	14,552,377
Apple, Inc.	1,226,174	208,057,204
Cognizant Technology Solutions Corp., Class A	41,964	2,505,670
DXC Technology Co.†	18,771	447,688
EPAM Systems, Inc.†	4,742	1,339,331
Fortinet, Inc.†	53,459	3,370,590
Hewlett Packard Enterprise Co.	105,679	1,513,323
HP, Inc.	71,256	2,117,016
International Business Machines Corp.	74,541	9,422,728
Leidos Holdings, Inc.	11,269	1,050,947
NetApp, Inc.	17,773	1,117,744
Seagate Technology Holdings PLC	15,832	930,447
Western Digital Corp.†	26,326	906,667
		247,331,732
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	68,859	5,494,948
Estee Lauder Cos., Inc., Class A	19,101	4,712,599
Procter & Gamble Co.	194,500	30,415,910
		40,623,457
Distribution/Wholesale — 0.4%
Copart, Inc.†	35,342	2,793,785
Fastenal Co.	47,062	2,533,818
LKQ Corp.	20,926	1,208,058
Pool Corp.	3,220	1,131,250
WW Grainger, Inc.	3,708	2,579,174
		10,246,085
Diversified Financial Services — 3.7%
American Express Co.	49,084	7,919,213
Ameriprise Financial, Inc.	8,681	2,648,747
BlackRock, Inc.	12,347	8,287,306
Capital One Financial Corp.	31,436	3,058,723
Cboe Global Markets, Inc.	8,746	1,221,816
Charles Schwab Corp.	125,754	6,569,389
CME Group, Inc.	29,658	5,509,567
Discover Financial Services	22,013	2,277,685
Franklin Resources, Inc.	23,514	632,056
Intercontinental Exchange, Inc.	46,074	5,018,841
Invesco, Ltd.	37,496	642,307
Mastercard, Inc., Class A	69,560	26,434,887
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nasdaq, Inc.	27,947	$ 1,547,425
Raymond James Financial, Inc.	15,979	1,446,579
Synchrony Financial	36,031	1,063,275
T. Rowe Price Group, Inc.	18,492	2,077,206
Visa, Inc., Class A	133,969	31,178,605
		107,533,627
Electric — 2.7%
AES Corp.	55,069	1,302,933
Alliant Energy Corp.	20,696	1,141,177
Ameren Corp.	21,314	1,896,307
American Electric Power Co., Inc.	42,366	3,915,466
CenterPoint Energy, Inc.	51,902	1,581,454
CMS Energy Corp.	24,013	1,495,049
Consolidated Edison, Inc.	29,257	2,880,937
Constellation Energy Corp.	26,961	2,086,781
Dominion Energy, Inc.	68,699	3,925,461
DTE Energy Co.	15,973	1,795,525
Duke Energy Corp.	63,483	6,277,199
Edison International	31,484	2,317,222
Entergy Corp.	16,776	1,804,762
Evergy, Inc.	18,924	1,175,370
Eversource Energy	28,716	2,228,649
Exelon Corp.	81,929	3,477,067
FirstEnergy Corp.	44,781	1,782,284
NextEra Energy, Inc.	163,832	12,554,446
NRG Energy, Inc.	18,994	649,025
PG&E Corp.†	132,739	2,271,164
Pinnacle West Capital Corp.	9,328	731,875
PPL Corp.	60,706	1,743,476
Public Service Enterprise Group, Inc.	41,136	2,599,795
Sempra Energy	25,915	4,029,523
Southern Co.	89,756	6,601,554
WEC Energy Group, Inc.	26,006	2,500,997
Xcel Energy, Inc.	45,118	3,154,199
		77,919,697
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	18,934	2,611,567
Emerson Electric Co.	47,109	3,922,295
Generac Holdings, Inc.†	5,223	533,895
		7,067,757
Electronics — 1.1%
Agilent Technologies, Inc.	24,392	3,303,409
Allegion PLC	7,242	800,096
Amphenol Corp., Class A	49,022	3,699,690
Fortive Corp.	29,095	1,835,604
Garmin, Ltd.	12,641	1,240,967
Honeywell International, Inc.	55,085	11,008,186
Keysight Technologies, Inc.†	14,704	2,126,787
Mettler-Toledo International, Inc.†	1,823	2,719,005
TE Connectivity, Ltd.	26,090	3,192,633
Trimble, Inc.†	20,333	957,684
		30,884,061
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	11,206	1,840,025
First Solar, Inc.†	8,174	1,492,409
SolarEdge Technologies, Inc.†	4,608	1,316,183
		4,648,617

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	10,447	$ 1,206,211
Entertainment — 0.0%
Caesars Entertainment, Inc.†	17,690	801,180
Live Nation Entertainment, Inc.†	11,753	796,618
		1,597,798
Environmental Control — 0.3%
Pentair PLC	13,562	787,681
Republic Services, Inc.	16,934	2,448,995
Waste Management, Inc.	30,622	5,084,783
		8,321,459
Food — 1.2%
Campbell Soup Co.	16,542	898,231
Conagra Brands, Inc.	39,295	1,491,638
General Mills, Inc.	48,610	4,308,304
Hershey Co.	12,117	3,308,668
Hormel Foods Corp.	23,876	965,545
J.M. Smucker Co.	8,792	1,357,573
Kellogg Co.	21,103	1,472,356
Kraft Heinz Co.	65,643	2,577,801
Kroger Co.	53,704	2,611,626
Lamb Weston Holdings, Inc.	11,861	1,326,178
McCormick & Co., Inc.	20,671	1,815,947
Mondelez International, Inc., Class A	112,398	8,623,175
Sysco Corp.	41,849	3,211,492
Tyson Foods, Inc., Class A	23,548	1,471,515
		35,440,049
Forest Products & Paper — 0.0%
International Paper Co.	29,323	970,885
Gas — 0.1%
Atmos Energy Corp.	11,803	1,347,194
NiSource, Inc.	33,484	952,955
		2,300,149
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,379	1,135,956
Stanley Black & Decker, Inc.	12,197	1,053,089
		2,189,045
Healthcare-Products — 4.0%
Abbott Laboratories	143,749	15,879,952
Align Technology, Inc.†	5,989	1,948,222
Baxter International, Inc.	41,608	1,983,869
Bio-Techne Corp.	12,967	1,035,804
Boston Scientific Corp.†	118,087	6,154,694
Cooper Cos., Inc.	4,069	1,552,120
Danaher Corp.	54,040	12,802,616
DENTSPLY SIRONA, Inc.	17,718	742,916
Edwards Lifesciences Corp.†	50,972	4,484,517
GE HealthCare Technologies, Inc.†	29,935	2,434,913
Hologic, Inc.†	20,327	1,748,325
IDEXX Laboratories, Inc.†	6,828	3,360,468
Insulet Corp.†	5,726	1,821,097
Intuitive Surgical, Inc.†	28,888	8,701,643
Medtronic PLC	109,667	9,974,214
PerkinElmer, Inc.	10,414	1,358,923
ResMed, Inc.	12,112	2,918,508
STERIS PLC	8,185	1,543,282
Stryker Corp.	27,797	8,329,371
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Teleflex, Inc.	3,867	$ 1,053,835
Thermo Fisher Scientific, Inc.	32,335	17,942,692
Waters Corp.†	4,898	1,471,163
West Pharmaceutical Services, Inc.	6,104	2,205,009
Zimmer Biomet Holdings, Inc.	17,301	2,395,150
		113,843,303
Healthcare-Services — 2.5%
Catalent, Inc.†	14,848	744,182
Centene Corp.†	45,407	3,129,905
Charles River Laboratories International, Inc.†	4,195	797,553
DaVita, Inc.†	4,531	409,421
Elevance Health, Inc.	19,690	9,227,719
HCA Healthcare, Inc.	17,481	5,022,816
Humana, Inc.	10,304	5,466,169
IQVIA Holdings, Inc.†	15,310	2,881,801
Laboratory Corp. of America Holdings	7,305	1,656,117
Molina Healthcare, Inc.†	4,815	1,434,340
Quest Diagnostics, Inc.	9,151	1,270,250
UnitedHealth Group, Inc.	77,032	37,906,677
Universal Health Services, Inc., Class B	5,289	795,201
		70,742,151
Home Builders — 0.3%
D.R. Horton, Inc.	25,763	2,829,293
Lennar Corp., Class A	20,903	2,358,067
NVR, Inc.†	249	1,454,160
PulteGroup, Inc.	18,599	1,248,923
		7,890,443
Home Furnishings — 0.0%
Whirlpool Corp.	4,493	627,178
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,675	1,164,654
Church & Dwight Co., Inc.	20,106	1,952,695
Clorox Co.	10,184	1,686,674
Kimberly-Clark Corp.	27,826	4,031,709
		8,835,732
Housewares — 0.0%
Newell Brands, Inc.	31,030	377,014
Insurance — 3.9%
Aflac, Inc.	46,160	3,224,276
Allstate Corp.	21,683	2,510,024
American International Group, Inc.(1)	61,255	3,248,965
Aon PLC, Class A	16,934	5,506,598
Arch Capital Group, Ltd.†	30,494	2,289,185
Arthur J. Gallagher & Co.	17,486	3,638,137
Assurant, Inc.	4,356	536,354
Berkshire Hathaway, Inc., Class B†	148,543	48,803,803
Brown & Brown, Inc.	19,379	1,247,814
Chubb, Ltd.	34,219	6,897,182
Cincinnati Financial Corp.	12,959	1,379,356
Everest Re Group, Ltd.	3,229	1,220,562
Globe Life, Inc.	7,458	809,342
Hartford Financial Services Group, Inc.	25,978	1,844,178
Lincoln National Corp.	12,695	275,862
Loews Corp.	16,081	925,783

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	40,810	$ 7,353,554
MetLife, Inc.	54,337	3,332,488
Principal Financial Group, Inc.	18,761	1,401,259
Progressive Corp.	48,222	6,577,481
Prudential Financial, Inc.	30,340	2,639,580
Travelers Cos., Inc.	19,053	3,451,260
W.R. Berkley Corp.	16,794	989,503
Willis Towers Watson PLC	8,801	2,038,312
		112,140,858
Internet — 8.7%
Alphabet, Inc., Class A†	491,042	52,708,448
Alphabet, Inc., Class C†	428,067	46,325,411
Amazon.com, Inc.†	735,007	77,506,488
Booking Holdings, Inc.†	3,198	8,590,819
Cars.com, Inc.†	1	20
CDW Corp.	11,162	1,892,964
eBay, Inc.	44,740	2,077,278
Etsy, Inc.†	10,362	1,046,873
Expedia Group, Inc.†	12,187	1,145,090
F5, Inc.†	4,957	666,023
Gen Digital, Inc.	46,897	828,670
Match Group, Inc.†	23,027	849,696
Meta Platforms, Inc., Class A†	183,503	44,099,441
Netflix, Inc.†	36,717	12,114,040
VeriSign, Inc.†	7,553	1,675,255
		251,526,516
Iron/Steel — 0.2%
Nucor Corp.	20,859	3,090,887
Steel Dynamics, Inc.	13,751	1,429,416
		4,520,303
Leisure Time — 0.1%
Carnival Corp.†	82,621	760,939
Norwegian Cruise Line Holdings, Ltd.†	34,742	463,806
Royal Caribbean Cruises, Ltd.†	18,097	1,184,087
		2,408,832
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	21,968	3,163,831
Las Vegas Sands Corp.†	27,095	1,730,016
Marriott International, Inc., Class A	22,183	3,756,469
MGM Resorts International	25,941	1,165,270
Wynn Resorts, Ltd.†	8,501	971,494
		10,787,080
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	42,905	9,387,614
Machinery-Diversified — 0.8%
Deere & Co.	22,294	8,427,578
Dover Corp.	11,519	1,683,617
IDEX Corp.	6,218	1,282,898
Ingersoll Rand, Inc.	33,384	1,903,556
Nordson Corp.	4,431	958,469
Otis Worldwide Corp.	34,204	2,917,601
Rockwell Automation, Inc.	9,463	2,681,909
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	14,994	$ 1,464,464
Xylem, Inc.	14,861	1,543,166
		22,863,258
Media — 1.4%
Charter Communications, Inc., Class A†	8,684	3,201,791
Comcast Corp., Class A	346,814	14,347,695
DISH Network Corp., Class A†	20,723	155,630
FactSet Research Systems, Inc.	3,154	1,298,470
Fox Corp., Class A	24,479	814,172
Fox Corp., Class B	11,364	347,057
News Corp., Class A	31,524	555,138
News Corp., Class B	9,718	172,494
Paramount Global, Class B	41,637	971,391
Walt Disney Co.†	150,611	15,437,627
Warner Bros. Discovery, Inc.†	182,190	2,479,606
		39,781,071
Mining — 0.3%
Freeport-McMoRan, Inc.	117,841	4,467,352
Newmont Corp.	65,440	3,101,856
		7,569,208
Miscellaneous Manufacturing — 1.1%
3M Co.	45,386	4,820,901
A.O. Smith Corp.	10,460	714,313
Eaton Corp. PLC	32,788	5,479,530
General Electric Co.	89,806	8,888,100
Illinois Tool Works, Inc.	22,888	5,537,523
Parker-Hannifin Corp.	10,575	3,435,606
Teledyne Technologies, Inc.†	3,864	1,601,242
Textron, Inc.	17,212	1,152,171
		31,629,386
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	4,257	1,226,144
Oil & Gas — 4.0%
APA Corp.	26,507	976,783
Chevron Corp.	146,665	24,724,786
ConocoPhillips	100,901	10,381,704
Coterra Energy, Inc.	65,005	1,664,128
Devon Energy Corp.	53,894	2,879,556
Diamondback Energy, Inc.	15,152	2,154,614
EOG Resources, Inc.	48,427	5,785,574
EQT Corp.	30,261	1,054,293
Exxon Mobil Corp.	339,508	40,177,377
Hess Corp.	22,877	3,318,538
Marathon Oil Corp.	52,358	1,264,969
Marathon Petroleum Corp.	37,430	4,566,460
Occidental Petroleum Corp.	59,948	3,688,601
Phillips 66	38,419	3,803,481
Pioneer Natural Resources Co.	19,589	4,261,587
Valero Energy Corp.	31,784	3,644,671
		114,347,122
Oil & Gas Services — 0.4%
Baker Hughes Co.	82,940	2,425,166
Halliburton Co.	74,537	2,441,087
Schlumberger NV	117,087	5,778,243
		10,644,496

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.2%
Amcor PLC	122,495	$ 1,343,770
Ball Corp.	25,881	1,376,352
Packaging Corp. of America	7,629	1,031,898
Sealed Air Corp.	11,926	572,329
WestRock Co.	20,995	628,380
		4,952,729
Pharmaceuticals — 6.2%
AbbVie, Inc.	145,802	22,033,598
AmerisourceBergen Corp.	13,340	2,225,779
Becton Dickinson & Co.	23,406	6,186,440
Bristol-Myers Squibb Co.	175,291	11,704,180
Cardinal Health, Inc.	21,241	1,743,886
Cigna Group	24,624	6,237,013
CVS Health Corp.	105,869	7,761,256
Dexcom, Inc.†	31,858	3,865,650
Eli Lilly & Co.	65,020	25,738,817
Henry Schein, Inc.†	11,175	903,052
Johnson & Johnson	215,551	35,285,699
McKesson Corp.	11,290	4,112,270
Merck & Co., Inc.	209,031	24,136,810
Organon & Co.	20,971	516,516
Pfizer, Inc.	462,790	17,997,903
Viatris, Inc.	99,980	932,813
Zoetis, Inc.	38,425	6,754,346
		178,136,028
Pipelines — 0.3%
Kinder Morgan, Inc.	163,096	2,797,097
ONEOK, Inc.	36,849	2,410,293
Targa Resources Corp.	18,663	1,409,616
Williams Cos., Inc.	100,418	3,038,649
		9,655,655
Real Estate — 0.1%
CBRE Group, Inc., Class A†	26,048	1,996,840
REITS — 2.5%
Alexandria Real Estate Equities, Inc.	12,986	1,612,601
American Tower Corp.	38,387	7,845,919
AvalonBay Communities, Inc.	11,534	2,080,388
Boston Properties, Inc.	11,761	627,567
Camden Property Trust	9,080	999,254
Crown Castle, Inc.	35,699	4,394,190
Digital Realty Trust, Inc.	23,705	2,350,351
Equinix, Inc.	7,629	5,524,006
Equity Residential	28,080	1,776,060
Essex Property Trust, Inc.	5,326	1,170,282
Extra Space Storage, Inc.	11,041	1,678,674
Federal Realty Investment Trust	6,036	596,900
Healthpeak Properties, Inc.	45,080	990,408
Host Hotels & Resorts, Inc.	58,950	953,221
Invitation Homes, Inc.	47,887	1,597,989
Iron Mountain, Inc.	23,968	1,323,992
Kimco Realty Corp.	50,991	978,517
Mid-America Apartment Communities, Inc.	9,521	1,464,330
Prologis, Inc.	76,103	9,531,901
Public Storage	13,032	3,842,224
Realty Income Corp.	51,706	3,249,205
Regency Centers Corp.	12,697	779,977
SBA Communications Corp.	8,901	2,322,182
Security Description	Shares or Principal Amount	Value

REITS (continued)
Simon Property Group, Inc.	26,955	$ 3,054,541
UDR, Inc.	25,496	1,053,750
Ventas, Inc.	32,977	1,584,545
VICI Properties, Inc.	82,749	2,808,501
Welltower, Inc.	38,957	3,086,173
Weyerhaeuser Co.	60,415	1,807,013
		71,084,661
Retail — 5.4%
Advance Auto Parts, Inc.	4,885	613,214
AutoZone, Inc.†	1,547	4,120,141
Bath & Body Works, Inc.	18,832	661,003
Best Buy Co., Inc.	16,235	1,209,832
CarMax, Inc.†	13,028	912,351
Chipotle Mexican Grill, Inc.†	2,277	4,707,971
Costco Wholesale Corp.	36,583	18,409,297
Darden Restaurants, Inc.	10,034	1,524,466
Dollar General Corp.	18,433	4,082,172
Dollar Tree, Inc.†	17,141	2,634,743
Domino's Pizza, Inc.	2,918	926,377
Genuine Parts Co.	11,622	1,956,099
Home Depot, Inc.	84,027	25,253,475
Lowe's Cos., Inc.	49,855	10,361,365
McDonald's Corp.	60,385	17,858,864
O'Reilly Automotive, Inc.†	5,141	4,715,891
Ross Stores, Inc.	28,392	3,030,278
Starbucks Corp.	94,754	10,829,435
Target Corp.	37,950	5,986,612
TJX Cos., Inc.	95,265	7,508,787
Tractor Supply Co.	9,107	2,171,109
Ulta Beauty, Inc.†	4,195	2,313,249
Walgreens Boots Alliance, Inc.	59,021	2,080,490
Walmart, Inc.	115,616	17,454,547
Yum! Brands, Inc.	23,085	3,245,289
		154,567,057
Semiconductors — 5.9%
Advanced Micro Devices, Inc.†	132,931	11,880,044
Analog Devices, Inc.	41,788	7,516,826
Applied Materials, Inc.	69,508	7,856,489
Broadcom, Inc.	34,453	21,584,805
Intel Corp.	341,075	10,593,790
KLA Corp.	11,417	4,413,127
Lam Research Corp.	11,125	5,830,390
Microchip Technology, Inc.	45,163	3,296,447
Micron Technology, Inc.	89,962	5,789,954
Monolithic Power Systems, Inc.	3,690	1,704,669
NVIDIA Corp.	202,815	56,279,134
NXP Semiconductors NV	21,364	3,498,141
ON Semiconductor Corp.†	35,614	2,562,783
Qorvo, Inc.†	8,235	758,279
QUALCOMM, Inc.	91,926	10,736,957
Skyworks Solutions, Inc.	13,107	1,388,031
Teradyne, Inc.	12,841	1,173,411
Texas Instruments, Inc.	74,712	12,491,846
		169,355,123
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,286	662,655
Software — 10.5%
Activision Blizzard, Inc.	58,716	4,562,820
Adobe, Inc.†	37,743	14,250,247

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Akamai Technologies, Inc.†	12,964	$ 1,062,659
ANSYS, Inc.†	7,182	2,254,574
Autodesk, Inc.†	17,789	3,465,119
Broadridge Financial Solutions, Inc.	9,703	1,410,913
Cadence Design Systems, Inc.†	22,616	4,736,921
Ceridian HCM Holding, Inc.†	12,685	805,244
Electronic Arts, Inc.	21,478	2,733,720
Fair Isaac Corp.†	2,074	1,509,768
Fidelity National Information Services, Inc.	48,921	2,872,641
Fiserv, Inc.†	52,355	6,393,593
Intuit, Inc.	23,161	10,282,326
Jack Henry & Associates, Inc.	6,018	982,980
Microsoft Corp.	613,704	188,566,691
MSCI, Inc.	6,592	3,180,310
Oracle Corp.	126,707	12,001,687
Paychex, Inc.	26,450	2,905,797
Paycom Software, Inc.†	3,975	1,154,221
PTC, Inc.†	8,775	1,103,807
Roper Technologies, Inc.	8,743	3,976,142
Salesforce, Inc.†	82,445	16,354,615
ServiceNow, Inc.†	16,736	7,688,853
Synopsys, Inc.†	12,566	4,666,007
Take-Two Interactive Software, Inc.†	13,072	1,624,719
Tyler Technologies, Inc.†	3,433	1,301,210
		301,847,584
Telecommunications — 2.0%
Arista Networks, Inc.†	20,406	3,268,225
AT&T, Inc.	587,668	10,384,094
Cisco Systems, Inc.	338,692	16,003,197
Corning, Inc.	62,760	2,084,887
Juniper Networks, Inc.	26,709	805,276
Motorola Solutions, Inc.	13,785	4,016,949
T-Mobile US, Inc.†	48,832	7,026,925
Verizon Communications, Inc.	346,259	13,445,237
		57,034,790
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	10,704	633,891
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	9,705	978,943
CSX Corp.	173,333	5,310,923
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Expeditors International of Washington, Inc.	13,120	$ 1,493,581
FedEx Corp.	19,144	4,360,620
JB Hunt Transport Services, Inc.	6,842	1,199,334
Norfolk Southern Corp.	18,779	3,812,701
Old Dominion Freight Line, Inc.	7,469	2,392,993
Union Pacific Corp.	50,446	9,872,282
United Parcel Service, Inc., Class B	60,170	10,819,168
		40,240,545
Water — 0.1%
American Water Works Co., Inc.	15,909	2,358,509
Total Long-Term Investment Securities (cost $1,503,884,130)		2,872,782,172
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.52%, 11/30/2023(2) (cost $3,406,450)	$3,500,000	3,408,745
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $1,499,637 and collateralized by $1,239,700 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $1,529,517 (cost $1,499,457)	1,499,457	1,499,457
TOTAL INVESTMENTS (cost $1,508,790,037)	100.0%	2,877,690,374
Other assets less liabilities	0.0	344,419
NET ASSETS	100.0%	$2,878,034,793
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	S&P 500 E-Mini Index	June 2023	$3,753,901	$3,979,075	$225,174
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,872,782,172	$—	$—	$2,872,782,172
Short-Term Investments	—	3,408,745	—	3,408,745
Repurchase Agreements	—	1,499,457	—	1,499,457
Total Investments at Value	$2,872,782,172	$4,908,202	$—	$2,877,690,374
Other Financial Instruments:†
Futures Contracts	$225,174	$—	$—	$225,174
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,359	$ 334,397
Omnicom Group, Inc.	4,884	442,344
		776,741
Aerospace/Defense — 2.3%
Boeing Co.†	13,545	2,800,835
General Dynamics Corp.	2,546	555,894
Howmet Aerospace, Inc.	8,868	392,764
L3Harris Technologies, Inc.	2,294	447,674
Lockheed Martin Corp.	1,589	738,011
Northrop Grumman Corp.	970	447,432
Raytheon Technologies Corp.	35,288	3,525,271
TransDigm Group, Inc.	662	506,430
		9,414,311
Agriculture — 0.8%
Altria Group, Inc.	20,643	980,749
Archer-Daniels-Midland Co.	6,721	524,776
Bunge, Ltd.	2,129	199,274
Philip Morris International, Inc.	17,177	1,717,185
		3,421,984
Airlines — 0.4%
Alaska Air Group, Inc.†	3,072	133,509
American Airlines Group, Inc.†	15,672	213,766
Delta Air Lines, Inc.†	15,446	529,953
Southwest Airlines Co.	14,314	433,571
United Airlines Holdings, Inc.†	7,875	344,925
		1,655,724
Apparel — 1.1%
NIKE, Inc., Class B	30,004	3,802,107
Ralph Lauren Corp.	991	113,757
Tapestry, Inc.	5,686	232,046
VF Corp.	7,957	187,069
		4,334,979
Auto Manufacturers — 0.9%
Cummins, Inc.	1,668	392,047
Ford Motor Co.	94,309	1,120,391
General Motors Co.	33,592	1,109,879
PACCAR, Inc.	12,574	939,152
		3,561,469
Auto Parts & Equipment — 0.2%
Aptiv PLC†	6,527	671,367
BorgWarner, Inc.	5,639	271,405
		942,772
Banks — 8.3%
Bank of America Corp.	168,116	4,922,436
Bank of New York Mellon Corp.	17,717	754,567
Citigroup, Inc.	46,653	2,195,957
Citizens Financial Group, Inc.	11,863	367,041
Comerica, Inc.	3,154	136,789
Fifth Third Bancorp	16,461	431,278
First Republic Bank	4,475	15,707
Goldman Sachs Group, Inc.	8,156	2,801,097
Huntington Bancshares, Inc.	34,759	389,301
JPMorgan Chase & Co.	70,653	9,767,071
KeyCorp	22,481	253,136
M&T Bank Corp.	4,077	512,887
Morgan Stanley	31,469	2,831,266
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	5,021	$ 392,441
PNC Financial Services Group, Inc.	9,660	1,258,215
Regions Financial Corp.	22,497	410,795
State Street Corp.	8,407	607,490
Truist Financial Corp.	31,960	1,041,257
US Bancorp	33,559	1,150,402
Wells Fargo & Co.	91,785	3,648,454
Zions Bancorp NA	3,603	100,380
		33,987,967
Beverages — 0.8%
Brown-Forman Corp., Class B	1,982	129,008
Coca-Cola Co.	32,813	2,104,954
Constellation Brands, Inc., Class A	1,720	394,689
Keurig Dr Pepper, Inc.	10,233	334,619
Molson Coors Beverage Co., Class B	4,529	269,385
		3,232,655
Biotechnology — 0.5%
Biogen, Inc.†	1,839	559,479
Bio-Rad Laboratories, Inc., Class A†	519	233,960
Corteva, Inc.	5,323	325,342
Illumina, Inc.†	3,788	778,661
		1,897,442
Building Materials — 0.9%
Carrier Global Corp.	20,093	840,289
Johnson Controls International PLC	16,553	990,532
Martin Marietta Materials, Inc.	1,495	542,984
Masco Corp.	1,573	84,171
Mohawk Industries, Inc.†	1,271	134,599
Trane Technologies PLC	5,519	1,025,485
Vulcan Materials Co.	1,313	229,933
		3,847,993
Chemicals — 2.0%
Celanese Corp.	2,402	255,188
Dow, Inc.	16,979	923,658
DuPont de Nemours, Inc.	11,034	769,291
Eastman Chemical Co.	2,863	241,265
Ecolab, Inc.	5,969	1,001,837
International Flavors & Fragrances, Inc.	6,140	595,334
Linde PLC	4,628	1,709,815
LyondellBasell Industries NV, Class A	6,117	578,729
PPG Industries, Inc.	5,662	794,152
Sherwin-Williams Co.	5,681	1,349,465
		8,218,734
Commercial Services — 2.1%
Cintas Corp.	853	388,772
Equifax, Inc.	1,504	313,403
FleetCor Technologies, Inc.†	835	178,623
Global Payments, Inc.	6,338	714,356
MarketAxess Holdings, Inc.	463	147,405
Moody's Corp.	2,013	630,311
PayPal Holdings, Inc.†	27,253	2,071,228
Robert Half International, Inc.	2,593	189,289
S&P Global, Inc.	7,929	2,874,897
United Rentals, Inc.	1,670	603,054
Verisk Analytics, Inc.	2,034	394,820
		8,506,158

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 1.9%
Accenture PLC, Class A	7,736	$ 2,168,323
Cognizant Technology Solutions Corp., Class A	12,260	732,045
DXC Technology Co.†	5,484	130,793
EPAM Systems, Inc.†	443	125,121
Hewlett Packard Enterprise Co.	30,876	442,144
HP, Inc.	20,817	618,473
International Business Machines Corp.	21,777	2,752,831
Leidos Holdings, Inc.	1,153	107,529
NetApp, Inc.	5,193	326,588
Seagate Technology Holdings PLC	4,626	271,870
Western Digital Corp.†	7,691	264,878
		7,940,595
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	9,053	722,429
Estee Lauder Cos., Inc., Class A	5,580	1,376,698
Procter & Gamble Co.	25,572	3,998,949
		6,098,076
Distribution/Wholesale — 0.2%
Fastenal Co.	7,013	377,580
LKQ Corp.	6,114	352,961
Pool Corp.	349	122,611
		853,152
Diversified Financial Services — 2.5%
American Express Co.	7,314	1,180,041
BlackRock, Inc.	3,608	2,421,689
Capital One Financial Corp.	9,186	893,798
Cboe Global Markets, Inc.	844	117,907
Charles Schwab Corp.	15,063	786,891
CME Group, Inc.	8,666	1,609,883
Discover Financial Services	2,702	279,576
Franklin Resources, Inc.	6,870	184,666
Intercontinental Exchange, Inc.	13,461	1,466,307
Invesco, Ltd.	10,955	187,659
Nasdaq, Inc.	2,939	162,732
Synchrony Financial	10,527	310,652
T. Rowe Price Group, Inc.	5,404	607,031
		10,208,832
Electric — 5.0%
AES Corp.	6,598	156,109
Alliant Energy Corp.	6,046	333,376
Ameren Corp.	6,227	554,016
American Electric Power Co., Inc.	12,377	1,143,882
CenterPoint Energy, Inc.	15,163	462,017
CMS Energy Corp.	7,015	436,754
Consolidated Edison, Inc.	8,548	841,722
Constellation Energy Corp.	7,877	609,680
Dominion Energy, Inc.	20,071	1,146,857
DTE Energy Co.	4,666	524,505
Duke Energy Corp.	18,549	1,834,125
Edison International	9,197	676,899
Entergy Corp.	4,900	527,142
Evergy, Inc.	5,529	343,406
Eversource Energy	8,391	651,226
Exelon Corp.	23,937	1,015,886
FirstEnergy Corp.	13,083	520,703
NextEra Energy, Inc.	47,866	3,667,972
NRG Energy, Inc.	2,941	100,494
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pinnacle West Capital Corp.	2,725	$ 213,803
PPL Corp.	17,736	509,378
Public Service Enterprise Group, Inc.	12,019	759,601
Sempra Energy	3,029	470,979
Southern Co.	26,222	1,928,628
WEC Energy Group, Inc.	3,647	350,732
Xcel Energy, Inc.	13,182	921,554
		20,701,446
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,766	381,514
Emerson Electric Co.	13,764	1,145,991
Generac Holdings, Inc.†	1,526	155,988
		1,683,493
Electronics — 1.6%
Agilent Technologies, Inc.	2,849	385,840
Allegion PLC	2,117	233,886
Fortive Corp.	8,501	536,328
Garmin, Ltd.	3,693	362,542
Honeywell International, Inc.	16,095	3,216,425
Keysight Technologies, Inc.†	1,976	285,809
Mettler-Toledo International, Inc.†	186	277,419
TE Connectivity, Ltd.	7,623	932,826
Trimble, Inc.†	5,941	279,821
		6,510,896
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,053	352,499
Entertainment — 0.1%
Caesars Entertainment, Inc.†	5,168	234,058
Live Nation Entertainment, Inc.†	3,433	232,689
		466,747
Environmental Control — 0.3%
Pentair PLC	3,962	230,113
Republic Services, Inc.	2,228	322,213
Waste Management, Inc.	3,668	609,072
		1,161,398
Food — 1.4%
Campbell Soup Co.	1,981	107,568
Conagra Brands, Inc.	11,480	435,781
General Mills, Inc.	4,546	402,912
Hormel Foods Corp.	1,953	78,979
J.M. Smucker Co.	2,568	396,525
Kellogg Co.	2,773	193,472
Kraft Heinz Co.	19,179	753,159
Kroger Co.	15,690	763,005
McCormick & Co., Inc.	2,959	259,948
Mondelez International, Inc., Class A	15,105	1,158,856
Sysco Corp.	12,227	938,300
Tyson Foods, Inc., Class A	6,880	429,931
		5,918,436
Forest Products & Paper — 0.1%
International Paper Co.	8,567	283,653
Gas — 0.1%
Atmos Energy Corp.	1,345	153,518
NiSource, Inc.	9,782	278,396
		431,914

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.1%
Snap-on, Inc.	551	$ 142,935
Stanley Black & Decker, Inc.	3,563	307,629
		450,564
Healthcare-Products — 4.2%
Abbott Laboratories	20,159	2,226,965
Align Technology, Inc.†	1,749	568,950
Baxter International, Inc.	12,156	579,598
Bio-Techne Corp.	1,970	157,363
Boston Scientific Corp.†	16,215	845,126
Cooper Cos., Inc.	1,189	453,544
DENTSPLY SIRONA, Inc.	5,176	217,030
Edwards Lifesciences Corp.†	14,892	1,310,198
GE HealthCare Technologies, Inc.†	8,747	711,481
IDEXX Laboratories, Inc.†	1,017	500,527
Intuitive Surgical, Inc.†	4,304	1,296,451
Medtronic PLC	32,041	2,914,129
PerkinElmer, Inc.	3,042	396,950
ResMed, Inc.	1,628	392,283
STERIS PLC	2,392	451,011
Stryker Corp.	8,120	2,433,158
Teleflex, Inc.	1,129	307,675
West Pharmaceutical Services, Inc.	1,784	644,452
Zimmer Biomet Holdings, Inc.	5,054	699,676
		17,106,567
Healthcare-Services — 1.0%
Catalent, Inc.†	4,338	217,421
Centene Corp.†	13,265	914,356
Charles River Laboratories International, Inc.†	1,225	232,897
DaVita, Inc.†	1,323	119,546
HCA Healthcare, Inc.	2,350	675,225
Humana, Inc.	1,083	574,521
IQVIA Holdings, Inc.†	2,326	437,823
Laboratory Corp. of America Holdings	2,134	483,799
Quest Diagnostics, Inc.	910	126,317
Universal Health Services, Inc., Class B	1,545	232,291
		4,014,196
Home Builders — 0.4%
D.R. Horton, Inc.	3,763	413,253
Lennar Corp., Class A	6,108	689,043
NVR, Inc.†	62	362,080
PulteGroup, Inc.	5,433	364,826
		1,829,202
Home Furnishings — 0.0%
Whirlpool Corp.	1,313	183,282
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,950	340,236
Church & Dwight Co., Inc.	5,874	570,483
Clorox Co.	1,637	271,120
Kimberly-Clark Corp.	4,227	612,450
		1,794,289
Housewares — 0.0%
Newell Brands, Inc.	9,066	110,152
Insurance — 5.9%
Aflac, Inc.	13,486	941,997
Allstate Corp.	6,334	733,224
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American International Group, Inc.(1)	17,896	$ 949,204
Aon PLC, Class A	1,683	547,278
Arthur J. Gallagher & Co.	1,839	382,622
Assurant, Inc.	1,273	156,744
Berkshire Hathaway, Inc., Class B†	43,398	14,258,413
Brown & Brown, Inc.	2,322	149,514
Chubb, Ltd.	4,299	866,506
Cincinnati Financial Corp.	3,786	402,982
Everest Re Group, Ltd.	397	150,066
Globe Life, Inc.	655	71,081
Hartford Financial Services Group, Inc.	7,591	538,885
Lincoln National Corp.	3,709	80,597
Loews Corp.	4,699	270,521
Marsh & McLennan Cos., Inc.	4,293	773,556
MetLife, Inc.	15,875	973,614
Principal Financial Group, Inc.	2,138	159,687
Prudential Financial, Inc.	8,864	771,168
Travelers Cos., Inc.	2,561	463,899
Willis Towers Watson PLC	2,571	595,444
		24,237,002
Internet — 8.1%
Amazon.com, Inc.†	115,960	12,227,982
Booking Holdings, Inc.†	935	2,511,700
CDW Corp.	1,206	204,526
eBay, Inc.	13,071	606,886
Etsy, Inc.†	1,272	128,510
Expedia Group, Inc.†	3,560	334,498
F5, Inc.†	1,449	194,688
Gen Digital, Inc.	6,440	113,795
Match Group, Inc.†	6,728	248,263
Meta Platforms, Inc., Class A†	53,611	12,883,795
Netflix, Inc.†	10,726	3,538,829
VeriSign, Inc.†	1,126	249,747
		33,243,219
Leisure Time — 0.2%
Carnival Corp.†	24,139	222,320
Norwegian Cruise Line Holdings, Ltd.†	10,152	135,529
Royal Caribbean Cruises, Ltd.†	5,288	345,994
		703,843
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	3,337	480,595
Las Vegas Sands Corp.†	7,917	505,500
Marriott International, Inc., Class A	3,176	537,824
MGM Resorts International	7,578	340,404
Wynn Resorts, Ltd.†	2,485	283,986
		2,148,309
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,014	1,097,063
Machinery-Diversified — 1.0%
Dover Corp.	3,365	491,828
IDEX Corp.	781	161,136
Ingersoll Rand, Inc.	9,753	556,116
Nordson Corp.	1,295	280,121
Otis Worldwide Corp.	9,993	852,403
Rockwell Automation, Inc.	2,765	783,629

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	4,380	$ 427,795
Xylem, Inc.	4,342	450,873
		4,003,901
Media — 2.8%
Charter Communications, Inc., Class A†	2,537	935,392
Comcast Corp., Class A	101,325	4,191,815
DISH Network Corp., Class A†	6,055	45,473
FactSet Research Systems, Inc.	368	151,502
Fox Corp., Class A	7,151	237,842
Fox Corp., Class B	3,320	101,393
News Corp., Class A	9,211	162,206
News Corp., Class B	2,840	50,410
Paramount Global, Class B	12,164	283,786
Walt Disney Co.†	44,003	4,510,308
Warner Bros. Discovery, Inc.†	53,228	724,433
		11,394,560
Mining — 0.2%
Newmont Corp.	19,119	906,241
Miscellaneous Manufacturing — 2.0%
3M Co.	13,260	1,408,477
A.O. Smith Corp.	3,056	208,694
Eaton Corp. PLC	9,579	1,600,843
General Electric Co.	26,239	2,596,874
Illinois Tool Works, Inc.	3,277	792,837
Parker-Hannifin Corp.	3,090	1,003,879
Teledyne Technologies, Inc.†	1,129	467,858
Textron, Inc.	5,029	336,641
		8,416,103
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,244	358,309
Oil & Gas — 0.7%
Marathon Petroleum Corp.	5,686	693,692
Phillips 66	11,225	1,111,275
Valero Energy Corp.	9,287	1,064,940
		2,869,907
Oil & Gas Services — 0.5%
Baker Hughes Co.	24,232	708,544
Halliburton Co.	21,776	713,164
Schlumberger NV	16,077	793,400
		2,215,108
Packaging & Containers — 0.4%
Amcor PLC	35,788	392,594
Ball Corp.	7,561	402,094
Packaging Corp. of America	2,230	301,630
Sealed Air Corp.	3,484	167,197
WestRock Co.	6,134	183,591
		1,447,106
Pharmaceuticals — 3.3%
AmerisourceBergen Corp.	3,897	650,214
Becton Dickinson & Co.	6,839	1,807,616
Cardinal Health, Inc.	6,206	509,512
Cigna Group	3,669	929,321
CVS Health Corp.	30,931	2,267,552
Henry Schein, Inc.†	3,265	263,845
Johnson & Johnson	23,931	3,917,505
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
McKesson Corp.	1,783	$ 649,440
Organon & Co.	6,127	150,908
Viatris, Inc.	29,209	272,520
Zoetis, Inc.	11,226	1,973,306
		13,391,739
Pipelines — 0.2%
Kinder Morgan, Inc.	47,651	817,215
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,611	583,459
REITS — 4.2%
Alexandria Real Estate Equities, Inc.	3,793	471,015
American Tower Corp.	5,271	1,077,340
AvalonBay Communities, Inc.	3,370	607,847
Boston Properties, Inc.	3,435	183,291
Camden Property Trust	2,653	291,963
Crown Castle, Inc.	10,430	1,283,829
Digital Realty Trust, Inc.	6,926	686,713
Equinix, Inc.	2,230	1,614,698
Equity Residential	8,205	518,966
Essex Property Trust, Inc.	1,556	341,900
Extra Space Storage, Inc.	1,613	245,240
Federal Realty Investment Trust	1,764	174,442
Healthpeak Properties, Inc.	13,171	289,367
Host Hotels & Resorts, Inc.	17,224	278,512
Invitation Homes, Inc.	13,992	466,913
Iron Mountain, Inc.	2,590	143,071
Kimco Realty Corp.	14,898	285,893
Mid-America Apartment Communities, Inc.	2,781	427,718
Prologis, Inc.	22,235	2,784,934
Public Storage	1,448	426,914
Realty Income Corp.	15,105	949,198
Regency Centers Corp.	3,709	227,844
SBA Communications Corp.	1,145	298,719
Simon Property Group, Inc.	7,876	892,508
UDR, Inc.	7,449	307,867
Ventas, Inc.	9,635	462,962
VICI Properties, Inc.	10,395	352,806
Welltower, Inc.	11,382	901,682
Weyerhaeuser Co.	7,591	227,047
		17,221,199
Retail — 5.1%
Advance Auto Parts, Inc.	1,428	179,257
Bath & Body Works, Inc.	5,501	193,085
Best Buy Co., Inc.	4,744	353,523
CarMax, Inc.†	3,807	266,604
Costco Wholesale Corp.	3,635	1,829,205
Darden Restaurants, Inc.	2,933	445,611
Domino's Pizza, Inc.	461	146,354
Genuine Parts Co.	949	159,726
Home Depot, Inc.	11,539	3,467,931
Lowe's Cos., Inc.	4,515	938,352
McDonald's Corp.	6,705	1,983,004
Ross Stores, Inc.	8,295	885,325
Starbucks Corp.	13,565	1,550,344
Target Corp.	11,088	1,749,132
TJX Cos., Inc.	10,019	789,697
Walgreens Boots Alliance, Inc.	17,244	607,851

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	33,779	$ 5,099,616
Yum! Brands, Inc.	2,428	341,328
		20,985,945
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	17,865	1,596,595
Analog Devices, Inc.	6,470	1,163,824
Broadcom, Inc.	4,026	2,522,289
Intel Corp.	99,649	3,095,098
Microchip Technology, Inc.	6,729	491,150
Micron Technology, Inc.	26,284	1,691,638
NXP Semiconductors NV	2,560	419,174
Qorvo, Inc.†	2,405	221,452
Skyworks Solutions, Inc.	3,831	405,703
Teradyne, Inc.	1,913	174,810
Texas Instruments, Inc.	8,077	1,350,475
		13,132,208
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	961	193,795
Software — 9.6%
Activision Blizzard, Inc.	7,034	546,612
Adobe, Inc.†	5,844	2,206,461
Akamai Technologies, Inc.†	3,787	310,420
ANSYS, Inc.†	2,098	658,604
Autodesk, Inc.†	2,339	455,614
Broadridge Financial Solutions, Inc.	1,474	214,334
Ceridian HCM Holding, Inc.†	3,706	235,257
Electronic Arts, Inc.	2,008	255,578
Fidelity National Information Services, Inc.	14,292	839,226
Fiserv, Inc.†	4,742	579,093
Intuit, Inc.	3,180	1,411,761
Microsoft Corp.	75,306	23,138,522
MSCI, Inc.	827	398,986
Oracle Corp.	15,177	1,437,566
Paychex, Inc.	3,322	364,955
Roper Technologies, Inc.	2,554	1,161,508
Salesforce, Inc.†	24,087	4,778,138
Take-Two Interactive Software, Inc.†	3,818	474,539
Tyler Technologies, Inc.†	532	201,644
		39,668,818
Telecommunications — 3.3%
AT&T, Inc.	171,695	3,033,851
Cisco Systems, Inc.	98,954	4,675,576
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Corning, Inc.	18,336	$ 609,122
Juniper Networks, Inc.	7,804	235,291
Motorola Solutions, Inc.	1,813	528,308
T-Mobile US, Inc.†	4,564	656,760
Verizon Communications, Inc.	101,164	3,928,198
		13,667,106
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,127	185,181
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	1,304	131,534
CSX Corp.	26,333	806,843
FedEx Corp.	5,595	1,274,429
Norfolk Southern Corp.	5,486	1,113,823
Union Pacific Corp.	7,369	1,442,113
United Parcel Service, Inc., Class B	17,580	3,161,060
		7,929,802
Water — 0.2%
American Water Works Co., Inc.	4,648	689,066
Total Common Stocks (cost $369,844,543)		393,404,522
UNAFFILIATED INVESTMENT COMPANIES — 4.1%
iShares S&P 500 Value ETF (cost $16,380,740)	109,572	16,916,821
Total Long-Term Investment Securities (cost $386,225,283)		410,321,343
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $98,268)	$100,000	97,898
TOTAL INVESTMENTS (cost $386,323,551)	99.8%	410,419,241
Other assets less liabilities	0.2	869,477
NET ASSETS	100.0%	$411,288,718
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	S&P 500 E-Mini Index	June 2023	$790,295	$837,700	$47,405
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$393,404,522	$—	$—	$393,404,522
Unaffiliated Investment Companies	16,916,821	—	—	16,916,821
Short-Term Investments	—	97,898	—	97,898
Total Investments at Value	$410,321,343	$97,898	$—	$410,419,241
Other Financial Instruments:†
Futures Contracts	$47,405	$—	$—	$47,405
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 0.9%
General Dynamics Corp.	17,930	$ 3,914,836
Howmet Aerospace, Inc.	40,680	1,801,717
		5,716,553
Agriculture — 1.0%
Archer-Daniels-Midland Co.	69,539	5,429,605
Darling Ingredients, Inc.†	20,812	1,239,771
		6,669,376
Apparel — 0.8%
NIKE, Inc., Class B	41,462	5,254,065
Auto Manufacturers — 1.2%
Tesla, Inc.†	46,720	7,676,563
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	18,172	886,612
Aptiv PLC†	11,183	1,150,283
		2,036,895
Beverages — 2.0%
PepsiCo, Inc.	66,854	12,761,760
Biotechnology — 1.8%
Exelixis, Inc.†	50,318	920,819
Moderna, Inc.†	5,592	743,121
Vertex Pharmaceuticals, Inc.†	28,674	9,770,092
		11,434,032
Building Materials — 0.3%
Masco Corp.	35,661	1,908,220
Chemicals — 0.7%
Chemours Co.	146,855	4,269,075
Commercial Services — 2.7%
Gartner, Inc.†	28,685	8,676,065
Ritchie Bros. Auctioneers, Inc.	111,159	6,357,183
United Rentals, Inc.	5,328	1,923,994
		16,957,242
Computers — 13.2%
Apple, Inc.	496,593	84,261,900
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	80,166	6,397,247
Diversified Financial Services — 5.3%
Ameriprise Financial, Inc.	22,255	6,790,445
LPL Financial Holdings, Inc.	15,849	3,309,905
Mastercard, Inc., Class A	10,709	4,069,741
Raymond James Financial, Inc.	46,805	4,237,257
Visa, Inc., Class A	65,357	15,210,535
		33,617,883
Electric — 1.0%
Vistra Corp.	261,275	6,234,022
Electronics — 0.2%
Agilent Technologies, Inc.	10,743	1,454,925
Energy-Alternate Sources — 0.6%
Enphase Energy, Inc.†	24,221	3,977,088
Healthcare-Products — 1.4%
Abbott Laboratories	6,954	768,208
Align Technology, Inc.†	14,614	4,753,934
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Bruker Corp.	6,360	$ 503,267
Danaher Corp.	13,326	3,157,063
		9,182,472
Healthcare-Services — 2.3%
IQVIA Holdings, Inc.†	37,478	7,054,484
UnitedHealth Group, Inc.	15,838	7,793,721
		14,848,205
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	24,197	3,505,903
Insurance — 1.8%
Equitable Holdings, Inc.	232,622	6,045,846
Everest Re Group, Ltd.	2,097	792,666
MetLife, Inc.	78,415	4,809,192
		11,647,704
Internet — 18.0%
Airbnb, Inc., Class A†	9,749	1,166,663
Alphabet, Inc., Class A†	207,436	22,266,180
Alphabet, Inc., Class C†	192,959	20,882,023
Amazon.com, Inc.†	294,365	31,040,789
Booking Holdings, Inc.†	4,697	12,617,598
Expedia Group, Inc.†	67,507	6,342,958
GoDaddy, Inc., Class A†	73,260	5,544,317
Meta Platforms, Inc., Class A†	14,993	3,603,118
Netflix, Inc.†	11,329	3,737,777
Palo Alto Networks, Inc.†	41,575	7,585,774
		114,787,197
Leisure Time — 0.7%
Brunswick Corp.	22,644	1,919,985
Polaris, Inc.	21,764	2,364,658
		4,284,643
Lodging — 0.6%
Las Vegas Sands Corp.†	29,626	1,891,620
Marriott International, Inc., Class A	9,944	1,683,917
		3,575,537
Machinery-Diversified — 1.2%
AGCO Corp.	7,991	990,405
Ingersoll Rand, Inc.	114,064	6,503,929
		7,494,334
Metal Fabricate/Hardware — 0.5%
Timken Co.	45,267	3,478,769
Miscellaneous Manufacturing — 0.3%
Textron, Inc.	31,730	2,124,006
Oil & Gas — 0.3%
Phillips 66	18,271	1,808,829
Pharmaceuticals — 5.2%
AbbVie, Inc.	11,454	1,730,928
Cigna Group	26,314	6,665,073
Eli Lilly & Co.	12,739	5,042,861
McKesson Corp.	27,203	9,908,421
Merck & Co., Inc.	87,892	10,148,889
		33,496,172

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.7%
Cheniere Energy, Inc.	10,473	$ 1,602,369
Targa Resources Corp.	35,231	2,660,998
		4,263,367
REITS — 2.5%
Equinix, Inc.	10,598	7,673,800
SBA Communications Corp.	19,156	4,997,609
Simon Property Group, Inc.	26,586	3,012,725
		15,684,134
Retail — 3.0%
Costco Wholesale Corp.	2,059	1,036,130
Home Depot, Inc.	24,266	7,292,904
O'Reilly Automotive, Inc.†	8,269	7,585,236
Ulta Beauty, Inc.†	2,258	1,245,129
Walmart, Inc.	12,273	1,852,855
		19,012,254
Semiconductors — 7.4%
Analog Devices, Inc.	5,947	1,069,746
Applied Materials, Inc.	105,147	11,884,766
Lam Research Corp.	19,321	10,125,750
NVIDIA Corp.	48,077	13,340,887
NXP Semiconductors NV	20,826	3,410,049
Texas Instruments, Inc.	42,411	7,091,119
		46,922,317
Software — 18.0%
Adobe, Inc.†	31,747	11,986,397
Atlassian Corp., Class A†	40,883	6,036,784
Autodesk, Inc.†	13,562	2,641,742
Security Description	Shares or Principal Amount	Value

Software (continued)
Dropbox, Inc., Class A†	245,781	$ 4,999,186
Microsoft Corp.	249,992	76,812,542
ROBLOX Corp., Class A†	67,137	2,390,077
ServiceNow, Inc.†	15,112	6,942,755
Veeva Systems, Inc., Class A†	15,122	2,708,048
		114,517,531
Transportation — 2.2%
CSX Corp.	221,454	6,785,350
Union Pacific Corp.	15,384	3,010,649
United Parcel Service, Inc., Class B	24,901	4,477,449
		14,273,448
Total Long-Term Investment Securities (cost $508,258,557)		635,533,668
SHORT-TERM INVESTMENTS — 0.5%
Sovereign — 0.5%
Federal Home Loan Bank 4.55%, 05/01/2023	$ 166,000	166,000
Federal National Mtg. Assoc. 4.45%, 05/01/2023	2,656,000	2,656,000
Total Short-Term Investments (cost $2,822,000)		2,822,000
TOTAL INVESTMENTS (cost $511,080,557)	100.1%	638,355,668
Other assets less liabilities	(0.1)	(522,535)
NET ASSETS	100.0%	$637,833,133
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$635,533,668	$—	$—	$635,533,668
Short-Term Investments	—	2,822,000	—	2,822,000
Total Investments at Value	$635,533,668	$2,822,000	$—	$638,355,668
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	328,204	$ 14,536,155
Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	13,381	12,858,269
Banks — 5.8%
Bank of America Corp.	439,088	12,856,497
Goldman Sachs Group, Inc.	46,328	15,910,888
JPMorgan Chase & Co.	166,747	23,051,105
		51,818,490
Beverages — 2.4%
Diageo PLC	228,055	10,418,102
Pernod Ricard SA	50,019	11,554,416
		21,972,518
Biotechnology — 2.1%
Maravai LifeSciences Holdings, Inc., Class A†	164,580	2,269,558
Vertex Pharmaceuticals, Inc.†	48,564	16,547,212
		18,816,770
Building Materials — 2.6%
Johnson Controls International PLC	243,528	14,572,715
Masco Corp.	173,554	9,286,875
		23,859,590
Chemicals — 2.6%
DuPont de Nemours, Inc.	142,703	9,949,253
International Flavors & Fragrances, Inc.	26,692	2,588,056
Linde PLC	14,804	5,469,338
PPG Industries, Inc.	37,113	5,205,470
		23,212,117
Computers — 6.7%
Amdocs, Ltd.	138,069	12,598,796
Apple, Inc.	210,909	35,787,039
Check Point Software Technologies, Ltd.†	95,406	12,150,908
		60,536,743
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	102,775	8,201,445
Diversified Financial Services — 6.1%
Charles Schwab Corp.	89,582	4,679,764
Mastercard, Inc., Class A	46,215	17,563,086
Nasdaq, Inc.	225,237	12,471,373
Visa, Inc., Class A	86,008	20,016,642
		54,730,865
Electric — 0.9%
American Electric Power Co., Inc.	36,420	3,365,936
Xcel Energy, Inc.	65,384	4,570,996
		7,936,932
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	61,598	8,496,212
Electronics — 4.7%
Agilent Technologies, Inc.	62,380	8,448,123
Fortive Corp.	113,074	7,133,839
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.	88,652	$ 17,716,216
TE Connectivity, Ltd.	76,166	9,320,433
		42,618,611
Environmental Control — 0.4%
Waste Management, Inc.	21,452	3,562,105
Food — 1.1%
Mondelez International, Inc., Class A	124,034	9,515,888
Healthcare-Products — 3.4%
Medtronic PLC	179,295	16,306,880
Thermo Fisher Scientific, Inc.	26,248	14,565,015
		30,871,895
Healthcare-Services — 1.3%
ICON PLC†	58,790	11,328,245
Household Products/Wares — 0.8%
Kimberly-Clark Corp.	50,574	7,327,667
Insurance — 2.2%
Aon PLC, Class A	9,660	3,141,239
Chubb, Ltd.	40,559	8,175,072
Willis Towers Watson PLC	37,351	8,650,491
		19,966,802
Internet — 7.5%
Alphabet, Inc., Class A†	380,496	40,842,441
Alphabet, Inc., Class C†	102,449	11,087,031
Amazon.com, Inc.†	146,421	15,440,094
		67,369,566
Media — 2.1%
Cable One, Inc.	5,779	4,382,851
Comcast Corp., Class A	352,977	14,602,659
		18,985,510
Miscellaneous Manufacturing — 0.5%
Eaton Corp. PLC	25,767	4,306,181
Oil & Gas — 3.2%
ConocoPhillips	232,428	23,914,517
Exxon Mobil Corp.	37,839	4,477,867
		28,392,384
Packaging & Containers — 1.0%
Crown Holdings, Inc.	106,090	9,100,400
Pharmaceuticals — 8.5%
Becton Dickinson & Co.	57,050	15,078,886
Cigna Group	46,631	11,811,166
Eli Lilly & Co.	32,160	12,730,858
Johnson & Johnson	90,450	14,806,665
Merck & Co., Inc.	114,269	13,194,641
Zoetis, Inc.	49,545	8,709,020
		76,331,236
REITS — 3.3%
American Tower Corp.	64,365	13,155,562
Equinix, Inc.	15,542	11,253,652
Rayonier, Inc.	166,325	5,215,952
		29,625,166
Retail — 5.9%
Costco Wholesale Corp.	22,159	11,150,852
Dollar General Corp.	34,958	7,741,799

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Home Depot, Inc.	45,361	$ 13,632,795
Target Corp.	76,108	12,006,037
Tractor Supply Co.	35,553	8,475,835
		53,007,318
Semiconductors — 4.1%
Analog Devices, Inc.	66,876	12,029,655
Applied Materials, Inc.	53,887	6,090,848
ASML Holding NV	6,523	4,153,299
NVIDIA Corp.	7,857	2,180,239
Texas Instruments, Inc.	73,251	12,247,567
		36,701,608
Software — 13.8%
Adobe, Inc.†	29,197	11,023,619
Electronic Arts, Inc.	124,077	15,792,520
Fiserv, Inc.†	116,530	14,230,644
Microsoft Corp.	238,949	73,419,470
Salesforce, Inc.†	47,294	9,381,711
		123,847,964
Transportation — 1.3%
Canadian Pacific Kansas City, Ltd.	108,465	8,551,381
Old Dominion Freight Line, Inc.	9,242	2,961,044
		11,512,425
Total Long-Term Investment Securities (cost $628,034,028)		891,347,077
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Sovereign — 0.2%
Federal Home Loan Bank 4.55%, 05/01/2023	$ 100,000	$ 100,000
Federal National Mtg. Assoc. 4.45%, 05/01/2023	1,458,000	1,458,000
Total Short-Term Investments (cost $1,558,000)		1,558,000
TOTAL INVESTMENTS (cost $629,592,028)	99.3%	892,905,077
Other assets less liabilities	0.7	6,643,224
NET ASSETS	100.0%	$899,548,301
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$12,858,269	$—	$12,858,269
Beverages	—	21,972,518	—	21,972,518
Semiconductors	32,548,309	4,153,299	—	36,701,608
Other Industries	819,814,682	—	—	819,814,682
Short-Term Investments	—	1,558,000	—	1,558,000
Total Investments at Value	$852,362,991	$40,542,086	$—	$892,905,077
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.7%
Advertising — 0.7%
Omnicom Group, Inc.	36,368	$ 3,293,850
Aerospace/Defense — 1.2%
Howmet Aerospace, Inc.	36,133	1,600,331
L3Harris Technologies, Inc.	14,647	2,858,362
Northrop Grumman Corp.	3,434	1,584,001
		6,042,694
Agriculture — 1.3%
Archer-Daniels-Midland Co.	19,957	1,558,243
Philip Morris International, Inc.	49,284	4,926,921
		6,485,164
Auto Parts & Equipment — 1.0%
Aptiv PLC†	25,540	2,627,044
Lear Corp.	18,377	2,346,008
		4,973,052
Banks — 7.7%
Bank of America Corp.	210,525	6,164,172
Goldman Sachs Group, Inc.	31,428	10,793,632
JPMorgan Chase & Co.	64,615	8,932,378
Morgan Stanley	44,575	4,010,413
Northern Trust Corp.	31,905	2,493,695
PNC Financial Services Group, Inc.	15,684	2,042,841
Truist Financial Corp.	104,540	3,405,913
		37,843,044
Beverages — 0.6%
Constellation Brands, Inc., Class A	7,425	1,703,815
Diageo PLC	21,687	990,714
		2,694,529
Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.†	4,163	1,418,459
Building Materials — 2.4%
Johnson Controls International PLC	89,656	5,365,015
Masco Corp.	92,280	4,937,903
Vulcan Materials Co.	9,432	1,651,732
		11,954,650
Chemicals — 1.8%
Axalta Coating Systems, Ltd.†	99,599	3,144,340
DuPont de Nemours, Inc.	34,707	2,419,772
PPG Industries, Inc.	24,149	3,387,139
		8,951,251
Computers — 1.6%
Accenture PLC, Class A	8,826	2,473,840
Amdocs, Ltd.	30,374	2,771,627
Cognizant Technology Solutions Corp., Class A	26,387	1,575,568
Seagate Technology Holdings PLC	18,320	1,076,666
		7,897,701
Distribution/Wholesale — 0.7%
LKQ Corp.	56,421	3,257,184
Diversified Financial Services — 2.5%
Cboe Global Markets, Inc.	14,898	2,081,251
Charles Schwab Corp.	133,339	6,965,629
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Invesco, Ltd.	63,531	$ 1,088,286
Nasdaq, Inc.	36,528	2,022,555
		12,157,721
Electric — 2.7%
Duke Energy Corp.	27,153	2,684,889
Exelon Corp.	52,790	2,240,408
National Grid PLC	97,244	1,394,888
PG&E Corp.†	194,139	3,321,718
Southern Co.	52,179	3,837,765
		13,479,668
Electronics — 0.6%
Honeywell International, Inc.	15,588	3,115,106
Food — 0.6%
Danone SA	22,601	1,495,537
General Mills, Inc.	6,693	593,201
J.M. Smucker Co.	6,998	1,080,561
		3,169,299
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	26,100	3,397,176
Stanley Black & Decker, Inc.	27,448	2,369,860
		5,767,036
Healthcare-Products — 1.6%
Danaher Corp.	7,947	1,882,724
Medtronic PLC	56,753	5,161,685
Thermo Fisher Scientific, Inc.	1,778	986,612
		8,031,021
Healthcare-Services — 0.4%
ICON PLC†	10,207	1,966,787
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	34,062	2,749,528
Insurance — 3.3%
Aon PLC, Class A	17,479	5,683,821
Chubb, Ltd.	21,750	4,383,930
Travelers Cos., Inc.	11,756	2,129,482
Willis Towers Watson PLC	17,137	3,968,929
		16,166,162
Internet — 1.2%
Alphabet, Inc., Class A†	45,771	4,913,059
Booking Holdings, Inc.†	408	1,096,015
		6,009,074
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	50,616	2,886,124
Media — 2.0%
Comcast Corp., Class A	218,599	9,043,441
Warner Bros. Discovery, Inc.†	41,212	560,895
		9,604,336
Mining — 0.3%
Glencore PLC	206,968	1,221,233
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	46,146	7,711,920
Oil & Gas — 3.2%
ConocoPhillips	52,564	5,408,310

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Hess Corp.	34,183	$ 4,958,586
Pioneer Natural Resources Co.	14,508	3,156,215
Suncor Energy, Inc.	72,634	2,274,152
		15,797,263
Pharmaceuticals — 7.1%
Bayer AG	51,900	3,418,061
Becton Dickinson & Co.	6,149	1,625,242
Cigna Group	26,337	6,670,899
Johnson & Johnson	45,643	7,471,759
McKesson Corp.	10,558	3,845,646
Merck & Co., Inc.	38,896	4,491,321
Organon & Co.	36,273	893,404
Pfizer, Inc.	89,653	3,486,605
Roche Holding AG	9,603	3,009,943
		34,912,880
Retail — 1.2%
Dollar Tree, Inc.†	4,591	705,683
Ross Stores, Inc.	6,692	714,237
Walmart, Inc.	22,919	3,460,081
Wendy's Co.	53,716	1,187,124
		6,067,125
Semiconductors — 2.9%
Applied Materials, Inc.	22,452	2,537,750
Intel Corp.	118,815	3,690,394
NXP Semiconductors NV	22,599	3,700,360
Samsung Electronics Co., Ltd. (Preference Shares)	27,962	1,171,048
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,992	1,685,326
Texas Instruments, Inc.	8,494	1,420,197
		14,205,075
Software — 4.1%
Electronic Arts, Inc.	11,631	1,480,394
Fidelity National Information Services, Inc.	34,993	2,054,789
Fiserv, Inc.†	22,442	2,740,617
Microsoft Corp.	39,044	11,996,659
Oracle Corp.	17,280	1,636,762
		19,909,221
Telecommunications — 0.8%
T-Mobile US, Inc.†	27,597	3,971,208
Transportation — 0.9%
Union Pacific Corp.	22,594	4,421,646
Total Common Stocks (cost $222,947,589)		288,131,011
CONVERTIBLE PREFERRED STOCKS — 0.8%
Auto Parts & Equipment — 0.2%
Aptiv PLC 5.50%	8,000	905,520
Healthcare-Products — 0.3%
Boston Scientific Corp. 5.50%	14,114	1,774,553
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.3%
2020 Cash Mandatory Exchangeable Trust 5.25%*†	1,110	$ 1,292,662
Total Convertible Preferred Stocks (cost $3,334,041)		3,972,735
CORPORATE BONDS & NOTES — 14.4%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	206,648
Raytheon Technologies Corp.
4.13%, 11/16/2028	322,000	317,649
		524,297
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	909,000	873,184
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	428,000	435,092
5.63%, 11/17/2029	83,000	86,693
5.75%, 11/17/2032	367,000	385,444
		1,780,413
Auto Manufacturers — 0.3%
General Motors Co.
6.75%, 04/01/2046	191,000	192,555
Hyundai Capital America
2.65%, 02/10/2025*	176,000	167,877
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	637,750
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	520,000	503,596
		1,501,778
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	157,942
4.25%, 05/15/2029	195,000	186,367
Magna International, Inc.
2.45%, 06/15/2030	411,000	354,443
		698,752
Banks — 3.0%
Bank of America Corp.
2.57%, 10/20/2032	679,000	557,566
3.37%, 01/23/2026	334,000	321,775
3.50%, 04/19/2026	280,000	272,103
Barclays PLC
7.44%, 11/02/2033	443,000	487,870
Deutsche Bank AG
2.31%, 11/16/2027	188,000	162,722
6.72%, 01/18/2029	485,000	493,128
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	507,300
2.60%, 02/07/2030	722,000	623,299
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	168,000
4.70%, 03/09/2031(1)	237,000	176,565
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	850,651
2.74%, 10/15/2030	197,000	172,810
2.96%, 05/13/2031	103,000	89,265

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.96%, 01/25/2033	$ 398,000	$ 340,357
3.11%, 04/22/2041	534,000	407,774
3.78%, 02/01/2028	925,000	887,888
3.90%, 01/23/2049	199,000	162,290
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,171,124
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	563,054
Morgan Stanley
0.86%, 10/21/2025	108,000	100,469
2.70%, 01/22/2031	1,283,000	1,107,293
2.94%, 01/21/2033	678,000	575,228
3.88%, 04/29/2024	119,000	117,332
4.00%, 07/23/2025	228,000	224,718
Northern Trust Corp.
6.13%, 11/02/2032	588,000	628,840
Royal Bank of Canada
1.15%, 06/10/2025	582,000	540,055
State Street Corp.
2.90%, 03/30/2026	76,000	73,146
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	985,070
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,059,481
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	973,238
		14,800,411
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	151,575
8.00%, 11/15/2039	626,000	815,020
Constellation Brands, Inc.
3.50%, 05/09/2027	344,000	332,911
Diageo Capital PLC
2.38%, 10/24/2029	499,000	443,230
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	60,313
		1,803,049
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	684,000	532,584
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	35,152
Masco Corp.
2.00%, 02/15/2031	787,000	633,305
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	74,342
		1,275,383
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	257,917
Sherwin-Williams Co.
2.30%, 05/15/2030	328,000	279,588
		537,505
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	675,000	666,716
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
ERAC USA Finance LLC
7.00%, 10/15/2037*	$ 399,000	$ 474,766
Experian Finance PLC
4.25%, 02/01/2029*	336,000	324,966
Global Payments, Inc.
1.20%, 03/01/2026	438,000	392,708
2.90%, 11/15/2031	531,000	440,003
RELX Capital, Inc.
3.00%, 05/22/2030	131,000	117,790
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	385,874
5.75%, 04/01/2033	321,000	338,395
		3,141,218
Computers — 0.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	300,000	300,149
Cosmetics/Personal Care — 0.2%
Haleon US Capital LLC
3.38%, 03/24/2029	403,000	375,170
Kenvue, Inc.
4.90%, 03/22/2033*	442,000	457,701
		832,871
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	233,128
3.65%, 07/21/2027	150,000	139,572
4.88%, 01/16/2024	150,000	148,771
Air Lease Corp.
2.20%, 01/15/2027	301,000	269,822
2.88%, 01/15/2032	396,000	324,714
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	325,312
3.25%, 02/15/2027*	466,000	416,136
4.38%, 05/01/2026*	141,000	133,165
Capital One Financial Corp.
3.27%, 03/01/2030	811,000	703,307
3.75%, 03/09/2027	359,000	336,325
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	385,056
LPL Holdings, Inc.
4.38%, 05/15/2031*	546,000	484,575
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	202,000	201,314
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	135,635
Raymond James Financial, Inc.
4.95%, 07/15/2046	451,000	415,500
		4,652,332
Electric — 1.0%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	304,044
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	93,852
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	359,031
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	911,288

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Corp.
2.65%, 09/01/2026	$ 66,000	$ 61,960
4.50%, 08/15/2032	674,000	654,275
Evergy, Inc.
2.90%, 09/15/2029	344,000	309,569
Exelon Corp.
4.05%, 04/15/2030	357,000	342,702
FirstEnergy Corp.
3.40%, 03/01/2050	227,000	159,052
Georgia Power Co.
3.70%, 01/30/2050	30,000	23,493
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	165,418
4.30%, 01/15/2026*	276,000	272,005
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	431,770
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	88,370
2.50%, 02/01/2031	413,000	334,667
3.00%, 06/15/2028	298,000	264,975
3.30%, 08/01/2040	195,000	136,466
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	189,694
		5,102,631
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	498,341
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	419,000	346,555
5.14%, 03/15/2052*	347,000	277,273
		623,828
Environmental Control — 0.0%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	147,591
Gas — 0.3%
APA Infrastructure, Ltd.
4.20%, 03/23/2025*	714,000	700,841
4.25%, 07/15/2027*	55,000	53,512
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	203,913
NiSource, Inc.
2.95%, 09/01/2029	272,000	245,117
5.65%, 02/01/2045	89,000	92,674
		1,296,057
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,266
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	297,206
		471,472
Healthcare-Services — 0.6%
Adventist Health System
5.43%, 03/01/2032	568,000	573,378
HCA, Inc.
4.13%, 06/15/2029	394,000	373,549
4.38%, 03/15/2042*	268,000	224,885
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.13%, 06/15/2039	$ 450,000	$ 423,129
Humana, Inc.
3.70%, 03/23/2029	404,000	382,398
5.88%, 03/01/2033	293,000	315,594
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	280,548
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,718
4.26%, 11/01/2047	257,000	215,100
		2,815,299
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	543,651
Aon Corp.
3.75%, 05/02/2029	422,000	404,518
4.50%, 12/15/2028	441,000	435,860
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/2031	69,000	58,320
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	422,931
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032*	670,000	663,233
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	171,403
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	969,125
		3,669,041
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	304,634
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	153,359
Marriott International, Inc.
2.75%, 10/15/2033	340,000	275,912
2.85%, 04/15/2031	2,000	1,705
4.00%, 04/15/2028	349,000	337,677
4.63%, 06/15/2030	420,000	407,889
		1,176,542
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	87,183
4.20%, 01/15/2024	349,000	345,052
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	161,088
4.95%, 09/15/2028	434,000	430,821
		1,024,144
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	305,434
5.25%, 04/01/2053	375,000	300,131
5.38%, 05/01/2047	90,000	73,661
6.38%, 10/23/2035	224,000	221,429
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	225,273

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	$ 428,000	$ 483,651
Walt Disney Co.
3.50%, 05/13/2040	1,037,000	881,710
		2,491,289
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	866,759
3.88%, 03/16/2029*	200,000	185,220
5.63%, 04/01/2030*	422,000	428,122
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	300,890
2.85%, 04/27/2031*	150,000	126,690
4.13%, 05/30/2023*	268,000	267,675
		2,175,356
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	790,928
Eni SpA
4.75%, 09/12/2028*	762,000	757,917
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	174,297
Phillips 66
2.15%, 12/15/2030	635,000	529,835
Valero Energy Corp.
3.65%, 12/01/2051	132,000	94,080
6.63%, 06/15/2037	450,000	493,783
		2,840,840
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
4.67%, 06/06/2047	374,000	348,968
Cigna Group
3.20%, 03/15/2040	102,000	80,332
		429,300
Pipelines — 0.7%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	389,000	364,036
Enbridge, Inc.
2.50%, 01/15/2025	204,000	196,027
Energy Transfer LP
5.75%, 02/15/2033	489,000	498,588
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	418,637
ONEOK, Inc.
4.95%, 07/13/2047	499,000	423,870
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	361,040
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	104,577
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	166,276
Targa Resources Corp.
4.20%, 02/01/2033	162,000	147,180
6.13%, 03/15/2033	499,000	520,964
		3,201,195
Security Description	Shares or Principal Amount	Value

REITS — 0.6%
Boston Properties LP
2.55%, 04/01/2032	$ 279,000	$ 209,698
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	321,763
4.13%, 05/15/2029	36,000	32,972
Crown Castle, Inc.
1.35%, 07/15/2025	147,000	136,033
3.65%, 09/01/2027	544,000	519,763
Equinix, Inc.
1.80%, 07/15/2027	382,000	335,692
2.50%, 05/15/2031	480,000	396,517
2.63%, 11/18/2024	603,000	579,808
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	319,246
Realty Income Corp.
3.25%, 01/15/2031	105,000	93,334
		2,944,826
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	333,742
Best Buy Co., Inc.
4.45%, 10/01/2028	373,000	370,988
Genuine Parts Co.
2.75%, 02/01/2032	598,000	504,685
		1,209,415
Semiconductors — 0.4%
Broadcom, Inc.
3.19%, 11/15/2036*	507,000	385,829
3.47%, 04/15/2034*	247,000	204,063
4.15%, 11/15/2030	111,000	103,240
4.30%, 11/15/2032	288,000	264,068
4.93%, 05/15/2037*	149,000	136,006
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	470,000	388,352
3.25%, 05/11/2041	403,000	293,389
		1,774,947
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	106,000	103,471
Software — 0.2%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	128,125
Oracle Corp.
4.90%, 02/06/2033	165,000	162,561
6.15%, 11/09/2029	211,000	223,885
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	232,812
2.95%, 09/15/2029	88,000	79,480
4.20%, 09/15/2028	141,000	140,119
		966,982
Telecommunications — 0.8%
AT&T, Inc.
2.75%, 06/01/2031	448,000	386,326
3.65%, 09/15/2059	400,000	283,028
Rogers Communications, Inc.
3.80%, 03/15/2032*	1,127,000	1,014,792
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	355,987

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
4.50%, 04/15/2050	$ 477,000	$ 418,038
Verizon Communications, Inc.
2.55%, 03/21/2031	276,000	234,983
3.15%, 03/22/2030	224,000	202,624
4.27%, 01/15/2036	316,000	293,418
4.81%, 03/15/2039	400,000	383,212
Vodafone Group PLC
5.63%, 02/10/2053	167,000	164,862
		3,737,270
Total Corporate Bonds & Notes (cost $78,640,915)		70,852,629
ASSET BACKED SECURITIES — 3.4%
Auto Loan Receivables — 0.3%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	241,097
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	1,105,090	1,109,172
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2 4.37%, 05/15/2025	63,198	63,035
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	113,000	113,092
		1,526,396
Home Equity — 0.1%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.62%, (1 ML+1.60%), 12/28/2040*	86,384	120,575
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	17,090	16,872
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 4.15%, 12/25/2035(2)	11,437	11,394
		148,841
Other Asset Backed Securities — 3.0%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 6.70%, (1 ML+1.75%), 01/15/2037*	397,000	384,779
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 6.81%, (3 ML+1.55%), 01/15/2030*	553,817	546,075
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.14%, (1 ML+1.20%), 12/15/2035*	488,500	475,011
Series 2021-FL3, Class B 6.55%, (1 ML+1.60%), 08/15/2034*	383,500	369,814
Series 2022-FL1, Class B 6.85%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,049,625
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.25%, (1 ML+1.30%), 03/15/2036*	1,118,500	1,060,957
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-FL8, Class B 6.80%, (SOFR30A+2.05%), 02/15/2037*	$ 392,500	$ 378,010
Series 2021-FL7, Class B 7.00%, (1 ML+2.05%), 12/15/2038*	182,000	171,051
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	217,639	203,501
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 6.30%, (TSFR1M+1.41%), 02/15/2038*	509,000	486,109
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.02%, (3 ML+1.70%), 11/07/2030*	795,089	767,994
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 6.48%, (3 ML+1.22%), 01/15/2029*	201,326	200,042
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.28%, (3 ML+1.02%), 04/15/2031*	882,000	875,306
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.16%, (3 ML+0.90%), 04/15/2029*	345,295	342,517
LCCM Trust FRS
Series 2021-FL2, Class B 6.85%, (1 ML+1.90%), 12/13/2038*	494,000	466,639
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.70%, (1 ML+1.75%), 07/15/2036*	1,249,000	1,180,636
MF1, Ltd. FRS
Series 2020-FL4, Class A 6.70%, (TSFR1M+1.81%), 11/15/2035*	231,196	230,555
Series 2022-FL8, Class B 6.73%, (SOFR30A+1.95%), 02/19/2037*	486,092	454,877
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.95%, (3 ML+1.65%), 01/29/2030*	895,236	883,471
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.61%, (3 ML+1.35%), 10/15/2029*	371,566	361,936
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.42%, (3 ML+1.16%), 07/15/2034*	385,000	377,300
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.02%, (3 ML+1.75%), 04/22/2030*	1,102,426	1,067,121
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	540,685
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.55%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,076,107
Verizon Owner Trust
Series 2020-A, Class B 1.98%, 07/22/2024	489,643	488,703

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 6.70%, (TSFR3M+1.72%), 10/15/2030*	$ 425,864	$ 409,894
		14,848,715
Total Asset Backed Securities (cost $17,009,087)		16,523,952
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Commercial and Residential — 2.3%
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class AS 6.52%, (TSFR1M+1.63%), 02/15/2035*	240,000	235,818
AREIT Trust FRS
Series 2019-CRE3, Class AS 6.30%, (TSFR1M+1.41%), 09/14/2036*	687,500	664,240
Series 2022-CRE6, Class B 6.61%, (SOFR30A+1.85%), 01/16/2037*	668,000	634,639
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.25%, (1 ML+1.30%), 05/15/2038*	1,187,000	1,117,595
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	790,542
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	448,418
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	841,341
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	604,721
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	970,456
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.20%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,191,981
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	302,709
PFP, Ltd. FRS
Series 2021-7, Class AS 6.10%, (1 ML+1.15%), 04/14/2038*	890,956	855,597
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 6.02%, (1 ML+1.00%), 04/25/2038*	448,587	438,599
Series 2021-FL7, Class B 6.82%, (1 ML+1.80%), 11/25/2036*	240,000	230,346
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.15%, (1 ML+1.20%), 03/15/2038*	1,184,000	1,166,265
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	859,804
		11,353,071
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	$ 320,000	$ 309,956
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32%, 11/25/2027(2)(3)	3,192,000	29,577
Series K070, Class XAM 0.38%, 12/25/2027(2)(3)	1,984,000	22,541
Series K729, Class XAM 0.40%, 11/25/2024(2)(3)	3,013,000	12,946
Series K069, Class XAM 0.41%, 09/25/2027(2)(3)	2,042,000	25,128
Series K071, Class X1 0.41%, 11/25/2027(2)(3)	2,234,971	24,752
Series K072, Class XAM 0.42%, 12/25/2027(2)(3)	2,208,000	29,217
Series K127, Class X1 0.42%, 01/25/2031(2)(3)	1,119,107	21,916
Series K728, Class XAM 0.43%, 08/25/2024(2)(3)	2,996,000	18,708
Series K154, Class X1 0.43%, 11/25/2032(2)(3)	1,629,211	33,162
Series K134, Class XAM 0.44%, 11/25/2031(2)(3)	1,708,147	43,379
Series K068, Class XAM 0.46%, 08/25/2027(2)(3)	1,898,000	27,122
Series K070, Class X1 0.46%, 11/25/2027(2)(3)	2,008,303	26,143
Series K729, Class X1 0.47%, 10/25/2024(2)(3)	3,489,217	13,054
Series K072, Class X1 0.49%, 12/25/2027(2)(3)	3,436,621	50,098
Series K728, Class X1 0.50%, 08/25/2024(2)(3)	4,857,343	24,854
Series K068, Class X1 0.55%, 08/25/2027(2)(3)	1,274,075	20,149
Series K137, Class XAM 0.60%, 12/25/2031(2)(3)	1,554,125	54,426
Series K128, Class X1 0.61%, 03/25/2031(2)(3)	901,966	28,786
Series K132, Class X1 0.61%, 08/25/2031(2)(3)	354,173	12,149
Series K727, Class XAM 0.63%, 07/25/2024(2)(3)	2,786,000	18,080
Series K133, Class XAM 0.63%, 09/25/2031(2)(3)	1,156,618	40,592
Series K136, Class XAM 0.67%, 12/25/2031(2)(3)	2,614,411	102,832
Series K067, Class X1 0.71%, 07/25/2027(2)(3)	2,305,249	47,003
Series K727, Class X1 0.73%, 07/25/2024(2)(3)	826,355	4,203
Series K066, Class XAM 0.78%, 06/25/2027(2)(3)	2,696,000	68,069
Series K128, Class XAM 0.83%, 03/25/2031(2)(3)	386,416	18,601
Series K125, Class XAM 0.87%, 01/25/2031(2)(3)	463,094	23,439

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K066, Class X1 0.89%, 06/25/2027(2)(3)	$ 888,573	$ 22,757
Series K132, Class XAM 0.96%, 09/25/2031(2)(3)	334,404	19,374
Series K124, Class XAM 1.03%, 01/25/2031(2)(3)	313,326	18,660
Series K726, Class X1 1.04%, 04/25/2024(2)(3)	802,822	5,173
Series K131, Class XAM 1.04%, 07/25/2031(2)(3)	261,462	16,538
Series K122, Class XAM 1.17%, 11/25/2030(2)(3)	283,086	19,017
Series K097, Class X1 1.22%, 07/25/2029(2)(3)	163,739	9,078
Series K118, Class XAM 1.26%, 09/25/2030(2)(3)	160,069	11,454
Series K098, Class X1 1.27%, 08/25/2029(2)(3)	1,029,174	59,999
Series K129, Class XAM 1.33%, 05/25/2031(2)(3)	173,114	13,754
Series K114, Class XAM 1.44%, 06/25/2030(2)(3)	272,251	21,820
Series K116, Class XAM 1.70%, 08/25/2030(2)(3)	246,234	23,579
Series K112, Class XAM 1.77%, 05/25/2030(2)(3)	267,239	26,039
Series K111, Class XAM 1.91%, 05/25/2030(2)(3)	678,770	71,154
Series K109, Class XAM 1.92%, 04/25/2030(2)(3)	200,000	20,955
Series K110, Class XAM 1.99%, 04/25/2030(2)(3)	547,569	58,021
Series K033, Class A2 3.06%, 07/25/2023(2)	22,859	22,744
Series K728, Class A2 3.06%, 08/25/2024(2)	151,149	147,603
Series K035, Class A2 3.46%, 08/25/2023(2)	244,440	242,675
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	60,364	3,620
Series 4474, Class HJ 3.00%, 07/15/2039	23,345	21,817
Series 4096, Class DZ 3.50%, 08/15/2042	113,407	107,943
Series 4471, Class PI 4.50%, 12/15/2040(3)	8,456	727
Series 3629, Class CZ 5.00%, 01/15/2040	31,871	32,449
Series 3845, Class AI 5.50%, 02/15/2036(3)	11,113	1,774
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	86,072	80,925
Series 2019-4, Class MV 3.00%, 02/25/2059	62,260	55,674
Series 2022-1, Class MTU 3.25%, 11/25/2061	133,316	120,460
Series 2019-2, Class MA 3.50%, 08/25/2058	4,698	4,491
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-2, Class MV 3.50%, 08/25/2058	$ 42,498	$ 39,574
Series 2019-3, Class MA 3.50%, 10/25/2058	51,032	48,887
Series 2019-3, Class MV 3.50%, 10/25/2058	60,198	56,255
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00%, 10/25/2040	1,428	1,412
Series 2015-61, Class PA 2.00%, 05/25/2044	8,230	7,919
Series 2016-19, Class AD 2.00%, 04/25/2046	34,448	31,359
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	46,894	4,205
Series 2014-3, Class ZA 3.00%, 02/25/2034	71,899	66,992
Series 2010-43, Class AH 3.25%, 05/25/2040	17,021	16,045
Series 2010-113, Class GB 4.00%, 10/25/2040	23,996	23,395
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	59,553	11,168
Series 2005-18, Class EC 5.00%, 03/25/2025	3,356	3,316
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	30,386	29,849
Series 2022-159, Class MV 4.50%, 10/20/2033	83,483	81,902
Series 2012-12, Class KN 4.50%, 09/20/2041	18,659	18,346
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.59%, 02/16/2059(2)(3)	470,663	16,038
		2,867,818
Total Collateralized Mortgage Obligations (cost $15,086,470)		14,220,889
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.7%
U.S. Government — 6.8%
United States Treasury Bonds
1.88%, 11/15/2051	800,000	545,063
2.25%, 02/15/2052	2,600,000	1,940,148
2.38%, 02/15/2042 to 11/15/2049	13,880,000	10,907,183
2.50%, 02/15/2045	3,429,000	2,748,692
United States Treasury Notes
0.38%, 11/30/2025(4)	13,400,000	12,271,469
3.88%, 12/31/2027	4,800,000	4,869,187
		33,281,742
U.S. Government Agency — 11.9%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	855,681	675,751
2.00%, 06/01/2037 to 06/01/2052	8,084,672	6,926,898
2.50%, 05/01/2037 to 05/01/2052	3,410,763	2,966,613
3.00%, 01/01/2038 to 07/01/2052	2,877,837	2,625,188
3.50%, 11/01/2037 to 05/01/2052	1,254,288	1,190,628
4.00%, 08/01/2037 to 10/01/2052	985,526	953,237

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 08/01/2024 to 10/01/2052	$ 948,213	$ 931,090
5.00%, 09/01/2033 to 08/01/2052	653,560	655,710
5.50%, 12/01/2033 to 10/01/2035	90,228	92,646
6.00%, 04/01/2034 to 06/01/2037	174,796	180,507
6.50%, 05/01/2034 to 07/01/2037	56,993	59,005
Federal National Mtg. Assoc.
1.50%, 02/01/2042	24,297	20,015
2.00%, 02/01/2042 to 04/01/2052	7,899,272	6,622,076
2.50%, 11/01/2031 to 10/01/2052	8,522,935	7,468,718
3.00%, 11/01/2028 to 12/01/2052	3,236,563	2,953,112
3.50%, 04/01/2038 to 05/01/2052	2,693,836	2,558,378
4.00%, 09/01/2040 to 11/01/2052	1,864,615	1,813,697
4.50%, 08/01/2033 to 09/01/2052	885,998	885,475
5.00%, 03/01/2026 to 04/01/2053	359,592	364,855
5.50%, 02/01/2033 to 02/01/2053	2,438,697	2,472,814
6.00%, 04/01/2034 to 02/01/2053	788,522	811,660
6.50%, 06/01/2031 to 07/01/2037	119,739	124,368
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 05/20/2052	1,700,805	1,456,125
2.50%, 08/20/2051 to 11/20/2051	1,723,634	1,523,816
2.50%, May 30 TBA	1,700,000	1,501,943
3.00%, 04/20/2045 to 11/20/2052	2,380,324	2,186,201
3.50%, 12/15/2041 to 03/20/2048	836,114	800,266
3.50%, May 30 TBA	1,125,000	1,056,006
4.00%, 01/20/2041 to 10/20/2052	1,120,212	1,083,213
4.50%, 07/20/2033 to 12/20/2052	2,518,260	2,477,287
5.00%, 07/20/2033 to 03/20/2053	585,522	584,706
5.00%, May 30 TBA	1,300,000	1,294,160
5.50%, 11/15/2032 to 10/15/2035	153,218	157,823
5.50%, May 30 TBA	850,000	855,711
6.00%, 09/15/2032 to 01/15/2038	204,814	213,894
Small Business Administration
Series 2003-20G, Class 1 4.35%, 07/01/2023	476	474
Series 2004-20D, Class 1 4.77%, 04/01/2024	2,865	2,820
Series 2005-20C, Class 1 4.95%, 03/01/2025	13,973	13,959
Series 2004-20I, Class 1 4.99%, 09/01/2024	5,282	5,187
Series 2004-20E, Class 1 5.18%, 05/01/2024	5,924	5,875
Series 2004-20F, Class 1 5.52%, 06/01/2024	6,354	6,343
		58,578,250
Total U.S. Government & Agency Obligations (cost $99,226,179)		91,859,992
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	291,000	248,020
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	550,000	602,887
Security Description	Shares or Principal Amount	Value

New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	$ 675,000	$ 866,160
Total Municipal Securities (cost $1,644,695)		1,717,067
Total Long-Term Investment Securities (cost $437,888,976)		487,278,275
SHORT-TERM INVESTMENTS — 1.6%
Sovereign — 1.6%
Federal Home Loan Bank 4.55%, 05/01/2023	446,000	446,000
Federal National Mtg. Assoc. 4.45%, 05/01/2023	7,160,000	7,160,000
Total Short-Term Investments (cost $7,606,000)		7,606,000
TOTAL INVESTMENTS (cost $445,494,976)	100.9%	494,884,275
Other assets less liabilities	(0.9)	(4,288,084)
NET ASSETS	100.0%	$490,596,191
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $41,389,079 representing 8.4% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
124	Long	U.S. Treasury 5 Year Notes	June 2023	$13,312,198	$13,608,031	$295,833
21	Long	U.S. Treasury Ultra Bonds	June 2023	2,865,008	2,969,531	104,523
						$400,356
						Unrealized (Depreciation)
54	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	$6,322,914	$6,558,469	$(235,555)
Net Unrealized Appreciation (Depreciation)						$164,801
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$1,703,815	$990,714	$—	$2,694,529
Electric	12,084,780	1,394,888	—	13,479,668
Food	1,673,762	1,495,537	—	3,169,299
Household Products/Wares	—	2,749,528	—	2,749,528
Mining	—	1,221,233	—	1,221,233
Pharmaceuticals	28,484,876	6,428,004	—	34,912,880
Semiconductors	13,034,027	1,171,048	—	14,205,075
Other Industries	215,698,799	—	—	215,698,799
Convertible Preferred Stocks:
Telecommunications	—	1,292,662	—	1,292,662
Other Industries	2,680,073	—	—	2,680,073
Corporate Bonds & Notes	—	70,852,629	—	70,852,629
Asset Backed Securities	—	16,523,952	—	16,523,952
Collateralized Mortgage Obligations	—	14,220,889	—	14,220,889
U.S. Government & Agency Obligations	—	91,859,992	—	91,859,992
Municipal Securities	—	1,717,067	—	1,717,067
Short-Term Investments	—	7,606,000	—	7,606,000
Total Investments at Value	$275,360,132	$219,524,143	$—	$494,884,275
Other Financial Instruments:†
Futures Contracts	$400,356	$—	$—	$400,356
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$235,555	$—	$—	$235,555
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.9%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	7,007	$ 1,189,999
Hexcel Corp.	15,416	1,111,185
Mercury Systems, Inc.†	10,628	506,637
		2,807,821
Agriculture — 0.4%
Darling Ingredients, Inc.†	29,315	1,746,295
Airlines — 0.1%
JetBlue Airways Corp.†	59,239	422,966
Apparel — 2.1%
Capri Holdings, Ltd.†	22,993	954,209
Carter's, Inc.	6,980	486,995
Columbia Sportswear Co.	6,476	541,005
Crocs, Inc.†	11,294	1,396,729
Deckers Outdoor Corp.†	4,821	2,310,898
PVH Corp.	11,591	994,624
Skechers USA, Inc., Class A†	24,548	1,305,708
Under Armour, Inc., Class A†	34,515	306,148
Under Armour, Inc., Class C†	34,674	278,779
		8,575,095
Auto Parts & Equipment — 1.7%
Adient PLC†	17,447	644,492
Autoliv, Inc.	14,188	1,217,472
Dana, Inc.	23,336	345,139
Fox Factory Holding Corp.†	7,731	857,136
Gentex Corp.	42,907	1,183,804
Goodyear Tire & Rubber Co.†	51,737	552,034
Lear Corp.	10,815	1,380,643
Visteon Corp.†	5,148	722,728
		6,903,448
Banks — 5.3%
Associated Banc-Corp	27,502	490,361
Bank of Hawaii Corp.	7,286	352,861
Bank OZK	20,146	719,615
Cadence Bank	33,369	674,721
Cathay General Bancorp	13,305	424,031
Columbia Banking System, Inc.	38,038	812,492
Commerce Bancshares, Inc.	20,805	1,161,959
Cullen/Frost Bankers, Inc.	11,772	1,297,863
East West Bancorp, Inc.	25,780	1,332,568
First Financial Bankshares, Inc.	23,742	694,691
First Horizon Corp.	98,149	1,722,515
FNB Corp.	65,932	756,900
Fulton Financial Corp.	30,655	365,714
Glacier Bancorp, Inc.	20,262	673,306
Hancock Whitney Corp.	15,674	572,415
Home BancShares, Inc.	34,605	753,351
International Bancshares Corp.	9,657	412,064
Old National Bancorp	53,574	718,427
Pinnacle Financial Partners, Inc.	13,992	758,786
Prosperity Bancshares, Inc.	16,702	1,045,879
SouthState Corp.	13,845	955,028
Synovus Financial Corp.	26,610	819,588
Texas Capital Bancshares, Inc.†	8,821	443,255
UMB Financial Corp.	7,954	505,954
United Bankshares, Inc.	24,558	813,607
Valley National Bancorp	76,874	721,078
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	31,827	$ 1,187,147
Wintrust Financial Corp.	11,114	759,864
		21,946,040
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	1,724	547,387
Celsius Holdings, Inc.†	7,389	706,167
Coca-Cola Consolidated, Inc.	842	496,325
		1,749,879
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	19,811	701,508
Exelixis, Inc.†	59,278	1,084,787
Halozyme Therapeutics, Inc.†	24,731	794,607
United Therapeutics Corp.†	8,336	1,918,364
		4,499,266
Building Materials — 3.2%
Builders FirstSource, Inc.†	26,919	2,551,114
Eagle Materials, Inc.	6,594	977,297
Fortune Brands Innovations, Inc.	23,456	1,517,369
Lennox International, Inc.	5,904	1,664,397
Louisiana-Pacific Corp.	13,113	783,370
MDU Resources Group, Inc.	37,194	1,086,809
Owens Corning	17,094	1,825,810
Simpson Manufacturing Co., Inc.	7,791	979,952
Trex Co., Inc.†	20,072	1,097,135
UFP Industries, Inc.	11,274	885,234
		13,368,487
Chemicals — 2.6%
Ashland, Inc.	9,133	928,004
Avient Corp.	15,636	602,142
Axalta Coating Systems, Ltd.†	40,349	1,273,818
Cabot Corp.	10,302	739,272
Chemours Co.	27,132	788,727
Ingevity Corp.†	6,425	460,930
NewMarket Corp.	1,224	489,110
Olin Corp.	22,505	1,246,777
RPM International, Inc.	23,611	1,936,810
Sensient Technologies Corp.	7,689	572,523
Valvoline, Inc.	31,448	1,086,528
Westlake Corp.	6,298	716,587
		10,841,228
Commercial Services — 3.7%
ASGN, Inc.†	9,127	653,402
Avis Budget Group, Inc.†	4,551	804,025
Brink's Co.	8,496	533,974
Euronet Worldwide, Inc.†	8,618	954,357
FTI Consulting, Inc.†	6,296	1,136,428
Graham Holdings Co., Class B	702	404,050
Grand Canyon Education, Inc.†	5,610	665,907
GXO Logistics, Inc.†	21,700	1,152,921
H&R Block, Inc.	27,852	944,461
Hertz Global Holdings, Inc.†	29,485	491,810
Insperity, Inc.	6,508	796,970
John Wiley & Sons, Inc., Class A	7,830	302,003
ManpowerGroup, Inc.	9,247	700,090
Paylocity Holding Corp.†	7,549	1,459,146
Progyny, Inc.†	13,761	457,416
R1 RCM, Inc.†	25,140	391,933

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Service Corp. International	28,132	$ 1,974,585
WEX, Inc.†	7,973	1,414,011
		15,237,489
Computers — 2.6%
CACI International, Inc., Class A†	4,300	1,347,276
Crane Holdings Co.	8,729	413,405
ExlService Holdings, Inc.†	6,048	1,078,842
Genpact, Ltd.	30,781	1,371,294
KBR, Inc.	25,094	1,423,583
Kyndryl Holdings, Inc.†	37,451	541,541
Lumentum Holdings, Inc.†	12,529	604,524
Maximus, Inc.	11,116	929,853
NCR Corp.†	25,241	562,622
Qualys, Inc.†	6,323	714,120
Science Applications International Corp.	9,992	1,019,484
Super Micro Computer, Inc.†	8,535	899,845
		10,906,389
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	67,056	795,955
Distribution/Wholesale — 0.8%
Univar Solutions, Inc.†	29,844	1,059,462
Watsco, Inc.	6,084	2,107,376
		3,166,838
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	6,890	994,778
Evercore, Inc., Class A	6,535	745,447
Federated Hermes, Inc.	15,462	639,972
Interactive Brokers Group, Inc., Class A	18,816	1,464,826
Janus Henderson Group PLC	24,240	629,028
Jefferies Financial Group, Inc.	33,093	1,059,969
Navient Corp.	18,547	306,767
SEI Investments Co.	18,650	1,098,672
SLM Corp.	44,026	661,271
Stifel Financial Corp.	19,269	1,155,562
Voya Financial, Inc.	17,742	1,356,908
Western Union Co.	68,316	746,694
		10,859,894
Electric — 1.8%
ALLETE, Inc.	10,455	652,183
Black Hills Corp.	11,903	777,147
Hawaiian Electric Industries, Inc.	20,023	785,102
IDACORP, Inc.	9,248	1,027,638
NorthWestern Corp.	10,568	619,496
OGE Energy Corp.	36,618	1,374,639
Ormat Technologies, Inc.	9,601	823,862
PNM Resources, Inc.	15,700	755,641
Portland General Electric Co.	16,329	826,574
		7,642,282
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	5,862	922,562
Belden, Inc.	7,829	617,630
Energizer Holdings, Inc.	12,150	406,174
EnerSys	7,472	619,952
Littelfuse, Inc.	4,528	1,096,863
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Novanta, Inc.†	6,528	$ 997,739
Universal Display Corp.	7,949	1,060,873
		5,721,793
Electronics — 3.2%
Arrow Electronics, Inc.†	10,661	1,219,938
Avnet, Inc.	16,714	689,620
Coherent Corp.†	25,417	867,736
Hubbell, Inc.	9,804	2,640,413
Jabil, Inc.	24,377	1,905,063
National Instruments Corp.	23,882	1,390,649
nVent Electric PLC	30,470	1,277,607
TD SYNNEX Corp.	7,675	683,382
Vicor Corp.†	4,077	175,189
Vishay Intertechnology, Inc.	23,699	504,552
Vontier Corp.	28,898	784,003
Woodward, Inc.	10,925	1,049,018
		13,187,170
Energy-Alternate Sources — 0.2%
SunPower Corp.†	15,611	206,378
Sunrun, Inc.†	38,978	820,097
		1,026,475
Engineering & Construction — 1.8%
AECOM	25,415	2,110,716
Arcosa, Inc.	1	68
EMCOR Group, Inc.	8,716	1,490,436
Exponent, Inc.	9,262	852,567
Fluor Corp.†	25,989	755,240
MasTec, Inc.†	10,837	962,434
TopBuild Corp.†	5,848	1,318,607
		7,490,068
Entertainment — 1.1%
Churchill Downs, Inc.	6,020	1,761,030
Light & Wonder, Inc.†	17,134	1,033,009
Marriott Vacations Worldwide Corp.	7,009	943,131
Penn Entertainment, Inc.†	28,372	845,202
		4,582,372
Environmental Control — 0.8%
Clean Harbors, Inc.†	9,198	1,335,182
Stericycle, Inc.†	16,861	769,704
Tetra Tech, Inc.	9,735	1,347,032
		3,451,918
Food — 2.0%
Flowers Foods, Inc.	35,142	966,756
Grocery Outlet Holding Corp.†	16,192	482,198
Ingredion, Inc.	12,016	1,275,739
Lancaster Colony Corp.	3,631	759,315
Performance Food Group Co.†	28,559	1,790,364
Pilgrim's Pride Corp.†	8,218	187,452
Post Holdings, Inc.†	9,807	887,435
Sprouts Farmers Market, Inc.†	19,361	671,052
US Foods Holding Corp.†	37,432	1,437,389
		8,457,700
Food Service — 0.4%
Aramark	47,649	1,653,420
Gas — 1.3%
National Fuel Gas Co.	16,790	938,561

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
New Jersey Resources Corp.	17,721	$ 915,112
ONE Gas, Inc.	9,903	762,036
Southwest Gas Holdings, Inc.	11,888	665,728
Spire, Inc.	9,611	650,953
UGI Corp.	38,329	1,298,587
		5,230,977
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	10,561	1,772,136
MSA Safety, Inc.	6,739	874,385
Regal Rexnord Corp.	12,099	1,574,806
		4,221,327
Healthcare-Products — 4.6%
Azenta, Inc.†	12,639	549,670
Bruker Corp.	18,294	1,447,604
Enovis Corp.†	8,716	507,707
Envista Holdings Corp.†	29,850	1,148,926
Globus Medical, Inc., Class A†	14,241	827,972
Haemonetics Corp.†	9,227	772,392
ICU Medical, Inc.†	3,685	696,981
Inari Medical, Inc.†	8,832	586,621
Integra LifeSciences Holdings Corp.†	13,290	735,203
Lantheus Holdings, Inc.†	12,590	1,075,816
LivaNova PLC†	9,790	468,941
Masimo Corp.†	8,845	1,672,943
Neogen Corp.†	39,536	680,810
Omnicell, Inc.†	8,167	496,309
Patterson Cos., Inc.	15,801	428,365
Penumbra, Inc.†	6,947	1,973,782
QuidelOrtho Corp.†	9,785	880,161
Repligen Corp.†	9,445	1,432,145
Shockwave Medical, Inc.†	6,611	1,918,248
STAAR Surgical Co.†	8,817	621,334
		18,921,930
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	16,640	1,202,906
Amedisys, Inc.†	5,943	477,223
Chemed Corp.	2,720	1,499,400
Encompass Health Corp.	18,252	1,170,866
HealthEquity, Inc.†	15,481	827,459
Medpace Holdings, Inc.†	4,608	922,245
Sotera Health Co.†	18,060	302,866
Syneos Health, Inc.†	18,822	738,952
Tenet Healthcare Corp.†	19,776	1,449,976
		8,591,893
Home Builders — 0.8%
KB Home	14,930	654,233
Taylor Morrison Home Corp.†	19,817	853,914
Thor Industries, Inc.	9,789	773,527
Toll Brothers, Inc.	18,808	1,202,019
		3,483,693
Home Furnishings — 0.5%
Leggett & Platt, Inc.	24,253	783,614
Tempur Sealy International, Inc.	31,167	1,167,828
		1,951,442
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,388	440,292
Security Description	Shares or Principal Amount	Value

Housewares — 0.1%
Scotts Miracle-Gro Co.	7,471	$ 499,138
Insurance — 4.2%
American Financial Group, Inc.	12,779	1,568,367
Brighthouse Financial, Inc.†	12,488	551,970
CNO Financial Group, Inc.	20,914	469,310
Essent Group, Ltd.	19,696	836,489
First American Financial Corp.	18,938	1,091,018
Hanover Insurance Group, Inc.	6,511	778,455
Kemper Corp.	11,699	569,156
Kinsale Capital Group, Inc.	3,968	1,296,385
MGIC Investment Corp.	53,671	798,088
Old Republic International Corp.	50,453	1,274,947
Primerica, Inc.	6,749	1,231,760
Reinsurance Group of America, Inc.	12,195	1,735,593
RenaissanceRe Holdings, Ltd.	7,997	1,722,634
RLI Corp.	7,402	1,029,248
Selective Insurance Group, Inc.	11,036	1,063,098
Unum Group	34,204	1,443,409
		17,459,927
Internet — 0.2%
TripAdvisor, Inc.†	19,166	339,813
Ziff Davis, Inc.†	8,632	631,345
		971,158
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.†	94,252	1,449,596
Commercial Metals Co.	21,423	1,000,240
Reliance Steel & Aluminum Co.	10,735	2,660,133
United States Steel Corp.	41,447	948,307
		6,058,276
Leisure Time — 1.0%
Brunswick Corp.	13,262	1,124,485
Harley-Davidson, Inc.	24,332	902,717
Polaris, Inc.	9,965	1,082,697
Topgolf Callaway Brands Corp.†	25,357	562,165
YETI Holdings, Inc.†	15,775	622,324
		4,294,388
Lodging — 1.0%
Boyd Gaming Corp.	14,509	1,006,924
Choice Hotels International, Inc.	5,069	646,399
Hilton Grand Vacations, Inc.†	14,521	621,499
Travel & Leisure Co.	14,867	568,960
Wyndham Hotels & Resorts, Inc.	16,155	1,102,094
		3,945,876
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,961	915,256
Terex Corp.	12,346	550,508
		1,465,764
Machinery-Diversified — 3.0%
AGCO Corp.	11,325	1,403,621
Chart Industries, Inc.†	7,784	1,036,050
Cognex Corp.	31,630	1,508,435
Crane Co.†	8,729	629,099
Esab Corp.	9,450	551,502
Flowserve Corp.	23,905	798,188
Graco, Inc.	30,825	2,444,114
Middleby Corp.†	9,856	1,388,513

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Toro Co.	19,146	$ 1,996,162
Watts Water Technologies, Inc., Class A	4,996	808,003
		12,563,687
Media — 1.1%
Cable One, Inc.	882	668,917
New York Times Co., Class A	30,113	1,196,992
Nexstar Media Group, Inc.	6,897	1,196,285
TEGNA, Inc.	40,808	697,817
World Wrestling Entertainment, Inc., Class A	7,928	849,644
		4,609,655
Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	11,441	980,722
Timken Co.	12,108	930,500
Valmont Industries, Inc.	3,902	1,133,765
Worthington Industries, Inc.	5,546	329,377
		3,374,364
Mining — 0.8%
Alcoa Corp.	32,369	1,202,185
MP Materials Corp.†	16,886	365,919
Royal Gold, Inc.	12,007	1,590,207
		3,158,311
Miscellaneous Manufacturing — 1.8%
Axon Enterprise, Inc.†	12,366	2,605,640
Carlisle Cos., Inc.	9,459	2,041,725
Donaldson Co., Inc.	22,257	1,414,432
ITT, Inc.	15,126	1,277,240
		7,339,037
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	20,515	321,470
Oil & Gas — 2.5%
Antero Resources Corp.†	50,505	1,161,110
Chord Energy Corp.	7,610	1,083,131
CNX Resources Corp.†	31,117	483,247
HF Sinclair Corp.	24,599	1,085,062
Matador Resources Co.	20,532	1,006,684
Murphy Oil Corp.	26,728	981,185
PBF Energy, Inc., Class A	20,905	728,748
PDC Energy, Inc.	16,854	1,096,353
Range Resources Corp.	44,197	1,169,011
Southwestern Energy Co.†	201,852	1,047,612
Valaris, Ltd.†	11,001	660,060
		10,502,203
Oil & Gas Services — 0.5%
ChampionX Corp.	36,332	983,871
NOV, Inc.	71,847	1,203,437
		2,187,308
Packaging & Containers — 0.9%
AptarGroup, Inc.	11,941	1,415,128
Greif, Inc., Class A	4,683	294,046
Silgan Holdings, Inc.	15,302	753,776
Sonoco Products Co.	17,836	1,081,218
		3,544,168
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	24,431	$ 879,272
Jazz Pharmaceuticals PLC†	11,517	1,617,793
Neurocrine Biosciences, Inc.†	17,667	1,785,074
Option Care Health, Inc.†	30,609	984,079
Perrigo Co. PLC	24,627	915,878
		6,182,096
Pipelines — 0.5%
Antero Midstream Corp.	61,263	659,190
DT Midstream, Inc.	17,696	871,882
Equitrans Midstream Corp.	79,158	407,663
		1,938,735
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,681	1,207,006
REITS — 7.5%
Agree Realty Corp.	16,201	1,101,506
Annaly Capital Management, Inc.	85,657	1,711,427
Apartment Income REIT Corp.	27,204	1,006,004
Brixmor Property Group, Inc.	54,856	1,170,078
Corporate Office Properties Trust	20,563	470,687
Cousins Properties, Inc.	27,716	604,486
CubeSmart	41,076	1,868,547
Douglas Emmett, Inc.	32,153	414,131
EastGroup Properties, Inc.	7,970	1,327,483
EPR Properties	13,722	575,775
First Industrial Realty Trust, Inc.	24,168	1,268,095
Healthcare Realty Trust, Inc.	69,609	1,376,866
Highwoods Properties, Inc.	19,244	441,072
Independence Realty Trust, Inc.	40,942	681,684
Kilroy Realty Corp.	19,274	563,572
Kite Realty Group Trust	40,075	830,354
Lamar Advertising Co., Class A	15,961	1,686,759
Life Storage, Inc.	15,547	2,089,206
Macerich Co.	39,369	393,296
Medical Properties Trust, Inc.	109,558	960,824
National Retail Properties, Inc.	33,190	1,443,765
National Storage Affiliates Trust	15,456	595,829
Omega Healthcare Investors, Inc.	42,846	1,146,559
Park Hotels & Resorts, Inc.	41,125	495,556
Physicians Realty Trust	41,750	602,035
PotlatchDeltic Corp.	14,775	683,048
Rayonier, Inc.	26,939	844,807
Rexford Industrial Realty, Inc.	34,590	1,929,084
Sabra Health Care REIT, Inc.	42,247	481,616
Spirit Realty Capital, Inc.	25,545	982,461
Starwood Property Trust, Inc.	56,625	1,013,021
Vornado Realty Trust	29,471	442,360
		31,201,993
Retail — 5.3%
AutoNation, Inc.†	6,256	823,915
BJ's Wholesale Club Holdings, Inc.†	24,589	1,877,862
Casey's General Stores, Inc.	6,815	1,559,408
Dick's Sporting Goods, Inc.	10,945	1,587,135
FirstCash Holdings, Inc.	6,858	706,580
Five Below, Inc.†	10,154	2,003,993
Foot Locker, Inc.	14,508	609,191
GameStop Corp., Class A†	46,239	891,950
Gap, Inc.	38,726	371,770
Kohl's Corp.	20,208	445,182
Lithia Motors, Inc.	5,000	1,104,450

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Macy's, Inc.	49,588	$ 810,268
MSC Industrial Direct Co., Inc., Class A	8,655	785,268
Murphy USA, Inc.	3,660	1,007,342
Nordstrom, Inc.	20,496	316,868
Ollie's Bargain Outlet Holdings, Inc.†	10,587	690,802
Papa John's International, Inc.	5,880	439,765
RH†	3,417	871,779
Texas Roadhouse, Inc.	12,239	1,353,878
Victoria's Secret & Co.†	14,784	458,452
Wendy's Co.	31,171	688,879
Williams-Sonoma, Inc.	12,176	1,473,783
Wingstop, Inc.	5,472	1,095,002
		21,973,522
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	124,599	1,331,963
Semiconductors — 2.3%
Allegro MicroSystems, Inc.†	11,910	426,021
Amkor Technology, Inc.	18,371	410,959
Cirrus Logic, Inc.†	10,107	867,080
IPG Photonics Corp.†	5,881	676,198
Lattice Semiconductor Corp.†	25,069	1,997,999
MACOM Technology Solutions Holdings, Inc.†	9,445	551,021
MKS Instruments, Inc.	10,462	877,448
Power Integrations, Inc.	10,423	758,586
Silicon Laboratories, Inc.†	5,835	812,816
SiTime Corp.†	2,941	319,010
Synaptics, Inc.†	7,206	638,163
Wolfspeed, Inc.†	22,757	1,059,338
		9,394,639
Software — 2.0%
ACI Worldwide, Inc.†	20,554	520,633
Aspen Technology, Inc.†	5,331	943,587
Blackbaud, Inc.†	8,158	565,798
CommVault Systems, Inc.†	8,149	474,842
Concentrix Corp.	7,809	753,647
Dynatrace, Inc.†	39,652	1,676,487
Envestnet, Inc.†	10,119	641,342
Manhattan Associates, Inc.†	11,431	1,893,888
Teradata Corp.†	18,620	720,780
		8,191,004
Telecommunications — 1.0%
Calix, Inc.†	10,414	475,920
Ciena Corp.†	27,146	1,249,802
Frontier Communications Parent, Inc.†	40,780	919,181
Iridium Communications, Inc.	22,981	1,458,604
		4,103,507
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	64,822	1,166,796
Transportation — 1.7%
Kirby Corp.†	10,955	787,007
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	29,392	$ 1,655,357
Landstar System, Inc.	6,571	1,156,693
Ryder System, Inc.	9,191	727,560
Saia, Inc.†	4,840	1,441,207
Werner Enterprises, Inc.	10,754	485,758
XPO, Inc.†	21,034	929,282
		7,182,864
Trucking & Leasing — 0.2%
GATX Corp.	6,438	733,353
Water — 0.5%
Essential Utilities, Inc.	43,657	1,864,154
Total Common Stocks (cost $346,371,914)		388,648,204
UNAFFILIATED INVESTMENT COMPANIES — 2.9%
SPDR S&P MidCap 400 Trust ETF (cost $11,871,101)	26,000	11,823,500
Total Long-Term Investment Securities (cost $358,243,015)		400,471,704
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
2.60%, 06/15/2023(1)	$ 100,000	99,410
2.77%, 06/15/2023(1)	750,000	745,572
3.09%, 08/10/2023(1)	200,000	197,255
3.12%, 08/10/2023(1)	150,000	147,941
3.97%, 10/05/2023(1)	200,000	195,796
Total Short-Term Investments (cost $1,390,570)		1,385,974
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $12,130,395 and collateralized by $10,027,400 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $12,371,602 (cost $12,128,940)	12,128,940	12,128,940
TOTAL INVESTMENTS (cost $371,762,525)	100.0%	413,986,618
Other assets less liabilities	(0.0)	(40,722)
NET ASSETS	100.0%	$413,945,896
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
52	Long	S&P Mid Cap 400 E-Mini Index	June 2023	$12,841,859	$13,003,120	$161,261
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$388,648,204	$—	$—	$388,648,204
Unaffiliated Investment Companies	11,823,500	—	—	11,823,500
Short-Term Investments	—	1,385,974	—	1,385,974
Repurchase Agreements	—	12,128,940	—	12,128,940
Total Investments at Value	$400,471,704	$13,514,914	$—	$413,986,618
Other Financial Instruments:†
Futures Contracts	$161,261	$—	$—	$161,261
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 1.1%
Aristocrat Leisure, Ltd.	154,983	$ 3,896,767
Belgium — 0.5%
KBC Group NV	25,519	1,822,159
Bermuda — 1.2%
Hiscox, Ltd.	308,244	4,581,138
Canada — 5.8%
Barrick Gold Corp.	465,984	8,859,835
Constellation Software, Inc.	5,133	10,046,715
Tourmaline Oil Corp.	55,686	2,501,832
		21,408,382
Cayman Islands — 0.7%
Minth Group, Ltd.	902,200	2,607,925
Denmark — 3.6%
Carlsberg A/S, Class B	51,521	8,510,036
Tryg A/S	190,818	4,509,170
		13,019,206
Finland — 1.4%
Kone Oyj, Class B	91,016	5,190,171
France — 17.2%
AXA SA	214,461	7,001,437
Legrand SA	71,737	6,786,992
L'Oreal SA	8,871	4,233,849
LVMH Moet Hennessy Louis Vuitton SE	7,535	7,240,644
Pernod Ricard SA	32,880	7,595,298
Safran SA	51,518	8,015,962
Sanofi	58,395	6,436,304
Teleperformance	18,842	3,754,101
Thales SA	40,899	6,239,641
Worldline SA*†	130,942	5,693,150
		62,997,378
Germany — 13.3%
adidas AG	24,676	4,338,873
Deutsche Boerse AG	27,021	5,148,193
Deutsche Post AG	177,383	8,513,461
Infineon Technologies AG	143,022	5,192,962
Knorr-Bremse AG	67,930	4,754,078
MTU Aero Engines AG	28,577	7,487,864
SAP SE	97,376	13,190,583
		48,626,014
Hong Kong — 1.4%
AIA Group, Ltd.	466,200	5,086,794
Italy — 2.4%
Moncler SpA	117,460	8,708,470
Japan — 5.2%
Hoya Corp.	54,346	5,724,721
Keyence Corp.	4,758	2,147,332
Kirin Holdings Co., Ltd.	149,590	2,432,087
Shiseido Co., Ltd.	121,500	6,094,910
SMC Corp.	5,200	2,603,865
		19,002,915
Jersey — 0.8%
Experian PLC	81,367	2,875,177
Security Description	Shares or Principal Amount	Value

Netherlands — 5.1%
Heineken NV	100,651	$ 11,552,838
QIAGEN NV†	161,683	7,221,050
		18,773,888
Singapore — 1.6%
DBS Group Holdings, Ltd.	232,100	5,756,457
South Korea — 4.0%
Samsung Electronics Co., Ltd.	197,996	9,754,945
SK Hynix, Inc.	74,364	5,008,730
		14,763,675
Sweden — 5.1%
Atlas Copco AB, Class A	373,907	5,413,534
Epiroc AB, Class A	235,157	4,706,747
Hexagon AB, Class B	207,355	2,372,330
Svenska Handelsbanken AB, Class A	691,014	6,112,280
		18,604,891
Switzerland — 5.8%
Alcon, Inc.	32,136	2,338,056
Novartis AG	42,187	4,317,867
Partners Group Holding AG	3,501	3,399,651
Roche Holding AG	20,913	6,554,925
UBS Group AG	236,643	4,809,692
		21,420,191
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	106,139	8,947,518
United Kingdom — 19.2%
Associated British Foods PLC	267,330	6,577,397
AstraZeneca PLC	54,136	7,965,998
British American Tobacco PLC	129,275	4,775,825
Halma PLC	84,709	2,466,760
Imperial Brands PLC	201,157	4,975,244
Legal & General Group PLC	1,010,264	2,983,552
Prudential PLC	472,230	7,234,530
Reckitt Benckiser Group PLC	127,227	10,289,389
RELX PLC (LSE)	124,601	4,144,747
RELX PLC (XAMS)	128,804	4,283,260
Shell PLC	341,293	10,499,809
St. James's Place PLC	269,502	4,094,087
		70,290,598
TOTAL INVESTMENTS (cost $315,855,573)	97.8%	358,379,714
Other assets less liabilities	2.2	8,174,779
NET ASSETS	100.0%	$366,554,493
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $5,693,150 representing 1.6% of net assets.
†	Non-income producing security
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation*
Insurance	8.6%
Beverages	8.2
Semiconductors	7.8
Pharmaceuticals	7.0
Software	6.3
Aerospace/Defense	6.0
Banks	5.1
Machinery-Diversified	4.8
Commercial Services	4.6
Oil & Gas	3.6
Apparel	3.2
Cosmetics/Personal Care	2.9
Household Products/Wares	2.8
Agriculture	2.6
Healthcare-Products	2.6
Diversified Financial Services	2.5
Mining	2.4
Retail	2.4
Transportation	2.3
Electronics	2.2
Electrical Components & Equipment	1.8
Food	1.8
Miscellaneous Manufacturing	1.3
Machinery-Construction & Mining	1.3
Entertainment	1.1
Computers	1.0
Private Equity	0.9
Auto Parts & Equipment	0.7
97.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$21,408,382	$—	$—	$21,408,382
Taiwan	8,947,518	—	—	8,947,518
Other Countries	—	328,023,814	—	328,023,814
Total Investments at Value	$30,355,900	$328,023,814	$—	$358,379,714
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Australia — 4.3%
AGL Energy, Ltd.	990,308	$ 5,452,183
AMP, Ltd.	839,126	631,801
Ampol, Ltd.	87,053	1,730,146
Aurizon Holdings, Ltd.	399,143	905,232
BlueScope Steel, Ltd.	57,141	754,631
Brambles, Ltd.	24,500	231,715
Medibank Private, Ltd.	498,223	1,176,393
Metcash, Ltd.	271,724	703,716
Rio Tinto, Ltd.	54,314	4,057,656
Scentre Group	760,409	1,453,774
Stockland	394,735	1,165,031
Suncorp Group, Ltd.	415,937	3,453,317
Vicinity, Ltd.	41,835	58,326
Viva Energy Group, Ltd.*	288,770	593,327
		22,367,248
Austria — 0.5%
Strabag SE	2,202	95,996
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,151	328,149
voestalpine AG	54,189	1,881,042
		2,305,187
Belgium — 0.5%
bpost SA	73,725	362,907
Etablissements Franz Colruyt NV	5,982	166,192
Euronav NV	98,981	1,686,748
Proximus SADP	43,345	370,063
		2,585,910
Bermuda — 0.7%
First Pacific Co., Ltd.	360,000	120,526
Jardine Matheson Holdings, Ltd.	3,000	145,215
Kerry Properties, Ltd.	298,500	771,441
Nine Dragons Paper Holdings, Ltd.	184,000	127,468
Skyworth Group, Ltd.	1,706,000	854,187
VEON, Ltd. ADR†	50,073	994,450
Yue Yuen Industrial Holdings, Ltd.	339,500	510,360
		3,523,647
Canada — 5.0%
Atco, Ltd., Class I	51,251	1,693,551
Bausch Health Cos., Inc.†	84,000	618,135
Canadian Tire Corp., Ltd., Class A	3,891	510,079
Canadian Utilities, Ltd., Class A	15,668	452,977
Celestica, Inc.†	95,400	1,035,081
CI Financial Corp.	44,620	439,333
Finning International, Inc.	48,100	1,246,478
George Weston, Ltd.	2,751	369,386
Gildan Activewear, Inc.	19,345	629,960
H&R Real Estate Investment Trust	111,519	967,154
Linamar Corp.	3,500	166,365
Loblaw Cos., Ltd.	21,400	2,012,770
Magna International, Inc.	203,909	10,631,533
Onex Corp.	4,381	201,742
RioCan Real Estate Investment Trust	24,607	381,042
Saputo, Inc.	6,600	170,888
Sun Life Financial, Inc.	7,222	354,264
Suncor Energy, Inc.	68,645	2,149,257
Thomson Reuters Corp.	13,403	1,762,467
		25,792,462
Security Description	Shares or Principal Amount	Value

Cayman Islands — 1.7%
CK Asset Holdings, Ltd.	378,500	$ 2,238,027
JOYY, Inc. ADR	30,115	916,399
Kingboard Holdings, Ltd.	252,000	771,886
Kingboard Laminates Holdings, Ltd.	408,500	415,612
Melco Resorts & Entertainment, Ltd. ADR†	284,073	3,874,756
Shimao Group Holdings, Ltd.†(1)	203,500	25,795
WH Group, Ltd.*	1,201,500	670,318
		8,912,793
Denmark — 0.7%
H Lundbeck A/S	123,198	652,252
H Lundbeck A/S, Class A	6,058	30,486
ISS A/S	129,620	2,710,811
Schouw & Co. A/S	690	58,748
		3,452,297
Finland — 2.2%
Kesko Oyj, Class B	8,824	183,932
Nokia Oyj	1,338,873	5,661,017
Nokian Renkaat Oyj	20,583	200,717
Nordea Bank Abp	366,180	4,079,261
Orion Oyj, Class B	6,121	287,745
UPM-Kymmene Oyj	9,293	296,321
Wartsila Oyj Abp	69,892	811,717
		11,520,710
France — 3.8%
ALD SA*	16,004	192,842
AXA SA	49,208	1,606,477
Carrefour SA	253,523	5,275,087
Casino Guichard Perrachon SA†	20,244	172,541
Cie de Saint-Gobain	40,505	2,344,325
Cie Generale des Etablissements Michelin SCA	24,116	768,734
Orange SA	118,637	1,544,109
Renault SA†	32,838	1,219,867
Sanofi	44,111	4,861,920
Valeo	84,897	1,660,913
		19,646,815
Germany — 3.9%
BASF SE	25,789	1,331,564
Bayerische Motoren Werke AG	17,554	1,962,045
Brenntag SE	8,683	706,651
Continental AG	6,883	481,350
Evonik Industries AG	16,614	361,882
Fresenius Medical Care AG & Co. KGaA	50,033	2,428,909
Fresenius SE & Co. KGaA	92,322	2,668,232
Henkel AG & Co. KGaA (Preference Shares)	1,250	100,902
Mercedes-Benz Group AG	47,269	3,681,681
METRO AG†	232,281	1,973,655
Muenchener Rueckversicherungs-Gesellschaft AG	5,072	1,904,473
Schaeffler AG (Preference Shares)	146,641	1,062,895
Talanx AG	8,393	421,196
Telefonica Deutschland Holding AG	325,197	1,099,024
		20,184,459
Hong Kong — 0.8%
Hysan Development Co., Ltd.	20,000	56,598

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
PCCW, Ltd.	221,000	$ 115,285
Sun Art Retail Group, Ltd.	147,000	63,911
Sun Hung Kai Properties, Ltd.	48,000	668,647
Swire Pacific, Ltd., Class A	322,000	2,555,639
Wharf Holdings, Ltd.	379,000	866,064
		4,326,144
Israel — 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,254,439	1,707,045
Check Point Software Technologies, Ltd.†	2,871	365,651
Delek Group, Ltd.	3,694	400,737
G City, Ltd.	41,985	131,768
Israel Corp., Ltd.	954	278,474
Oil Refineries, Ltd.	2,243,770	626,009
Paz Oil Co., Ltd.†	2,988	280,779
Plus500, Ltd.	9,100	190,474
Teva Pharmaceutical Industries, Ltd. ADR†	558,093	4,872,152
		8,853,089
Italy — 4.1%
Assicurazioni Generali SpA	49,481	1,029,920
Enel SpA	1,295,711	8,853,270
Eni SpA	710,844	10,772,028
Leonardo SpA	29,283	348,964
Unipol Gruppo SpA	34,238	192,651
UnipolSai Assicurazioni SpA	54,883	147,499
		21,344,332
Japan — 29.8%
Alfresa Holdings Corp.	51,800	748,773
Alps Alpine Co., Ltd.	121,200	1,106,989
Amada Co., Ltd.	80,800	754,975
Arcs Co., Ltd.	3,700	67,273
Astellas Pharma, Inc.	143,400	2,162,706
Bridgestone Corp.	116,300	4,665,713
Brother Industries, Ltd.	31,200	489,477
Canon Marketing Japan, Inc.	8,800	220,120
Canon, Inc.	271,800	6,491,247
Casio Computer Co., Ltd.	20,100	191,026
Chubu Electric Power Co., Inc.	335,400	3,748,562
Cosmo Energy Holdings Co., Ltd.	32,600	1,039,941
Dai Nippon Printing Co., Ltd.	87,700	2,514,642
Daicel Corp.	128,800	1,015,151
Daiichi Sankyo Co., Ltd.	41,000	1,406,070
Daito Trust Construction Co., Ltd.	51,600	4,882,730
DIC Corp.	41,200	761,118
Ebara Corp.	21,600	946,031
Edion Corp.	97,800	960,993
Electric Power Development Co., Ltd.	112,300	1,796,969
ENEOS Holdings, Inc.	23,500	83,537
Exedy Corp.	21,400	308,241
Fujikura, Ltd.	80,900	551,445
Fujitsu, Ltd.	35,100	4,677,249
Furukawa Electric Co., Ltd.	25,600	468,666
GS Yuasa Corp.	11,400	200,795
H2O Retailing Corp.	79,900	942,953
Hanwa Co., Ltd.	6,200	191,957
Hino Motors, Ltd.†	229,600	905,119
Hokkaido Electric Power Co., Inc.†	81,200	306,283
Security Description	Shares or Principal Amount	Value

Japan (continued)
Hokuriku Electric Power Co.†	29,000	$ 135,499
Iida Group Holdings Co., Ltd.	5,300	94,262
Inabata & Co., Ltd.	34,700	708,460
Isuzu Motors, Ltd.	270,700	3,189,828
Itoham Yonekyu Holdings, Inc.	69,000	378,161
Izumi Co., Ltd.	4,700	110,280
Japan Post Holdings Co., Ltd.	2,151,600	17,758,191
Japan Tobacco, Inc.	225,300	4,847,620
JFE Holdings, Inc.	30,500	360,838
JTEKT Corp.	21,300	175,702
Kajima Corp.	33,100	438,258
Kamigumi Co., Ltd.	3,900	85,472
Kandenko Co., Ltd.	24,500	184,151
Kaneka Corp.	14,600	388,369
Kao Corp.	22,500	910,549
KDDI Corp.	67,100	2,095,383
Konica Minolta, Inc.	121,800	507,630
K's Holdings Corp.	54,200	480,477
Kuraray Co., Ltd.	19,600	183,114
LIXIL Corp.	18,500	291,537
Mazda Motor Corp.	365,600	3,293,913
Medipal Holdings Corp.	108,200	1,653,501
Mitsubishi Electric Corp.	115,600	1,433,228
Mitsubishi Heavy Industries, Ltd.	23,200	879,275
Mitsubishi Shokuhin Co., Ltd.	2,000	51,679
Mitsui Chemicals, Inc.	29,600	747,559
Mixi, Inc.	43,500	919,668
MS&AD Insurance Group Holdings, Inc.	150,700	4,949,930
Nabtesco Corp.	9,700	234,163
Nagase & Co., Ltd.	3,500	55,141
NHK Spring Co., Ltd.	18,700	138,547
Nippon Light Metal Holdings Co., Ltd.	12,400	129,981
Nippon Telegraph & Telephone Corp.	289,800	8,838,141
Nissan Motor Co., Ltd.	1,429,100	5,226,536
Nisshinbo Holdings, Inc.	18,400	141,551
Nitto Denko Corp.	50,300	3,253,700
Nomura Real Estate Holdings, Inc.	3,100	77,168
Otsuka Holdings Co., Ltd.	11,100	380,071
PALTAC Corp.	3,800	146,078
Panasonic Holdings Corp.	762,700	7,182,176
Persol Holdings Co., Ltd.	68,000	1,401,782
Pola Orbis Holdings, Inc.	25,600	355,692
Ricoh Co., Ltd.	199,100	1,649,159
Secom Co., Ltd.	26,400	1,686,530
Sega Sammy Holdings, Inc.	51,900	970,307
Seiko Epson Corp.	39,000	595,843
Sekisui House, Ltd.	119,100	2,448,800
SG Holdings Co., Ltd.	28,400	409,056
Shimamura Co., Ltd.	8,300	762,066
SoftBank Group Corp.	182,400	6,888,744
Sojitz Corp.	24,760	522,277
Sompo Holdings, Inc.	24,900	1,039,089
Square Enix Holdings Co., Ltd.	10,900	536,478
Subaru Corp.	231,700	3,767,333
Sumitomo Electric Industries, Ltd.	18,900	240,993
Sumitomo Heavy Industries, Ltd.	7,100	171,616
Sumitomo Rubber Industries, Ltd.	28,700	262,962
Sundrug Co., Ltd.	2,000	55,097
Suzuken Co., Ltd.	32,300	918,574
Taiheiyo Cement Corp.	39,300	704,319
Taisei Corp.	53,700	1,825,525

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Teijin, Ltd.	5,600	$ 62,539
Toho Holdings Co., Ltd.	12,300	245,120
Tohoku Electric Power Co., Inc.†	293,000	1,508,983
Tokai Rika Co., Ltd.	13,100	181,032
Tokio Marine Holdings, Inc.	77,900	1,567,293
Toppan, Inc.	18,300	389,010
Toyo Seikan Group Holdings, Ltd.	99,800	1,410,953
United Super Markets Holdings, Inc.	37,600	324,906
Yamada Holdings Co., Ltd.	328,500	1,143,676
Yamato Holdings Co., Ltd.	144,700	2,487,471
Yokogawa Electric Corp.	26,100	424,038
Yokohama Rubber Co., Ltd.	2,700	58,574
		154,678,375
Jersey — 0.9%
Glencore PLC	425,489	2,510,635
WPP PLC	170,249	1,976,061
		4,486,696
Luxembourg — 0.3%
Millicom International Cellular SA SDR†	18,235	327,292
RTL Group SA	6,209	290,996
Subsea 7 SA	79,038	902,940
		1,521,228
Mauritius — 0.1%
Golden Agri-Resources, Ltd.	1,330,900	274,811
Netherlands — 6.4%
Akzo Nobel NV	36,797	3,061,368
Koninklijke Ahold Delhaize NV	620,323	21,362,558
Koninklijke Philips NV	241,002	5,093,997
Randstad NV	64,114	3,485,394
Signify NV*	9,170	306,362
		33,309,679
New Zealand — 0.3%
Air New Zealand, Ltd.†	333,661	157,056
Contact Energy, Ltd.	63,949	309,795
Fletcher Building, Ltd.	198,008	552,116
Spark New Zealand, Ltd.	100,527	325,751
		1,344,718
Norway — 0.4%
Atea ASA	19,822	272,349
Telenor ASA	30,711	383,317
Yara International ASA	40,354	1,626,323
		2,281,989
Portugal — 1.0%
EDP - Energias de Portugal SA	305,439	1,685,127
Galp Energia SGPS SA	187,069	2,266,897
Jeronimo Martins SGPS SA	9,754	246,422
Navigator Co. SA	170,966	627,985
Sonae SGPS SA	494,017	563,812
		5,390,243
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	481,400	430,813
Hutchison Port Holdings Trust	1,950,100	370,020
Jardine Cycle & Carriage, Ltd.	37,600	958,219
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Singapore Telecommunications, Ltd.	227,300	$ 435,843
Venture Corp., Ltd.	29,300	373,726
		2,568,621
Spain — 10.1%
ACS Actividades de Construccion y Servicios SA	54,648	1,881,692
Banco Bilbao Vizcaya Argentaria SA	1,175,489	8,647,374
Banco de Sabadell SA	1,681,254	1,757,349
Banco Santander SA	3,428,382	12,085,180
Endesa SA	64,105	1,439,110
Mapfre SA	787,553	1,579,344
Naturgy Energy Group SA	123,648	3,853,560
Repsol SA	450,225	6,613,313
Telefonica SA	3,220,466	14,660,052
		52,516,974
Sweden — 3.3%
Electrolux AB, Class B	20,710	312,297
Hexpol AB	41,076	483,892
Husqvarna AB, Class B	92,395	797,681
Intrum AB	38,482	348,984
JM AB	6,786	109,078
Loomis AB	6,272	201,063
Ratos AB	64,006	221,469
Securitas AB, Class B	181,893	1,634,153
Skanska AB, Class B	22,941	375,427
SKF AB, Class B	91,148	1,657,231
Swedbank AB, Class A	109,175	1,901,301
Telefonaktiebolaget LM Ericsson, Class B	775,833	4,284,693
Telia Co. AB	77,280	215,320
Trelleborg AB, Class B	11,291	284,331
Volvo AB, Class B	192,408	3,980,078
		16,806,998
Switzerland — 3.3%
Adecco Group AG	101,253	3,473,143
Coca-Cola HBC AG	24,114	736,028
Holcim AG	86,634	5,707,326
Kuehne & Nagel International AG	3,631	1,074,969
Swatch Group AG	14,071	4,805,083
Swiss Life Holding AG	317	208,788
Zurich Insurance Group AG	2,107	1,019,118
		17,024,455
United Kingdom — 12.4%
Abrdn PLC	521,022	1,397,262
Berkeley Group Holdings PLC	5,290	295,643
Centrica PLC	7,818,136	11,255,204
Currys PLC	296,147	212,201
Direct Line Insurance Group PLC	528,352	1,143,807
Evraz PLC†(1)	204,785	3,521
GSK PLC	327,449	5,931,871
Imperial Brands PLC	124,939	3,090,134
Inchcape PLC	231,944	2,362,903
International Distributions Services PLC	765,392	2,433,630
Johnson Matthey PLC	21,397	528,384
Kingfisher PLC	279,207	904,937
M&G PLC	2,121,145	5,479,856
Marks & Spencer Group PLC†	655,273	1,355,056
Mondi PLC	25,911	412,307
Pearson PLC	101,099	1,123,613

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	49,804	$ 823,962
Rio Tinto PLC	17,147	1,088,804
Shell PLC	697,827	21,468,505
SSE PLC	107,682	2,484,437
Travis Perkins PLC	41,941	505,404
		64,301,441
Total Long-Term Investment Securities (cost $510,231,753)		511,321,321
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $1,154,291 and collateralized by $954,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $1,177,273 (cost $1,154,153)	$1,154,153	1,154,153
TOTAL INVESTMENTS (cost $511,385,906)	98.9%	512,475,474
Other assets less liabilities	1.1	5,904,510
NET ASSETS	100.0%	$518,379,984
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $1,762,849 representing 0.3% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
SDR—Swedish Depositary Receipt

Industry Allocation*
Telecommunications	9.6%
Oil & Gas	9.1
Insurance	8.6
Food	6.9
Electric	5.8
Banks	5.5
Auto Manufacturers	5.2
Pharmaceuticals	4.6
Auto Parts & Equipment	4.1
Commercial Services	3.4
Gas	3.0
Chemicals	3.0
Retail	2.4
Transportation	2.0
Building Materials	1.9
Real Estate	1.8
Home Furnishings	1.7
Agriculture	1.6
Office/Business Equipment	1.5
Mining	1.5
Computers	1.3
Healthcare-Services	1.2
Healthcare-Products	1.0

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Engineering & Construction	1.0%
REITS	0.8
Distribution/Wholesale	0.7
Lodging	0.7
Home Builders	0.7
Iron/Steel	0.7
Diversified Financial Services	0.6
Machinery-Diversified	0.6
Electronics	0.6
Media	0.5
Holding Companies-Diversified	0.5
Software	0.5
Machinery-Construction & Mining	0.5
Hand/Machine Tools	0.4
Advertising	0.4
Electrical Components & Equipment	0.3
Metal Fabricate/Hardware	0.3
Forest Products & Paper	0.3
Packaging & Containers	0.3
Cosmetics/Personal Care	0.3
Internet	0.2
Repurchase Agreements	0.2
Apparel	0.2
Oil & Gas Services	0.2
Miscellaneous Manufactur	0.2
Beverages	0.2
Biotechnology	0.2
Aerospace/Defense	0.1
98.9%
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$994,450	$2,529,197	$—	$3,523,647
Canada	25,792,462	—	—	25,792,462
Cayman Islands	4,791,155	4,095,843	25,795	8,912,793
Israel	5,237,803	3,615,286	—	8,853,089
United Kingdom	—	64,297,920	3,521	64,301,441
Other Countries	—	399,937,889	—	399,937,889
Repurchase Agreements	—	1,154,153	—	1,154,153
Total Investments at Value	$36,815,870	$475,630,288	$29,316	$512,475,474
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 7.4%
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 280,000	$ 240,836
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	749,345
		990,181
Agriculture — 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	200,000	221,588
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	619,705
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	223,506
		1,064,799
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	160,806	156,488
American Airlines Pass-Through Trust
3.00%, 04/15/2030	488,104	433,226
3.25%, 04/15/2030	139,353	120,145
3.38%, 11/01/2028	125,160	108,698
4.00%, 08/15/2030	71,000	62,985
British Airways Pass-Through Trust
3.35%, 12/15/2030*	419,835	376,846
3.80%, 03/20/2033*	419,997	390,950
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	362,696	303,640
United Airlines Pass-Through Trust
2.88%, 04/07/2030	709,259	631,492
3.10%, 04/07/2030	709,259	608,269
4.55%, 02/25/2033	751,040	664,627
US Airways Pass Through Trust
5.90%, 04/01/2026	36,746	36,568
		3,893,934
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC
6.80%, 05/12/2028	700,000	700,419
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	842,006
4.35%, 09/17/2027*	400,000	366,562
		1,908,987
Banks — 1.8%
Bank of Ireland Group PLC
4.50%, 11/25/2023*	1,300,000	1,283,769
Barclays PLC
5.30%, 08/09/2026	300,000	297,408
BNP Paribas SA
3.13%, (SOFR+1.56%), 01/20/2033*	800,000	672,096
Citigroup, Inc.
4.40%, 06/10/2025	750,000	737,238
Security Description		Shares or Principal Amount	Value

Banks (continued)
Credit Suisse Group AG
3.75%, 03/26/2025		$ 250,000	$ 233,097
7.75%, 03/01/2029	EUR	600,000	720,643
Credit Suisse Group AG FRS
4.18%, (3 ME+1.00%), 01/16/2026	EUR	200,000	206,576
6.37%, (SOFR+3.34%), 07/15/2026*		1,700,000	1,652,707
HSBC Holdings PLC
6.33%, 03/09/2044		500,000	526,639
7.39%, 11/03/2028		1,100,000	1,184,096
ING Groep NV
4.02%, 03/28/2028		700,000	668,563
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,366,909
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	579,872
Natwest Group PLC
4.89%, 05/18/2029		1,100,000	1,070,541
NatWest Group PLC
7.47%, 11/10/2026		1,500,000	1,569,227
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	350,791
3.45%, 06/02/2025		700,000	663,590
5.81%, 09/09/2026		1,100,000	1,090,606
Societe Generale SA
4.68%, 06/15/2027*		1,800,000	1,765,064
Stichting AK Rabobank Certificaten
6.50%, 06/29/2023(1)	EUR	945,450	988,400
			17,627,832
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	617,720
5.15%, 03/02/2028		400,000	409,405
Illumina, Inc.
2.55%, 03/23/2031		400,000	335,583
			1,362,708
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	183,256
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	896,644
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	394,684
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	267,310
2.88%, 02/15/2025*		400,000	375,363
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	438,500
Lazard Group LLC
4.38%, 03/11/2029		200,000	190,741
LeasePlan Corp NV
2.88%, 10/24/2024*		1,200,000	1,149,109

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.
2.33%, 01/22/2027	$ 500,000	$ 444,367
2.71%, 01/22/2029	700,000	600,496
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	112,000	110,884
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	354,036
		5,222,134
Electric — 1.3%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	196,901
Alabama Power Co.
3.70%, 12/01/2047	300,000	239,360
Appalachian Power Co.
4.50%, 08/01/2032	200,000	193,755
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	251,595
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	814,452
DTE Electric Co.
5.20%, 04/01/2033	100,000	104,405
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	675,769
Edison International
6.95%, 11/15/2029	400,000	434,470
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,375,918
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,756,759
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,296,903
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	799,260
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	104,317
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	600,000	609,976
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	454,403
3.50%, 06/15/2025	30,000	28,647
4.25%, 03/15/2046	1,300,000	962,664
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	767,688
Southern California Edison Co.
3.90%, 03/15/2043	200,000	165,489
4.00%, 04/01/2047	1,500,000	1,239,726
4.05%, 03/15/2042	200,000	167,666
4.65%, 10/01/2043	480,000	441,284
		13,081,407
Electronics — 0.1%
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	469,299
Security Description	Shares or Principal Amount	Value

Food — 0.0%
General Mills, Inc.
4.95%, 03/29/2033	$ 200,000	$ 203,701
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	996,441
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,172,474
		2,168,915
Healthcare-Services — 0.3%
Banner Health
1.90%, 01/01/2031	500,000	416,474
Centene Corp.
2.63%, 08/01/2031	600,000	491,316
HCA, Inc.
4.13%, 06/15/2029	300,000	284,429
Humana, Inc.
3.70%, 03/23/2029	1,100,000	1,041,182
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	566,753
		2,800,154
Insurance — 0.2%
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	400,000	340,218
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	635,618
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,378,116
		2,353,952
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	596,851
Sands China, Ltd.
4.30%, 01/08/2026	400,000	375,904
5.90%, 08/08/2028	200,000	194,456
		1,167,211
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	812,132
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	300,000	183,624
4.80%, 03/01/2050	1,100,000	833,017
		1,016,641
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	182,768
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	100,993
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,732
4.50%, 03/04/2029*	300,000	290,988
		584,481

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028*	$ 400,000	$ 400,233
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	268,328
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,653
6.05%, 06/01/2041	1,200,000	1,205,636
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,070,000	753,395
		2,267,012
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,259,539
Regional(State/Province) — 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023*	2,700,000	2,658,501
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	96,386
American Tower Corp.
2.10%, 06/15/2030	400,000	329,283
4.00%, 06/01/2025	690,000	677,675
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	75,977
Extra Space Storage LP
5.70%, 04/01/2028	300,000	306,959
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	93,630
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,114,763
Highwoods Realty LP
2.60%, 02/01/2031	100,000	72,887
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	600,000	449,909
Physicians Realty LP
3.95%, 01/15/2028	315,000	295,664
VICI Properties LP
4.75%, 02/15/2028	1,000,000	964,390
		4,477,523
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	82,617
Micron Technology, Inc.
6.75%, 11/01/2029	600,000	632,293
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	880,569
		1,595,479
Security Description	Shares or Principal Amount	Value

Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	$ 700,000	$ 674,498
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	960,017
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	615,364
3.40%, 10/15/2052	700,000	506,478
		2,081,859
Trucking & Leasing — 0.1%
DAE Funding LLC
1.55%, 08/01/2024*	200,000	189,231
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	300,000	293,092
		482,323
Total Corporate Bonds & Notes (cost $78,970,345)		72,808,691
ASSET BACKED SECURITIES — 2.8%
Auto Loan Receivables — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*	1,900,000	1,914,596
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 5.47%, (SOFR30A+0.72%), 03/15/2026	1,900,000	1,902,481
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026	700,000	698,324
		4,515,401
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 5.19%, (1 ML+0.63%), 12/25/2035	16,476	16,395
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 5.29%, (1 ML+0.27%), 07/25/2036	260,358	215,386
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 5.85%, (1 ML+0.83%), 10/25/2034	446,120	413,240
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 5.74%, (1 ML+0.72%), 10/25/2035	1,945,179	1,807,326

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 5.94%, (1 ML+0.92%), 03/25/2035	$ 114,795	$ 112,670
RASC Trust FRS
Series 2005-KS6, Class M6 6.07%, (1 ML+1.05%), 07/25/2035	53,948	53,749
		2,618,766
Other Asset Backed Securities — 2.0%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.20%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,079,082
BDS LLC FRS
Series 2022-FL11, Class ATS 6.72%, (TSFR 1M+1.80%), 03/19/2039*	1,000,000	986,003
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.16%, (1 ML+0.14%), 06/25/2037	150,188	137,220
Series 2007-1, Class 2A3 5.16%, (1 ML+0.14%), 07/25/2037	44,731	43,834
Series 2007-10, Class 2A4 5.27%, (1 ML+0.25%), 06/25/2047	559,761	534,525
Series 2006-12, Class 1A 5.28%, (1 ML+0.26%), 12/25/2036	946,587	853,000
Series 2005-3, Class MV7 6.97%, (1 ML+1.95%), 08/25/2035	1,100,000	1,006,328
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.48%, (3 ML+1.23%), 10/15/2029*	264,254	262,141
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 6.66%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,154,990
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.09%, (1 ML+1.07%), 06/25/2035	558,295	521,608
Gallatin CLO IX, Ltd. FRS
Series 2018-1A, Class A 6.31%, (3 ML+1.05%), 01/21/2028*	234,986	232,925
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.01%, (1 ML+1.05%), 02/18/2038*	1,037,103	1,002,217
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 6.45%, (SOFR30A+1.70%), 04/19/2037*	$ 250,000	$ 244,388
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.37%, (TSFR1M+1.45%), 02/17/2039*	400,000	391,627
LCM 30, Ltd. FRS
6.33%, (3 ML+1.08%), 04/20/2031*	1,600,000	1,570,509
LCM XIII LP FRS
6.14%, (3 ML+0.87%), 07/19/2027*	1,089,517	1,074,254
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.12%, (1 ML+1.17%), 06/15/2039*	1,100,000	1,063,257
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.25%, (1 ML+1.30%), 07/15/2036*	500,000	485,011
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,167,353
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.30%, (3 ML+1.04%), 10/15/2030*	596,954	587,080
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 6.33%, (3 ML+1.03%), 01/29/2030*	348,706	343,802
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.10%, (3 ML+1.18%), 11/18/2031*	300,000	296,267
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 5.90%, (3 ML+1.03%), 05/16/2030*	696,270	688,391
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 5.97%, (1 ML+0.95%), 11/25/2065*	243,478	238,126
RAMP Trust FRS
Series 2005-RS6, Class M4 6.00%, (1 ML+0.98%), 06/25/2035	138,085	137,560
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.30%, (3 ML+1.03%), 10/23/2030*	1,042,399	1,030,482

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sculptor CLO XXV, Ltd. FRS
6.53%, (3 ML+1.27%), 01/15/2031*		$ 600,000	$ 589,549
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.40%, (1 ML+1.45%), 02/17/2032*		307,361	306,745
Sound Point CLO XII, Ltd. FRS FRS
Series 2016-2A, Class AR2 6.30%, (3 ML+1.05%), 10/20/2028*		423,766	421,197
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 6.17%, (3 ML+0.90%), 01/23/2029*		223,437	221,400
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		282,534	249,830
Venture XXV CLO, Ltd. FRS
Series 2016-25A, Class ARR 6.27%, (3 ML+1.02%), 04/20/2029*		145,253	143,961
VMC Finance LLC FRS
Series 2022-FL5, Class A 6.66%, (SOFR30A+1.90%), 02/18/2039*		800,000	786,781
			19,851,443
Total Asset Backed Securities (cost $27,579,647)			26,985,610
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 3.3%
ALBA PLC FRS
Series 2005-1, Class A3 4.38%, (3 ML GBP+0.19%), 11/25/2042	GBP	309,955	375,424
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.14%, (1 ML+0.12%), 10/25/2046		11,160	9,497
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		188,713	170,248
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 6.00%, (1 ML+1.05%), 04/15/2036*		1,300,000	1,283,794
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		802,598	757,058
Bruegel DAC FRS
Series 2021-1A, Class A 3.45%, (3 ME+0.80%), 05/22/2031*	EUR	1,855,619	1,945,079
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
BX Trust FRS
Series 2018-GW, Class A 5.75%, (1 ML+0.80%), 05/15/2035*		$ 580,000	$ 571,298
ChaseFlex Trust FRS
Series 2007-2, Class A1 5.58%, (1 ML+0.28%), 05/25/2037		445,914	423,312
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,353,946
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(2)		1,100,000	1,013,380
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		108,086	65,057
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		143,999	107,101
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		645,119	266,813
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.44%, (1 ML+0.42%), 05/25/2036		2,576,298	2,169,394
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 5.91%, (1 ML+0.97%), 06/15/2034*		1,213,867	1,147,469
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(2)		245,849	240,494
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		2,400,000	2,178,887
Eurosail PLC FRS
Series 2007-3A, Class A3C 5.18%, (3 ML GBP+0.95%), 06/13/2045*	GBP	245,482	304,188
Series 2007-3X, Class A3A 5.18%, (3 ML GBP+0.95%), 06/13/2045	GBP	217,620	271,483
Series 2007-3X, Class A3C 5.18%, (3 ML GBP+0.95%), 06/13/2045	GBP	290,115	359,495
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.33%, (1 ML+0.38%), 01/19/2038		12,248	10,788
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 3.38%, 07/19/2035(2)		102,604	74,394

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
HPLY Trust FRS
Series 2019-HIT, Class A 5.95%, (1 ML+1.00%), 11/15/2036*		$ 382,841	$ 376,091
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,514,188
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.54%, (1 ML+0.52%), 07/25/2035		216,334	150,858
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 4.52%, (3 ML GBP+0.19%), 12/01/2060	GBP	455,939	547,022
Series 2008-W1X, Class A1 5.03%, (3 ML GBP+0.60%), 01/01/2061	GBP	682,572	817,365
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		532,458	502,468
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,721,126
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.54%, (1 ML+0.52%), 05/25/2035		16,258	15,517
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,430,655
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	724,987
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		818,316	767,677
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		394,050	370,064
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		479,191	467,396
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.04%, (1 ML+1.10%), 11/15/2038*		900,000	821,321
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 5.77%, (1 ML+0.88%), 09/15/2034*		1,900,000	1,837,665
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,291	309,510
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
Uropa Securities PLC FRS
Series 2007-1, Class A3A 4.50%, (3 ML GBP+0.20%), 10/10/2040	GBP	210,223	$ 252,422
VASA Trust FRS
Series 2021-VASA, Class A 5.85%, (1 ML+0.90%), 07/15/2039*		$ 500,000	464,931
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 4.51%, (COFI 11+1.50%), 08/25/2046		874,811	706,991
Series 2005-AR19, Class A1A1 5.56%, (1 ML+0.54%), 12/25/2045		183,687	175,677
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,819,232
			31,891,762
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
0.94%, (5.89%-1 ML), 09/15/2043(4)(5)		700,180	74,443
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
3.34%, 04/25/2028(2)		2,700,000	2,574,171
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,204,898	1,094,583
Federal Home Loan Mtg. Corp. REMIC FRS
3.97%, (1 ML+0.35%), 01/15/2038		440,996	429,349
Series 4790, Class F 5.14%, (1 ML+0.19%), 10/15/2043		421,565	411,582
Federal Home Loan Mtg. Corp. REMIC VRS
0.10%, 01/15/2038(2)(5)		440,996	19,064
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(5)		313,075	15,582
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.37%, (1 ML+0.35%), 10/25/2040		197,151	195,995
Series 2007-85, Class FL 5.56%, (1 ML+0.54%), 09/25/2037		907,629	900,954
Series 2012-21, Class FQ 5.57%, (1 ML+0.55%), 02/25/2041		109,775	109,631

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC FRS
Series 2016-H14, Class FA 4.62%, (1 ML+0.80%), 06/20/2066	$ 728,692	$ 723,868
Series 2014-H02, Class FB 5.35%, (1 ML+0.65%), 12/20/2063	311,261	310,316
Series 2016-H11, Class F 5.50%, (1 ML+0.80%), 05/20/2066	1,329,658	1,319,243
Series 2016-H17, Class FC 5.53%, (1 ML+0.83%), 08/20/2066	1,779,007	1,765,297
		9,944,078
Total Collateralized Mortgage Obligations (cost $45,121,955)		41,835,840
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.0%
U.S. Government — 7.7%
United States Treasury Bonds
1.13%, 05/15/2040	8,680,000	5,816,278
1.38%, 11/15/2040	17,090,000	11,828,817
1.75%, 08/15/2041	9,500,000	6,910,137
1.88%, 02/15/2041	10,100,000	7,587,230
2.00%, 11/15/2041	15,300,000	11,592,738
2.25%, 05/15/2041(6)(7)	3,100,000	2,471,887
2.75%, 11/15/2047	100,000	83,309
2.88%, 11/15/2046	290,000	247,712
3.00%, 08/15/2052	1,400,000	1,229,812
3.25%, 05/15/2042	4,400,000	4,074,297
3.38%, 08/15/2042	4,800,000	4,520,250
4.00%, 11/15/2042 to 11/15/2052	8,200,000	8,515,781
4.38%, 05/15/2041	5,500,000	6,008,320
United States Treasury Notes TIPS
0.13%, 01/15/2032(8)	1,193,577	1,084,974
0.63%, 07/15/2032(8)	3,726,828	3,537,939
		75,509,481
U.S. Government Agency — 20.3%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	5,206,491	4,579,830
4.00%, 04/01/2048 to 01/01/2050	678,353	657,372
4.50%, 08/01/2048	623,793	618,974
6.00%, 01/01/2053	151,093	153,939
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,728,717	4,159,562
3.79%, 01/01/2029	1,800,000	1,749,955
4.00%, 07/01/2045 to 09/01/2050	28,210,994	27,276,512
6.00%, 01/01/2053	8,748,914	8,912,593
Government National Mtg. Assoc.
4.00%, May 30 TBA	4,300,000	4,134,215
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Tennessee Valley Authority
3.88%, 03/15/2028		$ 1,900,000	$ 1,911,917
Uniform Mtg. Backed Securities
2.00%, June 30 TBA		7,100,000	5,914,217
2.50%, June 30 TBA		23,800,000	20,636,738
3.00%, June 30 TBA		34,700,000	31,205,602
3.50%, June 30 TBA		6,400,000	5,952,500
4.50%, May 30 TBA		53,700,000	52,493,847
5.00%, May 30 TBA		8,400,000	8,351,766
5.50%, June 30 TBA		6,600,000	6,653,109
6.50%, June 30 TBA		13,600,000	14,022,875
			199,385,523
Total U.S. Government & Agency Obligations (cost $293,680,813)			274,895,004
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Banks — 0.0%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	401,758
Sovereign — 0.4%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,033,189
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	566,390
2.63%, 12/02/2040*	EUR	400,000	257,619
3.75%, 02/07/2034*	EUR	860,000	751,425
Republic of Peru
3.30%, 03/11/2041		200,000	153,767
6.15%, 08/12/2032*	PEN	700,000	172,725
Republic of Poland
4.88%, 10/04/2033		400,000	405,957
United Mexican States
6.34%, 05/04/2053		500,000	515,528
			3,856,600
Total Foreign Government Obligations (cost $5,032,523)			4,258,358
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	419,926
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,026,796
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		300,000	314,945
Total Municipal Securities (cost $2,086,170)			1,761,667

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $2,700.00)	185	$ 361,675
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,075.00)	185	616,975
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,475.00)	185	1,161,800
Total Purchased Options (cost $6,715,695)		2,140,450
Total Long-Term Investment Securities (cost $459,187,148)		424,685,620
SHORT-TERM INVESTMENTS — 7.0%
Commercial Paper — 2.1%
Amcor Flexibles North America 5.35%, 05/11/2023*	$ 1,200,000	1,197,752
American Electric Power Co., Inc.
5.28%, 05/22/2023*	2,000,000	1,993,076
5.28%, 05/25/2023*	1,000,000	996,084
Crown Castle, Inc.
5.80%, 05/09/2023*	2,600,000	2,595,754
5.80%, 05/23/2023*	1,000,000	996,203
Dominion Energy, Inc. 5.17%, 05/23/2023	2,000,000	1,992,828
Enbridge (U.S.), Inc. 5.30%, 05/19/2023*	2,000,000	1,993,796
Global Payments, Inc. 5.88%, 06/01/2023	2,000,000	1,989,265
Mondelez International, Inc. 5.14%, 05/16/2023*	1,900,000	1,895,178
Southern California Edison Co. 5.45%, 05/24/2023*	2,000,000	1,992,109
VW Credit, Inc. 5.14%, 05/15/2023*	2,250,000	2,244,554
Walgreens Boots 5.75%, 05/24/2023*	1,000,000	995,987
		20,882,586
Sovereign — 2.9%
Federal Home Loan Bank FRS
4.84%, (SOFR+0.03%), 05/18/2023	7,900,000	7,899,895
4.85%, (SOFR+0.04%), 05/04/2023	12,200,000	12,199,969
4.85%, (SOFR+0.04%), 05/26/2023	8,000,000	7,999,909
		28,099,773
Security Description	Shares or Principal Amount	Value

U.S. Government — 2.0%
United States Treasury Bills
4.40%, 05/02/2023	$ 20,000,000	$ 19,997,692
Total Short-Term Investments (cost $68,988,250)		68,980,051
REPURCHASE AGREEMENTS — 75.5%
Agreement with Goldman Sachs, bearing interest at 4.87% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $123,550,121 and collateralized by $141,988,949 of United States Treasury Bonds, bearing interest at 3.00% due 04/01/2052 and having an approximate value of $127,525,512	123,500,000	123,500,000
Agreement with JPMorgan Chase, bearing interest at 4.87% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $234,495,127 and collateralized by $181,305,436 of United States Treasury Inflation Indexed Bonds, bearing interest at 3.63% due 04/15/2028 and by $65,023,000 of United States Treasury Bonds, bearing interest at 1.25% due 05/15/2050 and having an approximate combined value of $240,100,882	234,400,000	234,400,000
Agreement with JPMorgan Chase, bearing interest at 4.85% dated 04/28/2023, to be repurchased 05/02/2023 in the amount of $148,860,140 and collateralized by $98,780,000 of United States Treasury Bonds, bearing interest at 2.38% due 05/15/2051 and by $78,932,014 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.50% due 01/15/2028 and having an approximate combined value of $153,269,031	148,800,000	148,800,000

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Agreement with Toronto-Dominion Bank, bearing interest at 4.86% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $234,494,932 and collateralized by $33,020,000 of United States Treasury Bonds, bearing interest at 6.25% due 08/15/2023 and by $31,000,000 of United States Treasury Bonds, bearing interest at 2.38% due 05/15/2051 and by $26,000,000 of United States Treasury Bonds, bearing interest at 2.25% due 02/15/2052 and by $38,000,000 of United States Treasury Bonds, bearing interest at 3.25% due 05/15/2042 and by $2,435,000 of United States Treasury Bonds, bearing interest at 3.00% due 08/15/2052 and by $90,000,000 of United States Treasury Notes, bearing interest at 3.00% due 10/31/2025 and by $45,000,000 of United States Treasury Notes, bearing interest at 1.13% due 02/15/2031 and having an approximate combined value of $241,729,905	$234,400,000	$ 234,400,000
Total Repurchase Agreements (cost $741,100,000)		741,100,000
TOTAL INVESTMENTS (cost $1,269,275,398)	125.8%	1,234,765,671
Other assets less liabilities	(25.8)	(253,602,639)
NET ASSETS	100.0%	$981,163,032
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $84,556,134 representing 8.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2023.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
1 ML—1 Month USD LIBOR
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
COFI 11—11th District Cost of Funds Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
EUR—Euro Currency
GBP—British Pound
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ 1	$ (32,300)	$ (32,299)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	1,098	(137,845)	(136,747)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	9,600,000	USD	Fixed 1.441%	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	$ —	$1,377,055	$1,377,055
Centrally Cleared	4,200,000	USD	Fixed 1.750	12-Month SOFR	Annual	Annual	Dec 2051	(169,039)	1,160,374	991,335
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340%	Annual	Annual	Feb 2030	—	3,357	3,357
Centrally Cleared	2,000,000	USD	12-Month SOFR	Fixed 3.400	Annual	Annual	Feb 2033	—	41,161	41,161
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month USD LIBOR	Semiannual	Quarterly	Sep 2023	—	39,747	39,747
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(104,161)	835,213	731,052
								$(272,101)	$3,286,762	$3,014,661
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 40	0.7562%	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2028	$5,120	$6,086	$11,206
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,364	Long	MSCI EAFE Index	June 2023	$137,830,221	$146,602,720	$ 8,772,499
1,483	Long	S&P 500 E-Mini Index	June 2023	294,480,022	310,577,275	16,097,253
172	Long	U.S. Treasury 10 Year Notes	June 2023	19,213,150	19,814,937	601,787
219	Long	U.S. Treasury 2 Year Notes	June 2023	44,713,929	45,149,929	436,000
424	Long	U.S. Treasury 5 Year Notes	June 2023	45,517,622	46,530,688	1,013,066
						$26,920,605
						Unrealized (Depreciation)
556	Long	E-Mini Russell 2000 Index	June 2023	$49,784,390	$49,339,439	$ (444,951)
29	Short	U.S. Treasury Long Bonds	June 2023	3,630,621	3,818,031	(187,410)
358	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	42,000,164	43,480,219	(1,480,055)
						$(2,112,416)
		Net Unrealized Appreciation (Depreciation)				$24,808,189
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	5,019,000	USD	5,552,193	06/02/2023	$12,196	$ —
Citibank, N.A.	EUR	5,019,000	USD	5,461,751	05/02/2023	—	(68,688)
	GBP	2,503,000	USD	3,103,216	05/02/2023	—	(42,430)
	PEN	3,642,305	USD	967,489	06/21/2023	—	(12,201)
	USD	3,891,186	JPY	512,900,000	05/16/2023	—	(118,710)
	USD	1,285	MXN	25,986	05/09/2023	158	—
	USD	969,730	PEN	3,642,305	05/10/2023	12,566	—
	USD	457,801	PEN	1,783,218	06/21/2023	21,840	—
						34,564	(242,029)
Goldman Sachs International	PEN	3,642,305	USD	915,382	05/10/2023	—	(66,914)
	USD	150,138	PEN	569,007	06/21/2023	2,911	—
						2,911	(66,914)
Unrealized Appreciation (Depreciation)						$49,671	$(308,943)
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PEN—Peruvian Sol
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$72,808,691	$—	$72,808,691
Asset Backed Securities	—	26,985,610	—	26,985,610
Collateralized Mortgage Obligations:
Commercial and Residential	—	31,134,704	757,058	31,891,762
Other Industries	—	9,944,078	—	9,944,078
U.S. Government & Agency Obligations	—	274,895,004	—	274,895,004
Foreign Government Obligations	—	4,258,358	—	4,258,358
Municipal Securities	—	1,761,667	—	1,761,667
Purchased Options	2,140,450	—	—	2,140,450
Short-Term Investments	—	68,980,051	—	68,980,051
Repurchase Agreements	—	741,100,000	—	741,100,000
Total Investments at Value	$2,140,450	$1,231,868,163	$757,058	$1,234,765,671
Other Financial Instruments:†
Swaps	$—	$3,462,993	$—	$3,462,993
Futures Contracts	26,920,605	—	—	26,920,605
Forward Foreign Currency Contracts	—	49,671	—	49,671
Total Other Financial Instruments	$26,920,605	$3,512,664	$—	$30,433,269
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$170,145	$—	$170,145
Futures Contracts	2,112,416	—	—	2,112,416
Forward Foreign Currency Contracts	—	308,943	—	308,943
Total Other Financial Instruments	$2,112,416	$479,088	$—	$2,591,504
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.5%
Aerospace/Defense — 1.1%
Rolls-Royce PLC
5.75%, 10/15/2027*	$1,237,000	$ 1,234,482
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	1,339,000	1,330,293
		2,564,775
Airlines — 2.1%
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	364,737
11.75%, 07/15/2025*	2,805,000	3,085,666
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	689,524
4.63%, 04/15/2029*	1,140,000	1,031,731
		5,171,658
Auto Manufacturers — 1.8%
Ford Motor Co.
3.25%, 02/12/2032	455,000	352,860
4.75%, 01/15/2043	1,206,000	906,066
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,075,262
4.95%, 05/28/2027	1,143,000	1,080,926
5.11%, 05/03/2029	993,000	925,249
		4,340,363
Building Materials — 0.9%
PGT Innovations, Inc.
4.38%, 10/01/2029*	1,200,000	1,087,920
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,183,138
		2,271,058
Chemicals — 2.0%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,752,000	1,539,973
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,347,074
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	1,000,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,574,000	975,880
		4,863,027
Coal — 0.5%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	1,193,000	1,205,481
Commercial Services — 6.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	203,000	176,718
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	1,055,000	916,415
Brink's Co.
4.63%, 10/15/2027*	1,465,000	1,384,764
Deluxe Corp.
8.00%, 06/01/2029*	1,694,000	1,308,477
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	565,847
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
6.00%, 06/01/2029*	$ 660,000	$ 542,850
9.50%, 11/01/2027*	738,000	707,218
Korn Ferry
4.63%, 12/15/2027*	1,005,000	954,499
Metis Merger Sub LLC
6.50%, 05/15/2029*	1,525,000	1,292,641
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	1,315,000	1,027,784
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,357,690
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,332,900
Sotheby's
7.38%, 10/15/2027*	1,380,000	1,293,795
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	920,000	757,344
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,324,867
Upbound Group, Inc.
6.38%, 02/15/2029*	1,500,000	1,317,120
		16,260,929
Computers — 1.9%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,473,775
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	1,780,563
NCR Corp.
5.13%, 04/15/2029*	724,000	626,259
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	888,716
		4,769,313
Cosmetics/Personal Care — 1.0%
Coty, Inc.
5.00%, 04/15/2026*	1,201,000	1,172,644
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,500,000	1,328,747
		2,501,391
Diversified Financial Services — 5.3%
AG Issuer LLC
6.25%, 03/01/2028*	1,115,000	1,036,203
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,525,000	1,277,273
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,416,640
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,440,000	1,353,600
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,076,000	1,193,700
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,182,000	465,495
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,117,000	1,106,165
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,252,000	1,206,732
goeasy, Ltd.
4.38%, 05/01/2026*	863,000	757,203
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,046,858

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
LPL Holdings, Inc.
4.00%, 03/15/2029*	$1,114,000	$ 1,000,567
NFP Corp.
4.88%, 08/15/2028*	402,000	365,912
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	967,000	817,618
		13,043,966
Electric — 3.6%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,282,975
Calpine Corp.
3.75%, 03/01/2031*	732,000	624,308
5.00%, 02/01/2031*	995,000	838,260
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	336,349
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,177,800
5.25%, 06/15/2029*	1,909,000	1,760,878
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,293,153
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,498,641
		8,812,364
Electrical Components & Equipment — 0.6%
EnerSys
4.38%, 12/15/2027*	1,461,000	1,366,035
Electronics — 1.1%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,307,587
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,306,727
		2,614,314
Engineering & Construction — 0.6%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,400,630
Entertainment — 2.0%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	1,549,000	1,123,025
Banijay Entertainment SASU
5.38%, 03/01/2025*	1,321,000	1,287,949
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,416,727
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,070,000	963,032
		4,790,733
Environmental Control — 1.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	749,000	666,610
5.00%, 09/01/2030	853,000	754,393
Harsco Corp.
5.75%, 07/31/2027*	1,558,000	1,315,529
		2,736,532
Security Description	Shares or Principal Amount	Value

Food — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	$ 910,000	$ 879,694
5.88%, 02/15/2028*	847,000	838,479
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,913,627
Performance Food Group, Inc.
5.50%, 10/15/2027*	835,000	818,364
Post Holdings, Inc.
4.50%, 09/15/2031*	985,000	861,950
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	987,000	815,509
		6,127,623
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	861,460
Healthcare-Products — 0.8%
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,077,067
5.25%, 10/01/2029*	961,000	831,230
		1,908,297
Healthcare-Services — 3.6%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	2,028,000	1,871,380
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,272,632
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,355,538
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	1,412,000	1,201,343
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,475,000	1,301,146
Select Medical Corp.
6.25%, 08/15/2026*	1,849,000	1,810,973
		8,813,012
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	429,350
5.25%, 12/15/2027*	958,000	891,223
		1,320,573
Insurance — 1.1%
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	764,000	773,069
NMI Holdings, Inc.
7.38%, 06/01/2025*	920,000	932,843
Ryan Specialty Group LLC
4.38%, 02/01/2030*	1,134,000	1,016,347
		2,722,259
Internet — 2.2%
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,670,000	1,653,355
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	440,374
7.13%, 09/30/2030*	845,000	848,810

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	$1,168,000	$ 852,640
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,635,088
		5,430,267
Iron/Steel — 1.6%
ATI, Inc.
4.88%, 10/01/2029	1,080,000	995,706
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	605,479
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,060,250
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,036,717
8.50%, 05/01/2030*	266,000	270,655
		3,968,807
Leisure Time — 3.5%
Carnival Corp.
5.75%, 03/01/2027*	2,868,000	2,360,362
6.00%, 05/01/2029*	1,133,000	889,291
7.63%, 03/01/2026*	348,000	318,206
10.50%, 06/01/2030*	620,000	588,333
NCL Corp, Ltd.
5.88%, 03/15/2026*	480,000	413,456
NCL Corp., Ltd.
3.63%, 12/15/2024*	2,005,000	1,879,802
7.75%, 02/15/2029*	508,000	430,144
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,483,161
5.50%, 04/01/2028*	319,000	281,293
		8,644,048
Lodging — 1.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,186,259
5.00%, 06/01/2029*	567,000	513,175
Travel & Leisure Co.
6.00%, 04/01/2027	1,360,000	1,337,900
		3,037,334
Media — 7.0%
Altice Financing SA
5.00%, 01/15/2028*	2,470,000	1,999,964
Belo Corp.
7.25%, 09/15/2027	422,000	399,302
7.75%, 06/01/2027	1,477,000	1,413,563
Block Communications, Inc.
4.88%, 03/01/2028*	1,490,000	1,282,704
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	849,776
5.00%, 02/01/2028*	1,161,000	1,073,452
5.38%, 06/01/2029*	1,515,000	1,389,434
6.38%, 09/01/2029*	1,745,000	1,658,377
CSC Holdings LLC
4.63%, 12/01/2030*	2,285,000	1,115,371
5.75%, 01/15/2030*	1,713,000	874,219
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global
6.38%, 03/30/2062	$ 945,000	$ 810,583
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,515,000	1,279,191
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,737,974
7.38%, 06/30/2030*	424,000	406,839
UPC Broadband Finco BV
4.88%, 07/15/2031*	1,029,000	887,965
		17,178,714
Mining — 1.1%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,409,000	1,338,886
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,304,738
		2,643,624
Oil & Gas — 7.5%
Antero Resources Corp.
5.38%, 03/01/2030*	1,670,000	1,564,627
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,194,386
4.75%, 04/15/2043	752,000	586,289
California Resources Corp.
7.13%, 02/01/2026*	1,325,000	1,338,330
Chord Energy Corp.
6.38%, 06/01/2026*	1,214,000	1,207,729
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,206,000	1,133,640
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,308,655
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,226,757
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	597,925
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,308,000	1,205,483
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,036,930
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,461,000	1,523,769
Rockcliff Energy II LLC
5.50%, 10/15/2029*	483,000	436,787
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	1,971,000	1,847,765
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,522,000	1,287,104
Valaris, Ltd.
8.38%, 04/30/2030*	979,000	979,421
		18,475,597
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	269,743
6.88%, 04/01/2027*	934,000	917,713

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	$1,371,000	$ 1,356,192
		2,543,648
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	806,388
Ball Corp.
2.88%, 08/15/2030	532,000	445,698
5.25%, 07/01/2025	372,000	371,701
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,437,892
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,186,706
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,164,195
9.50%, 11/01/2028*	70,000	72,061
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	799,000	810,446
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,160,335
		7,455,422
Pharmaceuticals — 2.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	626,000	599,072
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,825,000	1,397,074
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	792,124
5.13%, 04/30/2031*	961,000	856,293
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	212,000	196,657
7.88%, 09/15/2029	1,042,000	1,091,141
		4,932,361
Pipelines — 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,415,183
Buckeye Partners LP
4.50%, 03/01/2028*	1,577,000	1,433,099
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	703,437
EQM Midstream Partners LP
5.50%, 07/15/2028	603,000	549,649
7.50%, 06/01/2027 to 06/01/2030*	879,000	857,954
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	900,000	881,043
8.00%, 01/15/2027	848,000	846,235
8.88%, 04/15/2030	1,662,000	1,664,229
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,935,375
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	$2,105,000	$ 1,962,470
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,359,000	1,268,278
ITT Holdings LLC
6.50%, 08/01/2029*	1,855,000	1,540,151
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,701,888
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	946,772
NuStar Logistics LP
5.75%, 10/01/2025	593,000	581,574
6.38%, 10/01/2030	367,000	353,425
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,066,000	957,480
		19,598,242
Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,638,000	1,528,697
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,090,254
		2,618,951
REITS — 3.3%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,561,000	1,182,010
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025*	240,000	233,254
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,744,000	1,547,987
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,450,955
Service Properties Trust
3.95%, 01/15/2028	133,000	104,123
4.38%, 02/15/2030	1,043,000	775,857
4.75%, 10/01/2026	1,090,000	942,073
4.95%, 10/01/2029	345,000	261,349
5.25%, 02/15/2026	327,000	290,360
5.50%, 12/15/2027	130,000	113,663
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	260,000	223,870
4.38%, 01/15/2027*	190,000	163,824
4.75%, 03/15/2025	900,000	850,500
		8,139,825
Retail — 5.0%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,249,864
CEC Entertainment LLC
6.75%, 05/01/2026*	1,299,000	1,234,826
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	798,102

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
eG Global Finance PLC
6.75%, 02/07/2025*	$1,667,000	$ 1,579,482
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,421,818
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,280,892
LBM Acquisition LLC
6.25%, 01/15/2029*	1,762,000	1,403,221
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,103,725
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,115,429
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	1,100,000	998,250
		12,185,609
Semiconductors — 0.9%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,311,611
ON Semiconductor Corp.
3.88%, 09/01/2028*	947,000	852,360
		2,163,971
Software — 1.1%
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	886,174
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	1,561,000	1,311,240
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,249,000	518,335
		2,715,749
Telecommunications — 2.7%
Altice France SA
5.13%, 07/15/2029*	1,190,000	879,821
5.50%, 10/15/2029*	2,012,000	1,506,144
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,829,000	1,743,134
Iliad Holding SASU
7.00%, 10/15/2028*	1,720,000	1,627,406
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	847,217
		6,603,722
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,750,000	1,570,153
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,526,333
Total Corporate Bonds & Notes (cost $255,348,844)		231,898,170
LOANS(1)(2)(3) — 0.0%
Internet — 0.0%
Rentpath, Inc. FRS
1.61%, (3 ML+0.00%), 05/03/2028†(4)(5) (cost $2,172,385)	2,264,798	0
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 2.4%
Oil Field Machinery & Equipment — 2.4%
Hi-Crush, Inc.(4)(6) (cost $870,429)	142	$ 5,845,483
Total Long-Term Investment Securities (cost $258,391,658)		237,743,653
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.95%(7) (cost $2,864,671)	2,864,142	2,864,714
TOTAL INVESTMENTS (cost $261,256,329)	98.1%	240,608,367
Other assets less liabilities	1.9	4,739,491
NET ASSETS	100.0%	$245,347,858
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $194,273,833 representing 79.2% of net assets.
†	Non-income producing security
(1)	All loans in the Fund/Portfolio were purchased through assignment agreements unless otherwise indicated.
(2)	The SA PineBridge High-Yield Bond Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of April 30, 2023. Senior loans are generally considered to be restrictive in that the SA PineBridge High-Yield Bond Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund/Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

(5)	Company has filed for bankruptcy protection.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$24,471
	12/22/2021	141	845,958
		142	870,429	$5,845,483	$41,165.37	2.4%
(7)	The rate shown is the 7-day yield as of April 30, 2023.
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$231,898,170	$—	$231,898,170
Loans	—	—	0	0
Common Stocks	—	—	5,845,483	5,845,483
Short-Term Investments	2,864,714	—	—	2,864,714
Total Investments at Value	$2,864,714	$231,898,170	$5,845,483	$240,608,367
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks
Balance as of January 31, 2023	$0	$5,497,104
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	348,379
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of April 30, 2023	$0	$5,845,483

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2023 includes:
Loans	Common Stocks
$ —	$348,379
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at April 30, 2023.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at April 30, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$0	Income Approach	Expected Future Cash Distribution*	$0.00
Common Stocks	$5,845,483	Market Approach	EBITDA Multiple*	2.7x#
			April 2023 Dividend per share	$4,890.3700#
			Discount for Lack of Marketability	10.0%#
			Discount for Uncertainty	20.0%#
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
# The average represents the arithmetic average of the inputs.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 6.0%
ANZ Group Holdings, Ltd.	434,336	$ 7,026,598
Qantas Airways, Ltd.†	1,084,437	4,749,292
QBE Insurance Group, Ltd.	704,318	7,157,020
Telstra Group, Ltd.	669,481	1,937,871
		20,870,781
Canada — 2.8%
Magna International, Inc.	57,679	3,007,303
Suncor Energy, Inc.	214,228	6,707,423
		9,714,726
Finland — 0.5%
Fortum Oyj	117,160	1,750,109
France — 15.9%
AXA SA	233,116	7,610,461
BNP Paribas SA	105,574	6,835,088
Cie de Saint-Gobain	66,582	3,853,595
Sanofi	120,093	13,236,666
TotalEnergies SE	80,755	5,148,028
Veolia Environnement SA	226,169	7,170,898
Vinci SA	89,534	11,086,768
		54,941,504
Germany — 6.2%
Deutsche Post AG	99,734	4,786,713
Deutsche Telekom AG	236,944	5,712,992
LANXESS AG	46,624	1,893,450
Siemens AG	54,832	8,995,775
		21,388,930
Hong Kong — 1.2%
AIA Group, Ltd.	396,200	4,323,011
Ireland — 4.8%
AIB Group PLC	1,720,946	7,422,562
Cairn Homes PLC	1,882,481	2,125,474
CRH PLC	101,380	4,902,739
Kerry Group PLC, Class A	11,433	1,203,839
Kerry Group PLC, Class A (LSE)	9,593	1,014,506
		16,669,120
Japan — 23.1%
Ajinomoto Co., Inc.	99,500	3,572,463
Asahi Group Holdings, Ltd.	70,800	2,735,535
Hoya Corp.	39,300	4,139,799
ITOCHU Corp.	122,200	4,060,680
KDDI Corp.	72,000	2,248,399
Minebea Mitsumi, Inc.	225,100	4,173,297
Mitsubishi Corp.	271,100	10,058,433
Mitsui Fudosan Co., Ltd.	130,700	2,596,514
Mizuho Financial Group, Inc.	146,390	2,127,373
Nippon Telegraph & Telephone Corp.	259,100	7,901,871
ORIX Corp.	217,100	3,696,981
Pan Pacific International Holdings Corp.	149,900	2,809,398
Panasonic Holdings Corp.	265,800	2,502,979
Renesas Electronics Corp.†	331,300	4,328,647
Seven & i Holdings Co., Ltd.	59,300	2,685,701
Sompo Holdings, Inc.	63,100	2,633,192
Sony Group Corp.	44,800	4,256,026
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	213,300	$ 8,756,646
Yamaha Motor Co., Ltd.	171,100	4,429,877
		79,713,811
Jersey — 2.5%
Ferguson PLC	22,874	3,223,304
Glencore PLC	892,460	5,266,039
		8,489,343
Netherlands — 4.7%
ING Groep NV	870,260	10,806,898
Koninklijke Ahold Delhaize NV	154,392	5,316,920
		16,123,818
Norway — 0.9%
DNB Bank ASA	167,358	2,943,502
Singapore — 1.3%
DBS Group Holdings, Ltd.	180,308	4,471,931
Spain — 1.0%
CaixaBank SA	888,179	3,289,183
Switzerland — 3.3%
Partners Group Holding AG	3,674	3,567,643
UBS Group AG	381,880	7,761,587
		11,329,230
United Kingdom — 24.1%
Anglo American PLC	167,511	5,144,489
Ashtead Group PLC	44,338	2,553,547
AstraZeneca PLC	43,819	6,447,873
BAE Systems PLC	304,563	3,883,061
BP PLC	1,194,928	8,036,315
Coca-Cola Europacific Partners PLC	85,462	5,509,735
Compass Group PLC	105,818	2,789,316
HSBC Holdings PLC	1,268,506	9,129,920
Imperial Brands PLC	141,597	3,502,138
JD Sports Fashion PLC	2,108,443	4,280,311
Prudential PLC	453,525	6,947,971
Quilter PLC*	1,474,824	1,578,732
Shell PLC	320,381	9,856,456
SSE PLC	218,767	5,047,388
Unilever PLC	71,222	3,967,288
Vodafone Group PLC	3,569,642	4,291,252
		82,965,792
Total Long-Term Investment Securities (cost $295,149,161)		338,984,791
SHORT-TERM INVESTMENTS — 0.8%
Sovereign — 0.7%
Federal Home Loan Bank 4.55%, 05/01/2023	$2,321,000	2,321,000
U.S. Government — 0.1%
United States Treasury Bills
4.44%, 05/23/2023	100,000	99,746
4.45%, 05/30/2023	100,000	99,669

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
4.53%, 05/23/2023	$ 100,000	$ 99,745
4.69%, 05/11/2023	100,000	99,884
		399,044
Total Short-Term Investments (cost $2,719,964)		2,720,044
TOTAL INVESTMENTS (cost $297,869,125)	99.1%	341,704,835
Other assets less liabilities	0.9	3,191,367
NET ASSETS	100.0%	$344,896,202
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $1,578,732 representing 0.5% of net assets.
LSE—London Stock Exchange
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	1,425,900	USD	1,063,382	07/19/2023	$ 9,319	$ —
	TWD	51,628,200	USD	1,747,147	05/17/2023	67,487	—
	USD	1,690,126	AUD	2,493,400	07/19/2023	—	(34,804)
	USD	2,195,761	CHF	2,045,500	06/21/2023	105,560	—
	USD	1,687,196	TWD	51,628,200	05/17/2023	—	(7,536)
						182,366	(42,340)
Barclays Bank PLC	GBP	2,113,100	USD	2,531,044	06/21/2023	—	(127,329)
	TWD	41,469,000	USD	1,402,876	05/17/2023	53,732	—
	USD	639,230	ILS	2,274,700	07/19/2023	—	(10,646)
	USD	523,239	SEK	5,471,100	06/21/2023	11,618	—
	USD	1,355,196	TWD	41,469,000	05/17/2023	—	(6,053)
						65,350	(144,028)
Citibank, N.A.	CAD	1,700,700	USD	1,268,346	07/19/2023	11,144	—
	USD	1,457,283	AUD	2,150,600	07/19/2023	—	(29,540)
	USD	1,368,344	CHF	1,275,100	06/21/2023	66,226	—
	USD	2,074,302	DKK	14,441,700	06/21/2023	67,755	—
						145,125	(29,540)
Goldman Sachs International	GBP	3,353,500	USD	4,015,632	06/21/2023	—	(203,219)
	JPY	83,486,800	USD	649,556	05/17/2023	35,403	—
	KRW	5,634,706,000	USD	4,208,931	05/17/2023	—	(6,304)
	USD	568,673	AUD	839,200	07/19/2023	—	(11,544)
	USD	728,269	ILS	2,590,600	07/19/2023	—	(12,390)
	USD	4,440,306	KRW	5,634,706,000	05/17/2023	—	(225,070)
	USD	665,081	NOK	6,921,500	06/21/2023	—	(14,040)
						35,403	(472,567)
HSBC Bank PLC	GBP	695,000	USD	832,311	06/21/2023	—	(42,029)
	USD	994,946	AUD	1,468,100	07/19/2023	—	(20,302)
	USD	1,117,768	CHF	1,041,100	06/21/2023	53,538	—
						53,538	(62,331)
JPMorgan Chase Bank, N.A.	GBP	693,200	USD	830,206	06/21/2023	—	(41,870)
	KRW	9,956,134,300	USD	8,130,775	05/17/2023	682,747	—

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	3,327,345	KRW	4,321,428,300	05/17/2023	$ —	$ (94,552)
	USD	4,213,967	KRW	5,634,706,000	05/17/2023	1,268	—
	USD	560,430	NZD	890,000	07/19/2023	—	(10,263)
	USD	1,140,105	SGD	1,495,900	05/17/2023	—	(18,553)
						684,015	(165,238)
Morgan Stanley & Co. International PLC	CAD	1,632,400	USD	1,218,155	07/19/2023	11,442	—
	CHF	3,461,900	USD	3,829,608	06/21/2023	—	(65,255)
	EUR	4,032,500	USD	4,413,163	06/21/2023	—	(42,681)
	GBP	514,000	USD	615,396	06/21/2023	—	(31,239)
	JPY	194,872,100	USD	1,490,346	05/17/2023	56,811	—
	USD	425,370	CAD	575,200	07/19/2023	—	(167)
	USD	2,527,945	CHF	2,355,400	06/21/2023	122,034	—
	USD	3,286,391	EUR	3,069,600	06/21/2023	105,465	—
						295,752	(139,342)
Natwest Markets PLC	JPY	118,369,100	USD	878,519	05/17/2023	7,762	—
	USD	6,963,078	CHF	6,487,500	06/21/2023	335,783	—
	USD	5,482,351	SEK	57,359,100	06/21/2023	125,090	—
						468,635	—
State Street Bank & Trust Company	CAD	2,689,400	USD	2,005,417	07/19/2023	17,341	—
	GBP	8,886,900	USD	10,764,179	06/21/2023	—	(415,933)
	JPY	48,033,800	USD	373,752	05/17/2023	20,402	—
	USD	276,031	AUD	407,500	07/19/2023	—	(5,499)
	USD	981,741	CHF	867,400	06/21/2023	—	(5,859)
	USD	3,250,282	EUR	2,967,500	06/21/2023	28,755	—
	USD	1,294,645	GBP	1,062,100	06/21/2023	41,523	—
	USD	992,398	ILS	3,531,300	07/19/2023	—	(16,568)
	USD	2,682,768	SEK	28,059,900	06/21/2023	60,375	—
						168,396	(443,859)
Toronto Dominion Bank	CAD	926,400	USD	690,839	07/19/2023	6,020	—
	USD	646,387	AUD	954,000	07/19/2023	—	(13,044)
	USD	3,708,813	HKD	29,050,700	05/17/2023	—	(5,682)
	USD	1,388,999	SEK	14,531,000	06/21/2023	31,556	—
						37,576	(18,726)
UBS AG	CAD	3,033,700	USD	2,262,520	07/19/2023	19,929	—
	USD	53,025	EUR	49,700	06/21/2023	1,892	—
	USD	450,395	HKD	3,516,000	05/17/2023	—	(2,206)
						21,821	(2,206)
Westpac Banking Corp.	CAD	1,632,300	USD	1,217,085	07/19/2023	10,446	—
	JPY	190,709,800	USD	1,456,176	05/17/2023	53,260	—
	USD	892,814	EUR	836,800	06/21/2023	31,836	—
	USD	1,153,036	JPY	153,390,400	05/17/2023	—	(24,652)
						95,542	(24,652)
Unrealized Appreciation (Depreciation)						$2,253,519	$(1,544,829)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	20.6%

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Oil & Gas	8.6%
Insurance	8.3
Telecommunications	6.3
Pharmaceuticals	5.7
Distribution/Wholesale	5.1
Food	4.0
Engineering & Construction	3.2
Mining	3.0
Miscellaneous Manufacturing	2.6
Building Materials	2.5
Electronics	2.4
Beverages	2.4
Water	2.1
Retail	2.0
Electric	2.0
Home Furnishings	1.9
Diversified Financial Services	1.6
Transportation	1.4
Airlines	1.4
Leisure Time	1.3
Semiconductors	1.3
Cosmetics/Personal Care	1.2
Aerospace/Defense	1.1
Private Equity	1.0
Agriculture	1.0
Auto Parts & Equipment	0.9
Food Service	0.8
Short-Term Investments	0.8
Real Estate	0.8
Commercial Services	0.7
Home Builders	0.6
Chemicals	0.5
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$9,714,726	$—	$—	$9,714,726
United Kingdom	5,509,735	77,456,057	—	82,965,792
Other Countries	—	246,304,273	—	246,304,273
Short-Term Investments	—	2,720,044	—	2,720,044
Total Investments at Value	$15,224,461	$326,480,374	$—	$341,704,835
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,253,519	$—	$2,253,519
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,544,829	$—	$1,544,829
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 48.5%
Australia — 0.4%
Allkem, Ltd.†	12,669	$ 103,254
ANZ Group Holdings, Ltd.	2,084	33,714
Aristocrat Leisure, Ltd.	1,166	29,317
BHP Group, Ltd.	10,168	300,846
Commonwealth Bank of Australia	858	56,601
CSL, Ltd.	255	50,753
Endeavour Group, Ltd.	4,595	20,691
Fortescue Metals Group, Ltd.	9,303	128,607
IGO, Ltd.	6,938	63,325
Iluka Resources, Ltd.	3,957	28,846
Lynas Rare Earths, Ltd.†	5,014	21,476
Macquarie Group, Ltd.	320	38,897
Mineral Resources, Ltd.	1,879	91,889
National Australia Bank, Ltd.	2,201	42,126
Pilbara Minerals, Ltd.	24,421	69,403
Qantas Airways, Ltd.†	19,527	85,518
Rio Tinto, Ltd.	2,556	190,952
South32, Ltd.	29,867	84,617
Vicinity, Ltd.	21,657	30,194
Wesfarmers, Ltd.	1,190	40,990
Westpac Banking Corp.	2,178	32,508
WiseTech Global, Ltd.	943	42,917
Woodside Energy Group, Ltd.	7,532	170,840
Woolworths Group, Ltd.	1,490	38,388
		1,796,669
Austria — 0.3%
Erste Group Bank AG	31,096	1,134,167
OMV AG	1,072	50,719
Verbund AG	2,626	233,784
		1,418,670
Belgium — 0.0%
Ageas SA/NV	753	33,525
Anheuser-Busch InBev SA NV	556	36,201
KBC Group NV	1,092	77,973
Solvay SA, Class A	377	45,275
		192,974
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	100,143
Assured Guaranty, Ltd.	612	32,969
AutoStore Holdings, Ltd.*†	22,638	48,534
Axis Capital Holdings, Ltd.	535	30,249
Essent Group, Ltd.	1,554	65,998
Everest Re Group, Ltd.	459	173,502
		451,395
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	368,622	863,207
Canada — 1.1%
Agnico Eagle Mines, Ltd.	328	18,607
ARC Resources, Ltd.	7,624	94,706
Bank of Montreal	3,973	358,138
Bank of Nova Scotia	706	35,241
Barrick Gold Corp.	1,217	23,139
Brookfield Asset Management, Ltd.	236	7,912
Brookfield Corp.	944	30,629
BRP, Inc.	983	73,439
Canadian National Railway Co.	3,167	377,511
Canadian Natural Resources, Ltd.	5,691	346,790
Canadian Pacific Kansas City, Ltd.	1,580	124,548
Security Description	Shares or Principal Amount	Value

Canada (continued)
Constellation Software, Inc.	58	$ 113,522
Dollarama, Inc.	3,626	224,596
Enbridge, Inc.	1,290	51,292
Fairfax Financial Holdings, Ltd.	86	60,099
Franco-Nevada Corp.	163	24,733
George Weston, Ltd.	616	82,712
Gildan Activewear, Inc.	1,028	33,476
Keyera Corp.	1,039	24,448
Loblaw Cos., Ltd.	1,629	153,215
Manulife Financial Corp.	11,325	223,600
National Bank of Canada	2,186	163,008
Parex Resources, Inc.	2,501	50,782
Royal Bank of Canada	2,784	276,397
Shopify, Inc., Class A†	459	22,238
Sun Life Financial, Inc.	2,574	126,264
Suncor Energy, Inc.	7,636	239,081
TC Energy Corp.	750	31,171
TFI International, Inc.	122	13,149
Toromont Industries, Ltd.	2,217	179,147
Toronto-Dominion Bank	25,068	1,518,493
		5,102,083
Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.†	68,200	715,370
CK Asset Holdings, Ltd.	4,500	26,608
Jiumaojiu International Holdings, Ltd.*	11,000	24,697
PDD Holdings, Inc. ADR†	1,611	109,790
Tencent Holdings, Ltd.	30,300	1,340,388
Vipshop Holdings, Ltd. ADR†	2,690	42,233
		2,259,086
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	1,088	73,418
China — 0.0%
Tianqi Lithium Corp.†	8,200	51,396
Curacao — 0.2%
Schlumberger NV	14,225	702,004
Czech Republic — 0.0%
CEZ AS	948	50,925
Denmark — 0.7%
Chr. Hansen Holding A/S	159	12,368
Coloplast A/S, Class B	500	72,061
Danske Bank A/S	1,825	38,573
DSV A/S	250	47,020
Novo Nordisk A/S, Class B	11,323	1,888,881
Orsted A/S*	198	17,795
Pandora A/S	405	37,593
Vestas Wind Systems A/S	44,159	1,218,324
		3,332,615
Finland — 0.1%
Elisa Oyj	2,890	179,423
Kesko Oyj, Class B	844	17,593
Neste Oyj	1,790	86,505
Nokia Oyj	4,479	18,938
Nordea Bank Abp	2,480	27,627
Outokumpu Oyj	5,133	28,035
UPM-Kymmene Oyj	885	28,219
		386,340

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France — 2.1%
Air Liquide SA	904	$ 162,687
AXA SA	1,879	61,343
BNP Paribas SA	3,121	202,060
Bureau Veritas SA	6,075	175,115
Carrefour SA	48,185	1,002,592
Cie de Saint-Gobain	1,041	60,250
Danone SA	546	36,130
Edenred	2,994	194,716
Engie SA	7,280	116,572
Eramet SA	299	29,102
EssilorLuxottica SA	5,743	1,135,256
Hermes International	140	303,792
Ipsen SA	396	48,038
Kering SA	43	27,521
Legrand SA	8,700	823,101
L'Oreal SA	851	406,155
LVMH Moet Hennessy Louis Vuitton SE	787	756,256
Pernod Ricard SA	505	116,655
Rexel SA	2,026	47,003
Safran SA	271	42,166
Sanofi	16,983	1,871,868
Schneider Electric SE	9,399	1,642,092
Societe Generale SA	3,541	86,172
SOITEC†	263	38,946
TotalEnergies SE	6,390	407,354
Vinci SA	483	59,809
		9,852,751
Germany — 1.4%
adidas AG	86	15,122
Allianz SE	261	65,475
BASF SE	709	36,608
Bayer AG	447	29,439
Brenntag SE	1,353	110,112
Daimler Truck Holding AG†	666	22,002
Delivery Hero SE*†	210	8,367
Deutsche Bank AG	1,112	12,199
Deutsche Boerse AG	888	169,187
Deutsche Telekom AG	2,224	53,623
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	9,537	1,192,475
E.ON SE	1,726	22,843
HelloFresh SE†	266	7,115
Henkel AG & Co. KGaA (Preference Shares)	381	30,755
Infineon Technologies AG	32,996	1,198,046
Mercedes-Benz Group AG	519	40,424
Muenchener Rueckversicherungs-Gesellschaft AG	95	35,671
RWE AG	752	35,277
SAP SE	13,422	1,818,148
Sartorius AG (Preference Shares)	44	17,040
Siemens AG	10,404	1,706,887
Siemens Energy AG	498	12,185
Volkswagen AG (Preference Shares)	242	33,026
Vonovia SE	308	6,660
		6,678,686
Guernsey — 0.0%
Amdocs, Ltd.	898	81,943
Security Description	Shares or Principal Amount	Value

Hong Kong — 0.4%
AIA Group, Ltd.	164,800	$ 1,798,163
Galaxy Entertainment Group, Ltd.†	3,000	21,328
Hong Kong & China Gas Co., Ltd.	16,735	14,864
Hong Kong Exchanges & Clearing, Ltd.	900	37,549
Techtronic Industries Co., Ltd.	1,000	10,855
		1,882,759
India — 0.3%
HDFC Bank, Ltd. ADR	20,508	1,431,458
Indonesia — 0.0%
Telkom Indonesia Persero Tbk PT	465,300	134,476
Ireland — 0.6%
Accenture PLC, Class A	3,519	986,340
Allegion PLC	820	90,594
Aon PLC, Class A	921	299,491
CRH PLC	842	40,719
Eaton Corp. PLC	344	57,489
Horizon Therapeutics PLC†	242	26,901
James Hardie Industries PLC CDI	658	14,671
Jazz Pharmaceuticals PLC†	342	48,041
Johnson Controls International PLC	6,613	395,722
Linde PLC	524	193,592
Medtronic PLC	2,186	198,817
Smurfit Kappa Group PLC	680	25,164
Trane Technologies PLC	2,383	442,785
Willis Towers Watson PLC	227	52,573
		2,872,899
Israel — 0.1%
Check Point Software Technologies, Ltd.†	902	114,879
Inmode, Ltd.†	1,049	39,086
NICE, Ltd. ADR†	74	15,097
Plus500, Ltd.	2,026	42,406
		211,468
Italy — 0.4%
Azimut Holding SpA	1,811	40,441
Enel SpA	4,921	33,624
Eni SpA	13,357	202,410
FinecoBank Banca Fineco SpA	64,917	983,007
Intesa Sanpaolo SpA	14,923	39,239
Italgas SpA	6,101	39,827
Moncler SpA	3,812	282,621
Recordati Industria Chimica e Farmaceutica SpA	2,241	103,134
Telecom Italia SpA†	37,774	11,115
Terna - Rete Elettrica Nazionale SpA	12,004	103,900
UniCredit SpA	1,509	29,863
		1,869,181
Japan — 2.6%
AGC, Inc.	900	33,440
Aisin Corp.	1,400	41,090
Astellas Pharma, Inc.	19,800	298,616
BayCurrent Consulting, Inc.	3,500	121,759
Bridgestone Corp.	29,800	1,195,514
Chugai Pharmaceutical Co., Ltd.	600	15,487
Daiichi Sankyo Co., Ltd.	800	27,435
Daikin Industries, Ltd.	300	54,580
Daiwa House REIT Investment Corp.	18	38,330
Dowa Holdings Co., Ltd.	500	16,362

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Co., Ltd.	100	$ 5,782
FANUC Corp.	1,000	33,877
Fujitsu, Ltd.	100	13,325
Goldwin, Inc.	500	45,508
Hitachi, Ltd.	700	38,841
Honda Motor Co., Ltd.	7,500	199,163
Hoya Corp.	300	31,602
Inpex Corp.	20,100	221,714
Isuzu Motors, Ltd.	6,000	70,702
ITOCHU Corp.	5,000	166,149
JTEKT Corp.	2,000	16,498
Kajima Corp.	1,400	18,537
Kao Corp.	500	20,234
KDDI Corp.	46,700	1,458,337
Keyence Corp.	2,700	1,218,537
Kirin Holdings Co., Ltd.	3,800	61,782
Kobe Steel, Ltd.	5,400	40,255
Koei Tecmo Holdings Co., Ltd.	3,800	69,875
Komatsu, Ltd.	1,600	39,584
Lasertec Corp.	900	124,316
Marubeni Corp.	8,300	117,932
Mazda Motor Corp.	9,200	82,888
Mitsubishi Corp.	900	33,392
Mitsubishi Gas Chemical Co., Inc.	2,100	30,524
Mitsubishi Motors Corp.†	16,100	61,618
Mitsubishi UFJ Financial Group, Inc.	211,600	1,334,798
Mitsui & Co., Ltd.	2,500	78,273
Mitsui Fudosan Co., Ltd.	1,200	23,839
Mitsui Mining & Smelting Co., Ltd.	500	11,918
Mitsui OSK Lines, Ltd.	200	4,950
Mizuho Financial Group, Inc.	3,100	45,050
MonotaRO Co., Ltd.	4,400	66,664
Murata Manufacturing Co., Ltd.	400	23,285
Nidec Corp.	400	19,820
Nintendo Co., Ltd.	1,000	42,176
Nippon Building Fund, Inc.	8	33,544
Nippon Prologis REIT, Inc.	16	36,462
Nippon Telegraph & Telephone Corp.	4,500	137,238
Nippon Yusen KK	2,700	63,786
Nissan Chemical Corp.	2,000	89,008
Niterra Co., Ltd.	2,300	48,107
Nitto Denko Corp.	900	58,217
Nomura Holdings, Inc.	5,200	18,680
Obayashi Corp.	5,000	41,757
OBIC Co., Ltd.	400	61,576
Odakyu Electric Railway Co., Ltd.	1,200	16,757
Olympus Corp.	1,000	17,493
Oracle Corp. Japan	600	43,102
Oriental Land Co., Ltd.	1,000	35,361
Recruit Holdings Co., Ltd.	32,700	921,852
Rohto Pharmaceutical Co., Ltd.	1,700	35,183
Sekisui Chemical Co., Ltd.	2,700	38,457
Seven & i Holdings Co., Ltd.	600	27,174
Shimano, Inc.	100	15,525
Shin-Etsu Chemical Co., Ltd.	7,000	200,352
Shionogi & Co., Ltd.	1,400	62,718
Shiseido Co., Ltd.	300	15,049
Shoei Co., Ltd.	800	14,818
SMC Corp.	2,000	1,001,487
SoftBank Group Corp.	700	26,437
Sony Group Corp.	700	66,500
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Corp.	8,200	$ 147,064
Sumitomo Electric Industries, Ltd.	4,300	54,829
Sumitomo Forestry Co., Ltd.	1,800	38,840
Sumitomo Heavy Industries, Ltd.	1,200	29,006
Sumitomo Metal Mining Co., Ltd.	2,000	73,909
Sumitomo Mitsui Financial Group, Inc.	3,900	160,107
Suzuki Motor Corp.	300	10,431
Sysmex Corp.	200	12,874
Taisei Corp.	1,100	37,394
Takeda Pharmaceutical Co., Ltd.	1,100	36,572
TechnoPro Holdings, Inc.	1,600	43,658
Tokyo Electron, Ltd.	600	68,521
Toyota Motor Corp.	8,700	119,462
Toyota Tsusho Corp.	1,300	54,015
USS Co., Ltd.	3,400	57,102
Visional, Inc.†	200	10,457
Yamaha Motor Co., Ltd.	1,900	49,192
Yokogawa Electric Corp.	1,000	16,247
ZOZO, Inc.	2,000	42,026
		11,902,704
Jersey — 0.0%
Aptiv PLC†	220	22,629
Experian PLC	498	17,597
Ferguson PLC	204	28,747
Glencore PLC	6,685	39,445
Man Group PLC	24,410	69,805
		178,223
Luxembourg — 0.0%
ArcelorMittal SA	1,771	50,256
InPost SA†	3,842	41,227
Tenaris SA	4,254	61,109
		152,592
Mexico — 0.0%
Fomento Economico Mexicano SAB de CV ADR	777	75,385
Grupo Aeroportuario del Pacifico SAB de CV ADR	230	40,841
Kimberly-Clark de Mexico SAB de CV, Class A	31,600	71,427
		187,653
Netherlands — 0.7%
Adyen NV*†	59	94,485
Airbus SE	341	47,869
Alfen Beheer BV*†	521	42,199
AMG Advanced Metallurgical Group NV	877	32,813
Argenx SE (OTC)†	51	19,685
ASML Holding NV (XAMS)	3,251	2,069,964
ASR Nederland NV	2,712	119,509
BE Semiconductor Industries NV	504	45,490
Ferrari NV	749	208,685
ING Groep NV	11,892	147,675
Just Eat Takeaway.com NV *†	586	10,293
Koninklijke Ahold Delhaize NV	883	30,409
Koninklijke KPN NV	55,785	203,366
Koninklijke Philips NV	842	17,797
NXP Semiconductors NV	196	32,093
Prosus NV	487	36,471

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV	4,373	$ 72,322
Wolters Kluwer NV	1,024	135,703
		3,366,828
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	39,961
Norway — 0.1%
Equinor ASA	6,962	200,080
Yara International ASA	2,025	81,610
		281,690
Singapore — 0.2%
DBS Group Holdings, Ltd.	10,500	260,417
Oversea-Chinese Banking Corp., Ltd.	24,200	229,096
United Overseas Bank, Ltd.	8,500	180,630
Venture Corp., Ltd.	1,800	22,960
		693,103
South Korea — 0.4%
JYP Entertainment Corp.	518	35,033
Kia Corp.	728	46,190
Samsung Electronics Co., Ltd.	35,717	1,759,719
		1,840,942
Spain — 0.5%
Acerinox SA	2,393	25,868
Amadeus IT Group SA†	378	26,594
Banco Bilbao Vizcaya Argentaria SA	16,640	122,410
Banco Santander SA	11,353	40,020
Cellnex Telecom SA*	428	18,032
Iberdrola SA	112,365	1,457,780
Industria de Diseno Textil SA	8,402	288,993
Red Electrica Corp. SA	3,154	57,417
Repsol SA	7,458	109,550
Viscofan SA	580	39,772
		2,186,436
Sweden — 0.4%
Assa Abloy AB, Class B	1,081	25,744
Atlas Copco AB, Class A	2,697	39,048
Boliden AB	2,139	76,608
Essity AB, Class B	922	27,935
Evolution AB*	1,566	208,993
H & M Hennes & Mauritz AB, Class B	1,000	14,647
Nibe Industrier AB, Class B	21,853	244,925
Sagax AB, Class B	661	16,225
Skandinaviska Enskilda Banken AB, Class A	14,617	166,561
Svenska Handelsbanken AB, Class A	103,428	914,860
Telefonaktiebolaget LM Ericsson, Class B	1,849	10,212
Volvo AB, Class B	1,552	32,104
		1,777,862
Switzerland — 2.0%
ABB, Ltd.	1,656	59,772
Bachem Holding AG	170	18,602
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	105	1,296,900
Chubb, Ltd.	2,017	406,546
Cie Financiere Richemont SA	326	53,869
Geberit AG	128	72,895
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Givaudan SA	11	$ 38,479
Lonza Group AG	2,053	1,277,756
Nestle SA	21,819	2,797,434
Novartis AG	6,636	679,199
Roche Holding AG	6,846	2,145,795
Sika AG	128	35,198
Swissquote Group Holding Reg	151	32,299
UBS Group AG	17,073	347,003
Zurich Insurance Group AG	450	217,657
		9,479,404
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,167	2,037,278
United Kingdom — 3.8%
Anglo American PLC	4,801	147,445
Ashtead Group PLC	543	31,273
AstraZeneca PLC	14,851	2,185,293
BAE Systems PLC	2,129	27,144
Barclays PLC	81,887	165,190
Beazley PLC	10,208	76,540
BP PLC	52,141	350,667
British American Tobacco PLC	1,060	39,160
Bunzl PLC	29,391	1,170,470
Burberry Group PLC	40,961	1,335,808
Centrica PLC	67,062	96,544
Compass Group PLC	944	24,883
Diageo PLC	39,783	1,817,383
Drax Group PLC	6,256	49,527
GSK PLC	83,330	1,509,557
Haleon PLC	4,419	19,511
Hargreaves Lansdown PLC	6,303	63,816
HSBC Holdings PLC	13,600	97,929
HSBC Holdings PLC	52,798	380,007
IG Group Holdings PLC	8,832	81,606
Imperial Brands PLC	803	19,861
InterContinental Hotels Group PLC	3,954	271,704
Liberty Global PLC, Class A†	1,246	24,309
Lloyds Banking Group PLC	237,404	144,175
London Stock Exchange Group PLC	178	18,662
National Grid PLC	66,476	953,546
NatWest Group PLC	28,562	94,588
Next Fifteen Communications Group PLC	2,048	21,713
Prudential PLC	1,474	22,581
Reckitt Benckiser Group PLC	20,424	1,651,776
RELX PLC	48,915	1,627,116
Rio Tinto PLC	5,323	338,001
Shell PLC	19,087	587,208
Shell PLC (XAMS)	57,538	1,778,810
Standard Chartered PLC	20,388	161,240
Unilever PLC	9,862	549,292
Vodafone Group PLC	12,617	15,167
		17,949,502
United States — 28.5%
3M Co.	1,704	180,999
Abbott Laboratories	9,152	1,011,021
AbbVie, Inc.	4,180	631,682
Activision Blizzard, Inc.	352	27,354
Adobe, Inc.†	2,629	992,605
Advanced Micro Devices, Inc.†	11,771	1,051,974

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Affiliated Managers Group, Inc.	394	$ 56,886
Aflac, Inc.	1,203	84,030
AGCO Corp.	225	27,887
Agilent Technologies, Inc.	934	126,492
Air Products & Chemicals, Inc.	1,738	511,598
Airbnb, Inc., Class A†	1,654	197,934
Albemarle Corp.	838	155,415
Align Technology, Inc.†	45	14,639
Allison Transmission Holdings, Inc.	822	40,105
Allstate Corp.	182	21,068
Alnylam Pharmaceuticals, Inc.†	108	21,514
Alphabet, Inc., Class A†	38,363	4,117,884
Alphabet, Inc., Class C†	15,077	1,631,633
Altria Group, Inc.	857	40,716
Amazon.com, Inc.†	31,269	3,297,316
American Express Co.	5,084	820,253
American Tower Corp.	1,768	361,362
American Water Works Co., Inc.	1,639	242,982
Ameriprise Financial, Inc.	424	129,371
AMETEK, Inc.	2,729	376,411
Amgen, Inc.	2,030	486,672
Amphenol Corp., Class A	4,081	307,993
Analog Devices, Inc.	1,127	202,725
Apple, Inc.	46,032	7,810,710
Applied Materials, Inc.	2,069	233,859
Arista Networks, Inc.†	1,028	164,644
Array Technologies, Inc.†	1,865	38,139
AT&T, Inc.	35,386	625,271
ATI, Inc.†	1,881	72,644
Atkore, Inc.†	1,161	146,669
Autodesk, Inc.†	146	28,439
Automatic Data Processing, Inc.	1,226	269,720
AutoZone, Inc.†	92	245,025
Axcelis Technologies, Inc.†	131	15,497
Bank of America Corp.	19,454	569,613
Bank of New York Mellon Corp.	6,453	274,833
Baxter International, Inc.	431	20,550
Becton Dickinson & Co.	181	47,840
Berkshire Hathaway, Inc., Class B†	1,935	635,744
Bill.com Holdings, Inc.†	96	7,374
Biogen, Inc.†	74	22,513
BlackRock, Inc.	667	447,690
Blackstone, Inc.	369	32,963
Block, Inc.†	226	13,739
Boeing Co.†	278	57,485
Booking Holdings, Inc.†	964	2,589,603
BorgWarner, Inc.	2,324	111,854
Boston Scientific Corp.†	13,264	691,320
Bristol-Myers Squibb Co.	13,791	920,825
Broadcom, Inc.	1,667	1,044,375
Brown-Forman Corp., Class B	2,322	151,139
Cadence Design Systems, Inc.†	1,944	407,171
Caesars Entertainment, Inc.†	345	15,625
Capital One Financial Corp.	378	36,779
Carlisle Cos., Inc.	634	136,849
Catalyst Pharmaceuticals, Inc.†	2,181	34,722
Caterpillar, Inc.	2,582	564,942
Centene Corp.†	396	27,296
Charles Schwab Corp.	11,130	581,431
Charter Communications, Inc., Class A†	71	26,178
Security Description	Shares or Principal Amount	Value

United States (continued)
Chemours Co.	1,342	$ 39,012
Chevron Corp.	3,654	615,991
Chipotle Mexican Grill, Inc.†	17	35,150
Cigna Group	2,019	511,393
Cintas Corp.	612	278,931
Cisco Systems, Inc.	13,525	639,056
Citigroup, Inc.	4,911	231,161
Clorox Co.	123	20,371
Cloudflare, Inc., Class A†	1,338	62,953
CME Group, Inc.	190	35,296
Coca-Cola Co.	12,601	808,354
Cognizant Technology Solutions Corp., Class A	283	16,898
Colgate-Palmolive Co.	5,110	407,778
Comcast Corp., Class A	14,959	618,854
Conagra Brands, Inc.	500	18,980
ConocoPhillips	12,496	1,285,713
Constellation Energy Corp.	345	26,703
Copart, Inc.†	639	50,513
Corning, Inc.	1,040	34,549
Corteva, Inc.	11,322	692,001
CoStar Group, Inc.†	363	27,933
Costco Wholesale Corp.	2,096	1,054,749
Coterra Energy, Inc.	25,887	662,707
Crocs, Inc.†	654	80,880
Crowdstrike Holdings, Inc., Class A†	3,556	426,898
Crown Castle, Inc.	193	23,756
CSX Corp.	3,486	106,811
CVS Health Corp.	3,117	228,507
D.R. Horton, Inc.	340	37,339
Danaher Corp.	3,680	871,829
Datadog, Inc., Class A†	2,118	142,711
Deckers Outdoor Corp.†	451	216,182
Deere & Co.	1,626	614,661
Dexcom, Inc.†	2,132	258,697
Digital Realty Trust, Inc.	200	19,830
Discover Financial Services	336	34,766
DocuSign, Inc.†	120	5,933
Dollar General Corp.	124	27,461
Dollar Tree, Inc.†	148	22,749
Dominion Energy, Inc.	604	34,513
DoubleVerify Holdings, Inc.†	1,055	31,038
Dow, Inc.	650	35,360
Dropbox, Inc., Class A†	239	4,861
Duke Energy Corp.	589	58,240
DuPont de Nemours, Inc.	410	28,585
Dynatrace, Inc.†	3,208	135,634
eBay, Inc.	2,872	133,347
Ecolab, Inc.	140	23,498
Edison International	424	31,206
Edwards Lifesciences Corp.†	2,227	195,931
Electronic Arts, Inc.	770	98,006
Elevance Health, Inc.	124	58,113
Eli Lilly & Co.	5,738	2,271,445
Emerson Electric Co.	6,365	529,950
Encore Wire Corp.	519	81,135
Endeavor Group Holdings, Inc., Class A†	7,449	192,035
Enphase Energy, Inc.†	3,050	500,810
EOG Resources, Inc.	4,075	486,840
Equinix, Inc.	41	29,687
Equity LifeStyle Properties, Inc.	767	52,846

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Estee Lauder Cos., Inc., Class A	1,394	$ 343,928
Etsy, Inc.†	58	5,860
Evercore, Inc., Class A	781	89,089
Evergy, Inc.	690	42,856
Eversource Energy	356	27,629
Exact Sciences Corp.†	248	15,889
Exelon Corp.	832	35,310
Expedia Group, Inc.†	909	85,410
Exxon Mobil Corp.	7,794	922,342
FactSet Research Systems, Inc.	348	143,268
Fair Isaac Corp.†	152	110,648
Fastenal Co.	4,768	256,709
Federated Hermes, Inc.	1,867	77,275
FedEx Corp.	1,157	263,541
Fidelity National Information Services, Inc.	387	22,725
First American Financial Corp.	1,732	99,781
First Solar, Inc.†	5,036	919,473
Fiserv, Inc.†	296	36,148
Ford Motor Co.	2,385	28,334
Fortinet, Inc.†	5,445	343,307
Fox Corp., Class A	2,624	87,274
Freeport-McMoRan, Inc.	15,399	583,776
Gartner, Inc.†	1,576	476,677
GE HealthCare Technologies, Inc.†	192	15,617
Generac Holdings, Inc.†	81	8,280
General Dynamics Corp.	329	71,834
General Electric Co.	3,986	394,494
General Mills, Inc.	417	36,959
General Motors Co.	944	31,190
Gentex Corp.	2,934	80,949
Genuine Parts Co.	720	121,183
Gilead Sciences, Inc.	3,849	316,426
Global Payments, Inc.	278	31,333
Goldman Sachs Group, Inc.	315	108,184
GoodRx Holdings, Inc., Class A†	6,345	29,631
Graco, Inc.	2,838	225,025
Graphic Packaging Holding Co.	6,081	149,957
H&R Block, Inc.	4,293	145,576
Halozyme Therapeutics, Inc.†	1,581	50,798
Harley-Davidson, Inc.	1,198	44,446
Harmony Biosciences Holdings, Inc.†	477	15,378
Hartford Financial Services Group, Inc.	2,729	193,732
HCA Healthcare, Inc.	2,591	744,472
HEICO Corp.	447	75,382
Hershey Co.	1,006	274,698
Hess Corp.	338	49,030
Hilton Worldwide Holdings, Inc.	2,354	339,023
Home Depot, Inc.	4,056	1,218,990
Honeywell International, Inc.	1,343	268,385
Howmet Aerospace, Inc.	2,561	113,427
HP, Inc.	1,001	29,740
Hubbell, Inc.	152	40,937
HubSpot, Inc.†	172	72,403
Humana, Inc.	334	177,184
Huntington Ingalls Industries, Inc.	103	20,771
IDEX Corp.	949	195,798
IDEXX Laboratories, Inc.†	1,061	522,182
Illinois Tool Works, Inc.	1,487	359,765
Illumina, Inc.†	63	12,950
Incyte Corp.†	228	16,965
Security Description	Shares or Principal Amount	Value

United States (continued)
Intel Corp.	1,682	$ 52,243
Intercontinental Exchange, Inc.	304	33,115
International Business Machines Corp.	402	50,817
International Flavors & Fragrances, Inc.	224	21,719
International Paper Co.	795	26,322
Intuit, Inc.	2,257	1,001,995
Intuitive Surgical, Inc.†	408	122,898
IQVIA Holdings, Inc.†	138	25,976
Johnson & Johnson	6,772	1,108,576
JPMorgan Chase & Co.	18,851	2,605,962
Kimberly-Clark Corp.	1,921	278,334
Kinder Morgan, Inc.	2,057	35,278
KLA Corp.	345	133,356
Kraft Heinz Co.	368	14,451
Kroger Co.	7,318	355,874
Lam Research Corp.	1,440	754,675
Las Vegas Sands Corp.†	8,425	537,936
Lennar Corp., Class A	302	34,069
Liberty Broadband Corp., Class C†	249	21,110
Liberty Media Corp.-Liberty Formula One, Series C†	8,159	588,998
Lincoln Electric Holdings, Inc.	182	30,540
Livent Corp.†	4,620	100,947
Lockheed Martin Corp.	684	317,684
Loews Corp.	923	53,137
Lowe's Cos., Inc.	504	104,746
Lululemon Athletica, Inc.†	4,279	1,625,720
Marathon Petroleum Corp.	431	52,582
Markel Corp.†	30	41,056
Marriott International, Inc., Class A	250	42,335
Marsh & McLennan Cos., Inc.	4,311	776,799
Marvell Technology, Inc.	547	21,596
Masco Corp.	2,277	121,842
Mastercard, Inc., Class A	4,376	1,663,011
Match Group, Inc.†	308	11,365
McDonald's Corp.	4,058	1,200,153
McKesson Corp.	335	122,020
MercadoLibre, Inc.†	1,047	1,337,532
Merck & Co., Inc.	18,040	2,083,079
Meta Platforms, Inc., Class A†	9,735	2,339,515
MetLife, Inc.	2,222	136,275
Mettler-Toledo International, Inc.†	138	205,827
MGIC Investment Corp.	3,579	53,220
Microchip Technology, Inc.	1,266	92,405
Micron Technology, Inc.	528	33,982
Microsoft Corp.	29,716	9,130,538
Moderna, Inc.†	138	18,339
Mondelez International, Inc., Class A	6,995	536,656
MongoDB, Inc.†	57	13,678
Monster Beverage Corp.†	5,791	324,296
Moody's Corp.	1,483	464,357
Morgan Stanley	14,851	1,336,144
Motorola Solutions, Inc.	1,666	485,472
MSCI, Inc.	839	404,776
Nasdaq, Inc.	7,668	424,577
Netflix, Inc.†	2,478	817,567
Neurocrine Biosciences, Inc.†	497	50,217
Newmont Corp.	2,594	122,956
NextEra Energy, Inc.	5,875	450,201
NIKE, Inc., Class B	5,936	752,210
NMI Holdings, Inc., Class A†	827	19,352
Norfolk Southern Corp.	181	36,748

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Nucor Corp.	1,154	$ 171,000
NVIDIA Corp.	7,889	2,189,119
NVR, Inc.†	100	584,000
Okta, Inc.†	1,087	74,492
Old Dominion Freight Line, Inc.	98	31,398
Old Republic International Corp.	1,541	38,941
Omnicom Group, Inc.	741	67,112
Oracle Corp.	12,078	1,144,028
O'Reilly Automotive, Inc.†	844	774,210
Otis Worldwide Corp.	8,048	686,494
Owens Corning	556	59,386
Palantir Technologies, Inc., Class A†	1,602	12,416
Palo Alto Networks, Inc.†	1,907	347,951
Parker-Hannifin Corp.	2,069	672,177
Paychex, Inc.	1,545	169,734
Paycom Software, Inc.†	415	120,504
Paylocity Holding Corp.†	587	113,461
PayPal Holdings, Inc.†	2,329	177,004
PepsiCo, Inc.	10,878	2,076,501
Pfizer, Inc.	9,799	381,083
Philip Morris International, Inc.	655	65,480
Phillips 66	310	30,690
Pinterest, Inc., Class A†	248	5,704
Plug Power, Inc.†	251	2,267
PNC Financial Services Group, Inc.	278	36,210
Primerica, Inc.	402	73,369
Procter & Gamble Co.	9,432	1,474,976
Progress Software Corp.	693	38,032
Progressive Corp.	366	49,922
Prologis, Inc.	1,171	146,668
Public Storage	134	39,507
QUALCOMM, Inc.	1,845	215,496
Qualys, Inc.†	305	34,447
Radian Group, Inc.	2,746	66,645
Raytheon Technologies Corp.	970	96,903
Regeneron Pharmaceuticals, Inc.†	652	522,767
Reinsurance Group of America, Inc.	429	61,055
Reliance Steel & Aluminum Co.	323	80,039
Republic Services, Inc.	442	63,922
ResMed, Inc.	115	27,710
Rockwell Automation, Inc.	1,052	298,147
Roku, Inc.†	71	3,991
Rollins, Inc.	2,388	100,893
Roper Technologies, Inc.	150	68,217
Ross Stores, Inc.	235	25,082
S&P Global, Inc.	173	62,726
Salesforce, Inc.†	3,641	722,265
SBA Communications Corp.	69	18,001
Sealed Air Corp.	5,104	244,941
Sempra Energy	279	43,382
ServiceNow, Inc.†	663	304,595
Sherwin-Williams Co.	1,509	358,448
Shoals Technologies Group, Inc., Class A†	3,839	80,197
Silgan Holdings, Inc.	749	36,896
Simon Property Group, Inc.	373	42,268
Snap, Inc., Class A†	510	4,442
Snap-on, Inc.	1,094	283,795
Snowflake, Inc., Class A†	144	21,324
SolarEdge Technologies, Inc.†	603	172,235
Sonoco Products Co.	1,330	80,625
Security Description	Shares or Principal Amount	Value

United States (continued)
Southern Co.	723	$ 53,177
Southwest Airlines Co.	8,282	250,862
Splunk, Inc.†	101	8,710
SS&C Technologies Holdings, Inc.	407	23,826
Starbucks Corp.	1,036	118,404
State Street Corp.	3,382	244,383
Steel Dynamics, Inc.	4,016	417,463
Stifel Financial Corp.	719	43,118
Stryker Corp.	827	247,811
Synopsys, Inc.†	648	240,615
Sysco Corp.	392	30,082
Take-Two Interactive Software, Inc.†	141	17,525
Target Corp.	212	33,443
Tenable Holdings, Inc.†	1,477	54,634
Tesla, Inc.†	8,845	1,453,322
Texas Instruments, Inc.	8,021	1,341,111
Thermo Fisher Scientific, Inc.	1,435	796,282
TJX Cos., Inc.	674	53,125
T-Mobile US, Inc.†	305	43,890
Toro Co.	940	98,004
Tractor Supply Co.	1,588	378,579
Trade Desk, Inc., Class A†	2,694	173,332
TransDigm Group, Inc.	167	127,755
Truist Financial Corp.	922	30,039
Twilio, Inc., Class A†	255	13,416
Uber Technologies, Inc.†	797	24,747
Ulta Beauty, Inc.†	151	83,266
Union Pacific Corp.	4,325	846,403
United Parcel Service, Inc., Class B	2,257	405,831
United Rentals, Inc.	398	143,722
United Therapeutics Corp.†	480	110,462
UnitedHealth Group, Inc.	4,495	2,211,945
Unum Group	2,426	102,377
US Bancorp	14,049	481,600
Valero Energy Corp.	241	27,635
Veeva Systems, Inc., Class A†	79	14,147
Ventas, Inc.	442	21,238
VeriSign, Inc.†	143	31,717
Verisk Analytics, Inc.	360	69,880
Verizon Communications, Inc.	3,157	122,586
Vertex Pharmaceuticals, Inc.†	927	315,857
VF Corp.	235	5,525
Viatris, Inc.	700	6,531
Visa, Inc., Class A	11,380	2,648,467
Walgreens Boots Alliance, Inc.	614	21,644
Walmart, Inc.	1,004	151,574
Walt Disney Co.†	4,580	469,450
Warner Bros. Discovery, Inc.†	1,816	24,716
Waste Management, Inc.	2,114	351,030
Waters Corp.†	685	205,747
Watsco, Inc.	262	90,752
WEC Energy Group, Inc.	411	39,526
Wells Fargo & Co.	10,694	425,087
Welltower, Inc.	381	30,183
WESCO International, Inc.	548	78,912
Weyerhaeuser Co.	878	26,261
Workday, Inc., Class A†	145	26,990
WW Grainger, Inc.	384	267,099
Wyndham Hotels & Resorts, Inc.	4,738	323,226
Yum! Brands, Inc.	743	104,451
Zebra Technologies Corp., Class A†	73	21,026
Zimmer Biomet Holdings, Inc.	3,659	506,552

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Zoetis, Inc.	1,429	$ 251,190
Zoom Video Communications, Inc., Class A†	91	5,590
Zscaler, Inc.†	1,391	125,329
		133,484,695
Total Common Stocks (cost $212,109,626)		227,255,276
CORPORATE BONDS & NOTES — 36.4%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	347,587
British Virgin Islands — 0.5%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,178,554
Canada — 1.5%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	794,564
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	656,857
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	119,080
Magna International, Inc.
5.50%, 03/21/2033	1,693,000	1,755,205
Rogers Communications, Inc.
4.55%, 03/15/2052*	4,548,000	3,729,229
		7,054,935
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	284,337
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,041,158
Germany — 0.3%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	908,819
6.72%, 01/18/2029	349,000	354,849
7.08%, 02/10/2034	303,000	283,471
		1,547,139
Ireland — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,142,762
3.30%, 01/30/2032	2,318,000	1,898,611
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,911,651
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	897,568
		7,850,592
Italy — 0.8%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,692,491
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	216,696
Security Description	Shares or Principal Amount	Value

Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	$ 1,213,000	$ 1,060,973
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	792,932
Switzerland — 1.5%
Credit Suisse Group AG
3.09%, 05/14/2032*	4,619,000	3,698,945
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,435,418
		7,134,363
United Kingdom — 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,223,899
2.88%, 03/17/2031*	1,169,000	990,029
Barclays PLC
5.50%, 08/09/2028	864,000	861,576
		4,075,504
United States — 28.4%
AES Corp.
2.45%, 01/15/2031	1,179,000	967,641
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,694,450
4.75%, 04/15/2035	390,000	371,239
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,725,441
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,753,370
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	980,919
4.85%, 03/01/2039	990,000	928,987
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	1,993,202
2.88%, 10/22/2030	2,582,000	2,248,293
4.38%, 01/27/2027(1)	2,251,000	1,918,977
5.29%, 04/25/2034	1,683,000	1,694,252
Bank of New York Mellon Corp.
4.97%, 04/26/2034	1,757,000	1,770,673
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,118,353
Becton Dickinson & Co.
4.69%, 02/13/2028	889,000	899,304
Boeing Co.
3.95%, 08/01/2059	863,000	635,135
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,829,615
3.40%, 06/21/2029	750,000	636,449
BP Capital Markets America, Inc.
4.81%, 02/13/2033	1,231,000	1,252,328
Capital One Financial Corp.
5.47%, 02/01/2029	354,000	348,281
Carrier Global Corp.
2.70%, 02/15/2031	2,423,000	2,081,484
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,867,109
3.90%, 06/01/2052	699,000	455,380
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	655,078

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Cigna Corp.
2.38%, 03/15/2031	$ 2,535,000	$ 2,148,405
Citigroup, Inc.
2.57%, 06/03/2031	2,075,000	1,755,853
3.79%, 03/17/2033	967,000	869,715
Comcast Corp.
2.89%, 11/01/2051	2,920,000	1,995,499
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	771,170
4.38%, 01/15/2028	812,000	772,107
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,753,253
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	1,490,000	1,490,742
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	991,883
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	2,899,514
Discover Financial Services
6.70%, 11/29/2032	824,000	871,861
Discovery Communications LLC
3.95%, 03/20/2028	561,000	525,489
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	241,408
Energy Transfer LP
4.40%, 03/15/2027	712,000	694,300
5.25%, 04/15/2029	750,000	752,580
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,865,611
5.70%, 04/01/2028	338,000	339,475
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	951,021
3.90%, 04/15/2032	508,000	462,876
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,394,207
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	920,897
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,166,659
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	414,030
General Mills, Inc.
4.95%, 03/29/2033	301,000	306,570
HCA, Inc.
4.63%, 03/15/2052*	1,277,000	1,059,226
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,911,144
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	325,918
Highwoods Realty LP
4.20%, 04/15/2029	439,000	373,913
JPMorgan Chase & Co.
1.95%, 02/04/2032	1,327,000	1,069,637
3.65%, 06/01/2026(1)	1,480,000	1,297,516
3.70%, 05/06/2030	1,000,000	932,767
Kenvue, Inc.
5.05%, 03/22/2028*	1,004,000	1,039,830
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,461,491
Security Description	Shares or Principal Amount	Value

United States (continued)
M&T Bank Corp.
5.13%, 11/01/2026(1)	$ 617,000	$ 477,850
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,838,257
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	703,002
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*	875,000	881,905
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,769,682
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	783,253
Morgan Stanley
1.93%, 04/28/2032	4,407,000	3,505,763
5.25%, 04/21/2034	1,006,000	1,017,210
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,925,173
MPLX LP
4.50%, 04/15/2038	750,000	673,315
4.95%, 03/14/2052	1,037,000	897,672
5.00%, 03/01/2033	515,000	506,024
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	494,000	410,171
NiSource, Inc.
1.70%, 02/15/2031	879,000	706,438
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,019,834
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	1,986,465
ONEOK, Inc.
4.35%, 03/15/2029	250,000	239,129
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,322,441
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	293,227
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	515,392
2.82%, 07/15/2046	853,000	624,673
Phillips 66 Co.
3.75%, 03/01/2028*	1,789,000	1,711,100
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	527,944
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	452,447
3.80%, 09/15/2030	417,000	377,328
4.70%, 06/15/2044	2,553,000	2,018,865
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	635,000	625,117
6.20%, 09/15/2027(1)	483,000	454,845
Prudential Financial, Inc.
4.50%, 09/15/2047	642,000	592,951
QUALCOMM, Inc.
5.40%, 05/20/2033	1,580,000	1,699,293
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	767,676
3.05%, 10/01/2041	259,000	182,243
Realty Income Corp.
4.90%, 07/15/2033	886,000	869,873
Republic Services, Inc.
1.45%, 02/15/2031	686,000	550,256

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ross Stores, Inc.
1.88%, 04/15/2031	$ 2,408,000	$ 1,954,028
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,416,127
Sempra Energy
3.80%, 02/01/2038	887,000	778,758
Sherwin-Williams Co.
2.30%, 05/15/2030	750,000	639,301
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	978,268
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	611,177
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	939,407
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,592,963
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,948,158
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,120,550
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,250,170
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,366,123
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,764,170
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	792,000	655,063
5.14%, 03/15/2052*	3,547,000	2,834,257
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,900,123
3.35%, 03/02/2033	1,269,000	1,107,659
3.90%, 03/15/2026(1)	2,066,000	1,797,818
4.90%, 07/25/2033	1,658,000	1,622,553
5.39%, 04/24/2034	478,000	486,254
Westlake Corp.
3.38%, 06/15/2030	385,000	342,237
Xylem, Inc.
2.25%, 01/30/2031	680,000	576,751
		133,261,256
Total Corporate Bonds & Notes (cost $190,748,066)		170,538,517
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
United States — 0.5%
VanEck Gold Miners ETF (cost $2,334,216)	70,032	2,351,675
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS — 0.1%
Purchased Options - Puts — 0.1%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 05/19/2023; Strike Price: $3,475.00)	150	$ 16,125
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,360.00)	133	54,530
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,510.00)	185	298,775
Total Purchased Options (cost $1,246,381)		369,430
Total Long-Term Investment Securities (cost $406,438,289)		400,514,898
SHORT-TERM INVESTMENTS — 12.8%
Unaffiliated Investment Companies — 12.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.95%(2) (cost $60,098,578)	60,086,270	60,098,287
TOTAL INVESTMENTS (cost $466,536,867)	98.3%	460,613,185
Other assets less liabilities	1.7	7,759,262
NET ASSETS	100.0%	$468,372,447
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $42,545,849 representing 9.1% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of April 30, 2023.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
OTC—Over the Counter
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
280	Long	S&P 500 E-Mini Index	June 2023	$55,532,532	$58,639,001	$3,106,469
17	Long	S&P/Toronto Stock Exchange 60 Index	June 2023	3,037,521	3,133,115	95,594
32	Long	SPI 200 Index	June 2023	3,718,802	3,890,838	172,036
34	Long	TOPIX Index	June 2023	5,025,095	5,166,293	141,198
34	Long	U.S. Treasury 10 Year Notes	June 2023	3,799,027	3,916,906	117,879
131	Long	U.S. Treasury 2 Year Notes	June 2023	26,699,195	27,007,492	308,297
113	Long	U.S. Treasury 5 Year Notes	June 2023	12,176,279	12,400,867	224,588
203	Long	U.S. Treasury Long Bonds	June 2023	25,527,609	26,726,219	1,198,610

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
39	Long	U.S. Treasury Ultra 10 Year Notes	June 2023	4,727,551	$ 4,736,671	$ 9,120
70	Long	U.S. Treasury Ultra Bonds	June 2023	9,480,165	9,898,437	418,272
88	Short	U.S. Treasury 5 Year Notes	June 2023	9,667,482	9,657,312	10,170
						$5,802,233
						Unrealized (Depreciation)
88	Short	Euro STOXX 50 Index	June 2023	$ 4,100,754	$ 4,200,485	$ (99,731)
193	Short	Euro-Schatz	June 2023	22,253,788	22,473,562	(219,774)
22	Short	FTSE 100 Index	June 2023	2,177,015	2,179,314	(2,299)
155	Short	MSCI Emerging Markets Index	June 2023	7,488,464	7,627,550	(139,086)
49	Short	S&P 500 E-Mini Index	June 2023	9,692,089	10,261,825	(569,736)
12	Short	TOPIX Index	June 2023	1,772,506	1,823,398	(50,892)
548	Short	U.S. Treasury 10 Year Notes	June 2023	61,330,758	63,131,313	(1,800,555)
						$(2,882,073)
		Net Unrealized Appreciation (Depreciation)				$2,920,160
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,120,000	USD	1,569,281	05/25/2023	$ 3,817	$ —
	CHF	5,381,000	JPY	804,593,486	05/25/2023	—	(109,233)
	EUR	4,533,000	USD	4,979,578	05/25/2023	—	(21,730)
	USD	5,677,136	EUR	5,168,000	05/25/2023	24,775	—
	USD	1,803,318	GBP	1,455,910	05/25/2023	27,293	—
	USD	559,950	SEK	5,781,000	05/25/2023	4,402	—
						60,287	(130,963)
Barclays Bank PLC	GBP	807,300	USD	1,007,954	05/31/2023	—	(7,243)
	KRW	6,109,735,000	USD	4,609,138	05/23/2023	37,215	—
	MXN	1,776,000	USD	97,953	05/25/2023	—	(373)
	USD	4,234,658	CAD	5,721,000	05/25/2023	—	(10,120)
	USD	1,705,144	KRW	2,260,287,000	05/23/2023	—	(13,768)
	USD	1,627,922	MXN	29,516,000	05/25/2023	6,192	—
						43,407	(31,504)
Citibank, N.A.	AUD	2,304,000	USD	1,543,671	05/25/2023	17,630	—
	CHF	367,000	USD	411,791	05/25/2023	177	—
	USD	247,565	DKK	1,682,000	05/25/2023	1,468	—
						19,275	—
Morgan Stanley & Co. International PLC	BRL	2,705,000	USD	512,709	05/03/2023	—	(29,614)
	CAD	6,400,000	USD	4,730,037	05/25/2023	4,107	—
	CHF	148,282	GBP	134,353	05/25/2023	2,623	—
	EUR	1,028,276	JPY	150,619,364	05/25/2023	—	(25,183)
	GBP	80,451	AUD	148,725	05/25/2023	—	(2,649)
	GBP	5,278,000	USD	6,539,148	05/25/2023	—	(97,228)
	IDR	2,902,251,000	USD	197,184	05/23/2023	—	(605)
	JPY	832,936,948	CHF	5,511,000	05/25/2023	46,285	—
	USD	9,185,841	AUD	13,696,000	05/25/2023	—	(114,376)
	USD	1,544,192	BRL	8,147,000	05/03/2023	89,194	—
	USD	377,905	COP	1,703,405,000	05/23/2023	—	(17,061)
	USD	1,600,066	GBP	1,291,090	05/25/2023	23,306	—
	USD	190,386	ILS	696,000	05/25/2023	1,509	—
	USD	728,180	INR	59,860,000	05/23/2023	3,449	—
	USD	2,513,262	KRW	3,338,366,000	05/23/2023	—	(15,158)
	USD	416,124	NOK	4,429,000	05/25/2023	—	(76)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	52,800	NZD	86,000	05/25/2023	$ 379	$ —
	USD	1,623,280	ZAR	29,498,000	05/25/2023	—	(13,918)
						170,852	(315,868)
UBS AG	AUD	355,000	CAD	321,741	05/25/2023	2,450	—
	BRL	8,147,000	USD	1,607,220	05/03/2023	—	(26,165)
	BRL	2,705,000	USD	530,392	06/02/2023	—	(8,638)
	JPY	353,753,000	USD	2,655,726	05/25/2023	50,304	—
	USD	533,636	BRL	2,705,000	05/03/2023	8,687	—
	USD	1,597,451	BRL	8,147,000	06/02/2023	26,017	—
	USD	5,053,204	JPY	673,106,534	05/25/2023	—	(95,717)
	USD	571,598	TWD	17,403,000	05/23/2023	—	(5,118)
						87,458	(135,638)
Unrealized Appreciation (Depreciation)						$381,279	$(613,973)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
Banks	14.2%
Short-Term Investments	12.8
Oil & Gas	5.3
Pharmaceuticals	5.0
Software	4.4
Internet	4.3
Semiconductors	4.3
REITS	4.0
Telecommunications	3.6
Diversified Financial Services	3.2
Retail	2.7
Computers	2.6
Insurance	2.2
Electric	2.2
Pipelines	2.0
Beverages	2.0
Healthcare-Products	1.7
Food	1.6
Healthcare-Services	1.5
Media	1.3
Commercial Services	1.3
Mining	1.3
Machinery-Diversified	1.2
Auto Manufacturers	1.0
Building Materials	0.9
Cosmetics/Personal Care	0.9
Apparel	0.9
Entertainment	0.8
Miscellaneous Manufacturing	0.8
Electrical Components & Equipment	0.8
Distribution/Wholesale	0.8
Auto Parts & Equipment	0.7
Lodging	0.7
Energy-Alternate Sources	0.6
Biotechnology	0.6
Chemicals	0.5

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Transportation	0.5%
Unaffiliated Investment Companies	0.5
Household Products/Wares	0.5
Electronics	0.3
Aerospace/Defense	0.2
Packaging & Containers	0.2
Iron/Steel	0.2
Environmental Control	0.2
Hand/Machine Tools	0.2
Oil & Gas Services	0.2
Gas	0.1
Home Builders	0.1
Machinery-Construction & Mining	0.1
Purchased Options	0.1
Airlines	0.1
Water	0.1
98.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$402,861	$48,534	$—	$451,395
Brazil	863,207	—	—	863,207
Canada	5,102,083	—	—	5,102,083
Cayman Islands	152,023	2,107,063	—	2,259,086
Chile	73,418	—	—	73,418
Curacao	702,004	—	—	702,004
Guernsey	81,943	—	—	81,943
India	1,431,458	—	—	1,431,458
Ireland	2,792,345	80,554	—	2,872,899
Israel	169,062	42,406	—	211,468
Jersey	22,629	155,594	—	178,223
Mexico	187,653	—	—	187,653
Netherlands	32,093	3,334,735	—	3,366,828
Switzerland	406,546	9,072,858	—	9,479,404
Taiwan	2,037,278	—	—	2,037,278
United Kingdom	24,309	17,925,193	—	17,949,502
United States	133,484,695	—	—	133,484,695
Other Countries	—	46,522,732	—	46,522,732
Corporate Bonds & Notes	—	170,538,517	—	170,538,517
Unaffiliated Investment Companies	2,351,675	—	—	2,351,675
Purchased Options	369,430	—	—	369,430
Short-Term Investments	60,098,287	—	—	60,098,287
Total Investments at Value	$210,784,999	$249,828,186	$—	$460,613,185
Other Financial Instruments:†
Futures Contracts	$5,488,999	$313,234	$—	$5,802,233
Forward Foreign Currency Contracts	—	381,279	—	381,279
Total Other Financial Instruments	$5,488,999	$694,513	$—	$6,183,512

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,729,151	$152,922	$—	$2,882,073
Forward Foreign Currency Contracts	—	613,973	—	613,973
Total Other Financial Instruments	$2,729,151	$766,895	$—	$3,496,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	4,221	$ 6,332
Advantage Solutions, Inc.†	9,455	12,102
Boston Omaha Corp., Class A†	2,508	51,314
Clear Channel Outdoor Holdings, Inc.†	42,260	53,670
Entravision Communications Corp., Class A	6,806	42,537
Quotient Technology, Inc.†	10,382	29,277
Stagwell, Inc.†	8,790	54,674
		249,906
Aerospace/Defense — 0.9%
AAR Corp.†	3,793	200,195
Aerojet Rocketdyne Holdings, Inc.†	9,096	513,105
AeroVironment, Inc.†	2,826	284,550
AerSale Corp.†	2,832	45,822
AEye, Inc.†	11,705	2,327
Archer Aviation, Inc., Class A†	16,612	32,892
Astra Space, Inc.†	17,708	7,482
Astronics Corp.†	2,934	43,247
Barnes Group, Inc.	5,611	235,830
Ducommun, Inc.†	1,268	63,400
Joby Aviation, Inc.†	29,524	127,839
Kaman Corp.	3,211	70,867
Kratos Defense & Security Solutions, Inc.†	14,161	182,677
Momentus, Inc.†	6,429	2,765
Moog, Inc., Class A	3,281	295,651
National Presto Industries, Inc.	587	39,928
Redwire Corp.†	2,258	7,293
Rocket Lab USA, Inc.†	24,711	96,867
Triumph Group, Inc.†	7,340	79,345
		2,332,082
Agriculture — 0.3%
22nd Century Group, Inc.†	18,548	13,177
Alico, Inc.	805	18,966
Andersons, Inc.	3,671	164,094
AppHarvest, Inc.†	11,844	5,497
Benson Hill, Inc.†	19,618	20,795
Fresh Del Monte Produce, Inc.	3,497	100,399
Local Bounti Corp.†	7,412	3,965
Tejon Ranch Co.†	2,382	41,161
Turning Point Brands, Inc.	1,696	40,348
Universal Corp.	2,769	151,990
Vector Group, Ltd.	16,475	209,891
Vital Farms, Inc.†	3,423	44,088
		814,371
Airlines — 0.3%
Allegiant Travel Co.†	1,804	187,454
Frontier Group Holdings, Inc.†	4,275	40,570
Hawaiian Holdings, Inc.†	5,802	48,331
SkyWest, Inc.†	5,720	161,876
Spirit Airlines, Inc.	12,494	213,647
Sun Country Airlines Holdings, Inc.†	3,795	74,875
Wheels Up Experience, Inc.†	18,483	8,548
		735,301
Apparel — 0.8%
Crocs, Inc.†	6,953	859,877
Ermenegildo Zegna NV	6,864	88,751
Fossil Group, Inc.†	5,405	18,161
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Kontoor Brands, Inc.	6,367	$ 287,597
Oxford Industries, Inc.	1,715	176,971
PLBY Group, Inc.†	5,151	8,602
Rocky Brands, Inc.	789	23,055
Steven Madden, Ltd.	8,820	309,053
Superior Group of Cos., Inc.	1,352	10,546
Torrid Holdings, Inc.†	1,674	5,725
Urban Outfitters, Inc.†	7,318	198,025
Weyco Group, Inc.	676	18,347
Wolverine World Wide, Inc.	8,871	148,501
		2,153,211
Auto Manufacturers — 0.2%
Blue Bird Corp.†	2,002	37,437
Canoo, Inc.†	32,485	24,526
Cenntro Electric Group, Ltd.†	21,091	7,821
Fisker, Inc.†	20,289	130,661
Hyliion Holdings Corp.†	15,738	21,561
Hyzon Motors, Inc.†	10,060	8,366
Lightning eMotors, Inc.†	332	1,474
Lordstown Motors Corp., Class A†	20,202	10,566
Mullen Automotive, Inc.†	116,071	8,926
Nikola Corp.†	38,829	34,383
Proterra, Inc.†	25,620	29,975
REV Group, Inc.	3,762	40,366
TuSimple Holdings, Inc., Class A†	16,217	19,623
Wabash National Corp.	5,449	139,876
Workhorse Group, Inc.†	17,488	16,477
Xos, Inc.†	6,455	3,275
		535,313
Auto Parts & Equipment — 1.3%
Adient PLC†	10,879	401,870
Aeva Technologies, Inc.†	11,101	11,011
American Axle & Manufacturing Holdings, Inc.†	12,951	92,600
Cepton, Inc.†	5,410	2,018
Dana, Inc.	14,794	218,803
Dorman Products, Inc.†	3,020	260,203
Douglas Dynamics, Inc.	2,577	75,532
Fox Factory Holding Corp.†	4,861	538,939
Gentherm, Inc.†	3,796	226,431
Goodyear Tire & Rubber Co.†	32,156	343,105
Holley, Inc.†	5,892	14,200
indie Semiconductor, Inc., Class A†	12,234	92,611
Luminar Technologies, Inc.†	28,781	173,262
Methode Electronics, Inc.	4,060	166,419
Microvast Holdings, Inc.†	19,757	20,745
Miller Industries, Inc.	1,270	41,402
Motorcar Parts of America, Inc.†	2,177	10,602
Shyft Group, Inc.	3,956	99,217
Solid Power, Inc.†	15,192	34,486
Standard Motor Products, Inc.	2,311	83,219
Titan International, Inc.†	5,863	57,223
Visteon Corp.†	3,188	447,563
XPEL, Inc.†	2,468	180,312
		3,591,773
Banks — 7.1%
1st Source Corp.	1,848	77,025
ACNB Corp.	948	28,753
Alerus Financial Corp.	1,737	24,995
Amalgamated Financial Corp.	2,023	32,934

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
American National Bankshares, Inc.	1,189	$ 34,350
Ameris Bancorp	7,584	254,064
Arrow Financial Corp.	1,624	35,062
Associated Banc-Corp	17,100	304,893
Atlantic Union Bankshares Corp.	8,583	245,645
BancFirst Corp.	2,253	179,992
Bancorp, Inc.†	6,255	199,597
Bank First Corp.	886	60,594
Bank of Marin Bancorp	1,795	31,646
Bank of N.T. Butterfield & Son, Ltd.	5,697	146,584
BankUnited, Inc.	8,664	195,373
Bankwell Financial Group, Inc.	646	15,026
Banner Corp.	3,918	195,587
Bar Harbor Bankshares	1,693	41,986
BayCom Corp.	1,389	23,169
BCB Bancorp, Inc.	1,647	19,435
Blue Foundry Bancorp†	2,899	27,888
Blue Ridge Bankshares, Inc.	1,950	18,856
Bridgewater Bancshares, Inc.†	2,331	23,193
Business First Bancshares, Inc.	2,699	41,619
Byline Bancorp, Inc.	2,817	54,509
Cadence Bank	20,786	420,293
Cambridge Bancorp	783	40,442
Camden National Corp.	1,649	52,686
Capital Bancorp, Inc.	1,030	17,356
Capital City Bank Group, Inc.	1,550	47,213
Capstar Financial Holdings, Inc.	2,331	31,189
Carter Bankshares, Inc.†	2,731	35,093
Cathay General Bancorp	7,995	254,801
Central Pacific Financial Corp.	3,061	48,609
Citizens & Northern Corp.	1,728	33,005
City Holding Co.	1,687	153,838
Civista Bancshares, Inc.	1,762	27,963
CNB Financial Corp.	2,312	43,373
Coastal Financial Corp.†	1,216	44,080
Colony Bankcorp, Inc.	1,875	18,525
Community Bank System, Inc.	6,119	305,705
Community Trust Bancorp, Inc.	1,797	64,710
ConnectOne Bancorp, Inc.	4,253	67,112
CrossFirst Bankshares, Inc.†	5,114	51,293
Customers Bancorp, Inc.†	3,498	76,396
CVB Financial Corp.	15,280	228,742
Dime Community Bancshares, Inc.	3,738	77,003
Eagle Bancorp, Inc.	3,546	89,005
Eastern Bankshares, Inc.	17,655	205,681
Enterprise Bancorp, Inc.	1,069	30,830
Enterprise Financial Services Corp.	4,042	172,836
Equity Bancshares, Inc., Class A	1,723	40,577
Esquire Financial Holdings, Inc.	805	31,121
Farmers & Merchants Bancorp, Inc.	1,445	32,946
Farmers National Banc Corp.	4,001	46,772
FB Financial Corp.	4,101	120,692
Financial Institutions, Inc.	1,731	30,258
First Bancorp	4,395	135,278
First Bancorp, Inc.	1,114	27,516
First BanCorp/Puerto Rico	20,664	242,802
First Bancshares, Inc.	2,830	71,033
First Bank	1,776	17,245
First Busey Corp.	5,915	107,535
First Business Financial Services, Inc.	908	26,051
First Commonwealth Financial Corp.	11,655	145,454
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Community Bankshares, Inc.	1,808	$ 42,325
First Financial Bancorp	10,681	221,097
First Financial Bankshares, Inc.	14,894	435,798
First Financial Corp.	1,270	43,878
First Foundation, Inc.	5,861	36,866
First Guaranty Bancshares, Inc.	695	9,445
First Internet Bancorp	973	14,313
First Interstate BancSystem, Inc., Class A	10,242	262,093
First Merchants Corp.	6,560	191,421
First Mid Bancshares, Inc.	2,135	56,279
First of Long Island Corp.	2,480	29,016
Five Star Bancorp	1,442	30,657
Fulton Financial Corp.	18,591	221,791
FVCBankcorp, Inc.†	1,711	16,443
German American Bancorp, Inc.	3,173	92,239
Glacier Bancorp, Inc.	12,739	423,317
Great Southern Bancorp, Inc.	1,069	54,391
Guaranty Bancshares, Inc.	932	22,471
Hancock Whitney Corp.	9,878	360,745
Hanmi Financial Corp.	3,468	56,043
HarborOne Bancorp, Inc.	5,016	53,922
HBT Financial, Inc.	1,383	24,396
Heartland Financial USA, Inc.	4,708	153,292
Heritage Commerce Corp.	6,733	57,230
Heritage Financial Corp.	3,964	69,806
Hilltop Holdings, Inc.	5,714	177,248
Home BancShares, Inc.	21,547	469,078
HomeStreet, Inc.	2,058	20,086
Hope Bancorp, Inc.	13,282	120,866
Horizon Bancorp, Inc.	4,618	48,628
Independent Bank Corp.	2,305	41,075
Independent Bank Corp. of Rockland Massachusetts	5,251	294,056
Independent Bank Group, Inc.	4,101	149,194
International Bancshares Corp.	6,142	262,079
John Marshall Bancorp, Inc.	1,323	24,105
Kearny Financial Corp.	6,815	53,089
Lakeland Bancorp, Inc.	7,131	102,259
Lakeland Financial Corp.	2,812	142,484
Live Oak Bancshares, Inc.	3,752	88,397
Luther Burbank Corp.	1,701	15,377
Macatawa Bank Corp.	3,010	28,143
Mercantile Bank Corp.	1,764	49,498
Merchants Bancorp	1,803	41,830
Metrocity Bankshares, Inc.	2,114	34,564
Metropolitan Bank Holding Corp.†	1,181	37,898
Mid Penn Bancorp, Inc.	1,642	37,142
Midland States Bancorp, Inc.	2,426	48,520
MidWestOne Financial Group, Inc.	1,621	33,555
MVB Financial Corp.	1,173	21,407
National Bank Holdings Corp., Class A	3,349	106,498
NBT Bancorp, Inc.	4,792	154,494
Nicolet Bankshares, Inc.†	1,408	80,692
Northeast Bank	750	27,637
OFG Bancorp	5,340	136,544
Old National Bancorp	33,610	450,710
Old Second Bancorp, Inc.	4,854	59,656
Origin Bancorp, Inc.	2,574	75,753
Orrstown Financial Services, Inc.	1,174	22,506
Park National Corp.	1,644	178,078
Parke Bancorp, Inc.	1,158	19,906

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pathward Financial, Inc.	3,120	$ 138,934
PCB Bancorp	1,304	18,021
Peapack-Gladstone Financial Corp.	1,961	52,084
Peoples Bancorp, Inc.	3,732	97,256
Peoples Financial Services Corp.	802	32,361
Pioneer Bancorp, Inc.†	1,330	11,731
Preferred Bank	1,523	73,226
Premier Financial Corp.	4,059	67,420
Primis Financial Corp.	2,539	22,470
Provident Bancorp, Inc.	1,652	11,283
QCR Holdings, Inc.	1,814	75,100
RBB Bancorp	1,676	20,849
Red River Bancshares, Inc.	500	23,000
Renasant Corp.	6,273	176,397
Republic Bancorp, Inc., Class A	997	39,182
Republic First Bancorp, Inc.†	7,075	8,702
S&T Bancorp, Inc.	4,476	123,224
Sandy Spring Bancorp, Inc.	5,007	112,557
Seacoast Banking Corp. of Florida	8,268	183,467
ServisFirst Bancshares, Inc.	5,749	290,324
Shore Bancshares, Inc.	2,039	27,078
Sierra Bancorp	1,574	25,798
Simmons First National Corp., Class A	13,936	232,871
SmartFinancial, Inc.	1,778	38,298
South Plains Financial, Inc.	1,119	22,973
Southern First Bancshares, Inc.†	868	23,939
Southside Bancshares, Inc.	3,442	109,215
SouthState Corp.	8,593	592,745
Stellar Bancorp, Inc.	5,199	119,265
Sterling Bancorp, Inc.†	1,986	10,764
Stock Yards Bancorp, Inc.	3,281	159,457
Summit Financial Group, Inc.	1,275	24,773
Texas Capital Bancshares, Inc.†	5,541	278,435
Third Coast Bancshares, Inc.†	1,464	20,408
Tompkins Financial Corp.	1,590	93,206
Towne Bank	7,919	187,601
TriCo Bancshares	3,575	128,021
Triumph Financial, Inc.†	2,631	136,707
TrustCo Bank Corp.	2,149	64,126
Trustmark Corp.	7,020	167,708
UMB Financial Corp.	5,046	320,976
United Bankshares, Inc.	14,963	495,724
United Community Banks, Inc.	12,183	303,357
Unity Bancorp, Inc.	816	18,890
Univest Financial Corp.	3,303	66,456
USCB Financial Holdings, Inc.†	1,235	11,757
Valley National Bancorp	49,371	463,100
Veritex Holdings, Inc.	6,019	103,587
Walker & Dunlop, Inc.	3,517	236,729
Washington Trust Bancorp, Inc.	1,958	55,039
WesBanco, Inc.	6,566	174,787
West BanCorp, Inc.	1,856	31,979
Westamerica BanCorp	2,985	120,922
		19,102,439
Beverages — 0.6%
BRC, Inc., Class A†	3,097	16,135
Celsius Holdings, Inc.†	6,366	608,399
Coca-Cola Consolidated, Inc.	538	317,129
Duckhorn Portfolio, Inc.†	4,811	72,646
MGP Ingredients, Inc.	1,609	158,776
National Beverage Corp.†	2,706	134,488
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Primo Water Corp.	18,057	$ 274,286
Vintage Wine Estates, Inc.†	3,711	4,973
Vita Coco Co., Inc.†	3,195	69,172
		1,656,004
Biotechnology — 6.7%
2seventy bio, Inc.†	4,284	40,741
4D Molecular Therapeutics, Inc.†	3,438	61,918
Aadi Bioscience, Inc.†	1,659	12,874
Absci Corp.†	6,035	7,966
ACADIA Pharmaceuticals, Inc.†	13,776	293,842
Acrivon Therapeutics, Inc.†	992	12,212
Adicet Bio, Inc.†	3,475	20,294
ADMA Biologics, Inc.†	23,989	80,363
Aerovate Therapeutics, Inc.†	1,052	22,060
Affimed NV†	16,294	14,665
Agenus, Inc.†	34,903	52,704
Akero Therapeutics, Inc.†	3,994	178,692
Allogene Therapeutics, Inc.†	9,131	49,581
Allovir, Inc.†	3,559	12,243
Alpha Teknova, Inc.†	720	1,361
Alpine Immune Sciences, Inc.†	2,711	20,305
ALX Oncology Holdings, Inc.†	2,458	14,601
Amicus Therapeutics, Inc.†	31,599	364,652
AN2 Therapeutics, Inc.†	1,273	9,993
AnaptysBio, Inc.†	2,322	48,344
Anavex Life Sciences Corp.†	7,923	64,493
ANI Pharmaceuticals, Inc.†	1,460	55,071
Apellis Pharmaceuticals, Inc.†	10,745	896,455
Arbutus Biopharma Corp.†	13,017	32,673
Arcellx, Inc.†	3,388	144,600
Arcturus Therapeutics Holdings, Inc.†	2,648	70,490
Arcus Biosciences, Inc.†	5,885	105,047
Arcutis Biotherapeutics, Inc.†	4,756	65,823
Arrowhead Pharmaceuticals, Inc.†	11,794	417,626
Atara Biotherapeutics, Inc.†	10,801	29,271
Atea Pharmaceuticals, Inc.†	8,743	28,590
Athira Pharma, Inc.†	3,896	10,870
Aura Biosciences, Inc.†	2,710	24,498
Aurinia Pharmaceuticals, Inc.†	15,370	172,912
Avid Bioservices, Inc.†	6,998	126,314
Avidity Biosciences, Inc.†	7,480	92,752
Axsome Therapeutics, Inc.†	3,672	262,658
Beam Therapeutics, Inc.†	7,282	223,630
BioCryst Pharmaceuticals, Inc.†	21,253	161,735
Biohaven, Ltd.†	7,246	94,778
Bluebird Bio, Inc.†	11,810	51,374
Blueprint Medicines Corp.†	6,847	349,539
Bridgebio Pharma, Inc.†	12,132	176,157
C4 Therapeutics, Inc.†	4,820	14,556
Cara Therapeutics, Inc.†	5,133	21,559
Caribou Biosciences, Inc.†	6,427	27,636
Cassava Sciences, Inc.†	4,370	101,471
Celldex Therapeutics, Inc.†	5,251	165,091
Celularity, Inc.†	7,274	4,295
Century Therapeutics, Inc.†	2,307	7,221
Cerevel Therapeutics Holdings, Inc.†	6,564	190,619
Chinook Therapeutics, Inc.†	5,809	116,238
Cogent Biosciences, Inc.†	7,335	78,925
Crinetics Pharmaceuticals, Inc.†	6,030	117,826
CTI BioPharma Corp.†	11,473	55,759
Cullinan Oncology, Inc.†	3,000	29,190
Cytek Biosciences, Inc.†	13,084	150,204

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cytokinetics, Inc.†	9,408	$ 351,859
Day One Biopharmaceuticals, Inc.†	3,173	39,345
Deciphera Pharmaceuticals, Inc.†	5,920	84,123
Denali Therapeutics, Inc.†	12,471	309,780
Design Therapeutics, Inc.†	3,882	25,039
DICE Therapeutics, Inc.†	4,055	131,788
Dynavax Technologies Corp.†	13,697	142,586
Dyne Therapeutics, Inc.†	3,630	37,607
Edgewise Therapeutics, Inc.†	4,343	38,088
Editas Medicine, Inc.†	7,916	64,595
Eiger BioPharmaceuticals, Inc.†	4,776	4,919
Emergent BioSolutions, Inc.†	5,770	50,949
Enochian Biosciences, Inc.†	2,264	2,581
EQRx, Inc.†	23,034	38,697
Erasca, Inc.†	8,281	22,856
Esperion Therapeutics, Inc.†	8,450	11,154
Evolus, Inc.†	4,058	35,467
EyePoint Pharmaceuticals, Inc.†	2,989	18,771
Fate Therapeutics, Inc.†	9,524	57,811
FibroGen, Inc.†	10,021	171,560
Generation Bio Co.†	5,510	27,109
Geron Corp.†	49,043	120,646
Gossamer Bio, Inc.†	7,216	9,309
GreenLight Biosciences Holdings PBC†	10,243	3,262
Halozyme Therapeutics, Inc.†	15,261	490,336
HilleVax, Inc.†	2,000	28,000
Humacyte, Inc.†	6,735	21,821
Icosavax, Inc.†	2,547	14,034
Ideaya Biosciences, Inc.†	5,075	92,670
IGM Biosciences, Inc.†	1,212	13,126
ImmunityBio, Inc.†	9,379	26,261
ImmunoGen, Inc.†	24,601	132,599
Immunovant, Inc.†	5,093	82,201
Inhibrx, Inc.†	3,733	78,393
Innoviva, Inc.†	7,250	85,043
Inovio Pharmaceuticals, Inc.†	28,323	21,880
Insmed, Inc.†	15,489	302,035
Instil Bio, Inc.†	7,973	5,210
Intellia Therapeutics, Inc.†	9,498	358,549
Intercept Pharmaceuticals, Inc.†	2,802	48,531
Intra-Cellular Therapies, Inc.†	10,498	652,451
Invivyd, Inc.†	5,882	6,470
Iovance Biotherapeutics, Inc.†	17,276	97,437
iTeos Therapeutics, Inc.†	2,696	37,043
IVERIC bio, Inc.†	15,648	514,663
Janux Therapeutics, Inc.†	1,966	30,119
Karuna Therapeutics, Inc.†	3,714	737,006
Karyopharm Therapeutics, Inc.†	8,921	31,937
Keros Therapeutics, Inc.†	2,205	97,803
Kezar Life Sciences, Inc.†	6,031	14,655
Kiniksa Pharmaceuticals, Ltd., Class A†	3,569	38,367
Kinnate Biopharma, Inc.†	3,348	8,470
Kodiak Sciences, Inc.†	3,821	16,736
Kronos Bio, Inc.†	4,662	7,692
Krystal Biotech, Inc.†	2,444	205,296
Kymera Therapeutics, Inc.†	4,332	136,631
Lexicon Pharmaceuticals, Inc.†	9,542	22,805
Ligand Pharmaceuticals, Inc.†	1,733	132,315
Liquidia Corp.†	5,468	36,690
MacroGenics, Inc.†	6,907	47,589
MeiraGTx Holdings PLC†	3,756	20,095
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Mersana Therapeutics, Inc.†	10,605	$ 46,450
Mineralys Therapeutics, Inc.†	1,386	18,642
MiNK Therapeutics, Inc.†	509	911
Monte Rosa Therapeutics, Inc.†	3,408	15,472
Myriad Genetics, Inc.†	9,112	193,994
Nektar Therapeutics†	20,793	15,643
NeoGenomics, Inc.†	14,422	210,850
NGM Biopharmaceuticals, Inc.†	4,632	20,890
Nkarta, Inc.†	3,754	18,582
Nurix Therapeutics, Inc.†	5,317	51,203
Nuvalent, Inc., Class A†	2,306	81,609
Nuvation Bio, Inc.†	13,337	21,473
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,131	16,669
Pardes Biosciences, Inc.†	3,934	7,632
PepGen, Inc.†	1,723	26,000
Phathom Pharmaceuticals, Inc.†	2,811	30,078
PhenomeX, Inc.†	7,705	9,015
Point Biopharma Global, Inc.†	9,947	76,990
Praxis Precision Medicines, Inc.†	5,465	5,684
Precigen, Inc.†	13,977	16,912
Prime Medicine, Inc.†	1,208	16,634
Prothena Corp. PLC†	4,483	235,895
PTC Therapeutics, Inc.†	8,049	443,822
Rallybio Corp.†	2,156	11,621
RAPT Therapeutics, Inc.†	3,417	62,189
Recursion Pharmaceuticals, Inc., Class A†	15,658	74,689
REGENXBIO, Inc.†	4,602	89,095
Relay Therapeutics, Inc.†	9,753	110,892
Replimune Group, Inc.†	5,347	89,455
REVOLUTION Medicines, Inc.†	9,965	234,078
Rigel Pharmaceuticals, Inc.†	19,773	22,343
Rocket Pharmaceuticals, Inc.†	6,397	114,634
Sage Therapeutics, Inc.†	5,969	291,586
Sana Biotechnology, Inc.†	10,199	53,953
Sangamo Therapeutics, Inc.†	15,332	22,538
Scilex Holding Co.†	7,466	54,054
Seer, Inc.†	5,911	19,743
Singular Genomics Systems, Inc.†	6,468	6,403
SpringWorks Therapeutics, Inc.†	4,127	96,489
Stoke Therapeutics, Inc.†	2,572	22,865
Sutro Biopharma, Inc.†	6,177	26,314
Syndax Pharmaceuticals, Inc.†	6,894	141,672
Talaris Therapeutics, Inc.†	2,643	7,612
Tango Therapeutics, Inc.†	5,343	18,166
Tarsus Pharmaceuticals, Inc.†	2,106	31,422
Tenaya Therapeutics, Inc.†	4,961	26,368
TG Therapeutics, Inc.†	15,262	378,955
Theravance Biopharma, Inc.†	7,482	81,030
Theseus Pharmaceuticals, Inc.†	1,947	19,937
Third Harmonic Bio, Inc.†	1,448	6,559
TransMedics Group, Inc.†	3,496	276,534
Travere Therapeutics, Inc.†	7,050	152,068
Twist Bioscience Corp.†	6,499	81,108
Tyra Biosciences, Inc.†	1,519	21,524
Vaxart, Inc.†	14,733	11,985
VBI Vaccines, Inc.†	736	2,112
Ventyx Biosciences, Inc.†	2,857	107,423
Vera Therapeutics, Inc.†	2,487	16,539

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc.†	8,210	$ 185,874
Vericel Corp.†	5,407	170,375
Veru, Inc.†	7,446	9,456
Verve Therapeutics, Inc.†	5,358	85,353
Vir Biotechnology, Inc.†	8,309	208,971
Viridian Therapeutics, Inc.†	4,380	122,771
VistaGen Therapeutics, Inc.†	23,712	3,320
Xencor, Inc.†	6,578	173,922
Zentalis Pharmaceuticals, Inc.†	5,379	118,499
		17,993,913
Building Materials — 1.5%
AAON, Inc.	5,026	492,548
American Woodmark Corp.†	1,893	95,634
Apogee Enterprises, Inc.	2,546	108,358
Boise Cascade Co.	4,527	309,239
Caesarstone, Ltd.	2,593	11,824
Gibraltar Industries, Inc.†	3,564	178,343
Griffon Corp.	4,996	142,136
JELD-WEN Holding, Inc.†	9,559	122,164
Masonite International Corp.†	2,550	233,096
Modine Manufacturing Co.†	5,702	119,229
PGT Innovations, Inc.†	6,620	169,869
Simpson Manufacturing Co., Inc.	4,904	616,825
SmartRent, Inc.†	13,893	35,844
SPX Technologies, Inc.†	5,018	319,546
Summit Materials, Inc., Class A†	13,625	373,461
UFP Industries, Inc.	6,853	538,098
View, Inc.†	15,513	5,305
		3,871,519
Chemicals — 2.1%
AdvanSix, Inc.	3,059	115,263
American Vanguard Corp.	3,212	61,831
Amyris, Inc.†	23,314	19,062
Avient Corp.	10,432	401,736
Balchem Corp.	3,651	479,741
Cabot Corp.	6,373	457,326
Codexis, Inc.†	7,014	27,495
Danimer Scientific, Inc.†	10,383	32,810
Diversey Holdings, Ltd.†	8,955	72,804
Ecovyst, Inc.†	9,685	109,925
H.B. Fuller Co.	6,157	407,409
Hawkins, Inc.	2,222	89,635
Ingevity Corp.†	4,300	308,482
Innospec, Inc.	2,837	288,324
Intrepid Potash, Inc.†	1,276	32,895
Koppers Holdings, Inc.	2,327	76,349
Kronos Worldwide, Inc.	2,539	23,613
Lightwave Logic, Inc.†	12,945	58,253
Livent Corp.†	18,573	405,820
Mativ Holdings, Inc.	6,235	120,772
Minerals Technologies, Inc.	3,714	220,092
Origin Materials, Inc.†	12,038	47,550
Orion Engineered Carbons SA	6,932	167,824
Perimeter Solutions SA†	13,451	100,613
Quaker Chemical Corp.	1,552	289,650
Rayonier Advanced Materials, Inc.†	7,076	38,493
Rogers Corp.†	2,150	346,043
Sensient Technologies Corp.	4,808	358,004
Stepan Co.	2,448	225,706
Terawulf, Inc.†	8,055	14,338
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Trinseo PLC	4,009	$ 72,643
Tronox Holdings PLC	13,406	183,528
Unifi, Inc.†	1,641	14,408
Valhi, Inc.	276	4,286
		5,672,723
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	1,746	255,894
Arch Resources, Inc.	1,702	208,069
CONSOL Energy, Inc.	3,933	233,384
NACCO Industries, Inc., Class A	464	16,760
Peabody Energy Corp.†	13,492	324,078
Ramaco Resources, Inc.	2,569	20,886
SunCoke Energy, Inc.	9,549	74,291
Warrior Met Coal, Inc.	5,901	203,998
		1,337,360
Commercial Services — 5.2%
2U, Inc.†	8,790	48,697
Aaron's Co., Inc.	3,471	46,338
ABM Industries, Inc.	7,601	323,651
Adtalem Global Education, Inc.†	5,142	208,611
AirSculpt Technologies, Inc.	1,418	6,948
Alarm.com Holdings, Inc.†	5,511	262,820
Alight, Inc., Class A†	44,116	408,073
Alta Equipment Group, Inc.	2,376	33,597
American Public Education, Inc.†	2,146	12,232
AMN Healthcare Services, Inc.†	4,959	428,210
API Group Corp.†	23,710	539,640
Arlo Technologies, Inc.†	9,948	64,065
ASGN, Inc.†	5,623	402,551
Bakkt Holdings, Inc.†	6,696	9,040
Barrett Business Services, Inc.	784	65,550
Bird Global, Inc., Class A†	20,155	2,729
BrightView Holdings, Inc.†	4,702	26,002
Brink's Co.	5,194	326,443
Carriage Services, Inc.	1,522	43,697
Cass Information Systems, Inc.	1,541	56,370
CBIZ, Inc.†	5,419	285,527
Chegg, Inc.†	14,254	256,287
Cimpress PLC†	2,021	104,991
Cipher Mining, Inc.†	4,477	10,342
CompoSecure, Inc.†	936	7,020
CoreCivic, Inc.†	13,081	114,982
CorVel Corp.†	1,001	202,232
Coursera, Inc.†	13,076	162,665
CRA International, Inc.	796	83,691
Cross Country Healthcare, Inc.†	4,093	89,964
Custom Truck One Source, Inc.†	6,837	42,936
Deluxe Corp.	4,960	75,144
Distribution Solutions Group, Inc.†	564	26,327
Ennis, Inc.	2,912	56,580
European Wax Center, Inc., Class A†	2,794	52,639
EVERTEC, Inc.	7,001	242,865
First Advantage Corp.†	6,728	86,522
Flywire Corp.†	6,533	190,568
Forrester Research, Inc.†	1,296	40,098
Franklin Covey Co.†	1,394	51,188
GEO Group, Inc.†	13,569	102,175
Graham Holdings Co., Class B	422	242,890
Green Dot Corp., Class A†	5,389	92,637
Greenidge Generation Holdings, Inc.†	1,852	908
Hackett Group, Inc.	2,621	48,646

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Healthcare Services Group, Inc.	8,494	$ 132,591
Heidrick & Struggles International, Inc.	2,239	56,221
Herc Holdings, Inc.	2,879	287,958
Huron Consulting Group, Inc.†	2,259	191,541
I3 Verticals, Inc., Class A†	2,645	61,496
ICF International, Inc.	2,115	241,110
Information Services Group, Inc.	4,022	20,472
Insperity, Inc.	4,109	503,188
John Wiley & Sons, Inc., Class A	4,922	189,842
Kelly Services, Inc., Class A	3,867	63,457
Kforce, Inc.	2,267	134,070
Korn Ferry	6,003	288,264
Laureate Education, Inc.	15,407	190,893
Legalzoom.com, Inc.†	10,992	103,105
Lifecore Biomedical, Inc.†	3,002	12,758
LiveRamp Holdings, Inc.†	7,296	175,761
Marathon Digital Holdings, Inc.†	13,414	135,079
MarketWise, Inc.†	1,951	3,590
Matthews International Corp., Class A	3,424	129,667
Medifast, Inc.	1,246	114,196
MoneyGram International, Inc.†	10,747	109,189
MoneyLion, Inc.†	557	5,180
Monro, Inc.	3,577	174,844
Multiplan Corp.†	43,299	42,359
National Research Corp.	1,612	70,170
Payoneer Global, Inc.†	25,273	137,991
Paysafe, Ltd.†	3,229	46,368
Perdoceo Education Corp.†	7,707	100,037
PFSweb, Inc.	1,934	7,775
Priority Technology Holdings, Inc.†	2,030	6,516
PROG Holdings, Inc.†	5,730	173,218
Progyny, Inc.†	8,660	287,858
Quad/Graphics, Inc.†	3,716	12,969
R1 RCM, Inc.†	17,220	268,460
Remitly Global, Inc.†	11,482	192,898
Rent the Runway, Inc., Class A†	5,420	14,146
Repay Holdings Corp.†	10,040	62,951
Resources Connection, Inc.	3,677	53,647
Riot Platforms, Inc.†	18,167	217,277
Sabre Corp.†	37,371	149,484
SoundThinking, Inc.†	1,023	30,434
SP Plus Corp.†	2,306	78,796
Spire Global, Inc.†	14,331	10,032
Sterling Check Corp.†	2,713	30,494
StoneCo, Ltd., Class A†	31,761	391,295
Strategic Education, Inc.	2,602	228,976
Stride, Inc.†	4,816	206,895
Target Hospitality Corp.†	3,350	42,243
Textainer Group Holdings, Ltd.	4,980	174,798
Transcat, Inc.†	816	62,253
TriNet Group, Inc.†	4,291	398,119
Triton International, Ltd.	6,679	552,153
TrueBlue, Inc.†	3,687	55,858
Udemy, Inc.†	8,367	76,056
Universal Technical Institute, Inc.†	3,794	26,786
Upbound Group, Inc.	5,726	152,655
V2X, Inc.†	1,378	59,530
Viad Corp.†	2,329	44,321
Wejo Group, Ltd.†	6,580	2,566
Willdan Group, Inc.†	1,331	19,499
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
WW International, Inc.†	6,215	$ 51,895
ZipRecruiter, Inc., Class A†	8,355	141,534
		13,990,872
Computers — 1.9%
3D Systems Corp.†	14,519	132,994
Cantaloupe, Inc.†	6,552	36,102
Cerberus Cyber Sentinel Corp.†	6,556	1,391
Conduent, Inc.†	19,454	68,284
Corsair Gaming, Inc.†	4,625	80,568
Desktop Metal, Inc., Class A†	30,717	67,577
Diebold Nixdorf, Inc.†	8,372	6,755
ExlService Holdings, Inc.†	3,711	661,968
Grid Dynamics Holdings, Inc.†	6,145	66,796
Insight Enterprises, Inc.†	3,599	435,299
Integral Ad Science Holding Corp.†	4,376	68,834
IronNet, Inc.†	7,670	2,129
Markforged Holding Corp.†	13,036	12,709
Maximus, Inc.	6,940	580,531
Mitek Systems, Inc.†	4,837	43,630
NetScout Systems, Inc.†	7,773	211,503
NextNav, Inc.†	7,590	16,394
OneSpan, Inc.†	4,541	66,934
PAR Technology Corp.†	3,038	92,932
Parsons Corp.†	3,855	167,693
Qualys, Inc.†	4,420	499,195
Rapid7, Inc.†	6,767	328,944
Rigetti Computing, Inc.†	9,366	4,402
Rimini Street, Inc.†	5,655	21,150
SecureWorks Corp., Class A†	1,138	10,322
Super Micro Computer, Inc.†	5,377	566,897
Telos Corp.†	6,173	10,494
Tenable Holdings, Inc.†	12,817	474,101
TTEC Holdings, Inc.	2,160	73,591
Unisys Corp.†	7,589	24,361
Varonis Systems, Inc.†	12,262	283,988
Velo3D, Inc.†	6,554	15,336
Vuzix Corp.†	6,796	27,320
		5,161,124
Cosmetics/Personal Care — 0.5%
Beauty Health Co.†	10,034	114,990
e.l.f. Beauty, Inc.†	5,635	522,703
Edgewell Personal Care Co.	5,905	257,871
Honest Co., Inc.†	7,541	12,518
Inter Parfums, Inc.	2,057	312,232
		1,220,314
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,105	75,359
G-III Apparel Group, Ltd.†	4,927	77,354
Global Industrial Co.	1,490	39,709
H&E Equipment Services, Inc.	3,656	133,444
Hudson Technologies, Inc.†	4,942	38,202
KAR Auction Services, Inc.†	12,381	167,639
MRC Global, Inc.†	9,514	92,666
Resideo Technologies, Inc.†	16,573	294,999
Rush Enterprises, Inc., Class A	4,771	253,388
ScanSource, Inc.†	2,893	79,124
ThredUp, Inc., Class A†	6,727	17,759
Titan Machinery, Inc.†	2,320	72,732

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Veritiv Corp.	1,498	$ 172,075
VSE Corp.	1,215	51,382
		1,565,832
Diversified Financial Services — 2.7%
Amerant Bancorp, Inc.	3,178	59,111
Applied Digital Corp.†	7,741	24,771
Artisan Partners Asset Management, Inc., Class A	6,887	238,772
AssetMark Financial Holdings, Inc.†	2,469	75,749
Associated Capital Group, Inc., Class A	194	7,242
Atlanticus Holdings Corp.†	482	14,055
Avantax, Inc.†	5,456	138,419
B. Riley Financial, Inc.	2,380	74,970
BGC Partners, Inc., Class A	36,131	163,673
Bread Financial Holdings, Inc.	5,739	158,396
BrightSphere Investment Group, Inc.	3,704	83,636
Brookfield Business Corp., Class A	2,976	54,937
Cohen & Steers, Inc.	2,911	174,835
Columbia Financial, Inc.†	3,848	64,569
Consumer Portfolio Services, Inc.†	1,060	11,035
Curo Group Holdings Corp.	2,518	4,029
Diamond Hill Investment Group, Inc.	329	53,338
Eightco Holdings, Inc.†	152	290
Enact Holdings, Inc.	3,442	83,090
Encore Capital Group, Inc.†	2,654	136,363
Enova International, Inc.†	3,525	154,818
EZCORP, Inc., Class A†	5,619	48,380
Federal Agricultural Mtg. Corp., Class C	1,043	139,021
Federated Hermes, Inc.	9,783	404,918
Finance of America Cos., Inc., Class A†	4,494	7,325
First Western Financial, Inc.†	905	16,073
Focus Financial Partners, Inc., Class A†	6,648	345,297
GCM Grosvenor, Inc., Class A	4,711	38,018
Hamilton Lane, Inc., Class A	4,119	303,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,981	283,261
Home Point Capital, Inc.	910	1,793
Houlihan Lokey, Inc.	5,823	532,106
International Money Express, Inc.†	3,590	92,550
LendingClub Corp.†	12,094	86,835
LendingTree, Inc.†	1,202	28,644
Moelis & Co., Class A	7,304	276,676
Mr. Cooper Group, Inc.†	7,944	367,807
Navient Corp.	11,700	193,518
Nelnet, Inc., Class A	1,670	160,821
NerdWallet, Inc., Class A†	2,978	40,411
Oportun Financial Corp.†	3,224	13,122
Oppenheimer Holdings, Inc., Class A	903	33,763
OppFi, Inc.†	1,103	2,096
PennyMac Financial Services, Inc.	3,068	191,719
Perella Weinberg Partners	4,232	33,433
Piper Sandler Cos.	1,992	269,797
PJT Partners, Inc., Class A	2,706	186,092
PRA Group, Inc.†	4,414	160,096
Radian Group, Inc.	18,045	437,952
Regional Management Corp.	868	23,228
Sculptor Capital Management, Inc.	2,846	23,707
Silvercrest Asset Management Group, Inc., Class A	1,108	20,753
StepStone Group, Inc., Class A	6,304	138,877
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
StoneX Group, Inc.†	2,017	$ 197,807
Sunlight Financial Holdings, Inc.†	2,694	1,204
SWK Holdings Corp.†	408	7,152
Velocity Financial, Inc.†	986	8,992
Victory Capital Holdings, Inc., Class A	1,852	56,560
Virtus Investment Partners, Inc.	796	145,039
WisdomTree, Inc.	15,610	97,406
World Acceptance Corp.†	447	45,102
		7,236,937
Electric — 1.7%
ALLETE, Inc.	6,569	409,774
Altus Power, Inc.†	10,526	47,788
Ameresco, Inc., Class A†	3,644	151,591
Avista Corp.	8,455	372,612
Black Hills Corp.	7,450	486,411
Clearway Energy, Inc., Class A	3,990	115,630
Clearway Energy, Inc., Class C	9,400	285,478
FTC Solar, Inc.†	4,914	13,415
MGE Energy, Inc.	4,172	319,617
NorthWestern Corp.	6,649	389,764
Ormat Technologies, Inc.	5,993	514,259
Otter Tail Corp.	4,713	339,100
PNM Resources, Inc.	9,794	471,385
Portland General Electric Co.	10,254	519,058
Unitil Corp.	1,821	101,229
Via Renewables, Inc.	282	2,919
		4,540,030
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,867	383,958
Blink Charging Co.†	4,831	34,445
Encore Wire Corp.	2,029	317,193
Energizer Holdings, Inc.	8,171	273,156
EnerSys	4,675	387,885
ESS Tech, Inc.†	9,243	9,890
Insteel Industries, Inc.	2,145	59,052
nLight, Inc.†	5,091	44,648
Novanta, Inc.†	4,071	622,212
Powell Industries, Inc.	1,047	41,943
		2,174,382
Electronics — 1.8%
Advanced Energy Industries, Inc.	4,306	372,469
Akoustis Technologies, Inc.†	7,614	21,700
Allied Motion Technologies, Inc.	1,531	52,697
Atkore, Inc.†	4,516	570,506
Badger Meter, Inc.	3,353	443,703
Benchmark Electronics, Inc.	4,002	85,443
Berkshire Grey, Inc.†	5,749	7,876
Brady Corp., Class A	5,175	264,080
Charge Enterprises, Inc.†	14,905	15,799
Comtech Telecommunications Corp.	2,965	30,688
CTS Corp.	3,633	142,450
Enovix Corp.†	12,466	134,882
Evolv Technologies Holdings, Inc.†	9,632	34,675
FARO Technologies, Inc.†	2,155	50,319
GoPro, Inc., Class A†	14,808	63,378
Identiv, Inc.†	2,529	13,910
Itron, Inc.†	5,170	276,078
Kimball Electronics, Inc.†	2,747	55,297
Knowles Corp.†	10,267	173,307
Mesa Laboratories, Inc.	585	97,408

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
MicroVision, Inc.†	18,973	$ 37,946
Mirion Technologies, Inc.†	15,697	127,146
Napco Security Technologies, Inc.†	3,609	111,879
NEXTracker, Inc.†	3,534	111,286
OSI Systems, Inc.†	1,835	207,282
Plexus Corp.†	3,147	275,268
Sanmina Corp.†	6,536	341,571
Stoneridge, Inc.†	3,017	56,810
TTM Technologies, Inc.†	11,613	137,150
Turtle Beach Corp.†	1,775	19,294
Vicor Corp.†	2,523	108,413
Vishay Intertechnology, Inc.	14,883	316,859
Vishay Precision Group, Inc.†	1,423	53,420
		4,810,989
Energy-Alternate Sources — 0.7%
Aemetis, Inc.†	3,427	7,608
Alto Ingredients, Inc.†	8,277	10,843
Array Technologies, Inc.†	17,277	353,315
Cleanspark, Inc.†	8,351	32,652
Energy Vault Holdings, Inc.†	9,395	15,878
Eneti, Inc.	2,537	21,742
Fluence Energy, Inc.†	4,205	75,942
FuelCell Energy, Inc.†	46,824	88,029
FutureFuel Corp.	2,961	22,208
Gevo, Inc.†	22,555	26,164
Green Plains, Inc.†	6,167	210,726
Heliogen, Inc.†	10,412	2,923
Montauk Renewables, Inc.†	7,379	49,070
REX American Resources Corp.†	1,777	50,271
Shoals Technologies Group, Inc., Class A†	18,649	389,578
Stem, Inc.†	16,514	69,854
Sunnova Energy International, Inc.†	11,377	204,331
SunPower Corp.†	9,377	123,964
TPI Composites, Inc.†	4,192	51,813
		1,806,911
Engineering & Construction — 1.7%
908 Devices, Inc.†	2,532	17,116
Arcosa, Inc.	5,551	374,915
Comfort Systems USA, Inc.	4,062	607,228
Concrete Pumping Holdings, Inc.†	2,937	20,412
Construction Partners, Inc., Class A†	4,571	118,572
Dycom Industries, Inc.†	3,309	306,480
EMCOR Group, Inc.	5,413	925,623
Exponent, Inc.	5,827	536,375
Fluor Corp.†	16,311	473,998
Frontdoor, Inc.†	9,486	259,537
Granite Construction, Inc.	5,070	193,319
Great Lakes Dredge & Dock Corp.†	7,489	42,912
IES Holdings, Inc.†	979	42,283
Latham Group, Inc.†	4,935	11,893
MYR Group, Inc.†	1,879	240,493
NV5 Global, Inc.†	1,550	146,831
Primoris Services Corp.	6,079	153,799
Sterling Infrastructure, Inc.†	3,356	123,904
Tutor Perini Corp.†	4,820	25,546
		4,621,236
Entertainment — 1.1%
Accel Entertainment, Inc.†	6,397	56,614
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Bally's Corp.†	4,109	$ 70,675
Cinemark Holdings, Inc.†	12,489	210,814
Everi Holdings, Inc.†	9,887	150,282
Golden Entertainment, Inc.†	2,305	97,179
IMAX Corp.†	5,391	112,942
International Game Technology PLC	11,257	316,772
Liberty Media Corp. - Liberty Braves, Series A†	1,147	44,928
Liberty Media Corp. - Liberty Braves, Series C†	4,317	164,132
Light & Wonder, Inc.†	10,823	652,519
Lions Gate Entertainment Corp., Class A†	6,681	76,832
Lions Gate Entertainment Corp., Class B†	13,232	141,185
Madison Square Garden Entertainment Corp.†	2,988	84,082
Madison Square Garden Entertainment Corp.†	2,988	96,423
Monarch Casino & Resort, Inc.	1,525	105,774
NeoGames SA†	1,491	20,054
RCI Hospitality Holdings, Inc.	986	73,851
Red Rock Resorts, Inc., Class A	5,813	283,674
Reservoir Media, Inc.†	2,344	15,564
Rush Street Interactive, Inc.†	6,959	21,643
SeaWorld Entertainment, Inc.†	4,555	244,421
		3,040,360
Environmental Control — 0.7%
Casella Waste Systems, Inc., Class A†	5,722	509,258
Centrus Energy Corp., Class A†	1,220	35,746
Energy Recovery, Inc.†	6,306	142,074
Evoqua Water Technologies Corp.†	13,481	666,635
Harsco Corp.†	9,000	61,830
Heritage-Crystal Clean, Inc.†	1,797	62,823
Li-Cycle Holdings Corp.†	15,661	74,390
Montrose Environmental Group, Inc.†	3,147	95,858
Pure Cycle Corp.†	2,231	22,020
PureCycle Technologies, Inc.†	12,176	79,996
		1,750,630
Food — 1.6%
B&G Foods, Inc.	8,109	130,068
Beyond Meat, Inc.†	7,036	95,268
Calavo Growers, Inc.	1,977	63,185
Cal-Maine Foods, Inc.	4,345	206,388
Chefs' Warehouse, Inc.†	3,908	129,980
Hain Celestial Group, Inc.†	10,265	184,052
HF Foods Group, Inc.†	4,345	17,032
Hostess Brands, Inc.†	15,298	394,077
Ingles Markets, Inc., Class A	1,629	149,933
J&J Snack Foods Corp.	1,742	266,874
John B. Sanfilippo & Son, Inc.	1,023	106,341
Krispy Kreme, Inc.	8,230	126,577
Lancaster Colony Corp.	2,228	465,919
Mission Produce, Inc.†	4,593	52,314
Natural Grocers by Vitamin Cottage, Inc.	1,062	11,459
Seneca Foods Corp., Class A†	585	27,846
Simply Good Foods Co.†	10,178	370,174
SpartanNash Co.	3,995	97,957
Sprouts Farmers Market, Inc.†	12,143	420,876
SunOpta, Inc.†	11,191	95,124

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Tattooed Chef, Inc.†	5,693	$ 8,767
Tootsie Roll Industries, Inc.	1,843	75,342
TreeHouse Foods, Inc.†	5,828	310,341
United Natural Foods, Inc.†	6,839	186,500
Utz Brands, Inc.	7,531	142,411
Village Super Market, Inc., Class A	970	21,233
Weis Markets, Inc.	1,883	155,329
Whole Earth Brands, Inc.†	4,658	11,179
		4,322,546
Food Service — 0.0%
Sovos Brands, Inc.†	4,390	75,288
Forest Products & Paper — 0.1%
Glatfelter Corp.	5,042	22,790
Sylvamo Corp.	3,911	179,202
		201,992
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	11,223	478,100
Chesapeake Utilities Corp.	1,995	246,383
New Jersey Resources Corp.	11,033	569,744
Northwest Natural Holding Co.	3,973	186,572
ONE Gas, Inc.	6,162	474,166
Southwest Gas Holdings, Inc.	7,678	429,968
Spire, Inc.	5,843	395,746
		2,780,679
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	2,183	45,974
Enerpac Tool Group Corp.	6,553	155,700
Franklin Electric Co., Inc.	5,283	472,670
Kennametal, Inc.	9,325	242,077
Luxfer Holdings PLC	3,109	47,412
		963,833
Healthcare-Products — 4.1%
Adaptive Biotechnologies Corp.†	12,775	91,213
Akoya Biosciences, Inc.†	1,807	12,577
Alphatec Holdings, Inc.†	8,305	119,924
AngioDynamics, Inc.†	4,264	35,476
Artivion, Inc.†	4,462	61,888
AtriCure, Inc.†	5,224	229,804
Atrion Corp.	156	95,987
Avanos Medical, Inc.†	5,305	156,710
Axogen, Inc.†	4,646	41,907
Axonics, Inc.†	5,617	322,753
BioLife Solutions, Inc.†	3,862	67,817
Bionano Genomics, Inc.†	34,283	23,583
Bioventus, Inc., Class A†	3,661	3,698
Butterfly Network, Inc.†	15,230	32,897
CareDx, Inc.†	5,834	47,197
Castle Biosciences, Inc.†	2,811	63,613
Cerus Corp.†	19,774	45,678
CONMED Corp.	3,336	418,901
Cue Health Inc†	12,476	9,817
Cutera, Inc.†	1,901	43,343
Glaukos Corp.†	5,242	249,047
Haemonetics Corp.†	5,744	480,830
Inari Medical, Inc.†	5,528	367,170
Inogen, Inc.†	2,634	35,059
Inspire Medical Systems, Inc.†	3,277	877,023
Integer Holdings Corp.†	3,776	310,954
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
iRadimed Corp.	817	$ 34,012
iRhythm Technologies, Inc.†	3,456	454,118
Lantheus Holdings, Inc.†	7,830	669,073
LeMaitre Vascular, Inc.	2,233	120,582
LivaNova PLC†	6,152	294,681
MaxCyte, Inc.†	10,098	50,490
Merit Medical Systems, Inc.†	6,405	520,662
MiMedx Group, Inc.†	12,928	49,514
NanoString Technologies, Inc.†	5,322	52,156
Nautilus Biotechnology, Inc.†	5,462	14,092
Neogen Corp.†	24,862	428,124
Nevro Corp.†	3,999	117,051
NuVasive, Inc.†	6,000	258,240
OmniAb, Inc.†	8,830	30,728
Omnicell, Inc.†	5,086	309,076
OraSure Technologies, Inc.†	8,225	55,930
Orthofix Medical, Inc.†	3,929	73,983
OrthoPediatrics Corp.†	1,738	87,665
Owlet, Inc.†	8,119	2,544
Pacific Biosciences of California, Inc.†	28,381	300,839
Paragon 28, Inc.†	5,586	102,894
Patterson Cos., Inc.	9,988	270,775
PROCEPT BioRobotics Corp.†	2,970	90,258
Pulmonx Corp.†	3,919	46,048
Quanterix Corp.†	3,889	49,157
Quantum-Si, Inc.†	10,466	15,385
RxSight, Inc.†	2,721	48,706
Shockwave Medical, Inc.†	4,080	1,183,853
SI-BONE, Inc.†	3,892	86,013
Silk Road Medical, Inc.†	4,299	189,242
SomaLogic, Inc.†	17,647	49,412
STAAR Surgical Co.†	5,495	387,233
Surmodics, Inc.†	1,562	35,988
Tactile Systems Technology, Inc.†	2,246	40,945
Tenon Medical, Inc.†	864	1,598
Treace Medical Concepts, Inc.†	4,215	103,225
Utah Medical Products, Inc.	395	37,462
Varex Imaging Corp.†	4,426	78,517
Vicarious Surgical, Inc.†	6,333	14,249
ViewRay, Inc.†	16,964	20,018
Zimvie, Inc.†	2,384	19,620
Zynex, Inc.†	2,470	28,257
		11,067,281
Healthcare-Services — 1.6%
23andMe Holding Co., Class A†	29,590	58,292
Accolade, Inc.†	7,622	103,126
Addus HomeCare Corp.†	1,771	144,762
Agiliti, Inc.†	3,195	53,420
American Well Corp., Class A†	26,284	57,562
ATI Physical Therapy, Inc.†	8,572	2,326
Aveanna Healthcare Holdings, Inc.†	5,102	6,275
Babylon Holdings, Ltd.†	499	3,972
Bright Health Group, Inc.†	22,119	3,555
Brookdale Senior Living, Inc.†	21,313	91,433
Cano Health, Inc.†	18,550	21,518
CareMax, Inc.†	6,698	16,879
Clover Health Investments Corp.†	44,264	32,693
Community Health Systems, Inc.†	14,330	90,852
DocGo, Inc.†	9,455	80,368
Ensign Group, Inc.	6,173	599,337
Fulgent Genetics, Inc.†	2,398	70,909
GeneDx Holdings Corp.†	33,902	9,276

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
HealthEquity, Inc.†	9,512	$ 508,416
Innovage Holding Corp.†	2,192	13,393
Inotiv, Inc.†	2,636	14,603
Invitae Corp.†	27,941	38,000
Joint Corp.†	1,611	25,438
LifeStance Health Group, Inc.†	8,279	67,474
Medpace Holdings, Inc.†	2,908	582,007
ModivCare, Inc.†	1,449	92,156
Nano-X Imaging, Ltd.†	5,242	32,029
National HealthCare Corp.	1,441	83,448
Oncology Institute, Inc.†	4,113	2,098
OPKO Health, Inc.†	46,260	68,002
Oscar Health, Inc., Class A†	13,827	93,056
P3 Health Partners, Inc.†	2,785	3,537
Pediatrix Medical Group, Inc. †	9,373	134,315
Pennant Group, Inc.†	2,958	41,027
RadNet, Inc.†	5,720	158,215
Science 37 Holdings, Inc.†	7,206	2,046
Select Medical Holdings Corp.	11,932	363,926
Surgery Partners, Inc.†	5,894	233,756
Thorne HealthTech, Inc.†	1,598	7,047
U.S. Physical Therapy, Inc.	1,473	156,816
		4,167,360
Home Builders — 1.8%
Beazer Homes USA, Inc.†	3,403	72,518
Cavco Industries, Inc.†	998	299,620
Century Communities, Inc.	3,235	217,845
Dream Finders Homes, Inc., Class A†	2,401	36,615
Forestar Group, Inc.†	2,087	40,363
Green Brick Partners, Inc.†	3,112	115,984
Hovnanian Enterprises, Inc., Class A†	554	40,869
Installed Building Products, Inc.	2,727	338,884
KB Home	8,693	380,927
Landsea Homes Corp.†	1,082	7,141
LCI Industries	2,847	321,597
LGI Homes, Inc.†	2,351	279,299
M/I Homes, Inc.†	3,052	206,437
MDC Holdings, Inc.	6,685	273,884
Meritage Homes Corp.	4,162	532,944
Skyline Champion Corp.†	6,113	453,401
Taylor Morrison Home Corp.†	11,990	516,649
Tri Pointe Homes, Inc.†	11,561	331,570
Winnebago Industries, Inc.	3,415	198,548
		4,665,095
Home Furnishings — 0.4%
Aterian, Inc.†	7,556	5,978
Ethan Allen Interiors, Inc.	2,593	72,422
iRobot Corp.†	3,076	120,979
Lovesac Co.†	1,596	41,959
MillerKnoll, Inc.	8,710	148,157
Purple Innovation, Inc.	7,212	21,420
Sleep Number Corp.†	2,443	55,090
Snap One Holdings Corp.†	2,063	20,135
Sonos, Inc.†	14,625	309,173
Traeger, Inc.†	3,805	11,567
Universal Electronics, Inc.†	1,388	13,949
Vizio Holding Corp., Class A†	7,771	66,597
Xperi, Inc.†	4,777	45,334
		932,760
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.3%
ACCO Brands Corp.	10,542	$ 48,282
Central Garden & Pet Co.†	1,129	41,592
Central Garden & Pet Co., Class A†	4,597	162,412
Helen of Troy, Ltd.†	2,724	273,326
Leafly Holdings, Inc.†	3,496	1,183
Quanex Building Products Corp.	3,794	72,466
WD-40 Co.	1,565	297,976
		897,237
Housewares — 0.0%
Lifetime Brands, Inc.	1,466	7,183
Tupperware Brands Corp.†	5,055	6,319
		13,502
Insurance — 2.5%
Ambac Financial Group, Inc.†	5,073	80,914
American Equity Investment Life Holding Co.	8,114	312,714
AMERISAFE, Inc.	2,190	121,873
Argo Group International Holdings, Ltd.	3,640	107,052
BRP Group, Inc., Class A†	6,965	175,448
CNO Financial Group, Inc.	13,008	291,899
Crawford & Co., Class A	1,772	16,001
Doma Holdings, Inc.†	15,914	6,843
Donegal Group, Inc., Class A	1,783	25,105
eHealth, Inc.†	2,836	17,016
Employers Holdings, Inc.	3,115	123,323
Enstar Group, Ltd.†	1,288	309,893
Essent Group, Ltd.	12,076	512,868
Genworth Financial, Inc., Class A†	56,716	329,520
Goosehead Insurance, Inc., Class A†	2,183	125,522
Greenlight Capital Re, Ltd., Class A†	2,995	29,291
HCI Group, Inc.	716	36,273
Hippo Holdings, Inc.†	1,968	35,896
Horace Mann Educators Corp.	4,711	147,360
Investors Title Co.	149	22,168
Jackson Financial, Inc., Class A	8,573	308,714
James River Group Holdings, Ltd.	4,213	82,027
Kinsale Capital Group, Inc.	2,480	810,241
Lemonade, Inc.†	5,375	58,265
MBIA, Inc.†	5,503	55,360
Mercury General Corp.	3,066	93,237
National Western Life Group, Inc., Class A	260	66,295
NI Holdings, Inc.†	969	13,072
NMI Holdings, Inc., Class A†	9,410	220,194
Palomar Holdings, Inc.†	2,782	139,823
ProAssurance Corp.	6,178	110,957
RLI Corp.	4,475	622,249
Root, Inc., Class A†	903	3,874
Safety Insurance Group, Inc.	1,631	119,210
Selective Insurance Group, Inc.	6,839	658,801
Selectquote, Inc.†	15,513	16,444
SiriusPoint, Ltd.†	10,557	91,740
Skyward Specialty Insurance Group, Inc.†	1,189	25,421
Stewart Information Services Corp.	3,075	128,074
Tiptree, Inc.	2,838	39,079
Trupanion, Inc.†	4,469	156,907

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	2,447	$ 65,824
Universal Insurance Holdings, Inc.	2,956	45,582
		6,758,369
Internet — 1.5%
1-800-Flowers.com, Inc., Class A†	2,975	27,400
1stdibs.com, Inc.†	2,713	10,201
aka Brands Holding Corp.†	1,281	470
Allbirds, Inc., Class A†	11,062	13,828
Arena Group Holdings, Inc.†	1,331	5,457
BARK, Inc.†	12,411	13,652
Blade Air Mobility, Inc.†	6,504	17,040
Bumble, Inc., Class A†	11,474	208,942
Cargurus, Inc.†	11,695	192,266
CarParts.com, Inc.†	5,819	27,582
Cars.com, Inc.†	7,581	148,360
Cogent Communications Holdings, Inc.	4,929	340,298
ContextLogic, Inc., Class A†	2,211	15,941
Couchbase, Inc.†	3,242	49,797
DHI Group, Inc.†	4,866	17,858
Edgio, Inc.†	15,734	10,400
ePlus, Inc.†	3,038	132,275
Eventbrite, Inc., Class A†	8,954	65,096
EverQuote, Inc., Class A†	2,290	15,961
Figs, Inc., Class A†	14,614	105,221
Focus Universal, Inc.†	3,042	6,479
fuboTV, Inc.†	21,542	24,558
Gambling.com Group, Ltd.†	1,024	10,056
Groupon, Inc.†	2,500	8,950
HealthStream, Inc.	2,770	68,253
Innovid Corp.†	8,868	8,327
Inspirato, Inc.†	2,350	1,786
Lands' End, Inc.†	1,749	12,540
Liquidity Services, Inc.†	2,798	36,570
Lulu's Fashion Lounge Holdings, Inc.†	1,908	4,293
Magnite, Inc.†	15,165	142,551
Marqeta, Inc., Class A†	49,750	201,487
MediaAlpha, Inc., Class A†	2,823	20,890
Nerdy, Inc.†	6,396	25,392
Open Lending Corp., Class A†	12,089	84,986
OptimizeRx Corp.†	1,915	28,782
Overstock.com, Inc.†	4,881	99,377
Perficient, Inc.†	3,915	254,162
Q2 Holdings, Inc.†	6,402	157,617
QuinStreet, Inc.†	5,809	64,538
RealReal, Inc.†	10,136	11,352
Revolve Group, Inc.†	4,679	96,621
Rover Group, Inc.†	10,737	48,639
RumbleON, Inc., Class B†	1,202	8,174
Shutterstock, Inc.	2,746	183,982
Solo Brands, Inc., Class A†	2,518	20,119
Squarespace, Inc., Class A†	3,490	108,539
Stitch Fix, Inc., Class A†	9,586	32,688
TechTarget, Inc.†	3,096	105,543
TrueCar, Inc.†	10,010	25,726
Tucows, Inc., Class A†	1,135	25,413
Upwork, Inc.†	13,918	133,195
Vacasa, Inc., Class A†	13,248	10,553
Vivid Seats, Inc., Class A†	2,937	21,088
Security Description	Shares or Principal Amount	Value

Internet (continued)
Yelp, Inc.†	7,752	$ 231,940
Ziff Davis, Inc.†	5,235	382,888
		4,126,099
Investment Companies — 0.1%
Cannae Holdings, Inc.†	7,956	145,117
Compass Diversified Holdings	7,096	135,250
Star Holdings†	1,468	23,694
		304,061
Iron/Steel — 0.6%
ATI, Inc.†	14,224	549,331
Carpenter Technology Corp.	5,476	288,804
Commercial Metals Co.	13,394	625,366
Haynes International, Inc.	1,419	66,707
Schnitzer Steel Industries, Inc., Class A	2,941	84,966
		1,615,174
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,815	191,246
Bowlero Corp.†	3,384	49,508
Camping World Holdings, Inc., Class A	4,457	99,792
Clarus Corp.	3,306	32,167
F45 Training Holdings, Inc.†	4,258	3,620
Johnson Outdoors, Inc., Class A	611	35,438
Life Time Group Holdings, Inc.†	4,818	100,166
Lindblad Expeditions Holdings, Inc.†	3,848	43,521
Malibu Boats, Inc., Class A†	2,332	132,341
Marine Products Corp.	953	13,123
MasterCraft Boat Holdings, Inc.†	2,016	59,008
OneSpaWorld Holdings, Ltd.†	7,604	91,248
Topgolf Callaway Brands Corp.†	16,032	355,430
Virgin Galactic Holdings, Inc.†	27,770	101,083
Vista Outdoor, Inc.†	6,403	154,312
Xponential Fitness, Inc., Class A†	2,340	77,407
		1,539,410
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,096	31,554
Century Casinos, Inc.†	3,123	21,986
Full House Resorts, Inc.†	3,767	26,520
Hilton Grand Vacations, Inc.†	9,843	421,280
Marcus Corp.	2,726	47,759
Sonder Holdings, Inc.†	21,699	8,899
		557,998
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,468	59,058
Astec Industries, Inc.	2,616	107,988
Babcock & Wilcox Enterprises, Inc.†	6,963	43,310
Bloom Energy Corp., Class A†	20,614	343,223
Hyster-Yale Materials Handling, Inc.	1,242	65,404
Manitowoc Co., Inc.†	3,977	60,808
NuScale Power Corp.†	3,592	31,861
Terex Corp.	7,642	340,757
Transphorm, Inc.†	2,607	8,003
		1,060,412
Machinery-Diversified — 1.7%
Alamo Group, Inc.	1,153	203,770
Albany International Corp., Class A	3,573	325,893
Applied Industrial Technologies, Inc.	4,387	595,140
Cactus, Inc., Class A	7,166	290,080

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Chart Industries, Inc.†	4,890	$ 650,859
CIRCOR International, Inc.†	2,117	58,937
Columbus McKinnon Corp.	3,211	111,454
CSW Industrials, Inc.	1,675	225,572
DXP Enterprises, Inc.†	1,745	43,974
Eastman Kodak Co.†	6,549	21,546
Gorman-Rupp Co.	2,607	64,002
GrafTech International, Ltd.	22,208	104,600
Hydrofarm Holdings Group, Inc.†	5,003	7,855
Ichor Holdings, Ltd.†	3,215	89,538
Kadant, Inc.	1,330	247,154
Lindsay Corp.	1,261	152,253
Mueller Water Products, Inc., Class A	17,870	239,458
Sarcos Technology and Robotics Corp.†	12,536	5,016
Tennant Co.	2,123	162,240
Thermon Group Holdings, Inc.†	3,795	78,860
Watts Water Technologies, Inc., Class A	3,136	507,185
Zurn Elkay Water Solutions Corp.	14,232	306,699
		4,492,085
Media — 0.5%
AMC Networks, Inc., Class A†	3,466	61,314
Audacy, Inc.†	13,816	1,628
Cumulus Media, Inc., Class A†	1,997	7,019
E.W. Scripps Co., Class A†	6,701	56,489
Gannett Co, Inc.†	16,501	31,352
Gray Television, Inc.	9,406	72,520
iHeartMedia, Inc., Class A†	13,814	47,935
Liberty Latin America, Ltd., Class A†	4,382	38,868
Liberty Latin America, Ltd., Class C†	16,728	148,545
Scholastic Corp.	3,368	129,567
Sinclair Broadcast Group, Inc., Class A	4,592	91,335
TEGNA, Inc.	25,534	436,631
Thryv Holdings, Inc.†	2,912	65,403
Urban One, Inc.†	949	6,776
Urban One, Inc.†	1,239	7,199
Value Line, Inc.	106	4,855
WideOpenWest, Inc.†	6,142	70,203
		1,277,639
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	5,015	401
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	2,812	106,097
Fathom Digital Manufacturing Corp.†	3,304	1,559
Helios Technologies, Inc.	3,729	224,262
Hillman Solutions Corp.†	15,422	129,545
Janus International Group, Inc.†	9,359	84,231
Mueller Industries, Inc.	6,412	460,702
Northwest Pipe Co.†	1,120	30,845
Olympic Steel, Inc.	1,100	51,227
Omega Flex, Inc.	374	41,144
Proto Labs, Inc.†	3,111	89,503
RBC Bearings, Inc.†	3,269	742,095
Ryerson Holding Corp.	2,226	84,076
Standex International Corp.	1,354	166,285
TimkenSteel Corp.†	5,070	84,872
Tredegar Corp.	3,115	29,218
Worthington Industries, Inc.	3,602	213,923
Xometry, Inc., Class A†	3,911	54,324
		2,593,908
Security Description	Shares or Principal Amount	Value

Mining — 0.7%
5E Advanced Materials, Inc.†	4,484	$ 18,922
Arconic Corp.†	11,632	287,892
Century Aluminum Co.†	5,953	51,136
Coeur Mining, Inc.†	31,925	108,545
Compass Minerals International, Inc.	3,930	128,629
Constellium SE†	14,486	215,117
Dakota Gold Corp.†	5,985	19,691
Energy Fuels, Inc.†	17,879	102,089
Hecla Mining Co.	63,402	383,582
Hycroft Mining Holding Corp.†	17,538	6,627
Ivanhoe Electric, Inc.†	5,310	63,242
Kaiser Aluminum Corp.	1,815	119,282
Novagold Resources, Inc.†	27,406	149,089
Pan American Silver Corp. CVR†	29,003	15,952
Piedmont Lithium, Inc.†	1,990	114,425
PolyMet Mining Corp.†	6,098	11,098
United States Lime & Minerals, Inc.	232	37,329
Uranium Energy Corp.†	40,967	106,924
Ur-Energy, Inc.†	23,996	22,391
		1,961,962
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,136	19,968
Chase Corp.	865	94,571
EnPro Industries, Inc.	2,385	224,834
ESCO Technologies, Inc.	2,953	276,312
Fabrinet†	4,232	401,828
Federal Signal Corp.	6,846	351,748
Hillenbrand, Inc.	7,939	362,177
John Bean Technologies Corp.	3,625	394,074
LSB Industries, Inc.†	8,469	75,628
Materion Corp.	2,340	253,445
Myers Industries, Inc.	4,158	78,794
NL Industries, Inc.	958	6,160
Park Aerospace Corp.	2,245	29,365
Sight Sciences, Inc.†	2,496	24,136
Smith & Wesson Brands, Inc.	5,204	62,552
Sturm Ruger & Co., Inc.	1,976	113,739
Trinity Industries, Inc.	9,415	225,489
		2,994,820
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,152	56,736
Office Furnishings — 0.1%
CompX International, Inc.	182	3,294
HNI Corp.	4,720	122,626
Interface, Inc.	6,581	51,595
Kimball International, Inc., Class B	4,099	50,459
Steelcase, Inc., Class A	9,973	79,784
		307,758
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,840	69,638
Xerox Holdings Corp.	13,103	205,324
		274,962
Oil & Gas — 3.8%
Amplify Energy Corp.†	4,087	28,241
Battalion Oil Corp.†	287	2,020
Berry Corp.	8,730	66,697
Borr Drilling, Ltd.†	23,089	160,469
California Resources Corp.	8,486	343,683

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Callon Petroleum Co.†	5,640	$ 186,910
Chord Energy Corp.	4,761	677,633
Civitas Resources, Inc.	8,451	583,541
CNX Resources Corp.†	19,268	299,232
Comstock Resources, Inc.	10,505	120,807
Crescent Energy Co., Class A	4,488	52,151
CVR Energy, Inc.	3,389	89,266
Delek US Holdings, Inc.	7,957	173,065
Denbury, Inc.†	5,743	536,281
Diamond Offshore Drilling, Inc.†	11,595	133,227
Earthstone Energy, Inc., Class A†	5,001	67,814
Empire Petroleum Corp.†	1,182	12,825
Gulfport Energy Corp.†	1,256	113,618
Helmerich & Payne, Inc.	11,781	390,658
HighPeak Energy, Inc.	800	15,808
Kosmos Energy, Ltd.†	51,741	331,142
Magnolia Oil & Gas Corp., Class A	19,987	422,125
Matador Resources Co.	12,900	632,487
Murphy Oil Corp.	16,891	620,069
Nabors Industries, Ltd.†	1,039	103,630
Noble Corp. PLC†	9,664	371,581
Northern Oil and Gas, Inc.	7,569	251,064
Par Pacific Holdings, Inc.†	5,603	131,278
Patterson-UTI Energy, Inc.	24,584	275,095
PBF Energy, Inc., Class A	13,567	472,946
Permian Resources Corp.	26,949	281,617
Ranger Oil Corp., Class A	2,199	90,599
Riley Exploration Permian, Inc.	1,230	51,672
Ring Energy, Inc.†	10,802	19,552
SandRidge Energy, Inc.†	3,642	51,607
SilverBow Resources, Inc.†	1,344	32,054
Sitio Royalties Corp.	8,134	206,522
SM Energy Co.	13,880	389,750
Talos Energy, Inc.†	8,041	109,599
Tellurian, Inc.†	58,468	83,025
VAALCO Energy, Inc.	12,176	52,113
Valaris, Ltd.†	6,981	418,860
Vertex Energy, Inc.†	6,197	48,956
Vital Energy, Inc.†	1,900	88,407
W&T Offshore, Inc.†	10,834	47,345
Weatherford International PLC†	8,100	523,503
		10,160,544
Oil & Gas Services — 1.0%
Archrock, Inc.	15,513	159,629
Aris Water Solution, Inc., Class A	2,523	18,342
Bristow Group, Inc.†	2,677	59,885
ChampionX Corp.	22,951	621,513
DMC Global, Inc.†	2,152	40,759
Dril-Quip, Inc.†	3,840	104,755
Expro Group Holdings NV†	9,946	197,826
Helix Energy Solutions Group, Inc.†	16,388	118,813
Liberty Energy, Inc.	15,420	197,530
Newpark Resources, Inc.†	9,884	39,536
NexTier Oilfield Solutions, Inc.†	20,127	162,626
NOW, Inc.†	12,640	134,869
Oceaneering International, Inc.†	11,461	203,204
Oil States International, Inc.†	7,213	50,780
ProFrac Holding Corp., Class A†	2,682	30,038
ProPetro Holding Corp.†	10,009	69,462
RPC, Inc.	8,519	62,955
Select Energy Services, Inc., Class A	8,182	60,792
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Solaris Oilfield Infrastructure, Inc., Class A	3,618	$ 27,786
TETRA Technologies, Inc.†	14,263	40,650
Tidewater, Inc.†	5,337	240,325
US Silica Holdings, Inc.†	8,492	110,821
		2,752,896
Packaging & Containers — 0.4%
Clearwater Paper Corp.†	1,916	69,167
Greif, Inc., Class A	2,849	178,889
Greif, Inc., Class B	609	47,953
Karat Packaging, Inc.	650	8,814
O-I Glass, Inc.†	17,632	396,191
Pactiv Evergreen, Inc.	4,953	39,129
Ranpak Holdings Corp.†	4,979	20,314
TriMas Corp.	4,800	121,968
UFP Technologies, Inc.†	783	107,929
		990,354
Pharmaceuticals — 3.2%
AbCellera Biologics, Inc.†	23,729	160,883
Aclaris Therapeutics, Inc.†	7,402	65,804
AdaptHealth Corp.†	8,276	98,319
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,253	143,006
Alector, Inc.†	7,126	47,032
Alkermes PLC†	18,683	533,400
Amneal Pharmaceuticals, Inc.†	11,800	22,774
Amphastar Pharmaceuticals, Inc.†	4,388	156,959
Amylyx Pharmaceuticals, Inc.†	5,778	164,095
Anika Therapeutics, Inc.†	1,670	42,852
Arvinas, Inc.†	5,574	146,094
Beachbody Co., Inc.†	11,993	5,596
BellRing Brands, Inc.†	15,326	551,583
Bioxcel Therapeutics, Inc.†	2,191	45,178
Catalyst Pharmaceuticals, Inc.†	11,116	176,967
Chimerix, Inc.†	9,647	11,190
Coherus Biosciences, Inc.†	8,439	61,014
Collegium Pharmaceutical, Inc.†	3,852	89,636
Corcept Therapeutics, Inc.†	9,899	223,024
Eagle Pharmaceuticals, Inc.†	1,172	32,910
Embecta Corp.	6,602	183,205
Enanta Pharmaceuticals, Inc.†	2,283	81,161
Foghorn Therapeutics, Inc.†	2,302	15,009
Fulcrum Therapeutics, Inc.†	5,911	14,777
Harmony Biosciences Holdings, Inc.†	3,004	96,849
Herbalife Nutrition, Ltd.†	11,224	166,789
Heron Therapeutics, Inc.†	11,792	28,183
Heska Corp.†	1,106	129,579
Ironwood Pharmaceuticals, Inc.†	15,661	163,031
Jounce Therapeutics, Inc.†	4,828	9,318
KalVista Pharmaceuticals, Inc.†	2,805	23,927
Kura Oncology, Inc.†	7,448	72,543
Lyell Immunopharma, Inc.†	19,825	40,245
Madrigal Pharmaceuticals, Inc.†	1,459	455,208
MannKind Corp.†	29,167	112,293
Mirum Pharmaceuticals, Inc.†	2,108	56,600
Morphic Holding, Inc.†	2,949	139,370
Nature's Sunshine Products, Inc.†	1,537	16,845
Ocugen, Inc.†	24,892	17,763
Ocular Therapeutix, Inc.†	8,829	54,740
Option Care Health, Inc.†	19,153	615,769
Outlook Therapeutics, Inc.†	17,720	18,606

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.†	8,456	$ 131,406
Pacira BioSciences, Inc.†	5,148	233,256
PetIQ, Inc.†	3,106	36,620
Phibro Animal Health Corp., Class A	2,337	36,364
PMV Pharmaceuticals Inc†	4,220	19,454
Prestige Consumer Healthcare, Inc.†	5,707	351,152
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	11,263
Prometheus Biosciences, Inc.†	3,987	773,279
Protagonist Therapeutics, Inc.†	5,331	120,481
Reata Pharmaceuticals, Inc., Class A†	3,168	313,188
Relmada Therapeutics, Inc.†	3,138	7,908
Revance Therapeutics, Inc.†	9,251	294,459
Senseonics Holdings, Inc.†	54,188	32,247
Seres Therapeutics, Inc.†	8,073	39,356
SIGA Technologies, Inc.	5,397	31,464
Supernus Pharmaceuticals, Inc.†	5,684	209,512
USANA Health Sciences, Inc.†	1,287	85,418
Vanda Pharmaceuticals, Inc.†	6,360	39,050
Vaxcyte, Inc.†	9,382	401,831
Xeris Biopharma Holdings, Inc.†	15,170	34,284
Y-mAbs Therapeutics, Inc.†	4,207	25,200
		8,517,318
Pipelines — 0.2%
Equitrans Midstream Corp.	47,115	242,642
Excelerate Energy, Inc., Class A	2,126	45,709
Golar LNG, Ltd.†	11,568	262,594
Kinetik Holdings, Inc.	1,899	58,489
NextDecade Corp.†	4,145	25,823
		635,257
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	624	8,836
Real Estate — 0.6%
American Realty Investors, Inc.†	171	3,186
Angel Oak Mtg., Inc.	1,367	10,567
Anywhere Real Estate, Inc.†	12,302	78,364
Compass, Inc., Class A†	31,778	74,361
Cushman & Wakefield PLC†	18,218	179,447
Douglas Elliman, Inc.	8,661	27,629
eXp World Holdings, Inc.	7,982	93,310
FRP Holdings, Inc.†	768	44,544
Kennedy-Wilson Holdings, Inc.	13,534	227,100
Legacy Housing Corp.†	1,002	21,643
Marcus & Millichap, Inc.	2,884	90,759
McGrath RentCorp	2,776	246,731
Newmark Group, Inc., Class A	15,486	98,181
Offerpad Solutions, Inc.†	7,823	3,656
Radius Global Infrastructure, Inc., Class A†	8,793	129,169
RE/MAX Holdings, Inc., Class A	2,037	39,334
Redfin Corp.†	12,179	90,734
RMR Group, Inc., Class A	1,754	41,657
St. Joe Co.	3,949	162,304
Stratus Properties, Inc.	668	14,295
Transcontinental Realty Investors, Inc.†	144	5,249
		1,682,220
Security Description	Shares or Principal Amount	Value

REITS — 6.5%
Acadia Realty Trust	10,675	$ 144,219
AFC Gamma, Inc.	1,869	22,652
Agree Realty Corp.	10,031	682,008
Alexander & Baldwin, Inc.	8,301	159,628
Alexander's, Inc.	245	45,587
American Assets Trust, Inc.	5,659	102,994
Apartment Investment & Management Co., Class A	17,163	134,386
Apollo Commercial Real Estate Finance, Inc.	16,124	163,175
Apple Hospitality REIT, Inc.	24,655	367,113
Arbor Realty Trust, Inc.	18,926	217,081
Ares Commercial Real Estate Corp.	5,882	50,644
Armada Hoffler Properties, Inc.	7,690	90,127
ARMOUR Residential REIT, Inc.	18,585	94,783
Ashford Hospitality Trust, Inc.†	3,942	13,403
Blackstone Mtg. Trust, Inc., Class A	19,744	360,131
Bluerock Homes Trust, Inc.†	439	8,675
Braemar Hotels & Resorts, Inc.	7,371	28,010
Brandywine Realty Trust	19,451	76,442
BrightSpire Capital, Inc.	10,738	61,207
Broadmark Realty Capital, Inc.	14,920	73,257
Broadstone Net Lease, Inc.	19,833	320,700
BRT Apartments Corp.	1,378	23,881
CareTrust REIT, Inc.	11,349	221,192
CBL & Associates Properties, Inc.	3,051	70,570
Centerspace	1,726	97,312
Chatham Lodging Trust	5,493	56,248
Chimera Investment Corp.	26,648	151,361
City Office REIT, Inc.	4,461	25,963
Claros Mtg. Trust, Inc.	10,541	126,070
Clipper Realty, Inc.	1,372	7,203
Community Healthcare Trust, Inc.	2,717	97,241
Corporate Office Properties Trust	12,911	295,533
CTO Realty Growth, Inc.	2,526	42,538
DiamondRock Hospitality Co.	24,037	194,940
Diversified Healthcare Trust	27,256	24,896
Dynex Capital, Inc.	6,045	71,694
Easterly Government Properties, Inc.	10,448	147,003
Ellington Financial, Inc.	7,266	92,787
Elme Communities	10,018	172,610
Empire State Realty Trust, Inc., Class A	15,247	93,159
Equity Commonwealth	12,010	248,847
Essential Properties Realty Trust, Inc.	16,109	398,698
Farmland Partners, Inc.	5,721	59,727
Four Corners Property Trust, Inc.	9,588	244,590
Franklin BSP Realty Trust, Inc.	9,508	120,086
Franklin Street Properties Corp.	11,315	13,125
Getty Realty Corp.	4,834	161,117
Gladstone Commercial Corp.	4,489	53,599
Gladstone Land Corp.	3,693	59,494
Global Medical REIT, Inc.	6,994	64,904
Global Net Lease, Inc.	11,942	134,467
Granite Point Mtg. Trust, Inc.	5,950	26,597
Hersha Hospitality Trust, Class A	3,599	22,674
Independence Realty Trust, Inc.	25,738	428,538
INDUS Realty Trust, Inc.	612	40,741
Industrial Logistics Properties Trust	7,446	15,339
Innovative Industrial Properties, Inc.	3,183	218,195
InvenTrust Properties Corp.	7,765	175,101
Invesco Mtg. Capital, Inc.	4,077	43,257
Kite Realty Group Trust	24,969	517,358

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
KKR Real Estate Finance Trust, Inc.	6,545	$ 70,293
Ladder Capital Corp.	13,019	121,728
LTC Properties, Inc.	4,580	153,201
LXP Industrial Trust	31,186	293,148
Macerich Co.	24,684	246,593
MFA Financial, Inc.	11,762	125,736
National Health Investors, Inc.	4,786	238,199
Necessity Retail REIT, Inc.	15,314	84,380
NETSTREIT Corp.	6,315	115,059
New York Mtg. Trust, Inc.	10,601	108,978
Nexpoint Real Estate Finance, Inc.	921	12,820
NexPoint Residential Trust, Inc.	2,594	111,360
Office Properties Income Trust	5,492	35,808
One Liberty Properties, Inc.	1,870	41,177
Orchid Island Capital, Inc.	4,285	45,849
Orion Office REIT, Inc.	6,539	40,149
Outfront Media, Inc.	16,780	279,555
Paramount Group, Inc.	21,461	92,926
Pebblebrook Hotel Trust	14,885	211,814
PennyMac Mtg. Investment Trust	10,194	126,711
Phillips Edison & Co., Inc.	13,426	423,456
Physicians Realty Trust	26,123	376,694
Piedmont Office Realty Trust, Inc., Class A	14,087	91,706
Plymouth Industrial REIT, Inc.	4,317	87,376
Postal Realty Trust, Inc., Class A	2,055	31,585
PotlatchDeltic Corp.	9,119	421,571
Ready Capital Corp.	8,201	87,997
Redwood Trust, Inc.	12,980	81,514
Retail Opportunity Investments Corp.	13,820	180,075
RLJ Lodging Trust	18,381	185,648
RPT Realty	9,682	90,043
Ryman Hospitality Properties, Inc.	6,167	552,933
Sabra Health Care REIT, Inc.	26,451	301,541
Safehold, Inc.	4,622	128,122
Saul Centers, Inc.	1,353	48,749
Service Properties Trust	18,823	165,078
SITE Centers Corp.	22,010	271,603
STAG Industrial, Inc.	20,676	700,296
Summit Hotel Properties, Inc.	12,004	77,306
Sunstone Hotel Investors, Inc.	24,310	231,674
Tanger Factory Outlet Centers, Inc.	11,621	227,888
Terreno Realty Corp.	9,245	569,400
TPG RE Finance Trust, Inc.	7,899	56,320
Two Harbors Investment Corp.	11,107	154,721
UMH Properties, Inc.	6,046	91,899
Uniti Group, Inc.	27,195	93,007
Universal Health Realty Income Trust	1,468	63,858
Urban Edge Properties	13,112	192,353
Urstadt Biddle Properties, Inc., Class A	3,272	56,344
Veris Residential, Inc.†	9,871	161,391
Whitestone REIT	5,359	47,963
Xenia Hotels & Resorts, Inc.	13,108	165,947
		17,246,419
Retail — 4.6%
Abercrombie & Fitch Co., Class A†	5,579	131,330
Academy Sports & Outdoors, Inc.	8,708	553,132
American Eagle Outfitters, Inc.	17,668	236,574
America's Car-Mart, Inc.†	674	54,183
Arko Corp.	9,559	79,913
Asbury Automotive Group, Inc.†	2,538	491,001
Security Description	Shares or Principal Amount	Value

Retail (continued)
Aspen Aerogels, Inc.†	5,759	$ 36,051
Beacon Roofing Supply, Inc.†	5,887	354,280
Big 5 Sporting Goods Corp.	2,459	19,377
Big Lots, Inc.	3,251	29,226
Biglari Holdings, Inc., Class B†	84	14,549
BJ's Restaurants, Inc.†	2,598	84,539
Bloomin' Brands, Inc.	10,012	247,997
BlueLinx Holdings, Inc.†	1,004	70,340
Boot Barn Holdings, Inc.†	3,382	245,093
Brinker International, Inc.†	4,978	198,722
Buckle, Inc.	3,461	116,047
Build-A-Bear Workshop, Inc.	1,529	35,473
Caleres, Inc.	3,915	89,262
Cato Corp., Class A	2,046	16,879
Cheesecake Factory, Inc.	5,555	187,148
Chico's FAS, Inc.†	14,031	70,716
Children's Place, Inc.†	1,362	40,370
Chuy's Holdings, Inc.†	2,053	71,609
Citi Trends, Inc.†	929	16,034
Clean Energy Fuels Corp.†	19,426	82,949
Conn's, Inc.†	1,495	7,146
Container Store Group, Inc.†	3,722	11,501
Cracker Barrel Old Country Store, Inc.	2,537	269,328
Dave & Buster's Entertainment, Inc.†	4,921	174,499
Denny's Corp.†	6,382	71,542
Designer Brands, Inc., Class A	5,737	46,986
Destination XL Group, Inc.†	6,653	29,207
Dillard's, Inc., Class A	456	136,066
Dine Brands Global, Inc.	1,694	109,991
Duluth Holdings, Inc., Class B†	1,511	9,459
El Pollo Loco Holdings, Inc.	2,235	20,830
EVgo, Inc.†	7,787	46,644
Express, Inc.†	7,361	5,944
First Watch Restaurant Group, Inc.†	1,732	27,851
FirstCash Holdings, Inc.	4,316	444,677
Foot Locker, Inc.	9,245	388,198
Franchise Group, Inc.	2,987	87,370
Genesco, Inc.†	1,387	48,073
GMS, Inc.†	4,793	278,282
Group 1 Automotive, Inc.	1,618	363,209
GrowGeneration Corp.†	6,578	22,497
Guess?, Inc.	3,553	66,974
Haverty Furniture Cos., Inc.	1,668	50,273
Hibbett, Inc.	1,453	78,941
Jack in the Box, Inc.	2,375	220,139
JOANN, Inc.	1,263	2,185
Kura Sushi USA, Inc., Class A†	530	36,528
La-Z-Boy, Inc.	4,926	141,524
LL Flooring Holdings, Inc.†	3,301	10,860
MarineMax, Inc.†	2,460	71,635
Movado Group, Inc.	1,734	44,425
Murphy USA, Inc.	2,308	635,231
National Vision Holdings, Inc.†	8,991	189,171
Noodles & Co.†	4,686	23,149
Nu Skin Enterprises, Inc., Class A	5,632	222,239
ODP Corp.†	4,587	198,204
ONE Group Hospitality, Inc.†	2,586	20,248
OneWater Marine, Inc., Class A†	1,310	34,584
Papa John's International, Inc.	3,738	279,565
Patrick Industries, Inc.	2,479	170,134
PC Connection, Inc.	1,289	51,908
PetMed Express, Inc.	2,313	35,551

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Portillo's, Inc., Class A†	3,659	$ 79,108
PriceSmart, Inc.	2,945	216,988
Qurate Retail, Inc., Series A†	40,121	31,960
Rite Aid Corp.†	6,352	13,339
Rush Enterprises, Inc., Class B	751	43,994
Ruth's Hospitality Group, Inc.	3,619	58,483
Sally Beauty Holdings, Inc.†	12,273	174,645
Shake Shack, Inc., Class A†	4,297	235,519
Shoe Carnival, Inc.	1,947	45,268
Signet Jewelers, Ltd.	5,126	377,171
Sonic Automotive, Inc., Class A	2,059	91,667
Sportsman's Warehouse Holdings, Inc.†	4,280	26,622
Sweetgreen, Inc., Class A†	10,167	80,726
Texas Roadhouse, Inc.	7,684	850,004
Tile Shop Holdings, Inc.†	3,550	16,649
Tilly's, Inc., Class A†	2,591	19,458
TravelCenters of America, Inc.†	1,447	124,630
Warby Parker, Inc., Class A†	9,564	100,709
Wingstop, Inc.	3,435	687,378
Winmark Corp.	322	107,522
World Fuel Services Corp.	7,027	166,118
Zumiez, Inc.†	1,793	31,351
		12,334,871
Savings & Loans — 0.8%
Axos Financial, Inc.†	6,568	267,120
Banc of California, Inc.	5,942	67,442
Berkshire Hills Bancorp, Inc.	4,902	104,265
Brookline Bancorp, Inc.	9,753	93,044
Capitol Federal Financial, Inc.	14,610	90,582
Flushing Financial Corp.	3,203	38,532
Greene County Bancorp, Inc.	776	15,947
Hingham Institution for Savings	167	32,491
Home Bancorp, Inc.	837	26,223
HomeTrust Bancshares, Inc.	1,660	34,644
Northfield Bancorp, Inc.	4,893	50,985
Northwest Bancshares, Inc.	13,924	162,772
OceanFirst Financial Corp.	6,652	106,432
Pacific Premier Bancorp, Inc.	10,745	238,969
Provident Financial Services, Inc.	8,379	146,465
Southern Missouri Bancorp, Inc.	883	32,035
Washington Federal, Inc.	7,427	208,253
WaterStone Financial, Inc.	2,168	30,027
WSFS Financial Corp.	7,022	246,964
		1,993,192
Semiconductors — 2.4%
ACM Research, Inc., Class A†	5,494	51,369
Alpha & Omega Semiconductor, Ltd.†	2,523	60,249
Ambarella, Inc.†	4,248	263,291
Amkor Technology, Inc.	11,630	260,163
Arteris, Inc.†	2,034	7,566
Atomera, Inc.†	2,363	18,668
Axcelis Technologies, Inc.†	3,745	443,034
AXT, Inc.†	4,715	12,589
CEVA, Inc.†	2,618	65,790
Cohu, Inc.†	5,391	182,431
Diodes, Inc.†	5,101	406,550
FormFactor, Inc.†	8,835	241,284
Impinj, Inc.†	2,459	217,400
Kulicke & Soffa Industries, Inc.	6,386	304,357
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	6,216	$ 362,641
MaxLinear, Inc.†	8,335	201,124
Onto Innovation, Inc.†	5,681	460,047
Ouster, Inc.†	3,203	11,339
Photronics, Inc.†	6,868	99,311
Power Integrations, Inc.	6,499	472,997
Rambus, Inc.†	12,248	543,076
Semtech Corp.†	7,253	141,361
Silicon Laboratories, Inc.†	3,627	505,241
SiTime Corp.†	1,857	201,429
SkyWater Technology, Inc.†	1,347	12,177
SMART Global Holdings, Inc.†	5,565	85,812
Synaptics, Inc.†	4,546	402,594
Ultra Clean Holdings, Inc.†	5,175	147,695
Veeco Instruments, Inc.†	5,814	107,094
		6,288,679
Software — 5.2%
8x8, Inc.†	12,908	37,046
ACI Worldwide, Inc.†	12,849	325,465
ACV Auctions, Inc., Class A†	13,503	175,944
Adeia, Inc.	11,942	91,237
Agilysys, Inc.†	2,271	177,229
Alignment Healthcare, Inc.†	11,270	70,888
Alkami Technology, Inc.†	4,155	49,818
Altair Engineering, Inc., Class A†	5,956	411,262
American Software, Inc., Class A	3,602	43,008
Amplitude, Inc., Class A†	6,407	72,719
Apollo Medical Holdings, Inc.†	4,461	158,321
Appfolio, Inc., Class A†	2,247	313,726
Appian Corp., Class A†	4,588	172,279
Asana, Inc., Class A†	8,439	136,543
AvePoint, Inc.†	14,984	65,031
Avid Technology, Inc.†	3,986	117,627
AvidXchange Holdings, Inc.†	16,798	124,809
Bandwidth, Inc., Class A†	2,657	32,336
BigCommerce Holdings, Inc., Series 1†	7,451	55,063
Blackbaud, Inc.†	5,323	369,177
Blackline, Inc.†	6,330	352,644
Blend Labs, Inc., Class A†	21,691	12,843
Box, Inc., Class A†	16,024	423,995
Brightcove, Inc.†	4,774	19,764
C3.ai, Inc., Class A†	6,824	121,604
Cardlytics, Inc.†	3,659	23,747
Cerence, Inc.†	4,625	118,169
Clear Secure, Inc., Class A	7,396	178,909
CommVault Systems, Inc.†	5,102	297,294
Computer Programs & Systems, Inc.†	1,606	41,563
Consensus Cloud Solutions, Inc.†	2,154	80,409
CS Disco, Inc.†	2,583	15,188
CSG Systems International, Inc.	3,563	187,699
Cvent Holding Corp.†	5,260	44,237
Daily Journal Corp.†	139	37,968
Digi International, Inc.†	3,990	120,338
Digimarc Corp.†	1,567	26,702
Digital Turbine, Inc.†	10,760	126,215
DigitalOcean Holdings, Inc.†	7,992	252,068
Domo, Inc., Class B†	3,544	56,279
Donnelley Financial Solutions, Inc.†	2,904	125,598
Duolingo, Inc.†	2,757	375,393
E2open Parent Holdings, Inc.†	22,829	143,594
Ebix, Inc.	3,020	49,105

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
eGain Corp.†	2,416	$ 17,733
Enfusion, Inc., Class A†	3,070	25,727
EngageSmart, Inc.†	4,069	69,865
Envestnet, Inc.†	6,300	399,294
Everbridge, Inc.†	4,585	120,494
EverCommerce, Inc.†	2,734	32,999
Evolent Health, Inc., Class A†	9,394	342,036
Faraday Future Intelligent Electric, Inc.†	58,061	9,899
Fastly, Inc., Class A†	13,008	192,258
ForgeRock, Inc., Class A†	5,013	100,410
Health Catalyst, Inc.†	6,285	79,191
Hims & Hers Health, Inc.†	13,907	161,182
HireRight Holdings Corp.†	2,430	25,758
IBEX Holdings, Ltd.†	1,025	20,982
Inspired Entertainment, Inc.†	2,442	31,258
Instructure Holdings, Inc.†	1,983	52,609
Intapp, Inc.†	1,671	67,375
IonQ, Inc.†	13,773	75,889
Kaleyra, Inc.†	1,032	1,899
Latch, Inc.†	12,454	9,836
LivePerson, Inc.†	8,061	37,322
LiveVox Holdings, Inc.†	2,591	7,410
Matterport, Inc.†	25,677	59,827
MeridianLink, Inc.†	2,634	39,352
MicroStrategy, Inc., Class A†	1,107	363,517
Model N, Inc.†	4,280	131,824
Momentive Global, Inc.†	14,933	140,221
N-able, Inc.†	7,813	99,616
NextGen Healthcare, Inc.†	6,297	105,412
Nutex Health, Inc.†	29,004	16,480
Olo, Inc., Class A†	10,304	70,582
ON24, Inc.†	4,849	42,186
Outbrain, Inc.†	4,176	15,994
Outset Medical, Inc.†	5,552	99,881
PagerDuty, Inc.†	9,909	297,865
PDF Solutions, Inc.†	3,446	124,228
Phreesia, Inc.†	5,691	180,063
Playstudios, Inc.†	9,080	39,770
Porch Group, Inc.†	9,390	8,546
PowerSchool Holdings, Inc., Class A†	5,226	109,119
Privia Health Group, Inc.†	5,913	163,376
Progress Software Corp.	4,922	270,119
PROS Holdings, Inc.†	4,741	134,502
PubMatic, Inc., Class A†	4,949	67,603
Rackspace Technology, Inc.†	6,600	9,636
Red Violet, Inc.†	1,115	19,067
Sapiens International Corp. NV	3,674	73,958
Schrodinger, Inc.†	6,184	182,552
Sharecare, Inc.†	34,157	52,602
Simulations Plus, Inc.	1,789	74,691
Skillsoft Corp.†	9,301	11,440
Skillz, Inc.†	36,010	22,423
SolarWinds Corp.†	5,533	47,694
Sprout Social, Inc., Class A†	5,361	264,083
SPS Commerce, Inc.†	4,156	612,179
Sumo Logic, Inc.†	13,474	161,688
Upland Software, Inc.†	3,387	12,430
Veradigm, Inc.†	12,346	154,202
Verint Systems, Inc.†	7,425	270,938
Veritone, Inc.†	3,584	17,060
Verra Mobility Corp.†	16,065	272,302
Security Description	Shares or Principal Amount	Value

Software (continued)
Viant Technology, Inc., Class A†	1,649	$ 7,289
Vimeo, Inc.†	16,405	53,972
Weave Communications, Inc.†	3,618	16,028
WM Technology, Inc.†	8,687	6,296
Workiva, Inc.†	5,463	510,353
Yext, Inc.†	12,891	113,183
Zeta Global Holdings Corp., Class A†	12,728	123,589
Zuora, Inc., Class A†	14,431	112,418
		13,894,435
Telecommunications — 1.6%
A10 Networks, Inc.	7,316	103,448
ADTRAN Holdings, Inc.	8,790	80,165
Anterix, Inc.†	2,109	66,602
ATN International, Inc.	1,253	45,321
Aviat Networks, Inc.†	1,283	42,095
Calix, Inc.†	6,589	301,117
Cambium Networks Corp.†	1,316	19,924
Casa Systems, Inc.†	4,053	5,066
Clearfield, Inc.†	1,464	63,948
CommScope Holding Co., Inc.†	23,503	115,870
Consolidated Communications Holdings, Inc.†	8,512	32,942
Credo Technology Group Holding, Ltd.†	11,196	90,800
Cyxtera Technologies, Inc.†	4,228	1,375
DigitalBridge Group, Inc.	18,101	224,995
DZS, Inc.†	2,311	15,715
EchoStar Corp., Class A†	3,852	65,754
Extreme Networks, Inc.†	14,462	257,134
Globalstar, Inc.†	78,393	71,024
Gogo, Inc.†	5,669	76,021
Harmonic, Inc.†	10,547	148,607
IDT Corp., Class B†	1,778	59,047
Infinera Corp.†	22,150	140,210
Inseego Corp.†	9,874	5,944
InterDigital, Inc.	3,403	230,519
Iridium Communications, Inc.	14,328	909,398
KORE Group Holdings, Inc.†	4,826	5,888
Maxar Technologies, Inc.	8,428	444,324
NETGEAR, Inc.†	3,245	45,852
Ondas Holdings, Inc.†	4,135	4,135
Ooma, Inc.†	2,682	32,989
Planet Labs PBC†	22,291	90,947
Preformed Line Products Co.	287	35,668
Ribbon Communications, Inc.†	8,285	21,210
Shenandoah Telecommunications Co.	5,550	115,496
Telephone & Data Systems, Inc.	11,555	115,550
Terran Orbital Corp.†	4,712	8,387
United States Cellular Corp.†	1,684	35,768
Viavi Solutions, Inc.†	25,731	230,550
		4,359,805
Textiles — 0.1%
UniFirst Corp.	1,716	280,875
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,648	35,969
Vinco Ventures, Inc.†	26,897	4,928
		40,897
Transportation — 1.8%
Air Transport Services Group, Inc.†	6,622	134,493

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
ArcBest Corp.	2,773	$ 261,771
Ardmore Shipping Corp.	4,685	68,823
Costamare, Inc.	6,054	54,668
Covenant Logistics Group, Inc.	1,066	41,990
CryoPort, Inc.†	5,064	106,547
Daseke, Inc.†	4,617	37,767
DHT Holdings, Inc.	15,695	148,946
Dorian LPG, Ltd.	3,519	78,192
Eagle Bulk Shipping, Inc.	1,538	68,779
FLEX LNG, Ltd.	3,301	113,587
Forward Air Corp.	3,081	325,076
Frontline PLC	14,290	221,066
Genco Shipping & Trading, Ltd.	4,201	64,737
Golden Ocean Group, Ltd.	14,068	128,722
Heartland Express, Inc.	5,353	77,511
Hub Group, Inc., Class A†	3,699	278,905
International Seaways, Inc.	5,580	222,196
Marten Transport, Ltd.	6,683	134,930
Matson, Inc.	4,282	291,304
Nordic American Tankers, Ltd.	23,522	83,033
P.A.M. Transportation Services, Inc.†	756	16,972
Radiant Logistics, Inc.†	4,243	28,004
Safe Bulkers, Inc.	8,205	30,030
Saia, Inc.†	3,044	906,412
Scorpio Tankers, Inc.	5,390	281,627
SFL Corp., Ltd.	13,162	119,643
Teekay Corp.†	7,905	44,663
Teekay Tankers, Ltd., Class A†	2,620	106,084
Universal Logistics Holdings, Inc.	823	21,069
Werner Enterprises, Inc.	7,261	327,979
		4,825,526
Trucking & Leasing — 0.2%
GATX Corp.	4,023	458,260
Greenbrier Cos., Inc.	3,649	96,516
		554,776
Water — 0.5%
American States Water Co.	4,230	375,413
Artesian Resources Corp., Class A	941	51,548
California Water Service Group	6,219	348,762
Global Water Resources, Inc.	1,559	17,102
Middlesex Water Co.	1,990	145,230
SJW Group	3,096	235,048
York Water Co.	1,626	68,357
		1,241,460
Total Common Stocks (cost $266,167,054)		259,783,259
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Russell 2000 ETF (cost $1,780,858)	9,400	1,646,880
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	2,214	796
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	$ 10,545
Chord Energy Corp. Expires 09/01/2025†	269	3,968
Nabors Industries, Ltd. Expires 06/11/2026†	304	4,560
		19,073
Total Warrants (cost $0)		19,869
Total Long-Term Investment Securities (cost $267,947,912)		261,450,008
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
2.90%, 07/13/2023(2)	$ 150,000	148,499
2.94%, 07/13/2023(2)	50,000	49,500
3.09%, 08/10/2023(2)	100,000	98,627
3.14%, 07/13/2023(2)	100,000	98,999
3.17%, 07/13/2023(2)	50,000	49,500
3.29%, 08/10/2023(2)	100,000	98,627
4.77%, 08/01/2023(2)	100,000	98,734
4.90%, 08/24/2023(2)	300,000	295,233
Total Short-Term Investments (cost $940,155)		937,719
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 04/28/2023, to be repurchased 05/01/2023 in the amount of $5,398,441 and collateralized by $4,462,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.38% due 07/15/2025 and having an approximate value of $5,505,865 (cost $5,397,793)	5,397,793	5,397,793
TOTAL INVESTMENTS (cost $274,285,860)	100.0%	267,785,520
Other assets less liabilities	(0.0)	(88,999)
NET ASSETS	100.0%	$267,696,521
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
65	Long	E-Mini Russell 2000 Index	June 2023	$5,835,620	$5,768,100	$(67,520)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$17,993,763	$—	$150	$17,993,913
Medical - Biomedical/Gene	—	—	401	401
Pharmaceuticals	8,506,055	—	11,263	8,517,318
Other Industries	233,271,627	—	—	233,271,627
Unaffiliated Investment Companies	1,646,880	—	—	1,646,880
Warrants	19,869	—	—	19,869
Short-Term Investments	—	937,719	—	937,719
Repurchase Agreements	—	5,397,793	—	5,397,793
Total Investments at Value	$261,438,194	$6,335,512	$11,814	$267,785,520
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$67,520	$—	$—	$67,520
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.1%
Advertising — 0.2%
Stroeer SE & Co. KGaA	422	$ 23,120
Trade Desk, Inc., Class A†	3,962	254,915
WPP PLC	67,197	779,948
		1,057,983
Aerospace/Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.†	899	50,713
Boeing Co.†	1,092	225,804
General Dynamics Corp.	1,055	230,349
HEICO Corp., Class A	883	118,525
Howmet Aerospace, Inc.	13,667	605,311
L3Harris Technologies, Inc.	6,976	1,361,366
Northrop Grumman Corp.	3,439	1,586,308
Raytheon Technologies Corp.	2,812	280,919
Safran SA	4,325	672,950
Spirit AeroSystems Holdings, Inc., Class A	4,278	127,313
TransDigm Group, Inc.	626	478,890
		5,738,448
Agriculture — 0.8%
Altria Group, Inc.	4,227	200,825
Cadiz, Inc.†	10,372	42,318
Darling Ingredients, Inc.†	3,360	200,155
Philip Morris International, Inc.	40,276	4,026,392
Vector Group, Ltd.	5,128	65,331
Wilmar International, Ltd.	243,500	719,428
		5,254,449
Airlines — 0.0%
Hawaiian Holdings, Inc.†	3,385	28,197
SkyWest, Inc.†	1,200	33,960
Southwest Airlines Co.	3,562	107,893
United Airlines Holdings, Inc.†	328	14,366
		184,416
Apparel — 0.6%
Crocs, Inc.†	666	82,364
Deckers Outdoor Corp.†	233	111,686
Dr. Martens PLC	57,600	120,538
Kering SA	1,070	684,832
NIKE, Inc., Class B	15,982	2,025,239
Oxford Industries, Inc.	790	81,520
Samsonite International SA*†	109,200	346,156
Skechers USA, Inc., Class A†	2,650	140,954
		3,593,289
Auto Manufacturers — 1.0%
Cummins, Inc.	3,507	824,285
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	8,017	1,002,420
General Motors Co.	9,137	301,886
Honda Motor Co., Ltd.	8,400	223,062
PACCAR, Inc.	1,693	126,450
Rivian Automotive, Inc., Class A†	2,593	33,242
Suzuki Motor Corp.	12,500	434,621
Tesla, Inc.†	14,435	2,371,815
Toyota Motor Corp.	74,900	1,028,468
		6,346,249
Auto Parts & Equipment — 0.5%
Adient PLC†	1,380	50,977
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Holdings, Inc.†	4,800	$ 34,320
Aptiv PLC†	783	80,540
Autoliv, Inc.	1,188	101,942
Autoliv, Inc. SDR	5,752	492,761
Denso Corp.	11,100	669,841
Dorman Products, Inc.†	785	67,636
Dowlais Group PLC†	117,413	195,663
Goodyear Tire & Rubber Co.†	3,470	37,025
Lear Corp.	556	70,979
Magna International, Inc.	14,827	773,376
Mobileye Global, Inc., Class A†	1,219	45,883
Standard Motor Products, Inc.	2,410	86,784
Stanley Electric Co., Ltd.	14,000	315,391
		3,023,118
Banks — 4.5%
ANZ Group Holdings, Ltd.	27,397	443,223
Bank of America Corp.	119,423	3,496,705
BankUnited, Inc.	3,919	88,373
BNP Paribas SA	10,915	706,661
Citigroup, Inc.	5,542	260,862
Commerce Bancshares, Inc.	2,019	112,761
Cullen/Frost Bankers, Inc.	725	79,931
DBS Group Holdings, Ltd.	19,400	481,152
Dime Community Bancshares, Inc.	861	17,737
DNB Bank ASA	57,647	1,013,899
East West Bancorp, Inc.	3,310	171,094
Erste Group Bank AG	8,006	292,003
Fifth Third Bancorp	8,083	211,775
First BanCorp/Puerto Rico	8,211	96,479
First Financial Bankshares, Inc.	2,900	84,854
FNB Corp.	6,256	71,819
Glacier Bancorp, Inc.	2,290	76,097
Goldman Sachs Group, Inc.	3,276	1,125,109
Hilltop Holdings, Inc.	3,060	94,921
Home BancShares, Inc.	5,370	116,905
Huntington Bancshares, Inc.	14,754	165,245
ING Groep NV	93,957	1,166,759
Intesa Sanpaolo SpA	88,901	233,761
JPMorgan Chase & Co.	37,425	5,173,632
Lloyds Banking Group PLC	850,986	516,801
Macquarie Group, Ltd.	4,314	524,375
Mitsubishi UFJ Financial Group, Inc.	114,700	723,541
Morgan Stanley	22,164	1,994,095
National Bank of Canada	13,372	997,139
OFG Bancorp	2,597	66,405
Pathward Financial, Inc.	2,132	94,938
Pinnacle Financial Partners, Inc.	1,404	76,139
PNC Financial Services Group, Inc.	6,857	893,124
Popular, Inc.	2,246	134,782
Prosperity Bancshares, Inc.	1,789	112,027
Regions Financial Corp.	1,431	26,130
SouthState Corp.	1,413	97,469
Standard Chartered PLC	38,628	305,492
State Street Corp.	1,032	74,572
Sumitomo Mitsui Trust Holdings, Inc.	10,000	360,878
Svenska Handelsbanken AB, Class A	68,692	607,607
Truist Financial Corp.	1,185	38,607
United Bankshares, Inc.	3,221	106,712
United Overseas Bank, Ltd.	40,300	856,400
US Bancorp	28,160	965,325
Webster Financial Corp.	3,419	127,529

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	74,754	$ 2,971,472
Western Alliance Bancorp	3,315	123,053
		28,576,369
Beverages — 1.5%
Boston Beer Co., Inc., Class A†	122	38,736
Celsius Holdings, Inc.†	600	57,342
Coca-Cola Co.	37,534	2,407,806
Constellation Brands, Inc., Class A	4,032	925,223
Diageo PLC	32,020	1,462,751
Heineken NV	6,814	782,119
Keurig Dr Pepper, Inc.	25,578	836,401
Kirin Holdings Co., Ltd.	20,900	339,799
Monster Beverage Corp.†	4,968	278,208
National Beverage Corp.†	980	48,706
PepsiCo, Inc.	14,362	2,741,562
		9,918,653
Biotechnology — 0.8%
Alaunos Therapeutics, Inc.†	13,834	7,885
Aldeyra Therapeutics, Inc.†	9,510	90,630
Alnylam Pharmaceuticals, Inc.†	1,052	209,558
Amgen, Inc.	4,187	1,003,791
Anavex Life Sciences Corp.†	2,300	18,722
Apellis Pharmaceuticals, Inc.†	1,605	133,905
Arrowhead Pharmaceuticals, Inc.†	2,020	71,528
Beam Therapeutics, Inc.†	690	21,190
Biogen, Inc.†	622	189,231
BioMarin Pharmaceutical, Inc.†	1,440	138,298
Blueprint Medicines Corp.†	970	49,519
Cerevel Therapeutics Holdings, Inc.†	1,044	30,318
Cue Biopharma, Inc.†	9,600	41,568
Denali Therapeutics, Inc.†	1,229	30,528
DICE Therapeutics, Inc.†	1,002	32,565
Exelixis, Inc.†	3,920	71,736
Forte Biosciences, Inc.†	9,090	9,726
Genmab A/S†	757	310,963
Genprex, Inc.†	12,600	10,307
Gilead Sciences, Inc.	2,367	194,591
Guardant Health, Inc.†	2,758	62,221
Horizon Therapeutics PLC†	1,767	196,420
IGM Biosciences, Inc.†	1,325	14,350
Illumina, Inc.†	233	47,895
Insmed, Inc.†	3,500	68,250
Intellia Therapeutics, Inc.†	1,248	47,112
Ionis Pharmaceuticals, Inc.†	1,847	65,328
Karuna Therapeutics, Inc.†	399	79,178
Kezar Life Sciences, Inc.†	3,200	7,776
Kymera Therapeutics, Inc.†	1,413	44,566
Lexicon Pharmaceuticals, Inc.†	11,240	26,864
Mirati Therapeutics, Inc.†	940	41,651
Moderna, Inc.†	534	70,963
NGM Biopharmaceuticals, Inc.†	5,500	24,805
PharmaCyte Biotech, Inc.†	6,500	18,980
Pliant Therapeutics Inc†	1,549	43,759
Prothena Corp. PLC†	847	44,569
Regeneron Pharmaceuticals, Inc.†	718	575,685
Relay Therapeutics, Inc.†	1,862	21,171
Replimune Group, Inc.†	1,223	20,461
REVOLUTION Medicines, Inc.†	1,306	30,678
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	52,971
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Sarepta Therapeutics, Inc.†	970	$ 119,087
Savara, Inc.†	28,960	54,445
Scholar Rock Holding Corp.†	2,200	14,080
Seagen, Inc.†	1,079	215,800
Selecta Biosciences, Inc.†	21,810	25,954
TG Therapeutics, Inc.†	2,500	62,075
Ultragenyx Pharmaceutical, Inc.†	1,074	46,902
United Therapeutics Corp.†	405	93,203
Ventyx Biosciences, Inc.†	700	26,320
Vertex Pharmaceuticals, Inc.†	1,211	412,624
Veru, Inc.†	2,100	2,667
Wave Life Sciences, Ltd.†	4,680	18,673
Xencor, Inc.†	2,130	56,317
		5,420,359
Building Materials — 0.3%
Apogee Enterprises, Inc.	360	15,322
Armstrong World Industries, Inc.	613	42,089
Carrier Global Corp.	14,136	591,168
Gibraltar Industries, Inc.†	1,068	53,443
Griffon Corp.	3,336	94,909
JELD-WEN Holding, Inc.†	3,500	44,730
Johnson Controls International PLC	1,267	75,817
Lennox International, Inc.	462	130,242
Masonite International Corp.†	776	70,934
Summit Materials, Inc., Class A†	3,703	101,499
Trane Technologies PLC	3,512	652,565
Trex Co., Inc.†	1,740	95,108
Vulcan Materials Co.	701	122,759
West Fraser Timber Co., Ltd.	1,031	74,613
		2,165,198
Chemicals — 1.8%
Air Liquide SA	5,118	921,051
Air Products & Chemicals, Inc.	2,395	704,992
Akzo Nobel NV	7,566	629,462
Amyris, Inc.†	5,300	4,333
Asahi Kasei Corp.	52,800	373,734
Axalta Coating Systems, Ltd.†	1,840	58,089
BASF SE	9,423	486,538
CF Industries Holdings, Inc.	1,931	138,221
Chemours Co.	3,460	100,582
Covestro AG*	9,813	430,259
Eastman Chemical Co.	920	77,529
Element Solutions, Inc.	4,720	85,668
FMC Corp.	642	79,338
Intrepid Potash, Inc.†	1,090	28,100
Johnson Matthey PLC	19,316	476,995
Koppers Holdings, Inc.	1,785	58,566
Linde PLC	7,042	2,601,667
Minerals Technologies, Inc.	1,342	79,527
NewMarket Corp.	179	71,528
Nutrien, Ltd.	18,747	1,301,042
RPM International, Inc.	6,397	524,746
Sensient Technologies Corp.	1,040	77,438
Sherwin-Williams Co.	6,076	1,443,293
Tosoh Corp.	4,500	60,128
Tronox Holdings PLC	2,500	34,225
Umicore SA	15,638	514,212
Valvoline, Inc.	3,127	108,038
		11,469,301

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Coal — 0.0%
SunCoke Energy, Inc.	8,200	$ 63,796
Commercial Services — 1.6%
2U, Inc.†	3,040	16,842
Adyen NV*†	359	574,916
Affirm Holdings, Inc.†	5,994	59,101
Amadeus IT Group SA†	7,786	547,781
Ashtead Group PLC	10,770	620,274
Automatic Data Processing, Inc.	2,342	515,240
Avis Budget Group, Inc.†	368	65,015
Block, Inc.†	6,126	372,399
Booz Allen Hamilton Holding Corp.	1,824	174,593
Bright Horizons Family Solutions, Inc.†	1,771	134,808
Cintas Corp.	593	270,272
CoreCivic, Inc.†	3,600	31,644
CoStar Group, Inc.†	1,809	139,203
Element Fleet Management Corp.	61,538	804,852
Equifax, Inc.	2,072	431,763
Euronet Worldwide, Inc.†	589	65,226
FleetCor Technologies, Inc.†	3,172	678,554
FTI Consulting, Inc.†	736	132,848
GEO Group, Inc.†	5,500	41,415
Global Payments, Inc.	2,624	295,751
Grand Canyon Education, Inc.†	859	101,963
Green Dot Corp., Class A†	3,990	68,588
Gusto, Inc.†(1)(2)	775	14,593
GXO Logistics, Inc.†	1,251	66,466
Huron Consulting Group, Inc.†	1,083	91,828
John Wiley & Sons, Inc., Class A	830	32,013
Korn Ferry	1,460	70,109
ManpowerGroup, Inc.	617	46,713
Marathon Digital Holdings, Inc.†	1,330	13,393
MarketAxess Holdings, Inc.	219	69,723
Matthews International Corp., Class A	2,140	81,042
Moody's Corp.	655	205,094
Paylocity Holding Corp.†	460	88,913
Payoneer Global, Inc.†	11,480	62,681
PROG Holdings, Inc.†	1,360	41,113
Recruit Holdings Co., Ltd.	17,600	496,165
S&P Global, Inc.	3,748	1,358,950
Service Corp. International	5,269	369,831
Strategic Education, Inc.	1,331	117,128
TechnoPro Holdings, Inc.	20,700	564,819
TransUnion	3,221	221,637
United Rentals, Inc.	68	24,555
WEX, Inc.†	475	84,241
WillScot Mobile Mini Holdings Corp.†	4,375	198,625
		10,462,680
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	20,953
Computers — 4.1%
3D Systems Corp.†	2,302	21,086
Accenture PLC, Class A	10,517	2,947,810
Apple, Inc.	120,513	20,448,646
Cognizant Technology Solutions Corp., Class A	942	56,247
Crowdstrike Holdings, Inc., Class A†	2,488	298,684
Dell Technologies, Inc., Class C	1,561	67,888
Fortinet, Inc.†	4,944	311,719
NCR Corp.†	2,270	50,598
NTT Data Corp.	59,100	802,725
Security Description	Shares or Principal Amount	Value

Computers (continued)
Pure Storage, Inc., Class A†	11,979	$ 273,481
Qualys, Inc.†	840	94,870
Science Applications International Corp.	1,049	107,029
Teleperformance	2,572	512,448
Western Digital Corp.†	3,049	105,008
Zscaler, Inc.†	1,076	96,948
		26,195,187
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	8,619	687,796
e.l.f. Beauty, Inc.†	1,037	96,192
Estee Lauder Cos., Inc., Class A	980	241,785
L'Oreal SA	2,238	1,068,127
Procter & Gamble Co.	15,721	2,458,450
Unilever PLC	32,446	1,807,171
		6,359,521
Distribution/Wholesale — 0.4%
Bunzl PLC	10,979	437,229
Copart, Inc.†	1,210	95,650
Ferguson PLC	1,463	206,020
Global Industrial Co.	1,590	42,373
Hudson Technologies, Inc.†	4,260	32,930
Mitsubishi Corp.	15,300	567,665
Resideo Technologies, Inc.†	2,100	37,380
SiteOne Landscape Supply, Inc.†	1,174	173,447
Sumitomo Corp.	34,300	615,157
WESCO International, Inc.	633	91,152
		2,299,003
Diversified Financial Services — 2.6%
Air Lease Corp.	1,830	73,603
Ally Financial, Inc.	2,088	55,081
American Express Co.	11,365	1,833,629
ANT International Co., Ltd. Class C†(1)(2)	2,514	5,103
Apollo Global Management, Inc.	6,831	433,017
BlackRock, Inc.	60	40,272
Blue Owl Capital, Inc.	7,354	82,806
Capital One Financial Corp.	465	45,245
Cboe Global Markets, Inc.	974	136,068
Charles Schwab Corp.	29,656	1,549,229
CME Group, Inc.	1,637	304,105
Coinbase Global, Inc., Class A†	1,050	56,480
Discover Financial Services	647	66,945
Intercontinental Exchange, Inc.	2,493	271,562
Julius Baer Group, Ltd.	9,462	677,984
LPL Financial Holdings, Inc.	981	204,872
Mastercard, Inc., Class A	9,002	3,421,030
Mitsubishi HC Capital, Inc.	49,800	258,553
OneMain Holdings, Inc.	3,248	124,626
Piper Sandler Cos.	483	65,418
Rocket Cos., Inc., Class A†	2,400	21,384
SEI Investments Co.	1,890	111,340
SLM Corp.	5,235	78,630
SoFi Technologies, Inc.†	6,251	38,944
StepStone Group, Inc., Class A	1,572	34,631
Tradeweb Markets, Inc., Class A	1,804	127,020
Virtus Investment Partners, Inc.	685	124,814
Visa, Inc., Class A	27,008	6,285,572

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Voya Financial, Inc.	693	$ 53,001
XP, Inc., Class A†	11,105	158,690
		16,739,654
Electric — 2.1%
Ameren Corp.	17,574	1,563,559
American Electric Power Co., Inc.	6,050	559,141
CMS Energy Corp.	17,406	1,083,698
Dominion Energy, Inc.	7,208	411,865
DTE Energy Co.	4,235	476,056
Electric Power Development Co., Ltd.	20,300	324,831
Engie SA	75,294	1,205,658
Entergy Corp.	1,897	204,079
Evergy, Inc.	7,967	494,830
FirstEnergy Corp.	9,955	396,209
IDACORP, Inc.	298	33,114
MGE Energy, Inc.	1,281	98,137
National Grid PLC	54,293	778,790
NextEra Energy, Inc.	9,720	744,844
NorthWestern Corp.	1,770	103,757
OGE Energy Corp.	3,052	114,572
Ormat Technologies, Inc.	1,241	106,490
PG&E Corp.†	25,651	438,889
PNM Resources, Inc.	748	36,001
Sempra Energy	3,948	613,875
Southern Co.	40,483	2,977,525
Vistra Corp.	2,656	63,372
WEC Energy Group, Inc.	6,801	654,052
Xcel Energy, Inc.	523	36,563
		13,519,907
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	5,899	813,649
Emerson Electric Co.	453	37,717
Energizer Holdings, Inc.	2,300	76,889
EnerSys	1,260	104,542
Legrand SA	8,508	804,937
Littelfuse, Inc.	510	123,542
Novanta, Inc.†	610	93,232
Prysmian SpA	20,646	843,818
Schneider Electric SE	3,360	587,023
Universal Display Corp.	355	47,378
		3,532,727
Electronics — 1.4%
ABB, Ltd.	29,490	1,064,416
Agilent Technologies, Inc.	9,629	1,304,055
Amphenol Corp., Class A	9,345	705,267
Atkore, Inc.†	1,051	132,773
Avnet, Inc.	2,110	87,059
Coherent Corp.†	1,549	52,883
Honeywell International, Inc.	13,297	2,657,272
Hubbell, Inc.	2,177	586,310
Murata Manufacturing Co., Ltd.	10,800	628,703
National Instruments Corp.	2,981	173,584
Sensata Technologies Holding PLC	1,630	70,823
TD SYNNEX Corp.	674	60,013
TE Connectivity, Ltd.	11,462	1,402,605
Trimble, Inc.†	2,552	120,199
TTM Technologies, Inc.†	6,285	74,226
		9,120,188
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	252	$ 41,379
First Solar, Inc.†	176	32,134
Plug Power, Inc.†	4,200	37,926
REX American Resources Corp.†	2,241	63,398
Shoals Technologies Group, Inc., Class A†	1,545	32,275
SolarEdge Technologies, Inc.†	256	73,121
Sunrun, Inc.†	2,748	57,818
		338,051
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	1,079	161,300
Dycom Industries, Inc.†	1,061	98,270
Exponent, Inc.	952	87,631
TopBuild Corp.†	390	87,937
Worley, Ltd.	58,104	579,400
		1,014,538
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,945	10,697
Churchill Downs, Inc.	445	130,176
Cinemark Holdings, Inc.†	1,700	28,696
DraftKings, Inc., Class A†	3,090	67,702
Light & Wonder, Inc.†	830	50,041
Madison Square Garden Entertainment Corp.†	1,190	33,487
Madison Square Garden Entertainment Corp.†	1,190	38,401
Marriott Vacations Worldwide Corp.	290	39,022
Vail Resorts, Inc.	248	59,649
Warner Music Group Corp., Class A	1,609	49,026
		506,897
Environmental Control — 0.2%
Republic Services, Inc.	658	95,160
Stericycle, Inc.†	1,720	78,518
Waste Connections, Inc.	8,864	1,233,426
		1,407,104
Food — 1.7%
Barry Callebaut AG	227	484,433
Beyond Meat, Inc.†	750	10,155
Conagra Brands, Inc.	1,511	57,357
Flowers Foods, Inc.	2,800	77,028
General Mills, Inc.	1,915	169,726
Hostess Brands, Inc.†	3,547	91,371
Ingredion, Inc.	1,116	118,486
Kraft Heinz Co.	22,403	879,766
Mondelez International, Inc., Class A	47,927	3,676,959
Nestle SA	29,700	3,807,864
Seven & i Holdings Co., Ltd.	21,800	987,323
Sysco Corp.	1,928	147,955
US Foods Holding Corp.†	2,300	88,320
		10,596,743
Food Service — 0.2%
Aramark	2,190	75,993
Compass Group PLC	38,072	1,003,561
		1,079,554
Gas — 0.1%
Atmos Energy Corp.	4,777	545,247

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Beijing Enterprises Holdings, Ltd.	52,000	$ 215,715
ONE Gas, Inc.	1,667	128,275
Southwest Gas Holdings, Inc.	1,545	86,520
		975,757
Hand/Machine Tools — 0.1%
MSA Safety, Inc.	515	66,821
Stanley Black & Decker, Inc.	8,723	753,144
		819,965
Healthcare-Products — 3.2%
10X Genomics, Inc., Class A†	920	48,236
Abbott Laboratories	2,616	288,989
Adaptive Biotechnologies Corp.†	5,661	40,419
Alcon, Inc.	5,645	410,702
Align Technology, Inc.†	349	113,530
Alpha Pro Tech, Ltd.†	6,900	27,807
Avantor, Inc.†	5,972	116,335
Azenta, Inc.†	1,090	47,404
Baxter International, Inc.	3,872	184,617
Boston Scientific Corp.†	1,223	63,743
Bruker Corp.	901	71,296
Co-Diagnostics, Inc.†	9,400	12,972
Danaher Corp.	14,664	3,474,048
DENTSPLY SIRONA, Inc.	1,962	82,267
Elekta AB, Series B	50,792	427,489
Enovis Corp.†	575	33,494
Envista Holdings Corp.†	1,363	52,462
EssilorLuxottica SA	3,463	684,553
Exact Sciences Corp.†	1,157	74,129
GE HealthCare Technologies, Inc.†	16,660	1,355,124
Glaukos Corp.†	1,133	53,829
Globus Medical, Inc., Class A†	500	29,070
Inari Medical, Inc.†	1,767	117,364
Inogen, Inc.†	1,868	24,863
Intuitive Surgical, Inc.†	6,578	1,981,425
Koninklijke Philips NV	27,237	575,701
Lantheus Holdings, Inc.†	1,335	114,076
Medtronic PLC	9,449	859,387
Nevro Corp.†	800	23,416
Novocure, Ltd.†	1,500	98,850
NuVasive, Inc.†	1,040	44,762
Omnicell, Inc.†	690	41,931
OraSure Technologies, Inc.†	8,200	55,760
Penumbra, Inc.†	602	171,040
Pulse Biosciences, Inc.†	8,600	55,384
QuidelOrtho Corp.†	445	40,028
Repligen Corp.†	763	115,694
Shockwave Medical, Inc.†	626	181,640
Siemens Healthineers AG*	15,166	943,248
STERIS PLC	1,000	188,550
Stryker Corp.	7,396	2,216,211
Tactile Systems Technology, Inc.†	2,690	49,039
Tandem Diabetes Care, Inc.†	770	30,477
Teleflex, Inc.	965	262,982
Thermo Fisher Scientific, Inc.	7,300	4,050,770
West Pharmaceutical Services, Inc.	176	63,578
Zimmer Biomet Holdings, Inc.	1,605	222,196
		20,220,887
Healthcare-Services — 2.6%
Amedisys, Inc.†	544	43,683
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Charles River Laboratories International, Inc.†	407	$ 77,379
Chemed Corp.	250	137,813
Elevance Health, Inc.	9,630	4,513,100
Ensign Group, Inc.	961	93,303
Evotec SE†	11,834	217,562
Fresenius SE & Co. KGaA	16,468	475,948
HCA Healthcare, Inc.	3,598	1,033,813
Humana, Inc.	3,430	1,819,581
IQVIA Holdings, Inc.†	301	56,657
Molina Healthcare, Inc.†	550	163,840
Pediatrix Medical Group, Inc. †	3,110	44,566
Pennant Group, Inc.†	2,438	33,815
Select Medical Holdings Corp.	4,758	145,119
Tenet Healthcare Corp.†	1,310	96,049
UnitedHealth Group, Inc.	15,615	7,683,985
		16,636,213
Home Builders — 0.1%
Green Brick Partners, Inc.†	2,600	96,902
Hovnanian Enterprises, Inc., Class A†	370	27,295
KB Home	2,410	105,606
NVR, Inc.†	30	175,200
Persimmon PLC	20,765	343,538
Taylor Morrison Home Corp.†	2,600	112,034
		860,575
Home Furnishings — 0.3%
iRobot Corp.†	899	35,358
Panasonic Holdings Corp.	55,300	520,748
Purple Innovation, Inc.	4,600	13,662
Sony Group Corp.	11,200	1,064,006
		1,633,774
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,082	886,707
Clorox Co.	179	29,806
Kimberly-Clark Corp.	2,541	368,166
Spectrum Brands Holdings, Inc.	399	26,534
		1,311,213
Insurance — 4.7%
AIA Group, Ltd.	37,600	410,260
Allstate Corp.	4,905	567,803
American Financial Group, Inc.	787	96,589
Aon PLC, Class A	2,889	939,445
Argo Group International Holdings, Ltd.	1,309	38,498
AXA SA	51,831	1,692,109
Axis Capital Holdings, Ltd.	2,489	140,728
Berkshire Hathaway, Inc., Class B†	12,007	3,944,900
Challenger, Ltd.	45,610	182,541
Chubb, Ltd.	22,021	4,438,553
CNA Financial Corp.	1,100	42,801
Definity Financial Corp.	5,589	151,600
eHealth, Inc.†	2,560	15,360
Equitable Holdings, Inc.	14,997	389,772
Fidelity National Financial, Inc.	1,650	58,558
Hanover Insurance Group, Inc.	695	83,094
Hartford Financial Services Group, Inc.	22,243	1,579,031
Jackson Financial, Inc., Class A	2,538	91,393
Kemper Corp.	2,835	137,923
Manulife Financial Corp.	19,543	385,855

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Markel Corp.†	103	$ 140,959
Marsh & McLennan Cos., Inc.	15,484	2,790,062
Mercury General Corp.	1,310	39,837
MetLife, Inc.	25,265	1,549,502
Muenchener Rueckversicherungs-Gesellschaft AG	4,276	1,605,585
Palomar Holdings, Inc.†	750	37,695
PICC Property & Casualty Co., Ltd.	442,000	533,765
Ping An Insurance Group Co. of China, Ltd.	35,500	258,705
Progressive Corp.	14,173	1,933,197
Reinsurance Group of America, Inc.	515	73,295
RenaissanceRe Holdings, Ltd.	1,921	413,803
Sampo Oyj, Class A	18,227	924,389
Selective Insurance Group, Inc.	1,103	106,252
Storebrand ASA	72,991	562,764
Sun Life Financial, Inc.	18,003	883,108
Tokio Marine Holdings, Inc.	40,600	816,843
Travelers Cos., Inc.	6,641	1,202,951
Zurich Insurance Group AG	2,077	1,004,608
		30,264,133
Internet — 4.9%
Airbnb, Inc., Class A†	2,487	297,619
Alibaba Group Holding, Ltd. ADR†	1,152	97,563
Alphabet, Inc., Class A†	21,377	2,294,607
Alphabet, Inc., Class C†	78,470	8,492,024
Amazon.com, Inc.†	83,956	8,853,160
ASOS PLC†	14,298	133,339
Booking Holdings, Inc.†	624	1,676,258
CyberAgent, Inc.	44,700	389,880
DoorDash, Inc., Class A†	4,889	299,158
Gen Digital, Inc.	7,911	139,787
GoDaddy, Inc., Class A†	1,390	105,195
IAC, Inc.†	655	33,909
Lyft, Inc., Class A†	3,130	32,083
Magnite, Inc.†	1,890	17,766
Meituan, Class B*†	770	13,141
Meta Platforms, Inc., Class A†	17,025	4,091,448
NAVER Corp.	1,828	265,325
Netflix, Inc.†	3,995	1,318,070
Okta, Inc.†	980	67,159
Open Lending Corp., Class A†	12,341	86,757
Opendoor Technologies, Inc.†	5,596	7,723
Overstock.com, Inc.†	1,040	21,174
Palo Alto Networks, Inc.†	2,286	417,104
Pinterest, Inc., Class A†	5,442	125,166
Roku, Inc.†	864	48,566
Sea, Ltd. ADR†	4,512	343,679
Shopify, Inc., Class A†	9,152	443,414
Snap, Inc., Class A†	7,046	61,371
Stitch Fix, Inc., Class A†	3,610	12,310
Tencent Holdings, Ltd.	11,800	521,999
TrueCar, Inc.†	19,030	48,907
Uber Technologies, Inc.†	12,790	397,130
Upwork, Inc.†	1,975	18,901
Wayfair, Inc., Class A†	451	15,708
Z Holdings Corp.	104,600	286,499
Ziff Davis, Inc.†	980	71,677
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	850	$ 36,363
Zillow Group, Inc., Class C†	1,240	53,990
		31,635,929
Investment Companies — 0.1%
Melrose Industries PLC	111,793	575,244
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	62,520
Commercial Metals Co.	2,256	105,332
Reliance Steel & Aluminum Co.	728	180,398
Steel Dynamics, Inc.	465	48,337
United States Steel Corp.	2,610	59,717
		456,304
Leisure Time — 0.0%
Acushnet Holdings Corp.	1,160	58,151
Peloton Interactive, Inc., Class A†	5,142	45,661
Planet Fitness, Inc., Class A†	650	54,041
Royal Caribbean Cruises, Ltd.†	1,586	103,772
Topgolf Callaway Brands Corp.†	1,500	33,255
		294,880
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	8,926	1,285,523
Las Vegas Sands Corp.†	12,400	791,740
Marcus Corp.	1,520	26,630
Marriott International, Inc., Class A	1,924	325,810
MGM Resorts International	3,391	152,324
Playa Hotels & Resorts NV†	5,350	49,808
Travel & Leisure Co.	1,890	72,330
Wyndham Hotels & Resorts, Inc.	1,240	84,593
Wynn Resorts, Ltd.†	1,257	143,650
		2,932,408
Machinery-Construction & Mining — 0.2%
Argan, Inc.	2,738	110,150
BWX Technologies, Inc.	2,467	159,319
Mitsubishi Electric Corp.	70,300	871,591
		1,141,060
Machinery-Diversified — 0.6%
Alamo Group, Inc.	822	145,272
Cactus, Inc., Class A	2,374	96,099
Cognex Corp.	1,806	86,128
Dover Corp.	1,179	172,323
Esab Corp.	2,061	120,280
Graco, Inc.	1,560	123,692
Ingersoll Rand, Inc.	3,904	222,606
KION Group AG	9,263	382,447
Middleby Corp.†	915	128,905
Mueller Water Products, Inc., Class A	8,400	112,560
Omron Corp.	6,000	352,594
Otis Worldwide Corp.	8,268	705,260
Rockwell Automation, Inc.	655	185,634
SMC Corp.	500	250,372
Tennant Co.	1,660	126,857
THK Co., Ltd.	10,700	239,865
Toro Co.	1,545	161,082
		3,611,976
Media — 0.5%
Altice USA, Inc., Class A†	7,031	24,608
Comcast Corp., Class A	3,680	152,242

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
E.W. Scripps Co., Class A†	2,450	$ 20,653
Liberty Broadband Corp., Class C†	538	45,612
Liberty Global PLC, Class A†	1,088	21,227
Liberty Global PLC, Class C†	2,378	48,369
Liberty Media Corp.-Liberty Formula One, Series C†	2,200	158,818
Liberty Media Corp.-Liberty SiriusXM, Series C†	910	25,425
Nexstar Media Group, Inc.	520	90,194
Scholastic Corp.	1,816	69,862
Sinclair Broadcast Group, Inc., Class A	1,600	31,824
Sirius XM Holdings, Inc.	7,440	28,272
TEGNA, Inc.	3,100	53,010
Walt Disney Co.†	23,372	2,395,630
		3,165,746
Metal Fabricate/Hardware — 0.0%
Proto Labs, Inc.†	610	17,550
RBC Bearings, Inc.†	468	106,241
Timken Co.	1,660	127,571
TimkenSteel Corp.†	2,690	45,030
Worthington Industries, Inc.	617	36,644
		333,036
Mining — 0.6%
Antofagasta PLC	33,025	606,802
BHP Group, Ltd. (ASX)	9,241	273,418
BHP Group, Ltd. (LSE)	24,582	723,255
Compass Minerals International, Inc.	1,420	46,477
Freeport-McMoRan, Inc.	1,957	74,190
IGO, Ltd.	130,510	1,191,209
Newmont Corp.	1,265	59,961
Rio Tinto, Ltd.	2,920	218,145
South32, Ltd.	145,628	412,582
		3,606,039
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc.†	620	130,640
Carlisle Cos., Inc.	694	149,800
Eaton Corp. PLC	7,345	1,227,496
ESCO Technologies, Inc.	1,210	113,220
Fabrinet†	950	90,202
General Electric Co.	41,448	4,102,109
Illinois Tool Works, Inc.	2,744	663,883
John Bean Technologies Corp.	620	67,400
Largan Precision Co., Ltd.†	2,000	131,445
Siemens AG	18,360	3,012,154
Teledyne Technologies, Inc.†	512	212,173
		9,900,522
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	44,240
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	21,762
Oil & Gas — 2.5%
Antero Resources Corp.†	2,453	56,394
Chesapeake Energy Corp.	2,044	168,998
Chevron Corp.	14,101	2,377,147
CNX Resources Corp.†	3,598	55,877
ConocoPhillips	5,782	594,910
DCC PLC	7,577	471,964
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EOG Resources, Inc.	10,692	$ 1,277,373
Equinor ASA	42,047	1,208,382
Exxon Mobil Corp.	43,190	5,111,105
Hess Corp.	1,618	234,707
Kosmos Energy, Ltd.†	13,400	85,760
Magnolia Oil & Gas Corp., Class A	5,812	122,749
Marathon Petroleum Corp.	2,036	248,392
Ovintiv, Inc.	3,556	128,301
Pioneer Natural Resources Co.	649	141,190
Range Resources Corp.	7,841	207,394
Shell PLC ADR	13,901	861,584
SM Energy Co.	3,311	92,973
Southwestern Energy Co.†	33,911	175,998
Suncor Energy, Inc.	2,275	71,253
Texas Pacific Land Corp.	82	121,167
TotalEnergies SE	32,838	2,093,381
TotalEnergies SE ADR	1,736	110,982
Valero Energy Corp.	704	80,728
		16,098,709
Oil & Gas Services — 0.1%
Halliburton Co.	2,094	68,578
NOV, Inc.	3,805	63,734
Schlumberger NV	5,601	276,409
TechnipFMC PLC†	10,924	149,550
Tidewater, Inc.†	3,360	151,301
		709,572
Packaging & Containers — 0.3%
Amcor PLC CDI	21,520	234,620
Ball Corp.	12,464	662,835
Crown Holdings, Inc.	1,406	120,607
Greif, Inc., Class B	690	54,331
Packaging Corp. of America	532	71,958
Sealed Air Corp.	1,343	64,450
Sonoco Products Co.	2,600	157,612
Stora Enso Oyj, Class R	39,602	502,189
WestRock Co.	2,063	61,746
		1,930,348
Pharmaceuticals — 5.8%
AbbVie, Inc.	18,476	2,792,093
Aclaris Therapeutics, Inc.†	3,820	33,960
Alkermes PLC†	3,220	91,931
AmerisourceBergen Corp.	9,892	1,650,480
Arvinas, Inc.†	837	21,938
Astellas Pharma, Inc.	70,800	1,067,780
AstraZeneca PLC ADR	57,812	4,232,995
Bayer AG	15,326	1,009,349
Becton Dickinson & Co.	12,242	3,235,683
Bioxcel Therapeutics, Inc.†	2,420	49,900
Bristol-Myers Squibb Co.	2,228	148,764
Cigna Group	2,706	685,403
Citius Pharmaceuticals, Inc.†	23,500	34,075
Corbus Pharmaceuticals Holdings, Inc.†	1,876	16,471
CVS Health Corp.	530	38,854
Dexcom, Inc.†	1,795	217,805
Elanco Animal Health, Inc.†	7,097	67,209
Eli Lilly & Co.	11,131	4,406,318
GSK PLC ADR	12,833	462,373
Johnson & Johnson	26,994	4,418,918
Jounce Therapeutics, Inc.†	10,860	20,960
McKesson Corp.	4,065	1,480,636

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	16,506	$ 1,905,948
Neurocrine Biosciences, Inc.†	1,230	124,279
Novartis AG	16,478	1,686,534
Novo Nordisk A/S ADR	1,728	288,731
Otsuka Holdings Co., Ltd.	13,000	445,128
Owens & Minor, Inc.†	2,200	34,188
Pacira BioSciences, Inc.†	1,660	75,215
Pfizer, Inc.	6,592	256,363
Prestige Consumer Healthcare, Inc.†	1,950	119,983
Reata Pharmaceuticals, Inc., Class A†	506	50,023
Roche Holding AG	5,688	1,782,834
Sanofi	17,656	1,946,046
Spectrum Pharmaceuticals, Inc.†	28,305	27,597
Viatris, Inc.	20,231	188,755
Zoetis, Inc.	10,752	1,889,987
		37,005,506
Pipelines — 0.2%
Antero Midstream Corp.	5,000	53,800
Cheniere Energy, Inc.	2,367	362,151
Kinder Morgan, Inc.	45,387	778,387
		1,194,338
Private Equity — 0.3%
Ares Management Corp., Class A	4,356	381,542
Blackstone, Inc.	4,290	383,226
Bridgepoint Group PLC*	93,609	284,425
Brookfield Corp.	12,200	395,846
KKR & Co., Inc.	5,310	281,802
		1,726,841
Real Estate — 0.1%
Douglas Elliman, Inc.	8,464	27,000
Howard Hughes Corp.†	773	59,807
Mitsui Fudosan Co., Ltd.	39,200	778,756
Transcontinental Realty Investors, Inc.†	1,300	47,385
		912,948
REITS — 1.6%
Acadia Realty Trust	8,442	114,051
American Homes 4 Rent, Class A	5,885	195,735
American Tower Corp.	6,124	1,251,684
Annaly Capital Management, Inc.	3,987	79,660
Apartment Income REIT Corp.	1,660	61,387
Apple Hospitality REIT, Inc.	4,541	67,616
AvalonBay Communities, Inc.	689	124,275
Crown Castle, Inc.	704	86,655
CubeSmart	3,963	180,277
Digital Realty Trust, Inc.	320	31,728
Diversified Healthcare Trust	12,180	11,125
Douglas Emmett, Inc.	6,262	80,655
EastGroup Properties, Inc.	559	93,107
EPR Properties	1,412	59,248
Equinix, Inc.	348	251,980
Equity LifeStyle Properties, Inc.	6,524	449,504
Equity Residential	17,299	1,094,162
Essex Property Trust, Inc.	369	81,080
Extra Space Storage, Inc.	676	102,779
Great Portland Estates PLC	45,261	303,693
Healthcare Realty Trust, Inc.	3,940	77,933
JBG SMITH Properties	1,880	26,828
Kilroy Realty Corp.	1,325	38,743
Security Description	Shares or Principal Amount	Value

REITS (continued)
Lamar Advertising Co., Class A	710	$ 75,033
Life Storage, Inc.	2,019	271,313
LTC Properties, Inc.	922	30,841
Medical Properties Trust, Inc.	4,130	36,220
National Retail Properties, Inc.	1,640	71,340
Omega Healthcare Investors, Inc.	2,330	62,351
Orchid Island Capital, Inc.	6,425	68,748
Outfront Media, Inc.	3,270	54,478
Park Hotels & Resorts, Inc.	3,410	41,091
Physicians Realty Trust	5,180	74,696
Piedmont Office Realty Trust, Inc., Class A	4,380	28,514
Prologis, Inc.	8,147	1,020,412
Public Storage	1,235	364,115
Rayonier, Inc.	1,600	50,176
Rexford Industrial Realty, Inc.	14,279	796,340
RLJ Lodging Trust	4,603	46,490
SBA Communications Corp.	1,543	402,553
Scentre Group	229,686	439,121
Service Properties Trust	5,510	48,323
Simon Property Group, Inc.	954	108,107
Starwood Property Trust, Inc.	4,680	83,725
Summit Hotel Properties, Inc.	9,750	62,790
Sun Communities, Inc.	1,538	213,674
Terreno Realty Corp.	1,726	106,304
Welltower, Inc.	2,192	173,650
Weyerhaeuser Co.	14,687	439,288
WP Carey, Inc.	1,705	126,511
		10,160,109
Retail — 4.1%
AutoZone, Inc.†	96	255,678
Bath & Body Works, Inc.	3,493	122,604
Best Buy Co., Inc.	3,353	249,866
Big 5 Sporting Goods Corp.	3,500	27,580
BJ's Wholesale Club Holdings, Inc.†	1,750	133,647
Brinker International, Inc.†	1,420	56,686
Burlington Stores, Inc.†	1,956	377,136
Caleres, Inc.	2,470	56,316
Casey's General Stores, Inc.	641	146,674
Chipotle Mexican Grill, Inc.†	636	1,315,006
Citi Trends, Inc.†	1,000	17,260
Costco Wholesale Corp.	2,402	1,208,734
Dollar General Corp.	14,312	3,169,536
Dollar Tree, Inc.†	907	139,415
Five Below, Inc.†	670	132,231
Floor & Decor Holdings, Inc., Class A†	1,733	172,156
Freshpet, Inc.†	571	39,382
GameStop Corp., Class A†	1,288	24,846
Genuine Parts Co.	428	72,037
Group 1 Automotive, Inc.	256	57,467
GrowGeneration Corp.†	4,450	15,219
Home Depot, Inc.	9,493	2,853,026
Jack in the Box, Inc.	736	68,220
Kingfisher PLC	236,480	766,454
Kohl's Corp.	1,320	29,080
La-Z-Boy, Inc.	2,813	80,817
Lowe's Cos., Inc.	1,082	224,872
Lululemon Athletica, Inc.†	2,176	826,728
Macy's, Inc.	1,915	31,291
McDonald's Corp.	9,781	2,892,731
Moncler SpA	10,608	786,476
MSC Industrial Direct Co., Inc., Class A	1,507	136,730

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Next PLC	6,653	$ 564,012
Nordstrom, Inc.	2,100	32,466
ODP Corp.†	1,280	55,309
Ollie's Bargain Outlet Holdings, Inc.†	1,039	67,795
O'Reilly Automotive, Inc.†	374	343,074
Papa John's International, Inc.	960	71,798
Penske Automotive Group, Inc.	486	67,350
PetMed Express, Inc.	2,780	42,729
Qurate Retail, Inc., Series A†	8,570	6,827
RH†	167	42,607
Ross Stores, Inc.	25,539	2,725,777
Signet Jewelers, Ltd.	780	57,392
Starbucks Corp.	2,959	338,184
TJX Cos., Inc.	10,413	820,753
Tractor Supply Co.	1,702	405,757
TravelCenters of America, Inc.†	1,000	86,130
Ulta Beauty, Inc.†	1,317	726,233
Walmart, Inc.	14,380	2,170,949
Welcia Holdings Co., Ltd.	9,900	207,309
Wendy's Co.	2,625	58,012
Wingstop, Inc.	497	99,455
Yum! Brands, Inc.	4,593	645,684
Zalando SE*†	9,787	400,975
		26,522,478
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	11,387	70,599
New York Community Bancorp, Inc.	10,600	113,314
Pacific Premier Bancorp, Inc.	3,887	86,447
TFS Financial Corp.	3,460	41,658
WSFS Financial Corp.	2,504	88,066
		400,084
Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	18,197	1,626,266
Amkor Technology, Inc.	2,986	66,797
Applied Materials, Inc.	11,584	1,309,339
ASML Holding NV (NASDAQ)	2,419	1,540,564
ASML Holding NV (XAMS)	2,720	1,731,868
Broadcom, Inc.	5,033	3,153,174
Cirrus Logic, Inc.†	1,226	105,179
Entegris, Inc.	4,325	324,029
Hamamatsu Photonics KK	9,800	519,500
Impinj, Inc.†	561	49,598
KLA Corp.	3,019	1,166,964
Lam Research Corp.	2,914	1,527,169
Marvell Technology, Inc.	25,173	993,830
MaxLinear, Inc.†	1,580	38,125
Microchip Technology, Inc.	6,830	498,522
Micron Technology, Inc.	10,887	700,687
MKS Instruments, Inc.	954	80,012
Monolithic Power Systems, Inc.	1,923	888,368
NVIDIA Corp.	21,503	5,966,867
NXP Semiconductors NV	7,103	1,163,045
ON Semiconductor Corp.†	4,059	292,086
Power Integrations, Inc.	1,134	82,533
QUALCOMM, Inc.	5,187	605,842
Renesas Electronics Corp.†	26,600	347,546
Samsung Electronics Co., Ltd.	23,242	1,145,096
Taiwan Semiconductor Manufacturing Co., Ltd.	113,000	1,853,143
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,312	$ 279,202
Teradyne, Inc.	933	85,258
Texas Instruments, Inc.	15,518	2,594,610
Tokyo Electron, Ltd.	5,200	593,849
		31,329,068
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	431	86,915
Software — 7.3%
8x8, Inc.†	4,010	11,509
Activision Blizzard, Inc.	2,499	194,197
Adobe, Inc.†	1,198	452,317
Alteryx, Inc., Class A†	820	33,727
Asana, Inc., Class A†	1,040	16,827
Asure Software, Inc.†	5,282	70,462
Atlassian Corp., Class A†	3,668	541,617
Bandwidth, Inc., Class A†	1,220	14,847
Bill.com Holdings, Inc.†	3,864	296,794
Black Knight, Inc.†	1,430	78,135
Broadridge Financial Solutions, Inc.	6,506	946,037
Cadence Design Systems, Inc.†	1,516	317,526
CareCloud, Inc.†	9,500	31,065
Cerence, Inc.†	693	17,706
Cloudflare, Inc., Class A†	2,280	107,274
Concentrix Corp.	414	39,955
Confluent, Inc., Class A†	6,000	132,000
Consensus Cloud Solutions, Inc.†	846	31,581
CSG Systems International, Inc.	1,610	84,815
Datadog, Inc., Class A†	3,640	245,263
Descartes Systems Group, Inc.†	1,159	91,770
DocuSign, Inc.†	4,725	233,604
Dropbox, Inc., Class A†	2,500	50,850
Dynatrace, Inc.†	2,327	98,386
Envestnet, Inc.†	1,270	80,493
Everbridge, Inc.†	1,270	33,376
Evolent Health, Inc., Class A†	1,980	72,092
Fidelity National Information Services, Inc.	12,618	740,929
Fiserv, Inc.†	19,470	2,377,676
Five9, Inc.†	730	47,333
HashiCorp, Inc., Class A†	2,868	76,891
HubSpot, Inc.†	510	214,684
Intuit, Inc.	3,933	1,746,055
LivePerson, Inc.†	2,450	11,344
Manhattan Associates, Inc.†	640	106,035
Microsoft Corp.	80,627	24,773,452
MicroStrategy, Inc., Class A†	64	21,016
MongoDB, Inc.†	2,713	651,011
MSCI, Inc.	511	246,532
Palantir Technologies, Inc., Class A†	11,200	86,800
Paycom Software, Inc.†	277	80,432
Phreesia, Inc.†	1,350	42,714
Playtika Holding Corp.†	2,100	21,000
Procore Technologies, Inc.†	1,636	87,379
Qualtrics International, Inc., Class A†	2,700	48,411
RingCentral, Inc., Class A†	471	12,981
ROBLOX Corp., Class A†	2,700	96,120
Roper Technologies, Inc.	5,734	2,607,709
Salesforce, Inc.†	5,414	1,073,975
SAP SE	8,726	1,182,027
SentinelOne, Inc., Class A†	6,786	109,051

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	4,697	$ 2,157,896
Smartsheet, Inc., Class A†	1,590	64,983
Snowflake, Inc., Class A†	3,332	493,403
Splunk, Inc.†	1,390	119,874
SS&C Technologies Holdings, Inc.	3,099	181,415
Synopsys, Inc.†	3,754	1,393,935
Teradata Corp.†	1,260	48,775
Twilio, Inc., Class A†	1,291	67,920
Unity Software, Inc.†	1,366	36,841
Upland Software, Inc.†	8,170	29,984
Veeva Systems, Inc., Class A†	2,215	396,662
Verb Technology Co., Inc.†	1,460	3,022
Veritone, Inc.†	2,586	12,309
VMware, Inc., Class A†	1,339	167,415
Workday, Inc., Class A†	1,519	282,747
Workiva, Inc.†	950	88,749
Yext, Inc.†	4,910	43,110
Zoom Video Communications, Inc., Class A†	1,932	118,683
ZoomInfo Technologies, Inc.†	2,210	48,421
		46,541,926
Telecommunications — 1.2%
Arista Networks, Inc.†	1,485	237,838
AT&T, Inc.	10,160	179,527
Ciena Corp.†	1,680	77,347
Cisco Systems, Inc.	2,914	137,686
Globalstar, Inc.†	17,900	16,217
Gogo, Inc.†	1,650	22,127
Infinera Corp.†	7,150	45,259
KT Corp.	17,138	384,927
Maxar Technologies, Inc.	1,130	59,574
Nippon Telegraph & Telephone Corp.	63,600	1,939,633
Telefonaktiebolaget LM Ericsson, Class B	120,830	667,308
Telephone & Data Systems, Inc.	4,300	43,000
T-Mobile US, Inc.†	16,334	2,350,463
Ubiquiti, Inc.	178	41,394
Verizon Communications, Inc.	19,613	761,573
Viavi Solutions, Inc.†	7,940	71,142
Vodafone Group PLC ADR	44,127	527,318
		7,562,333
Textiles — 0.0%
UniFirst Corp.	416	68,091
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,496	98,928
Transportation — 1.2%
Canadian Pacific Kansas City, Ltd.	1,254	98,865
Central Japan Railway Co.	3,100	383,719
CryoPort, Inc.†	1,260	26,510
CSX Corp.	50,416	1,544,746
FedEx Corp.	888	202,269
Hub Group, Inc., Class A†	1,120	84,448
JB Hunt Transport Services, Inc.	3,928	688,539
Knight-Swift Transportation Holdings, Inc.	1,322	74,455
Landstar System, Inc.	640	112,659
Norfolk Southern Corp.	2,964	601,781
Old Dominion Freight Line, Inc.	3,709	1,188,327
RXO, Inc.†	830	15,015
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Saia, Inc.†	1,151	$ 342,733
Union Pacific Corp.	10,378	2,030,975
United Parcel Service, Inc., Class B	2,942	529,001
XPO, Inc.†	830	36,670
		7,960,712
Water — 0.0%
Essential Utilities, Inc.	1,983	84,674
Total Common Stocks (cost $479,827,474)		506,839,578
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	19,357
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	998
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	18,000
Databricks, Inc. Series H†(1)(2)	858	51,480
		69,480
Total Convertible Preferred Stocks (cost $115,442)		89,835
CORPORATE BONDS & NOTES — 5.9%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	49,027
WPP Finance 2010
3.75%, 09/19/2024	125,000	121,987
		171,014
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	215,833
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	24,881
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	41,659
Raytheon Technologies Corp.
4.45%, 11/16/2038	50,000	47,613
		329,986
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	109,609
5.80%, 02/14/2039	60,000	59,240
BAT Capital Corp.
4.39%, 08/15/2037	240,000	195,807
		364,656
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	121,406	105,067
United Airlines Pass-Through Trust
4.15%, 02/25/2033	86,260	79,522
		184,589

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	$ 200,000	$ 189,756
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	158,209
General Motors Co.
4.00%, 04/01/2025	150,000	146,502
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	262,139
Hyundai Capital America
1.30%, 01/08/2026*	80,000	72,293
1.80%, 10/15/2025*	50,000	45,939
2.00%, 06/15/2028*	260,000	221,268
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	166,225
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	202,871
1.10%, 05/11/2026	175,000	159,191
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	193,691
		1,818,084
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	186,614
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	177,394
Bank of America Corp.
2.30%, 07/21/2032	220,000	177,483
2.59%, 04/29/2031	150,000	127,065
2.65%, 03/11/2032	200,000	166,682
2.68%, 06/19/2041	100,000	70,947
3.50%, 04/19/2026	75,000	72,885
4.33%, 03/15/2050	380,000	326,735
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	306,151
Barclays PLC
2.28%, 11/24/2027	200,000	178,739
2.85%, 05/07/2026	225,000	212,026
BNP Paribas SA
2.22%, 06/09/2026*	215,000	200,464
2.87%, 04/19/2032*	200,000	166,787
Citigroup, Inc.
3.11%, 04/08/2026	150,000	144,303
3.89%, 01/10/2028	100,000	96,189
4.65%, 07/23/2048	25,000	23,060
Credit Suisse Group AG
4.19%, 04/01/2031*	250,000	220,717
Danske Bank A/S
1.23%, 06/22/2024*	245,000	243,046
Fifth Third Bancorp
1.63%, 05/05/2023	45,000	44,985
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	129,494
3.80%, 03/15/2030	125,000	117,388
4.41%, 04/23/2039	275,000	247,973
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	67,953
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.52%, 04/22/2031	$ 150,000	$ 128,303
2.96%, 05/13/2031	440,000	381,326
3.38%, 05/01/2023	120,000	120,000
3.78%, 02/01/2028	100,000	95,988
3.90%, 01/23/2049	100,000	81,553
KeyCorp
2.25%, 04/06/2027	95,000	82,839
M&T Bank Corp.
3.55%, 07/26/2023	60,000	59,540
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	195,736
2.19%, 02/25/2025	200,000	189,177
Morgan Stanley
2.19%, 04/28/2026	150,000	141,212
3.13%, 07/27/2026	100,000	95,075
3.59%, 07/22/2028	75,000	71,081
3.62%, 04/01/2031	150,000	137,200
4.10%, 05/22/2023	125,000	124,866
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	188,754
2.38%, 05/21/2023*	200,000	199,616
Royal Bank of Canada
2.30%, 11/03/2031	385,000	318,072
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	118,392
6.50%, 03/09/2029	70,000	70,362
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	262,602
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	196,523
2.61%, 01/12/2028*	200,000	179,298
State Street Corp.
4.86%, 01/26/2026	60,000	59,904
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	55,000	54,825
5.46%, 01/13/2026	200,000	202,102
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	223,421
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	258,715
Truist Financial Corp.
1.95%, 06/05/2030	95,000	76,483
UBS Group AG
1.36%, 01/30/2027*	260,000	229,917
3.18%, 02/11/2043*	200,000	142,661
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	157,776
3.07%, 04/30/2041	510,000	382,565
3.58%, 05/22/2028	85,000	80,435
		8,824,785
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	142,820
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	178,947
JDE Peet's NV
1.38%, 01/15/2027*	260,000	227,414
		549,181
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	211,702

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
5.15%, 03/02/2028	$ 145,000	$ 148,409
Biogen, Inc.
2.25%, 05/01/2030	85,000	72,330
		432,441
Building Materials — 0.0%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	282,945
4.25%, 12/15/2047	50,000	42,400
		325,345
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	155,073
3.25%, 12/01/2027	50,000	48,289
LYB International Finance II BV
3.50%, 03/02/2027	50,000	48,050
		251,412
Commercial Services — 0.2%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	174,042
Georgetown University
4.32%, 04/01/2049	50,000	44,577
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	62,733
Moody's Corp.
2.00%, 08/19/2031	205,000	168,026
Northwestern University
2.64%, 12/01/2050	75,000	53,627
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	101,622
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	44,958
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	82,956
University of Southern California
2.95%, 10/01/2051	400,000	298,630
		1,031,171
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	85,396
1.70%, 08/05/2031	215,000	179,842
2.75%, 01/13/2025	150,000	146,286
2.95%, 09/11/2049	75,000	56,859
3.25%, 02/23/2026	100,000	97,880
3.75%, 09/12/2047	50,000	43,759
		610,022
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	134,497
4.88%, 01/16/2024	150,000	148,771
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	199,533
American Express Co.
4.90%, 02/13/2026	290,000	291,620
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,132
5.25%, 05/15/2024*	75,000	73,951
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.36%, 07/29/2032	$ 190,000	$ 137,163
3.90%, 01/29/2024	125,000	123,454
Synchrony Financial
4.25%, 08/15/2024	275,000	262,431
Western Union Co.
2.85%, 01/10/2025	20,000	19,152
		1,419,704
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	67,126
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	117,125
Alabama Power Co.
3.13%, 07/15/2051	250,000	178,207
Appalachian Power Co.
4.40%, 05/15/2044	50,000	43,383
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	20,532
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	22,638
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	229,438
Duke Energy Corp.
2.65%, 09/01/2026	50,000	46,939
Enel Finance International NV
1.88%, 07/12/2028*	200,000	170,175
Eversource Energy
3.30%, 01/15/2028	30,000	28,364
3.80%, 12/01/2023	20,000	19,786
Exelon Corp.
3.40%, 04/15/2026	125,000	120,720
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,619
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	22,284
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	96,766
Mississippi Power Co.
3.95%, 03/30/2028	30,000	29,014
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	182,667
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	44,091
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	48,122
PacifiCorp
4.13%, 01/15/2049	25,000	21,528
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	46,962
Sempra Energy
3.30%, 04/01/2025	130,000	126,221
Southern Co.
4.40%, 07/01/2046	25,000	21,950
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	33,937
		1,762,594
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	62,715
4.75%, 03/30/2026	25,000	25,136

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Honeywell International, Inc.
1.10%, 03/01/2027	$ 250,000	$ 225,151
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,792
		337,794
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	120,000	99,252
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	262,911
2.50%, 08/15/2024	40,000	38,759
3.38%, 11/15/2027	30,000	28,910
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	119,532
3.20%, 06/01/2032	135,000	120,101
		570,213
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	197,375
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	23,697
		221,072
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	186,718
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	72,331
3.95%, 03/30/2048	115,000	94,558
Southern California Gas Co.
4.13%, 06/01/2048	25,000	20,937
		187,826
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	116,103
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,266
Baxter International, Inc.
1.92%, 02/01/2027	225,000	202,192
PerkinElmer, Inc.
1.90%, 09/15/2028	210,000	180,613
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	115,008
		788,182
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	41,647
2.91%, 01/01/2051	265,000	183,859
Centra Health, Inc.
4.70%, 01/01/2048	45,000	40,698
CommonSpirit Health
2.76%, 10/01/2024	40,000	38,822
2.78%, 10/01/2030	55,000	47,269
3.91%, 10/01/2050	305,000	242,005
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.
4.55%, 03/01/2048	$ 115,000	$ 104,074
HCA, Inc.
4.13%, 06/15/2029	65,000	61,626
4.38%, 03/15/2042*	65,000	54,543
Humana, Inc.
2.15%, 02/03/2032	100,000	81,084
3.70%, 03/23/2029	45,000	42,594
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	70,997
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	100,970
Stanford Health Care
3.80%, 11/15/2048	10,000	8,352
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	30,076
2.90%, 05/15/2050	150,000	107,124
4.63%, 11/15/2041	25,000	24,198
4.75%, 07/15/2045	75,000	73,234
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	45,681
		1,398,853
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	50,722
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	94,237
2.00%, 06/28/2028*	340,000	291,184
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	211,422
3.35%, 05/15/2024	25,000	24,590
CNO Global Funding
2.65%, 01/06/2029*	315,000	275,797
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	50,578
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	53,691
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	374,010
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	25,000	24,946
4.50%, 06/15/2049*	80,000	63,024
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	29,883
3.50%, 06/03/2024	30,000	29,436
New York Life Global Funding
1.10%, 05/05/2023*	20,000	19,993
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	104,296
3.70%, 05/15/2029	25,000	23,728
4.30%, 11/15/2046	25,000	20,692
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	178,590
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	21,175
Willis North America, Inc.
4.50%, 09/15/2028	50,000	48,693
		1,990,687

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	$ 275,000	$ 269,131
4.95%, 12/05/2044	65,000	67,270
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	114,973
		451,374
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	44,115
3.95%, 05/01/2028	35,000	34,103
		78,218
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	252,461
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	134,212
4.15%, 09/15/2027	150,000	149,995
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	246,865
		531,072
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	107,815
3.75%, 02/15/2028	125,000	116,395
4.50%, 02/01/2024	25,000	24,709
Comcast Corp.
1.95%, 01/15/2031	70,000	58,588
2.65%, 02/01/2030	30,000	26,858
3.90%, 03/01/2038	240,000	216,133
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	186,875
		737,373
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	167,652
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	180,573
		348,225
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	79,721
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	75,000	72,596
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	61,526
6.25%, 03/15/2038	25,000	26,659
Chevron Corp.
2.00%, 05/11/2027	40,000	37,120
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	86,499
Hess Corp.
4.30%, 04/01/2027	125,000	122,730
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/2027	$ 25,000	$ 24,413
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	50,171
5.10%, 03/29/2026	55,000	55,546
Shell International Finance BV
3.25%, 05/11/2025	325,000	317,330
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	149,941
2.99%, 06/29/2041	105,000	82,376
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,484
4.50%, 03/04/2029*	55,000	53,348
		1,163,739
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,207
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	96,423
4.70%, 05/14/2045	125,000	117,266
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	196,080
4.88%, 03/03/2028	200,000	206,493
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	31,972
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	81,648
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,274
3.75%, 09/15/2025	125,000	121,934
Cigna Corp.
3.00%, 07/15/2023	125,000	124,322
3.25%, 04/15/2025	50,000	48,529
3.75%, 07/15/2023	13,000	12,952
3.88%, 10/15/2047	50,000	40,404
4.80%, 07/15/2046	25,000	23,100
CVS Health Corp.
1.88%, 02/28/2031	60,000	48,868
2.70%, 08/21/2040	330,000	236,373
3.88%, 07/20/2025	50,000	49,196
5.05%, 03/25/2048	100,000	93,352
McKesson Corp.
5.25%, 02/15/2026	310,000	310,130
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	192,277
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	20,000	19,792
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	187,058
		2,276,443
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	48,298
4.95%, 12/15/2024	50,000	49,633
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,767
3.70%, 01/15/2039*	15,000	12,698

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enbridge Energy Partners LP
7.38%, 10/15/2045	$ 45,000	$ 53,420
Enbridge, Inc.
4.00%, 10/01/2023	125,000	124,243
5.50%, 12/01/2046	113,000	110,001
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,120
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	49,193
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	56,537
MPLX LP
5.65%, 03/01/2053	150,000	143,538
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,548
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,208
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	301,717
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,627
		1,068,548
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	83,014
American Tower Corp.
1.45%, 09/15/2026	315,000	281,169
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	40,672
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	134,744
2.90%, 03/15/2027	70,000	65,297
Essex Portfolio LP
4.00%, 03/01/2029	90,000	85,438
4.50%, 03/15/2048	15,000	12,606
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	50,295
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	65,025
Healthpeak Properties, Inc.
2.88%, 01/15/2031	125,000	108,271
Kilroy Realty LP
3.45%, 12/15/2024	30,000	28,645
Life Storage LP
4.00%, 06/15/2029	40,000	37,452
National Retail Properties, Inc.
4.80%, 10/15/2048	50,000	42,269
Prologis LP
2.13%, 04/15/2027	115,000	105,700
4.00%, 09/15/2028	70,000	68,276
Public Storage
1.95%, 11/09/2028	135,000	118,567
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,400
3.10%, 12/15/2029	70,000	63,768
3.95%, 08/15/2027	25,000	24,108
4.63%, 11/01/2025	60,000	59,356
Simon Property Group LP
2.65%, 02/01/2032	285,000	236,500
Security Description	Shares or Principal Amount	Value

REITS (continued)
3.80%, 07/15/2050	$ 100,000	$ 75,088
WP Carey, Inc.
3.85%, 07/15/2029	90,000	83,611
		1,892,271
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	84,226
3.13%, 04/18/2024 to 04/21/2026	115,000	111,547
Carvana Co.
10.25%, 05/01/2030*	188,000	103,086
Dollar General Corp.
4.63%, 11/01/2027	240,000	241,101
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	293,160
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,243
3.90%, 06/01/2029	95,000	91,805
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	48,688
Walmart, Inc.
3.30%, 04/22/2024	150,000	147,738
		1,145,594
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,370
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	28,093
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	29,743
		67,206
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,372
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,462
4.20%, 11/03/2035	250,000	254,769
Oracle Corp.
2.40%, 09/15/2023	125,000	123,633
5.55%, 02/06/2053	65,000	62,448
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	140,315
2.00%, 06/30/2030	30,000	24,856
2.95%, 09/15/2029	120,000	108,382
3.80%, 12/15/2026	25,000	24,332
Salesforce, Inc.
2.70%, 07/15/2041	395,000	295,424
VMware, Inc.
1.40%, 08/15/2026	205,000	183,054
		1,275,047
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	178,536
AT&T, Inc.
1.65%, 02/01/2028	125,000	109,645
2.25%, 02/01/2032	280,000	228,765
3.50%, 06/01/2041	130,000	102,425
3.80%, 12/01/2057	64,000	47,012

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 113,000	$ 91,187
2.65%, 11/20/2040	490,000	347,749
2.99%, 10/30/2056	35,000	22,630
3.15%, 03/22/2030	150,000	135,686
Vodafone Group PLC
4.88%, 06/19/2049	60,000	53,834
		1,317,469
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	43,550
3.55%, 11/19/2026	310,000	293,246
		336,796
Transportation — 0.0%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	44,524
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	91,309
2.88%, 11/15/2029	70,000	63,947
3.50%, 05/01/2050	110,000	85,411
CSX Corp.
4.30%, 03/01/2048	25,000	22,179
		307,370
Trucking & Leasing — 0.0%
GATX Corp.
4.35%, 02/15/2024	60,000	59,390
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	205,164
		264,554
Total Corporate Bonds & Notes (cost $43,143,394)		37,684,883
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	126,619
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	93,528
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	101,752
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	123,802
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	59,405	57,963
Series 2021-4A, Class C 1.46%, 10/15/2027	200,000	190,938
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	77,699
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	91,450
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	126,196
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	$ 50,000	$ 50,160
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	156,729
World Omni Select Auto Trust
Series 2019-A, Class B 2.17%, 12/15/2025	2,043	2,040
		1,198,876
Other Asset Backed Securities — 0.3%
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	78,602
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	118,200	97,444
Series 2020-2A, Class A2 3.24%, 01/20/2051*	92,863	79,884
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.04%, (3 ML+1.12%), 05/20/2034*	250,000	245,193
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	50,166
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	48,802	44,497
Series 2019-2A, Class A 2.22%, 10/20/2038*	91,211	85,367
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	43,047	37,781
Series 2019-GA, Class A 2.40%, 10/15/2068*	21,192	19,750
Series 2019-FA, Class A2 2.60%, 08/15/2068*	38,904	36,109
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	157,597	142,001
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	91,918	91,894
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.41%, (3 ML+1.15%), 07/15/2034*	255,000	250,040
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	113,275	93,585
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.50%, 06/20/2035*	13,403	13,275
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	97,750	86,408
Series 2020-A, Class A2A 2.23%, 09/15/2037*	63,261	58,753

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2016-A, Class A2A 2.70%, 05/15/2031*	$ 14,904	$ 14,479
Series 2017-A, Class A2A 2.88%, 09/15/2034*	25,044	24,032
		1,549,260
Total Asset Backed Securities (cost $2,940,987)		2,748,136
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Commercial and Residential — 0.4%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	56,067	46,929
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	63,031	53,157
Series 2021-1, Class A2 1.12%, 01/25/2066*(3)	18,139	15,041
Series 2020-6, Class M1 2.81%, 05/25/2065*(3)	70,000	54,630
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(3)	82,153	70,272
BFLD Trust FRS
Series 2019-DPLO, Class C 6.54%, (TSFR1M+1.65%), 10/15/2034*	55,000	54,029
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.23%, (TSFR1M+1.34%), 02/15/2039*	260,000	252,074
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	118,265
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(3)	100,000	89,340
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(3)	75,000	62,748
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(3)	17,895	16,299
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(3)	48,518	41,574
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.25%, (1 ML+1.30%), 11/15/2037*	98,299	95,864
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(3)	13,013	12,135
Series 2022-3, Class A1 3.90%, 02/25/2067*(3)	143,685	134,532
Connecticut Avenue Securities Trust FRS
Series 2023-R02, Class 1M1 7.12%, (SOFR30A+2.30%), 01/25/2043*	63,130	63,411
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(3)	53,239	45,915
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	$ 61,277	$ 49,715
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	94,845
Great Wolf Trust FRS
Series 2019-WOLF, Class C 6.64%, (TSFR1M+1.75), 12/15/2036*	30,000	29,282
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(3)	33,271	28,542
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.68%, (1 ML+0.83%), 08/25/2050*	5,353	4,903
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(3)	4,114	3,780
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(3)	11,094	9,887
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(3)	12,103	10,699
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(3)	20,339	18,326
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.11%, (TSFR1M+1.21%), 04/15/2038*	205,000	198,719
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	52,913
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(3)	78,321	62,031
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(3)	138,381	114,319
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 6.94%, (1 ML+2.00%), 11/15/2038*	215,000	184,638
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.12%, (1 ML+1.10%), 10/25/2059*	11,530	11,193
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(3)	166,320	138,809
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(3)	1,388	1,348
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(3)	26,437	23,374
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(3)	82,633	78,435
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	217,391	186,020
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(3)	18,493	17,646
		2,545,639

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(3)	$ 405,000	$ 390,951
Series K-156, Class A2 4.43%, 02/25/2033(3)	315,000	321,214
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 5.62%, (SOFR30A+0.80%), 08/25/2033*	28	28
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.67%, (SOFR30A+0.85%), 11/25/2041*	122,802	121,240
Series 2021-DNA6, Class M2 6.32%, (SOFR30A+1.50%), 10/25/2041*	100,000	96,313
Series 2022-DNA3, Class M1A 6.82%, (SOFR30A+2.00%), 04/25/2042*	148,372	148,835
Series 2021-DNA3, Class M2 6.92%, (SOFR30A+2.10%), 10/25/2033*	50,000	48,692
Series 2022-HQA1, Class M1A 6.92%, (SOFR30A+2.10%), 03/25/2042*	124,058	124,059
Series 2023-DNA1, Class M1A 6.92%, (SOFR30A+2.10%), 03/25/2043*	34,011	34,096
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 5.82%, (SOFR30A+1.00%), 12/25/2041*	35,642	35,375
		1,320,803
Total Collateralized Mortgage Obligations (cost $4,211,925)		3,866,442
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.4%
U.S. Government — 10.4%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,669,600	1,116,222
1.25%, 05/15/2050	32,200	18,770
1.38%, 11/15/2040 to 08/15/2050	1,308,000	820,397
1.63%, 11/15/2050	340,000	218,516
1.75%, 08/15/2041	575,000	418,245
1.88%, 02/15/2041 to 11/15/2051	7,350,000	5,332,363
2.00%, 11/15/2041 to 08/15/2051	3,496,000	2,505,627
2.25%, 05/15/2041 to 02/15/2052	2,487,000	1,877,376
2.38%, 02/15/2042 to 05/15/2051	1,226,000	957,668
2.75%, 08/15/2047(4)	380,000	316,380
2.88%, 05/15/2049 to 05/15/2052	695,000	594,815
3.00%, 08/15/2048 to 08/15/2052	1,440,500	1,263,548
3.13%, 11/15/2041 to 05/15/2048	365,500	332,949
3.25%, 05/15/2042	515,000	476,878
3.38%, 08/15/2042 to 11/15/2048	1,067,500	1,005,126
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.63%, 02/15/2053	$ 1,990,000	$ 1,973,209
3.88%, 08/15/2040 to 02/15/2043	3,325,000	3,372,214
4.00%, 11/15/2042 to 11/15/2052	2,640,000	2,745,844
United States Treasury Notes
0.13%, 08/31/2023	3,025,000	2,975,962
0.25%, 05/31/2025 to 08/31/2025	4,585,000	4,222,541
0.38%, 04/30/2025 to 01/31/2026	5,065,000	4,630,035
0.63%, 05/15/2030	175,000	144,355
0.75%, 03/31/2026 to 08/31/2026	5,750,000	5,225,900
0.88%, 06/30/2026	2,075,000	1,902,516
1.25%, 08/15/2031	2,725,000	2,304,328
1.50%, 10/31/2024	80,000	76,675
1.88%, 02/28/2027	3,770,000	3,536,142
2.75%, 08/31/2023 to 08/15/2032	4,840,000	4,684,942
2.88%, 05/15/2032	460,000	440,270
3.00%, 07/31/2024	335,000	328,601
3.50%, 02/15/2033	505,000	507,999
4.00%, 02/29/2028	1,975,000	2,018,512
4.13%, 09/30/2027 to 11/15/2032	8,050,000	8,257,954
		66,602,879
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
2.50%, 12/20/2051	13,514	11,939
3.00%, 06/20/2032 to 04/20/2051	32,029	29,562
3.50%, 09/20/2049 to 10/20/2052	38,871	36,591
4.50%, 02/20/2046 to 08/20/2047	6,905	6,915
5.00%, 12/20/2048	4,354	4,391
5.00%, May 30 TBA	50,000	49,799
5.50%, 03/20/2049	965	987
5.50%, May 30 TBA	50,000	50,348
6.00%, May 30 TBA	25,000	25,396
		215,928
Total U.S. Government & Agency Obligations (cost $73,621,231)		66,818,807
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional(State/Province) — 0.0%
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	84,166
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,679
		108,845
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	295,408
United Mexican States
2.66%, 05/24/2031	200,000	168,834
3.50%, 02/12/2034	230,000	197,531
		661,773
Total Foreign Government Obligations (cost $889,991)		770,618
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
2.57%, 04/01/2031	250,000	228,249
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	261,417

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	$ 200,000	$ 157,701
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	78,024
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	58,509
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	30,000	25,595
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	255,000	286,600
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	271,441
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	178,430
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	26,954
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	50,691
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	233,437
2.99%, 11/01/2038	60,000	51,057
3.09%, 11/01/2040	135,000	109,474
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	23,936
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	119,677
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	60,396
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	24,580
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	104,718
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	58,273
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	133,027
Security Description	Shares or Principal Amount	Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	$ 265,000	$ 177,038
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	10,137
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	55,150
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	33,112
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	46,000	51,522
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	97,690
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	166,022
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	54,195
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	130,592
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,564
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	65,187
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	106,665
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	97,005
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	22,090
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	104,910
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,423

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	$ 100,000	$ 84,822
Total Municipal Securities (cost $4,693,609)		3,827,310
Total Long-Term Investment Securities (cost $609,444,053)		622,645,609
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(5)	13,777,667	13,777,667
T. Rowe Price Treasury Reserve Fund 4.83%(5)	106	106
Total Short-Term Investments (cost $13,777,773)		13,777,773
TOTAL INVESTMENTS (cost $623,221,826)	99.3%	636,423,382
Other assets less liabilities	0.7	4,319,672
NET ASSETS	100.0%	$640,743,054
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $16,113,870 representing 2.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	2,514	$9,582	$5,103	$2.03	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$20,953	$498.88	0.0%
Gusto, Inc.	10/04/2021	775	22,311	14,593	18.83	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	998	498.88	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	18,000	60.00	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	51,480	60.00	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,357	18.83	0.0
				$130,484		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of April 30, 2023.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American Investment Grade Index	0.7309%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2027	$(179)	$22,757	$22,578
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
58	Long	U.S. Treasury 5 Year Notes	June 2023	$6,288,951	$6,365,047	$76,096
1	Long	U.S. Treasury Ultra Bonds	June 2023	140,970	141,406	436
1	Short	U.S. Treasury 10 Year Notes	June 2023	115,305	115,203	102
						$76,634
						Unrealized (Depreciation)
1	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	$120,811	$121,453	$ (642)
		Net Unrealized Appreciation (Depreciation)				$75,992
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$254,915	$803,068	$—	$1,057,983
Aerospace/Defense	5,065,498	672,950	—	5,738,448
Agriculture	4,535,021	719,428	—	5,254,449
Apparel	2,441,763	1,151,526	—	3,593,289
Auto Manufacturers	3,657,678	2,688,571	—	6,346,249
Auto Parts & Equipment	1,545,125	1,477,993	—	3,023,118
Banks	20,343,817	8,232,552	—	28,576,369
Beverages	7,333,984	2,584,669	—	9,918,653
Biotechnology	5,109,396	310,963	0	5,420,359
Chemicals	7,576,922	3,892,379	—	11,469,301
Commercial Services	7,644,132	2,803,955	14,593	10,462,680
Computer Graphics	—	—	20,953	20,953

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Computers	$24,880,014	$1,315,173	$—	$26,195,187
Cosmetics/Personal Care	3,484,223	2,875,298	—	6,359,521
Distribution/Wholesale	678,952	1,620,051	—	2,299,003
Diversified Financial Services	15,798,014	936,537	5,103	16,739,654
Electric	11,210,628	2,309,279	—	13,519,907
Electrical Components & Equipment	1,296,949	2,235,778	—	3,532,727
Electronics	7,427,069	1,693,119	—	9,120,188
Engineering & Construction	435,138	579,400	—	1,014,538
Food	5,317,123	5,279,620	—	10,596,743
Food Service	75,993	1,003,561	—	1,079,554
Gas	760,042	215,715	—	975,757
Healthcare-Products	17,179,194	3,041,693	—	20,220,887
Healthcare-Services	15,942,703	693,510	—	16,636,213
Home Builders	517,037	343,538	—	860,575
Home Furnishings	49,020	1,584,754	—	1,633,774
Insurance	22,272,564	7,991,569	—	30,264,133
Internet	30,025,746	1,610,183	—	31,635,929
Investment Companies	—	575,244	—	575,244
Machinery-Construction & Mining	269,469	871,591	—	1,141,060
Machinery-Diversified	2,386,698	1,225,278	—	3,611,976
Mining	180,628	3,425,411	—	3,606,039
Miscellaneous Manufacturing	6,756,923	3,143,599	—	9,900,522
Oil & Gas	12,324,982	3,773,727	—	16,098,709
Packaging & Containers	1,193,539	736,809	—	1,930,348
Pharmaceuticals	29,067,835	7,937,671	—	37,005,506
Private Equity	1,442,416	284,425	—	1,726,841
Real Estate	134,192	778,756	—	912,948
REITS	9,417,295	742,814	—	10,160,109
Retail	23,797,252	2,725,226	—	26,522,478
Semiconductors	25,138,066	6,191,002	—	31,329,068
Software	45,359,899	1,182,027	—	46,541,926
Telecommunications	4,570,465	2,991,868	—	7,562,333
Transportation	7,576,993	383,719	—	7,960,712
Other Industries	16,687,618	—	—	16,687,618
Convertible Preferred Stocks	—	—	89,835	89,835
Corporate Bonds & Notes	—	37,684,883	—	37,684,883
Asset Backed Securities	—	2,748,136	—	2,748,136
Collateralized Mortgage Obligations	—	3,866,442	—	3,866,442
U.S. Government & Agency Obligations	—	66,818,807	—	66,818,807
Foreign Government Obligations	—	770,618	—	770,618
Municipal Securities	—	3,827,310	—	3,827,310
Short-Term Investments	13,777,773	—	—	13,777,773
Total Investments at Value	$422,940,703	$213,352,195	$130,484	$636,423,382
Other Financial Instruments:†
Swaps	$—	$22,757	$—	$22,757
Futures Contracts	76,634	—	—	76,634
Total Other Financial Instruments	$76,634	$22,757	$—	$99,391
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$642	$—	$—	$642
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.2%
Advertising — 0.1%
Stroeer SE & Co. KGaA	990	$ 54,238
WPP PLC	152,912	1,774,833
		1,829,071
Aerospace/Defense — 0.6%
Boeing Co.†	2,343	484,486
General Dynamics Corp.	2,250	491,265
L3Harris Technologies, Inc.	14,609	2,850,946
Northrop Grumman Corp.	2,459	1,134,263
Raytheon Technologies Corp.	6,027	602,097
Safran SA	9,832	1,529,814
TransDigm Group, Inc.	1,315	1,005,975
		8,098,846
Agriculture — 0.6%
Altria Group, Inc.	9,051	430,013
Darling Ingredients, Inc.†	5,034	299,875
Philip Morris International, Inc.	57,040	5,702,289
Wilmar International, Ltd.	553,700	1,635,924
		8,068,101
Airlines — 0.0%
Southwest Airlines Co.	7,605	230,355
United Airlines Holdings, Inc.†	721	31,580
		261,935
Apparel — 0.4%
Dr. Martens PLC	135,801	284,187
Kering SA	2,435	1,558,473
NIKE, Inc., Class B	22,604	2,864,379
Samsonite International SA*†	253,500	803,576
		5,510,615
Auto Manufacturers — 0.8%
Cummins, Inc.	3,904	917,596
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	12,455	1,557,333
General Motors Co.	19,034	628,883
Honda Motor Co., Ltd.	20,800	552,345
PACCAR, Inc.	3,536	264,104
Suzuki Motor Corp.	26,300	914,442
Tesla, Inc.†	30,674	5,040,045
Toyota Motor Corp.	177,000	2,430,424
		12,305,172
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,660	170,747
Autoliv, Inc. SDR	13,156	1,127,045
Denso Corp.	25,400	1,532,790
Dowlais Group PLC†	268,825	447,984
Magna International, Inc.	33,742	1,759,983
Stanley Electric Co., Ltd.	33,000	743,420
		5,781,969
Banks — 3.3%
ANZ Group Holdings, Ltd.	66,822	1,081,033
Bank of America Corp.	170,853	5,002,576
BNP Paribas SA	24,830	1,607,548
Citigroup, Inc.	11,878	559,097
DBS Group Holdings, Ltd.	44,000	1,091,271
DNB Bank ASA	136,483	2,400,471
East West Bancorp, Inc.	3,285	169,802
Erste Group Bank AG	18,077	659,324
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp	17,136	$ 448,963
Goldman Sachs Group, Inc.	3,935	1,351,436
Huntington Bancshares, Inc.	31,277	350,302
ING Groep NV	222,271	2,760,164
Intesa Sanpaolo SpA	210,472	553,427
JPMorgan Chase & Co.	52,328	7,233,823
Lloyds Banking Group PLC	1,981,438	1,203,321
Macquarie Group, Ltd.	9,793	1,190,358
Mitsubishi UFJ Financial Group, Inc.	262,600	1,656,512
Morgan Stanley	21,468	1,931,476
National Bank of Canada	31,616	2,357,578
PNC Financial Services Group, Inc.	14,338	1,867,524
Regions Financial Corp.	3,106	56,716
Standard Chartered PLC	91,988	727,494
State Street Corp.	2,146	155,070
Sumitomo Mitsui Trust Holdings, Inc.	22,900	826,411
Svenska Handelsbanken AB, Class A	156,198	1,381,630
Truist Financial Corp.	2,512	81,841
United Overseas Bank, Ltd.	91,700	1,948,682
US Bancorp	59,651	2,044,836
Wells Fargo & Co.	110,026	4,373,533
Western Alliance Bancorp	1,907	70,788
		47,143,007
Beverages — 0.9%
Coca-Cola Co.	37,204	2,386,637
Constellation Brands, Inc., Class A	3,188	731,550
Diageo PLC	49,209	2,247,986
Heineken NV	15,601	1,790,701
Keurig Dr Pepper, Inc.	39,050	1,276,935
Kirin Holdings Co., Ltd.	51,000	829,176
Monster Beverage Corp.†	10,532	589,792
PepsiCo, Inc.	15,751	3,006,708
		12,859,485
Biotechnology — 0.4%
Amgen, Inc.	8,859	2,123,857
Biogen, Inc.†	1,301	395,803
Genmab A/S†	1,737	713,530
Gilead Sciences, Inc.	5,018	412,530
Illumina, Inc.†	494	101,547
Moderna, Inc.†	1,132	150,431
Regeneron Pharmaceuticals, Inc.†	1,531	1,227,540
Vertex Pharmaceuticals, Inc.†	2,567	874,654
		5,999,892
Building Materials — 0.2%
Carrier Global Corp.	31,386	1,312,562
Johnson Controls International PLC	2,633	157,559
Katitas Co., Ltd.	5,400	105,619
Martin Marietta Materials, Inc.	144	52,301
Trane Technologies PLC	912	169,459
Vulcan Materials Co.	2,395	419,412
West Fraser Timber Co., Ltd. (NASDAQ)	2,231	161,457
West Fraser Timber Co., Ltd. (TSX)	373	26,980
		2,405,349
Chemicals — 1.3%
Air Liquide SA	11,911	2,143,541
Air Products & Chemicals, Inc.	1,776	522,783
Akzo Nobel NV	18,560	1,544,120

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Asahi Kasei Corp.	125,200	$ 886,203
BASF SE	21,933	1,132,467
CF Industries Holdings, Inc.	5,810	415,880
Covestro AG*	25,685	1,126,181
Eastman Chemical Co.	1,993	167,950
FMC Corp.	2,531	312,781
Johnson Matthey PLC	44,981	1,110,775
Linde PLC	8,819	3,258,180
Nutrien, Ltd.	32,683	2,268,200
RPM International, Inc.	3,743	307,038
Sherwin-Williams Co.	7,212	1,713,138
Tosoh Corp.	12,200	163,012
Umicore SA	35,803	1,177,281
		18,249,530
Coal — 0.0%
Teck Resources, Ltd., Class B	6,635	309,191
Commercial Services — 1.0%
Adyen NV*†	800	1,281,149
Affirm Holdings, Inc.†	10,028	98,876
Amadeus IT Group SA†	17,681	1,243,941
Ashtead Group PLC	24,633	1,418,682
Block, Inc.†	5,023	305,348
Cintas Corp.	1,250	569,713
CoStar Group, Inc.†	3,914	301,182
Element Fleet Management Corp.	140,032	1,831,470
FleetCor Technologies, Inc.†	6,882	1,472,197
Global Payments, Inc.	5,624	633,881
Gusto, Inc.†(1)(2)	2,300	43,309
MarketAxess Holdings, Inc.	473	150,589
Moody's Corp.	1,418	444,004
Quanta Services, Inc.	536	90,927
Recruit Holdings Co., Ltd.	42,800	1,206,583
S&P Global, Inc.	5,034	1,825,228
Service Corp. International	8,348	585,946
TechnoPro Holdings, Inc.	47,000	1,282,440
TransUnion	2,365	162,736
United Rentals, Inc.	148	53,444
WillScot Mobile Mini Holdings Corp.†	987	44,810
		15,046,455
Computer Graphics — 0.0%
Canva, Inc.(2)	120	59,866
Computers — 2.9%
Accenture PLC, Class A	9,322	2,612,863
Apple, Inc.	203,615	34,549,393
Cognizant Technology Solutions Corp., Class A	1,980	118,226
Crowdstrike Holdings, Inc., Class A†	1,999	239,980
Fortinet, Inc.†	10,763	678,607
NTT Data Corp.	134,600	1,828,204
Pure Storage, Inc., Class A†	15,550	355,007
Teleperformance	5,882	1,171,936
Western Digital Corp.†	6,596	227,166
		41,781,382
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	5,407	431,479
Estee Lauder Cos., Inc., Class A	2,101	518,359
L'Oreal SA	5,208	2,485,614
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	33,166	$ 5,186,499
Unilever PLC	75,522	4,206,409
		12,828,360
Distribution/Wholesale — 0.3%
Bunzl PLC	25,244	1,005,320
Copart, Inc.†	2,617	206,874
Mitsubishi Corp.	35,600	1,320,842
Sumitomo Corp.	77,900	1,397,106
Toromont Industries, Ltd.	2,773	224,075
		4,154,217
Diversified Financial Services — 1.8%
American Express Co.	14,894	2,402,998
ANT International Co., Ltd. Class C†(1)(2)	84,481	171,496
Apollo Global Management, Inc.	5,459	346,046
BlackRock, Inc.	129	86,585
Capital One Financial Corp.	1,022	99,441
Cboe Global Markets, Inc.	2,106	294,208
Charles Schwab Corp.	34,203	1,786,765
CME Group, Inc.	1,391	258,406
Discover Financial Services	1,399	144,755
Housing Development Finance Corp., Ltd.	36,780	1,248,819
Intercontinental Exchange, Inc.	5,341	581,795
Julius Baer Group, Ltd.	21,755	1,558,818
Mastercard, Inc., Class A	19,080	7,250,972
Mitsubishi HC Capital, Inc.	118,200	613,675
Visa, Inc., Class A	38,540	8,969,414
XP, Inc., Class A†	29,086	415,639
		26,229,832
Electric — 1.6%
Ameren Corp.	13,684	1,217,466
American Electric Power Co., Inc.	12,834	1,186,118
CMS Energy Corp.	7,982	496,959
Dominion Energy, Inc.	16,598	948,410
DTE Energy Co.	8,969	1,008,205
Electric Power Development Co., Ltd.	48,400	774,473
Engie SA	175,239	2,806,044
Entergy Corp.	4,015	431,934
Evergy, Inc.	16,703	1,037,423
FirstEnergy Corp.	22,872	910,306
Iberdrola SA	2,636	34,198
National Grid PLC	123,469	1,771,065
NextEra Energy, Inc.	14,907	1,142,323
PG&E Corp.†	60,632	1,037,414
Sempra Energy	8,305	1,291,345
Southern Co.	87,645	6,446,290
WEC Energy Group, Inc.	972	93,477
Xcel Energy, Inc.	1,135	79,348
		22,712,798
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	12,340	1,702,056
Emerson Electric Co.	979	81,512
Legrand SA	19,368	1,832,394
Prysmian SpA	47,325	1,934,209
Schneider Electric SE	516	90,150
		5,640,321

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.7%
ABB, Ltd.	69,645	$ 2,513,776
Agilent Technologies, Inc.	5,288	716,154
Amphenol Corp., Class A	151	11,396
Honeywell International, Inc.	13,849	2,767,584
Hubbell, Inc.	3,344	900,606
Murata Manufacturing Co., Ltd.	24,500	1,426,224
TE Connectivity, Ltd.	10,472	1,281,459
Trimble, Inc.†	5,332	251,137
		9,868,336
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	546	89,653
First Solar, Inc.†	395	72,119
Shoals Technologies Group, Inc., Class A†	2,621	54,753
SolarEdge Technologies, Inc.†	907	259,066
		475,591
Engineering & Construction — 0.1%
Cellnex Telecom SA*	1,772	74,655
Worley, Ltd.	132,050	1,316,772
		1,391,427
Environmental Control — 0.0%
Republic Services, Inc.	1,428	206,517
Waste Connections, Inc.	3,184	443,054
		649,571
Food — 1.3%
Bakkafrost P/F	1,807	131,700
Barry Callebaut AG	527	1,124,652
Conagra Brands, Inc.	3,269	124,091
General Mills, Inc.	3,972	352,039
Kraft Heinz Co.	47,556	1,867,524
Mondelez International, Inc., Class A	59,307	4,550,033
Nestle SA	60,656	7,776,760
Seven & i Holdings Co., Ltd.	50,800	2,300,735
Sysco Corp.	4,172	320,159
		18,547,693
Food Service — 0.2%
Compass Group PLC	88,621	2,336,011
Forest Products & Paper — 0.0%
UPM-Kymmene Oyj	2,459	78,409
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	132,500	549,658
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	6,576	567,772
Healthcare-Products — 2.0%
Abbott Laboratories	5,607	619,405
Alcon, Inc.	13,710	997,472
Align Technology, Inc.†	815	265,119
Baxter International, Inc.	8,210	391,453
Boston Scientific Corp.†	2,739	142,757
Danaher Corp.	18,455	4,372,174
DENTSPLY SIRONA, Inc.	4,246	178,035
Elekta AB, Series B	116,953	984,331
EssilorLuxottica SA	8,313	1,643,284
GE HealthCare Technologies, Inc.†	21,258	1,729,126
Intuitive Surgical, Inc.†	13,838	4,168,282
Koninklijke Philips NV	64,502	1,363,362
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic PLC	13,188	$ 1,199,449
Siemens Healthineers AG*	34,523	2,147,154
STERIS PLC	2,094	394,824
Stryker Corp.	7,328	2,195,835
Teleflex, Inc.	2,021	550,763
Thermo Fisher Scientific, Inc.	9,180	5,093,982
West Pharmaceutical Services, Inc.	396	143,051
Zimmer Biomet Holdings, Inc.	3,402	470,973
		29,050,831
Healthcare-Services — 1.9%
Charles River Laboratories International, Inc.†	880	167,306
Elevance Health, Inc.	16,732	7,841,452
Evotec SE†	25,761	473,603
Fresenius SE & Co. KGaA	40,096	1,158,829
HCA Healthcare, Inc.	7,547	2,168,479
Humana, Inc.	7,214	3,826,955
IQVIA Holdings, Inc.†	673	126,679
Molina Healthcare, Inc.†	1,178	350,914
UnitedHealth Group, Inc.	22,825	11,231,954
		27,346,171
Home Builders — 0.1%
NVR, Inc.†	63	367,920
Persimmon PLC	53,661	887,772
		1,255,692
Home Furnishings — 0.3%
Panasonic Holdings Corp.	128,200	1,207,231
Sony Group Corp.	25,900	2,460,515
		3,667,746
Household Products/Wares — 0.1%
Avery Dennison Corp.	1,527	266,431
Clorox Co.	384	63,942
Kimberly-Clark Corp.	5,344	774,292
		1,104,665
Insurance — 3.5%
AIA Group, Ltd.	89,400	975,460
Allstate Corp.	10,299	1,192,212
AXA SA	120,620	3,937,841
Berkshire Hathaway, Inc., Class B†	25,336	8,324,143
Challenger, Ltd.	112,933	451,983
Chubb, Ltd.	28,631	5,770,864
Definity Financial Corp.	14,478	392,713
Equitable Holdings, Inc.	17,689	459,737
Hartford Financial Services Group, Inc.	28,663	2,034,786
Manulife Financial Corp.	47,532	938,466
Marsh & McLennan Cos., Inc.	11,291	2,034,525
MetLife, Inc.	53,188	3,262,020
Muenchener Rueckversicherungs-Gesellschaft AG	9,953	3,737,227
PICC Property & Casualty Co., Ltd.	1,074,000	1,296,977
Ping An Insurance Group Co. of China, Ltd.	79,000	575,710
Progressive Corp.	20,418	2,785,015
RenaissanceRe Holdings, Ltd.	2,010	432,974
Sampo Oyj, Class A	43,077	2,184,666
Storebrand ASA	167,850	1,294,131
Sun Life Financial, Inc.	41,627	2,041,946

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	93,800	$ 1,887,190
Travelers Cos., Inc.	14,062	2,547,191
Zurich Insurance Group AG	4,908	2,373,912
		50,931,689
Internet — 4.3%
Alibaba Group Holding, Ltd. ADR†	2,855	241,790
Alphabet, Inc., Class A†	45,042	4,834,808
Alphabet, Inc., Class C†	165,030	17,859,547
Amazon.com, Inc.†	176,720	18,635,124
ASOS PLC†	33,083	308,522
Booking Holdings, Inc.†	1,306	3,508,321
CyberAgent, Inc.	103,100	899,254
DoorDash, Inc., Class A†	6,217	380,418
Gen Digital, Inc.	17,116	302,440
Meituan, Class B*†	1,600	27,306
Meta Platforms, Inc., Class A†	35,624	8,561,160
NAVER Corp.	4,356	632,252
Netflix, Inc.†	8,427	2,780,320
Sea, Ltd. ADR†	9,261	705,410
Shopify, Inc., Class A†	18,779	909,843
Tencent Holdings, Ltd.	26,400	1,167,863
Z Holdings Corp.	235,700	645,580
		62,399,958
Investment Companies — 0.1%
Melrose Industries PLC	268,825	1,383,271
Iron/Steel — 0.2%
ArcelorMittal SA	7,218	204,825
BlueScope Steel, Ltd.	8,610	113,708
Nippon Steel Corp.	15,700	335,196
Nucor Corp.	3,256	482,474
POSCO Holdings, Inc.	617	174,721
Reliance Steel & Aluminum Co.	1,745	432,411
Steel Dynamics, Inc.	4,478	465,488
Vale SA	4,977	72,243
voestalpine AG	826	28,673
		2,309,739
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.†	3,363	220,041
Lodging — 0.1%
H World Group, Ltd.†	15,200	70,808
Hilton Worldwide Holdings, Inc.	3,974	572,335
InterContinental Hotels Group PLC	1,321	90,774
Kyoritsu Maintenance Co., Ltd.	800	32,227
Las Vegas Sands Corp.†	8,506	543,108
Marriott International, Inc., Class A	1,565	265,017
MGM Resorts International	7,280	327,018
Wynn Resorts, Ltd.†	2,627	300,214
		2,201,501
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	287	62,796
Epiroc AB, Class A	12,603	252,253
Epiroc AB, Class B	5,295	91,023
Metso Outotec Oyj	29,348	324,572
Mitsubishi Electric Corp.	160,100	1,984,946
Sandvik AB	20,642	421,703
Weir Group PLC	9,569	221,517
		3,358,810
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.3%
Cactus, Inc., Class A	1,217	$ 49,264
Dover Corp.	2,438	356,338
Ingersoll Rand, Inc.	8,182	466,538
KION Group AG	21,351	881,532
Omron Corp.	14,000	822,719
Otis Worldwide Corp.	4,540	387,262
Rockwell Automation, Inc.	1,404	397,908
SMC Corp.	1,200	600,892
THK Co., Ltd.	26,100	585,090
		4,547,543
Media — 0.2%
Comcast Corp., Class A	7,653	316,605
Walt Disney Co.†	31,626	3,241,665
		3,558,270
Mining — 1.3%
Adriatic Metals PLC†	37,031	89,196
Agnico Eagle Mines, Ltd.	883	50,093
Alrosa PJSC(2)	121,860	0
Anglo American Platinum, Ltd.	1,188	70,628
Anglo American PLC	10,873	333,925
Antofagasta PLC	75,110	1,380,073
Barrick Gold Corp.	17,730	337,579
Bellevue Gold, Ltd.†	64,346	59,970
BHP Group, Ltd. (ASX)	71,299	2,109,558
BHP Group, Ltd. (LSE)	55,907	1,644,903
Boliden AB	12,751	456,676
Calibre Mining Corp.†	22,232	25,434
Capricorn Metals, Ltd.†	7,332	21,360
Centamin PLC	74,809	96,769
Central Asia Metals PLC	40,828	105,531
Endeavour Mining PLC	7,442	191,591
ERO Copper Corp.†	5,514	108,583
First Quantum Minerals, Ltd.	12,556	305,084
Franco-Nevada Corp.	4,672	708,912
Freeport-McMoRan, Inc.	14,198	538,246
Glencore PLC	63,665	375,661
Grupo Mexico SAB de CV, Class B	14,586	71,334
IGO, Ltd.	316,333	2,887,280
Impala Platinum Holdings, Ltd.	6,776	65,659
K92 Mining, Inc.†	43,703	207,733
Karora Resources, Inc.†	33,419	119,631
Kinross Gold Corp.	13,461	67,978
Korea Zinc Co., Ltd.	93	35,793
MMC Norilsk Nickel PJSC Series E(2)	470	0
NAC Kazatomprom JSC GDR	9,562	271,609
Newcrest Mining, Ltd.	20,017	383,263
Newmont Corp.	12,296	582,830
Norsk Hydro ASA	40,777	299,988
Northam Platinum Holdings, Ltd.†	12,455	122,139
Northern Star Resources, Ltd.	71,228	631,275
Orla Mining, Ltd.†	12,289	55,511
Osisko Mining, Inc.†	23,980	68,320
Osisko Mining, Inc.†(2)	24,002	64,963
Perseus Mining, Ltd.	100,812	148,235
Polyus PJSC Series E(2)	428	0
Red 5, Ltd.†	418,101	46,687
Rio Tinto PLC	7,861	499,160
Rio Tinto, Ltd.	11,920	890,512
Royal Gold, Inc.	397	52,579

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Sibanye Stillwater, Ltd.	22,513	$ 49,904
Skeena Resources, Ltd.†	3,263	21,964
South32, Ltd.	428,277	1,213,361
Southern Copper Corp.	3,146	241,707
Tietto Minerals, Ltd.†	168,020	66,389
Wesdome Gold Mines, Ltd.†	37,033	231,516
Wheaton Precious Metals Corp.	2,805	138,402
		18,545,494
Miscellaneous Manufacturing — 1.1%
ALS, Ltd.	26,361	229,198
Eaton Corp. PLC	15,411	2,575,486
General Electric Co.	56,055	5,547,764
Largan Precision Co., Ltd.†	6,000	394,334
Siemens AG	42,149	6,914,993
Teledyne Technologies, Inc.†	1,074	445,066
		16,106,841
Oil & Gas — 2.2%
BP PLC ADR	6,351	255,818
Canadian Natural Resources, Ltd.	3,543	215,899
Chesapeake Energy Corp.	4,000	330,720
Chevron Corp.	31,837	5,367,081
ConocoPhillips	16,023	1,648,606
Coterra Energy, Inc.	2,193	56,141
DCC PLC	18,442	1,148,734
EOG Resources, Inc.	7,969	952,056
Equinor ASA	109,855	3,157,105
Exxon Mobil Corp.	70,760	8,373,738
Galp Energia SGPS SA	12,831	155,486
Hess Corp.	5,844	847,731
Kosmos Energy, Ltd.†	14,621	93,574
Magnolia Oil & Gas Corp., Class A	4,338	91,619
Marathon Petroleum Corp.	5,574	680,028
OMV AG	1,606	75,985
Pioneer Natural Resources Co.	2,323	505,369
Range Resources Corp.	8,480	224,296
Shell PLC	10,204	313,924
Shell PLC ADR	31,942	1,979,765
Southwestern Energy Co.†	56,926	295,446
Suncor Energy, Inc. (NYSE)	5,000	156,600
Suncor Energy, Inc. (TSX)	7,821	244,873
TotalEnergies SE	65,077	4,148,576
TotalEnergies SE ADR	3,756	240,121
Tourmaline Oil Corp.	1,023	45,961
Valero Energy Corp.	2,741	314,310
Venture Global LNG, Inc. Series C†(1)(2)	3	54,000
Whitecap Resources, Inc.	9,882	77,898
		32,051,460
Oil & Gas Services — 0.1%
Baker Hughes Co.	3,149	92,077
ChampionX Corp.	2,828	76,582
Halliburton Co.	6,494	212,679
Schlumberger NV	16,624	820,394
TechnipFMC PLC†	11,348	155,354
TGS ASA	5,247	82,436
		1,439,522
Packaging & Containers — 0.2%
Amcor PLC CDI	49,307	537,567
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Ball Corp.	7,361	$ 391,458
Packaging Corp. of America	1,970	266,462
Sealed Air Corp.	2,906	139,459
Stora Enso Oyj, Class R	95,699	1,213,549
Svenska Cellulosa AB SCA, Class B	4,389	60,250
Verallia SA*	1,503	61,045
WestRock Co.	6,152	184,129
		2,853,919
Pharmaceuticals — 4.2%
AbbVie, Inc.	20,404	3,083,453
AmerisourceBergen Corp.	20,741	3,460,636
Astellas Pharma, Inc.	167,300	2,523,158
AstraZeneca PLC ADR	89,779	6,573,618
Bayer AG	36,204	2,384,345
Becton Dickinson & Co.	14,282	3,774,875
Bristol-Myers Squibb Co.	4,723	315,355
Cigna Group	1,813	459,215
CVS Health Corp.	1,124	82,400
Dexcom, Inc.†	3,807	461,941
Eli Lilly & Co.	17,182	6,801,667
GSK PLC ADR	31,246	1,125,793
Johnson & Johnson	43,509	7,122,423
McKesson Corp.	1,508	549,274
Merck & Co., Inc.	35,222	4,067,084
Novartis AG	38,349	3,925,045
Novo Nordisk A/S ADR	3,663	612,051
Otsuka Holdings Co., Ltd.	31,800	1,088,851
Pfizer, Inc.	13,976	543,527
Roche Holding AG	13,241	4,150,230
Sanofi	41,104	4,530,488
Viatris, Inc.	43,416	405,071
Zoetis, Inc.	11,881	2,088,442
		60,128,942
Pipelines — 0.1%
Kinder Morgan, Inc.	94,844	1,626,574
TC Energy Corp.	2,159	89,685
		1,716,259
Private Equity — 0.1%
Ares Management Corp., Class A	4,243	371,644
Bridgepoint Group PLC*	200,609	609,539
Brookfield Corp.	27,900	905,255
		1,886,438
Real Estate — 0.2%
Emerald Resources NL†	33,933	43,493
Hongkong Land Holdings, Ltd.	15,000	66,622
Kerry Properties, Ltd.	28,500	73,655
Kojamo Oyj	8,552	106,321
Mitsui Fudosan Co., Ltd.	103,700	2,060,126
Shurgard Self Storage, Ltd.	2,508	129,826
StorageVault Canada, Inc.	16,054	68,607
Sun Hung Kai Properties, Ltd.	17,000	236,812
Tokyo Tatemono Co., Ltd.	4,800	60,734
Wharf Real Estate Investment Co., Ltd.	23,000	132,702
		2,978,898
REITS — 1.8%
Acadia Realty Trust	16,116	217,727
Alexandria Real Estate Equities, Inc.	2,843	353,044

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
American Homes 4 Rent, Class A	15,002	$ 498,967
American Tower Corp.	5,747	1,174,629
Apartment Income REIT Corp.	907	33,541
Apple Hospitality REIT, Inc.	12,317	183,400
AvalonBay Communities, Inc.	4,584	826,816
Big Yellow Group PLC	5,486	84,411
Camden Property Trust	2,736	301,097
Canadian Apartment Properties REIT	3,377	123,704
CapitaLand Integrated Commercial Trust	117,100	178,803
Crown Castle, Inc.	2,240	275,722
CubeSmart	9,335	424,649
Derwent London PLC	3,141	94,848
Digital Realty Trust, Inc.	678	67,224
Douglas Emmett, Inc.	9,514	122,540
EastGroup Properties, Inc.	1,685	280,654
Equinix, Inc.	2,256	1,633,524
Equity LifeStyle Properties, Inc.	19,619	1,351,749
Equity Residential	8,321	526,303
Essex Property Trust, Inc.	2,661	584,702
Extra Space Storage, Inc.	2,032	308,945
Federal Realty Investment Trust	229	22,646
Gaming & Leisure Properties, Inc.	3,621	188,292
Gecina SA	1,249	139,211
Goodman Group	15,325	196,950
Granite Real Estate Investment Trust	1,849	114,992
Great Portland Estates PLC	121,720	816,720
Healthcare Realty Trust, Inc.	6,810	134,702
Hoshino Resorts REIT, Inc.	16	83,319
Host Hotels & Resorts, Inc.	3,039	49,141
Industrial & Infrastructure Fund Investment Corp.	70	80,218
Invincible Investment Corp.	247	106,701
Kilroy Realty Corp.	3,643	106,521
Kimco Realty Corp.	3,533	67,798
Life Storage, Inc.	5,736	770,804
Mitsui Fudosan Logistics Park, Inc.	33	124,111
Pebblebrook Hotel Trust	6,687	95,156
PotlatchDeltic Corp.	1,554	71,841
Prologis, Inc.	28,706	3,595,426
Public Storage	5,452	1,607,413
Rayonier, Inc.	6,113	191,704
Regency Centers Corp.	8,921	548,017
Rexford Industrial Realty, Inc.	11,954	666,675
SBA Communications Corp.	5,245	1,368,368
Scentre Group	623,315	1,191,673
Segro PLC	6,116	64,421
Simon Property Group, Inc.	7,431	842,081
SL Green Realty Corp.	1,129	26,723
Sun Communities, Inc.	1,891	262,717
Terreno Realty Corp.	6,502	400,458
Tokyu REIT, Inc.	31	41,402
UNITE Group PLC	6,332	76,475
Ventas, Inc.	7,230	347,402
Warehouses De Pauw CVA	3,741	112,112
Welltower, Inc.	13,127	1,039,921
Weyerhaeuser Co.	33,868	1,012,992
		26,212,102
Retail — 2.5%
AutoZone, Inc.†	205	545,979
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bath & Body Works, Inc.	7,329	$ 257,248
Best Buy Co., Inc.	7,026	523,577
Burlington Stores, Inc.†	1,921	370,388
Chipotle Mexican Grill, Inc.†	1,335	2,760,273
Costco Wholesale Corp.	2,737	1,377,313
Dollar General Corp.	17,385	3,850,082
Dollar Tree, Inc.†	1,989	305,729
Genuine Parts Co.	925	155,687
Home Depot, Inc.	11,921	3,582,737
Kingfisher PLC	526,242	1,705,601
Lowe's Cos., Inc.	2,320	482,166
Lululemon Athletica, Inc.†	2,847	1,081,661
McDonald's Corp.	12,036	3,559,647
Moncler SpA	24,144	1,790,033
Next PLC	15,323	1,299,015
O'Reilly Automotive, Inc.†	794	728,344
Ross Stores, Inc.	27,946	2,982,677
Starbucks Corp.	6,337	724,256
TJX Cos., Inc.	21,639	1,705,586
Ulta Beauty, Inc.†	2,738	1,509,815
Walmart, Inc.	17,940	2,708,402
Welcia Holdings Co., Ltd.	23,300	487,910
Zalando SE*†	23,933	980,539
		35,474,665
Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	38,506	3,441,281
Applied Materials, Inc.	11,222	1,268,423
ASML Holding NV (NASDAQ)	5,088	3,240,344
ASML Holding NV (XAMS)	6,223	3,962,284
Broadcom, Inc.	10,971	6,873,331
Entegris, Inc.	4,924	368,906
Hamamatsu Photonics KK	23,000	1,219,235
KLA Corp.	2,545	983,744
Lam Research Corp.	6,146	3,220,996
Marvell Technology, Inc.	34,744	1,371,693
Micron Technology, Inc.	22,618	1,455,694
Monolithic Power Systems, Inc.	4,052	1,871,902
NVIDIA Corp.	45,377	12,591,664
NXP Semiconductors NV	16,740	2,741,008
ON Semiconductor Corp.†	8,703	626,268
QUALCOMM, Inc.	5,852	683,514
Renesas Electronics Corp.†	64,900	847,960
Samsung Electronics Co., Ltd.	54,875	2,703,603
Taiwan Semiconductor Manufacturing Co., Ltd.	262,000	4,296,669
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,135	601,481
Teradyne, Inc.	1,946	177,825
Texas Instruments, Inc.	16,646	2,783,211
Tokyo Electron, Ltd.	12,000	1,370,421
		58,701,457
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	936	188,754
Software — 5.0%
Activision Blizzard, Inc.	5,236	406,890
Adobe, Inc.†	2,568	969,574
Atlassian Corp., Class A†	4,884	721,171
Bill.com Holdings, Inc.†	5,936	455,944
Broadridge Financial Solutions, Inc.	1,773	257,812
Cadence Design Systems, Inc.†	3,270	684,902

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Confluent, Inc., Class A†	9,230	$ 203,060
Datadog, Inc., Class A†	4,116	277,336
Descartes Systems Group, Inc.†	2,507	198,504
DocuSign, Inc.†	4,942	244,332
Fidelity National Information Services, Inc.	13,346	783,677
Fiserv, Inc.†	40,917	4,996,784
Intuit, Inc.	8,260	3,667,027
Microsoft Corp.	132,418	40,686,755
MongoDB, Inc.†	3,495	838,660
MSCI, Inc.	1,077	519,599
Paycom Software, Inc.†	631	183,223
Roper Technologies, Inc.	5,374	2,443,988
Salesforce, Inc.†	11,637	2,308,432
SAP SE	20,590	2,789,128
ServiceNow, Inc.†	9,834	4,517,936
Snowflake, Inc., Class A†	2,510	371,681
Synopsys, Inc.†	7,900	2,933,428
Veeva Systems, Inc., Class A†	2,481	444,297
Zoom Video Communications, Inc., Class A†	874	53,690
		71,957,830
Telecommunications — 1.1%
Arista Networks, Inc.†	3,147	504,024
AT&T, Inc.	21,540	380,612
Cisco Systems, Inc.	6,233	294,509
KT Corp.	39,409	885,144
Nippon Telegraph & Telephone Corp.	148,100	4,516,662
Telefonaktiebolaget LM Ericsson, Class B	274,839	1,517,853
T-Mobile US, Inc.†	34,530	4,968,867
Verizon Communications, Inc.	41,536	1,612,843
Vodafone Group PLC ADR	104,591	1,249,862
		15,930,376
Transportation — 0.7%
Canadian Pacific Kansas City, Ltd.	2,659	209,635
Central Japan Railway Co.	7,100	878,841
CSX Corp.	105,416	3,229,946
FedEx Corp.	1,929	439,388
JB Hunt Transport Services, Inc.	2,106	369,161
Norfolk Southern Corp.	6,503	1,320,304
Old Dominion Freight Line, Inc.	4,127	1,322,249
Saia, Inc.†	1,188	353,751
Union Pacific Corp.	10,117	1,979,897
		10,103,172
Total Common Stocks (cost $763,554,979)		841,351,918
PREFERRED STOCKS — 0.1%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	41,740	379,834
Diversified Financial Services — 0.1%
Ladenburg Thalmann Financial Services, Inc. 6.50%	22,999	385,233
Total Preferred Stocks (cost $768,616)		765,067
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	563	$ 28,167
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	60,557
Computer Graphics — 0.0%
Canva, Inc. Series A(2)	8	3,991
Mining — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	56,716
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,206	72,360
Databricks, Inc. Series H†(1)(2)	2,613	156,780
KoBold Metals Co.†(1)(2)	3,900	166,847
		395,987
Total Convertible Preferred Stocks (cost $546,549)		545,418
CORPORATE BONDS & NOTES — 11.1%
Advertising — 0.1%
CMG Media Corp.
8.88%, 12/15/2027*	$ 695,000	538,834
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	40,000	38,911
3.65%, 11/01/2024	75,000	73,540
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	655,225
WPP Finance 2010
3.75%, 09/19/2024	100,000	97,590
		1,404,100
Aerospace/Defense — 0.2%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	692,957
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	197,172
4.50%, 05/15/2036	200,000	199,389
Raytheon Technologies Corp.
3.20%, 03/15/2024	665,000	654,155
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	785,000	665,974
		2,409,647
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	133,437
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	569,354	492,728
3.70%, 04/01/2028	88,269	78,779
4.95%, 08/15/2026	251,584	241,453
5.25%, 07/15/2025	254,634	250,431

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	$ 820,000	$ 779,234
United Airlines Pass-Through Trust
3.10%, 04/07/2030	276,611	237,225
3.45%, 01/07/2030	134,860	117,968
4.15%, 02/25/2033	296,283	273,139
US Airways Pass Through Trust
3.95%, 05/15/2027	142,470	134,101
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.38%, 02/01/2030*	1,032,000	892,819
		3,497,877
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
3.75%, 01/30/2031*	450,000	384,117
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	623,249
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	248,665
5.11%, 05/03/2029	330,000	307,484
General Motors Co.
4.00%, 04/01/2025	550,000	537,174
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,016,636
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	845,000	699,533
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	478,526
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	440,646
		4,736,030
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	780,000	749,453
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	1,027,000	760,833
Wheel Pros, Inc.
6.50%, 05/15/2029*	845,000	397,150
		1,907,436
Banks — 1.7%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	486,386
Banco Santander Chile
2.70%, 01/10/2025*	409,000	392,617
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	354,438
Banco Santander SA
3.49%, 05/28/2030	200,000	177,394
Bank of America Corp.
2.30%, 07/21/2032	665,000	536,483
2.59%, 04/29/2031	405,000	343,075
2.68%, 06/19/2041	960,000	681,088
3.37%, 01/23/2026	800,000	770,718
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.50%, 04/19/2026	$ 150,000	$ 145,769
4.45%, 03/03/2026	350,000	344,813
Barclays PLC
2.85%, 05/07/2026	830,000	782,142
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	593,896
BNP Paribas SA
2.22%, 06/09/2026*	435,000	405,590
BPCE SA
4.50%, 03/15/2025*	300,000	290,044
4.88%, 04/01/2026*	400,000	387,441
Citigroup, Inc.
3.89%, 01/10/2028	505,000	485,755
4.60%, 03/09/2026	175,000	172,959
Credit Suisse Group AG
2.59%, 09/11/2025*	660,000	613,834
Danske Bank A/S
3.24%, 12/20/2025*	476,000	454,713
Fifth Third Bancorp
1.63%, 05/05/2023	270,000	269,913
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	619,941
2.91%, 07/21/2042	505,000	362,682
3.75%, 05/22/2025	125,000	121,719
3.80%, 03/15/2030	705,000	662,066
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	484,172
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,028,930
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	307,661
3.20%, 06/15/2026	200,000	193,173
3.78%, 02/01/2028	445,000	427,146
3.90%, 01/23/2049	525,000	428,153
4.25%, 10/01/2027	25,000	24,589
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	756,709
Morgan Stanley
3.13%, 07/27/2026	550,000	522,911
3.97%, 07/22/2038	970,000	854,320
4.10%, 05/22/2023	795,000	794,145
4.30%, 01/27/2045	25,000	22,451
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,122,591
Natwest Group PLC
4.52%, 06/25/2024	900,000	897,363
NatWest Markets PLC
2.38%, 05/21/2023*	465,000	464,107
Nordea Bank Abp
1.00%, 06/09/2023*	265,000	263,733
PNC Bank NA
3.50%, 06/08/2023	380,000	379,089
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	469,183
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	431,523
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	488,588
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	1,235,000	1,231,074

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Toronto-Dominion Bank
3.50%, 07/19/2023	$ 750,000	$ 747,004
UBS Group AG
1.36%, 01/30/2027*	340,000	300,660
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	302,028
3.07%, 04/30/2041	720,000	540,092
		23,936,871
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	702,252
Diageo Capital PLC
1.38%, 09/29/2025	265,000	245,919
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	130,499
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	940,000	789,600
		1,868,270
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	889,230
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	650,000	615,875
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,883
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	115,807
		742,565
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	46,634
Ecolab, Inc.
2.75%, 08/18/2055	830,000	536,296
Element Solutions, Inc.
3.88%, 09/01/2028*	760,000	670,603
LYB International Finance II BV
3.50%, 03/02/2027	400,000	384,401
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	107,446
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	510,000	309,825
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	720,000	600,270
		2,655,475
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	895,000	691,315
Experian Finance PLC
2.75%, 03/08/2030*	850,000	739,677
George Washington University
3.55%, 09/15/2046	45,000	36,182
Northwestern University
2.64%, 12/01/2050	450,000	321,764
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
PayPal Holdings, Inc.
2.40%, 10/01/2024	$ 850,000	$ 822,652
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	499,292
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	431,595
Sabre GLBL, Inc.
11.25%, 12/15/2027*	985,000	865,569
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	385,747
3.38%, 03/22/2027*	90,000	84,747
		4,878,540
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	259,381
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	680,000	638,350
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	305,325
7.75%, 03/15/2031*	245,000	260,312
		565,637
Diversified Financial Services — 0.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	520,000	515,866
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	148,771
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/2025	160,000	161,561
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027*	138,000	141,871
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	270,361
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	160,224
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	761,214
Discover Financial Services
3.75%, 03/04/2025	600,000	574,774
LPL Holdings, Inc.
4.00%, 03/15/2029*	50,000	44,909
4.38%, 05/15/2031*	254,000	225,425
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	740,000	608,111
PRA Group, Inc.
5.00%, 10/01/2029*	662,000	561,052
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	660,000	516,450
Synchrony Financial
4.25%, 08/15/2024	960,000	916,124

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Visa, Inc.
4.15%, 12/14/2035	$ 90,000	$ 88,594
		5,695,307
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	343,089
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023*	480,000	480,000
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	679,313
CMS Energy Corp.
3.00%, 05/15/2026	195,000	185,754
Duke Energy Corp.
2.65%, 09/01/2026	45,000	42,245
3.75%, 09/01/2046	40,000	31,412
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	179,597
Eversource Energy
3.30%, 01/15/2028	170,000	160,729
Exelon Corp.
3.40%, 04/15/2026	245,000	236,611
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	466,375
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	541,619
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	606,257
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	619,000	607,287
Ohio Power Co.
6.60%, 03/01/2033	255,000	283,031
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	389,353
State Grid Overseas Investment, Ltd.
3.75%, 05/02/2023*	510,000	510,000
Talen Energy Supply LLC
8.63%, 06/01/2030*	515,000	516,031
Vistra Corp.
8.00%, 10/15/2026*(3)	325,000	306,313
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	412,092
5.63%, 02/15/2027*	201,440	196,464
		7,173,572
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	221,594
4.75%, 03/30/2026	75,000	75,408
		297,002
Engineering & Construction — 0.0%
Tutor Perini Corp.
6.88%, 05/01/2025*	475,000	343,948
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	945,000	781,610
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	260,186
Security Description	Shares or Principal Amount	Value

Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	$ 1,215,000	$ 974,485
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	186,718
International Paper Co.
4.80%, 06/15/2044	123,000	112,903
		299,621
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	233,506
NiSource, Inc.
3.49%, 05/15/2027	620,000	593,715
3.95%, 03/30/2048	425,000	349,453
		1,176,674
Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	207,000	205,413
4.75%, 11/30/2036	395,000	409,870
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	958,461
Medtronic, Inc.
4.63%, 03/15/2045	22,000	22,237
PerkinElmer, Inc.
1.90%, 09/15/2028	595,000	511,738
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	322,021
		2,429,740
Healthcare-Services — 0.5%
Banner Health
1.90%, 01/01/2031	215,000	179,084
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	84,951
Centra Health, Inc.
4.70%, 01/01/2048	900,000	813,959
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	250,039
6.88%, 04/01/2028 to 04/15/2029*	820,000	605,922
CommonSpirit Health
2.76%, 10/01/2024	295,000	286,315
2.78%, 10/01/2030	240,000	206,266
HCA, Inc.
4.13%, 06/15/2029	575,000	545,155
Humana, Inc.
2.15%, 02/03/2032	350,000	283,794
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	236,891
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	404,823
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	552,562
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,092,904
Stanford Health Care
3.80%, 11/15/2048	420,000	350,781
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	628,459

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
US Renal Care, Inc.
10.63%, 07/15/2027*	$ 760,000	$ 134,900
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	639,533
		7,296,338
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	355,666
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	436,657
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/2029*	360,000	310,552
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,206
4.75%, 05/15/2045	350,000	320,042
AssuredPartners, Inc.
5.63%, 01/15/2029*	695,000	601,688
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	805,000	698,359
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	69,286
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,111,945
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	225,304
HUB International, Ltd.
5.63%, 12/01/2029*	365,000	324,850
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	986,452
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	115,000	114,752
4.85%, 08/01/2044*	510,000	443,801
New York Life Global Funding
1.10%, 05/05/2023*	200,000	199,929
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	363,027
3.70%, 05/15/2029	320,000	303,724
Protective Life Global Funding
1.08%, 06/09/2023*	255,000	253,816
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	846,984
Willis North America, Inc.
3.60%, 05/15/2024	395,000	387,198
4.50%, 09/15/2028	430,000	418,759
		8,451,331
Internet — 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	239,771
3.88%, 08/22/2037	385,000	360,610
Baidu, Inc.
3.88%, 09/29/2023	615,000	611,544
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	543,913
Security Description	Shares or Principal Amount	Value

Internet (continued)
Millennium Escrow Corp.
6.63%, 08/01/2026*	$ 450,000	$ 304,370
Weibo Corp.
3.50%, 07/05/2024	430,000	418,661
		2,478,869
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	273,513
3.95%, 05/01/2028	595,000	579,755
		853,268
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	1,300,000	1,069,899
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	175,000	188,140
Life Time, Inc.
5.75%, 01/15/2026*	679,000	663,066
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	800,000	632,000
		2,553,105
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	720,000	614,455
Marriott International, Inc.
4.65%, 12/01/2028	860,000	851,436
Studio City Co., Ltd.
7.00%, 02/15/2027*	200,000	189,299
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	614,341
		2,269,531
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	810,000	680,813
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	385,826
		1,066,639
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	1,205,000	964,692
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,210,719
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	582,798
DISH DBS Corp.
7.38%, 07/01/2028	1,035,000	518,560
DISH Network Corp.
11.75%, 11/15/2027*	205,000	193,652
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027*	270,000	256,470
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	1,065,000	496,929

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	$ 615,000	$ 489,134
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	29,015
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	467,830
Urban One, Inc.
7.38%, 02/01/2028*	700,000	635,698
		5,845,497
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	184,502
ERO Copper Corp.
6.50%, 02/15/2030*	915,000	814,076
Novelis Corp.
3.88%, 08/15/2031*	650,000	544,310
		1,542,888
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	660,545
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	355,000	318,838
8.25%, 12/31/2028*	345,000	334,178
Chevron Corp.
2.00%, 05/11/2027	390,000	361,921
Citgo Holding, Inc.
9.25%, 08/01/2024*	465,000	468,362
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	629,237
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	927,465
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	660,000	585,202
Gulfport Energy Corp.
8.00%, 05/17/2026*	640,000	641,600
Hess Corp.
4.30%, 04/01/2027	185,000	181,640
Permian Resources Operating LLC
5.88%, 07/01/2029*	570,000	539,379
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	214,367
5.10%, 03/29/2026	155,000	156,539
Shell International Finance BV
3.25%, 05/11/2025	250,000	244,100
4.38%, 05/11/2045	40,000	37,190
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	730,000	654,497
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	538,535
4.50%, 03/04/2029*	475,000	460,732
		7,293,782
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	671,000	683,494
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
ARD Finance SA
6.50%, 06/30/2027*(4)	$ 1,060,000	$ 868,687
Trivium Packaging Finance BV
8.50%, 08/15/2027*	470,000	453,751
		1,322,438
Pharmaceuticals — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	541,081
3.20%, 05/14/2026	100,000	96,330
4.50%, 05/14/2035	50,000	48,662
4.70%, 05/14/2045	540,000	506,588
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	413,469
3.70%, 06/06/2027	414,000	401,099
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	272,160
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	454,501
3.75%, 09/15/2025	305,000	297,519
Cigna Corp.
3.00%, 07/15/2023	500,000	497,286
3.75%, 07/15/2023	390,000	388,568
CVS Health Corp.
1.88%, 02/28/2031	280,000	228,050
5.05%, 03/25/2048	565,000	527,442
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	815,000	623,899
Perrigo Finance Unlimited Co.
4.40%, 06/15/2030	815,000	735,535
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	308,000	304,805
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	352,860
		6,689,854
Pipelines — 0.4%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	83,422
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	164,342
3.70%, 01/15/2039*	155,000	131,213
Enbridge, Inc.
4.00%, 10/01/2023	90,000	89,455
4.25%, 12/01/2026	115,000	113,194
Energy Transfer LP
3.75%, 05/15/2030	235,000	216,057
5.25%, 04/15/2029	385,000	386,324
EQM Midstream Partners LP
4.50%, 01/15/2029*	415,000	352,682
4.75%, 01/15/2031*	350,000	286,850
Harvest Midstream I LP
7.50%, 09/01/2028*	415,000	406,057
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	533,454
5.50%, 10/15/2030*	150,000	139,608
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	665,000	620,607
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	35,713

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	$ 765,000	$ 733,490
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	590,860
4.50%, 05/15/2030	185,000	179,137
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	176,787
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	835,000	741,604
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	15,017
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	370,275
		6,366,148
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	999,855
3.95%, 01/15/2027 to 01/15/2028	395,000	376,775
American Tower Corp.
1.45%, 09/15/2026	910,000	812,266
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	261,472
4.13%, 06/15/2026	115,000	109,163
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	620,250
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	299,133
3.70%, 06/15/2026	150,000	144,985
4.45%, 02/15/2026	350,000	346,490
4.75%, 05/15/2047	145,000	126,932
Essex Portfolio LP
2.65%, 03/15/2032	220,000	181,052
3.38%, 04/15/2026	635,000	607,783
Federal Realty OP LP
2.75%, 06/01/2023	35,000	34,874
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	173,400
Kilroy Realty LP
3.45%, 12/15/2024	350,000	334,191
4.38%, 10/01/2025	15,000	14,078
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	255,181
Public Storage
1.95%, 11/09/2028	360,000	316,179
Realty Income Corp.
3.10%, 12/15/2029	540,000	491,926
3.95%, 08/15/2027	345,000	332,691
Regency Centers LP
3.60%, 02/01/2027	140,000	134,399
SBA Tower Trust
2.84%, 01/15/2025*	345,000	329,301
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	833,975
Ventas Realty LP
3.25%, 10/15/2026	270,000	252,514
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	$ 1,080,000	$ 962,895
		9,351,760
Retail — 0.6%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	47,910
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	511,463
6.63%, 10/01/2030*	165,000	158,394
Carvana Co.
10.25%, 05/01/2030*	370,000	202,882
eG Global Finance PLC
6.75%, 02/07/2025*	1,085,000	1,028,037
FirstCash, Inc.
5.63%, 01/01/2030*	790,000	733,851
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,215,000	1,139,125
Michaels Cos., Inc.
7.88%, 05/01/2029*	1,070,000	717,285
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/2026*	485,000	450,694
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	416,979
Staples, Inc.
7.50%, 04/15/2026*	510,000	430,102
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	207,180
Victoria's Secret & Co.
4.63%, 07/15/2029*	646,000	522,479
White Cap Parent LLC
8.25%, 03/15/2026*(4)	940,000	861,859
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	653,644
		8,081,884
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	774,643
Semiconductors — 0.0%
Entegris, Inc.
3.63%, 05/01/2029*	28,100	24,062
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	265,177
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	107,756
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	326,460
		723,455
Software — 0.2%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	691,925
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	30,000	26,250
Microsoft Corp.
2.92%, 03/17/2052	150,000	114,948

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Roper Technologies, Inc.
2.95%, 09/15/2029	$ 180,000	$ 162,573
3.80%, 12/15/2026	745,000	725,092
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	561,523
VMware, Inc.
1.40%, 08/15/2026	920,000	821,510
		3,103,821
Telecommunications — 0.6%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	758,779
AT&T, Inc.
2.25%, 02/01/2032	470,000	383,999
3.50%, 06/01/2041	1,735,000	1,366,984
4.35%, 03/01/2029	345,000	339,101
CommScope, Inc.
8.25%, 03/01/2027*	821,000	634,729
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	604,500
Frontier Communications Holdings LLC
5.88%, 11/01/2029	405,000	308,043
6.00%, 01/15/2030*	320,000	244,772
6.75%, 05/01/2029*	80,000	64,387
Level 3 Financing, Inc.
3.63%, 01/15/2029*	930,000	520,125
Rogers Communications, Inc.
4.50%, 03/15/2042*	895,000	759,113
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	515,000	180,480
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	664,938
2.65%, 11/20/2040	710,000	503,881
4.27%, 01/15/2036	740,000	687,118
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	602,954
		8,623,903
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	469,379
3.55%, 11/19/2026	665,000	629,059
		1,098,438
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	281,250
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	210,011
3.50%, 05/01/2050	365,000	283,409
4.70%, 05/01/2048	255,000	237,343
		1,012,013
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	353,444
3.50%, 03/15/2028	605,000	562,201
Security Description	Shares or Principal Amount	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	$ 200,000	$ 195,394
4.13%, 07/15/2023*	200,000	199,150
		1,310,189
Total Corporate Bonds & Notes (cost $180,289,165)		159,764,490
LOANS — 0.2%
Beverages — 0.0%
Naked Juice LLC 2nd Lien Term Loan FRS
10.68%, (3 ML+ 6.10%), 01/24/2030	420,000	315,840
Commercial Services — 0.1%
KNS Midco Corp. FRS
10.42%, (3 ML+ 6.25%), 04/21/2027	691,903	602,245
Cosmetics/Personal Care — 0.0%
Journey Personal Care Corp. BTL-B FRS
8.98%, (3 ML+ 4.25%), 03/01/2028	771,263	593,872
Engineering & Construction — 0.0%
Tutor Perini Corp. FRS
9.32%, (1 ML+4.75%), 08/18/2027	670,971	580,390
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. FRS
9.83%, (1 ML+5.25%), 02/01/2027	765,188	614,609
Pipelines — 0.0%
Prairie ECI Acquiror LP FRS
9.39%, (3 ML+4.75%), 03/11/2026	195,000	191,405
Retail — 0.0%
Staples, Inc. BTL-B1 FRS
9.44%, (3 ML+ 5.00%), 04/16/2026	501,968	452,137
Total Loans (cost $3,998,619)		3,350,498
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	1,095,000	1,070,553
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	411,855
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	452,516
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	277,225	270,492
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	276,803
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	475,539
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	156,482

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	$ 465,113	$ 465,293
		3,579,533
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 6.31%, (TSFR3M+1.32%), 04/15/2035*	670,000	655,965
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 6.40%, (TSFR3M+1.40%), 07/15/2036*	405,000	397,736
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	1,085,000	1,066,037
Driven Brands Funding LLC
Series 2019-1A, Class A2 4.64%, 04/20/2049*	378,213	356,554
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 6.04%, (3 ML+1.12%), 05/20/2034*	570,000	559,039
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	34,640	33,429
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	544,350	518,316
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(5)	10,432	10,300
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	84,195	78,800
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	120,532	105,786
Series 2019-GA, Class A 2.40%, 10/15/2068*	269,140	250,831
Series 2019-FA, Class A2 2.60%, 08/15/2068*	239,262	222,069
Series 2019-CA, Class A2 3.13%, 02/15/2068*	330,991	315,619
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	683,970	616,286
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.41%, (3 ML+1.15%), 07/15/2034*	490,000	480,469
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	477,725	394,683
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	$ 572,922	$ 506,448
		6,568,367
Total Asset Backed Securities (cost $10,729,406)		10,147,900
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Commercial and Residential — 1.2%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	316,614	265,009
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	281,538	237,434
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	101,580	84,232
Series 2020-6, Class A2 1.52%, 05/25/2065*(5)	95,647	85,494
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	309,653	264,872
BFLD Trust FRS
Series 2019-DPLO, Class C 6.54%, (TSFR1M+1.65%), 10/15/2034*	650,000	638,524
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.23%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,017,993
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	469,117
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 6.45%, (TSFR1M+1.56%), 02/15/2039*	408,492	385,606
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	574,260
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	280,000	250,153
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(5)	520,000	484,779
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	345,000	288,639
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	238,305
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	47,827
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	313,747	268,845
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	36,438	33,977
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	556,777	521,310

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	$ 645,000	$ 608,736
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	330,346
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	240,137
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	159,234
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	229,913
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(5)	109,140	94,125
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	165,449	134,231
Series 2019-2, Class A3 3.05%, 11/25/2059*(5)	60,976	56,491
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(5)	540,000	553,227
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	578,552
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(5)	26,683	24,344
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,081
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(5)	204,381	175,329
Series 2018-GS9, Class A4 3.99%, 03/10/2051(5)	275,000	260,610
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	194,581
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	46,942
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.68%, (1 ML+0.83%), 08/25/2050*	44,961	41,188
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(5)	267,883	233,024
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	94,804	83,806
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	74,934	67,518
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.11%, (TSFR1M+1.21%), 04/15/2038*	1,045,000	1,012,982
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Mill City Mtg. Loan Trust VRS
Series 2018-1, Class A1 3.25%, 05/25/2062*(5)	$ 97,442	$ 94,237
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5 2.86%, 09/15/2049	110,000	101,702
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	239,824
Series 2014-C17, Class A5 3.74%, 08/15/2047	115,000	111,717
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	387,812
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	530,462	438,224
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.97%, (1 ML+0.95%), 02/25/2060*	33,194	30,823
Series 2019-EXP3, Class 2A2 6.12%, (1 ML+1.10%), 10/25/2059*	24,158	23,452
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(5)	161,812	141,132
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(5)	54,860	50,957
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(5)	131,243	118,042
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(5)	642,180	535,957
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(5)	585,439	512,968
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(5)	51,384	48,626
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 6.45%, (1 ML+1.50%), 05/15/2038*	460,000	391,619
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(5)	11,241	10,865
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	108,390	95,835
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	227,241	215,697
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(5)	12,981	12,751
Series 2017-4, Class A1 2.75%, 06/25/2057*(5)	304,238	289,360
Series 2017-3, Class A1 2.75%, 07/25/2057*(5)	49,390	48,029
Series 2017-6, Class A1 2.75%, 10/25/2057*(5)	168,597	160,958
Series 2018-1, Class A1 3.00%, 01/25/2058*(5)	43,774	42,480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust
Series 2019-4, Class A1 2.64%, 11/25/2059*	$ 89,962	$ 86,642
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(5)	156,872	134,258
Series 2021-7, Class A1 1.83%, 10/25/2066*(5)	849,800	727,168
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(5)	131,848	132,289
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	25,000	24,573
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	554,433
		17,068,203
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	64,311	62,660
Series K068, Class A1 2.95%, 02/25/2027	208,286	203,255
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(5)	1,460,000	1,407,579
Series K-156, Class A2 4.43%, 02/25/2033(5)	1,155,000	1,177,784
Federal Home Loan Mtg. Corp. REMIC
Series 4977, Class IO 4.50%, 05/25/2050(6)	213,919	39,076
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.45%, (1 ML+0.50%), 10/15/2046	24,879	24,275
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 5.62%, (SOFR30A+0.80%), 08/25/2033*	153	153
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.67%, (SOFR30A+0.85%), 11/25/2041*	486,973	480,778
Series 2021-DNA6, Class M2 6.32%, (SOFR30A+1.50%), 10/25/2041*	335,000	322,648
Series 2022-DNA3, Class M1A 6.82%, (SOFR30A+2.00%), 04/25/2042*	597,394	599,259
Series 2021-DNA3, Class M2 6.92%, (SOFR30A+2.10%), 10/25/2033*	250,000	243,459
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-HQA1, Class M1A 6.92%, (SOFR30A+2.10%), 03/25/2042*	$ 496,234	$ 496,234
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 5.82%, (SOFR30A+1.00%), 12/25/2041*	127,715	126,761
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	18,025	16,912
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	260,979
		5,461,812
Total Collateralized Mortgage Obligations (cost $24,544,255)		22,530,015
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.8%
U.S. Government — 8.3%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	670,078
1.38%, 08/15/2050	1,280,000	770,050
1.75%, 08/15/2041	745,000	541,900
1.88%, 02/15/2041 to 02/15/2051	3,930,000	2,780,056
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,718,760
2.25%, 02/15/2052	1,580,000	1,179,013
2.38%, 05/15/2051	350,000	269,131
2.50%, 02/15/2046	1,545,000	1,231,112
2.88%, 11/15/2046	1,875,000	1,601,587
3.00%, 11/15/2045 to 08/15/2048	5,280,000	4,610,591
3.00%, 05/15/2047(7)	3,535,000	3,081,250
3.13%, 11/15/2041 to 02/15/2043	5,060,000	4,614,528
3.63%, 02/15/2053	1,325,000	1,313,820
4.00%, 11/15/2052	1,445,000	1,534,184
4.50%, 05/15/2038(7)	4,210,000	4,692,012
4.75%, 02/15/2037	50,000	57,268
United States Treasury Bonds TIPS
0.13%, 02/15/2052(8)	15,775	10,754
0.75%, 02/15/2042(8)	4,393	3,799
1.50%, 02/15/2053(8)	607	607
United States Treasury Notes
0.13%, 08/31/2023	1,370,000	1,347,791
0.25%, 05/31/2025(7)	1,860,000	1,721,009
0.38%, 11/30/2025 to 01/31/2026	9,470,000	8,651,393
0.50%, 03/31/2025	1,410,000	1,318,075
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,881,949
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,862,063
0.88%, 06/30/2026	23,040,000	21,124,800
1.25%, 08/15/2031	4,915,000	4,156,247
1.88%, 02/28/2027 to 02/15/2032	8,425,000	7,710,590
2.50%, 04/30/2024	1,425,000	1,392,603
2.75%, 07/31/2027	7,385,000	7,144,699
2.88%, 05/15/2032	1,920,000	1,837,650
3.50%, 02/15/2033	2,780,000	2,796,506
4.00%, 02/29/2028	6,865,000	7,016,244
4.13%, 09/30/2027 to 11/15/2032	12,885,000	13,225,479
United States Treasury Notes TIPS
0.13%, 07/15/2024 to 01/15/2032(8)	110,464	104,718

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.25%, 01/15/2025 to 07/15/2029(8)	$ 22,182	$ 21,473
0.38%, 07/15/2025(8)	16,235	15,801
0.50%, 01/15/2028(8)	5,243	5,052
0.63%, 01/15/2026 to 07/15/2032(8)	46,284	45,053
1.13%, 01/15/2033(8)	9,795	9,699
1.25%, 04/15/2028(8)	8,826	8,818
1.63%, 10/15/2027(8)	23,963	24,348
		120,102,560
U.S. Government Agency — 7.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	400,210	352,040
2.00%, 03/01/2042 to 05/01/2052	9,732,967	8,129,058
2.50%, 03/01/2042 to 05/01/2052	7,789,853	6,773,657
3.00%, 11/01/2034 to 06/01/2052	2,929,790	2,660,039
3.50%, 06/01/2033 to 03/01/2048	496,692	469,098
4.00%, 09/01/2045 to 04/01/2050	1,055,824	1,017,720
5.00%, 12/01/2041 to 10/01/2051	439,349	438,909
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,667,516	2,306,914
2.00%, 04/01/2037 to 04/01/2052	15,695,556	13,202,501
2.50%, 11/01/2031 to 07/01/2052	12,923,782	11,386,852
3.00%, 01/01/2031 to 03/01/2052	10,045,551	9,275,581
3.50%, 11/01/2032 to 01/01/2052	7,380,784	6,991,497
4.00%, 12/01/2040 to 09/01/2052	4,106,728	3,986,743
4.50%, 07/01/2040 to 08/01/2052	4,086,584	4,032,961
5.00%, 10/01/2033 to 08/01/2052	1,183,770	1,197,752
5.50%, 10/01/2035 to 01/01/2047	1,287,406	1,331,326
6.00%, 09/01/2037 to 02/01/2053	1,705,292	1,762,002
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	438,447	383,435
2.00%, 03/20/2051 to 03/20/2052	6,676,128	5,723,715
2.50%, 08/20/2050 to 01/20/2052	6,248,586	5,522,599
3.00%, 11/15/2042 to 06/20/2052	4,947,151	4,533,371
3.50%, 08/20/2042 to 01/20/2049	2,222,997	2,119,779
4.00%, 09/20/2045 to 10/20/2052	2,523,309	2,444,346
4.50%, 04/20/2041 to 10/20/2052	1,858,077	1,839,981
5.00%, 08/20/2042 to 06/20/2049	1,046,218	1,057,942
5.50%, 03/20/2048 to 03/20/2049	312,597	319,959
5.50%, May 30 TBA	1,425,000	1,434,574
6.00%, May 30 TBA	1,615,000	1,638,973
6.50%, May 30 TBA	370,000	379,077
7.00%, 01/20/2053	352,203	363,603
Uniform Mtg. Backed Securities
2.00%, May 15 TBA	585,000	527,962
2.00%, May 30 TBA	1,375,000	1,143,855
2.50%, May 30 TBA	1,230,000	1,064,983
5.50%, May 30 TBA	890,000	897,301
6.50%, June 30 TBA	1,085,000	1,118,737
		107,828,842
Total U.S. Government & Agency Obligations (cost $249,024,087)		227,931,402
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.0%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	540,958
Security Description	Shares or Principal Amount	Value

Regional(State/Province) (continued)
Province of Manitoba, Canada
3.05%, 05/14/2024	$ 150,000	$ 147,327
		688,285
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	844,024
Republic of Poland
3.25%, 04/06/2026	110,000	107,221
State of Qatar
3.75%, 04/16/2030*	200,000	197,674
United Mexican States
2.66%, 05/24/2031	1,039,000	877,089
3.50%, 02/12/2034	775,000	665,594
		2,691,602
Total Foreign Government Obligations (cost $3,805,007)		3,379,887
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	790,017
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	364,949
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	485,000	560,432
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	220,000	187,700
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	326,907
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	668,543
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	294,429
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	94,222
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	480,000	406,342
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	413,626
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	376,650

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057		$ 1,043,000	$ 1,168,204
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046		200,000	170,416
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040		300,000	357,820
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051		930,000	671,305
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034		285,000	260,150
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023		80,000	78,741
State of California General Obligation Bonds
7.50%, 04/01/2034		300,000	375,341
7.63%, 03/01/2040		620,000	808,318
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036		850,000	797,380
Texas A&M University Revenue Bonds
3.33%, 05/15/2039		1,100,000	938,654
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		770,000	653,129
Total Municipal Securities (cost $12,199,639)			10,763,275
PURCHASED OPTIONS — 0.0%
Purchased Options - Puts — 0.0%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,200) (cost $5,504,208)		1,098	312,930
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. †(2) (cost $3,803)	CAD	12,001	7,958
Total Long-Term Investment Securities (cost $1,254,968,333)			1,280,850,758
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.8%
Unaffiliated Investment Companies — 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(9) (cost $171,227,187)	171,227,188	$ 171,227,188
TOTAL INVESTMENTS (cost $1,426,195,520)	100.4%	1,452,077,946
Other assets less liabilities	(0.4)	(5,768,742)
NET ASSETS	100.0%	$1,446,309,204
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At April 30, 2023, the aggregate value of these securities was $107,933,262 representing 7.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
ANT International Co., Ltd. Class C	10/12/2021	84,481	321,992	171,496	2.03	0.0
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	59,866	498.88	0.0
Gusto, Inc.		2,300	66,213	43,309	18.83	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	27	6,116

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/05/2019	45	$12,894
	01/28/2020	40	13,606
	03/13/2020	54	14,072
	03/18/2020	48	10,352
	08/12/2020	50	13,944
	01/13/2022	206	61,180
		470	132,164	$0	$0.00	0.0%
Osisko Mining, Inc.		24,002	51,539	64,963	2.71	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	54,000	18,000.00	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	3,991	498.88	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	72,360	60.00	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	156,780	60.00	0.0
Farmer's Business Network, Inc.		563	10,395	28,167	50.03	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	60,557	18.83	0.0
KoBold Metals Co.	01/10/2022	3,900	106,903	166,847	42.78	0.0
Lilac Solutions, Inc., Series B	09/08/2021	4,155	54,547	56,716	13.65	0.0
Warrants
Osisko Mining, Inc.		12,001	3,803	7,958	0.66	0.0
				$947,010		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of April 30, 2023.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
IO—Interest only
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
252	Long	MSCI EAFE Index	June 2023	$25,441,239	$27,084,960	$1,643,721
402	Long	S&P 500 E-Mini Index	June 2023	78,579,956	84,188,850	5,608,894
96	Long	U.S. Treasury 10 Year Notes	June 2023	10,744,851	11,059,500	314,649
42	Long	U.S. Treasury 2 Year Notes	June 2023	8,576,591	8,658,891	82,300
343	Long	U.S. Treasury 5 Year Notes	June 2023	36,903,601	37,641,570	737,969

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
49	Long	U.S. Treasury Long Bonds	June 2023	6,199,961	$ 6,451,156	$ 251,195
25	Long	U.S. Treasury Ultra Bonds	June 2023	3,412,340	3,535,156	122,816
						$8,761,544
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,829,071	$—	$1,829,071
Aerospace/Defense	6,569,032	1,529,814	—	8,098,846
Agriculture	6,432,177	1,635,924	—	8,068,101
Apparel	2,864,379	2,646,236	—	5,510,615
Auto Manufacturers	6,850,628	5,454,544	—	12,305,172
Auto Parts & Equipment	2,378,714	3,403,255	—	5,781,969
Banks	28,055,361	19,087,646	—	47,143,007
Beverages	7,991,622	4,867,863	—	12,859,485
Biotechnology	5,286,362	713,530	—	5,999,892
Building Materials	2,299,730	105,619	—	2,405,349
Chemicals	8,965,950	9,283,580	—	18,249,530
Commercial Services	8,570,351	6,432,795	43,309	15,046,455
Computer Graphics	—	—	59,866	59,866
Computers	38,781,242	3,000,140	—	41,781,382
Cosmetics/Personal Care	6,136,337	6,692,023	—	12,828,360
Distribution/Wholesale	430,949	3,723,268	—	4,154,217
Diversified Financial Services	22,637,024	3,421,312	171,496	26,229,832
Electric	17,327,018	5,385,780	—	22,712,798
Electrical Components & Equipment	1,783,568	3,856,753	—	5,640,321
Electronics	5,928,336	3,940,000	—	9,868,336
Engineering & Construction	—	1,391,427	—	1,391,427
Food	7,213,846	11,333,847	—	18,547,693
Food Service	—	2,336,011	—	2,336,011
Forest Products & Paper	—	78,409	—	78,409
Gas	—	549,658	—	549,658
Healthcare-Products	21,915,228	7,135,603	—	29,050,831
Healthcare-Services	25,713,739	1,632,432	—	27,346,171
Home Builders	367,920	887,772	—	1,255,692
Home Furnishings	—	3,667,746	—	3,667,746
Insurance	32,216,592	18,715,097	—	50,931,689
Internet	58,719,181	3,680,777	—	62,399,958
Investment Companies	—	1,383,271	—	1,383,271
Iron/Steel	1,452,616	857,123	—	2,309,739
Lodging	2,007,692	193,809	—	2,201,501
Machinery-Construction & Mining	62,796	3,296,014	—	3,358,810
Machinery-Diversified	1,657,310	2,890,233	—	4,547,543
Mining	4,125,027	14,420,467	0	18,545,494
Miscellaneous Manufacturing	8,568,316	7,538,525	—	16,106,841
Oil & Gas	22,997,650	8,999,810	54,000	32,051,460
Oil & Gas Services	1,357,086	82,436	—	1,439,522
Packaging & Containers	981,508	1,872,411	—	2,853,919
Pharmaceuticals	41,526,825	18,602,117	—	60,128,942
Private Equity	1,276,899	609,539	—	1,886,438
Real Estate	68,607	2,910,291	—	2,978,898
REITS	22,820,727	3,391,375	—	26,212,102
Retail	29,211,567	6,263,098	—	35,474,665
Semiconductors	44,301,285	14,400,172	—	58,701,457
Software	69,168,702	2,789,128	—	71,957,830

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Telecommunications	$9,010,717	$6,919,659	$—	$15,930,376
Transportation	9,224,331	878,841	—	10,103,172
Other Industries	9,052,049	—	—	9,052,049
Preferred Stocks:
Diversified Financial Services	—	385,233	—	385,233
Other Industries	379,834	—	—	379,834
Convertible Preferred Stocks	—	—	545,418	545,418
Corporate Bonds & Notes	—	159,764,490	—	159,764,490
Loans	—	3,350,498	—	3,350,498
Asset Backed Securities	—	10,147,900	—	10,147,900
Collateralized Mortgage Obligations	—	22,530,015	—	22,530,015
U.S. Government & Agency Obligations	—	227,931,402	—	227,931,402
Foreign Government Obligations	—	3,379,887	—	3,379,887
Municipal Securities	—	10,763,275	—	10,763,275
Purchased Options	312,930	—	—	312,930
Warrants	—	7,958	—	7,958
Short-Term Investments	171,227,188	—	—	171,227,188
Total Investments at Value	$776,226,948	$674,976,909	$874,089	$1,452,077,946
Other Financial Instruments:†
Futures Contracts	$8,761,544	$—	$—	$8,761,544
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.4%
Domestic Equity Investment Companies — 49.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,042,465	$ 175,875,948
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	15,047,659	144,608,004
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,755,355	248,752,520
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,578,419	60,191,142
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,810,893	106,658,582
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,376,861	53,015,847
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	10,179,341	169,689,611
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,438,636	320,515,305
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	974,962	11,992,039
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,887,791	47,392,176
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,770,554	225,170,705
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,727,919	71,627,966
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,506,241	61,920,211
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,046,537	69,026,659
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,470,059	88,575,114
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	8,053,974	276,573,452
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,958,460	87,112,686
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	9,981,231	194,933,442
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	29,793,972	916,462,567
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,208,084	164,640,545
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	24,511,945	279,436,171
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,191,610	271,351,417
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,366,732	$ 55,850,500
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,715,339	50,406,971
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	4,091,926	107,167,552
Total Domestic Equity Investment Companies (cost $4,256,054,725)		4,258,947,132
Domestic Fixed Income Investment Companies — 24.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	16,456,792	150,415,083
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	45,360,544	458,595,098
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,683,480	59,165,022
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,410,698	213,748,205
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,577,411	101,120,050
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,745,392	106,057,017
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	62,114,694	508,719,340
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,966,807	44,744,369
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	35,651,403	474,876,688
Total Domestic Fixed Income Investment Companies (cost $2,388,452,147)		2,117,440,872
International Equity Investment Companies — 9.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	17,325,391	146,226,300
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,836,186	24,531,445
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	9,642,842	148,885,476
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,256,744	77,708,759
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,259,269	23,694,887
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,869,029	137,629,315
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	14,455,356	137,759,546

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,428,718	$ 58,326,222
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,716,346	62,708,314
Total International Equity Investment Companies (cost $808,844,312)		817,470,264
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $29,499,362)	2,710,841	25,454,803
Total Affiliated Investment Companies (cost $7,482,850,546)		7,219,313,071
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.5%
U.S. Government — 13.5%
United States Treasury Notes
0.88%, 11/15/2030	$154,304,500	128,796,037
1.25%, 08/15/2031	438,536,600	370,837,512
1.38%, 11/15/2031	135,978,300	115,613,426
1.50%, 02/15/2030	76,768,000	67,741,763
1.63%, 05/15/2031(2)	46,649,700	40,891,378
1.88%, 02/15/2032	64,251,700	56,784,950
2.75%, 08/15/2032	59,161,200	55,990,529
2.88%, 05/15/2032	218,158,900	208,801,929
3.50%, 02/15/2033	37,060,300	37,280,346
4.13%, 11/15/2032	69,476,300	73,330,063
Total U.S. Government & Agency Obligations (cost $1,258,409,424)		1,156,067,933
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: Bank of America International)	110,000	3,598,338
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,250.00; Counterparty: Citibank, N.A.)	160,000	3,573,973
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,250.00; Counterparty: UBS AG)	190,000	4,244,093
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Bank of America International)	70,000	$ 1,974,644
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	270,000	7,616,485
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,650.00; Counterparty: Citibank, N.A.)	150,000	9,500,168
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/17/2023; Strike Price: $3,700.00; Counterparty: UBS AG)	240,000	19,538,906
Total Purchased Options (cost $80,021,501)		50,046,607
Total Long-Term Investment Securities (cost $8,821,281,471)		8,425,427,611
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
AllianceBernstein Government STIF Portfolio, Class AB 4.87%(3) (cost $171,748,236)	171,748,236	171,748,236
TOTAL INVESTMENTS (cost $8,993,029,707)	100.5%	8,597,175,847
Other assets less liabilities	(0.5)	(46,377,090)
NET ASSETS	100.0%	$8,550,798,757
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2023.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,100	Long	S&P 500 E-Mini Index	June 2023	$434,490,927	$439,792,500	$5,301,573
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,219,313,071	$—	$—	$7,219,313,071
U.S. Government & Agency Obligations	—	1,156,067,933	—	1,156,067,933
Purchased Options	—	50,046,607	—	50,046,607
Short-Term Investments	171,748,236	—	—	171,748,236
Total Investments at Value	$7,391,061,307	$1,206,114,540	$—	$8,597,175,847
Other Financial Instruments:†
Futures Contracts	$5,301,573	$—	$—	$5,301,573
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.3%
Domestic Equity Investment Companies — 57.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,705,492	$ 110,971,813
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	13,237,769	127,214,960
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,347,374	229,026,708
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,269,826	56,861,420
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,908,792	45,551,691
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,949,673	78,383,775
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,143,220	19,057,482
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,299,938	164,270,910
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	7,182,520	88,344,992
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,547,047	31,048,504
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,947,252	190,290,924
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,803,052	27,316,234
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,907,675	51,349,547
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	11,701,340	121,927,962
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,477,119	14,193,892
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	12,980,240	241,043,049
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	9,540,690	130,612,043
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,446,792	221,382,847
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,366,656	49,220,509
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,273,554	102,992,508
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	15,449,937	475,240,051
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,423,942	150,620,075
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	12,102,386	$ 137,967,206
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,901,825	244,820,539
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,307,556	42,303,647
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,914,261	31,153,456
Total Domestic Equity Investment Companies (cost $3,443,834,234)		3,183,166,744
Domestic Fixed Income Investment Companies — 15.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	7,138,787	65,248,512
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	15,789,930	159,636,195
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,921,901	30,416,993
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,512,269	87,217,436
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,802,337	55,470,343
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,686,193	56,122,722
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,308,371	215,465,558
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,663,195	18,279,342
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,523,545	180,133,622
Total Domestic Fixed Income Investment Companies (cost $980,674,224)		867,990,723
International Equity Investment Companies — 10.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,099,590	85,240,540
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,519,063	20,294,690
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,502,121	69,512,747
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,864,572	72,837,981
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,793,061	13,035,551
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,599,008	80,436,647

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,779,934	$ 36,022,774
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	7,545,096	99,368,912
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,687,695	106,274,016
Total International Equity Investment Companies (cost $592,472,981)		583,023,858
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $29,022,928)	2,568,979	24,122,715
Total Affiliated Investment Companies (cost $5,046,004,367)		4,658,304,040
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Notes
0.88%, 11/15/2030	$102,609,000	85,646,450
1.25%, 08/15/2031	274,355,100	232,001,531
1.38%, 11/15/2031	91,046,800	77,411,120
1.50%, 02/15/2030(2)	48,132,300	42,472,995
1.63%, 05/15/2031	31,325,100	27,458,408
1.88%, 02/15/2032	54,406,600	48,083,958
2.75%, 08/15/2032	39,282,000	37,176,730
2.88%, 05/15/2032	135,690,600	129,870,746
3.50%, 02/15/2033	22,201,500	22,333,321
4.13%, 11/15/2032	45,981,000	48,531,509
Total U.S. Government & Agency Obligations (cost $815,068,934)		750,986,768
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: Bank of America International)	60,000	1,962,731
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,250.00; Counterparty: Citibank, N.A.)	95,000	2,122,046
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/15/2023; Strike Price: $3,250.00; Counterparty: UBS AG)	135,000	3,015,539
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Bank of America International)	50,000	$ 1,410,460
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	190,000	5,359,749
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/20/2023; Strike Price: $3,650.00; Counterparty: Citibank, N.A.)	70,000	4,433,412
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/17/2023; Strike Price: $3,700.00; Counterparty: UBS AG)	170,000	13,840,058
Total Purchased Options (cost $51,161,924)		32,143,995
Total Long-Term Investment Securities (cost $5,912,235,225)		5,441,434,803
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
AllianceBernstein Government STIF Portfolio, Class AB 4.87%(3) (cost $118,283,833)	118,283,833	118,283,833
TOTAL INVESTMENTS (cost $6,030,519,058)	100.6%	5,559,718,636
Other assets less liabilities	(0.6)	(33,438,289)
NET ASSETS	100.0%	$5,526,280,347
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2023.
STIF—Short Term Investment Fund

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
900	Short	S&P 500 E-Mini Index	June 2023	$185,634,939	$188,482,500	$(2,847,561)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,658,304,040	$—	$—	$4,658,304,040
U.S. Government & Agency Obligations	—	750,986,768	—	750,986,768
Purchased Options	—	32,143,995	—	32,143,995
Short-Term Investments	118,283,833	—	—	118,283,833
Total Investments at Value	$4,776,587,873	$783,130,763	$—	$5,559,718,636
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,847,561	$—	$—	$2,847,561
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.2%
Domestic Equity Investment Companies — 46.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,835,221	$179,491,408
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,269,078	29,021,508
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,705,447	18,231,223
Total Domestic Equity Investment Companies (cost $198,861,049)		226,744,139
Domestic Fixed Income Investment Companies — 25.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,301,273	60,240,172
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,492,726	64,083,202
Total Domestic Fixed Income Investment Companies (cost $135,673,133)		124,323,374
International Equity Investment Companies — 9.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,865,326)	3,860,174	47,943,359
Total Affiliated Investment Companies (cost $377,399,508)		399,010,872
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,200) (cost $1,909,930)	381	108,585
Total Long-Term Investment Securities (cost $379,309,438)		399,119,457
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.7%
Unaffiliated Investment Companies — 16.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(2)	80,175,588	$ 80,175,588
T. Rowe Price Treasury Reserve Fund 4.83%(2)	1,079	1,079
		80,176,667
U.S. Government — 1.2%
United States Treasury Bills
4.57%, 05/23/2023	$ 1,360,000	1,356,541
4.60%, 06/22/2023(3)	4,543,000	4,511,321
		5,867,862
Total Short-Term Investments (cost $86,045,656)		86,044,529
TOTAL INVESTMENTS (cost $465,355,094)	100.0%	485,163,986
Other assets less liabilities	0.0	212,806
NET ASSETS	100.0%	$485,376,792
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The rate shown is the 7-day yield as of April 30, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
96	Long	MSCI EAFE Index	June 2023	$ 9,691,633	$10,318,080	$ 626,447
218	Long	S&P 500 E-Mini Index	June 2023	42,611,723	45,654,651	3,042,928
25	Long	S&P Mid Cap 400 E-Mini Index	June 2023	6,193,465	6,251,500	58,035
71	Long	U.S. Treasury 10 Year Notes	June 2023	7,961,705	8,179,422	217,717
53	Long	U.S. Treasury 2 Year Notes	June 2023	10,841,005	10,926,695	85,690
69	Long	U.S. Treasury 5 Year Notes	June 2023	7,405,621	7,572,211	166,590
18	Long	U.S. Treasury Long Bonds	June 2023	2,263,603	2,369,812	106,209
11	Long	U.S. Treasury Ultra Bonds	June 2023	1,501,430	1,555,469	54,039
						$4,357,655
						Unrealized (Depreciation)
44	Long	E-Mini Russell 2000 Index	June 2023	$3,946,783	$3,904,560	$ (42,223)
Net Unrealized Appreciation (Depreciation)						$4,315,432
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$399,010,872	$—	$—	$399,010,872
Purchased Options	108,585	—	—	108,585
Short-Term Investments:
U.S. Government	—	5,867,862	—	5,867,862
Other Short-Term Investments	80,176,667	—	—	80,176,667
Total Investments at Value	$479,296,124	$5,867,862	$—	$485,163,986
Other Financial Instruments:†
Futures Contracts	$4,357,655	$—	$—	$4,357,655
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$42,223	$—	$—	$42,223
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to preform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a policies and procedures and has established a pricing review committee to determine fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.
Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net dis-

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

counted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments for the period ended April 30, 2023:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2,5	7	6	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	6	-	-	-
SA Goldman Sachs Global Bond	2	1,7	1,2,7	2,7	3,4	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2,5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO RAE International Value	-	7	-	-	-	-
SA PIMCO VCP Tactical Balanced	2,5	7	2,5,6	2,5	3,5,6	-

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA Putnam International Growth and Income	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2,5	7	5,6	-	5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3	-
SA T. Rowe Price VCP Balanced	2,5	1	5	-	3	-
SA VCP Dynamic Allocation	6	-	6	-	-	-
SA VCP Dynamic Strategy	6	-	6	-	-	-
SA VCP Index Allocation	5	-	5	-	-	-

(1)  To manage foreign currency exchange rate risk.
(2)  To manage interest rate risk and the duration of the portfolio.
(3)   To manage credit risk.
(4)   To manage against or gain exposure to certain securities and/or sectors.
(5)   To manage exposures in certain securities markets.
(6)   To mange portfolio risk.
(7)   To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 2.    Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2023, transactions in these securities were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
iShares U.S. Fixed Income Balanced Risk Factor ETF - Exchange Traded Fund	$ 170,158	$—	$ 16,710,000	$—	$ 1,921,243	$ (378,874)	$ 233,165	$14,643,048
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	2,613,794	86,636	38,527	(2,279)	(130,831)	$2,528,793
SA Fixed Income Index Portfolio, Class 1	—	—	16,289,497	1,377,571	256,844	(36,151)	160,021	17,534,094
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,243,032	1,206,450	269,687	(15,613)	195,910	18,360,092
SA International Index Portfolio, Class 1	—	—	22,171,770	730,627	1,324,908	158,709	474,438	22,210,636
SA Large Cap Index Portfolio, Class 1	—	—	19,786,415	677,544	302,014	67,141	469,070	20,698,156
SA Mid Cap Index Portfolio, Class 1	—	—	4,782,704	150,506	266,297	36,004	(314,466)	4,388,451
SA Small Cap Index Portfolio, Class 1	$—	$—	1,842,030	58,521	225,945	14,772	(170,113)	1,519,265
	$—	$—	$ 84,729,242	$ 4,287,855	$ 2,684,222	$ 222,583	$ 684,029	$ 87,239,487
†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$ -	$ -	$ 4,281,910	$ 90,425	$ 54,217	$ (4,082)	$ (214,553)	$ 4,099,483

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	-	-	10,218,108	676,058	135,542	(19,195)	93,872	10,833,301
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	10,816,377	894,144	146,386	(9,046)	118,823	11,673,912
SunAmerica Series Trust SA International Index Portfolio, Class 1	-	-	26,309,332	547,061	1,228,013	209,660	530,137	26,368,177
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	-	-	23,804,780	516,708	308,958	80,524	552,791	24,645,845
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	-	-	5,570,088	111,089	167,291	23,618	(346,471)	5,191,033
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	-	-	3,575,501	72,983	143,932	(8,609)	(287,205)	3,208,738
	$ -	$ -	$ 84,576,096	$ 2,908,468	$ 2,184,339	$ 272,870	$ 447,394	$ 86,020,489
†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$ -	$ -	$ 15,751,699	$ 333,209	$ 198,338	$ (5,793)	$ (801,115)	$ 15,079,662
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	-	-	15,384,712	933,210	198,338	(28,362)	143,321	16,234,543
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	17,355,503	2,099,851	238,006	(14,048)	191,040	19,394,340
SunAmerica Series Trust SA International Index Portfolio, Class 1	-	-	123,830,320	2,542,390	4,513,320	561,759	2,915,479	125,336,628
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	-	-	100,853,784	3,269,160	1,296,021	440,666	2,258,094	105,525,683
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	-	-	27,681,874	549,520	723,117	162,329	(1,781,707)	25,888,899
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	-	-	15,885,729	336,850	199,622	(1,791)	(1,316,119)	14,705,047
	$ -	$ -	$ 316,743,621	$ 10,064,190	$ 7,366,762	$ 1,114,760	$ 1,608,993	$ 322,164,802
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$ 45,602,246	$ 2,853,621	$ 716,466	$ (62,953)	$ 394,743	$48,071,191
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,895,838	1,683,803	752,290	(19,427)	517,932	50,325,856
SA International Index Portfolio, Class 1	—	—	22,566,084	286,720	840,322	128,661	500,555	22,641,698
SA Large Cap Index Portfolio, Class 1	—	—	94,154,673	1,188,141	2,410,614	644,855	1,818,587	95,395,642
SA Mid Cap Index Portfolio, Class 1	—	—	13,712,020	153,580	1,482,055	283,901	(1,085,275)	11,582,171
SA Small Cap Index Portfolio, Class 1	—	—	12,500,362	152,242	680,586	(7,053)	(1,027,343)	10,937,622
	$—	$—	$ 237,431,223	$ 6,318,107	$ 6,882,333	$ 967,984	$ 1,119,199	$238,954,180
†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$ -	$ -	$ 44,017,254	$ 2,007,772	$ 779,175	$ (70,743)	$ 390,500	$ 45,565,608
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	46,535,904	3,848,550	857,092	(12,571)	478,016	49,992,807
SunAmerica Series Trust SA International Index Portfolio, Class 1	-	-	66,783,501	591,270	3,329,803	207,668	1,651,960	65,904,596
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	-	-	224,243,577	2,012,534	5,849,912	1,524,015	4,344,838	226,275,052
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	-	-	48,218,669	411,338	1,183,377	202,882	(3,001,891)	44,647,621
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	-	-	23,055,024	206,263	792,389	(19,383)	(1,877,311)	20,572,204
	$ -	$ -	$ 452,853,929	$ 9,077,727	$ 12,791,748	$ 1,831,868	$ 1,986,112	$ 452,957,888
†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$ -	$ -	$ 58,333,804	$ 3,683,610	$ 685,285	$ (95,852)	$ 519,675	$ 61,755,952
SA Mid Cap Index Portfolio, Class 1	-	-	61,949,530	11,760,332	822,342	(28,853)	649,772	73,508,439
SA Small Cap Index Portfolio, Class 1	-	-	240,895,917	3,446,078	10,672,611	636,897	6,083,975	240,390,256
SA Fixed Income Index Portfolio, Class 1	-	-	656,539,889	9,617,339	12,454,532	2,950,875	14,390,726	671,044,297
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	128,248,955	1,775,624	1,379,615	137,290	(7,562,201)	121,220,053
SA International Index Portfolio, Class 1	-	-	61,692,884	889,213	1,191,315	3,075	(5,075,195)	56,318,662
	$ -	$ -	$ 1,207,660,979	$ 31,172,196	$ 27,205,700	$ 3,603,432	$ 9,006,752	$ 1,224,237,659
†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
American International Group, Inc. - Common Stock	$ 19,553	$ -	$ 3,862,995	$ 7,135	$ -	$ -	$ (621,165)	$ 3,248,965
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
American International Group, Inc. - Common Stock	$ 4,885	$ -	$ 918,966	$ 166,029	$ -	$ -	$ (135,791)	$ 949,204
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$ -	$ -	$ 319,076,980	$ 10,000,000	$ 26,546,635	$ 3,199,414	$ 14,785,546	$ 320,515,305
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	14,025,442	-	744,652	(386,327)	(902,424)	11,992,039
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	60,820,867	-	2,233,957	(39,781)	617,893	59,165,022

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SA Emerging Markets Equity Index Portfolio, Class 1	-	-	26,635,397	-	744,653	(88,336)	(1,270,963)	24,531,445
SA Federated Hermes Corporate Bond Portfolio, Class 1	-	-	220,107,885	-	7,198,306	(905,981)	1,744,607	213,748,205
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	52,099,832	-	1,985,740	(35,662)	(2,686,254)	47,392,176
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	147,873,753	-	4,716,132	98,426	5,629,429	148,885,476
SA Fixed Income Index Portfolio, Class 1	-	-	103,631,587	-	3,226,826	(199,857)	915,146	101,120,050
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	109,212,639	-	4,219,697	(109,885)	1,173,960	106,057,017
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	-	-	258,346,301	-	20,025,498	(4,200,210)	(8,949,888)	225,170,705
SA Franklin Small Company Value Portfolio, Class 1	-	-	81,156,976	-	2,482,174	(1,062,529)	(5,984,307)	71,627,966
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	-	-	62,840,746	-	1,861,631	195,199	745,897	61,920,211
SA Goldman Sachs Global Bond Portfolio, Class 1	-	-	26,513,420	-	992,871	(174,703)	108,957	25,454,803
SA International Index Portfolio, Class 1	-	-	78,088,752	-	2,482,175	418,631	1,683,551	77,708,759
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	75,581,907	-	3,475,044	(2,594,094)	(486,110)	69,026,659
SA Janus Focused Growth Portfolio, Class 1	-	-	89,379,877	-	5,228,610	(989,038)	5,412,885	88,575,114
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	25,613,143	-	868,761	195,120	(1,244,615)	23,694,887
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	327,305,537	-	38,314,643	2,891,359	(15,308,801)	276,573,452
SA JPMorgan Global Equities Portfolio, Class 1	-	-	139,852,015	-	4,467,915	(344,684)	2,589,899	137,629,315
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	523,998,755	-	17,623,440	(1,500,427)	3,844,452	508,719,340
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	-	-	91,690,406	-	3,226,826	(1,267,494)	(83,400)	87,112,686
SA Large Cap Growth Index Portfolio, Class 1	-	-	130,199,978	62,500,000	5,916,441	1,212,481	6,937,424	194,933,442
SA Large Cap Index Portfolio, Class 1	-	-	924,963,701	-	31,895,946	13,282,934	10,111,878	916,462,567
SA Large Cap Value Index Portfolio, Class 1	-	-	129,160,010	39,100,000	5,009,667	707,638	682,564	164,640,545
SA MFS Blue Chip Growth Portfolio, Class 1	-	-	273,392,171	10,000,000	16,681,439	1,104,421	11,621,018	279,436,171
SA MFS Massachusetts Investors Trust Portfolio, Class 1	-	-	279,689,223	-	9,804,590	(383,873)	1,850,657	271,351,417
SA Mid Cap Index Portfolio, Class 1	-	-	61,246,774	-	1,861,631	416,010	(3,950,653)	55,850,500
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	136,047,607	-	4,343,806	37,089	6,018,656	137,759,546
SA PIMCO RAE International Value Portfolio, Class 1	-	-	59,276,720	-	1,861,631	(580,658)	1,491,791	58,326,222
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	45,581,477	-	1,365,196	(134,036)	662,124	44,744,369
SA Putnam International Growth and Income Portfolio, Class 1	-	-	63,524,396	-	2,109,848	(245,188)	1,538,954	62,708,314
SA Small Cap Index Portfolio, Class 1	-	-	67,862,969	-	11,898,576	650,655	(6,208,077)	50,406,971
SA Wellington Capital Appreciation Portfolio, Class 1	-	-	107,265,299	-	3,723,261	(2,073,859)	5,699,373	107,167,552
SA Wellington Government & Quality Bond Portfolio, Class 1	-	-	488,640,948	-	16,506,460	(2,522,410)	5,264,610	474,876,688
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	-	-	153,399,506	-	4,964,349	(382,551)	2,362,477	150,415,083

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SA Columbia Focused Value Portfolio, Class 1	-	-	192,512,834	-	6,205,436	819,154	(11,250,604)	175,875,948
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	473,539,040	-	16,134,135	(3,049,724)	4,239,917	458,595,098
SA Multi-Managed International Equity Portfolio, Class 1	-	-	147,885,592	-	4,716,131	435,170	2,621,669	146,226,300
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	147,960,295	-	8,214,350	(6,777,154)	11,639,213	144,608,004
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	270,798,424	-	18,315,284	(4,027,387)	296,767	248,752,520
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	62,981,739	-	1,985,740	(981,824)	176,967	60,191,142
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	116,878,847	-	3,226,827	108,053	(7,101,491)	106,658,582
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	67,325,478	-	8,951,394	(1,140,244)	(4,217,993)	53,015,847
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	187,570,813	-	31,459,136	(14,546,282)	28,124,216	169,689,611
	$ -	$ -	$ 7,421,556,058	$ 121,600,000	$ 369,817,460	$(24,972,444)	$ 70,946,917	$ 7,219,313,071
†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$ -	$ -	$ 167,721,953	$ 358,051	$ 13,087,221	$ 1,457,183	$ 7,820,944	$ 164,270,910
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	100,223,491	189,256	2,779,324	(212,950)	(9,075,481)	88,344,992
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	31,170,578	76,725	1,126,753	(20,223)	316,666	30,416,993
SA Emerging Markets Equity Index Portfolio, Class 1	-	-	21,829,510	30,690	450,701	(53,264)	(1,061,545)	20,294,690
SA Federated Hermes Corporate Bond Portfolio, Class 1	-	-	89,534,645	194,371	2,854,440	(502,934)	845,794	87,217,436
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	33,938,792	81,840	1,201,869	(89,847)	(1,680,412)	31,048,504
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	68,945,905	153,450	2,253,506	10,100	2,656,798	69,512,747
SA Fixed Income Index Portfolio, Class 1	-	-	56,617,979	112,530	1,652,570	(103,043)	495,447	55,470,343
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	57,380,278	132,990	1,953,038	(27,501)	589,993	56,122,722
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	-	-	216,007,457	414,316	15,218,654	(1,482,636)	(9,429,559)	190,290,924
SA Franklin Small Company Value Portfolio, Class 1	-	-	31,926,017	61,380	1,901,402	(641,005)	(2,128,755)	27,316,235
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	-	-	55,004,313	112,530	4,452,571	372,498	312,777	51,349,547
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	-	-	130,033,184	265,981	3,906,077	(1,330,948)	(3,134,178)	121,927,962
SA GoldmanSAchs Global Bond Portfolio, Class 1	-	-	25,024,742	61,380	901,402	(198,876)	136,870	24,122,714
SA International Index Portfolio, Class 1	-	-	72,966,401	153,450	2,253,505	380,458	1,591,177	72,837,981
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	15,455,861	46,035	676,052	(286,499)	(345,453)	14,193,892
SA Invesco Main Street Large Cap Portfolio, Class 1	-	-	239,860,643	521,731	7,661,919	(398,779)	8,721,373	241,043,049
SA Janus Focused Growth Portfolio, Class 1	-	-	131,557,764	286,441	7,864,624	(1,406,612)	8,039,074	130,612,043

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	14,030,363	30,690	450,701	(146,167)	(428,635)	13,035,550
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	251,568,424	480,811	20,945,174	327,951	(10,049,165)	221,382,847
SA JPMorgan Global Equities Portfolio, Class 1	-	-	81,816,472	173,910	2,853,973	(275,870)	1,576,108	80,436,647
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	221,333,053	501,271	7,361,451	(628,972)	1,621,657	215,465,558
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	51,593,010	117,647	1,727,688	(610,171)	(152,289)	49,220,509
SA Large Cap Growth Index Portfolio, Class 1	-	-	71,409,323	30,185,291	2,970,313	607,394	3,760,814	102,992,509
SA Large Cap Index Portfolio, Class 1	-	-	477,259,492	1,033,233	15,173,605	5,930,525	6,190,406	475,240,051
SA Large Cap Value Index Portfolio, Class 1	-	-	128,576,105	25,577,361	4,359,376	617,109	208,877	150,620,076
SA MFS Blue Chip Growth, Class 1	-	-	135,899,140	312,016	4,582,128	(1,534,785)	7,872,963	137,967,206
SA MFS MasSAchusetts Investors Trust Portfolio, Class 1	-	-	250,883,641	542,191	7,962,386	103,547	1,253,547	244,820,540
SA Mid Cap Index Portfolio, Class 1	-	-	46,378,050	102,300	1,502,337	311,924	(2,986,290)	42,303,647
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	35,490,337	76,725	1,126,753	(217,267)	1,799,732	36,022,774
SA PIMCO RAE International Value Portfolio, Class 1	-	-	100,541,495	199,486	2,929,557	(285,470)	1,842,958	99,368,912
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	18,553,339	35,805	525,818	(91,965)	307,981	18,279,342
SA Putnam International Growth and Income Portfolio, Class 1	-	-	107,012,540	214,831	3,154,908	406,632	1,794,920	106,274,015
SA Small Cap Index Portfolio, Class 1	-	-	35,074,637	71,610	1,141,497	69,794	(2,921,088)	31,153,456
SA Wellington Government & Quality Bond Portfolio, Class 1	-	-	184,905,466	424,546	6,234,698	(825,628)	1,863,936	180,133,622
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	-	-	92,867,052	27,755,751	3,755,842	248,536	(6,143,684)	110,971,813
SA Columbia Focused Value Portfolio, Class 1	-	-	164,260,034	368,281	5,408,413	(888,303)	1,304,596	159,636,195
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	85,835,213	173,910	2,553,972	139,842	1,645,546	85,240,539
SA Multi-Managed International Equity Portfolio, Class 1	-	-	136,128,169	281,326	13,689,508	(6,741,914)	11,236,887	127,214,960
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	266,658,726	460,351	34,260,516	(4,358,040)	526,187	229,026,708
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	59,372,497	127,875	1,877,922	(1,297,926)	536,896	56,861,420
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	49,714,606	86,955	1,276,986	(93,096)	(2,879,788)	45,551,691
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	95,443,982	163,680	9,583,461	(4,035,415)	(3,605,011)	78,383,775
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	18,863,829	40,920	1,300,934	(1,521,860)	2,975,527	19,057,482
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	66,282,296	138,105	2,028,156	(138,758)	995,025	65,248,512
	$ -	$ -	$ 4,792,950,804	$ 92,930,025	$ 232,933,701	$ (19,463,230)	$ 24,820,143	$ 4,658,304,040
†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2023 — (unaudited) — (continued)

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2023
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$57,921,466	$2,984,112	$1,078,410	($143,729)	$556,733	$60,240,172
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	61,639,718	2,976,386	1,150,304	(61,906)	679,308	64,083,202
SA International Index Portfolio, Class 1	-	-	48,479,436	387,289	2,262,728	366,272	973,090	47,943,359
SA Large Cap Index Portfolio, Class 1	-	-	178,120,968	1,430,822	4,688,247	1,552,523	3,075,342	179,491,408
SA Mid Cap Index Portfolio, Class 1	-	-	32,794,736	245,640	2,106,563	321,384	(2,233,689)	29,021,508
SA Small Cap Index Portfolio, Class 1	-	-	20,628,615	163,162	863,149	(42,785)	(1,654,620)	18,231,223
	$—	$—	$399,584,939	$8,187,411	$12,149,401	$1,991,759	$1,396,164	$399,010,872
† Includes reinvestment of distributions paid.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.